UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2025

Date of reporting period:	December 31, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class 2

Blue Chip Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$64Footnote Reference*	0.90%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from April 30, 2025, date operations commenced, through December 31, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations that display characteristics of a “blue chip” company. For this Fund, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above-average earnings. The Fund also invests in securities of foreign companies. Over the year, entertainment streaming service Netflix was the top contributor relative to the Russell 1000 Growth Index (“Index”). The company reported in October that market share and engagement were at an all-time high. Lack of allocation to energy and utilities, and a lower allocation in consumer staples benefited performance relative to the Index. Company selection in information technology was the biggest detractor. Less exposure to companies driven higher by the artificial intelligence capital expenditure surge detracted from performance relative to the Index. Software holdings including Roper Technologies and Cadence Design sold off this year on the narrative that generative artificial intelligence will be able to replace software. The team saw no evidence of a change in the competitive environment for these businesses. Selection in health care companies detracted relative to the Index, including Zoetis and Danaher. Animal health business Zoetis declined around a competitor’s new product launch. Zoetis has a strong lineup of new products in its pipeline. Danaher saw its bioprocessing business return to growth in the third quarter, following a post-pandemic destocking period. Vehicle salvage and auction business Copart detracted, caused by lower volumes due to a rise in uninsured drivers. Insurance premiums have started to come down, and the temporary headwinds should abate.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $16,323	Russell 1000 Index $19,411	Russell 1000 Growth Index $21,232
11/20	10,000	10,000	10,000
12/20	10,340	10,265	10,409
1/21	9,990	10,180	10,332
2/21	10,310	10,475	10,330
3/21	10,520	10,872	10,507
4/21	11,390	11,457	11,222
5/21	11,400	11,512	11,067
6/21	12,060	11,800	11,761
7/21	12,440	12,045	12,149
8/21	12,870	12,394	12,603
9/21	12,201	11,824	11,897
10/21	13,031	12,645	12,928
11/21	12,761	12,475	13,007
12/21	12,896	12,981	13,282
1/22	11,698	12,249	12,142
2/22	10,993	11,913	11,626
3/22	11,225	12,315	12,081
4/22	9,775	11,217	10,622
5/22	9,715	11,200	10,375
6/22	9,987	11,218	10,700
7/22	9,443	10,787	10,201
8/22	8,883	10,574	9,748
9/22	9,467	11,146	10,192
12/22	8,873	10,498	9,412
1/23	9,639	11,202	10,196
2/23	9,276	10,935	10,075
3/23	9,659	11,281	10,764
4/23	9,871	11,421	10,870
5/23	10,062	11,474	11,366
6/23	10,788	12,249	12,143
7/23	11,101	12,670	12,552
8/23	11,141	12,448	12,439
9/23	10,506	11,863	11,763
10/23	10,496	11,577	11,595
11/23	11,847	12,658	12,859
12/23	12,341	13,283	13,429
1/24	12,653	13,468	13,764
2/24	13,289	14,195	14,703
3/24	13,541	14,650	14,961
4/24	12,946	14,027	14,327
5/24	13,359	14,687	15,184
6/24	13,873	15,174	16,208
7/24	14,004	15,394	15,933
8/24	14,277	15,759	16,265
9/24	14,498	16,096	16,725
10/24	14,297	15,984	16,670
11/24	15,355	17,013	17,751
12/24	14,932	16,538	17,908
1/25	15,618	17,065	18,262
2/25	15,093	16,766	17,606
3/25	14,307	15,796	16,123
4/25	14,619	15,702	16,408
5/25	15,557	16,704	17,860
6/25	16,202	17,550	18,999
7/25	16,797	17,940	19,716
8/25	16,646	18,318	19,937
9/25	16,616	18,953	20,996
10/25	16,767	19,362	21,758
11/25	16,495	19,409	21,364
12/25	16,323	19,411	21,232

Average Annual Total Returns

Name	1-YearFootnote Reference*	5-YearFootnote Reference*	Since InceptionFootnote Reference*
Class 2 Shares	9.32%	9.56%	10.17%
Russell 1000 Index	17.37%	13.59%	14.00%
Russell 1000 Growth Index	18.56%	15.32%	16.04%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 9, 2020.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$24,412
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate 37.4%
  Total Advisory Fees Paid (amount in thousands)$154

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.75%
Investment Companies	0.40%
Other Assets and Liabilities	(0.15)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	35.02%
Communications	22.53%
Financial	21.32%
Industrial	8.92%
Consumer, Non-cyclical	6.30%
Consumer, Cyclical	4.56%
Basic Materials	1.10%
Money Market Funds	0.40%
Other Assets and Liabilities	(0.15)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2025, the Manager contractually agreed to limit the Fund's Class 2 expenses so that the total level of operating expenses do not exceed 0.90%. Effective July 22, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC897AR2-0

Class 1

Bond Market Index Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.15%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (“Index”). The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the 12 months ending December 31, 2025, the Fund’s investments outperformed the Index. Top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within investment grade corporate bonds, and security specific impacts within mortgage-backed securities. Primary detractors to performance included a slightly lower allocation compared to Index weight to government related credit, security specific impacts within commercial mortgage-backed securities, and a slightly higher allocation compared to Index weight to U.S. Treasury securities.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $11,953	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	10,137	10,138
2/16	10,206	10,210
3/16	10,294	10,303
4/16	10,333	10,343
5/16	10,333	10,345
6/16	10,520	10,531
7/16	10,578	10,598
8/16	10,568	10,586
9/16	10,558	10,580
10/16	10,468	10,499
11/16	10,219	10,250
12/16	10,229	10,265
1/17	10,249	10,285
2/17	10,309	10,354
3/17	10,379	10,428
4/17	10,459	10,509
5/17	10,449	10,498
6/17	10,488	10,543
7/17	10,583	10,638
8/17	10,522	10,587
9/17	10,533	10,593
10/17	10,512	10,580
12/17	10,563	10,628
1/18	10,441	10,506
2/18	10,339	10,406
3/18	10,400	10,473
4/18	10,319	10,395
5/18	10,390	10,469
6/18	10,380	10,456
7/18	10,380	10,459
8/18	10,441	10,526
9/18	10,377	10,458
10/18	10,294	10,376
11/18	10,345	10,438
12/18	10,543	10,629
1/19	10,647	10,742
2/19	10,647	10,736
3/19	10,844	10,942
4/19	10,844	10,945
5/19	11,031	11,139
6/19	11,176	11,279
7/19	11,197	11,304
8/19	11,488	11,597
9/19	11,425	11,535
10/19	11,457	11,570
11/19	11,446	11,564
12/19	11,436	11,556
1/20	11,660	11,778
2/20	11,863	11,990
3/20	11,809	11,920
4/20	12,012	12,132
5/20	12,055	12,188
6/20	12,129	12,265
7/20	12,300	12,448
8/20	12,193	12,348
9/20	12,182	12,341
10/20	12,127	12,286
11/20	12,247	12,406
12/20	12,269	12,423
1/21	12,171	12,334
2/21	11,952	12,156
3/21	11,853	12,005
4/21	11,941	12,099
5/21	11,963	12,139
6/21	12,061	12,224
7/21	12,192	12,361
8/21	12,171	12,337
9/21	12,067	12,230
10/21	12,055	12,227
11/21	12,089	12,263
12/21	12,044	12,232
1/22	11,798	11,968
2/22	11,664	11,835
3/22	11,339	11,506
4/22	10,903	11,069
5/22	10,981	11,141
6/22	11,070	11,234
7/22	10,757	10,917
8/22	10,150	10,310
9/22	10,528	10,689
12/22	10,459	10,641
1/23	10,803	10,968
2/23	10,516	10,684
3/23	10,791	10,956
4/23	10,848	11,022
5/23	10,734	10,902
6/23	10,699	10,863
7/23	10,688	10,856
8/23	10,619	10,786
9/23	10,343	10,512
10/23	10,178	10,346
11/23	10,636	10,815
12/23	11,035	11,229
1/24	11,012	11,198
2/24	10,859	11,040
3/24	10,941	11,142
4/24	10,671	10,860
5/24	10,859	11,044
6/24	10,953	11,149
7/24	11,211	11,409
8/24	11,376	11,573
9/24	11,530	11,728
10/24	11,239	11,437
11/24	11,348	11,558
12/24	11,154	11,369
1/25	11,227	11,430
2/25	11,469	11,681
3/25	11,469	11,685
4/25	11,518	11,731
5/25	11,433	11,647
6/25	11,602	11,826
7/25	11,578	11,795
8/25	11,711	11,936
9/25	11,839	12,067
10/25	11,915	12,142
11/25	11,991	12,217
12/25	11,953	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	7.16%	-0.52%	1.80%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,802,149
  Total Number of Portfolio Holdings4,217
  Portfolio Turnover Rate 39.7%
  Total Advisory Fees Paid (amount in thousands)$2,706

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.32%
Bonds	28.04%
Investment Companies	1.35%
Municipal Bonds	0.57%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.71%
Mortgage Securities	25.58%
Financial	7.90%
Consumer, Non-cyclical	4.22%
Utilities	2.38%
Communications	2.13%
Technology	1.88%
Industrial	1.86%
Energy	1.72%
Consumer, Cyclical	1.44%
Money Market Funds	1.18%
Basic Materials	0.54%
Revenue Bonds	0.33%
Exchange-Traded Funds	0.17%
General Obligation Unlimited	0.16%
Insured	0.05%
Prerefunded	0.03%
General Obligation Limited	0.00%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC5AR1-0

Class 1

Core Plus Bond Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$51	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund also invests in other debt securities, including foreign securities and emerging market securities. The Fund also invests in derivatives. During the 12 months ending in December 2025, the Fund's investments outperformed the Bloomberg US Aggregate Index (“Index”), primarily driven by sector allocation. Duration and curve positioning, along with security selection, also contributed positively to performance. Within sector allocation, outperformance was led by an out-of-Index allocation to below investment-grade corporate bonds. Overweight allocations to investment-grade corporate bonds and mortgage-backed securities also contributed to performance. Positive security selection was driven by issuer-specific performance within emerging market debt. Duration and curve positioning also contributed to performance as interest rates declined, and the yield curve steepened during the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $12,633	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	10,081	10,138
2/16	10,136	10,210
3/16	10,281	10,303
4/16	10,380	10,343
5/16	10,389	10,345
6/16	10,561	10,531
7/16	10,670	10,598
8/16	10,679	10,586
9/16	10,679	10,580
10/16	10,614	10,499
11/16	10,371	10,250
12/16	10,409	10,265
1/17	10,455	10,285
2/17	10,539	10,354
3/17	10,614	10,428
4/17	10,707	10,509
5/17	10,717	10,498
6/17	10,773	10,543
7/17	10,851	10,638
8/17	10,832	10,587
9/17	10,861	10,593
10/17	10,851	10,580
12/17	10,909	10,628
1/18	10,823	10,506
2/18	10,698	10,406
3/18	10,726	10,473
4/18	10,659	10,395
5/18	10,698	10,469
6/18	10,678	10,456
7/18	10,717	10,459
8/18	10,774	10,526
9/18	10,725	10,458
10/18	10,605	10,376
11/18	10,625	10,438
12/18	10,755	10,629
1/19	10,924	10,742
2/19	10,944	10,736
3/19	11,153	10,942
4/19	11,182	10,945
5/19	11,342	11,139
6/19	11,521	11,279
7/19	11,561	11,304
8/19	11,819	11,597
9/19	11,768	11,535
10/19	11,768	11,570
11/19	11,779	11,564
12/19	11,809	11,556
1/20	12,004	11,778
2/20	12,189	11,990
3/20	11,871	11,920
4/20	12,251	12,132
5/20	12,395	12,188
6/20	12,518	12,265
7/20	12,805	12,448
8/20	12,723	12,348
9/20	12,692	12,341
10/20	12,671	12,286
11/20	12,895	12,406
12/20	12,937	12,423
1/21	12,841	12,334
2/21	12,671	12,156
3/21	12,586	12,005
4/21	12,703	12,099
5/21	12,724	12,139
6/21	12,852	12,224
7/21	12,948	12,361
8/21	12,959	12,337
9/21	12,868	12,230
10/21	12,868	12,227
11/21	12,857	12,263
12/21	12,879	12,232
1/22	12,587	11,968
2/22	12,408	11,835
3/22	12,105	11,506
4/22	11,611	11,069
5/22	11,668	11,141
6/22	11,701	11,234
7/22	11,398	10,917
8/22	10,707	10,310
9/22	11,118	10,689
12/22	11,060	10,641
1/23	11,424	10,968
2/23	11,130	10,684
3/23	11,377	10,956
4/23	11,435	11,022
5/23	11,306	10,902
6/23	11,259	10,863
7/23	11,259	10,856
8/23	11,165	10,786
9/23	10,852	10,512
10/23	10,658	10,346
11/23	11,179	10,815
12/23	11,650	11,229
1/24	11,638	11,198
2/24	11,457	11,040
3/24	11,566	11,142
4/24	11,263	10,860
5/24	11,457	11,044
6/24	11,578	11,149
7/24	11,856	11,409
8/24	12,026	11,573
9/24	12,167	11,728
10/24	11,818	11,437
11/24	11,955	11,558
12/24	11,756	11,369
1/25	11,831	11,430
2/25	12,080	11,681
3/25	12,043	11,685
4/25	12,080	11,731
5/25	12,018	11,647
6/25	12,230	11,826
7/25	12,217	11,795
8/25	12,367	11,936
9/25	12,516	12,067
10/25	12,568	12,142
11/25	12,646	12,217
12/25	12,633	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	7.46%	-0.48%	2.36%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$246,054
  Total Number of Portfolio Holdings781
  Portfolio Turnover Rate 170.0%
  Total Advisory Fees Paid (amount in thousands)$1,022

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	55.38%
U.S. Government & Government Agency Obligations	38.90%
Investment Companies	7.69%
Senior Floating Rate Interests	2.16%
Other Assets and LiabilitiesFootnote Reference*	(4.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	37.74%
Financial	13.46%
Government	9.18%
Asset Backed Securities	8.56%
Consumer, Non-cyclical	5.21%
Exchange-Traded Funds	4.56%
Communications	4.49%
Utilities	3.62%
Consumer, Cyclical	3.57%
Technology	3.42%
Money Market Funds	3.13%
Industrial	3.00%
Energy	2.75%
Basic Materials	1.44%
Other Assets and LiabilitiesFootnote Reference*	(4.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC4AR1-0

Class 1

Diversified Balanced Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$6	0.06%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index funds for intermediate duration fixed-income exposure. The underlying funds utilize derivative strategies. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $20,625	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,816	10,138
2/16	9,823	10,210
3/16	10,206	10,303
4/16	10,262	10,343
5/16	10,340	10,345
6/16	10,418	10,531
7/16	10,645	10,598
8/16	10,653	10,586
9/16	10,661	10,580
10/16	10,494	10,499
11/16	10,574	10,250
12/16	10,690	10,265
1/17	10,798	10,285
2/17	11,001	10,354
3/17	11,124	10,428
4/17	11,233	10,509
5/17	11,276	10,498
6/17	11,407	10,543
7/17	11,448	10,638
8/17	11,567	10,587
9/17	11,694	10,593
10/17	11,851	10,580
12/17	11,933	10,628
1/18	12,172	10,506
2/18	11,866	10,406
3/18	11,806	10,473
4/18	11,791	10,395
5/18	11,963	10,469
6/18	11,978	10,456
7/18	12,172	10,459
8/18	12,366	10,526
9/18	12,343	10,458
10/18	11,830	10,376
11/18	11,970	10,438
12/18	11,558	10,629
1/19	12,086	10,742
2/19	12,289	10,736
3/19	12,475	10,942
4/19	12,716	10,945
5/19	12,405	11,139
6/19	12,910	11,279
7/19	12,980	11,304
8/19	13,019	11,597
9/19	13,125	11,535
10/19	13,290	11,570
11/19	13,497	11,564
12/19	13,688	11,556
1/20	13,754	11,778
2/20	13,307	11,990
3/20	12,412	11,920
4/20	13,257	12,132
5/20	13,613	12,188
6/20	13,804	12,265
7/20	14,235	12,448
8/20	14,624	12,348
9/20	14,353	12,341
10/20	14,186	12,286
11/20	15,101	12,406
12/20	15,462	12,423
1/21	15,382	12,334
2/21	15,506	12,156
3/21	15,743	12,005
4/21	16,174	12,099
5/21	16,280	12,139
6/21	16,455	12,224
7/21	16,675	12,361
8/21	16,886	12,337
9/21	16,451	12,230
10/21	16,935	12,227
11/21	16,831	12,263
12/21	17,172	12,232
1/22	16,546	11,968
2/22	16,252	11,835
3/22	16,252	11,506
4/22	15,266	11,069
5/22	15,380	11,141
6/22	15,408	11,234
7/22	14,868	10,917
8/22	14,331	10,310
9/22	15,075	10,689
12/22	14,622	10,641
1/23	15,377	10,968
2/23	14,989	10,684
3/23	15,366	10,956
4/23	15,495	11,022
5/23	15,366	10,902
6/23	15,840	10,863
7/23	16,099	10,856
8/23	15,862	10,786
9/23	15,284	10,512
10/23	14,943	10,346
11/23	15,942	10,815
12/23	16,694	11,229
1/24	16,729	11,198
2/24	17,011	11,040
3/24	17,364	11,142
4/24	16,776	10,860
5/24	17,340	11,044
6/24	17,575	11,149
7/24	18,010	11,409
8/24	18,327	11,573
9/24	18,600	11,728
10/24	18,216	11,437
11/24	18,811	11,558
12/24	18,340	11,369
1/25	18,687	11,430
2/25	18,773	11,681
3/25	18,303	11,685
4/25	18,303	11,731
5/25	18,773	11,647
6/25	19,343	11,826
7/25	19,454	11,795
8/25	19,851	11,936
9/25	20,249	12,067
10/25	20,480	12,142
11/25	20,610	12,217
12/25	20,625	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-YearFootnote Reference*
Class 1 Shares	12.46%	5.93%	7.51%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$503,543
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 19.0%
  Total Advisory Fees Paid (amount in thousands)$278

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.10%
Domestic Equity Funds	42.85%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC6AR1-0

Class 2

Diversified Balanced Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index funds for intermediate duration fixed-income exposure. The underlying funds utilize derivative strategies. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $20,181	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,816	10,138
2/16	9,823	10,210
3/16	10,206	10,303
4/16	10,262	10,343
5/16	10,340	10,345
6/16	10,418	10,531
7/16	10,645	10,598
8/16	10,653	10,586
9/16	10,661	10,580
10/16	10,494	10,499
11/16	10,574	10,250
12/16	10,690	10,265
1/17	10,798	10,285
2/17	11,001	10,354
3/17	11,124	10,428
4/17	11,233	10,509
5/17	11,269	10,498
6/17	11,399	10,543
7/17	11,442	10,638
8/17	11,561	10,587
9/17	11,688	10,593
10/17	11,837	10,580
12/17	11,911	10,628
1/18	12,150	10,506
2/18	11,844	10,406
3/18	11,785	10,473
4/18	11,762	10,395
5/18	11,934	10,469
6/18	11,941	10,456
7/18	12,142	10,459
8/18	12,329	10,526
9/18	12,303	10,458
10/18	11,793	10,376
11/18	11,924	10,438
12/18	11,507	10,629
1/19	12,040	10,742
2/19	12,233	10,736
3/19	12,419	10,942
4/19	12,651	10,945
5/19	12,342	11,139
6/19	12,844	11,279
7/19	12,906	11,304
8/19	12,945	11,597
9/19	13,053	11,535
10/19	13,209	11,570
11/19	13,407	11,564
12/19	13,604	11,556
1/20	13,661	11,778
2/20	13,218	11,990
3/20	12,322	11,920
4/20	13,160	12,132
5/20	13,513	12,188
6/20	13,703	12,265
7/20	14,122	12,448
8/20	14,500	12,348
9/20	14,235	12,341
10/20	14,061	12,286
11/20	14,974	12,406
12/20	15,322	12,423
1/21	15,244	12,334
2/21	15,357	12,156
3/21	15,592	12,005
4/21	16,010	12,099
5/21	16,123	12,139
6/21	16,288	12,224
7/21	16,506	12,361
8/21	16,706	12,337
9/21	16,271	12,230
10/21	16,748	12,227
11/21	16,636	12,263
12/21	16,982	12,232
1/22	16,346	11,968
2/22	16,056	11,835
3/22	16,056	11,506
4/22	15,083	11,069
5/22	15,186	11,141
6/22	15,205	11,234
7/22	14,671	10,917
8/22	14,132	10,310
9/22	14,863	10,689
12/22	14,418	10,641
1/23	15,160	10,968
2/23	14,778	10,684
3/23	15,139	10,956
4/23	15,266	11,022
5/23	15,128	10,902
6/23	15,605	10,863
7/23	15,859	10,856
8/23	15,626	10,786
9/23	15,036	10,512
10/23	14,713	10,346
11/23	15,692	10,815
12/23	16,417	11,229
1/24	16,452	11,198
2/24	16,728	11,040
3/24	17,073	11,142
4/24	16,486	10,860
5/24	17,039	11,044
6/24	17,269	11,149
7/24	17,684	11,409
8/24	17,994	11,573
9/24	18,270	11,728
10/24	17,883	11,437
11/24	18,464	11,558
12/24	18,004	11,369
1/25	18,331	11,430
2/25	18,403	11,681
3/25	17,956	11,685
4/25	17,943	11,731
5/25	18,403	11,647
6/25	18,948	11,826
7/25	19,069	11,795
8/25	19,444	11,936
9/25	19,830	12,067
10/25	20,055	12,142
11/25	20,181	12,217
12/25	20,181	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	12.09%	5.66%	7.27%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$503,543
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 19.0%
  Total Advisory Fees Paid (amount in thousands)$278

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.10%
Domestic Equity Funds	42.85%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC6AR2-0

Class 2

Diversified Balanced Adaptive Allocation Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.38%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund also invests in cash and cash equivalents and derivative instruments. During lower equity volatility, the Fund allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income funds. During higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year. Additionally, the Fund’s use of a volatility mitigation strategy reduced the Fund’s participation in market gains, detracting from performance for the year.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $16,301	Bloomberg US Aggregate Index $11,803
3/17	10,000	10,000
4/17	10,090	10,090
5/17	10,190	10,167
6/17	10,220	10,157
7/17	10,340	10,201
8/17	10,370	10,292
9/17	10,480	10,243
10/17	10,590	10,249
11/17	10,730	10,236
12/17	10,810	10,283
1/18	11,030	10,165
2/18	10,710	10,068
3/18	10,600	10,133
4/18	10,570	10,057
5/18	10,720	10,129
6/18	10,730	10,117
7/18	10,910	10,119
8/18	11,080	10,184
9/18	11,045	10,119
10/18	10,631	10,039
11/18	10,712	10,099
12/18	10,409	10,284
1/19	10,712	10,393
2/19	10,873	10,387
3/19	11,035	10,587
4/19	11,247	10,590
5/19	10,964	10,778
6/19	11,398	10,913
7/19	11,459	10,937
8/19	11,469	11,220
9/19	11,537	11,161
10/19	11,680	11,194
11/19	11,855	11,188
12/19	12,019	11,181
1/20	12,080	11,396
2/20	11,803	11,601
3/20	11,465	11,533
4/20	11,660	11,738
5/20	11,834	11,792
6/20	11,957	11,867
7/20	12,214	12,044
8/20	12,542	11,947
9/20	12,319	11,940
10/20	12,151	11,887
11/20	12,794	12,003
12/20	13,079	12,020
1/21	13,005	11,934
2/21	13,068	11,761
3/21	13,248	11,615
4/21	13,596	11,706
5/21	13,691	11,745
6/21	13,828	11,827
7/21	14,018	11,959
8/21	14,186	11,937
9/21	13,812	11,833
10/21	14,213	11,830
11/21	14,126	11,865
12/21	14,398	11,835
1/22	13,855	11,580
2/22	13,671	11,450
3/22	13,541	11,132
4/22	12,835	10,710
5/22	12,911	10,779
6/22	12,987	10,869
7/22	12,553	10,562
8/22	12,152	9,975
9/22	12,777	10,342
12/22	12,412	10,295
1/23	13,001	10,612
2/23	12,671	10,337
3/23	12,942	10,600
4/23	13,060	10,664
5/23	12,942	10,548
6/23	13,343	10,510
7/23	13,555	10,503
8/23	13,355	10,436
9/23	12,856	10,171
10/23	12,567	10,010
11/23	13,410	10,464
12/23	14,036	10,864
1/24	14,060	10,834
2/24	14,288	10,681
3/24	14,589	10,780
4/24	14,084	10,508
5/24	14,565	10,686
6/24	14,758	10,787
7/24	15,107	11,039
8/24	15,215	11,197
9/24	15,458	11,347
10/24	15,123	11,066
11/24	15,619	11,183
12/24	15,235	11,000
1/25	15,507	11,058
2/25	15,569	11,302
3/25	15,185	11,306
4/25	14,752	11,350
5/25	14,900	11,269
6/25	15,309	11,442
7/25	15,408	11,412
8/25	15,718	11,549
9/25	16,028	11,675
10/25	16,205	11,748
11/25	16,301	11,821
12/25	16,301	11,803

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	7.00%	4.50%	5.74%
Bloomberg US Aggregate Index	7.30%	-0.36%	1.91%
Footnote	Description
Footnote*	Since inception performance is calculated from March 30, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Adaptive Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Adaptive Allocation Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$216,884
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate 41.2%
  Total Advisory Fees Paid (amount in thousands)$267

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.11%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.10%
Domestic Equity Funds	22.84%
Exchange-Traded Funds	20.08%
International Equity Funds	7.09%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC52AR2-0

Class 2

Diversified Balanced Strategic Allocation Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $19,454	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,823	10,138
2/16	9,832	10,210
3/16	10,196	10,303
4/16	10,252	10,343
5/16	10,317	10,345
6/16	10,401	10,531
7/16	10,616	10,598
8/16	10,623	10,586
9/16	10,623	10,580
10/16	10,462	10,499
11/16	10,528	10,250
12/16	10,642	10,265
1/17	10,745	10,285
2/17	10,944	10,354
3/17	11,048	10,428
4/17	11,161	10,509
5/17	11,189	10,498
6/17	11,312	10,543
7/17	11,349	10,638
8/17	11,464	10,587
9/17	11,580	10,593
10/17	11,724	10,580
12/17	11,802	10,628
1/18	12,013	10,506
2/18	11,744	10,406
3/18	11,686	10,473
4/18	11,657	10,395
5/18	11,821	10,469
6/18	11,821	10,456
7/18	12,004	10,459
8/18	12,187	10,526
9/18	12,149	10,458
10/18	11,686	10,376
11/18	11,807	10,438
12/18	11,424	10,629
1/19	11,928	10,742
2/19	12,119	10,736
3/19	12,290	10,942
4/19	12,512	10,945
5/19	12,220	11,139
6/19	12,703	11,279
7/19	12,764	11,304
8/19	12,804	11,597
9/19	12,901	11,535
10/19	13,046	11,570
11/19	13,244	11,564
12/19	13,421	11,556
1/20	13,483	11,778
2/20	13,078	11,990
3/20	12,204	11,920
4/20	13,005	12,132
5/20	13,337	12,188
6/20	13,514	12,265
7/20	13,920	12,448
8/20	14,273	12,348
9/20	14,022	12,341
10/20	13,857	12,286
11/20	14,705	12,406
12/20	15,036	12,423
1/21	14,958	12,334
2/21	15,058	12,156
3/21	15,267	12,005
4/21	15,663	12,099
5/21	15,763	12,139
6/21	15,917	12,224
7/21	16,126	12,361
8/21	16,302	12,337
9/21	15,889	12,230
10/21	16,325	12,227
11/21	16,221	12,263
12/21	16,531	12,232
1/22	15,946	11,968
2/22	15,672	11,835
3/22	15,637	11,506
4/22	14,721	11,069
5/22	14,824	11,141
6/22	14,847	11,234
7/22	14,343	10,917
8/22	13,844	10,310
9/22	14,536	10,689
12/22	14,113	10,641
1/23	14,806	10,968
2/23	14,434	10,684
3/23	14,767	10,956
4/23	14,883	11,022
5/23	14,742	10,902
6/23	15,165	10,863
7/23	15,396	10,856
8/23	15,229	10,786
9/23	14,675	10,512
10/23	14,347	10,346
11/23	15,263	10,815
12/23	15,960	11,229
1/24	15,988	11,198
2/24	16,234	11,040
3/24	16,562	11,142
4/24	16,015	10,860
5/24	16,521	11,044
6/24	16,726	11,149
7/24	17,137	11,409
8/24	17,410	11,573
9/24	17,655	11,728
10/24	17,283	11,437
11/24	17,812	11,558
12/24	17,369	11,369
1/25	17,684	11,430
2/25	17,755	11,681
3/25	17,383	11,685
4/25	17,412	11,731
5/25	17,827	11,647
6/25	18,327	11,826
7/25	18,428	11,795
8/25	18,785	11,936
9/25	19,148	12,067
10/25	19,357	12,142
11/25	19,454	12,217
12/25	19,454	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	12.00%	5.29%	6.88%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Strategic Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Strategic Allocation Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$87,617
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 20.6%
  Total Advisory Fees Paid (amount in thousands)$49

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.12%
Domestic Equity Funds	42.83%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On December 9, 2025, the Fund's Board of Directors approved the acquisition of the assets of Diversified Balanced Strategic Allocation Account by the Diversified Balanced Adaptive Allocation Account. The proposed merger is expected to occur on or about May 1, 2026.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC43AR2-0

Class 2

Diversified Growth Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.30%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 65% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $23,451	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,708	9,504
2/16	9,702	9,491
3/16	10,166	10,135
4/16	10,232	10,174
5/16	10,332	10,357
6/16	10,378	10,384
7/16	10,656	10,766
8/16	10,672	10,782
9/16	10,679	10,784
10/16	10,489	10,587
11/16	10,665	10,979
12/16	10,814	11,196
1/17	10,950	11,408
2/17	11,201	11,861
3/17	11,351	11,997
4/17	11,473	12,166
5/17	11,527	12,242
6/17	11,683	12,494
7/17	11,715	12,532
8/17	11,889	12,790
9/17	12,050	13,089
10/17	12,260	13,490
12/17	12,351	13,640
1/18	12,714	14,421
2/18	12,337	13,890
3/18	12,225	13,537
4/18	12,232	13,589
5/18	12,428	13,916
6/18	12,449	14,002
7/18	12,714	14,523
8/18	12,945	14,996
9/18	12,931	15,081
10/18	12,264	14,050
11/18	12,424	14,337
12/18	11,794	13,042
1/19	12,460	14,087
2/19	12,728	14,540
3/19	12,902	14,822
4/19	13,220	15,422
5/19	12,735	14,442
6/19	13,365	15,460
7/19	13,437	15,682
8/19	13,379	15,434
9/19	13,544	15,723
10/19	13,751	16,063
11/19	14,026	16,646
12/19	14,294	17,149
1/20	14,294	17,142
2/20	13,613	15,731
3/20	12,405	13,788
4/20	13,429	15,555
5/20	13,888	16,296
6/20	14,118	16,620
7/20	14,622	17,558
8/20	15,173	18,820
9/20	14,816	18,105
10/20	14,590	17,623
11/20	15,785	19,552
12/20	16,261	20,304
1/21	16,188	20,099
2/21	16,430	20,653
3/21	16,802	21,558
4/21	17,350	22,708
5/21	17,488	22,867
6/21	17,689	23,401
7/21	17,931	23,956
8/21	18,222	24,685
9/21	17,659	23,537
10/21	18,339	25,186
11/21	18,167	25,011
12/21	18,666	26,132
1/22	17,891	24,780
2/22	17,538	24,038
3/22	17,668	24,931
4/22	16,488	22,757
5/22	16,600	22,798
6/22	16,583	22,845
7/22	15,963	21,913
8/22	15,464	21,506
9/22	16,338	22,708
12/22	15,736	21,399
1/23	16,639	22,744
2/23	16,231	22,189
3/23	16,620	23,004
4/23	16,785	23,363
5/23	16,639	23,464
6/23	17,319	25,015
7/23	17,698	25,818
8/23	17,387	25,407
9/23	16,687	24,196
10/23	16,296	23,687
11/23	17,480	25,850
12/23	18,347	27,025
1/24	18,400	27,479
2/24	18,887	28,946
3/24	19,341	29,878
4/24	18,633	28,657
5/24	19,341	30,078
6/24	19,627	31,157
7/24	20,113	31,537
8/24	20,483	32,302
9/24	20,797	32,992
10/24	20,374	32,692
11/24	21,175	34,611
12/24	20,597	33,786
1/25	21,053	34,727
2/25	21,042	34,274
3/25	20,374	32,343
4/25	20,352	32,124
5/25	21,075	34,146
6/25	21,798	35,882
7/25	21,965	36,687
8/25	22,466	37,431
9/25	22,986	38,797
10/25	23,273	39,706
11/25	23,423	39,803
12/25	23,451	39,827

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	13.86%	7.60%	8.90%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,852,824
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 19.8%
  Total Advisory Fees Paid (amount in thousands)$1,034

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.84%
Fixed Income Funds	35.08%
International Equity Funds	10.11%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC7AR2-0

Class 2

Diversified Growth Adaptive Allocation Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.37%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund also invests in derivative instruments. During periods of lower equity market volatility, the Fund generally allocates 65% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, and 35% to fixed-income funds for intermediate duration fixed-income exposure. During higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year. Additionally, the Fund’s use of a volatility mitigation strategy reduced the Fund’s participation in market gains, detracting from performance for the year.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $18,058	S&P 500 Index $33,463
3/17	10,000	10,000
4/17	10,090	10,080
5/17	10,200	10,222
6/17	10,240	10,286
7/17	10,380	10,497
8/17	10,410	10,529
9/17	10,560	10,746
10/17	10,710	10,997
11/17	10,890	11,334
12/17	10,970	11,460
1/18	11,310	12,117
2/18	10,920	11,670
3/18	10,760	11,373
4/18	10,740	11,417
5/18	10,910	11,692
6/18	10,930	11,764
7/18	11,160	12,202
8/18	11,360	12,599
9/18	11,344	12,671
10/18	10,809	11,805
11/18	10,910	12,046
12/18	10,466	10,958
1/19	10,829	11,836
2/19	11,031	12,216
3/19	11,182	12,454
4/19	11,465	12,958
5/19	11,041	12,134
6/19	11,566	12,990
7/19	11,636	13,176
8/19	11,556	12,968
9/19	11,669	13,210
10/19	11,843	13,496
11/19	12,079	13,986
12/19	12,305	14,408
1/20	12,315	14,403
2/20	11,895	13,217
3/20	11,443	11,585
4/20	11,628	13,070
5/20	11,843	13,692
6/20	11,987	13,964
7/20	12,264	14,752
8/20	12,725	15,812
9/20	12,436	15,211
10/20	12,236	14,807
11/20	13,039	16,428
12/20	13,409	17,059
1/21	13,346	16,887
2/21	13,505	17,353
3/21	13,769	18,113
4/21	14,213	19,079
5/21	14,329	19,213
6/21	14,488	19,661
7/21	14,700	20,128
8/21	14,932	20,740
9/21	14,468	19,776
10/21	15,022	21,161
11/21	14,881	21,014
12/21	15,271	21,956
1/22	14,620	20,820
2/22	14,425	20,197
3/22	14,370	20,947
4/22	13,567	19,120
5/22	13,632	19,155
6/22	13,698	19,194
7/22	13,220	18,412
8/22	12,887	18,069
9/22	13,624	19,079
12/22	13,160	17,980
1/23	13,826	19,109
2/23	13,481	18,643
3/23	13,755	19,328
4/23	13,897	19,629
5/23	13,779	19,715
6/23	14,337	21,017
7/23	14,646	21,693
8/23	14,397	21,347
9/23	13,821	20,329
10/23	13,479	19,902
11/23	14,469	21,719
12/23	15,178	22,706
1/24	15,227	23,088
2/24	15,618	24,321
3/24	15,997	25,103
4/24	15,422	24,078
5/24	16,009	25,272
6/24	16,241	26,178
7/24	16,632	26,497
8/24	16,730	27,140
9/24	16,993	27,719
10/24	16,652	27,468
11/24	17,295	29,080
12/24	16,829	28,387
1/25	17,207	29,178
2/25	17,194	28,797
3/25	16,640	27,174
4/25	16,035	26,990
5/25	16,287	28,689
6/25	16,778	30,148
7/25	16,917	30,825
8/25	17,308	31,449
9/25	17,699	32,597
10/25	17,920	33,361
11/25	18,031	33,442
12/25	18,058	33,463

Average Annual Total Returns

Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	7.31%	6.13%	6.98%
S&P 500 Index	17.88%	14.42%	14.79%
Footnote	Description
Footnote*	Since inception performance is calculated from March 30, 2017, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Adaptive Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Adaptive Allocation Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,453,120
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate 44.4%
  Total Advisory Fees Paid (amount in thousands)$1,776

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.11%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	35.08%
Domestic Equity Funds	34.81%
Exchange-Traded Funds	20.13%
International Equity Funds	10.09%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC53AR2-0

Class 2

Diversified Growth Strategic Allocation Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates 65% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $22,396	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,731	9,504
2/16	9,713	9,491
3/16	10,158	10,135
4/16	10,222	10,174
5/16	10,306	10,357
6/16	10,352	10,384
7/16	10,621	10,766
8/16	10,634	10,782
9/16	10,634	10,784
10/16	10,447	10,587
11/16	10,606	10,979
12/16	10,756	11,196
1/17	10,888	11,408
2/17	11,122	11,861
3/17	11,254	11,997
4/17	11,376	12,166
5/17	11,423	12,242
6/17	11,573	12,494
7/17	11,597	12,532
8/17	11,770	12,790
9/17	11,923	13,089
10/17	12,115	13,490
12/17	12,191	13,640
1/18	12,536	14,421
2/18	12,201	13,890
3/18	12,105	13,537
4/18	12,095	13,589
5/18	12,278	13,916
6/18	12,297	14,002
7/18	12,536	14,523
8/18	12,747	14,996
9/18	12,732	15,081
10/18	12,128	14,050
11/18	12,279	14,337
12/18	11,695	13,042
1/19	12,329	14,087
2/19	12,571	14,540
3/19	12,742	14,822
4/19	13,045	15,422
5/19	12,581	14,442
6/19	13,175	15,460
7/19	13,246	15,682
8/19	13,196	15,434
9/19	13,359	15,723
10/19	13,546	16,063
11/19	13,806	16,646
12/19	14,055	17,149
1/20	14,065	17,142
2/20	13,432	15,731
3/20	12,268	13,788
4/20	13,255	15,555
5/20	13,681	16,296
6/20	13,889	16,620
7/20	14,367	17,558
8/20	14,876	18,820
9/20	14,548	18,105
10/20	14,327	17,623
11/20	15,447	19,552
12/20	15,890	20,304
1/21	15,824	20,099
2/21	16,034	20,653
3/21	16,378	21,558
4/21	16,888	22,708
5/21	17,021	22,867
6/21	17,199	23,401
7/21	17,420	23,956
8/21	17,687	24,685
9/21	17,156	23,537
10/21	17,768	25,186
11/21	17,606	25,011
12/21	18,068	26,132
1/22	17,341	24,780
2/22	17,018	24,038
3/22	17,110	24,931
4/22	16,002	22,757
5/22	16,106	22,798
6/22	16,106	22,845
7/22	15,529	21,913
8/22	15,075	21,506
9/22	15,897	22,708
12/22	15,336	21,399
1/23	16,171	22,744
2/23	15,780	22,189
3/23	16,132	23,004
4/23	16,262	23,363
5/23	16,119	23,464
6/23	16,732	25,015
7/23	17,072	25,818
8/23	16,850	25,407
9/23	16,207	24,196
10/23	15,798	23,687
11/23	16,911	25,850
12/23	17,728	27,025
1/24	17,770	27,479
2/24	18,206	28,946
3/24	18,629	29,878
4/24	17,967	28,657
5/24	18,629	30,078
6/24	18,882	31,157
7/24	19,333	31,537
8/24	19,657	32,302
9/24	19,940	32,992
10/24	19,538	32,692
11/24	20,252	34,611
12/24	19,717	33,786
1/25	20,133	34,727
2/25	20,133	34,274
3/25	19,583	32,343
4/25	19,613	32,124
5/25	20,267	34,146
6/25	20,920	35,882
7/25	21,069	36,687
8/25	21,529	37,431
9/25	21,991	38,797
10/25	22,261	39,706
11/25	22,396	39,803
12/25	22,396	39,827

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	13.59%	7.10%	8.40%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Strategic Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Strategic Allocation Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$196,161
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 22.2%
  Total Advisory Fees Paid (amount in thousands)$109

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.81%
Fixed Income Funds	35.10%
International Equity Funds	10.12%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On December 9, 2025, the Fund's Board of Directors approved the acquisition of the assets of Diversified Growth Strategic Allocation Account by the Diversified Growth Adaptive Allocation Account. The proposed merger is expected to occur on or about May 1, 2026.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC44AR2-0

Class 2

Diversified Income Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 35% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65% to fixed-income index funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $17,267	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,907	10,138
2/16	9,941	10,210
3/16	10,236	10,303
4/16	10,286	10,343
5/16	10,337	10,345
6/16	10,455	10,531
7/16	10,632	10,598
8/16	10,633	10,586
9/16	10,624	10,580
10/16	10,488	10,499
11/16	10,470	10,250
12/16	10,556	10,265
1/17	10,633	10,285
2/17	10,796	10,354
3/17	10,898	10,428
4/17	10,992	10,509
5/17	11,018	10,498
6/17	11,112	10,543
7/17	11,171	10,638
8/17	11,232	10,587
9/17	11,320	10,593
10/17	11,416	10,580
12/17	11,486	10,628
1/18	11,600	10,506
2/18	11,364	10,406
3/18	11,346	10,473
4/18	11,302	10,395
5/18	11,442	10,469
6/18	11,451	10,456
7/18	11,582	10,459
8/18	11,731	10,526
9/18	11,690	10,458
10/18	11,321	10,376
11/18	11,429	10,438
12/18	11,213	10,629
1/19	11,609	10,742
2/19	11,735	10,736
3/19	11,924	10,942
4/19	12,086	10,945
5/19	11,933	11,139
6/19	12,320	11,279
7/19	12,374	11,304
8/19	12,491	11,597
9/19	12,539	11,535
10/19	12,661	11,570
11/19	12,792	11,564
12/19	12,913	11,556
1/20	13,035	11,778
2/20	12,801	11,990
3/20	12,184	11,920
4/20	12,829	12,132
5/20	13,091	12,188
6/20	13,240	12,265
7/20	13,586	12,448
8/20	13,801	12,348
9/20	13,622	12,341
10/20	13,486	12,286
11/20	14,126	12,406
12/20	14,368	12,423
1/21	14,291	12,334
2/21	14,291	12,156
3/21	14,407	12,005
4/21	14,708	12,099
5/21	14,785	12,139
6/21	14,931	12,224
7/21	15,115	12,361
8/21	15,231	12,337
9/21	14,924	12,230
10/21	15,217	12,227
11/21	15,166	12,263
12/21	15,368	12,232
1/22	14,873	11,968
2/22	14,631	11,835
3/22	14,509	11,506
4/22	13,721	11,069
5/22	13,822	11,141
6/22	13,873	11,234
7/22	13,418	10,917
8/22	12,849	10,310
9/22	13,451	10,689
12/22	13,134	10,641
1/23	13,736	10,968
2/23	13,375	10,684
3/23	13,714	10,956
4/23	13,813	11,022
5/23	13,681	10,902
6/23	13,966	10,863
7/23	14,119	10,856
8/23	13,955	10,786
9/23	13,478	10,512
10/23	13,199	10,346
11/23	13,989	10,815
12/23	14,605	11,229
1/24	14,617	11,198
2/24	14,733	11,040
3/24	14,977	11,142
4/24	14,500	10,860
5/24	14,919	11,044
6/24	15,093	11,149
7/24	15,465	11,409
8/24	15,709	11,573
9/24	15,945	11,728
10/24	15,595	11,437
11/24	16,006	11,558
12/24	15,643	11,369
1/25	15,861	11,430
2/25	16,006	11,681
3/25	15,715	11,685
4/25	15,728	11,731
5/25	15,970	11,647
6/25	16,381	11,826
7/25	16,441	11,795
8/25	16,720	11,936
9/25	17,017	12,067
10/25	17,175	12,142
11/25	17,280	12,217
12/25	17,267	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	10.38%	3.74%	5.61%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Income Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg US Aggregate Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$180,099
  Total Number of Portfolio Holdings5
  Portfolio Turnover Rate 20.6%
  Total Advisory Fees Paid (amount in thousands)$97

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.10%
Domestic Equity Funds	30.89%
International Equity Funds	4.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC8AR2-0

Class 1

Diversified International Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$100	0.86%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries including emerging markets. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). Strong stock selection was achieved in Japan and France and the financials and industrials sectors. The top contributors for the Fund were Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and Canada and the communication services and consumer discretionary sectors. The detractors were SK Hynix, a Korean memory chip manufacturer, which the Fund didn’t hold that benefited from strong memory chip demand for AI. Yum China Holdings, a Chinese quick service restaurant franchiser, moved lower on tougher local competition. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $21,755	MSCI ACWI Ex USA Index NTR $22,432
12/15	10,000	10,000
1/16	9,496	9,320
2/16	9,218	9,213
3/16	9,854	9,962
4/16	10,022	10,225
5/16	10,051	10,052
6/16	9,759	9,898
7/16	10,190	10,388
8/16	10,253	10,454
9/16	10,417	10,582
10/16	10,163	10,430
11/16	9,909	10,189
12/16	10,036	10,450
1/17	10,507	10,820
2/17	10,544	10,992
3/17	11,232	11,512
4/17	11,554	11,886
5/17	11,629	11,922
6/17	12,100	12,362
7/17	12,275	12,427
8/17	12,564	12,657
9/17	12,747	12,896
10/17	12,739	13,000
12/17	12,952	13,291
1/18	13,714	14,031
2/18	12,998	13,370
3/18	12,838	13,134
4/18	13,006	13,343
5/18	12,793	13,035
6/18	12,442	12,790
7/18	12,785	13,096
8/18	12,595	12,822
9/18	12,549	12,880
10/18	11,366	11,833
11/18	11,280	11,945
12/18	10,681	11,404
1/19	11,514	12,266
2/19	11,677	12,506
3/19	11,849	12,580
4/19	12,184	12,912
5/19	11,592	12,219
6/19	12,261	12,955
7/19	12,020	12,798
8/19	11,779	12,403
9/19	12,028	12,722
10/19	12,420	13,166
11/19	12,571	13,282
12/19	13,104	13,857
1/20	12,904	13,485
2/20	12,120	12,419
3/20	10,085	10,621
4/20	10,936	11,426
5/20	11,403	11,800
6/20	11,912	12,333
7/20	12,579	12,883
8/20	13,088	13,434
9/20	12,995	13,104
10/20	12,772	12,822
11/20	14,246	14,547
12/20	15,222	15,334
1/21	15,051	15,367
2/21	15,428	15,671
3/21	15,736	15,869
4/21	16,225	16,336
5/21	16,662	16,847
6/21	16,465	16,738
7/21	16,370	16,462
8/21	16,722	16,775
9/21	16,010	16,238
10/21	16,559	16,626
11/21	15,914	15,877
12/21	16,707	16,533
1/22	15,923	15,924
2/22	15,269	15,609
3/22	15,130	15,634
4/22	14,084	14,652
5/22	14,162	14,757
6/22	13,622	13,949
7/22	12,942	13,501
8/22	12,415	12,515
9/22	13,856	13,992
12/22	13,366	13,887
1/23	14,446	15,014
2/23	13,976	14,487
3/23	14,416	14,841
4/23	14,656	15,099
5/23	14,356	14,550
6/23	14,996	15,203
7/23	15,317	15,821
8/23	14,786	15,106
9/23	14,238	14,629
10/23	13,843	14,025
11/23	14,998	15,288
12/23	15,698	16,056
1/24	15,627	15,897
2/24	16,245	16,299
3/24	16,904	16,808
4/24	16,498	16,507
5/24	17,208	16,986
6/24	16,893	16,970
7/24	17,279	17,363
8/24	17,704	17,857
9/24	17,878	18,338
10/24	16,959	17,438
11/24	16,886	17,280
12/24	16,436	16,945
1/25	17,199	17,627
2/25	17,743	17,872
3/25	17,722	17,831
4/25	18,223	18,475
5/25	19,028	19,322
6/25	19,602	19,977
7/25	19,383	19,920
8/25	20,114	20,611
9/25	20,830	21,354
10/25	21,022	21,785
11/25	21,236	21,780
12/25	21,755	22,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	32.36%	7.40%	8.08%
MSCI ACWI Ex USA Index NTR	32.39%	7.91%	8.41%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$256,291
  Total Number of Portfolio Holdings106
  Portfolio Turnover Rate 33.7%
  Total Advisory Fees Paid (amount in thousands)$2,153

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.29%
Investment Companies	1.62%
Preferred Stocks	0.02%
Other Assets and Liabilities	(0.93)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	14.32%
Japan	12.96%
France	9.71%
Canada	7.71%
Ireland	5.70%
Netherlands	5.06%
Germany	5.03%
China	5.03%
Taiwan	4.78%
Korea, Republic Of	2.77%
Hong Kong	2.71%
Singapore	2.44%
Greece	2.29%
Sweden	2.26%
Italy	2.07%
Brazil	1.68%
Austria	1.49%
United States	1.44%
Switzerland	1.43%
India	1.16%
Other LocationsFootnote Reference*	8.89%
Other Assets and Liabilities	(0.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC9AR1-0

Class 1

Equity Income Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. In addition, there was solid growth in its wealth channel and institutional securities came in higher than expected with strength in equities and strong client activity amid a more volatile trading environment. Cummins Inc. (CMI) is a leading manufacturer of diesel and natural gas engines. CMI aided results with double digit revenue growth and record margins in its power systems and distribution segments due to rising demand from data centers. Not owning Micron Technology, Inc. (MU) detracted from relative performance, as shares rallied during the year. Costco Wholesale Corporation (COST) delivered strong comparables during the year, but investors remained cautious about its current valuation. KKR & Co Inc (KKR) is an alternative asset manager specializing in private equity, credit, and real estate. KKR’s capital markets business and the use of their balance sheet to invest into their funds separates them from other managers in the industry. KKR lagged during the year despite beating expectations as investors worried about credit concerns slowing demand for alternatives.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $29,735	Russell 1000 Index $39,030	Russell 1000 Value Index $27,213
12/15	10,000	10,000	10,000
1/16	9,640	9,462	9,483
2/16	9,682	9,459	9,481
3/16	10,272	10,117	10,164
4/16	10,434	10,172	10,377
5/16	10,646	10,351	10,538
6/16	10,761	10,374	10,630
7/16	10,992	10,769	10,938
8/16	11,088	10,783	11,023
9/16	11,008	10,792	11,000
10/16	10,864	10,582	10,829
11/16	11,273	10,999	11,448
12/16	11,572	11,205	11,734
1/17	11,776	11,431	11,818
2/17	12,175	11,873	12,242
3/17	12,205	12,006	12,095
4/17	12,460	12,160	12,083
5/17	12,500	12,244	12,280
6/17	12,759	12,487	12,444
7/17	12,716	12,526	12,299
8/17	13,071	12,793	12,663
9/17	13,355	13,086	12,755
10/17	13,855	13,485	13,146
12/17	14,011	13,636	13,337
1/18	14,591	14,384	13,853
2/18	13,850	13,856	13,192
3/18	13,699	13,541	12,959
4/18	13,764	13,587	13,002
5/18	13,968	13,934	13,079
6/18	13,978	14,024	13,112
7/18	14,698	14,508	13,631
8/18	14,881	15,008	13,832
9/18	14,909	15,065	13,860
10/18	14,048	13,999	13,142
11/18	14,537	14,284	13,534
12/18	13,309	12,983	12,235
1/19	14,246	14,071	13,187
2/19	14,601	14,548	13,608
3/19	14,770	14,801	13,695
4/19	15,399	15,399	14,181
5/19	14,537	14,417	13,269
6/19	15,579	15,430	14,221
7/19	15,922	15,669	14,339
8/19	15,620	15,382	13,918
9/19	16,162	15,649	14,414
10/19	16,253	15,980	14,616
11/19	16,728	16,584	15,068
12/19	17,179	17,063	15,482
1/20	16,802	17,082	15,149
2/20	15,089	15,686	13,682
3/20	12,798	13,613	11,344
4/20	14,084	15,412	12,619
5/20	14,620	16,225	13,051
6/20	14,656	16,584	12,965
7/20	15,497	17,555	13,477
8/20	16,156	18,843	14,035
9/20	15,805	18,155	13,690
10/20	15,728	17,717	13,510
11/20	17,567	19,803	15,327
12/20	18,285	20,640	15,915
1/21	18,028	20,470	15,769
2/21	18,836	21,064	16,722
3/21	19,656	21,861	17,706
4/21	20,469	23,037	18,414
5/21	20,866	23,147	18,844
6/21	20,790	23,727	18,628
7/21	21,084	24,220	18,777
8/21	21,494	24,921	19,149
9/21	20,346	23,776	18,483
10/21	21,725	25,426	19,421
11/21	21,235	25,085	18,737
12/21	22,392	26,101	19,919
1/22	21,817	24,629	19,455
2/22	21,032	23,953	19,229
3/22	21,542	24,762	19,772
4/22	20,307	22,554	18,657
5/22	20,856	22,520	19,020
6/22	20,392	22,556	18,509
7/22	19,757	21,690	17,957
8/22	19,483	21,261	18,062
9/22	20,925	22,412	19,191
12/22	20,042	21,108	18,418
1/23	21,295	22,524	19,372
2/23	20,359	21,988	18,689
3/23	20,065	22,683	18,603
4/23	20,525	22,964	18,883
5/23	19,483	23,071	18,155
6/23	20,857	24,629	19,361
7/23	21,673	25,476	20,042
8/23	20,857	25,031	19,501
9/23	20,118	23,854	18,748
10/23	19,405	23,278	18,087
11/23	20,985	25,452	19,451
12/23	22,290	26,708	20,529
1/24	22,362	27,081	20,550
2/24	22,994	28,543	21,308
3/24	24,064	29,458	22,373
4/24	23,100	28,205	21,418
5/24	23,878	29,533	22,097
6/24	23,870	30,510	21,889
7/24	24,988	30,954	23,008
8/24	25,822	31,688	23,625
9/24	26,178	32,366	23,953
10/24	25,928	32,139	23,689
11/24	27,548	34,209	25,202
12/24	25,744	33,255	23,478
1/25	27,055	34,313	24,565
2/25	26,955	33,713	24,665
3/25	25,911	31,762	23,980
4/25	25,134	31,573	23,249
5/25	26,220	33,589	24,065
6/25	27,205	35,290	24,888
7/25	27,447	36,074	25,031
8/25	28,424	36,833	25,829
9/25	28,790	38,110	26,214
10/25	28,687	38,932	26,330
11/25	29,894	39,027	27,030
12/25	29,735	39,030	27,213

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	15.50%	10.21%	11.51%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$679,484
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 12.7%
  Total Advisory Fees Paid (amount in thousands)$3,270

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.82%
Investment Companies	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.26%
Consumer, Non-cyclical	18.60%
Consumer, Cyclical	14.91%
Technology	11.06%
Industrial	8.74%
Communications	7.73%
Energy	5.73%
Utilities	4.56%
Basic Materials	2.23%
Money Market Funds	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC10AR1-0

Class 2

Equity Income Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.73%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. In addition, there was solid growth in its wealth channel and institutional securities came in higher than expected with strength in equities and strong client activity amid a more volatile trading environment. Cummins Inc. (CMI) is a leading manufacturer of diesel and natural gas engines. CMI aided results with double digit revenue growth and record margins in its power systems and distribution segments due to rising demand from data centers. Not owning Micron Technology, Inc. (MU) detracted from relative performance, as shares rallied during the year. Costco Wholesale Corporation (COST) delivered strong comparables during the year, but investors remained cautious about its current valuation. KKR & Co Inc (KKR) is an alternative asset manager specializing in private equity, credit, and real estate. KKR’s capital markets business and the use of their balance sheet to invest into their funds separates them from other managers in the industry. KKR lagged during the year despite beating expectations as investors worried about credit concerns slowing demand for alternatives.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $29,010	Russell 1000 Index $39,030	Russell 1000 Value Index $27,213
12/15	10,000	10,000	10,000
1/16	9,638	9,462	9,483
2/16	9,675	9,459	9,481
3/16	10,265	10,117	10,164
4/16	10,428	10,172	10,377
5/16	10,632	10,351	10,538
6/16	10,748	10,374	10,630
7/16	10,976	10,769	10,938
8/16	11,067	10,783	11,023
9/16	10,987	10,792	11,000
10/16	10,841	10,582	10,829
11/16	11,247	10,999	11,448
12/16	11,543	11,205	11,734
1/17	11,744	11,431	11,818
2/17	12,140	11,873	12,242
3/17	12,165	12,006	12,095
4/17	12,420	12,160	12,083
5/17	12,450	12,244	12,280
6/17	12,706	12,487	12,444
7/17	12,663	12,526	12,299
8/17	13,013	12,793	12,663
9/17	13,294	13,086	12,755
10/17	13,789	13,485	13,146
12/17	13,940	13,636	13,337
1/18	14,517	14,384	13,853
2/18	13,773	13,856	13,192
3/18	13,628	13,541	12,959
4/18	13,682	13,587	13,002
5/18	13,881	13,934	13,079
6/18	13,892	14,024	13,112
7/18	14,603	14,508	13,631
8/18	14,781	15,008	13,832
9/18	14,808	15,065	13,860
10/18	13,951	13,999	13,142
11/18	14,429	14,284	13,534
12/18	13,210	12,983	12,235
1/19	14,131	14,071	13,187
2/19	14,487	14,548	13,608
3/19	14,650	14,801	13,695
4/19	15,274	15,399	14,181
5/19	14,411	14,417	13,269
6/19	15,443	15,430	14,221
7/19	15,781	15,669	14,339
8/19	15,478	15,382	13,918
9/19	16,013	15,649	14,414
10/19	16,098	15,980	14,616
11/19	16,567	16,584	15,068
12/19	17,012	17,063	15,482
1/20	16,634	17,082	15,149
2/20	14,935	15,686	13,682
3/20	12,663	13,613	11,344
4/20	13,930	15,412	12,619
5/20	14,460	16,225	13,051
6/20	14,497	16,584	12,965
7/20	15,319	17,555	13,477
8/20	15,964	18,843	14,035
9/20	15,623	18,155	13,690
10/20	15,540	17,717	13,510
11/20	17,349	19,803	15,327
12/20	18,058	20,640	15,915
1/21	17,802	20,470	15,769
2/21	18,595	21,064	16,722
3/21	19,400	21,861	17,706
4/21	20,199	23,037	18,414
5/21	20,588	23,147	18,844
6/21	20,505	23,727	18,628
7/21	20,793	24,220	18,777
8/21	21,189	24,921	19,149
9/21	20,058	23,776	18,483
10/21	21,406	25,426	19,421
11/21	20,917	25,085	18,737
12/21	22,057	26,101	19,919
1/22	21,491	24,629	19,455
2/22	20,709	23,953	19,229
3/22	21,204	24,762	19,772
4/22	19,986	22,554	18,657
5/22	20,527	22,520	19,020
6/22	20,058	22,556	18,509
7/22	19,433	21,690	17,957
8/22	19,159	21,261	18,062
9/22	20,566	22,412	19,191
12/22	19,693	21,108	18,418
1/23	20,926	22,524	19,372
2/23	20,002	21,988	18,689
3/23	19,701	22,683	18,603
4/23	20,152	22,964	18,883
5/23	19,122	23,071	18,155
6/23	20,475	24,629	19,361
7/23	21,265	25,476	20,042
8/23	20,460	25,031	19,501
9/23	19,734	23,854	18,748
10/23	19,033	23,278	18,087
11/23	20,580	25,452	19,451
12/23	21,845	26,708	20,529
1/24	21,917	27,081	20,550
2/24	22,530	28,543	21,308
3/24	23,577	29,458	22,373
4/24	22,627	28,205	21,418
5/24	23,384	29,533	22,097
6/24	23,368	30,510	21,889
7/24	24,456	30,954	23,008
8/24	25,269	31,688	23,625
9/24	25,610	32,366	23,953
10/24	25,362	32,139	23,689
11/24	26,937	34,209	25,202
12/24	25,171	33,255	23,478
1/25	26,448	34,313	24,565
2/25	26,340	33,713	24,665
3/25	25,312	31,762	23,980
4/25	24,557	31,573	23,249
5/25	25,610	33,589	24,065
6/25	26,564	35,290	24,888
7/25	26,796	36,074	25,031
8/25	27,749	36,833	25,829
9/25	28,099	38,110	26,214
10/25	27,987	38,932	26,330
11/25	29,158	39,027	27,030
12/25	29,010	39,030	27,213

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	15.25%	9.94%	11.24%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$679,484
  Total Number of Portfolio Holdings65
  Portfolio Turnover Rate 12.7%
  Total Advisory Fees Paid (amount in thousands)$3,270

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.82%
Investment Companies	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.26%
Consumer, Non-cyclical	18.60%
Consumer, Cyclical	14.91%
Technology	11.06%
Industrial	8.74%
Communications	7.73%
Energy	5.73%
Utilities	4.56%
Basic Materials	2.23%
Money Market Funds	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC10AR2-0

Class 1

Global Emerging Markets Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$133	1.12%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending December 2025. The Europe, Middle East, and Africa (EMEA) region was the main driver of outperformance, led by the Fund’s Greek bank exposure and an underweight position to Saudi Arabia. Other notable markets during the last year were South Korea and Taiwan, both driven by positive stock selection in the information technology sector. The Fund’s investment in Chinese media related companies drove outperformance in the communication services sector. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was another notable detractor in Latin America with losses in the materials and financials sectors. Indonesia also detracted, primarily in the financials sector. The industrials sector underperformed the Index during the last year, attributable to negative stock selection in the transportation and capital goods industry groups.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $21,836	MSCI Emerging Markets Index NTR $22,438
12/15	10,000	10,000
1/16	9,464	9,351
2/16	9,224	9,336
3/16	10,357	10,571
4/16	10,365	10,629
5/16	10,062	10,232
6/16	10,505	10,641
7/16	11,040	11,177
8/16	11,293	11,455
9/16	11,513	11,602
10/16	11,481	11,630
11/16	10,979	11,094
12/16	10,940	11,119
1/17	11,724	11,727
2/17	11,991	12,086
3/17	12,533	12,663
4/17	12,823	13,037
5/17	13,114	13,168
6/17	14,165	13,953
7/17	14,533	14,264
8/17	14,557	14,208
9/17	14,867	14,706
10/17	14,907	14,735
12/17	15,407	15,264
1/18	16,860	16,537
2/18	15,995	15,774
3/18	15,828	15,481
4/18	15,439	15,412
5/18	15,042	14,866
6/18	14,287	14,248
7/18	14,430	14,561
8/18	13,779	14,167
9/18	13,697	14,092
10/18	12,361	12,865
11/18	12,659	13,395
12/18	12,168	13,041
1/19	13,134	14,182
2/19	13,053	14,214
3/19	13,271	14,333
4/19	13,601	14,635
5/19	12,578	13,573
6/19	13,407	14,420
7/19	13,037	14,244
8/19	12,691	13,550
9/19	12,882	13,808
10/19	13,349	14,390
11/19	13,333	14,371
12/19	14,310	15,443
1/20	13,625	14,723
2/20	13,065	13,947
3/20	10,810	11,798
4/20	11,821	12,879
5/20	12,121	12,978
6/20	12,932	13,932
7/20	14,160	15,177
8/20	14,577	15,512
9/20	14,393	15,263
10/20	14,735	15,578
11/20	15,856	17,019
12/20	17,063	18,270
1/21	17,807	18,830
2/21	18,021	18,974
3/21	17,875	18,687
4/21	18,243	19,153
5/21	18,620	19,597
6/21	18,851	19,630
7/21	17,747	18,309
8/21	18,029	18,789
9/21	17,223	18,042
10/21	17,458	18,220
11/21	16,673	17,477
12/21	17,161	17,805
1/22	16,891	17,468
2/22	15,748	16,946
3/22	15,172	16,563
4/22	14,413	15,642
5/22	14,535	15,711
6/22	13,567	14,631
7/22	13,471	14,692
8/22	11,806	12,567
9/22	13,640	14,431
12/22	13,273	14,228
1/23	14,433	15,351
2/23	13,501	14,356
3/23	13,957	14,791
4/23	13,808	14,623
5/23	13,650	14,378
6/23	14,344	14,924
7/23	15,047	15,853
8/23	14,314	14,876
9/23	13,899	14,487
10/23	13,512	13,924
11/23	14,458	15,038
12/23	14,936	15,626
1/24	14,468	14,901
2/24	15,129	15,610
3/24	15,576	15,996
4/24	15,485	16,068
5/24	15,566	16,159
6/24	16,186	16,796
7/24	16,085	16,846
8/24	16,115	17,118
9/24	17,070	18,261
10/24	16,406	17,449
11/24	16,012	16,822
12/24	15,908	16,799
1/25	16,292	17,099
2/25	16,354	17,182
3/25	16,655	17,291
4/25	16,582	17,518
5/25	17,527	18,265
6/25	18,710	19,364
7/25	19,166	19,741
8/25	19,612	19,994
9/25	21,077	21,424
10/25	21,668	22,320
11/25	21,267	21,786
12/25	21,836	22,438

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	37.27%	5.06%	8.12%
MSCI Emerging Markets Index NTR	33.57%	4.20%	8.42%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$81,605
  Total Number of Portfolio Holdings89
  Portfolio Turnover Rate 51.4%
  Total Advisory Fees Paid (amount in thousands)$737

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.34%
Preferred Stocks	1.53%
Investment Companies	0.41%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	18.18%
China	15.74%
India	15.74%
Korea, Republic Of	10.30%
Hong Kong	7.50%
Brazil	5.97%
Mexico	2.90%
Greece	2.79%
Singapore	2.55%
Saudi Arabia	2.45%
South Africa	1.86%
Peru	1.66%
Indonesia	1.43%
Poland	1.38%
Uruguay	1.26%
United States	1.08%
Canada	1.08%
Vietnam	1.04%
United Arab Emirates	0.90%
Luxembourg	0.90%
Other LocationsFootnote Reference*	3.57%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC12AR1-0

Class 1

Government & High Quality Bond Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.50%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Bonds include, but are not limited to, asset-backed securities, mortgage securities such as agency and non-agency collateralized mortgage obligations ("CMO"), and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). The Fund also invests in derivatives. Fundamentals remained favorable for the MBS market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage real estate investment trusts and government sponsored entities. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis, Bloomberg US Agency Fixed Rate MBS Index ("Index") spreads moved from 43 to 22 basis points ("bps"). Current coupon spreads to U.S. Treasuries (5 to10-year) performed similarly moving from 135 bps to 110 bps year-over-year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-Index allocation to the agency CMO sector, was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated U.S. Treasuries increased). The Fund held an underweight in conventional lower coupons (2%-3.5%) and an out-of-Index allocation to the non-agency collateralized mortgage-backed securities sector, which detracted from performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $11,331	Bloomberg US Aggregate Index $12,199	Bloomberg US Agency Fixed Rate MBS Index $11,709
12/15	10,000	10,000	10,000
1/16	10,167	10,138	10,130
2/16	10,207	10,210	10,168
3/16	10,226	10,303	10,198
4/16	10,256	10,343	10,215
5/16	10,236	10,345	10,228
6/16	10,344	10,531	10,311
7/16	10,354	10,598	10,332
8/16	10,343	10,586	10,344
9/16	10,384	10,580	10,373
10/16	10,374	10,499	10,345
11/16	10,190	10,250	10,168
12/16	10,180	10,265	10,167
1/17	10,201	10,285	10,164
2/17	10,231	10,354	10,212
3/17	10,282	10,428	10,282
4/17	10,343	10,509	10,346
5/17	10,303	10,498	10,305
6/17	10,343	10,543	10,351
7/17	10,414	10,638	10,427
8/17	10,382	10,587	10,403
9/17	10,371	10,593	10,400
10/17	10,350	10,580	10,385
12/17	10,371	10,628	10,419
1/18	10,265	10,506	10,297
2/18	10,212	10,406	10,229
3/18	10,254	10,473	10,295
4/18	10,222	10,395	10,243
5/18	10,286	10,469	10,315
6/18	10,276	10,456	10,320
7/18	10,265	10,459	10,309
8/18	10,329	10,526	10,371
9/18	10,256	10,458	10,308
10/18	10,201	10,376	10,243
11/18	10,289	10,438	10,335
12/18	10,466	10,629	10,522
1/19	10,543	10,742	10,606
2/19	10,532	10,736	10,596
3/19	10,687	10,942	10,750
4/19	10,687	10,945	10,744
5/19	10,831	11,139	10,883
6/19	10,930	11,279	10,961
7/19	10,963	11,304	11,005
8/19	11,085	11,597	11,104
9/19	11,073	11,535	11,112
10/19	11,119	11,570	11,151
11/19	11,130	11,564	11,160
12/19	11,141	11,556	11,191
1/20	11,232	11,778	11,269
2/20	11,346	11,990	11,386
3/20	11,232	11,920	11,506
4/20	11,368	12,132	11,579
5/20	11,414	12,188	11,593
6/20	11,414	12,265	11,583
7/20	11,437	12,448	11,603
8/20	11,437	12,348	11,608
9/20	11,449	12,341	11,596
10/20	11,461	12,286	11,591
11/20	11,426	12,406	11,599
12/20	11,461	12,423	11,624
1/21	11,472	12,334	11,633
2/21	11,437	12,156	11,555
3/21	11,391	12,005	11,496
4/21	11,437	12,099	11,560
5/21	11,402	12,139	11,539
6/21	11,402	12,224	11,534
7/21	11,461	12,361	11,607
8/21	11,437	12,337	11,588
9/21	11,405	12,230	11,546
10/21	11,357	12,227	11,524
11/21	11,333	12,263	11,513
12/21	11,309	12,232	11,503
1/22	11,142	11,968	11,332
2/22	11,071	11,835	11,223
3/22	10,760	11,506	10,931
4/22	10,414	11,069	10,547
5/22	10,522	11,141	10,664
6/22	10,665	11,234	10,830
7/22	10,307	10,917	10,460
8/22	9,635	10,310	9,790
9/22	10,047	10,689	10,189
12/22	9,974	10,641	10,144
1/23	10,313	10,968	10,478
2/23	10,035	10,684	10,202
3/23	10,252	10,956	10,400
4/23	10,301	11,022	10,454
5/23	10,216	10,902	10,378
6/23	10,156	10,863	10,333
7/23	10,143	10,856	10,326
8/23	10,035	10,786	10,241
9/23	9,730	10,512	9,914
10/23	9,544	10,346	9,710
11/23	10,028	10,815	10,216
12/23	10,437	11,229	10,656
1/24	10,387	11,198	10,607
2/24	10,214	11,040	10,434
3/24	10,313	11,142	10,545
4/24	10,003	10,860	10,226
5/24	10,201	11,044	10,430
6/24	10,325	11,149	10,552
7/24	10,598	11,409	10,830
8/24	10,771	11,573	11,005
9/24	10,897	11,728	11,135
10/24	10,552	11,437	10,820
11/24	10,693	11,558	10,965
12/24	10,501	11,369	10,784
1/25	10,552	11,430	10,839
2/25	10,821	11,681	11,115
3/25	10,821	11,685	11,113
4/25	10,872	11,731	11,145
5/25	10,757	11,647	11,044
6/25	10,948	11,826	11,240
7/25	10,897	11,795	11,194
8/25	11,076	11,936	11,375
9/25	11,199	12,067	11,513
10/25	11,279	12,142	11,612
11/25	11,345	12,217	11,684
12/25	11,331	12,199	11,709

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	7.91%	-0.23%	1.26%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg US Agency Fixed Rate MBS Index	8.58%	0.15%	1.59%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$107,117
  Total Number of Portfolio Holdings264
  Portfolio Turnover Rate 240.0%
  Total Advisory Fees Paid (amount in thousands)$525

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	81.15%
Bonds	23.61%
Investment Companies	0.84%
Other Assets and LiabilitiesFootnote Reference*	(5.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	95.48%
Asset Backed Securities	6.32%
Government	2.96%
Money Market Funds	0.84%
Other Assets and LiabilitiesFootnote Reference*	(5.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.50% to 0.48% on the first $100 million of average daily net assets and from 0.48% to 0.47% on the next $100 million of net assets. The remaining breakpoints in the fee schedule are unchanged.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC11AR1-0

Class 1

LargeCap Growth Account I

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	0.67%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. The Fund may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index ("Index"). During the fiscal year, T. Rowe Price Associates, Inc (“T. Rowe”) investment performance benefited from an underweight to the consumer staples sector, as well as strong stock selection in the information technology and communication services sectors. Brown Advisory, LLC’s (“Brown”) investment performance was helped by an underweight to the consumer discretionary sector, an overweight to the healthcare sector, and strong stock selection in the consumer discretionary sector. During the fiscal year, T. Rowe and Brown underperformed the Index. T. Rowe underperformed the Index due to poor stock selection in the healthcare and consumer discretionary sectors, as well as an overweight to the financials sector. Brown underperformed the Index due to poor stock selection in the information technology and communication services sectors, as well as an underweight to the information technology sector.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $40,471	Russell 1000 Index $39,030	Russell 1000 Growth Index $52,906
12/15	10,000	10,000	10,000
1/16	9,206	9,462	9,442
2/16	9,126	9,459	9,438
3/16	9,692	10,117	10,074
4/16	9,708	10,172	9,982
5/16	9,909	10,351	10,176
6/16	9,689	10,374	10,136
7/16	10,209	10,769	10,615
8/16	10,147	10,783	10,562
9/16	10,229	10,792	10,600
10/16	10,085	10,582	10,351
11/16	10,118	10,999	10,577
12/16	10,126	11,205	10,708
1/17	10,601	11,431	11,068
2/17	11,001	11,873	11,528
3/17	11,516	12,006	11,928
4/17	11,883	12,160	12,238
5/17	11,850	12,244	12,206
6/17	12,213	12,487	12,531
7/17	12,476	12,526	12,760
8/17	12,572	12,793	12,926
9/17	13,153	13,086	13,427
10/17	13,588	13,485	13,835
12/17	13,540	13,636	13,943
1/18	14,825	14,384	14,930
2/18	14,547	13,856	14,539
3/18	14,248	13,541	14,140
4/18	14,408	13,587	14,189
5/18	14,964	13,934	14,811
6/18	15,164	14,024	14,954
7/18	15,520	14,508	15,393
8/18	16,215	15,008	16,235
9/18	16,306	15,065	16,325
10/18	14,936	13,999	14,865
11/18	15,290	14,284	15,023
12/18	14,027	12,983	13,732
1/19	15,407	14,071	14,966
2/19	16,064	14,548	15,501
3/19	16,437	14,801	15,943
4/19	17,005	15,399	16,663
5/19	16,036	14,417	15,610
6/19	17,154	15,430	16,682
7/19	17,453	15,669	17,059
8/19	17,392	15,382	16,928
9/19	17,276	15,649	16,930
10/19	17,628	15,980	17,408
11/19	18,473	16,584	18,180
12/19	18,925	17,063	18,729
1/20	19,317	17,082	19,147
2/20	18,201	15,686	17,843
3/20	16,356	13,613	16,088
4/20	18,815	15,412	18,468
5/20	20,202	16,225	19,708
6/20	20,921	16,584	20,567
7/20	22,490	17,555	22,149
8/20	24,320	18,843	24,434
9/20	23,340	18,155	23,285
10/20	22,648	17,717	22,494
11/20	24,834	19,803	24,797
12/20	25,776	20,640	25,938
1/21	25,393	20,470	25,746
2/21	25,909	21,064	25,740
3/21	26,042	21,861	26,182
4/21	27,972	23,037	27,963
5/21	27,701	23,147	27,577
6/21	29,504	23,727	29,307
7/21	30,515	24,220	30,273
8/21	31,265	24,921	31,404
9/21	29,509	23,776	29,646
10/21	31,527	25,426	32,213
11/21	30,970	25,085	32,410
12/21	31,419	26,101	33,096
1/22	27,923	24,629	30,255
2/22	26,642	23,953	28,970
3/22	27,079	24,762	30,103
4/22	23,570	22,554	26,468
5/22	22,846	22,520	25,853
6/22	23,672	22,556	26,662
7/22	22,229	21,690	25,420
8/22	21,283	21,261	24,290
9/22	22,262	22,412	25,397
12/22	20,688	21,108	23,453
1/23	22,475	22,524	25,407
2/23	21,852	21,988	25,106
3/23	23,344	22,683	26,822
4/23	23,673	22,964	27,086
5/23	24,528	23,071	28,321
6/23	26,322	24,629	30,258
7/23	27,082	25,476	31,277
8/23	26,897	25,031	30,996
9/23	25,392	23,854	29,310
10/23	24,896	23,278	28,893
11/23	27,497	25,452	32,043
12/23	29,034	26,708	33,462
1/24	29,896	27,081	34,296
2/24	31,598	28,543	36,636
3/24	32,209	29,458	37,281
4/24	30,643	28,205	35,700
5/24	31,828	29,533	37,837
6/24	33,760	30,510	40,388
7/24	33,408	30,954	39,701
8/24	34,392	31,688	40,528
9/24	34,914	32,366	41,677
10/24	34,710	32,139	41,539
11/24	36,981	34,209	44,233
12/24	36,332	33,255	44,623
1/25	37,350	34,313	45,506
2/25	36,204	33,713	43,871
3/25	33,352	31,762	40,175
4/25	34,054	31,573	40,887
5/25	36,860	33,589	44,505
6/25	38,987	35,290	47,342
7/25	39,863	36,074	49,129
8/25	39,840	36,833	49,679
9/25	40,719	38,110	52,318
10/25	41,765	38,932	54,218
11/25	40,967	39,027	53,236
12/25	40,471	39,030	52,906

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	11.39%	9.44%	15.00%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$617,414
  Total Number of Portfolio Holdings415
  Portfolio Turnover Rate 50.7%
  Total Advisory Fees Paid (amount in thousands)$4,061

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.85%
Investment Companies	3.02%
Convertible Preferred Stocks	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	43.27%
Communications	22.19%
Consumer, Non-cyclical	12.97%
Financial	7.23%
Industrial	7.06%
Consumer, Cyclical	4.16%
Money Market Funds	2.78%
Exchange-Traded Funds	0.24%
Basic Materials	0.04%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective April 30, 2025, the Fund's Class 1 contractual expense limit of 0.69% expired.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC15AR1-0

Class 1

LargeCap S&P 500 Index Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.20%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (“Index”). The Index is designed to represent U.S. equities with risk and return characteristics of the large capitalization universe. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund uses derivative strategies. During the 12 months ending in December 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best returns. The real estate and consumer staples sectors recorded the worst returns. Palantir Technologies, GE Aerospace, and Advanced Micro Devices contributed to Fund performance. Fiserv, UnitedHealth Group, and ServiceNow detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $38,793	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,500	9,504
2/16	9,486	9,491
3/16	10,125	10,135
4/16	10,167	10,174
5/16	10,347	10,357
6/16	10,368	10,384
7/16	10,749	10,766
8/16	10,761	10,782
9/16	10,761	10,784
10/16	10,559	10,587
11/16	10,949	10,979
12/16	11,159	11,196
1/17	11,369	11,408
2/17	11,817	11,861
3/17	11,947	11,997
4/17	12,113	12,166
5/17	12,185	12,242
6/17	12,431	12,494
7/17	12,468	12,532
8/17	12,724	12,790
9/17	13,016	13,089
10/17	13,414	13,490
12/17	13,557	13,640
1/18	14,337	14,421
2/18	13,804	13,890
3/18	13,452	13,537
4/18	13,497	13,589
5/18	13,820	13,916
6/18	13,902	14,002
7/18	14,413	14,523
8/18	14,885	14,996
9/18	14,965	15,081
10/18	13,939	14,050
11/18	14,223	14,337
12/18	12,936	13,042
1/19	13,962	14,087
2/19	14,412	14,540
3/19	14,688	14,822
4/19	15,280	15,422
5/19	14,302	14,442
6/19	15,312	15,460
7/19	15,525	15,682
8/19	15,272	15,434
9/19	15,557	15,723
10/19	15,893	16,063
11/19	16,464	16,646
12/19	16,960	17,149
1/20	16,943	17,142
2/20	15,549	15,731
3/20	13,625	13,788
4/20	15,364	15,555
5/20	16,095	16,296
6/20	16,414	16,620
7/20	17,329	17,558
8/20	18,573	18,820
9/20	17,863	18,105
10/20	17,388	17,623
11/20	19,287	19,552
12/20	20,026	20,304
1/21	19,816	20,099
2/21	20,364	20,653
3/21	21,249	21,558
4/21	22,372	22,708
5/21	22,527	22,867
6/21	23,047	23,401
7/21	23,586	23,956
8/21	24,298	24,685
9/21	23,163	23,537
10/21	24,784	25,186
11/21	24,602	25,011
12/21	25,700	26,132
1/22	24,361	24,780
2/22	23,626	24,038
3/22	24,502	24,931
4/22	22,368	22,757
5/22	22,398	22,798
6/22	22,428	22,845
7/22	21,512	21,913
8/22	21,104	21,506
9/22	22,277	22,708
12/22	20,989	21,399
1/23	22,300	22,744
2/23	21,760	22,189
3/23	22,554	23,004
4/23	22,899	23,363
5/23	22,991	23,464
6/23	24,510	25,015
7/23	25,292	25,818
8/23	24,878	25,407
9/23	23,690	24,196
10/23	23,191	23,687
11/23	25,296	25,850
12/23	26,440	27,025
1/24	26,878	27,479
2/24	28,314	28,946
3/24	29,214	29,878
4/24	28,010	28,657
5/24	29,397	30,078
6/24	30,443	31,157
7/24	30,808	31,537
8/24	31,551	32,302
9/24	32,219	32,992
10/24	31,916	32,692
11/24	33,783	34,611
12/24	32,981	33,786
1/25	33,888	34,727
2/25	33,441	34,274
3/25	31,548	32,343
4/25	31,325	32,124
5/25	33,283	34,146
6/25	34,979	35,882
7/25	35,755	36,687
8/25	36,478	37,431
9/25	37,803	38,797
10/25	38,681	39,706
11/25	38,777	39,803
12/25	38,793	39,827

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	17.62%	14.14%	14.52%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,390,154
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 3.4%
  Total Advisory Fees Paid (amount in thousands)$4,743

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.84%
Investment Companies	1.28%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	32.30%
Communications	16.78%
Financial	14.05%
Consumer, Non-cyclical	13.78%
Consumer, Cyclical	8.07%
Industrial	7.46%
Energy	2.83%
Utilities	2.22%
Basic Materials	1.35%
Exchange-Traded Funds	0.89%
Money Market Funds	0.39%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC16AR1-0

Class 2

LargeCap S&P 500 Index Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.45%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (“Index”). The Index is designed to represent U.S. equities with risk and return characteristics of the large capitalization universe. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund uses derivative strategies. During the 12 months ending in December 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best returns. The real estate and consumer staples sectors recorded the worst returns. Palantir Technologies, GE Aerospace, and Advanced Micro Devices contributed to Fund performance. Fiserv, UnitedHealth Group, and ServiceNow detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $37,810	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,500	9,504
2/16	9,479	9,491
3/16	10,118	10,135
4/16	10,153	10,174
5/16	10,327	10,357
6/16	10,354	10,384
7/16	10,730	10,766
8/16	10,739	10,782
9/16	10,732	10,784
10/16	10,537	10,587
11/16	10,920	10,979
12/16	11,130	11,196
1/17	11,333	11,408
2/17	11,781	11,861
3/17	11,905	11,997
4/17	12,064	12,166
5/17	12,136	12,242
6/17	12,382	12,494
7/17	12,415	12,532
8/17	12,663	12,790
9/17	12,956	13,089
10/17	13,347	13,490
12/17	13,490	13,640
1/18	14,256	14,421
2/18	13,723	13,890
3/18	13,369	13,537
4/18	13,414	13,589
5/18	13,730	13,916
6/18	13,813	14,002
7/18	14,316	14,523
8/18	14,775	14,996
9/18	14,851	15,081
10/18	13,832	14,050
11/18	14,108	14,337
12/18	12,828	13,042
1/19	13,847	14,087
2/19	14,290	14,540
3/19	14,566	14,822
4/19	15,143	15,422
5/19	14,179	14,442
6/19	15,166	15,460
7/19	15,380	15,682
8/19	15,127	15,434
9/19	15,404	15,723
10/19	15,731	16,063
11/19	16,294	16,646
12/19	16,782	17,149
1/20	16,765	17,142
2/20	15,378	15,731
3/20	13,471	13,788
4/20	15,193	15,555
5/20	15,916	16,296
6/20	16,219	16,620
7/20	17,126	17,558
8/20	18,353	18,820
9/20	17,646	18,105
10/20	17,171	17,623
11/20	19,043	19,552
12/20	19,764	20,304
1/21	19,554	20,099
2/21	20,092	20,653
3/21	20,960	21,558
4/21	22,064	22,708
5/21	22,210	22,867
6/21	22,721	23,401
7/21	23,251	23,956
8/21	23,945	24,685
9/21	22,819	23,537
10/21	24,410	25,186
11/21	24,229	25,011
12/21	25,307	26,132
1/22	23,987	24,780
2/22	23,262	24,038
3/22	24,108	24,931
4/22	22,004	22,757
5/22	22,024	22,798
6/22	22,054	22,845
7/22	21,148	21,913
8/22	20,733	21,506
9/22	21,885	22,708
12/22	20,618	21,399
1/23	21,896	22,744
2/23	21,355	22,189
3/23	22,138	23,004
4/23	22,472	23,363
5/23	22,564	23,464
6/23	24,037	25,015
7/23	24,797	25,818
8/23	24,394	25,407
9/23	23,225	24,196
10/23	22,727	23,687
11/23	24,794	25,850
12/23	25,912	27,025
1/24	26,326	27,479
2/24	27,724	28,946
3/24	28,600	29,878
4/24	27,420	28,657
5/24	28,770	30,078
6/24	29,791	31,157
7/24	30,144	31,537
8/24	30,862	32,302
9/24	31,509	32,992
10/24	31,207	32,692
11/24	33,032	34,611
12/24	32,231	33,786
1/25	33,111	34,727
2/25	32,665	34,274
3/25	30,813	32,343
4/25	30,590	32,124
5/25	32,494	34,146
6/25	34,136	35,882
7/25	34,898	36,687
8/25	35,594	37,431
9/25	36,866	38,797
10/25	37,730	39,706
11/25	37,810	39,803
12/25	37,810	39,827

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	17.31%	13.85%	14.22%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,390,154
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 3.4%
  Total Advisory Fees Paid (amount in thousands)$4,743

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.84%
Investment Companies	1.28%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	32.30%
Communications	16.78%
Financial	14.05%
Consumer, Non-cyclical	13.78%
Consumer, Cyclical	8.07%
Industrial	7.46%
Energy	2.83%
Utilities	2.22%
Basic Materials	1.35%
Exchange-Traded Funds	0.89%
Money Market Funds	0.39%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC16AR2-0

Class 1

LargeCap S&P 500 Managed Volatility Index Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.37%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital with an emphasis on managing volatility. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (“Index”). The Index is designed to represent U.S. equities with risk and return characteristics of the large cap universe, which includes growth and value stocks. In part, the Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund also uses derivative strategies. The Fund also employs an active volatility management strategy that seeks to produce gains regardless of the directional movement of the Index and mitigate volatility. During the 12 months ending in December 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best returns. The real estate and consumer staples sectors recorded the worst returns. Palantir Technologies, GE Aerospace, and Advanced Micro Devices contributed to Fund performance. Fiserv, UnitedHealth Group, and ServiceNow detracted from Fund performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $35,237	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,539	9,504
2/16	9,512	9,491
3/16	10,106	10,135
4/16	10,133	10,174
5/16	10,302	10,357
6/16	10,311	10,384
7/16	10,674	10,766
8/16	10,679	10,782
9/16	10,670	10,784
10/16	10,470	10,587
11/16	10,824	10,979
12/16	11,033	11,196
1/17	11,215	11,408
2/17	11,642	11,861
3/17	11,733	11,997
4/17	11,887	12,166
5/17	11,941	12,242
6/17	12,159	12,494
7/17	12,198	12,532
8/17	12,434	12,790
9/17	12,709	13,089
10/17	13,063	13,490
12/17	13,191	13,640
1/18	13,899	14,421
2/18	13,476	13,890
3/18	13,152	13,537
4/18	13,171	13,589
5/18	13,456	13,916
6/18	13,525	14,002
7/18	13,977	14,523
8/18	14,400	14,996
9/18	14,463	15,081
10/18	13,606	14,050
11/18	13,855	14,337
12/18	12,699	13,042
1/19	13,646	14,087
2/19	14,054	14,540
3/19	14,304	14,822
4/19	14,842	15,422
5/19	13,955	14,442
6/19	14,862	15,460
7/19	15,061	15,682
8/19	14,842	15,434
9/19	15,110	15,723
10/19	15,393	16,063
11/19	15,925	16,646
12/19	16,371	17,149
1/20	16,382	17,142
2/20	15,121	15,731
3/20	13,338	13,788
4/20	14,958	15,555
5/20	15,610	16,296
6/20	15,893	16,620
7/20	16,719	17,558
8/20	17,839	18,820
9/20	17,223	18,105
10/20	16,760	17,623
11/20	18,444	19,552
12/20	19,099	20,304
1/21	18,907	20,099
2/21	19,371	20,653
3/21	20,139	21,558
4/21	21,156	22,708
5/21	21,269	22,867
6/21	21,721	23,401
7/21	22,207	23,956
8/21	22,806	24,685
9/21	21,779	23,537
10/21	23,191	25,186
11/21	23,051	25,011
12/21	23,979	26,132
1/22	22,822	24,780
2/22	22,186	24,038
3/22	22,898	24,931
4/22	21,004	22,757
5/22	21,042	22,798
6/22	21,106	22,845
7/22	20,330	21,913
8/22	20,043	21,506
9/22	21,047	22,708
12/22	19,914	21,399
1/23	21,018	22,744
2/23	20,530	22,189
3/23	21,190	23,004
4/23	21,463	23,363
5/23	21,520	23,464
6/23	22,797	25,015
7/23	23,457	25,818
8/23	23,328	25,407
9/23	22,295	24,196
10/23	21,785	23,687
11/23	23,623	25,850
12/23	24,626	27,025
1/24	24,997	27,479
2/24	26,232	28,946
3/24	27,019	29,878
4/24	25,969	28,657
5/24	27,158	30,078
6/24	28,069	31,157
7/24	28,378	31,537
8/24	28,949	32,302
9/24	29,490	32,992
10/24	29,245	32,692
11/24	30,781	34,611
12/24	30,083	33,786
1/25	30,851	34,727
2/25	30,449	34,274
3/25	29,053	32,343
4/25	28,984	32,124
5/25	30,676	34,146
6/25	32,107	35,882
7/25	32,770	36,687
8/25	33,363	37,431
9/25	34,489	38,797
10/25	35,260	39,706
11/25	35,305	39,803
12/25	35,237	39,827

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	17.13%	13.03%	13.42%
S&P 500 Index	17.88%	14.42%	14.82%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$119,014
  Total Number of Portfolio Holdings507
  Portfolio Turnover Rate 22.2%
  Total Advisory Fees Paid (amount in thousands)$465

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.22%
Investment Companies	5.23%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.79%
Communications	15.99%
Financial	13.38%
Consumer, Non-cyclical	13.14%
Consumer, Cyclical	7.71%
Industrial	7.12%
Money Market Funds	4.47%
Energy	2.69%
Utilities	2.12%
Basic Materials	1.28%
Exchange-Traded Funds	0.76%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks. On December 9, 2025, the Fund's Board of Directors approved a Plan of Liquidation and Termination of the Fund. Pursuant to the Plan, the Fund will liquidate on or about March 25, 2026.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC42AR1-0

Class 1

MidCap Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$53	0.53%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in real estate and materials. Aerospace components business HEICO was the top contributor. The company gained share in its aftermarket business. Alternative asset manager Brookfield was the next contributor. The company highlighted its transformative phase of growth at its fall investor day. Lack of exposure to underperforming staples and energy companies contributed to performance relative to the Index. Relative performance versus the Index was impacted with quality companies out of favor following the April tariff-pause announcement, and sharp acceleration in high-growth, highly cyclical assets. Company selection in information technology was the biggest detractor. Constellation Software, Roper Technologies, and Tyler Technologies were impacted by the narrative that generative AI will one day replace software businesses. The team saw no evidence of a change in the competitive environment for these businesses. The biggest detractor was vehicle salvage business Copart, caused by lower volumes due to a rise in uninsured drivers. The company grew its other businesses and is well experienced managing through economic cycles.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $32,712	Russell 3000 Index $38,012	Russell MidCap Index $28,420
12/15	10,000	10,000	10,000
1/16	9,274	9,436	9,345
2/16	9,361	9,433	9,450
3/16	10,096	10,097	10,224
4/16	10,165	10,159	10,333
5/16	10,434	10,341	10,502
6/16	10,427	10,362	10,550
7/16	10,938	10,774	11,031
8/16	10,903	10,801	11,004
9/16	10,937	10,818	11,026
10/16	10,640	10,584	10,676
11/16	10,965	11,058	11,252
12/16	11,037	11,274	11,380
1/17	11,390	11,486	11,654
2/17	11,868	11,913	11,984
3/17	12,163	12,047	12,058
4/17	12,486	12,171	12,168
5/17	12,468	12,280	12,289
6/17	12,843	12,512	12,470
7/17	12,946	12,536	12,373
8/17	13,205	12,842	12,716
9/17	13,484	13,122	12,928
10/17	13,823	13,521	13,363
12/17	13,853	13,656	13,487
1/18	14,466	14,375	13,995
2/18	13,683	13,846	13,417
3/18	13,783	13,568	13,425
4/18	13,650	13,619	13,405
5/18	13,958	14,004	13,709
6/18	14,270	14,095	13,804
7/18	14,666	14,563	14,147
8/18	14,974	15,074	14,587
9/18	14,920	15,099	14,493
10/18	13,656	13,988	13,289
11/18	14,168	14,268	13,616
12/18	12,946	12,940	12,265
1/19	14,138	14,051	13,589
2/19	14,952	14,545	14,172
3/19	15,443	14,757	14,294
4/19	16,331	15,346	14,838
5/19	15,830	14,353	13,927
6/19	16,875	15,361	14,884
7/19	17,185	15,590	15,096
8/19	17,302	15,272	14,666
9/19	17,440	15,540	14,955
10/19	17,719	15,875	15,112
11/19	18,275	16,478	15,652
12/19	18,525	16,954	16,012
1/20	19,137	16,935	15,883
2/20	17,805	15,549	14,504
3/20	14,106	13,410	11,677
4/20	15,979	15,187	13,354
5/20	17,416	15,999	14,293
6/20	17,620	16,364	14,550
7/20	18,698	17,294	15,405
8/20	19,508	18,546	15,946
9/20	19,058	17,871	15,636
10/20	18,642	17,485	15,736
11/20	21,027	19,613	17,911
12/20	21,922	20,495	18,750
1/21	20,968	20,404	18,700
2/21	22,200	21,042	19,742
3/21	22,703	21,796	20,276
4/21	24,180	22,919	21,309
5/21	24,269	23,024	21,480
6/21	24,816	23,592	21,796
7/21	25,842	23,991	21,964
8/21	25,945	24,675	22,522
9/21	25,000	23,568	21,594
10/21	26,881	25,161	22,879
11/21	26,052	24,778	22,082
12/21	27,517	25,754	22,984
1/22	24,613	24,239	21,291
2/22	23,686	23,628	21,138
3/22	24,330	24,395	21,679
4/22	22,221	22,206	20,009
5/22	22,088	22,176	20,025
6/22	22,493	22,227	19,806
7/22	21,617	21,398	19,184
8/22	21,013	21,005	18,951
9/22	22,588	22,102	20,090
12/22	21,195	20,808	19,004
1/23	22,998	22,241	20,583
2/23	22,307	21,721	20,083
3/23	22,386	22,302	19,775
4/23	22,849	22,539	19,671
5/23	22,679	22,627	19,121
6/23	24,553	24,172	20,717
7/23	24,751	25,039	21,538
8/23	24,524	24,555	20,791
9/23	23,263	23,386	19,747
10/23	22,500	22,766	18,760
11/23	25,323	24,888	20,680
12/23	26,722	26,209	22,278
1/24	27,028	26,499	21,961
2/24	28,571	27,933	23,188
3/24	29,669	28,835	24,194
4/24	27,795	27,566	22,887
5/24	28,758	28,868	23,540
6/24	28,880	29,762	23,384
7/24	30,708	30,315	24,486
8/24	31,284	30,975	24,982
9/24	32,047	31,616	25,538
10/24	31,791	31,384	25,401
11/24	34,651	33,471	27,642
12/24	32,140	32,448	25,697
1/25	33,830	33,473	26,790
2/25	33,416	32,831	26,028
3/25	32,033	30,916	24,822
4/25	31,870	30,709	24,566
5/25	33,087	32,655	25,970
6/25	34,025	34,314	26,940
7/25	34,336	35,070	27,439
8/25	34,596	35,881	28,125
9/25	34,094	37,120	28,375
10/25	32,665	37,915	28,140
11/25	33,055	38,019	28,498
12/25	32,712	38,012	28,420

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	1.78%	8.33%	12.58%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell MidCap Index	10.60%	8.67%	11.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$582,063
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 14.8%
  Total Advisory Fees Paid (amount in thousands)$3,435

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.64%
Investment Companies	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.98%
Consumer, Cyclical	23.88%
Industrial	22.90%
Technology	12.68%
Utilities	4.15%
Consumer, Non-cyclical	3.94%
Communications	2.37%
Basic Materials	1.74%
Money Market Funds	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC19AR1-0

Class 2

MidCap Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.78%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in real estate and materials. Aerospace components business HEICO was the top contributor. The company gained share in its aftermarket business. Alternative asset manager Brookfield was the next contributor. The company highlighted its transformative phase of growth at its fall investor day. Lack of exposure to underperforming staples and energy companies contributed to performance relative to the Index. Relative performance versus the Index was impacted with quality companies out of favor following the April tariff-pause announcement, and sharp acceleration in high-growth, highly cyclical assets. Company selection in information technology was the biggest detractor. Constellation Software, Roper Technologies, and Tyler Technologies were impacted by the narrative that generative AI will one day replace software businesses. The team saw no evidence of a change in the competitive environment for these businesses. The biggest detractor was vehicle salvage business Copart, caused by lower volumes due to a rise in uninsured drivers. The company grew its other businesses and is well experienced managing through economic cycles.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $31,905	Russell 3000 Index $38,012	Russell MidCap Index $28,420
12/15	10,000	10,000	10,000
1/16	9,274	9,436	9,345
2/16	9,358	9,433	9,450
3/16	10,091	10,097	10,224
4/16	10,156	10,159	10,333
5/16	10,424	10,341	10,502
6/16	10,415	10,362	10,550
7/16	10,922	10,774	11,031
8/16	10,885	10,801	11,004
9/16	10,916	10,818	11,026
10/16	10,618	10,584	10,676
11/16	10,942	11,058	11,252
12/16	11,011	11,274	11,380
1/17	11,361	11,486	11,654
2/17	11,834	11,913	11,984
3/17	12,123	12,047	12,058
4/17	12,443	12,171	12,168
5/17	12,423	12,280	12,289
6/17	12,795	12,512	12,470
7/17	12,891	12,536	12,373
8/17	13,148	12,842	12,716
9/17	13,423	13,122	12,928
10/17	13,757	13,521	13,363
12/17	13,785	13,656	13,487
1/18	14,392	14,375	13,995
2/18	13,610	13,846	13,417
3/18	13,708	13,568	13,425
4/18	13,570	13,619	13,405
5/18	13,876	14,004	13,709
6/18	14,184	14,095	13,804
7/18	14,572	14,563	14,147
8/18	14,875	15,074	14,587
9/18	14,818	15,099	14,493
10/18	13,559	13,988	13,289
11/18	14,066	14,268	13,616
12/18	12,850	12,940	12,265
1/19	14,031	14,051	13,589
2/19	14,834	14,545	14,172
3/19	15,320	14,757	14,294
4/19	16,197	15,346	14,838
5/19	15,696	14,353	13,927
6/19	16,730	15,361	14,884
7/19	17,034	15,590	15,096
8/19	17,146	15,272	14,666
9/19	17,278	15,540	14,955
10/19	17,550	15,875	15,112
11/19	18,099	16,478	15,652
12/19	18,340	16,954	16,012
1/20	18,945	16,935	15,883
2/20	17,624	15,549	14,504
3/20	13,957	13,410	11,677
4/20	15,806	15,187	13,354
5/20	17,226	15,999	14,293
6/20	17,423	16,364	14,550
7/20	18,488	17,294	15,405
8/20	19,284	18,546	15,946
9/20	18,835	17,871	15,636
10/20	18,420	17,485	15,736
11/20	20,771	19,613	17,911
12/20	21,653	20,495	18,750
1/21	20,702	20,404	18,700
2/21	21,918	21,042	19,742
3/21	22,409	21,796	20,276
4/21	23,861	22,919	21,309
5/21	23,946	23,024	21,480
6/21	24,478	23,592	21,796
7/21	25,488	23,991	21,964
8/21	25,584	24,675	22,522
9/21	24,647	23,568	21,594
10/21	26,496	25,161	22,879
11/21	25,671	24,778	22,082
12/21	27,109	25,754	22,984
1/22	24,244	24,239	21,291
2/22	23,326	23,628	21,138
3/22	23,954	24,395	21,679
4/22	21,874	22,206	20,009
5/22	21,741	22,176	20,025
6/22	22,127	22,227	19,806
7/22	21,261	21,398	19,184
8/22	20,657	21,005	18,951
9/22	22,202	22,102	20,090
12/22	20,830	20,808	19,004
1/23	22,594	22,241	20,583
2/23	21,910	21,721	20,083
3/23	21,988	22,302	19,775
4/23	22,437	22,539	19,671
5/23	22,264	22,627	19,121
6/23	24,101	24,172	20,717
7/23	24,287	25,039	21,538
8/23	24,060	24,555	20,791
9/23	22,816	23,386	19,747
10/23	22,064	22,766	18,760
11/23	24,832	24,888	20,680
12/23	26,192	26,209	22,278
1/24	26,488	26,499	21,961
2/24	27,997	27,933	23,188
3/24	29,065	28,835	24,194
4/24	27,223	27,566	22,887
5/24	28,161	28,868	23,540
6/24	28,275	29,762	23,384
7/24	30,058	30,315	24,486
8/24	30,616	30,975	24,982
9/24	31,357	31,616	25,538
10/24	31,098	31,384	25,401
11/24	33,892	33,471	27,642
12/24	31,426	32,448	25,697
1/25	33,073	33,473	26,790
2/25	32,662	32,831	26,028
3/25	31,306	30,916	24,822
4/25	31,135	30,709	24,566
5/25	32,319	32,655	25,970
6/25	33,226	34,314	26,940
7/25	33,527	35,070	27,439
8/25	33,772	35,881	28,125
9/25	33,276	37,120	28,375
10/25	31,874	37,915	28,140
11/25	32,252	38,019	28,498
12/25	31,905	38,012	28,420

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	1.52%	8.06%	12.30%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell MidCap Index	10.60%	8.67%	11.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$582,063
  Total Number of Portfolio Holdings72
  Portfolio Turnover Rate 14.8%
  Total Advisory Fees Paid (amount in thousands)$3,435

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.64%
Investment Companies	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.98%
Consumer, Cyclical	23.88%
Industrial	22.90%
Technology	12.68%
Utilities	4.15%
Consumer, Non-cyclical	3.94%
Communications	2.37%
Basic Materials	1.74%
Money Market Funds	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC19AR2-0

Class 1

Principal Capital Appreciation Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$67	0.63%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, or have barriers to entry in their respective industries. Lam Research Corporation (LRCX) contributed to relative performance as the company beat expectations multiple times in the year which was driven by a continued recovery in NAND memory and sustained demand out of China. The company also raised guidance for their wafer fabrication equipment outlook to $105 billion from $100 billion which helped boost the stock. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy Corporation (CEG) is the largest producer of carbon-free power in the U.S. and sells clean energy to commercial and retail customers as a deregulated utility. CEG aided results as the company announced a 20-year PPA agreement with META for the output of the Clinton Clean Energy Center and announced it was purchasing Calpine, a private gas-generation independent power producer. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed as sales slowed in HOKA brand. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance as shares rallied meaningfully over the past year. Salesforce, Inc. (CRM) detracted from relative performance as the market reacted negatively to CRM’s topline growth falling below 10% and to their intent to purchase Informatica.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $38,233	Russell 1000 Index $39,030	Russell 3000 Index $38,012
12/15	10,000	10,000	10,000
1/16	9,503	9,462	9,436
2/16	9,459	9,459	9,433
3/16	10,072	10,117	10,097
4/16	10,022	10,172	10,159
5/16	10,246	10,351	10,341
6/16	10,260	10,374	10,362
7/16	10,644	10,769	10,774
8/16	10,628	10,783	10,801
9/16	10,601	10,792	10,818
10/16	10,314	10,582	10,584
11/16	10,683	10,999	11,058
12/16	10,911	11,205	11,274
1/17	11,143	11,431	11,486
2/17	11,563	11,873	11,913
3/17	11,699	12,006	12,047
4/17	11,841	12,160	12,171
5/17	11,845	12,244	12,280
6/17	12,100	12,487	12,512
7/17	12,118	12,526	12,536
8/17	12,372	12,793	12,842
9/17	12,649	13,086	13,122
10/17	13,064	13,485	13,521
12/17	13,175	13,636	13,656
1/18	13,858	14,384	14,375
2/18	13,406	13,856	13,846
3/18	13,092	13,541	13,568
4/18	13,087	13,587	13,619
5/18	13,443	13,934	14,004
6/18	13,535	14,024	14,095
7/18	14,034	14,508	14,563
8/18	14,481	15,008	15,074
9/18	14,522	15,065	15,099
10/18	13,557	13,999	13,988
11/18	13,946	14,284	14,268
12/18	12,726	12,983	12,940
1/19	13,705	14,071	14,051
2/19	14,168	14,548	14,545
3/19	14,428	14,801	14,757
4/19	15,122	15,399	15,346
5/19	14,261	14,417	14,353
6/19	15,191	15,430	15,361
7/19	15,605	15,669	15,590
8/19	15,354	15,382	15,272
9/19	15,603	15,649	15,540
10/19	15,932	15,980	15,875
11/19	16,404	16,584	16,478
12/19	16,860	17,063	16,954
1/20	16,854	17,082	16,935
2/20	15,389	15,686	15,549
3/20	13,589	13,613	13,410
4/20	15,131	15,412	15,187
5/20	15,982	16,225	15,999
6/20	16,278	16,584	16,364
7/20	17,480	17,555	17,294
8/20	18,610	18,843	18,546
9/20	18,014	18,155	17,871
10/20	17,582	17,717	17,485
11/20	19,298	19,803	19,613
12/20	20,015	20,640	20,495
1/21	19,718	20,470	20,404
2/21	20,179	21,064	21,042
3/21	20,937	21,861	21,796
4/21	22,034	23,037	22,919
5/21	22,198	23,147	23,024
6/21	22,857	23,727	23,592
7/21	23,493	24,220	23,991
8/21	24,159	24,921	24,675
9/21	22,944	23,776	23,568
10/21	24,710	25,426	25,161
11/21	24,606	25,085	24,778
12/21	25,584	26,101	25,754
1/22	24,087	24,629	24,239
2/22	23,134	23,953	23,628
3/22	24,038	24,762	24,395
4/22	21,924	22,554	22,206
5/22	22,058	22,520	22,176
6/22	22,211	22,556	22,227
7/22	21,459	21,690	21,398
8/22	21,292	21,261	21,005
9/22	22,659	22,412	22,102
12/22	21,384	21,108	20,808
1/23	22,567	22,524	22,241
2/23	21,898	21,988	21,721
3/23	22,638	22,683	22,302
4/23	23,039	22,964	22,539
5/23	23,032	23,071	22,627
6/23	24,511	24,629	24,172
7/23	25,321	25,476	25,039
8/23	24,849	25,031	24,555
9/23	23,790	23,854	23,386
10/23	23,396	23,278	22,766
11/23	25,503	25,452	24,888
12/23	26,762	26,708	26,209
1/24	27,368	27,081	26,499
2/24	28,937	28,543	27,933
3/24	29,976	29,458	28,835
4/24	28,695	28,205	27,566
5/24	30,181	29,533	28,868
6/24	31,121	30,510	29,762
7/24	31,500	30,954	30,315
8/24	32,167	31,688	30,975
9/24	32,827	32,366	31,616
10/24	32,591	32,139	31,384
11/24	34,696	34,209	33,471
12/24	33,679	33,255	32,448
1/25	34,798	34,313	33,473
2/25	33,892	33,713	32,831
3/25	31,779	31,762	30,916
4/25	31,645	31,573	30,709
5/25	33,450	33,589	32,655
6/25	34,956	35,290	34,314
7/25	35,744	36,074	35,070
8/25	36,399	36,833	35,881
9/25	37,762	38,110	37,120
10/25	38,541	38,932	37,915
11/25	38,592	39,027	38,019
12/25	38,233	39,030	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	13.52%	13.82%	14.35%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$246,226
  Total Number of Portfolio Holdings93
  Portfolio Turnover Rate 58.0%
  Total Advisory Fees Paid (amount in thousands)$1,450

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.89%
Communications	17.60%
Financial	14.97%
Consumer, Non-cyclical	11.76%
Consumer, Cyclical	10.71%
Industrial	8.48%
Energy	3.27%
Utilities	2.07%
Basic Materials	1.41%
Money Market Funds	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC21AR1-0

Class 2

Principal Capital Appreciation Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$94	0.88%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, or have barriers to entry in their respective industries. Lam Research Corporation (LRCX) contributed to relative performance as the company beat expectations multiple times in the year which was driven by a continued recovery in NAND memory and sustained demand out of China. The company also raised guidance for their wafer fabrication equipment outlook to $105 billion from $100 billion which helped boost the stock. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy Corporation (CEG) is the largest producer of carbon-free power in the U.S. and sells clean energy to commercial and retail customers as a deregulated utility. CEG aided results as the company announced a 20-year PPA agreement with META for the output of the Clinton Clean Energy Center and announced it was purchasing Calpine, a private gas-generation independent power producer. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed as sales slowed in HOKA brand. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance as shares rallied meaningfully over the past year. Salesforce, Inc. (CRM) detracted from relative performance as the market reacted negatively to CRM’s topline growth falling below 10% and to their intent to purchase Informatica.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $37,289	Russell 1000 Index $39,030	Russell 3000 Index $38,012
12/15	10,000	10,000	10,000
1/16	9,503	9,462	9,436
2/16	9,453	9,459	9,433
3/16	10,063	10,117	10,097
4/16	10,018	10,172	10,159
5/16	10,235	10,351	10,341
6/16	10,248	10,374	10,362
7/16	10,628	10,769	10,774
8/16	10,610	10,783	10,801
9/16	10,582	10,792	10,818
10/16	10,293	10,582	10,584
11/16	10,660	10,999	11,058
12/16	10,885	11,205	11,274
1/17	11,110	11,431	11,486
2/17	11,533	11,873	11,913
3/17	11,661	12,006	12,047
4/17	11,799	12,160	12,171
5/17	11,804	12,244	12,280
6/17	12,052	12,487	12,512
7/17	12,068	12,526	12,536
8/17	12,319	12,793	12,842
9/17	12,593	13,086	13,122
10/17	13,006	13,485	13,521
12/17	13,112	13,636	13,656
1/18	13,785	14,384	14,375
2/18	13,335	13,856	13,846
3/18	13,020	13,541	13,568
4/18	13,010	13,587	13,619
5/18	13,363	13,934	14,004
6/18	13,451	14,024	14,095
7/18	13,943	14,508	14,563
8/18	14,384	15,008	15,074
9/18	14,418	15,065	15,099
10/18	13,460	13,999	13,988
11/18	13,845	14,284	14,268
12/18	12,635	12,983	12,940
1/19	13,603	14,071	14,051
2/19	14,057	14,548	14,545
3/19	14,314	14,801	14,757
4/19	14,996	15,399	15,346
5/19	14,141	14,417	14,353
6/19	15,060	15,430	15,361
7/19	15,465	15,669	15,590
8/19	15,213	15,382	15,272
9/19	15,457	15,649	15,540
10/19	15,782	15,980	15,875
11/19	16,245	16,584	16,478
12/19	16,690	17,063	16,954
1/20	16,685	17,082	16,935
2/20	15,226	15,686	15,549
3/20	13,443	13,613	13,410
4/20	14,968	15,412	15,187
5/20	15,804	16,225	15,999
6/20	16,096	16,584	16,364
7/20	17,280	17,555	17,294
8/20	18,397	18,843	18,546
9/20	17,797	18,155	17,871
10/20	17,370	17,717	17,485
11/20	19,060	19,803	19,613
12/20	19,768	20,640	20,495
1/21	19,469	20,470	20,404
2/21	19,920	21,064	21,042
3/21	20,668	21,861	21,796
4/21	21,744	23,037	22,919
5/21	21,902	23,147	23,024
6/21	22,551	23,727	23,592
7/21	23,170	24,220	23,991
8/21	23,819	24,921	24,675
9/21	22,621	23,776	23,568
10/21	24,352	25,426	25,161
11/21	24,242	25,085	24,778
12/21	25,203	26,101	25,754
1/22	23,728	24,629	24,239
2/22	22,780	23,953	23,628
3/22	23,667	24,762	24,395
4/22	21,581	22,554	22,206
5/22	21,709	22,520	22,176
6/22	21,850	22,556	22,227
7/22	21,103	21,690	21,398
8/22	20,937	21,261	21,005
9/22	22,270	22,412	22,102
12/22	21,014	21,108	20,808
1/23	22,172	22,524	22,241
2/23	21,515	21,988	21,721
3/23	22,235	22,683	22,302
4/23	22,623	22,964	22,539
5/23	22,609	23,071	22,627
6/23	24,056	24,629	24,172
7/23	24,853	25,476	25,039
8/23	24,380	25,031	24,555
9/23	23,327	23,854	23,386
10/23	22,948	23,278	22,766
11/23	24,998	25,452	24,888
12/23	26,236	26,708	26,209
1/24	26,820	27,081	26,499
2/24	28,354	28,543	27,933
3/24	29,364	29,458	28,835
4/24	28,104	28,205	27,566
5/24	29,554	29,533	28,868
6/24	30,465	30,510	29,762
7/24	30,830	30,954	30,315
8/24	31,483	31,688	30,975
9/24	32,115	32,366	31,616
10/24	31,886	32,139	31,384
11/24	33,937	34,209	33,471
12/24	32,935	33,255	32,448
1/25	34,016	34,313	33,473
2/25	33,125	33,713	32,831
3/25	31,049	31,762	30,916
4/25	30,923	31,573	30,709
5/25	32,675	33,589	32,655
6/25	34,135	35,290	34,314
7/25	34,900	36,074	35,070
8/25	35,531	36,833	35,881
9/25	36,860	38,110	37,120
10/25	37,606	38,932	37,915
11/25	37,649	39,027	38,019
12/25	37,289	39,030	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	13.22%	13.53%	14.07%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$246,226
  Total Number of Portfolio Holdings93
  Portfolio Turnover Rate 58.0%
  Total Advisory Fees Paid (amount in thousands)$1,450

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.89%
Communications	17.60%
Financial	14.97%
Consumer, Non-cyclical	11.76%
Consumer, Cyclical	10.71%
Industrial	8.48%
Energy	3.27%
Utilities	2.07%
Basic Materials	1.41%
Money Market Funds	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC21AR2-0

Class 1

Principal LifeTime 2020 Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $19,254	Bloomberg US Aggregate Index $12,199	S&P Target Date 2020 Index $19,323
12/15	10,000	10,000	10,000
1/16	9,676	10,138	9,735
2/16	9,644	10,210	9,729
3/16	10,079	10,303	10,176
4/16	10,174	10,343	10,246
5/16	10,237	10,345	10,312
6/16	10,269	10,531	10,379
7/16	10,538	10,598	10,623
8/16	10,559	10,586	10,638
9/16	10,592	10,580	10,668
10/16	10,442	10,499	10,510
11/16	10,467	10,250	10,574
12/16	10,576	10,265	10,722
1/17	10,776	10,285	10,867
2/17	10,968	10,354	11,058
3/17	11,177	10,428	11,232
4/17	11,327	10,509	11,359
5/17	11,361	10,498	11,399
6/17	11,561	10,543	11,552
7/17	11,628	10,638	11,584
8/17	11,774	10,587	11,720
9/17	11,930	10,593	11,847
10/17	12,059	10,580	11,995
12/17	12,162	10,628	12,095
1/18	12,524	10,506	12,351
2/18	12,128	10,406	12,049
3/18	12,059	10,473	11,983
4/18	12,111	10,395	12,010
5/18	12,171	10,469	12,122
6/18	12,145	10,456	12,114
7/18	12,369	10,459	12,291
8/18	12,464	10,526	12,415
9/18	12,465	10,458	12,396
10/18	11,880	10,376	11,877
11/18	11,972	10,438	12,006
12/18	11,506	10,629	11,592
1/19	12,091	10,742	12,128
2/19	12,301	10,736	12,311
3/19	12,465	10,942	12,455
4/19	12,739	10,945	12,676
5/19	12,428	11,139	12,362
6/19	12,912	11,279	12,814
7/19	12,958	11,304	12,863
8/19	12,967	11,597	12,846
9/19	13,053	11,535	12,963
10/19	13,190	11,570	13,132
11/19	13,376	11,564	13,298
12/19	13,591	11,556	13,507
1/20	13,650	11,778	13,525
2/20	13,219	11,990	13,058
3/20	12,017	11,920	12,082
4/20	12,867	12,132	12,835
5/20	13,288	12,188	13,166
6/20	13,522	12,265	13,368
7/20	13,982	12,448	13,760
8/20	14,353	12,348	14,067
9/20	14,145	12,341	13,868
10/20	13,991	12,286	13,727
11/20	14,933	12,406	14,559
12/20	15,342	12,423	14,890
1/21	15,230	12,334	14,845
2/21	15,445	12,156	14,961
3/21	15,619	12,005	15,107
4/21	16,049	12,099	15,456
5/21	16,192	12,139	15,581
6/21	16,315	12,224	15,696
7/21	16,468	12,361	15,824
8/21	16,632	12,337	16,007
9/21	16,231	12,230	15,659
10/21	16,650	12,227	16,034
11/21	16,397	12,263	15,856
12/21	16,750	12,232	16,195
1/22	16,176	11,968	15,633
2/22	15,867	11,835	15,439
3/22	15,812	11,506	15,431
4/22	14,985	11,069	14,644
5/22	15,062	11,141	14,697
6/22	14,996	11,234	14,627
7/22	14,555	10,917	14,222
8/22	14,007	10,310	13,722
9/22	14,674	10,689	14,382
12/22	14,340	10,641	14,119
1/23	15,031	10,968	14,765
2/23	14,686	10,684	14,464
3/23	14,957	10,956	14,759
4/23	15,105	11,022	14,890
5/23	14,908	10,902	14,724
6/23	15,303	10,863	15,091
7/23	15,550	10,856	15,339
8/23	15,328	10,786	15,119
9/23	14,876	10,512	14,679
10/23	14,592	10,346	14,380
11/23	15,455	10,815	15,241
12/23	16,099	11,229	15,859
1/24	16,112	11,198	15,877
2/24	16,331	11,040	16,072
3/24	16,666	11,142	16,367
4/24	16,228	10,860	15,962
5/24	16,627	11,044	16,385
6/24	16,743	11,149	16,575
7/24	17,091	11,409	16,919
8/24	17,387	11,573	17,197
9/24	17,631	11,728	17,475
10/24	17,295	11,437	17,113
11/24	17,725	11,558	17,466
12/24	17,295	11,369	17,142
1/25	17,644	11,430	17,431
2/25	17,778	11,681	17,566
3/25	17,456	11,685	17,323
4/25	17,483	11,731	17,413
5/25	17,845	11,647	17,773
6/25	18,301	11,826	18,218
7/25	18,382	11,795	18,297
8/25	18,704	11,936	18,633
9/25	18,980	12,067	18,968
10/25	19,081	12,142	19,167
11/25	19,225	12,217	19,253
12/25	19,254	12,199	19,323

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	11.33%	4.65%	6.77%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
S&P Target Date 2020 Index	12.72%	5.35%	6.81%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$139,572
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.61%
Domestic Equity Funds	28.52%
International Equity Funds	13.46%
Specialty Funds	0.41%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC23AR1-0

Class 1

Principal LifeTime 2030 Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $21,736	S&P 1500 Index $38,601	S&P Target Date 2030 Index $22,432
12/15	10,000	10,000	10,000
1/16	9,581	9,495	9,647
2/16	9,520	9,496	9,619
3/16	10,035	10,157	10,152
4/16	10,122	10,205	10,232
5/16	10,201	10,391	10,313
6/16	10,201	10,420	10,356
7/16	10,507	10,814	10,651
8/16	10,531	10,836	10,673
9/16	10,559	10,835	10,707
10/16	10,374	10,621	10,524
11/16	10,448	11,077	10,654
12/16	10,587	11,303	10,834
1/17	10,818	11,507	11,011
2/17	11,049	11,943	11,240
3/17	11,298	12,072	11,446
4/17	11,474	12,212	11,595
5/17	11,520	12,305	11,656
6/17	11,761	12,544	11,858
7/17	11,835	12,555	11,875
8/17	12,025	12,852	12,077
9/17	12,215	13,145	12,253
10/17	12,405	13,556	12,463
12/17	12,519	13,691	12,588
1/18	13,023	14,434	12,989
2/18	12,538	13,894	12,584
3/18	12,434	13,592	12,469
4/18	12,500	13,641	12,526
5/18	12,586	14,003	12,663
6/18	12,538	14,089	12,644
7/18	12,824	14,592	12,896
8/18	12,938	15,074	13,050
9/18	12,951	15,125	13,042
10/18	12,178	14,047	12,312
11/18	12,298	14,341	12,479
12/18	11,635	13,012	11,834
1/19	12,379	14,085	12,549
2/19	12,670	14,551	12,808
3/19	12,841	14,787	12,945
4/19	13,182	15,385	13,258
5/19	12,700	14,381	12,742
6/19	13,333	15,402	13,346
7/19	13,383	15,620	13,401
8/19	13,313	15,334	13,269
9/19	13,449	15,638	13,463
10/19	13,644	15,965	13,699
11/19	13,903	16,536	13,936
12/19	14,196	17,033	14,245
1/20	14,196	16,981	14,181
2/20	13,536	15,564	13,427
3/20	11,967	13,529	12,054
4/20	13,038	15,272	13,029
5/20	13,568	16,020	13,470
6/20	13,849	16,338	13,735
7/20	14,434	17,244	14,234
8/20	14,953	18,435	14,726
9/20	14,668	17,737	14,424
10/20	14,454	17,333	14,234
11/20	15,747	19,292	15,443
12/20	16,309	20,085	15,942
1/21	16,151	19,950	15,899
2/21	16,534	20,574	16,165
3/21	16,826	21,473	16,457
4/21	17,421	22,589	16,961
5/21	17,601	22,748	17,139
6/21	17,747	23,220	17,267
7/21	17,927	23,715	17,395
8/21	18,175	24,415	17,667
9/21	17,617	23,303	17,188
10/21	18,242	24,899	17,731
11/21	17,865	24,684	17,451
12/21	18,395	25,799	17,951
1/22	17,605	24,421	17,223
2/22	17,157	23,771	16,971
3/22	17,181	24,602	17,066
4/22	16,084	22,484	16,050
5/22	16,167	22,542	16,115
6/22	16,084	22,590	15,977
7/22	15,506	21,679	15,491
8/22	14,919	21,321	14,984
9/22	15,795	22,511	15,826
12/22	15,298	21,212	15,444
1/23	16,213	22,598	16,277
2/23	15,769	22,062	15,925
3/23	16,069	22,730	16,244
4/23	16,252	23,031	16,412
5/23	16,004	23,072	16,212
6/23	16,619	24,637	16,763
7/23	16,945	25,455	17,126
8/23	16,645	25,015	16,824
9/23	16,029	23,809	16,264
10/23	15,635	23,242	15,875
11/23	16,790	25,352	16,966
12/23	17,606	26,613	17,729
1/24	17,620	26,969	17,743
2/24	17,987	28,405	18,091
3/24	18,422	29,357	18,485
4/24	17,823	28,114	17,968
5/24	18,354	29,500	18,520
6/24	18,490	30,432	18,749
7/24	18,925	30,947	19,169
8/24	19,305	31,623	19,525
9/24	19,592	32,271	19,869
10/24	19,185	31,968	19,427
11/24	19,775	33,938	19,915
12/24	19,199	32,988	19,484
1/25	19,705	33,927	19,885
2/25	19,789	33,390	19,972
3/25	19,298	31,507	19,582
4/25	19,312	31,240	19,699
5/25	19,887	33,184	20,282
6/25	20,490	34,837	20,880
7/25	20,617	35,598	21,006
8/25	21,024	36,385	21,467
9/25	21,390	37,630	21,929
10/25	21,526	38,428	22,197
11/25	21,706	38,578	22,306
12/25	21,736	38,601	22,432

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	13.21%	5.91%	8.07%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$332,246
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 43.1%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.02%
Domestic Equity Funds	38.91%
International Equity Funds	18.59%
Specialty Funds	0.48%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC24AR1-0

Class 1

Principal LifeTime 2040 Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $24,454	S&P 1500 Index $38,601	S&P Target Date 2040 Index $26,085
12/15	10,000	10,000	10,000
1/16	9,483	9,495	9,583
2/16	9,401	9,496	9,538
3/16	9,963	10,157	10,132
4/16	10,052	10,205	10,219
5/16	10,133	10,391	10,311
6/16	10,096	10,420	10,335
7/16	10,436	10,814	10,670
8/16	10,452	10,836	10,699
9/16	10,491	10,835	10,735
10/16	10,280	10,621	10,533
11/16	10,413	11,077	10,717
12/16	10,545	11,303	10,922
1/17	10,803	11,507	11,126
2/17	11,052	11,943	11,384
3/17	11,333	12,072	11,617
4/17	11,512	12,212	11,783
5/17	11,583	12,305	11,862
6/17	11,848	12,544	12,101
7/17	11,913	12,555	12,106
8/17	12,152	12,852	12,361
9/17	12,383	13,145	12,577
10/17	12,606	13,556	12,837
12/17	12,726	13,691	12,983
1/18	13,323	14,434	13,503
2/18	12,797	13,894	13,015
3/18	12,686	13,592	12,861
4/18	12,749	13,641	12,943
5/18	12,877	14,003	13,100
6/18	12,837	14,089	13,071
7/18	13,148	14,592	13,383
8/18	13,323	15,074	13,557
9/18	13,333	15,125	13,558
10/18	12,400	14,047	12,655
11/18	12,551	14,341	12,851
12/18	11,727	13,012	12,021
1/19	12,610	14,085	12,875
2/19	12,955	14,551	13,194
3/19	13,106	14,787	13,323
4/19	13,510	15,385	13,708
5/19	12,896	14,381	13,027
6/19	13,611	15,402	13,758
7/19	13,687	15,620	13,817
8/19	13,552	15,334	13,581
9/19	13,717	15,638	13,840
10/19	13,961	15,965	14,134
11/19	14,277	16,536	14,432
12/19	14,628	17,033	14,831
1/20	14,547	16,981	14,690
2/20	13,699	15,564	13,683
3/20	11,887	13,529	11,977
4/20	13,086	15,272	13,123
5/20	13,726	16,020	13,652
6/20	14,033	16,338	13,973
7/20	14,718	17,244	14,563
8/20	15,332	18,435	15,229
9/20	15,004	17,737	14,831
10/20	14,778	17,333	14,601
11/20	16,290	19,292	16,152
12/20	16,985	20,085	16,813
1/21	16,825	19,950	16,780
2/21	17,332	20,574	17,200
3/21	17,698	21,473	17,642
4/21	18,412	22,589	18,293
5/21	18,618	22,748	18,526
6/21	18,797	23,220	18,663
7/21	18,994	23,715	18,787
8/21	19,332	24,415	19,175
9/21	18,620	23,303	18,533
10/21	19,415	24,899	19,293
11/21	18,885	24,684	18,882
12/21	19,582	25,799	19,595
1/22	18,600	24,421	18,668
2/22	18,070	23,771	18,356
3/22	18,208	24,602	18,609
4/22	16,872	22,484	17,329
5/22	16,970	22,542	17,402
6/22	16,842	22,590	17,167
7/22	16,184	21,679	16,560
8/22	15,653	21,321	15,995
9/22	16,697	22,511	17,082
12/22	16,038	21,212	16,547
1/23	17,148	22,598	17,625
2/23	16,654	22,062	17,194
3/23	16,939	22,730	17,552
4/23	17,170	23,031	17,768
5/23	16,906	23,072	17,509
6/23	17,775	24,637	18,337
7/23	18,236	25,455	18,875
8/23	17,841	25,015	18,452
9/23	17,106	23,809	17,743
10/23	16,649	23,242	17,240
11/23	18,032	25,352	18,623
12/23	18,969	26,613	19,552
1/24	18,980	26,969	19,578
2/24	19,608	28,405	20,185
3/24	20,191	29,357	20,730
4/24	19,471	28,114	20,079
5/24	20,134	29,500	20,814
6/24	20,283	30,432	21,097
7/24	20,774	30,947	21,593
8/24	21,220	31,623	22,039
9/24	21,549	32,271	22,467
10/24	21,101	31,968	21,945
11/24	21,914	33,938	22,629
12/24	21,160	32,988	22,069
1/25	21,843	33,927	22,635
2/25	21,831	33,390	22,612
3/25	21,113	31,507	21,997
4/25	21,113	31,240	22,148
5/25	21,984	33,184	23,076
6/25	22,797	34,837	23,899
7/25	22,973	35,598	24,109
8/25	23,503	36,385	24,730
9/25	23,963	37,630	25,378
10/25	24,151	38,428	25,752
11/25	24,378	38,578	25,877
12/25	24,454	38,601	26,085

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	15.57%	7.56%	9.35%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$229,305
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 46.7%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	52.63%
International Equity Funds	25.19%
Fixed Income Funds	22.18%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC25AR1-0

Class 1

Principal LifeTime 2050 Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.02%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $26,449	S&P 1500 Index $38,601	S&P Target Date 2050 Index $27,853
12/15	10,000	10,000	10,000
1/16	9,441	9,495	9,538
2/16	9,350	9,496	9,482
3/16	9,939	10,157	10,117
4/16	10,031	10,205	10,206
5/16	10,122	10,391	10,305
6/16	10,061	10,420	10,313
7/16	10,421	10,814	10,675
8/16	10,437	10,836	10,705
9/16	10,477	10,835	10,744
10/16	10,259	10,621	10,531
11/16	10,412	11,077	10,753
12/16	10,558	11,303	10,974
1/17	10,833	11,507	11,196
2/17	11,099	11,943	11,475
3/17	11,390	12,072	11,726
4/17	11,585	12,212	11,903
5/17	11,657	12,305	11,988
6/17	11,948	12,544	12,242
7/17	12,012	12,555	12,244
8/17	12,267	12,852	12,519
9/17	12,515	13,145	12,752
10/17	12,763	13,556	13,033
12/17	12,895	13,691	13,188
1/18	13,555	14,434	13,756
2/18	12,994	13,894	13,234
3/18	12,862	13,592	13,064
4/18	12,944	13,641	13,157
5/18	13,068	14,003	13,323
6/18	13,027	14,089	13,289
7/18	13,374	14,592	13,622
8/18	13,555	15,074	13,802
9/18	13,569	15,125	13,804
10/18	12,547	14,047	12,831
11/18	12,714	14,341	13,041
12/18	11,780	13,012	12,140
1/19	12,741	14,085	13,045
2/19	13,120	14,551	13,386
3/19	13,269	14,787	13,510
4/19	13,710	15,385	13,922
5/19	13,005	14,381	13,178
6/19	13,798	15,402	13,958
7/19	13,869	15,620	14,017
8/19	13,692	15,334	13,740
9/19	13,886	15,638	14,024
10/19	14,144	15,965	14,341
11/19	14,507	16,536	14,661
12/19	14,889	17,033	15,097
1/20	14,765	16,981	14,925
2/20	13,791	15,564	13,820
3/20	11,795	13,529	11,993
4/20	13,094	15,272	13,200
5/20	13,781	16,020	13,760
6/20	14,115	16,338	14,105
7/20	14,841	17,244	14,725
8/20	15,538	18,435	15,460
9/20	15,165	17,737	15,026
10/20	14,917	17,333	14,779
11/20	16,597	19,292	16,463
12/20	17,373	20,085	17,190
1/21	17,204	19,950	17,163
2/21	17,800	20,574	17,645
3/21	18,238	21,473	18,148
4/21	19,024	22,589	18,859
5/21	19,252	22,748	19,116
6/21	19,441	23,220	19,252
7/21	19,640	23,715	19,374
8/21	20,028	24,415	19,808
9/21	19,231	23,303	19,098
10/21	20,143	24,899	19,950
11/21	19,521	24,684	19,485
12/21	20,330	25,799	20,283
1/22	19,231	24,421	19,279
2/22	18,639	23,771	18,947
3/22	18,857	24,602	19,265
4/22	17,364	22,484	17,882
5/22	17,478	22,542	17,955
6/22	17,322	22,590	17,664
7/22	16,606	21,679	17,019
8/22	16,117	21,321	16,458
9/22	17,275	22,511	17,644
12/22	16,507	21,212	17,043
1/23	17,737	22,598	18,223
2/23	17,205	22,062	17,773
3/23	17,500	22,730	18,134
4/23	17,760	23,031	18,369
5/23	17,476	23,072	18,085
6/23	18,529	24,637	19,051
7/23	19,085	25,455	19,683
8/23	18,623	25,015	19,192
9/23	17,799	23,809	18,411
10/23	17,293	23,242	17,847
11/23	18,847	25,352	19,371
12/23	19,871	26,613	20,381
1/24	19,895	26,969	20,408
2/24	20,709	28,405	21,150
3/24	21,400	29,357	21,770
4/24	20,586	28,114	21,058
5/24	21,351	29,500	21,883
6/24	21,511	30,432	22,195
7/24	22,029	30,947	22,730
8/24	22,535	31,623	23,216
9/24	22,892	32,271	23,692
10/24	22,409	31,968	23,135
11/24	23,400	33,938	23,929
12/24	22,511	32,988	23,296
1/25	23,362	33,927	23,946
2/25	23,260	33,390	23,857
3/25	22,333	31,507	23,120
4/25	22,333	31,240	23,276
5/25	23,476	33,184	24,381
6/25	24,441	34,837	25,324
7/25	24,682	35,598	25,587
8/25	25,304	36,385	26,298
9/25	25,860	37,630	27,043
10/25	26,079	38,428	27,472
11/25	26,340	38,578	27,606
12/25	26,449	38,601	27,853

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	17.50%	8.77%	10.22%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$100,536
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 57.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.88%
International Equity Funds	30.83%
Fixed Income Funds	5.29%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC26AR1-0

Class 1

Principal LifeTime 2060 Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.04%

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $26,785	S&P 1500 Index $38,601	S&P Target Date 2060 Index $28,344
12/15	10,000	10,000	10,000
1/16	9,421	9,495	9,516
2/16	9,328	9,496	9,454
3/16	9,940	10,157	10,108
4/16	10,026	10,205	10,201
5/16	10,111	10,391	10,300
6/16	10,043	10,420	10,299
7/16	10,409	10,814	10,674
8/16	10,428	10,836	10,708
9/16	10,472	10,835	10,749
10/16	10,242	10,621	10,532
11/16	10,410	11,077	10,779
12/16	10,552	11,303	11,007
1/17	10,837	11,507	11,241
2/17	11,112	11,943	11,529
3/17	11,414	12,072	11,790
4/17	11,609	12,212	11,973
5/17	11,689	12,305	12,057
6/17	11,974	12,544	12,316
7/17	12,042	12,555	12,320
8/17	12,312	12,852	12,602
9/17	12,565	13,145	12,843
10/17	12,817	13,556	13,133
12/17	12,952	13,691	13,291
1/18	13,636	14,434	13,885
2/18	13,060	13,894	13,353
3/18	12,925	13,592	13,170
4/18	13,006	13,641	13,265
5/18	13,132	14,003	13,435
6/18	13,087	14,089	13,404
7/18	13,438	14,592	13,745
8/18	13,627	15,074	13,933
9/18	13,643	15,125	13,937
10/18	12,575	14,047	12,946
11/18	12,746	14,341	13,160
12/18	11,754	13,012	12,234
1/19	12,756	14,085	13,156
2/19	13,147	14,551	13,504
3/19	13,290	14,787	13,631
4/19	13,748	15,385	14,053
5/19	13,004	14,381	13,290
6/19	13,815	15,402	14,090
7/19	13,891	15,620	14,151
8/19	13,691	15,334	13,863
9/19	13,886	15,638	14,154
10/19	14,172	15,965	14,480
11/19	14,548	16,536	14,811
12/19	14,956	17,033	15,260
1/20	14,803	16,981	15,083
2/20	13,764	15,564	13,943
3/20	11,686	13,529	12,077
4/20	13,000	15,272	13,314
5/20	13,713	16,020	13,887
6/20	14,049	16,338	14,242
7/20	14,783	17,244	14,873
8/20	15,516	18,435	15,626
9/20	15,130	17,737	15,184
10/20	14,877	17,333	14,930
11/20	16,621	19,292	16,650
12/20	17,435	20,085	17,394
1/21	17,256	19,950	17,368
2/21	17,900	20,574	17,859
3/21	18,366	21,473	18,370
4/21	19,190	22,589	19,094
5/21	19,434	22,748	19,361
6/21	19,624	23,220	19,495
7/21	19,825	23,715	19,613
8/21	20,237	24,415	20,055
9/21	19,397	23,303	19,334
10/21	20,359	24,899	20,198
11/21	19,747	24,684	19,719
12/21	20,567	25,799	20,534
1/22	19,463	24,421	19,511
2/22	18,861	23,771	19,178
3/22	19,091	24,602	19,502
4/22	17,582	22,484	18,097
5/22	17,702	22,542	18,172
6/22	17,538	22,590	17,868
7/22	16,806	21,679	17,214
8/22	16,310	21,321	16,651
9/22	17,493	22,511	17,859
12/22	16,704	21,212	17,247
1/23	17,948	22,598	18,446
2/23	17,419	22,062	17,992
3/23	17,714	22,730	18,360
4/23	17,973	23,031	18,601
5/23	17,677	23,072	18,316
6/23	18,749	24,637	19,301
7/23	19,303	25,455	19,947
8/23	18,835	25,015	19,444
9/23	18,002	23,809	18,651
10/23	17,502	23,242	18,074
11/23	19,066	25,352	19,622
12/23	20,092	26,613	20,651
1/24	20,117	26,969	20,674
2/24	20,938	28,405	21,431
3/24	21,643	29,357	22,065
4/24	20,810	28,114	21,340
5/24	21,592	29,500	22,178
6/24	21,746	30,432	22,495
7/24	22,271	30,947	23,049
8/24	22,784	31,623	23,544
9/24	23,143	32,271	24,041
10/24	22,655	31,968	23,467
11/24	23,669	33,938	24,294
12/24	22,761	32,988	23,632
1/25	23,630	33,927	24,312
2/25	23,511	33,390	24,197
3/25	22,576	31,507	23,423
4/25	22,576	31,240	23,581
5/25	23,735	33,184	24,745
6/25	24,736	34,837	25,725
7/25	24,973	35,598	26,005
8/25	25,619	36,385	26,735
9/25	26,181	37,630	27,512
10/25	26,406	38,428	27,957
11/25	26,673	38,578	28,088
12/25	26,785	38,601	28,344

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	17.68%	8.97%	10.35%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$40,419
  Total Number of Portfolio Holdings15
  Portfolio Turnover Rate 60.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.47%
International Equity Funds	31.49%
Fixed Income Funds	3.05%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC41AR1-0

Class 1

Principal LifeTime Strategic Income Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.03%

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $16,265	Bloomberg US Aggregate Index $12,199	S&P Target Date Retirement Income Index $16,789
12/15	10,000	10,000	10,000
1/16	9,919	10,138	9,910
2/16	9,937	10,210	9,947
3/16	10,188	10,303	10,218
4/16	10,269	10,343	10,271
5/16	10,287	10,345	10,301
6/16	10,386	10,531	10,408
7/16	10,547	10,598	10,554
8/16	10,560	10,586	10,557
9/16	10,588	10,580	10,581
10/16	10,514	10,499	10,475
11/16	10,413	10,250	10,418
12/16	10,477	10,265	10,501
1/17	10,597	10,285	10,585
2/17	10,725	10,354	10,707
3/17	10,845	10,428	10,821
4/17	10,955	10,509	10,906
5/17	10,955	10,498	10,924
6/17	11,075	10,543	11,032
7/17	11,141	10,638	11,078
8/17	11,188	10,587	11,149
9/17	11,273	10,593	11,232
10/17	11,320	10,580	11,320
12/17	11,395	10,628	11,397
1/18	11,527	10,506	11,534
2/18	11,292	10,406	11,333
3/18	11,282	10,473	11,307
4/18	11,292	10,395	11,308
5/18	11,329	10,469	11,389
6/18	11,310	10,456	11,385
7/18	11,433	10,459	11,496
8/18	11,480	10,526	11,587
9/18	11,474	10,458	11,562
10/18	11,170	10,376	11,224
11/18	11,219	10,438	11,317
12/18	11,053	10,629	11,108
1/19	11,395	10,742	11,471
2/19	11,493	10,736	11,584
3/19	11,659	10,942	11,727
4/19	11,816	10,945	11,867
5/19	11,738	11,139	11,725
6/19	12,011	11,279	12,057
7/19	12,051	11,304	12,100
8/19	12,148	11,597	12,156
9/19	12,169	11,535	12,216
10/19	12,242	11,570	12,335
11/19	12,315	11,564	12,449
12/19	12,430	11,556	12,589
1/20	12,565	11,778	12,659
2/20	12,450	11,990	12,400
3/20	11,700	11,920	11,747
4/20	12,263	12,132	12,313
5/20	12,523	12,188	12,553
6/20	12,690	12,265	12,708
7/20	13,024	12,448	13,009
8/20	13,180	12,348	13,172
9/20	13,069	12,341	13,055
10/20	12,984	12,286	12,957
11/20	13,496	12,406	13,490
12/20	13,710	12,423	13,698
1/21	13,635	12,334	13,657
2/21	13,667	12,156	13,664
3/21	13,699	12,005	13,702
4/21	13,945	12,099	13,933
5/21	14,030	12,139	14,020
6/21	14,126	12,224	14,122
7/21	14,244	12,361	14,240
8/21	14,308	12,337	14,335
9/21	14,104	12,230	14,118
10/21	14,286	12,227	14,316
11/21	14,093	12,263	14,227
12/21	14,331	12,232	14,398
1/22	13,911	11,968	14,013
2/22	13,684	11,835	13,863
3/22	13,605	11,506	13,747
4/22	12,980	11,069	13,185
5/22	13,037	11,141	13,231
6/22	12,991	11,234	13,192
7/22	12,639	10,917	12,886
8/22	12,172	10,310	12,446
9/22	12,689	10,689	12,947
12/22	12,455	10,641	12,789
1/23	12,985	10,968	13,266
2/23	12,701	10,684	13,029
3/23	12,935	10,956	13,282
4/23	13,058	11,022	13,385
5/23	12,898	10,902	13,257
6/23	13,169	10,863	13,493
7/23	13,341	10,856	13,661
8/23	13,181	10,786	13,497
9/23	12,836	10,512	13,141
10/23	12,610	10,346	12,907
11/23	13,298	10,815	13,605
12/23	13,799	11,229	14,113
1/24	13,824	11,198	14,129
2/24	13,949	11,040	14,218
3/24	14,199	11,142	14,440
4/24	13,861	10,860	14,114
5/24	14,174	11,044	14,445
6/24	14,274	11,149	14,603
7/24	14,562	11,409	14,888
8/24	14,800	11,573	15,123
9/24	14,996	11,728	15,357
10/24	14,725	11,437	15,042
11/24	15,047	11,558	15,289
12/24	14,725	11,369	15,036
1/25	14,983	11,430	15,253
2/25	15,111	11,681	15,422
3/25	14,893	11,685	15,278
4/25	14,918	11,731	15,363
5/25	15,176	11,647	15,587
6/25	15,536	11,826	15,934
7/25	15,588	11,795	15,987
8/25	15,845	11,936	16,250
9/25	16,047	12,067	16,512
10/25	16,142	12,142	16,672
11/25	16,251	12,217	16,743
12/25	16,265	12,199	16,789

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	10.45%	3.48%	4.98%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$54,550
  Total Number of Portfolio Holdings18
  Portfolio Turnover Rate 38.6%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.38%
Domestic Equity Funds	24.69%
International Equity Funds	11.51%
Specialty Funds	0.42%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC27AR1-0

Class 1

Real Estate Securities Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$78	0.78%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund’s investments underperformed the FTSE NAREIT All Equity REITs Index during the year. Stock selection within the industrial sector was a top detractor, due to an underweight of a large stock that reported some green shoots of a recovery and an overweight to a cold storage company which underperformed on signs of weak demand. An overweight to the single family rental sector detracted with companies coming under pressure as the prospect of rate cuts could improve affordability of purchasing as opposed to renting. Net lease selection was also detractive. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a data center exposed stock also contributed, as it lagged on broader concerns over artificial intelligence capital expenditure sustainability.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $17,811	Russell 3000 Index $38,012	FTSE NAREIT All Equity REIT Index $17,522
12/15	10,000	10,000	10,000
1/16	9,599	9,436	9,648
2/16	9,559	9,433	9,607
3/16	10,536	10,097	10,584
4/16	10,239	10,159	10,392
5/16	10,450	10,341	10,632
6/16	11,135	10,362	11,368
7/16	11,559	10,774	11,810
8/16	11,161	10,801	11,400
9/16	10,977	10,818	11,231
10/16	10,371	10,584	10,657
11/16	10,122	11,058	10,399
12/16	10,585	11,274	10,863
1/17	10,525	11,486	10,881
2/17	10,957	11,913	11,318
3/17	10,768	12,047	11,188
4/17	10,803	12,171	11,174
5/17	11,002	12,280	11,393
6/17	11,116	12,512	11,537
7/17	11,260	12,536	11,611
8/17	11,148	12,842	11,519
9/17	11,210	13,122	11,534
10/17	11,524	13,521	11,840
12/17	11,558	13,656	11,805
1/18	11,238	14,375	11,457
2/18	10,537	13,846	10,624
3/18	10,958	13,568	11,019
4/18	11,042	13,619	11,076
5/18	11,266	14,004	11,475
6/18	11,703	14,095	11,955
7/18	11,759	14,563	12,028
8/18	12,062	15,074	12,362
9/18	11,852	15,099	12,059
10/18	11,486	13,988	11,740
11/18	12,013	14,268	12,298
12/18	11,070	12,940	11,328
1/19	12,347	14,051	12,639
2/19	12,558	14,545	12,708
3/19	13,011	14,757	13,273
4/19	13,085	15,346	13,242
5/19	13,234	14,353	13,328
6/19	13,407	15,361	13,511
7/19	13,606	15,590	13,719
8/19	14,164	15,272	14,287
9/19	14,457	15,540	14,555
10/19	14,802	15,875	14,713
11/19	14,700	16,478	14,486
12/19	14,531	16,954	14,575
1/20	14,829	16,935	14,759
2/20	13,659	15,549	13,722
3/20	11,192	13,410	11,158
4/20	12,091	15,187	12,143
5/20	12,267	15,999	12,351
6/20	12,524	16,364	12,636
7/20	13,254	17,294	13,119
8/20	13,274	18,546	13,136
9/20	12,859	17,871	12,787
10/20	12,507	17,485	12,358
11/20	13,645	19,613	13,497
12/20	14,034	20,495	13,828
1/21	13,968	20,404	13,818
2/21	14,299	21,042	14,194
3/21	15,040	21,796	14,979
4/21	16,215	22,919	16,195
5/21	16,392	23,024	16,328
6/21	16,884	23,592	16,780
7/21	17,824	23,991	17,513
8/21	18,132	24,675	17,878
9/21	17,145	23,568	16,819
10/21	18,384	25,161	18,009
11/21	18,122	24,778	17,827
12/21	19,710	25,754	19,539
1/22	18,304	24,239	17,989
2/22	17,574	23,628	17,289
3/22	18,678	24,395	18,511
4/22	17,939	22,206	17,834
5/22	16,907	22,176	16,999
6/22	17,153	22,227	17,142
7/22	16,176	21,398	16,134
8/22	14,701	21,005	14,558
9/22	15,472	22,102	15,431
12/22	14,701	20,808	14,664
1/23	16,260	22,241	16,141
2/23	15,533	21,721	15,184
3/23	15,160	22,302	14,920
4/23	15,360	22,539	14,964
5/23	14,736	22,627	14,332
6/23	15,446	24,172	15,100
7/23	15,819	25,039	15,402
8/23	15,334	24,555	14,889
9/23	14,418	23,386	13,841
10/23	13,912	22,766	13,410
11/23	15,328	24,888	15,000
12/23	16,661	26,209	16,330
1/24	15,880	26,499	15,536
2/24	16,119	27,933	15,835
3/24	16,358	28,835	16,116
4/24	15,126	27,566	14,841
5/24	16,063	28,868	15,626
6/24	16,394	29,762	15,972
7/24	17,498	30,315	17,118
8/24	18,454	30,975	18,081
9/24	18,918	31,616	18,654
10/24	18,318	31,384	17,980
11/24	18,918	33,471	18,623
12/24	17,592	32,448	17,133
1/25	17,747	33,473	17,309
2/25	18,589	32,831	18,030
3/25	18,221	30,916	17,605
4/25	18,057	30,709	17,256
5/25	18,086	32,655	17,455
6/25	18,066	34,314	17,441
7/25	17,776	35,070	17,252
8/25	18,250	35,881	17,829
9/25	18,239	37,120	17,907
10/25	17,913	37,915	17,512
11/25	18,320	38,019	17,905
12/25	17,811	38,012	17,522

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	1.24%	4.88%	5.94%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$248,115
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate 20.8%
  Total Advisory Fees Paid (amount in thousands)$1,944

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.96%
Consumer, Cyclical	2.05%
Money Market Funds	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC28AR1-0

Class 2

Real Estate Securities Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$103	1.03%

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund’s investments underperformed the FTSE NAREIT All Equity REITs Index during the year. Stock selection within the industrial sector was a top detractor, due to an underweight of a large stock that reported some green shoots of a recovery and an overweight to a cold storage company which underperformed on signs of weak demand. An overweight to the single family rental sector detracted with companies coming under pressure as the prospect of rate cuts could improve affordability of purchasing as opposed to renting. Net lease selection was also detractive. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a data center exposed stock also contributed, as it lagged on broader concerns over artificial intelligence capital expenditure sustainability.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $17,359	Russell 3000 Index $38,012	FTSE NAREIT All Equity REIT Index $17,522
12/15	10,000	10,000	10,000
1/16	9,592	9,436	9,648
2/16	9,551	9,433	9,607
3/16	10,525	10,097	10,584
4/16	10,229	10,159	10,392
5/16	10,435	10,341	10,632
6/16	11,117	10,362	11,368
7/16	11,539	10,774	11,810
8/16	11,141	10,801	11,400
9/16	10,953	10,818	11,231
10/16	10,345	10,584	10,657
11/16	10,093	11,058	10,399
12/16	10,553	11,274	10,863
1/17	10,494	11,486	10,881
2/17	10,923	11,913	11,318
3/17	10,731	12,047	11,188
4/17	10,760	12,171	11,174
5/17	10,953	12,280	11,393
6/17	11,067	12,512	11,537
7/17	11,208	12,536	11,611
8/17	11,096	12,842	11,519
9/17	11,158	13,122	11,534
10/17	11,463	13,521	11,840
12/17	11,496	13,656	11,805
1/18	11,174	14,375	11,457
2/18	10,474	13,846	10,624
3/18	10,891	13,568	11,019
4/18	10,974	13,619	11,076
5/18	11,196	14,004	11,475
6/18	11,624	14,095	11,955
7/18	11,674	14,563	12,028
8/18	11,974	15,074	12,362
9/18	11,760	15,099	12,059
10/18	11,399	13,988	11,740
11/18	11,920	14,268	12,298
12/18	10,982	12,940	11,328
1/19	12,244	14,051	12,639
2/19	12,453	14,545	12,708
3/19	12,900	14,757	13,273
4/19	12,968	15,346	13,242
5/19	13,115	14,353	13,328
6/19	13,286	15,361	13,511
7/19	13,482	15,590	13,719
8/19	14,028	15,272	14,287
9/19	14,320	15,540	14,555
10/19	14,653	15,875	14,713
11/19	14,553	16,478	14,486
12/19	14,380	16,954	14,575
1/20	14,673	16,935	14,759
2/20	13,513	15,549	13,722
3/20	11,072	13,410	11,158
4/20	11,952	15,187	12,143
5/20	12,125	15,999	12,351
6/20	12,379	16,364	12,636
7/20	13,099	17,294	13,119
8/20	13,112	18,546	13,136
9/20	12,706	17,871	12,787
10/20	12,351	17,485	12,358
11/20	13,472	19,613	13,497
12/20	13,855	20,495	13,828
1/21	13,783	20,404	13,818
2/21	14,108	21,042	14,194
3/21	14,832	21,796	14,979
4/21	15,989	22,919	16,195
5/21	16,162	23,024	16,328
6/21	16,639	23,592	16,780
7/21	17,565	23,991	17,513
8/21	17,869	24,675	17,878
9/21	16,890	23,568	16,819
10/21	18,116	25,161	18,009
11/21	17,850	24,778	17,827
12/21	19,403	25,754	19,539
1/22	18,022	24,239	17,989
2/22	17,296	23,628	17,289
3/22	18,373	24,395	18,511
4/22	17,655	22,206	17,834
5/22	16,633	22,176	16,999
6/22	16,859	22,227	17,142
7/22	15,899	21,398	16,134
8/22	14,449	21,005	14,558
9/22	15,196	22,102	15,431
12/22	14,440	20,808	14,664
1/23	15,969	22,241	16,141
2/23	15,256	21,721	15,184
3/23	14,882	22,302	14,920
4/23	15,077	22,539	14,964
5/23	14,457	22,627	14,332
6/23	15,154	24,172	15,100
7/23	15,519	25,039	15,402
8/23	15,035	24,555	14,889
9/23	14,134	23,386	13,841
10/23	13,630	22,766	13,410
11/23	15,024	24,888	15,000
12/23	16,319	26,209	16,330
1/24	15,554	26,499	15,536
2/24	15,788	27,933	15,835
3/24	16,013	28,835	16,116
4/24	14,808	27,566	14,841
5/24	15,725	28,868	15,626
6/24	16,040	29,762	15,972
7/24	17,119	30,315	17,118
8/24	18,054	30,975	18,081
9/24	18,504	31,616	18,654
10/24	17,909	31,384	17,980
11/24	18,495	33,471	18,623
12/24	17,201	32,448	17,133
1/25	17,343	33,473	17,309
2/25	18,164	32,831	18,030
3/25	17,805	30,916	17,605
4/25	17,636	30,709	17,256
5/25	17,664	32,655	17,455
6/25	17,636	34,314	17,441
7/25	17,352	35,070	17,252
8/25	17,805	35,881	17,829
9/25	17,797	37,120	17,907
10/25	17,479	37,915	17,512
11/25	17,866	38,019	17,905
12/25	17,359	38,012	17,522

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	0.92%	4.61%	5.67%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$248,115
  Total Number of Portfolio Holdings38
  Portfolio Turnover Rate 20.8%
  Total Advisory Fees Paid (amount in thousands)$1,944

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.96%
Consumer, Cyclical	2.05%
Money Market Funds	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC28AR2-0

Class 1

SAM Balanced Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.23%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% of its assets in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $22,168	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,673	9,436
2/16	9,646	9,433
3/16	10,102	10,097
4/16	10,177	10,159
5/16	10,265	10,341
6/16	10,300	10,362
7/16	10,592	10,774
8/16	10,623	10,801
9/16	10,660	10,818
10/16	10,490	10,584
11/16	10,549	11,058
12/16	10,682	11,274
1/17	10,897	11,486
2/17	11,111	11,913
3/17	11,282	12,047
4/17	11,415	12,171
5/17	11,452	12,280
6/17	11,666	12,512
7/17	11,711	12,536
8/17	11,889	12,842
9/17	12,036	13,122
10/17	12,183	13,521
12/17	12,307	13,656
1/18	12,671	14,375
2/18	12,284	13,846
3/18	12,199	13,568
4/18	12,253	13,619
5/18	12,346	14,004
6/18	12,338	14,095
7/18	12,578	14,563
8/18	12,702	15,074
9/18	12,695	15,099
10/18	12,082	13,988
11/18	12,216	14,268
12/18	11,686	12,940
1/19	12,325	14,051
2/19	12,536	14,545
3/19	12,720	14,757
4/19	13,023	15,346
5/19	12,636	14,353
6/19	13,166	15,361
7/19	13,242	15,590
8/19	13,191	15,272
9/19	13,353	15,540
10/19	13,532	15,875
11/19	13,747	16,478
12/19	14,024	16,954
1/20	14,024	16,935
2/20	13,335	15,549
3/20	11,876	13,410
4/20	12,807	15,187
5/20	13,219	15,999
6/20	13,443	16,364
7/20	13,997	17,294
8/20	14,454	18,546
9/20	14,188	17,871
10/20	14,027	17,485
11/20	15,114	19,613
12/20	15,606	20,495
1/21	15,511	20,404
2/21	15,823	21,042
3/21	16,154	21,796
4/21	16,750	22,919
5/21	16,910	23,024
6/21	17,128	23,592
7/21	17,269	23,991
8/21	17,506	24,675
9/21	16,937	23,568
10/21	17,554	25,161
11/21	17,231	24,778
12/21	17,750	25,754
1/22	17,054	24,239
2/22	16,604	23,628
3/22	16,741	24,395
4/22	15,663	22,206
5/22	15,780	22,176
6/22	15,653	22,227
7/22	15,133	21,398
8/22	14,532	21,005
9/22	15,387	22,102
12/22	14,884	20,808
1/23	15,727	22,241
2/23	15,282	21,721
3/23	15,551	22,302
4/23	15,750	22,539
5/23	15,598	22,627
6/23	16,195	24,172
7/23	16,546	25,039
8/23	16,301	24,555
9/23	15,710	23,386
10/23	15,384	22,766
11/23	16,525	24,888
12/23	17,265	26,209
1/24	17,378	26,499
2/24	17,842	27,933
3/24	18,268	28,835
4/24	17,691	27,566
5/24	18,268	28,868
6/24	18,519	29,762
7/24	18,907	30,315
8/24	19,296	30,975
9/24	19,611	31,616
10/24	19,278	31,384
11/24	20,033	33,471
12/24	19,444	32,448
1/25	19,982	33,473
2/25	19,982	32,831
3/25	19,432	30,916
4/25	19,406	30,709
5/25	20,033	32,655
6/25	20,673	34,314
7/25	20,839	35,070
8/25	21,261	35,881
9/25	21,758	37,120
10/25	21,928	37,915
11/25	22,083	38,019
12/25	22,168	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	14.00%	7.27%	8.29%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$561,417
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate 48.2%
  Total Advisory Fees Paid (amount in thousands)$1,302

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	41.63%
Fixed Income Funds	31.10%
International Equity Funds	22.83%
Money Market Funds	1.98%
Specialty Funds	1.43%
Alternative Funds	1.03%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC29AR1-0

Class 2

SAM Balanced Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.48%

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% of its assets in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $21,616	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,670	9,436
2/16	9,643	9,433
3/16	10,103	10,097
4/16	10,172	10,159
5/16	10,254	10,341
6/16	10,289	10,362
7/16	10,577	10,774
8/16	10,610	10,801
9/16	10,640	10,818
10/16	10,475	10,584
11/16	10,528	11,058
12/16	10,662	11,274
1/17	10,871	11,486
2/17	11,087	11,913
3/17	11,251	12,047
4/17	11,378	12,171
5/17	11,407	12,280
6/17	11,624	12,512
7/17	11,671	12,536
8/17	11,835	12,842
9/17	11,983	13,122
10/17	12,131	13,521
12/17	12,248	13,656
1/18	12,606	14,375
2/18	12,217	13,846
3/18	12,139	13,568
4/18	12,186	13,619
5/18	12,279	14,004
6/18	12,271	14,095
7/18	12,505	14,563
8/18	12,614	15,074
9/18	12,610	15,099
10/18	12,002	13,988
11/18	12,137	14,268
12/18	11,605	12,940
1/19	12,230	14,051
2/19	12,441	14,545
3/19	12,618	14,757
4/19	12,922	15,346
5/19	12,525	14,353
6/19	13,057	15,361
7/19	13,125	15,590
8/19	13,074	15,272
9/19	13,231	15,540
10/19	13,411	15,875
11/19	13,617	16,478
12/19	13,895	16,954
1/20	13,886	16,935
2/20	13,204	15,549
3/20	11,759	13,410
4/20	12,675	15,187
5/20	13,079	15,999
6/20	13,294	16,364
7/20	13,842	17,294
8/20	14,290	18,546
9/20	14,017	17,871
10/20	13,865	17,485
11/20	14,926	19,613
12/20	15,418	20,495
1/21	15,314	20,404
2/21	15,626	21,042
3/21	15,948	21,796
4/21	16,525	22,919
5/21	16,686	23,024
6/21	16,894	23,592
7/21	17,036	23,991
8/21	17,263	24,675
9/21	16,698	23,568
10/21	17,296	25,161
11/21	16,982	24,778
12/21	17,482	25,754
1/22	16,806	24,239
2/22	16,355	23,628
3/22	16,483	24,395
4/22	15,424	22,206
5/22	15,532	22,176
6/22	15,405	22,227
7/22	14,885	21,398
8/22	14,283	21,005
9/22	15,126	22,102
12/22	14,634	20,808
1/23	15,454	22,241
2/23	15,009	21,721
3/23	15,266	22,302
4/23	15,465	22,539
5/23	15,313	22,627
6/23	15,898	24,172
7/23	16,238	25,039
8/23	15,992	24,555
9/23	15,422	23,386
10/23	15,084	22,766
11/23	16,199	24,888
12/23	16,925	26,209
1/24	17,037	26,499
2/24	17,488	27,933
3/24	17,901	28,835
4/24	17,325	27,566
5/24	17,889	28,868
6/24	18,139	29,762
7/24	18,514	30,315
8/24	18,890	30,975
9/24	19,186	31,616
10/24	18,867	31,384
11/24	19,594	33,471
12/24	19,020	32,448
1/25	19,530	33,473
2/25	19,543	32,831
3/25	18,995	30,916
4/25	18,957	30,709
5/25	19,569	32,655
6/25	20,193	34,314
7/25	20,359	35,070
8/25	20,754	35,881
9/25	21,236	37,120
10/25	21,391	37,915
11/25	21,545	38,019
12/25	21,616	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	13.65%	6.99%	8.01%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$561,417
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate 48.2%
  Total Advisory Fees Paid (amount in thousands)$1,302

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	41.63%
Fixed Income Funds	31.10%
International Equity Funds	22.83%
Money Market Funds	1.98%
Specialty Funds	1.43%
Alternative Funds	1.03%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC29AR2-0

Class 1

SAM Conservative Balanced Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return, consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% of its assets in fixed-income funds, 20-60% in equity funds, and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $18,587	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,792	10,138
2/16	9,783	10,210
3/16	10,148	10,303
4/16	10,226	10,343
5/16	10,286	10,345
6/16	10,356	10,531
7/16	10,590	10,598
8/16	10,628	10,586
9/16	10,656	10,580
10/16	10,526	10,499
11/16	10,526	10,250
12/16	10,637	10,265
1/17	10,804	10,285
2/17	10,979	10,354
3/17	11,109	10,428
4/17	11,211	10,509
5/17	11,238	10,498
6/17	11,405	10,543
7/17	11,452	10,638
8/17	11,567	10,587
9/17	11,673	10,593
10/17	11,769	10,580
12/17	11,856	10,628
1/18	12,077	10,506
2/18	11,798	10,406
3/18	11,760	10,473
4/18	11,789	10,395
5/18	11,856	10,469
6/18	11,846	10,456
7/18	12,010	10,459
8/18	12,106	10,526
9/18	12,094	10,458
10/18	11,670	10,376
11/18	11,752	10,438
12/18	11,442	10,629
1/19	11,908	10,742
2/19	12,053	10,736
3/19	12,229	10,942
4/19	12,436	10,945
5/19	12,218	11,139
6/19	12,602	11,279
7/19	12,674	11,304
8/19	12,695	11,597
9/19	12,792	11,535
10/19	12,922	11,570
11/19	13,063	11,564
12/19	13,259	11,556
1/20	13,314	11,778
2/20	12,900	11,990
3/20	11,736	11,920
4/20	12,454	12,132
5/20	12,770	12,188
6/20	12,955	12,265
7/20	13,390	12,448
8/20	13,694	12,348
9/20	13,511	12,341
10/20	13,408	12,286
11/20	14,180	12,406
12/20	14,532	12,423
1/21	14,453	12,334
2/21	14,623	12,156
3/21	14,828	12,005
4/21	15,259	12,099
5/21	15,384	12,139
6/21	15,554	12,224
7/21	15,679	12,361
8/21	15,838	12,337
9/21	15,440	12,230
10/21	15,826	12,227
11/21	15,604	12,263
12/21	15,943	12,232
1/22	15,428	11,968
2/22	15,077	11,835
3/22	15,100	11,506
4/22	14,292	11,069
5/22	14,362	11,141
6/22	14,292	11,234
7/22	13,882	10,917
8/22	13,279	10,310
9/22	13,946	10,689
12/22	13,639	10,641
1/23	14,292	10,968
2/23	13,919	10,684
3/23	14,133	10,956
4/23	14,292	11,022
5/23	14,146	10,902
6/23	14,479	10,863
7/23	14,692	10,856
8/23	14,519	10,786
9/23	14,070	10,512
10/23	13,794	10,346
11/23	14,664	10,815
12/23	15,272	11,229
1/24	15,342	11,198
2/24	15,549	11,040
3/24	15,839	11,142
4/24	15,397	10,860
5/24	15,812	11,044
6/24	15,991	11,149
7/24	16,337	11,409
8/24	16,641	11,573
9/24	16,883	11,728
10/24	16,585	11,437
11/24	17,053	11,558
12/24	16,642	11,369
1/25	16,982	11,430
2/25	17,095	11,681
3/25	16,798	11,685
4/25	16,798	11,731
5/25	17,124	11,647
6/25	17,563	11,826
7/25	17,648	11,795
8/25	17,960	11,936
9/25	18,303	12,067
10/25	18,422	12,142
11/25	18,542	12,217
12/25	18,587	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	11.69%	5.04%	6.39%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$161,481
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate 40.4%
  Total Advisory Fees Paid (amount in thousands)$363

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.75%
Domestic Equity Funds	26.67%
International Equity Funds	14.42%
Money Market Funds	4.95%
Specialty Funds	1.15%
Alternative Funds	1.01%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC30AR1-0

Class 2

SAM Conservative Balanced Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return, consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% of its assets in fixed-income funds, 20-60% in equity funds, and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $18,109	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,790	10,138
2/16	9,772	10,210
3/16	10,131	10,303
4/16	10,210	10,343
5/16	10,272	10,345
6/16	10,342	10,531
7/16	10,570	10,598
8/16	10,598	10,586
9/16	10,626	10,580
10/16	10,496	10,499
11/16	10,496	10,250
12/16	10,608	10,265
1/17	10,766	10,285
2/17	10,943	10,354
3/17	11,064	10,428
4/17	11,167	10,509
5/17	11,186	10,498
6/17	11,353	10,543
7/17	11,393	10,638
8/17	11,509	10,587
9/17	11,616	10,593
10/17	11,703	10,580
12/17	11,790	10,628
1/18	12,012	10,506
2/18	11,732	10,406
3/18	11,683	10,473
4/18	11,712	10,395
5/18	11,780	10,469
6/18	11,770	10,456
7/18	11,925	10,459
8/18	12,012	10,526
9/18	12,002	10,458
10/18	11,586	10,376
11/18	11,659	10,438
12/18	11,347	10,629
1/19	11,805	10,742
2/19	11,950	10,736
3/19	12,127	10,942
4/19	12,325	10,945
5/19	12,117	11,139
6/19	12,491	11,279
7/19	12,554	11,304
8/19	12,574	11,597
9/19	12,655	11,535
10/19	12,797	11,570
11/19	12,928	11,564
12/19	13,125	11,556
1/20	13,168	11,778
2/20	12,754	11,990
3/20	11,597	11,920
4/20	12,317	12,132
5/20	12,623	12,188
6/20	12,797	12,265
7/20	13,234	12,448
8/20	13,528	12,348
9/20	13,338	12,341
10/20	13,235	12,286
11/20	13,997	12,406
12/20	14,338	12,423
1/21	14,259	12,334
2/21	14,429	12,156
3/21	14,634	12,005
4/21	15,055	12,099
5/21	15,168	12,139
6/21	15,327	12,224
7/21	15,453	12,361
8/21	15,600	12,337
9/21	15,217	12,230
10/21	15,592	12,227
11/21	15,357	12,263
12/21	15,697	12,232
1/22	15,182	11,968
2/22	14,830	11,835
3/22	14,854	11,506
4/22	14,057	11,069
5/22	14,127	11,141
6/22	14,045	11,234
7/22	13,647	10,917
8/22	13,045	10,310
9/22	13,698	10,689
12/22	13,391	10,641
1/23	14,031	10,968
2/23	13,658	10,684
3/23	13,871	10,956
4/23	14,017	11,022
5/23	13,871	10,902
6/23	14,204	10,863
7/23	14,404	10,856
8/23	14,231	10,786
9/23	13,786	10,512
10/23	13,524	10,346
11/23	14,365	10,815
12/23	14,971	11,229
1/24	15,027	11,198
2/24	15,220	11,040
3/24	15,509	11,142
4/24	15,082	10,860
5/24	15,468	11,044
6/24	15,647	11,149
7/24	15,978	11,409
8/24	16,267	11,573
9/24	16,512	11,728
10/24	16,202	11,437
11/24	16,668	11,558
12/24	16,273	11,369
1/25	16,597	11,430
2/25	16,710	11,681
3/25	16,400	11,685
4/25	16,400	11,731
5/25	16,710	11,647
6/25	17,148	11,826
7/25	17,218	11,795
8/25	17,529	11,936
9/25	17,856	12,067
10/25	17,960	12,142
11/25	18,079	12,217
12/25	18,109	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	11.28%	4.78%	6.12%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$161,481
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate 40.4%
  Total Advisory Fees Paid (amount in thousands)$363

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.75%
Domestic Equity Funds	26.67%
International Equity Funds	14.42%
Money Market Funds	4.95%
Specialty Funds	1.15%
Alternative Funds	1.01%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC30AR2-0

Class 1

SAM Conservative Growth Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$26	0.24%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% of its assets in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $25,802	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,541	9,436
2/16	9,495	9,433
3/16	10,041	10,097
4/16	10,105	10,159
5/16	10,226	10,341
6/16	10,226	10,362
7/16	10,563	10,774
8/16	10,600	10,801
9/16	10,644	10,818
10/16	10,420	10,584
11/16	10,563	11,058
12/16	10,700	11,274
1/17	10,967	11,486
2/17	11,240	11,913
3/17	11,464	12,047
4/17	11,613	12,171
5/17	11,675	12,280
6/17	11,949	12,512
7/17	12,022	12,536
8/17	12,267	12,842
9/17	12,474	13,122
10/17	12,680	13,521
12/17	12,816	13,656
1/18	13,351	14,375
2/18	12,854	13,846
3/18	12,732	13,568
4/18	12,796	13,619
5/18	12,919	14,004
6/18	12,887	14,095
7/18	13,216	14,563
8/18	13,358	15,074
9/18	13,362	15,099
10/18	12,546	13,988
11/18	12,735	14,268
12/18	11,967	12,940
1/19	12,783	14,051
2/19	13,062	14,545
3/19	13,258	14,757
4/19	13,655	15,346
5/19	13,083	14,353
6/19	13,774	15,361
7/19	13,864	15,590
8/19	13,739	15,272
9/19	13,953	15,540
10/19	14,199	15,875
11/19	14,474	16,478
12/19	14,847	16,954
1/20	14,802	16,935
2/20	13,849	15,549
3/20	12,025	13,410
4/20	13,164	15,187
5/20	13,678	15,999
6/20	13,953	16,364
7/20	14,638	17,294
8/20	15,264	18,546
9/20	14,896	17,871
10/20	14,695	17,485
11/20	16,114	19,613
12/20	16,769	20,495
1/21	16,646	20,404
2/21	17,116	21,042
3/21	17,594	21,796
4/21	18,365	22,919
5/21	18,581	23,024
6/21	18,859	23,592
7/21	19,013	23,991
8/21	19,360	24,675
9/21	18,584	23,568
10/21	19,451	25,161
11/21	19,029	24,778
12/21	19,745	25,754
1/22	18,815	24,239
2/22	18,242	23,628
3/22	18,520	24,395
4/22	17,128	22,206
5/22	17,271	22,176
6/22	17,128	22,227
7/22	16,484	21,398
8/22	15,865	21,005
9/22	16,950	22,102
12/22	16,233	20,808
1/23	17,263	22,241
2/23	16,739	21,721
3/23	17,061	22,302
4/23	17,318	22,539
5/23	17,153	22,627
6/23	18,036	24,172
7/23	18,532	25,039
8/23	18,192	24,555
9/23	17,451	23,386
10/23	17,046	22,766
11/23	18,478	24,888
12/23	19,377	26,209
1/24	19,525	26,499
2/24	20,227	27,933
3/24	20,799	28,835
4/24	20,069	27,566
5/24	20,809	28,868
6/24	21,125	29,762
7/24	21,580	30,315
8/24	22,064	30,975
9/24	22,449	31,616
10/24	22,078	31,384
11/24	23,120	33,471
12/24	22,328	32,448
1/25	23,070	33,473
2/25	22,950	32,831
3/25	22,138	30,916
4/25	22,078	30,709
5/25	23,000	32,655
6/25	23,852	34,314
7/25	24,082	35,070
8/25	24,633	35,881
9/25	25,278	37,120
10/25	25,496	37,915
11/25	25,682	38,019
12/25	25,802	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	15.56%	9.00%	9.94%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$427,156
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate 47.2%
  Total Advisory Fees Paid (amount in thousands)$941

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.20%
International Equity Funds	29.46%
Fixed Income Funds	14.16%
Specialty Funds	1.53%
Money Market Funds	0.93%
Alternative Funds	0.75%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC31AR1-0

Class 2

SAM Conservative Growth Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$53	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% of its assets in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $25,176	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,542	9,436
2/16	9,489	9,433
3/16	10,041	10,097
4/16	10,100	10,159
5/16	10,217	10,341
6/16	10,217	10,362
7/16	10,552	10,774
8/16	10,582	10,801
9/16	10,626	10,818
10/16	10,400	10,584
11/16	10,538	11,058
12/16	10,676	11,274
1/17	10,933	11,486
2/17	11,209	11,913
3/17	11,429	12,047
4/17	11,573	12,171
5/17	11,630	12,280
6/17	11,900	12,512
7/17	11,973	12,536
8/17	12,220	12,842
9/17	12,415	13,122
10/17	12,623	13,521
12/17	12,754	13,656
1/18	13,287	14,375
2/18	12,786	13,846
3/18	12,663	13,568
4/18	12,728	13,619
5/18	12,845	14,004
6/18	12,812	14,095
7/18	13,131	14,563
8/18	13,274	15,074
9/18	13,267	15,099
10/18	12,460	13,988
11/18	12,642	14,268
12/18	11,884	12,940
1/19	12,684	14,051
2/19	12,958	14,545
3/19	13,155	14,757
4/19	13,541	15,346
5/19	12,972	14,353
6/19	13,654	15,361
7/19	13,738	15,590
8/19	13,612	15,272
9/19	13,822	15,540
10/19	14,062	15,875
11/19	14,331	16,478
12/19	14,698	16,954
1/20	14,653	16,935
2/20	13,702	15,549
3/20	11,898	13,410
4/20	13,029	15,187
5/20	13,530	15,999
6/20	13,800	16,364
7/20	14,474	17,294
8/20	15,088	18,546
9/20	14,728	17,871
10/20	14,519	17,485
11/20	15,920	19,613
12/20	16,563	20,495
1/21	16,439	20,404
2/21	16,895	21,042
3/21	17,367	21,796
4/21	18,126	22,919
5/21	18,335	23,024
6/21	18,598	23,592
7/21	18,753	23,991
8/21	19,086	24,675
9/21	18,319	23,568
10/21	19,173	25,161
11/21	18,750	24,778
12/21	19,452	25,754
1/22	18,535	24,239
2/22	17,960	23,628
3/22	18,231	24,395
4/22	16,860	22,206
5/22	17,003	22,176
6/22	16,852	22,227
7/22	16,214	21,398
8/22	15,605	21,005
9/22	16,656	22,102
12/22	15,955	20,808
1/23	16,969	22,241
2/23	16,444	21,721
3/23	16,757	22,302
4/23	17,006	22,539
5/23	16,840	22,627
6/23	17,707	24,172
7/23	18,186	25,039
8/23	17,854	24,555
9/23	17,116	23,386
10/23	16,720	22,766
11/23	18,115	24,888
12/23	18,995	26,209
1/24	19,133	26,499
2/24	19,825	27,933
3/24	20,379	28,835
4/24	19,657	27,566
5/24	20,379	28,868
6/24	20,685	29,762
7/24	21,130	30,315
8/24	21,595	30,975
9/24	21,963	31,616
10/24	21,602	31,384
11/24	22,614	33,471
12/24	21,833	32,448
1/25	22,554	33,473
2/25	22,434	32,831
3/25	21,633	30,916
4/25	21,562	30,709
5/25	22,474	32,655
6/25	23,295	34,314
7/25	23,515	35,070
8/25	24,046	35,881
9/25	24,673	37,120
10/25	24,881	37,915
11/25	25,056	38,019
12/25	25,176	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	15.31%	8.74%	9.67%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$427,156
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate 47.2%
  Total Advisory Fees Paid (amount in thousands)$941

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.20%
International Equity Funds	29.46%
Fixed Income Funds	14.16%
Specialty Funds	1.53%
Money Market Funds	0.93%
Alternative Funds	0.75%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC31AR2-0

Class 1

SAM Flexible Income Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% of its assets in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, security selection in emerging market debt positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mega cap equities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $16,469	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,886	10,138
2/16	9,902	10,210
3/16	10,212	10,303
4/16	10,318	10,343
5/16	10,367	10,345
6/16	10,489	10,531
7/16	10,668	10,598
8/16	10,713	10,586
9/16	10,730	10,580
10/16	10,653	10,499
11/16	10,593	10,250
12/16	10,704	10,265
1/17	10,825	10,285
2/17	10,971	10,354
3/17	11,057	10,428
4/17	11,152	10,509
5/17	11,152	10,498
6/17	11,272	10,543
7/17	11,318	10,638
8/17	11,390	10,587
9/17	11,452	10,593
10/17	11,524	10,580
12/17	11,605	10,628
1/18	11,685	10,506
2/18	11,497	10,406
3/18	11,479	10,473
4/18	11,488	10,395
5/18	11,551	10,469
6/18	11,569	10,456
7/18	11,676	10,459
8/18	11,757	10,526
9/18	11,741	10,458
10/18	11,482	10,376
11/18	11,549	10,438
12/18	11,376	10,629
1/19	11,741	10,742
2/19	11,846	10,736
3/19	12,009	10,942
4/19	12,153	10,945
5/19	12,067	11,139
6/19	12,345	11,279
7/19	12,422	11,304
8/19	12,508	11,597
9/19	12,576	11,535
10/19	12,658	11,570
11/19	12,760	11,564
12/19	12,883	11,556
1/20	12,965	11,778
2/20	12,699	11,990
3/20	11,767	11,920
4/20	12,320	12,132
5/20	12,555	12,188
6/20	12,689	12,265
7/20	13,037	12,448
8/20	13,211	12,348
9/20	13,086	12,341
10/20	13,022	12,286
11/20	13,572	12,406
12/20	13,820	12,423
1/21	13,744	12,334
2/21	13,798	12,156
3/21	13,928	12,005
4/21	14,241	12,099
5/21	14,338	12,139
6/21	14,467	12,224
7/21	14,607	12,361
8/21	14,705	12,337
9/21	14,446	12,230
10/21	14,704	12,227
11/21	14,536	12,263
12/21	14,772	12,232
1/22	14,379	11,968
2/22	14,121	11,835
3/22	14,054	11,506
4/22	13,414	11,069
5/22	13,493	11,141
6/22	13,448	11,234
7/22	13,089	10,917
8/22	12,495	10,310
9/22	13,012	10,689
12/22	12,835	10,641
1/23	13,353	10,968
2/23	13,025	10,684
3/23	13,239	10,956
4/23	13,353	11,022
5/23	13,227	10,902
6/23	13,391	10,863
7/23	13,517	10,856
8/23	13,391	10,786
9/23	13,032	10,512
10/23	12,797	10,346
11/23	13,502	10,815
12/23	14,038	11,229
1/24	14,077	11,198
2/24	14,142	11,040
3/24	14,364	11,142
4/24	13,998	10,860
5/24	14,312	11,044
6/24	14,469	11,149
7/24	14,769	11,409
8/24	15,030	11,573
9/24	15,246	11,728
10/24	14,963	11,437
11/24	15,286	11,558
12/24	14,977	11,369
1/25	15,206	11,430
2/25	15,381	11,681
3/25	15,192	11,685
4/25	15,206	11,731
5/25	15,367	11,647
6/25	15,704	11,826
7/25	15,744	11,795
8/25	16,000	11,936
9/25	16,260	12,067
10/25	16,343	12,142
11/25	16,455	12,217
12/25	16,469	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	9.96%	3.57%	5.12%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$115,850
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate 27.7%
  Total Advisory Fees Paid (amount in thousands)$273

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.90%
Domestic Equity Funds	17.98%
International Equity Funds	7.39%
Money Market Funds	6.75%
Alternative Funds	1.15%
Specialty Funds	0.74%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC32AR1-0

Class 2

SAM Flexible Income Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.50%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% of its assets in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, security selection in emerging market debt positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mega cap equities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $16,060	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,885	10,138
2/16	9,893	10,210
3/16	10,205	10,303
4/16	10,312	10,343
5/16	10,362	10,345
6/16	10,477	10,531
7/16	10,649	10,598
8/16	10,699	10,586
9/16	10,716	10,580
10/16	10,630	10,499
11/16	10,569	10,250
12/16	10,673	10,265
1/17	10,794	10,285
2/17	10,933	10,354
3/17	11,019	10,428
4/17	11,106	10,509
5/17	11,114	10,498
6/17	11,227	10,543
7/17	11,271	10,638
8/17	11,334	10,587
9/17	11,397	10,593
10/17	11,469	10,580
12/17	11,541	10,628
1/18	11,631	10,506
2/18	11,433	10,406
3/18	11,415	10,473
4/18	11,424	10,395
5/18	11,478	10,469
6/18	11,505	10,456
7/18	11,595	10,459
8/18	11,685	10,526
9/18	11,663	10,458
10/18	11,393	10,376
11/18	11,461	10,438
12/18	11,288	10,629
1/19	11,653	10,742
2/19	11,759	10,736
3/19	11,913	10,942
4/19	12,057	10,945
5/19	11,970	11,139
6/19	12,240	11,279
7/19	12,307	11,304
8/19	12,393	11,597
9/19	12,454	11,535
10/19	12,547	11,570
11/19	12,629	11,564
12/19	12,752	11,556
1/20	12,834	11,778
2/20	12,567	11,990
3/20	11,634	11,920
4/20	12,188	12,132
5/20	12,413	12,188
6/20	12,547	12,265
7/20	12,895	12,448
8/20	13,059	12,348
9/20	12,937	12,341
10/20	12,861	12,286
11/20	13,411	12,406
12/20	13,648	12,423
1/21	13,573	12,334
2/21	13,626	12,156
3/21	13,745	12,005
4/21	14,047	12,099
5/21	14,144	12,139
6/21	14,273	12,224
7/21	14,413	12,361
8/21	14,500	12,337
9/21	14,249	12,230
10/21	14,495	12,227
11/21	14,316	12,263
12/21	14,551	12,232
1/22	14,170	11,968
2/22	13,902	11,835
3/22	13,834	11,506
4/22	13,208	11,069
5/22	13,275	11,141
6/22	13,230	11,234
7/22	12,872	10,917
8/22	12,291	10,310
9/22	12,794	10,689
12/22	12,606	10,641
1/23	13,109	10,968
2/23	12,794	10,684
3/23	12,996	10,956
4/23	13,109	11,022
5/23	12,983	10,902
6/23	13,147	10,863
7/23	13,272	10,856
8/23	13,147	10,786
9/23	12,779	10,512
10/23	12,546	10,346
11/23	13,234	10,815
12/23	13,766	11,229
1/24	13,792	11,198
2/24	13,857	11,040
3/24	14,078	11,142
4/24	13,714	10,860
5/24	14,026	11,044
6/24	14,156	11,149
7/24	14,455	11,409
8/24	14,714	11,573
9/24	14,919	11,728
10/24	14,638	11,437
11/24	14,945	11,558
12/24	14,651	11,369
1/25	14,865	11,430
2/25	15,039	11,681
3/25	14,852	11,685
4/25	14,852	11,731
5/25	15,012	11,647
6/25	15,333	11,826
7/25	15,373	11,795
8/25	15,626	11,936
9/25	15,867	12,067
10/25	15,949	12,142
11/25	16,046	12,217
12/25	16,060	12,199

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	9.61%	3.31%	4.85%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$115,850
  Total Number of Portfolio Holdings33
  Portfolio Turnover Rate 27.7%
  Total Advisory Fees Paid (amount in thousands)$273

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.90%
Domestic Equity Funds	17.98%
International Equity Funds	7.39%
Money Market Funds	6.75%
Alternative Funds	1.15%
Specialty Funds	0.74%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC32AR2-0

Class 1

SAM Strategic Growth Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$26	0.24%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $28,293	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,465	9,436
2/16	9,380	9,433
3/16	10,000	10,097
4/16	10,043	10,159
5/16	10,160	10,341
6/16	10,150	10,362
7/16	10,513	10,774
8/16	10,546	10,801
9/16	10,598	10,818
10/16	10,329	10,584
11/16	10,466	11,058
12/16	10,615	11,274
1/17	10,901	11,486
2/17	11,199	11,913
3/17	11,457	12,047
4/17	11,623	12,171
5/17	11,703	12,280
6/17	12,007	12,512
7/17	12,102	12,536
8/17	12,377	12,842
9/17	12,592	13,122
10/17	12,825	13,521
12/17	12,974	13,656
1/18	13,583	14,375
2/18	13,028	13,846
3/18	12,896	13,568
4/18	12,956	13,619
5/18	13,075	14,004
6/18	13,010	14,095
7/18	13,362	14,563
8/18	13,500	15,074
9/18	13,492	15,099
10/18	12,523	13,988
11/18	12,756	14,268
12/18	11,858	12,940
1/19	12,782	14,051
2/19	13,111	14,545
3/19	13,311	14,757
4/19	13,776	15,346
5/19	13,098	14,353
6/19	13,873	15,361
7/19	13,970	15,590
8/19	13,770	15,272
9/19	14,020	15,540
10/19	14,331	15,875
11/19	14,656	16,478
12/19	15,113	16,954
1/20	15,023	16,935
2/20	13,888	15,549
3/20	11,772	13,410
4/20	13,072	15,187
5/20	13,681	15,999
6/20	14,041	16,364
7/20	14,857	17,294
8/20	15,624	18,546
9/20	15,182	17,871
10/20	14,944	17,485
11/20	16,639	19,613
12/20	17,440	20,495
1/21	17,289	20,404
2/21	17,888	21,042
3/21	18,429	21,796
4/21	19,331	22,919
5/21	19,569	23,024
6/21	19,894	23,592
7/21	20,081	23,991
8/21	20,492	24,675
9/21	19,624	23,568
10/21	20,636	25,161
11/21	20,115	24,778
12/21	20,904	25,754
1/22	19,765	24,239
2/22	19,111	23,628
3/22	19,468	24,395
4/22	17,868	22,206
5/22	18,017	22,176
6/22	17,890	22,227
7/22	17,176	21,398
8/22	16,574	21,005
9/22	17,820	22,102
12/22	16,978	20,808
1/23	18,163	22,241
2/23	17,596	21,721
3/23	17,966	22,302
4/23	18,267	22,539
5/23	18,069	22,627
6/23	19,169	24,172
7/23	19,787	25,039
8/23	19,375	24,555
9/23	18,528	23,386
10/23	18,058	22,766
11/23	19,695	24,888
12/23	20,689	26,209
1/24	20,861	26,499
2/24	21,766	27,933
3/24	22,444	28,835
4/24	21,621	27,566
5/24	22,489	28,868
6/24	22,842	29,762
7/24	23,330	30,315
8/24	23,872	30,975
9/24	24,302	31,616
10/24	23,900	31,384
11/24	25,143	33,471
12/24	24,211	32,448
1/25	25,125	33,473
2/25	24,915	32,831
3/25	23,919	30,916
4/25	23,818	30,709
5/25	25,006	32,655
6/25	26,039	34,314
7/25	26,313	35,070
8/25	26,962	35,881
9/25	27,694	37,120
10/25	27,924	37,915
11/25	28,133	38,019
12/25	28,293	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	16.86%	10.16%	10.96%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$491,780
  Total Number of Portfolio Holdings22
  Portfolio Turnover Rate 49.8%
  Total Advisory Fees Paid (amount in thousands)$1,061

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.77%
International Equity Funds	33.90%
Specialty Funds	1.69%
Fixed Income Funds	0.99%
Money Market Funds	0.92%
Alternative Funds	0.76%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC33AR1-0

Class 2

SAM Strategic Growth Portfolio

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$53	0.49%

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $27,600	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,465	9,436
2/16	9,378	9,433
3/16	9,995	10,097
4/16	10,038	10,159
5/16	10,157	10,341
6/16	10,141	10,362
7/16	10,497	10,774
8/16	10,533	10,801
9/16	10,585	10,818
10/16	10,313	10,584
11/16	10,446	11,058
12/16	10,590	11,274
1/17	10,879	11,486
2/17	11,168	11,913
3/17	11,422	12,047
4/17	11,584	12,171
5/17	11,659	12,280
6/17	11,966	12,512
7/17	12,054	12,536
8/17	12,325	12,842
9/17	12,535	13,122
10/17	12,764	13,521
12/17	12,915	13,656
1/18	13,516	14,375
2/18	12,963	13,846
3/18	12,830	13,568
4/18	12,885	13,619
5/18	12,999	14,004
6/18	12,933	14,095
7/18	13,276	14,563
8/18	13,414	15,074
9/18	13,401	15,099
10/18	12,439	13,988
11/18	12,666	14,268
12/18	11,770	12,940
1/19	12,692	14,051
2/19	13,011	14,545
3/19	13,206	14,757
4/19	13,667	15,346
5/19	12,991	14,353
6/19	13,758	15,361
7/19	13,849	15,590
8/19	13,648	15,272
9/19	13,893	15,540
10/19	14,192	15,875
11/19	14,518	16,478
12/19	14,963	16,954
1/20	14,873	16,935
2/20	13,747	15,549
3/20	11,648	13,410
4/20	12,934	15,187
5/20	13,531	15,999
6/20	13,886	16,364
7/20	14,692	17,294
8/20	15,443	18,546
9/20	15,005	17,871
10/20	14,766	17,485
11/20	16,439	19,613
12/20	17,228	20,495
1/21	17,068	20,404
2/21	17,662	21,042
3/21	18,190	21,796
4/21	19,081	22,919
5/21	19,305	23,024
6/21	19,623	23,592
7/21	19,804	23,991
8/21	20,203	24,675
9/21	19,348	23,568
10/21	20,340	25,161
11/21	19,825	24,778
12/21	20,593	25,754
1/22	19,467	24,239
2/22	18,826	23,628
3/22	19,169	24,395
4/22	17,588	22,206
5/22	17,738	22,176
6/22	17,603	22,227
7/22	16,895	21,398
8/22	16,289	21,005
9/22	17,520	22,102
12/22	16,685	20,808
1/23	17,847	22,241
2/23	17,288	21,721
3/23	17,640	22,302
4/23	17,933	22,539
5/23	17,744	22,627
6/23	18,819	24,172
7/23	19,413	25,039
8/23	19,009	24,555
9/23	18,169	23,386
10/23	17,708	22,766
11/23	19,309	24,888
12/23	20,285	26,209
1/24	20,448	26,499
2/24	21,326	27,933
3/24	21,986	28,835
4/24	21,172	27,566
5/24	22,022	28,868
6/24	22,366	29,762
7/24	22,836	30,315
8/24	23,369	30,975
9/24	23,778	31,616
10/24	23,377	31,384
11/24	24,591	33,471
12/24	23,669	32,448
1/25	24,563	33,473
2/25	24,353	32,831
3/25	23,368	30,916
4/25	23,277	30,709
5/25	24,426	32,655
6/25	25,430	34,314
7/25	25,695	35,070
8/25	26,324	35,881
9/25	27,032	37,120
10/25	27,241	37,915
11/25	27,450	38,019
12/25	27,600	38,012

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	16.61%	9.88%	10.69%
Russell 3000 Index	17.15%	13.15%	14.29%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$491,780
  Total Number of Portfolio Holdings22
  Portfolio Turnover Rate 49.8%
  Total Advisory Fees Paid (amount in thousands)$1,061

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.77%
International Equity Funds	33.90%
Specialty Funds	1.69%
Fixed Income Funds	0.99%
Money Market Funds	0.92%
Alternative Funds	0.76%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC33AR2-0

Class 1

Short-Term Income Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.42%

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings or Baa3 or higher by Moody’s Investors Service, Inc. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), foreign securities, and derivatives. During the 12-month period ending December 31, 2025, the Fund's investments outperformed the Bloomberg Credit 1-3 Year Index ("Index"). Top contributors to performance included duration and yield curve positioning, an out-of-Index allocation to commercial mortgage-backed securities, an underweight position in foreign government securities, and security selection in banking. Primary detractors to performance included out-of-Index allocations to other ABS, auto ABS, and U.S. Treasury securities, as well as an underweight position to banking.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $12,829	Bloomberg US Aggregate Index $12,199	Bloomberg Credit 1-3 Year Index $12,972
12/15	10,000	10,000	10,000
1/16	10,039	10,138	10,033
2/16	10,039	10,210	10,038
3/16	10,118	10,303	10,114
4/16	10,157	10,343	10,149
5/16	10,157	10,345	10,148
6/16	10,197	10,531	10,213
7/16	10,236	10,598	10,229
8/16	10,254	10,586	10,229
9/16	10,254	10,580	10,239
10/16	10,254	10,499	10,241
11/16	10,214	10,250	10,198
12/16	10,214	10,265	10,211
1/17	10,254	10,285	10,240
2/17	10,294	10,354	10,269
3/17	10,334	10,428	10,304
4/17	10,375	10,509	10,328
5/17	10,375	10,498	10,333
6/17	10,415	10,543	10,370
7/17	10,457	10,638	10,391
8/17	10,416	10,587	10,388
9/17	10,457	10,593	10,394
10/17	10,416	10,580	10,371
12/17	10,457	10,628	10,380
1/18	10,416	10,506	10,361
2/18	10,416	10,406	10,341
3/18	10,416	10,473	10,348
4/18	10,416	10,395	10,352
5/18	10,457	10,469	10,391
6/18	10,457	10,456	10,392
7/18	10,457	10,459	10,412
8/18	10,498	10,526	10,453
9/18	10,480	10,458	10,456
10/18	10,480	10,376	10,460
11/18	10,522	10,438	10,474
12/18	10,564	10,629	10,550
1/19	10,648	10,742	10,620
2/19	10,648	10,736	10,650
3/19	10,731	10,942	10,727
4/19	10,773	10,945	10,758
5/19	10,857	11,139	10,822
6/19	10,899	11,279	10,892
7/19	10,899	11,304	10,898
8/19	10,983	11,597	10,985
9/19	10,974	11,535	10,993
10/19	11,017	11,570	11,036
11/19	11,017	11,564	11,044
12/19	11,060	11,556	11,079
1/20	11,146	11,778	11,141
2/20	11,232	11,990	11,214
3/20	10,974	11,920	11,002
4/20	11,189	12,132	11,198
5/20	11,275	12,188	11,299
6/20	11,318	12,265	11,363
7/20	11,362	12,448	11,408
8/20	11,405	12,348	11,426
9/20	11,388	12,341	11,423
10/20	11,388	12,286	11,439
11/20	11,432	12,406	11,467
12/20	11,432	12,423	11,487
1/21	11,432	12,334	11,492
2/21	11,388	12,156	11,495
3/21	11,388	12,005	11,485
4/21	11,432	12,099	11,503
5/21	11,432	12,139	11,524
6/21	11,432	12,224	11,511
7/21	11,432	12,361	11,530
8/21	11,432	12,337	11,533
9/21	11,440	12,230	11,528
10/21	11,395	12,227	11,489
11/21	11,350	12,263	11,469
12/21	11,350	12,232	11,467
1/22	11,305	11,968	11,381
2/22	11,216	11,835	11,324
3/22	11,081	11,506	11,186
4/22	10,991	11,069	11,108
5/22	11,036	11,141	11,183
6/22	11,036	11,234	11,170
7/22	10,947	10,917	11,087
8/22	10,777	10,310	10,918
9/22	10,913	10,689	11,053
12/22	10,959	10,641	11,078
1/23	11,095	10,968	11,185
2/23	11,050	10,684	11,108
3/23	11,141	10,956	11,225
4/23	11,186	11,022	11,282
5/23	11,186	10,902	11,257
6/23	11,186	10,863	11,237
7/23	11,232	10,856	11,302
8/23	11,277	10,786	11,333
9/23	11,249	10,512	11,322
10/23	11,249	10,346	11,350
11/23	11,434	10,815	11,514
12/23	11,573	11,229	11,663
1/24	11,666	11,198	11,715
2/24	11,619	11,040	11,688
3/24	11,712	11,142	11,747
4/24	11,666	10,860	11,719
5/24	11,758	11,044	11,811
6/24	11,804	11,149	11,870
7/24	11,990	11,409	12,018
8/24	12,082	11,573	12,132
9/24	12,162	11,728	12,241
10/24	12,114	11,437	12,181
11/24	12,162	11,558	12,236
12/24	12,162	11,369	12,258
1/25	12,258	11,430	12,320
2/25	12,354	11,681	12,406
3/25	12,354	11,685	12,459
4/25	12,450	11,731	12,536
5/25	12,450	11,647	12,551
6/25	12,545	11,826	12,642
7/25	12,545	11,795	12,653
8/25	12,689	11,936	12,765
9/25	12,728	12,067	12,817
10/25	12,728	12,142	12,860
11/25	12,829	12,217	12,922
12/25	12,829	12,199	12,972

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	5.48%	2.33%	2.52%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg Credit 1-3 Year Index	5.82%	2.46%	2.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$133,192
  Total Number of Portfolio Holdings386
  Portfolio Turnover Rate 49.3%
  Total Advisory Fees Paid (amount in thousands)$516

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	80.14%
U.S. Government & Government Agency Obligations	15.51%
Investment Companies	4.53%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.00%
Asset Backed Securities	20.52%
Government	15.49%
Mortgage Securities	11.76%
Utilities	5.87%
Energy	4.79%
Money Market Funds	4.53%
Consumer, Non-cyclical	4.44%
Technology	3.75%
Industrial	3.19%
Communications	2.93%
Consumer, Cyclical	0.63%
Basic Materials	0.28%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC34AR1-0

Class 1

SmallCap Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$90	0.84%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments outperformed the Index over the year. Health care and financial sectors were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotechnology holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Materials and software sectors were key detractors from relative performance. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks which performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offering, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well.

How did the Fund perform over the last 10 years?

	Class 1 Shares at net asset value $24,931	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/15	10,000	10,000	10,000
1/16	9,092	9,436	9,121
2/16	9,070	9,433	9,120
3/16	9,727	10,097	9,848
4/16	9,756	10,159	10,003
5/16	10,059	10,341	10,228
6/16	10,155	10,362	10,222
7/16	10,635	10,774	10,832
8/16	10,766	10,801	11,023
9/16	10,851	10,818	11,146
10/16	10,411	10,584	10,616
11/16	11,461	11,058	11,800
12/16	11,739	11,274	12,131
1/17	11,754	11,486	12,179
2/17	12,024	11,913	12,414
3/17	12,155	12,047	12,566
4/17	11,785	12,171	12,311
5/17	12,032	12,280	12,736
6/17	12,140	12,512	12,831
7/17	11,986	12,536	12,668
8/17	12,614	12,842	13,458
9/17	12,885	13,122	13,573
10/17	13,241	13,521	13,964
12/17	13,249	13,656	13,908
1/18	13,675	14,375	14,271
2/18	13,210	13,846	13,718
3/18	13,373	13,568	13,896
4/18	13,621	13,619	14,016
5/18	14,419	14,004	14,867
6/18	14,636	14,095	14,973
7/18	14,745	14,563	15,234
8/18	15,473	15,074	15,891
9/18	14,870	15,099	15,509
10/18	13,152	13,988	13,824
11/18	13,540	14,268	14,044
12/18	11,806	12,940	12,376
1/19	13,284	14,051	13,768
2/19	13,871	14,545	14,484
3/19	13,672	14,757	14,181
4/19	14,341	15,346	14,662
5/19	13,160	14,353	13,522
6/19	14,118	15,361	14,478
7/19	14,234	15,590	14,561
8/19	13,639	15,272	13,842
9/19	13,972	15,540	14,130
10/19	14,129	15,875	14,502
11/19	14,698	16,478	15,099
12/19	15,041	16,954	15,535
1/20	14,845	16,935	15,037
2/20	13,520	15,549	13,771
3/20	10,449	13,410	10,779
4/20	12,000	15,187	12,259
5/20	13,050	15,999	13,057
6/20	13,442	16,364	13,519
7/20	13,874	17,294	13,893
8/20	14,776	18,546	14,676
9/20	14,600	17,871	14,185
10/20	14,706	17,485	14,483
11/20	17,070	19,613	17,152
12/20	18,380	20,495	18,636
1/21	18,849	20,404	19,573
2/21	20,244	21,042	20,793
3/21	20,840	21,796	21,002
4/21	21,575	22,919	21,443
5/21	21,586	23,024	21,487
6/21	22,054	23,592	21,904
7/21	21,479	23,991	21,113
8/21	22,161	24,675	21,585
9/21	21,561	23,568	20,949
10/21	22,839	25,161	21,840
11/21	21,616	24,778	20,930
12/21	22,079	25,754	21,397
1/22	19,976	24,239	19,337
2/22	20,251	23,628	19,544
3/22	20,350	24,395	19,787
4/22	18,412	22,206	17,826
5/22	18,456	22,176	17,853
6/22	18,588	22,227	18,095
7/22	18,291	21,398	17,725
8/22	18,411	21,005	17,790
9/22	18,760	22,102	18,206
12/22	17,524	20,808	17,024
1/23	19,284	22,241	18,684
2/23	19,204	21,721	18,368
3/23	18,532	22,302	17,491
4/23	18,182	22,539	17,176
5/23	17,833	22,627	17,017
6/23	19,392	24,172	18,401
7/23	20,373	25,039	19,526
8/23	19,486	24,555	18,549
9/23	18,183	23,386	17,457
10/23	16,794	22,766	16,267
11/23	18,425	24,888	17,739
12/23	20,245	26,209	19,906
1/24	19,800	26,499	19,132
2/24	20,865	27,933	20,214
3/24	21,795	28,835	20,938
4/24	20,258	27,566	19,464
5/24	20,986	28,868	20,440
6/24	20,595	29,762	20,251
7/24	22,011	30,315	22,309
8/24	21,795	30,975	21,976
9/24	21,827	31,616	22,129
10/24	21,523	31,384	21,810
11/24	23,359	33,471	24,202
12/24	21,661	32,448	22,203
1/25	22,641	33,473	22,785
2/25	21,495	32,831	21,567
3/25	19,811	30,916	20,099
4/25	19,604	30,709	19,634
5/25	20,529	32,655	20,683
6/25	21,771	34,314	21,807
7/25	22,268	35,070	22,185
8/25	23,828	35,881	23,770
9/25	23,985	37,120	24,510
10/25	24,320	37,915	24,953
11/25	25,397	38,019	25,193
12/25	24,931	38,012	25,047

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 1 Shares	15.10%	6.29%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$176,202
  Total Number of Portfolio Holdings117
  Portfolio Turnover Rate 37.0%
  Total Advisory Fees Paid (amount in thousands)$1,388

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.41%
Consumer, Non-cyclical	24.24%
Industrial	19.20%
Technology	10.45%
Consumer, Cyclical	9.18%
Energy	5.18%
Basic Materials	2.67%
Utilities	2.51%
Communications	2.24%
Money Market Funds	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC35AR1-0

Class 2

SmallCap Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$118	1.10%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments outperformed the Index over the year. Health care and financial sectors were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotechnology holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Materials and software sectors were key detractors from relative performance. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks which performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offering, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well.

How did the Fund perform over the last 10 years?

	Class 2 Shares at net asset value $24,315	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/15	10,000	10,000	10,000
1/16	9,090	9,436	9,121
2/16	9,068	9,433	9,120
3/16	9,726	10,097	9,848
4/16	9,749	10,159	10,003
5/16	10,044	10,341	10,228
6/16	10,148	10,362	10,222
7/16	10,621	10,774	10,832
8/16	10,742	10,801	11,023
9/16	10,835	10,818	11,146
10/16	10,395	10,584	10,616
11/16	11,437	11,058	11,800
12/16	11,715	11,274	12,131
1/17	11,723	11,486	12,179
2/17	11,986	11,913	12,414
3/17	12,117	12,047	12,566
4/17	11,746	12,171	12,311
5/17	11,986	12,280	12,736
6/17	12,094	12,512	12,831
7/17	11,935	12,536	12,668
8/17	12,561	12,842	13,458
9/17	12,824	13,122	13,573
10/17	13,180	13,521	13,964
12/17	13,188	13,656	13,908
1/18	13,605	14,375	14,271
2/18	13,141	13,846	13,718
3/18	13,304	13,568	13,896
4/18	13,543	13,619	14,016
5/18	14,332	14,004	14,867
6/18	14,549	14,095	14,973
7/18	14,649	14,563	15,234
8/18	15,369	15,074	15,891
9/18	14,767	15,099	15,509
10/18	13,064	13,988	13,824
11/18	13,443	14,268	14,044
12/18	11,715	12,940	12,376
1/19	13,179	14,051	13,768
2/19	13,764	14,545	14,484
3/19	13,566	14,757	14,181
4/19	14,224	15,346	14,662
5/19	13,048	14,353	13,522
6/19	13,994	15,361	14,478
7/19	14,109	15,590	14,561
8/19	13,517	15,272	13,842
9/19	13,848	15,540	14,130
10/19	13,994	15,875	14,502
11/19	14,551	16,478	15,099
12/19	14,892	16,954	15,535
1/20	14,697	16,935	15,037
2/20	13,380	15,549	13,771
3/20	10,345	13,410	10,779
4/20	11,877	15,187	12,259
5/20	12,911	15,999	13,057
6/20	13,292	16,364	13,519
7/20	13,721	17,294	13,893
8/20	14,609	18,546	14,676
9/20	14,429	17,871	14,185
10/20	14,524	17,485	14,483
11/20	16,871	19,613	17,152
12/20	18,150	20,495	18,636
1/21	18,615	20,404	19,573
2/21	19,989	21,042	20,793
3/21	20,570	21,796	21,002
4/21	21,300	22,919	21,443
5/21	21,300	23,024	21,487
6/21	21,765	23,592	21,904
7/21	21,183	23,991	21,113
8/21	21,860	24,675	21,585
9/21	21,252	23,568	20,949
10/21	22,518	25,161	21,840
11/21	21,296	24,778	20,930
12/21	21,754	25,754	21,397
1/22	19,680	24,239	19,337
2/22	19,942	23,628	19,544
3/22	20,040	24,395	19,787
4/22	18,119	22,206	17,826
5/22	18,163	22,176	17,853
6/22	18,283	22,227	18,095
7/22	17,988	21,398	17,725
8/22	18,105	21,005	17,790
9/22	18,438	22,102	18,206
12/22	17,211	20,808	17,024
1/23	18,958	22,241	18,684
2/23	18,878	21,721	18,368
3/23	18,198	22,302	17,491
4/23	17,851	22,539	17,176
5/23	17,518	22,627	17,017
6/23	19,038	24,172	18,401
7/23	19,984	25,039	19,526
8/23	19,118	24,555	18,549
9/23	17,833	23,386	17,457
10/23	16,473	22,766	16,267
11/23	18,073	24,888	17,739
12/23	19,860	26,209	19,906
1/24	19,407	26,499	19,132
2/24	20,461	27,933	20,214
3/24	21,354	28,835	20,938
4/24	19,847	27,566	19,464
5/24	20,554	28,868	20,440
6/24	20,167	29,762	20,251
7/24	21,541	30,315	22,309
8/24	21,341	30,975	21,976
9/24	21,347	31,616	22,129
10/24	21,061	31,384	21,810
11/24	22,860	33,471	24,202
12/24	21,184	32,448	22,203
1/25	22,138	33,473	22,785
2/25	21,006	32,831	21,567
3/25	19,371	30,916	20,099
4/25	19,153	30,709	19,634
5/25	20,052	32,655	20,683
6/25	21,265	34,314	21,807
7/25	21,756	35,070	22,185
8/25	23,269	35,881	23,770
9/25	23,411	37,120	24,510
10/25	23,741	37,915	24,953
11/25	24,788	38,019	25,193
12/25	24,315	38,012	25,047

Average Annual Total Returns

Name	1-Year	5-Year	10-Year
Class 2 Shares	14.78%	6.02%	9.29%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$176,202
  Total Number of Portfolio Holdings117
  Portfolio Turnover Rate 37.0%
  Total Advisory Fees Paid (amount in thousands)$1,388

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.41%
Consumer, Non-cyclical	24.24%
Industrial	19.20%
Technology	10.45%
Consumer, Cyclical	9.18%
Energy	5.18%
Basic Materials	2.67%
Utilities	2.51%
Communications	2.24%
Money Market Funds	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC35AR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer April Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer April Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$101	0.95%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on April 1 and ending on March 31. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index, which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $14,964	S&P 500 Index $17,667	S&P 500 Price Return Index $16,996
3/23	10,000	10,000	10,000
3/23	10,000	10,204	10,202
4/23	10,120	10,363	10,352
5/23	10,130	10,408	10,377
6/23	10,640	11,096	11,049
7/23	10,880	11,453	11,393
8/23	10,750	11,270	11,191
9/23	10,390	10,733	10,646
10/23	10,230	10,507	10,412
11/23	10,900	11,467	11,341
12/23	11,287	11,988	11,842
1/24	11,424	12,189	12,030
2/24	11,868	12,840	12,653
3/24	12,164	13,253	13,045
4/24	11,823	12,712	12,502
5/24	12,256	13,342	13,103
6/24	12,563	13,821	13,557
7/24	12,654	13,989	13,710
8/24	12,905	14,329	14,023
9/24	13,128	14,635	14,307
10/24	13,025	14,502	14,165
11/24	13,606	15,353	14,977
12/24	13,366	14,987	14,603
1/25	13,647	15,404	14,997
2/25	13,519	15,203	14,783
3/25	12,880	14,347	13,933
4/25	12,803	14,250	13,827
5/25	13,353	15,146	14,677
6/25	13,852	15,917	15,405
7/25	14,069	16,274	15,739
8/25	14,300	16,604	16,039
9/25	14,664	17,210	16,606
10/25	14,912	17,613	16,982
11/25	14,951	17,656	17,004
12/25	14,964	17,667	16,996

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	11.95%	15.73%
S&P 500 Index	17.88%	22.91%
S&P 500 Price Return Index	16.39%	21.20%
Footnote	Description
Footnote*	Since inception performance is calculated from March 29, 2023, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$33,827
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 25.3%
  Total Advisory Fees Paid (amount in thousands)$262

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	87.89%
Purchased Options	16.15%
Other Assets and LiabilitiesFootnote Reference*	(4.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	87.86%
Purchased Options	16.15%
Money Market Funds	0.03%
Other Assets and LiabilitiesFootnote Reference*	(4.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC902AR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer January Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer January Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$102	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on January 1 and ending on December 31. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $15,927	S&P 500 Index $18,892	S&P 500 Price Return Index $18,094
12/22	10,000	10,000	10,000
12/22	10,000	10,151	10,149
1/23	10,430	10,788	10,775
2/23	10,240	10,525	10,494
3/23	10,560	10,912	10,862
4/23	10,680	11,082	11,021
5/23	10,700	11,130	11,048
6/23	11,230	11,866	11,763
7/23	11,490	12,247	12,130
8/23	11,350	12,052	11,915
9/23	10,955	11,477	11,334
10/23	10,784	11,236	11,085
11/23	11,535	12,262	12,074
12/23	11,942	12,819	12,608
1/24	12,108	13,034	12,808
2/24	12,547	13,730	13,471
3/24	12,855	14,172	13,889
4/24	12,452	13,593	13,311
5/24	12,902	14,267	13,950
6/24	13,246	14,779	14,433
7/24	13,365	14,959	14,597
8/24	13,626	15,322	14,930
9/24	13,841	15,649	15,232
10/24	13,746	15,507	15,081
11/24	14,364	16,418	15,945
12/24	14,126	16,026	15,547
1/25	14,376	16,473	15,967
2/25	14,269	16,258	15,739
3/25	13,734	15,342	14,834
4/25	13,663	15,238	14,720
5/25	14,233	16,197	15,626
6/25	14,768	17,020	16,401
7/25	14,982	17,402	16,757
8/25	15,220	17,755	17,076
9/25	15,592	18,403	17,679
10/25	15,851	18,834	18,080
11/25	15,896	18,880	18,104
12/25	15,927	18,892	18,094

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	12.74%	16.73%
S&P 500 Index	17.88%	23.55%
S&P 500 Price Return Index	16.39%	21.79%
Footnote	Description
Footnote*	Since inception performance is calculated from December 28, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$61,294
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 112.3%
  Total Advisory Fees Paid (amount in thousands)$348

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	38.42%
Purchased Options	7.30%
Other Assets and LiabilitiesFootnote Reference*	54.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	36.29%
Purchased Options	7.30%
Money Market Funds	2.13%
Other Assets and LiabilitiesFootnote Reference*	54.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC900AR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer July Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer July Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$103	0.97%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on July 1 and ending on June 30. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep-in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $16,093	S&P 500 Index $18,878	S&P 500 Price Return Index $17,926
6/22	10,000	10,000	10,000
7/22	10,000	9,914	9,912
8/22	10,660	10,828	10,816
9/22	10,340	10,387	10,357
10/22	10,200	10,193	10,139
11/22	10,600	10,763	10,684
12/22	10,193	10,143	10,054
1/23	10,635	10,780	10,675
2/23	10,454	10,517	10,396
3/23	10,735	10,903	10,761
4/23	10,835	11,074	10,918
5/23	10,875	11,122	10,945
6/23	11,357	11,857	11,654
7/23	11,638	12,238	12,017
8/23	11,508	12,043	11,804
9/23	11,105	11,469	11,229
10/23	10,944	11,227	10,982
11/23	11,648	12,253	11,961
12/23	12,052	12,809	12,490
1/24	12,165	13,025	12,689
2/24	12,661	13,720	13,345
3/24	13,002	14,162	13,759
4/24	12,548	13,583	13,186
5/24	13,054	14,257	13,820
6/24	13,446	14,768	14,299
7/24	13,560	14,948	14,461
8/24	13,807	15,311	14,791
9/24	14,041	15,637	15,090
10/24	13,843	15,496	14,940
11/24	14,458	16,405	15,796
12/24	14,208	16,014	15,402
1/25	14,500	16,460	15,818
2/25	14,364	16,245	15,592
3/25	13,770	15,330	14,695
4/25	13,687	15,226	14,583
5/25	14,291	16,185	15,480
6/25	14,875	17,008	16,248
7/25	15,125	17,389	16,600
8/25	15,375	17,742	16,917
9/25	15,775	18,389	17,514
10/25	16,047	18,820	17,912
11/25	16,081	18,866	17,935
12/25	16,093	18,878	17,926

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	13.26%	14.53%
S&P 500 Index	17.88%	19.86%
S&P 500 Price Return Index	16.39%	18.11%
Footnote	Description
Footnote*	Since inception performance is calculated from June 29, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$45,181
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 126.9%
  Total Advisory Fees Paid (amount in thousands)$394

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	88.52%
Purchased Options	14.95%
Other Assets and LiabilitiesFootnote Reference*	(3.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	88.45%
Purchased Options	14.95%
Money Market Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(3.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC898AR2-0

Class 2

U.S. LargeCap S&P 500 Index Buffer October Account

Annual Shareholder Report  December 31, 2025

This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer October Account (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses  or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$102	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on October 1 and ending on September 30. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

How did the Fund perform since inception?

	Class 2 Shares at net asset value $16,952	S&P 500 Index $19,718	S&P 500 Price Return Index $18,804
9/22	10,000	10,000	10,000
9/22	10,000	9,850	9,849
10/22	10,570	10,647	10,636
11/22	11,020	11,242	11,208
12/22	10,529	10,595	10,547
1/23	11,020	11,260	11,198
2/23	10,809	10,985	10,906
3/23	11,120	11,389	11,288
4/23	11,250	11,567	11,453
5/23	11,290	11,617	11,482
6/23	11,861	12,384	12,225
7/23	12,162	12,782	12,605
8/23	12,012	12,579	12,382
9/23	11,570	11,979	11,779
10/23	11,406	11,727	11,520
11/23	12,157	12,798	12,547
12/23	12,577	13,380	13,102
1/24	12,706	13,604	13,311
2/24	13,201	14,331	13,999
3/24	13,545	14,792	14,433
4/24	13,125	14,188	13,833
5/24	13,641	14,891	14,497
6/24	14,018	15,426	14,999
7/24	14,136	15,613	15,169
8/24	14,415	15,992	15,516
9/24	14,654	16,334	15,829
10/24	14,611	16,186	15,672
11/24	15,215	17,136	16,570
12/24	14,989	16,727	16,156
1/25	15,291	17,193	16,593
2/25	15,172	16,969	16,356
3/25	14,611	16,013	15,415
4/25	14,525	15,904	15,298
5/25	15,140	16,905	16,239
6/25	15,701	17,765	17,044
7/25	15,949	18,163	17,414
8/25	16,197	18,532	17,746
9/25	16,599	19,208	18,373
10/25	16,879	19,658	18,789
11/25	16,928	19,706	18,814
12/25	16,952	19,718	18,804

Average Annual Total Returns

Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	13.10%	17.61%
S&P 500 Index	17.88%	23.19%
S&P 500 Price Return Index	16.39%	21.41%
Footnote	Description
Footnote*	Since inception performance is calculated from September 29, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.PrincipalAM.com  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$87,092
  Total Number of Portfolio Holdings9
  Portfolio Turnover Rate 89.5%
  Total Advisory Fees Paid (amount in thousands)$472

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	124.39%
Purchased Options	21.39%
Other Assets and LiabilitiesFootnote Reference*	(45.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	124.39%
Purchased Options	21.39%
Money Market Funds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(45.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/pvcprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

PVC899AR2-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Frances Grieb, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2024 – $707,786
December 31, 2025 – $567,035

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2024 - $0
            December 31, 2025 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2024 - $207,769
December 31, 2025 - $201,923

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform an assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 10, 2025).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

            December 31, 2024 - $420,296
            December 31, 2025 - $411,155

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and notes there were no fees requiring such consideration.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Variable Contracts Funds, Inc.
Annual
Financial Statements
and Additional Information
December 31, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 64
Schedules of Investments 90
Financial Highlights (Includes performance information) 225
Report of Independent Registered Public Accounting Firm 299
Unaudited Supplemental Information 301
Changes in and Disagreements with Accountants (N-CSR Item 8) 304
Proxy Disclosures (N-CSR Item 9) 305
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 306
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 307

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ................................................................
$ 18,999 $ 1,885,709 $ 250,825
Investment in affiliated Funds--at cost ..........................................................
$ 98 $ 19,650 $ 7,561
Assets
Investment in securities--at value  ................................................................ $ 24,351 $ 1,787,554
(a)
$ 248,661
(a)
Investment in affiliated Funds--at value ........................................................... 98 19,650 7,561
Cash ............................................................................................... – – 8
Deposits with counterparty ........................................................................ – – 8
Receivables:
Dividends and interest ....................................................................... 2 13,131 2,067
Expense reimbursement from Manager ..................................................... 1 – –
Fund shares sold ............................................................................. 22 31 160
Investment securities sold ................................................................... – 16,906 708
Variation margin on futures ................................................................. – – 16
Total Assets   24,474 1,837,272 259,189
Liabilities
Accrued management and investment advisory fees .............................................. 12 216 97
Accrued distribution fees .......................................................................... 5 – –
Accrued directors' expenses ....................................................................... – 8 –
Accrued professional fees ......................................................................... 5 5 5
Accrued other expenses ........................................................................... 1 11 3
Cash overdraft ..................................................................................... 39 – –
Payables:
Fund shares redeemed ....................................................................... – 5,826 11
Investment securities purchased ............................................................ – 23,736 8,990
Variation margin on futures ................................................................. – – 71
Collateral obligation on securities loaned, at value ............................................... – 5,321 3,958
Total Liabilities
62 35,123 13,135
Net Assets Applicable to Outstanding Shares ..................................................
$ 24,412 $ 1,802,149 $ 246,054
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 16,583 $ 2,027,968 $ 269,484
Total distributable earnings (accumulated loss) ...................................................
7,829 (225,819) (23,430)
Total Net Assets
$ 24,412 $ 1,802,149 $ 246,054
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 1,802,149 $ 246,054
Shares Issued and Outstanding .............................................................. 190,520 25,336
Net Asset Value per share ...................................................................
$ 9 .46 $ 9 .71
Class 2 : Net Assets ................................................................................ $ 24,412 N/A N/A
Shares Issued and Outstanding .............................................................. 1,508
Net Asset Value per share ...................................................................
$ 16 .19
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Adaptive Allocation
Account
Diversified Balanced
Strategic Allocation
Account
Investment in securities--at cost ................................................................
$ – $ 38,311 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 386,788 $ 171,111 $ 79,983
Assets
Investment in securities--at value  ................................................................ $ – $ 43,555 $ –
Investment in affiliated Funds--at value ........................................................... 503,672 173,559 87,643
Receivables:
Expense reimbursement from Manager ..................................................... – – 1
Fund shares sold ............................................................................. 11 – –
Investment securities sold ................................................................... 890 632 215
Total Assets   504,573 217,746 87,859
Liabilities
Accrued management and investment advisory fees .............................................. 22 22 4
Accrued distribution fees .......................................................................... 101 46 19
Accrued directors' expenses ....................................................................... 2 1 –
Accrued professional fees ......................................................................... 4 4 4
Accrued other expenses ........................................................................... 1 – –
Cash overdraft ..................................................................................... – 2 –
Payables:
Fund shares redeemed ....................................................................... 900 787 215
Total Liabilities
1,030 862 242
Net Assets Applicable to Outstanding Shares ..................................................
$ 503,543 $ 216,884 $ 87,617
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 323,024 $ 201,630 $ 69,232
Total distributable earnings (accumulated loss) ...................................................
180,519 15,254 18,385
Total Net Assets
$ 503,543 $ 216,884 $ 87,617
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 34,570 N/A N/A
Shares Issued and Outstanding .............................................................. 2,423
Net Asset Value per share ...................................................................
$ 14 .27
Class 2 : Net Assets ................................................................................ $ 468,973 $ 216,884 $ 87,617
Shares Issued and Outstanding .............................................................. 32,674 18,159 7,237
Net Asset Value per share ...................................................................
$ 14 .35 $ 11 .94 $ 12 .11

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Adaptive Allocation
Account
Diversified Growth
Strategic Allocation
Account
Investment in securities--at cost ................................................................
$ – $ 257,770 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 1,283,552 $ 1,068,739 $ 167,656
Assets
Investment in securities--at value  ................................................................ $ – $ 292,473 $ –
Investment in affiliated Funds--at value ........................................................... 1,853,317 1,162,312 196,215
Receivables:
Investment securities sold ................................................................... 6,476 4,965 614
Total Assets   1,859,793 1,459,750 196,829
Liabilities
Accrued management and investment advisory fees .............................................. 80 150 8
Accrued distribution fees .......................................................................... 400 312 42
Accrued directors' expenses ....................................................................... 8 6 1
Accrued professional fees ......................................................................... 4 4 3
Accrued other expenses ........................................................................... 1 1 –
Payables:
Fund shares redeemed ....................................................................... 6,476 5,952 614
Interfund borrowing ......................................................................... – 205 –
Total Liabilities
6,969 6,630 668
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,852,824 $ 1,453,120 $ 196,161
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 993,490 $ 1,270,777 $ 137,969
Total distributable earnings (accumulated loss) ...................................................
859,334 182,343 58,192
Total Net Assets
$ 1,852,824 $ 1,453,120 $ 196,161
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 1,852,824 $ 1,453,120 $ 196,161
Shares Issued and Outstanding .............................................................. 107,971 111,359 14,793
Net Asset Value per share ...................................................................
$ 17 .16 $ 13 .05 $ 13 .26

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ................................................................
$ – $ 180,656 $ 295,666
Investment in affiliated Funds--at cost ..........................................................
$ 165,215 $ 4,034 $ 11,925
Assets
Investment in securities--at value  ................................................................ $ – $ 254,640
(a)
$ 671,637
(a)
Investment in affiliated Funds--at value ........................................................... 180,151 4,034 11,925
Receivables:
Dividends and interest ....................................................................... – 482 922
Fund shares sold ............................................................................. – 41 191
Investment securities sold ................................................................... 475 39 –
Total Assets   180,626 259,236 684,675
Liabilities
Accrued management and investment advisory fees .............................................. 8 174 275
Accrued distribution fees .......................................................................... 39 – 19
Accrued directors' expenses ....................................................................... 1 1 3
Accrued foreign tax ............................................................................... – 29 –
Accrued professional fees ......................................................................... 4 9 2
Accrued other expenses ........................................................................... – 14 12
Cash overdraft ..................................................................................... – 12 –
Payables:
Fund shares redeemed ....................................................................... 475 110 815
Investment securities purchased ............................................................ – 50 –
Collateral obligation on securities loaned, at value ............................................... – 2,546 4,065
Total Liabilities
527 2,945 5,191
Net Assets Applicable to Outstanding Shares ..................................................
$ 180,099 $ 256,291 $ 679,484
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 150,369 $ 149,540 $ 254,900
Total distributable earnings (accumulated loss) ...................................................
29,730 106,751 424,584
Total Net Assets
$ 180,099 $ 256,291 $ 679,484
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ N/A $ 256,291 $ 590,661
Shares Issued and Outstanding .............................................................. 13,290 18,595
Net Asset Value per share ...................................................................
$ 19 .28 $ 31 .76
Class 2 : Net Assets ................................................................................ $ 180,099 N/A $ 88,823
Shares Issued and Outstanding .............................................................. 13,697 2,846
Net Asset Value per share ...................................................................
$ 13 .15 $ 31 .21
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Global Emerging
Markets Account
Government & High
Quality Bond Account
LargeCap Growth
Account I
Investment in securities--at cost ................................................................
$ 59,319 $ 115,167 $ 422,806
Investment in affiliated Funds--at cost ..........................................................
$ 334 $ 901 $ 17,063
Assets
Investment in securities--at value  ................................................................ $ 81,500 $ 112,213 $ 600,370
(a)
Investment in affiliated Funds--at value ........................................................... 334 901 17,063
Deposits with counterparty ........................................................................ – 78 291
Receivables:
Dividends and interest ....................................................................... 130 388 105
Expense reimbursement from Manager ..................................................... – – 9
Foreign tax refund ........................................................................... 2 – –
Fund shares sold ............................................................................. 1 14 148
Investment securities sold ................................................................... 78 – –
Variation margin on futures ................................................................. – 4 –
Prepaid expenses ..................................................................................
3 – –
Total Assets   82,048 113,598 617,986
Liabilities
Accrued management and investment advisory fees .............................................. 69 44 360
Accrued directors' expenses ....................................................................... – – 2
Accrued foreign tax ............................................................................... 296 – –
Accrued professional fees ......................................................................... – 5 3
Accrued other expenses ........................................................................... 8 2 2
Cash overdraft ..................................................................................... 25 1 –
Payables:
Fund shares redeemed ....................................................................... 45 50 46
Investment securities purchased ............................................................ – 6,374 48
Variation margin on futures ................................................................. – 5 34
Collateral obligation on securities loaned, at value ............................................... – – 77
Total Liabilities
443 6,481 572
Net Assets Applicable to Outstanding Shares ..................................................
$ 81,605 $ 107,117 $ 617,414
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 52,484 $ 135,585 $ 347,871
Total distributable earnings (accumulated loss) ...................................................
29,121 (28,468) 269,543
Total Net Assets
$ 81,605 $ 107,117 $ 617,414
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 81,605 $ 107,117 $ 617,414
Shares Issued and Outstanding .............................................................. 3,943 12,512 13,517
Net Asset Value per share ...................................................................
$ 20 .70 $ 8 .56 $ 45 .68
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ................................................................
$ 1,046,867 $ 51,785 $ 410,348
Investment in affiliated Funds--at cost ..........................................................
$ 9,133 $ 5,320 $ 3,913
Assets
Investment in securities--at value  ................................................................ $ 2,383,936
(a)
$ 113,038
(a)
$ 580,046
(a)
Investment in affiliated Funds--at value ........................................................... 9,133 5,320 3,913
Cash ............................................................................................... – – 108
Deposits with counterparty ........................................................................ – 986 –
Receivables:
Dividends and interest ....................................................................... 1,270 75 9
Fund shares sold ............................................................................. 588 – 639
Investment securities sold ................................................................... 895 – –
Total Assets   2,395,822 119,419 584,715
Liabilities
Accrued management and investment advisory fees .............................................. 390 36 267
Accrued distribution fees .......................................................................... 16 – 10
Accrued directors' expenses ....................................................................... 10 1 3
Accrued professional fees ......................................................................... 3 3 3
Accrued other expenses ........................................................................... 13 3 2
Payables:
Fund shares redeemed ....................................................................... 5,009 350 86
Variation margin on futures ................................................................. 75 5 –
Collateral obligation on securities loaned, at value ............................................... 152 7 2,281
Total Liabilities
5,668 405 2,652
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,390,154 $ 119,014 $ 582,063
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 742,717 $ 42,931 $ 321,038
Total distributable earnings (accumulated loss) ...................................................
1,647,437 76,083 261,025
Total Net Assets
$ 2,390,154 $ 119,014 $ 582,063
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 2,313,176 $ 119,014 $ 533,589
Shares Issued and Outstanding .............................................................. 95,211 7,651 8,600
Net Asset Value per share ...................................................................
$ 24 .30 $ 15 .55 $ 62 .05
Class 2 : Net Assets ................................................................................ $ 76,978 N/A $ 48,474
Shares Issued and Outstanding .............................................................. 3,256 798
Net Asset Value per share ...................................................................
$ 23 .64 $ 60 .73
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in securities--at cost ................................................................
$ 118,711 $ – $ –
Investment in affiliated Funds--at cost ..........................................................
$ 2,115 $ 133,833 $ 306,018
Assets
Investment in securities--at value  ................................................................ $ 244,154 $ – $ –
Investment in affiliated Funds--at value ........................................................... 2,115 139,575 332,251
Receivables:
Dividends and interest ....................................................................... 131 268 462
Fund shares sold ............................................................................. 26 40 266
Investment securities sold ................................................................... – 2 –
Total Assets   246,426 139,885 332,979
Liabilities
Accrued management and investment advisory fees .............................................. 132 – –
Accrued distribution fees .......................................................................... 21 – –
Accrued directors' expenses ....................................................................... 1 1 1
Accrued professional fees ......................................................................... 3 2 4
Accrued other expenses ........................................................................... 1 – –
Payables:
Fund shares redeemed ....................................................................... 42 42 53
Investment securities purchased ............................................................ – 268 675
Total Liabilities
200 313 733
Net Assets Applicable to Outstanding Shares ..................................................
$ 246,226 $ 139,572 $ 332,246
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 103,783 $ 123,712 $ 282,377
Total distributable earnings (accumulated loss) ...................................................
142,443 15,860 49,869
Total Net Assets
$ 246,226 $ 139,572 $ 332,246
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 148,787 $ 139,572 $ 332,246
Shares Issued and Outstanding .............................................................. 3,331 10,443 23,001
Net Asset Value per share ...................................................................
$ 44 .67 $ 13 .37 $ 14 .44
Class 2 : Net Assets ................................................................................ $ 97,439 N/A N/A
Shares Issued and Outstanding .............................................................. 2,239
Net Asset Value per share ...................................................................
$ 43 .51

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated Funds--at cost ..........................................................
$ 203,799 $ 86,280 $ 36,250
Assets
Investment in affiliated Funds--at value ........................................................... $ 229,310 $ 100,540 $ 40,423
Receivables:
Dividends and interest ....................................................................... 187 21 5
Fund shares sold ............................................................................. 172 146 34
Total Assets   229,669 100,707 40,462
Liabilities
Accrued directors' expenses ....................................................................... 1 – –
Accrued professional fees ......................................................................... 4 4 4
Payables:
Fund shares redeemed ....................................................................... 97 1 –
Investment securities purchased ............................................................ 262 166 39
Total Liabilities
364 171 43
Net Assets Applicable to Outstanding Shares ..................................................
$ 229,305 $ 100,536 $ 40,419
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 187,762 $ 78,792 $ 33,610
Total distributable earnings (accumulated loss) ...................................................
41,543 21,744 6,809
Total Net Assets
$ 229,305 $ 100,536 $ 40,419
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 229,305 $ 100,536 $ 40,419
Shares Issued and Outstanding .............................................................. 11,804 5,212 2,122
Net Asset Value per share ...................................................................
$ 19 .43 $ 19 .29 $ 19 .05

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 236,303 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 54,455 $ 1,413 $ 453,273
Assets
Investment in securities--at value  ................................................................ $ – $ 245,659 $ –
Investment in affiliated Funds--at value ........................................................... 54,552 1,413 561,392
Deposits with counterparty ........................................................................ – – 138
Receivables:
Dividends and interest ....................................................................... 114 1,129 452
Fund shares sold ............................................................................. 39 368 10
Investment securities sold ................................................................... – 312 375
Variation margin on futures ................................................................. – – 2
Total Assets   54,705 248,881 562,369
Liabilities
Accrued management and investment advisory fees .............................................. – 163 110
Accrued distribution fees .......................................................................... – 20 32
Accrued directors' expenses ....................................................................... – 1 2
Accrued professional fees ......................................................................... 2 4 2
Accrued other expenses ........................................................................... – 1 1
Payables:
Fund shares redeemed ....................................................................... 10 90 386
Investment securities purchased ............................................................ 143 487 419
Total Liabilities
155 766 952
Net Assets Applicable to Outstanding Shares ..................................................
$ 54,550 $ 248,115 $ 561,417
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 51,092 $ 236,013 $ 398,709
Total distributable earnings (accumulated loss) ...................................................
3,458 12,102 162,708
Total Net Assets
$ 54,550 $ 248,115 $ 561,417
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 54,550 $ 152,571 $ 410,491
Shares Issued and Outstanding .............................................................. 4,568 8,729 26,151
Net Asset Value per share ...................................................................
$ 11 .94 $ 17 .48 $ 15 .70
Class 2 : Net Assets ................................................................................ N/A $ 95,544 $ 150,926
Shares Issued and Outstanding .............................................................. 5,468 9,817
Net Asset Value per share ...................................................................
$ 17 .47 $ 15 .37

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 139,539 $ 332,864 $ 105,276
Assets
Investment in affiliated Funds--at value ........................................................... $ 161,395 $ 427,280 $ 115,749
Deposits with counterparty ........................................................................ 104 – 111
Receivables:
Dividends and interest ....................................................................... 218 133 184
Fund shares sold ............................................................................. – 77 1
Investment securities sold ................................................................... 165 89 63
Variation margin on futures ................................................................. 1 – 2
Total Assets   161,883 427,579 116,110
Liabilities
Accrued management and investment advisory fees .............................................. 31 83 23
Accrued distribution fees .......................................................................... 7 44 7
Accrued directors' expenses ....................................................................... 1 2 1
Accrued professional fees ......................................................................... 4 5 5
Accrued other expenses ........................................................................... – 1 –
Payables:
Fund shares redeemed ....................................................................... 166 165 64
Investment securities purchased ............................................................ 193 123 160
Total Liabilities
402 423 260
Net Assets Applicable to Outstanding Shares ..................................................
$ 161,481 $ 427,156 $ 115,850
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 130,284 $ 280,386 $ 106,498
Total distributable earnings (accumulated loss) ...................................................
31,197 146,770 9,352
Total Net Assets
$ 161,481 $ 427,156 $ 115,850
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 126,904 $ 219,389 $ 84,591
Shares Issued and Outstanding .............................................................. 10,196 9,295 7,165
Net Asset Value per share ...................................................................
$ 12 .45 $ 23 .60 $ 11 .81
Class 2 : Net Assets ................................................................................ $ 34,577 $ 207,767 $ 31,259
Shares Issued and Outstanding .............................................................. 2,834 9,015 2,687
Net Asset Value per share ...................................................................
$ 12 .20 $ 23 .05 $ 11 .63

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ................................................................
$ – $ 128,290 $ 132,048
Investment in affiliated Funds--at cost ..........................................................
$ 375,179 $ 4,721 $ 2,739
Assets
Investment in securities--at value  ................................................................ $ – $ 128,706
(a)
$ 177,225
(a)
Investment in affiliated Funds--at value ........................................................... 491,924 4,721 2,739
Cash ............................................................................................... – 4 –
Deposits with counterparty ........................................................................ – 34 –
Receivables:
Dividends and interest ....................................................................... 13 1,167 131
Fund shares sold ............................................................................. 78 182 23
Investment securities sold ................................................................... – – 111
Total Assets   492,015 134,814 180,229
Liabilities
Accrued management and investment advisory fees .............................................. 95 45 127
Accrued distribution fees .......................................................................... 54 – 2
Accrued directors' expenses ....................................................................... 2 1 1
Accrued professional fees ......................................................................... 5 5 5
Accrued other expenses ........................................................................... 1 1 1
Payables:
Fund shares redeemed ....................................................................... 60 4 279
Investment securities purchased ............................................................ 18 250 271
Variation margin on futures ................................................................. – 3 –
Collateral obligation on securities loaned, at value ............................................... – 1,313 3,341
Total Liabilities
235 1,622 4,027
Net Assets Applicable to Outstanding Shares ..................................................
$ 491,780 $ 133,192 $ 176,202
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 322,991 $ 129,858 $ 119,088
Total distributable earnings (accumulated loss) ...................................................
168,789 3,334 57,114
Total Net Assets
$ 491,780 $ 133,192 $ 176,202
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ................................................................................ $ 239,375 $ 133,192 $ 166,305
Shares Issued and Outstanding .............................................................. 8,440 51,955 9,708
Net Asset Value per share ...................................................................
$ 28 .36 $ 2 .56 $ 17 .13
Class 2 : Net Assets ................................................................................ $ 252,405 N/A $ 9,897
Shares Issued and Outstanding .............................................................. 9,106 584
Net Asset Value per share ...................................................................
$ 27 .72 $ 16 .95
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap S&P
500 Index Buffer April
Account
(a)
U.S. LargeCap S&P 500
Index Buffer January
Account
(b)
U.S. LargeCap S&P
500 Index Buffer July
Account
(c)
Investment in securities--at cost ................................................................
$ 29,074 $ 23,940 $ 44,064
Investment in affiliated Funds--at cost ..........................................................
$ 10 $ 1,305 $ 31
Assets
Investment in securities--at value  ................................................................ $ 35,183 $ 26,719 $ 46,720
Investment in affiliated Funds--at value ........................................................... 10 1,305 31
Cash ............................................................................................... – – 1
Receivables:
Dividends and interest ....................................................................... 9 7 13
Expense reimbursement from Manager ..................................................... 1 1 2
Fund shares sold ............................................................................. – 35,634 944
Investment securities sold ................................................................... – 5,028 –
Total Assets   35,203 68,694 47,711
Liabilities
Accrued management and investment advisory fees .............................................. 20 13 27
Accrued distribution fees .......................................................................... 7 5 10
Accrued professional fees ......................................................................... 3 3 4
Cash overdraft ..................................................................................... – 222 –
Payables:
Fund shares redeemed ....................................................................... 48 – 1,357
Investment securities purchased ............................................................ – 6,044 –
Options and swaptions contracts written  (premiums received $ 1,215 , $ 1,080 and $ 1,570 ) 1,298 1,113 1,132
Total Liabilities
1,376 7,400 2,530
Net Assets Applicable to Outstanding Shares ..................................................
$ 33,827 $ 61,294 $ 45,181
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 26,457 $ 54,328 $ 34,594
Total distributable earnings (accumulated loss) ...................................................
7,370 6,966 10,587
Total Net Assets
$ 33,827 $ 61,294 $ 45,181
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 200,000 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ................................................................................ $ 33,827 $ 61,294 $ 45,181
Shares Issued and Outstanding .............................................................. 2,946 5,853 3,184
Net Asset Value per share ...................................................................
$ 11 .48 $ 10 .48 $ 14 .19
(a)
Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.
(b)
Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.
(c)
Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2025

See accompanying notes.
Amounts in thousands, except per share amounts
U.S. LargeCap S&P 500
Index Buffer October
Account
(a)
Investment in securities--at cost ............................................................................................................................
$ 121,245
Investment in affiliated Funds--at cost ......................................................................................................................
$ 4
Assets
Investment in securities--at value  ............................................................................................................................ $ 126,957
Investment in affiliated Funds--at value ....................................................................................................................... 4
Cash ........................................................................................................................................................... 358
Receivables:
Dividends and interest ................................................................................................................................... 37
Expense reimbursement from Manager ................................................................................................................. 1
Investment securities sold ............................................................................................................................... 1,077
Total Assets   128,434
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 74
Accrued distribution fees ...................................................................................................................................... 27
Accrued professional fees ..................................................................................................................................... 4
Payables:
Fund shares redeemed ................................................................................................................................... 36,098
Interfund borrowing ..................................................................................................................................... 1,320
Investment securities purchased ........................................................................................................................ 30
Options and swaptions contracts written  (premiums received $ 4,814 ) ................................................................................. 3,789
Total Liabilities
41,342
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 87,092
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 76,792
Total distributable earnings (accumulated loss) ...............................................................................................................
10,300
Total Net Assets
$ 87,092
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 200,000
Net Asset Value Per Share:
Class 2 : Net Assets ............................................................................................................................................ $ 87,092
Shares Issued and Outstanding .......................................................................................................................... 6,264
Net Asset Value per share ...............................................................................................................................
$ 13 .91
(a)
Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Blue Chip
Account
(a),(b)
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6 $ 1,042 $ 311
Dividends ............................................................................................... 127 432 463
Withholding tax ........................................................................................ (2) – –
Interest .................................................................................................. – 71,937 10,468
Securities lending - net .................................................................................
– 52 19
Total Income 131 73,463 11,261
Expenses:
Management and investment advisory fees ............................................................ 154 2,706 1,022
Distribution f ees - Class 2 .............................................................................. 44 N/A N/A
Distribution f ees - Class 3 .............................................................................. 20 N/A N/A
Administrative service fees - Class 3 .................................................................. 12 N/A N/A
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 2 39 12
Directors' expenses ..................................................................................... 3 43 7
Professional fees ....................................................................................... 7 7 8
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... – 8 3
Total Gross Expenses 249 2,811 1,059
Less: Reimbursement from Manager - Class 2 ........................................................ 4 N/A N/A
Less: Reimbursement from Manager - Class 3 ........................................................ 2 N/A N/A
Total Net Expenses 243 2,811 1,059
Net Investment Income (Loss) (112) 70,652 10,202
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 3,176 (50,345) (1,187)
Futures contracts ....................................................................................... – – 42
Swap agreements ....................................................................................... – – 51
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (703) 114,821 5,706
Futures contracts ....................................................................................... – – 467
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 2,473 64,476 5,079
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,361 $ 135,128 $ 15,281
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
(b)
Class 2 shares commenced operations on April 30, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Diversified Balanced
Account
(a)
Diversified Balanced
Adaptive Allocation
Account
(a)
Diversified Balanced
Strategic Allocation
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 16,183 $ 6,318 $ 2,809
Dividends ............................................................................................... – 471 –
Interest .................................................................................................. – 7 –
Total Income 16,183 6,796 2,809
Expenses:
Management and investment advisory fees ............................................................ 278 267 49
Distribution f ees - Class 2 .............................................................................. 1,303 557 246
Distribution f ees - Class 3 .............................................................................. 2 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Shareholder reports - Class 2 ........................................................................... 1 – 1
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 14 7 4
Professional fees ....................................................................................... 4 4 4
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 2 2 –
Total Gross Expenses 1,612 845 311
Less: Reimbursement from Manager - Class 2 ........................................................ – – 6
Total Net Expenses 1,612 845 305
Net Investment Income (Loss) 14,571 5,951 2,504
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (3,148) –
Investment transactions in affiliated Funds ............................................................ 35,040 2,054 3,733
Futures contracts ....................................................................................... – (3,653) –
Capital gain distributions received from affiliated Funds .............................................. 33,952 6,683 7,586
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 3,138 –
Investments in affiliated Funds ......................................................................... (20,587) 3,944 (2,974)
Net Realized and Unrealized Gain (Loss) on investments and futures 48,405 9,018 8,345
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 62,976 $ 14,969 $ 10,849
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
(a)
Diversified Growth
Adaptive Allocation
Account
(a)
Diversified Growth
Strategic Allocation
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 52,500 $ 37,157 $ 5,659
Dividends ............................................................................................... – 2,958 –
Interest .................................................................................................. – 92 –
Total Income 52,500 40,207 5,659
Expenses:
Management and investment advisory fees ............................................................ 1,034 1,776 109
Distribution f ees - Class 2 .............................................................................. 5,169 3,699 546
Distribution f ees - Class 3 .............................................................................. 1 – –
Administrative service fees - Class 3 .................................................................. 1 – –
Chief compliance officer expenses ..................................................................... 1 1 –
Custodian fees .......................................................................................... – 2 –
Directors' expenses ..................................................................................... 45 33 7
Professional fees ....................................................................................... 4 4 4
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 8 13 1
Total Expenses 6,270 5,535 674
Net Investment Income (Loss) 46,230 34,672 4,985
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (18,833) –
Investment transactions in affiliated Funds ............................................................ 194,108 14,736 10,195
Futures contracts ....................................................................................... – (45,064) –
Capital gain distributions received from affiliated Funds .............................................. 160,581 71,102 22,258
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 20,794 –
Investments in affiliated Funds ......................................................................... (138,029) 25,430 (9,890)
Net Realized and Unrealized Gain (Loss) on investments and futures 216,660 68,165 22,563
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 262,890 $ 102,837 $ 27,548
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Diversified Income
Account
(a)
Diversified
International
Account
Equity Income
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 6,368 $ 97 $ 364
Dividends ............................................................................................... – 7,341 14,203
Withholding tax ........................................................................................ – (528) (158)
Interest .................................................................................................. – – 4
Securities lending - net .................................................................................
– 5 21
Total Income 6,368 6,915 14,434
Expenses:
Management and investment advisory fees ............................................................ 97 2,153 3,270
Distribution f ees - Class 2 .............................................................................. 487 N/A 208
Distribution f ees - Class 3 .............................................................................. – N/A 2
Administrative service fees - Class 3 .................................................................. – N/A 1
Shareholder reports - Class 2 ........................................................................... 1 N/A –
Custodian fees .......................................................................................... – 71 15
Directors' expenses ..................................................................................... 6 8 17
Professional fees ....................................................................................... 4 35 5
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 1 16 2
Total Expenses 603 2,290 3,527
Net Investment Income (Loss) 5,765 4,625 10,907
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ (52) and $ – , respectively) ..................... – 38,006 45,715
Investment transactions in affiliated Funds ............................................................ 4,649 – –
Foreign currency transactions .......................................................................... – (24) –
Capital gain distributions received from affiliated Funds .............................................. 8,545 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ (18) and $ – , respectively) .................................. – 33,034 45,059
Investments in affiliated Funds ......................................................................... 58 – –
Translation of assets and liabilities in foreign currencies .............................................. – 29 –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 13,252 71,045 90,774
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 19,017 $ 75,670 $ 101,681
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Global Emerging
Markets Account
Government &
High Quality Bond
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 43 $ 81 $ 538
Dividends ............................................................................................... 1,884 – 2,580
Withholding tax ........................................................................................ (195) – (14)
Interest .................................................................................................. – 4,753 19
Securities lending - net .................................................................................
3 – 1
Total Income 1,735 4,834 3,124
Expenses:
Management and investment advisory fees ............................................................ 737 525 4,159
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 43 8 13
Directors' expenses ..................................................................................... 4 5 15
Professional fees ....................................................................................... 38 7 5
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... – – 2
Total Gross Expenses 829 552 4,202
Less: Reimbursement from Manager .................................................................. – – 98
Total Net Expenses 829 552 4,104
Net Investment Income (Loss) 906 4,282 (980)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ (82) , $ – and $ – , respectively) ..................... 7,799 (1,942) 115,318
Foreign currency transactions .......................................................................... (62) – –
Futures contracts ....................................................................................... – (170) 391
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (115) , $ – and $ – , respectively) ................................. 14,672 6,102 (49,534)
Futures contracts ....................................................................................... – 28 9
Translation of assets and liabilities in foreign currencies .............................................. 2 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 22,411 4,018 66,184
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 23,317 $ 8,300 $ 65,204

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,907 $ 281 $ 79
Dividends ............................................................................................... 30,584 1,551 4,383
Withholding tax ........................................................................................ (7) (1) (176)
Interest .................................................................................................. 7 3 –
Securities lending - net .................................................................................
48 2 15
Total Income 32,539 1,836 4,301
Expenses:
Management and investment advisory fees ............................................................ 4,743 465 3,435
Distribution f ees - Class 2 .............................................................................. 180 N/A 124
Chief compliance officer expenses ..................................................................... 2 – 1
Custodian fees .......................................................................................... 23 12 7
Directors' expenses ..................................................................................... 55 5 16
Professional fees ....................................................................................... 5 5 5
Technology fees ........................................................................................ 6 7 7
Other expenses ......................................................................................... 35 2 3
Total Expenses 5,049 496 3,598
Net Investment Income (Loss) 27,490 1,340 703
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 404,251 26,821 108,129
Futures contracts ....................................................................................... 4,978 234 –
Options and swaptions ................................................................................. – 1,404 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (29,973) (8,993) (95,296)
Futures contracts ....................................................................................... (24) (8) –
Options and swaptions ................................................................................. – (120) –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 379,232 19,338 12,833
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 406,722 $ 20,678 $ 13,536

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 126 $ 4,659 $ 9,400
Dividends ............................................................................................... 2,230 – –
Withholding tax ........................................................................................ (20) – –
Interest .................................................................................................. 2 – –
Total Income 2,338 4,659 9,400
Expenses:
Management and investment advisory fees ............................................................ 1,450 N/A N/A
Distribution f ees - Class 2 .............................................................................. 219 N/A N/A
Custodian fees .......................................................................................... 3 – –
Directors' expenses ..................................................................................... 7 5 9
Professional fees ....................................................................................... 5 4 4
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 1 – 1
Total Expenses 1,692 16 21
Net Investment Income (Loss) 646 4,643 9,379
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 19,447 – –
Investment transactions in affiliated Funds ............................................................ – 4,664 8,629
Capital gain distributions received from affiliated Funds .............................................. – 2,759 8,883
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 10,090 – –
Investments in affiliated Funds ......................................................................... – 3,355 12,458
Net Realized and Unrealized Gain (Loss) on investments 29,537 10,778 29,970
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 30,183 $ 15,421 $ 39,349

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,373 $ 2,101 $ 828
Total Income 5,373 2,101 828
Expenses:
Shareholder reports - Class 1 ........................................................................... – 1 –
Directors' expenses ..................................................................................... 6 4 3
Professional fees ....................................................................................... 5 4 4
Technology fees ........................................................................................ 7 7 7
Total Expenses 18 16 14
Net Investment Income (Loss) 5,355 2,085 814
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 3,804 1,911 412
Capital gain distributions received from affiliated Funds .............................................. 8,228 4,427 1,807
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 12,276 6,486 2,593
Net Realized and Unrealized Gain (Loss) on investments 24,308 12,824 4,812
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 29,663 $ 14,909 $ 5,626

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,847 $ 123 $ 15,098
Dividends ............................................................................................... – 7,950 –
Interest .................................................................................................. – 1 –
Total Income 1,847 8,074 15,098
Expenses:
Management and investment advisory fees ............................................................ N/A 1,944 1,302
Distribution f ees - Class 2 .............................................................................. N/A 243 372
Custodian fees .......................................................................................... – 3 1
Directors' expenses ..................................................................................... 4 8 14
Professional fees ....................................................................................... 4 5 4
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... – 1 3
Total Expenses 15 2,211 1,703
Net Investment Income (Loss) 1,832 5,863 13,395
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (2,772) (33)
Investment transactions in affiliated Funds ............................................................ 705 – 39,894
Foreign currency transactions .......................................................................... – – (1)
Futures contracts ....................................................................................... – – (69)
Capital gain distributions received from affiliated Funds .............................................. 908 – 16,850
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (38) –
Investments in affiliated Funds ......................................................................... 1,948 – 3,710
Futures contracts ....................................................................................... – – (31)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 3,561 (2,810) 60,320
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,393 $ 3,053 $ 73,715

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 5,015 $ 9,394 $ 4,022
Total Income 5,015 9,394 4,022
Expenses:
Management and investment advisory fees ............................................................ 363 941 273
Distribution f ees - Class 2 .............................................................................. 83 499 78
Custodian fees .......................................................................................... – 1 –
Directors' expenses ..................................................................................... 6 11 5
Professional fees ....................................................................................... 6 6 6
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... – 2 –
Total Expenses 465 1,467 369
Net Investment Income (Loss) 4,550 7,927 3,653
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (7) (28) (5)
Investment transactions in affiliated Funds ............................................................ 6,973 35,353 1,764
Foreign currency transactions .......................................................................... (1) – (1)
Futures contracts ....................................................................................... (63) – (65)
Capital gain distributions received from affiliated Funds .............................................. 2,835 17,087 1,248
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,067 (1,292) 4,559
Futures contracts ....................................................................................... (25) – (25)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 12,779 51,120 7,475
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,329 $ 59,047 $ 11,128

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 8,815 $ 159 $ 56
Dividends ............................................................................................... – – 1,659
Withholding tax ........................................................................................ – – (12)
Interest .................................................................................................. – 5,566 2
Securities lending - net .................................................................................
– 9 25
Total Income 8,815 5,734 1,730
Expenses:
Management and investment advisory fees ............................................................ 1,061 516 1,388
Distribution f ees - Class 2 .............................................................................. 588 N/A 24
Custodian fees .......................................................................................... 1 4 4
Directors' expenses ..................................................................................... 12 5 6
Professional fees ....................................................................................... 6 7 5
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 2 1 1
Total Expenses 1,677 540 1,435
Net Investment Income (Loss) 7,138 5,194 295
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (44) (25) 13,147
Investment transactions in affiliated Funds ............................................................ 28,594 – –
Futures contracts ....................................................................................... – 59 –
Capital gain distributions received from affiliated Funds .............................................. 24,686 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 1,586 10,370
Investments in affiliated Funds ......................................................................... 11,282 – –
Futures contracts ....................................................................................... – 65 –
Net Realized and Unrealized Gain (Loss) on investments and futures 64,518 1,685 23,517
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 71,656 $ 6,879 $ 23,812

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P
500 Index Buffer
April Account
(a)
U.S. LargeCap S&P
500 Index Buffer
January Account
(b)
U.S. LargeCap S&P
500 Index Buffer
July Account
(c)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2 $ 9 $ 8
Dividends ............................................................................................... 416 554 628
Interest .................................................................................................. – 1 1
Total Income 418 564 637
Expenses:
Management and investment advisory fees ............................................................ 262 348 394
Distribution f ees - Class 2 .............................................................................. 95 126 143
Custodian fees .......................................................................................... 1 1 1
Directors' expenses ..................................................................................... 3 3 4
Professional fees ....................................................................................... 4 4 4
Technology fees ........................................................................................ 6 6 7
Other expenses ......................................................................................... 2 5 9
Total Gross Expenses 373 493 562
Less: Reimbursement from Manager - Class 2 ........................................................ 11 10 10
Total Net Expenses 362 483 552
Net Investment Income (Loss) 56 81 85
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,513 3,933 7,352
Options and swaptions ................................................................................. 1,003 910 867
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 2,816 454 611
Options and swaptions ................................................................................. (600) (18) 107
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 4,732 5,279 8,937
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,788 $ 5,360 $ 9,022
(a)
Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.
(b)
Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.
(c)
Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2025

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P
500 Index Buffer
October Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 13
Dividends ................................................................................................................................................... 769
Total Income 782
Expenses:
Management and investment advisory fees ................................................................................................................ 472
Distribution f ees - Class 2 .................................................................................................................................. 171
Custodian fees .............................................................................................................................................. 1
Directors' expenses ......................................................................................................................................... 4
Professional fees ........................................................................................................................................... 4
Technology fees ............................................................................................................................................ 7
Other expenses ............................................................................................................................................. 4
Total Gross Expenses 663
Less: Reimbursement from Manager - Class 2 ............................................................................................................ 9
Total Net Expenses 654
Net Investment Income (Loss) 128
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... 2,942
Options and swaptions ..................................................................................................................................... 1,371
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 2,666
Options and swaptions ..................................................................................................................................... 110
Net Realized and Unrealized Gain (Loss) on investments and options and swaptions 7,089
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,217
(a)
Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ (112) $ (85)
Net realized gain (loss) on investments .............................................................................................. 3,176 566
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(703) 3,330
Net Increase (Decrease) in Net Assets Resulting from Operations 2,361 3,811
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. – –
Total Dividends and Distributions – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(1,582) 3,626
Total Increase (Decrease) in Net Assets 779 7,437
Net Assets
Beginning of period ..................................................................................................................
23,633 16,196
End of period ........................................................................................................................
$ 24,412 $ 23,633
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a), (b)
Dollars:
Sold ................................................................................................... $ 26,711 $ 2,072
Redeemed ...............................................................................................
(4,843) (25,522)
Net Increase (Decrease)
$ 21,868 $ (23,450)
Shares:
Sold ................................................................................................... 1,804 139
Redeemed ...............................................................................................
(296) (1,735)
Net Increase (Decrease)
1,508 (1,596)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... N/A $ 6,681
Redeemed ...............................................................................................
N/A (3,055)
Net Increase (Decrease)
N/A $ 3,626
Shares:
Sold ................................................................................................... N/A 491
Redeemed ...............................................................................................
N/A (219)
Net Increase (Decrease)
N/A 272
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a), (b)
From net investment income and net realized gain on investments ....................................................... $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... N/A $ –
Total Dividends and Distributions
N/A $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
(b)
Period from April 30, 2025, date operations commenced, through December 31, 2025 for Class 2 shares.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 70,652 $ 80,215
Net realized gain (loss) on investments .............................................................................................. (50,345) (50,594)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
114,821 (132)
Net Increase (Decrease) in Net Assets Resulting from Operations 135,128 29,489
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (79,109) (71,809)
Total Dividends and Distributions (79,109) (71,809)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(414,154) (237,675)
Total Increase (Decrease) in Net Assets (358,135) (279,995)
Net Assets
Beginning of period ..................................................................................................................
2,160,284 2,440,279
End of period ........................................................................................................................
$ 1,802,149 $ 2,160,284
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 228,489
Reinvested ......................................................................................................... 79,109
Redeemed ..........................................................................................................
(721,752)
Net Increase (Decrease)
$ (414,154)
Shares:
Sold .............................................................................................................. 24,215
Reinvested ......................................................................................................... 8,407
Redeemed ..........................................................................................................
(76,535)
Net Increase (Decrease)
(43,913)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 339,696
Reinvested ......................................................................................................... 71,809
Redeemed ..........................................................................................................
(649,180)
Net Increase (Decrease)
$ (237,675)
Shares:
Sold .............................................................................................................. 36,541
Reinvested ......................................................................................................... 7,527
Redeemed ..........................................................................................................
(69,268)
Net Increase (Decrease)
(25,200)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (79,109)
Total Dividends and Distributions
$ (79,109)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (71,809)
Total Dividends and Distributions
$ (71,809)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 10,202 $ 8,727
Net realized gain (loss) on investments , futures and swap agreements .............................................................. (1,094) (6,583)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
6,173 (91)
Net Increase (Decrease) in Net Assets Resulting from Operations 15,281 2,053
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (8,750) (6,636)
Total Dividends and Distributions (8,750) (6,636)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
34,900 9,935
Total Increase (Decrease) in Net Assets 41,431 5,352
Net Assets
Beginning of period ..................................................................................................................
204,623 199,271
End of period ........................................................................................................................
$ 246,054 $ 204,623
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 66,382
Reinvested ......................................................................................................... 8,750
Redeemed ..........................................................................................................
(40,232)
Net Increase (Decrease)
$ 34,900
Shares:
Sold .............................................................................................................. 6,883
Reinvested ......................................................................................................... 907
Redeemed ..........................................................................................................
(4,181)
Net Increase (Decrease)
3,609
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 35,483
Reinvested ......................................................................................................... 6,636
Redeemed ..........................................................................................................
(32,184)
Net Increase (Decrease)
$ 9,935
Shares:
Sold .............................................................................................................. 3,717
Reinvested ......................................................................................................... 678
Redeemed ..........................................................................................................
(3,359)
Net Increase (Decrease)
1,036
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (8,750)
Total Dividends and Distributions
$ (8,750)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (6,636)
Total Dividends and Distributions
$ (6,636)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 14,571 $ 15,047
Net realized gain (loss) on investments .............................................................................................. 68,992 73,665
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(20,587) (23,113)
Net Increase (Decrease) in Net Assets Resulting from Operations 62,976 65,599
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (76,586) (33,327)
Total Dividends and Distributions (76,586) (33,327)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(105,078) (147,231)
Total Increase (Decrease) in Net Assets (118,688) (114,959)
Net Assets
Beginning of period ..................................................................................................................
622,231 737,190
End of period ........................................................................................................................
$ 503,543 $ 622,231
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ......................................................................................... $ 803 $ 5,519 $ 100
Reinvested .................................................................................... 5,029 71,556 –
Redeemed .....................................................................................
(4,546) (181,021) (2,518)
Net Increase (Decrease)
$ 1,286 $ (103,946) $ (2,418)
Shares:
Sold ......................................................................................... 53 372 7
Reinvested .................................................................................... 361 5,085 –
Redeemed .....................................................................................
(307) (12,141) (173)
Net Increase (Decrease)
107 (6,684) (166)
Year Ended December 31, 2024
Dollars:
Sold ......................................................................................... $ 1,470 $ 5,208 $ 416
Reinvested .................................................................................... 1,798 31,410 119
Redeemed .....................................................................................
(4,277) (183,131) (244)
Net Increase (Decrease)
$ (1,009) $ (146,513) $ 291
Shares:
Sold ......................................................................................... 100 352 28
Reinvested .................................................................................... 121 2,112 8
Redeemed .....................................................................................
(289) (12,284) (17)
Net Increase (Decrease)
(68) (9,820) 19
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (5,029) $ (71,557) $ –
Total Dividends and Distributions
$ (5,029) $ (71,557) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,798) $ (31,410) $ (119)
Total Dividends and Distributions
$ (1,798) $ (31,410) $ (119)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Adaptive Allocation
Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,951 $ 5,289
Net realized gain (loss) on investments and futures ................................................................................. 1,936 17,103
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
7,082 (2,297)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,969 20,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (20,758) (6,924)
Total Dividends and Distributions (20,758) (6,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(12,243) (19,577)
Total Increase (Decrease) in Net Assets (18,032) (6,406)
Net Assets
Beginning of period ..................................................................................................................
234,916 241,322
End of period ........................................................................................................................
$ 216,884 $ 234,916
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 2,226 –
Reinvested .............................................................................................. 20,758 –
Redeemed ...............................................................................................
(35,216) (11)
Net Increase (Decrease)
$ (12,232) $ (11)
Shares:
Sold ................................................................................................... 183 –
Reinvested .............................................................................................. 1,773 –
Redeemed ...............................................................................................
(2,902) (1)
Net Increase (Decrease)
(946) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 6,292 –
Reinvested .............................................................................................. 6,924 –
Redeemed ...............................................................................................
(32,793) –
Net Increase (Decrease)
$ (19,577) –
Shares:
Sold ................................................................................................... 517 –
Reinvested .............................................................................................. 563 –
Redeemed ...............................................................................................
(2,677) –
Net Increase (Decrease)
(1,597) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (20,758) $ –
Total Dividends and Distributions
$ (20,758) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (6,924) $ –
Total Dividends and Distributions
$ (6,924) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Strategic Allocation
Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 2,504 $ 2,730
Net realized gain (loss) on investments .............................................................................................. 11,319 9,293
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(2,974) (1,075)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,849 10,948
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (10,301) (5,495)
Total Dividends and Distributions (10,301) (5,495)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(25,463) (27,049)
Total Increase (Decrease) in Net Assets (24,915) (21,596)
Net Assets
Beginning of period ..................................................................................................................
112,532 134,128
End of period ........................................................................................................................
$ 87,617 $ 112,532
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 1,467 –
Reinvested .............................................................................................. 10,301 –
Redeemed ...............................................................................................
(37,221) (10)
Net Increase (Decrease)
$ (25,453) $ (10)
Shares:
Sold ................................................................................................... 120 –
Reinvested .............................................................................................. 866 –
Redeemed ...............................................................................................
(3,015) (1)
Net Increase (Decrease)
(2,029) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 3,196 –
Reinvested .............................................................................................. 5,494 1
Redeemed ...............................................................................................
(35,740) –
Net Increase (Decrease)
$ (27,050) $ 1
Shares:
Sold ................................................................................................... 261 –
Reinvested .............................................................................................. 452 –
Redeemed ...............................................................................................
(2,936) –
Net Increase (Decrease)
(2,223) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (10,301) $ –
Total Dividends and Distributions
$ (10,301) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,494) $ (1)
Total Dividends and Distributions
$ (5,494) $ (1)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Growth Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 46,230 $ 54,059
Net realized gain (loss) on investments .............................................................................................. 354,689 410,514
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(138,029) (123,795)
Net Increase (Decrease) in Net Assets Resulting from Operations 262,890 340,778
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (374,385) (134,538)
Total Dividends and Distributions (374,385) (134,538)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(419,675) (899,482)
Total Increase (Decrease) in Net Assets (531,170) (693,242)
Net Assets
Beginning of period ..................................................................................................................
2,383,994 3,077,236
End of period ........................................................................................................................
$ 1,852,824 $ 2,383,994
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 10,507 $ 16
Reinvested .............................................................................................. 374,385 –
Redeemed ...............................................................................................
(803,471) (1,112)
Net Increase (Decrease)
$ (418,579) $ (1,096)
Shares:
Sold ................................................................................................... 564 1
Reinvested .............................................................................................. 22,365 –
Redeemed ...............................................................................................
(43,712) (62)
Net Increase (Decrease)
(20,783) (61)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 79,775 $ 793
Reinvested .............................................................................................. 134,479 59
Redeemed ...............................................................................................
(1,114,544) (44)
Net Increase (Decrease)
$ (900,290) $ 808
Shares:
Sold ................................................................................................... 4,326 44
Reinvested .............................................................................................. 7,341 3
Redeemed ...............................................................................................
(60,309) (2)
Net Increase (Decrease)
(48,642) 45
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (374,385) $ –
Total Dividends and Distributions
$ (374,385) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (134,479) $ (59)
Total Dividends and Distributions
$ (134,479) $ (59)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Adaptive Allocation
Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 34,672 $ 31,935
Net realized gain (loss) on investments and futures ................................................................................. 21,941 106,349
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
46,224 18,221
Net Increase (Decrease) in Net Assets Resulting from Operations 102,837 156,505
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (132,936) (48,169)
Total Dividends and Distributions (132,936) (48,169)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(65,578) 111
Total Increase (Decrease) in Net Assets (95,677) 108,447
Net Assets
Beginning of period ..................................................................................................................
1,548,797 1,440,350
End of period ........................................................................................................................
$ 1,453,120 $ 1,548,797
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 6,951 –
Reinvested .............................................................................................. 132,936 –
Redeemed ...............................................................................................
(205,453) (12)
Net Increase (Decrease)
$ (65,566) $ (12)
Shares:
Sold ................................................................................................... 527 –
Reinvested .............................................................................................. 10,443 –
Redeemed ...............................................................................................
(15,656) (1)
Net Increase (Decrease)
(4,686) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 61,654 –
Reinvested .............................................................................................. 48,169 –
Redeemed ...............................................................................................
(109,712) –
Net Increase (Decrease)
$ 111 –
Shares:
Sold ................................................................................................... 4,727 –
Reinvested .............................................................................................. 3,644 –
Redeemed ...............................................................................................
(8,285) –
Net Increase (Decrease)
86 –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (132,936) $ –
Total Dividends and Distributions
$ (132,936) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (48,169) $ –
Total Dividends and Distributions
$ (48,169) $ –
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Strategic Allocation
Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 4,985 $ 5,399
Net realized gain (loss) on investments .............................................................................................. 32,453 26,535
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(9,890) (2,170)
Net Increase (Decrease) in Net Assets Resulting from Operations 27,548 29,764
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (25,917) (13,836)
Total Dividends and Distributions (25,917) (13,836)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(48,819) (66,029)
Total Increase (Decrease) in Net Assets (47,188) (50,101)
Net Assets
Beginning of period ..................................................................................................................
243,349 293,450
End of period ........................................................................................................................
$ 196,161 $ 243,349
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 3,424 –
Reinvested .............................................................................................. 25,917 –
Redeemed ...............................................................................................
(78,148) (12)
Net Increase (Decrease)
$ (48,807) $ (12)
Shares:
Sold ................................................................................................... 258 –
Reinvested .............................................................................................. 1,998 –
Redeemed ...............................................................................................
(5,806) (1)
Net Increase (Decrease)
(3,550) (1)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 26,949 –
Reinvested .............................................................................................. 13,835 1
Redeemed ...............................................................................................
(106,814) –
Net Increase (Decrease)
$ (66,030) $ 1
Shares:
Sold ................................................................................................... 2,013 –
Reinvested .............................................................................................. 1,051 –
Redeemed ...............................................................................................
(8,032) –
Net Increase (Decrease)
(4,968) –
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (25,917) $ –
Total Dividends and Distributions
$ (25,917) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (13,835) $ (1)
Total Dividends and Distributions
$ (13,835) $ (1)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,765 $ 5,561
Net realized gain (loss) on investments .............................................................................................. 13,194 12,556
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
58 (1,769)
Net Increase (Decrease) in Net Assets Resulting from Operations 19,017 16,348
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (15,111) (9,381)
Total Dividends and Distributions (15,111) (9,381)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(38,199) (39,628)
Total Increase (Decrease) in Net Assets (34,293) (32,661)
Net Assets
Beginning of period ..................................................................................................................
214,392 247,053
End of period ........................................................................................................................
$ 180,099 $ 214,392
Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ................................................................................................... $ 13,695 –
Reinvested .............................................................................................. 15,111 –
Redeemed ...............................................................................................
(66,840) (165)
Net Increase (Decrease)
$ (38,034) $ (165)
Shares:
Sold ................................................................................................... 1,042 –
Reinvested .............................................................................................. 1,167 –
Redeemed ...............................................................................................
(5,087) (12)
Net Increase (Decrease)
(2,878) (12)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 27,116 $ 74
Reinvested .............................................................................................. 9,377 4
Redeemed ...............................................................................................
(76,195) (4)
Net Increase (Decrease)
$ (39,702) $ 74
Shares:
Sold ................................................................................................... 2,098 5
Reinvested .............................................................................................. 719 –
Redeemed ...............................................................................................
(5,886) –
Net Increase (Decrease)
(3,069) 5
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ....................................................... $ (15,111) $ –
Total Dividends and Distributions
$ (15,111) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (9,377) $ (4)
Total Dividends and Distributions
$ (9,377) $ (4)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 4,625 $ 4,092
Net realized gain (loss) on investments and foreign currencies ..................................................................... 37,982 21,407
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
33,063 (12,916)
Net Increase (Decrease) in Net Assets Resulting from Operations 75,670 12,583
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (21,826) (8,034)
Total Dividends and Distributions (21,826) (8,034)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(42,901) (15,276)
Total Increase (Decrease) in Net Assets 10,943 (10,727)
Net Assets
Beginning of period ..................................................................................................................
245,348 256,075
End of period ........................................................................................................................
$ 256,291 $ 245,348
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 23,005
Reinvested ......................................................................................................... 21,826
Redeemed ..........................................................................................................
(87,732)
Net Increase (Decrease)
$ (42,901)
Shares:
Sold .............................................................................................................. 1,279
Reinvested ......................................................................................................... 1,188
Redeemed ..........................................................................................................
(4,774)
Net Increase (Decrease)
(2,307)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 16,604
Reinvested ......................................................................................................... 8,034
Redeemed ..........................................................................................................
(39,914)
Net Increase (Decrease)
$ (15,276)
Shares:
Sold .............................................................................................................. 1,014
Reinvested ......................................................................................................... 486
Redeemed ..........................................................................................................
(2,433)
Net Increase (Decrease)
(933)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (21,826)
Total Dividends and Distributions
$ (21,826)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (8,034)
Total Dividends and Distributions
$ (8,034)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Account
Year Ended
December 31, 2025
(a)
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 10,907 $ 12,921
Net realized gain (loss) on investments .............................................................................................. 45,715 72,860
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
45,059 14,740
Net Increase (Decrease) in Net Assets Resulting from Operations 101,681 100,521
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (79,474) (21,125)
Total Dividends and Distributions (79,474) (21,125)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(33,795) (53,326)
Total Increase (Decrease) in Net Assets (11,588) 26,070
Net Assets
Beginning of period ..................................................................................................................
691,072 665,002
End of period ........................................................................................................................
$ 679,484 $ 691,072
Class 1 Class 2 Class 3
Capital Share Transactions:
Year Ended December 31, 2025
(a)
Dollars:
Sold ......................................................................................... $ 48,224 $ 14,518 $ 790
Reinvested .................................................................................... 69,634 9,840 –
Redeemed .....................................................................................
(162,230) (11,787) (2,784)
Net Increase (Decrease)
$ (44,372) $ 12,571 $ (1,994)
Shares:
Sold ......................................................................................... 1,548 469 25
Reinvested .................................................................................... 2,256 324 –
Redeemed .....................................................................................
(5,158) (383) (93)
Net Increase (Decrease)
(1,354) 410 (68)
Year Ended December 31, 2024
Dollars:
Sold ......................................................................................... $ 30,615 $ 5,315 $ 1,360
Reinvested .................................................................................... 19,040 2,029 56
Redeemed .....................................................................................
(104,378) (6,739) (624)
Net Increase (Decrease)
$ (54,723) $ 605 $ 792
Shares:
Sold ......................................................................................... 1,031 177 45
Reinvested .................................................................................... 625 68 2
Redeemed .....................................................................................
(3,458) (229) (20)
Net Increase (Decrease)
(1,802) 16 27
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
(a)
From net investment income and net realized gain on investments ............................................. $ (69,634) $ (9,840) $ –
Total Dividends and Distributions
$ (69,634) $ (9,840) $ –
Year Ended December 31, 2024
From net investment income and net realized gain on investments ............................................. $ (19,040) $ (2,029) $ (56)
Total Dividends and Distributions
$ (19,040) $ (2,029) $ (56)
(a)
Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 906 $ 839
Net realized gain (loss) on investments and foreign currencies ..................................................................... 7,737 3,926
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
14,674 (313)
Net Increase (Decrease) in Net Assets Resulting from Operations 23,317 4,452
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,303) (1,362)
Total Dividends and Distributions (1,303) (1,362)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(5,884) (5,022)
Total Increase (Decrease) in Net Assets 16,130 (1,932)
Net Assets
Beginning of period ..................................................................................................................
65,475 67,407
End of period ........................................................................................................................
$ 81,605 $ 65,475
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 7,352
Reinvested ......................................................................................................... 1,303
Redeemed ..........................................................................................................
(14,539)
Net Increase (Decrease)
$ (5,884)
Shares:
Sold .............................................................................................................. 408
Reinvested ......................................................................................................... 67
Redeemed ..........................................................................................................
(802)
Net Increase (Decrease)
(327)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 4,726
Reinvested ......................................................................................................... 1,362
Redeemed ..........................................................................................................
(11,110)
Net Increase (Decrease)
$ (5,022)
Shares:
Sold .............................................................................................................. 308
Reinvested ......................................................................................................... 89
Redeemed ..........................................................................................................
(717)
Net Increase (Decrease)
(320)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (1,303)
Total Dividends and Distributions
$ (1,303)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,362)
Total Dividends and Distributions
$ (1,362)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Government & High Quality Bond
Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 4,282 $ 3,903
Net realized gain (loss) on investments and futures ................................................................................. (2,112) (3,382)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
6,130 304
Net Increase (Decrease) in Net Assets Resulting from Operations 8,300 825
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (3,876) (3,581)
Total Dividends and Distributions (3,876) (3,581)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(8,681) (7,578)
Total Increase (Decrease) in Net Assets (4,257) (10,334)
Net Assets
Beginning of period ..................................................................................................................
111,374 121,708
End of period ........................................................................................................................
$ 107,117 $ 111,374
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 14,225
Reinvested ......................................................................................................... 3,876
Redeemed ..........................................................................................................
(26,782)
Net Increase (Decrease)
$ (8,681)
Shares:
Sold .............................................................................................................. 1,682
Reinvested ......................................................................................................... 456
Redeemed ..........................................................................................................
(3,169)
Net Increase (Decrease)
(1,031)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 11,650
Reinvested ......................................................................................................... 3,581
Redeemed ..........................................................................................................
(22,809)
Net Increase (Decrease)
$ (7,578)
Shares:
Sold .............................................................................................................. 1,396
Reinvested ......................................................................................................... 418
Redeemed ..........................................................................................................
(2,733)
Net Increase (Decrease)
(919)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (3,876)
Total Dividends and Distributions
$ (3,876)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (3,581)
Total Dividends and Distributions
$ (3,581)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ (980) $ (621)
Net realized gain (loss) on investments and futures ................................................................................. 115,709 104,008
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(49,525) 36,695
Net Increase (Decrease) in Net Assets Resulting from Operations 65,204 140,082
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (93,536) (30,731)
Total Dividends and Distributions (93,536) (30,731)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
536 (44,213)
Total Increase (Decrease) in Net Assets (27,796) 65,138
Net Assets
Beginning of period ..................................................................................................................
645,210 580,072
End of period ........................................................................................................................
$ 617,414 $ 645,210
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 40,313
Reinvested ......................................................................................................... 93,536
Redeemed ..........................................................................................................
(133,313)
Net Increase (Decrease)
$ 536
Shares:
Sold .............................................................................................................. 844
Reinvested ......................................................................................................... 2,047
Redeemed ..........................................................................................................
(2,771)
Net Increase (Decrease)
120
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 44,420
Reinvested ......................................................................................................... 30,731
Redeemed ..........................................................................................................
(119,364)
Net Increase (Decrease)
$ (44,213)
Shares:
Sold .............................................................................................................. 976
Reinvested ......................................................................................................... 675
Redeemed ..........................................................................................................
(2,606)
Net Increase (Decrease)
(955)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (93,536)
Total Dividends and Distributions
$ (93,536)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (30,731)
Total Dividends and Distributions
$ (30,731)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 27,490 $ 33,695
Net realized gain (loss) on investments and futures ................................................................................. 409,229 528,056
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
(29,997) 60,470
Net Increase (Decrease) in Net Assets Resulting from Operations 406,722 622,221
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (451,260) (204,909)
Total Dividends and Distributions (451,260) (204,909)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(199,214) (570,897)
Total Increase (Decrease) in Net Assets (243,752) (153,585)
Net Assets
Beginning of period ..................................................................................................................
2,633,906 2,787,491
End of period ........................................................................................................................
$ 2,390,154 $ 2,633,906
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 225,218 $ 6,832
Reinvested .............................................................................................. 437,683 13,577
Redeemed ...............................................................................................
(871,675) (10,849)
Net Increase (Decrease)
$ (208,774) $ 9,560
Shares:
Sold ................................................................................................... 9,108 277
Reinvested .............................................................................................. 18,776 597
Redeemed ...............................................................................................
(34,905) (443)
Net Increase (Decrease)
(7,021) 431
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 181,051 $ 12,721
Reinvested .............................................................................................. 200,078 4,831
Redeemed ...............................................................................................
(960,688) (8,890)
Net Increase (Decrease)
$ (579,559) $ 8,662
Shares:
Sold ................................................................................................... 7,451 534
Reinvested .............................................................................................. 8,410 208
Redeemed ...............................................................................................
(39,491) (372)
Net Increase (Decrease)
(23,630) 370
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (437,683) $ (13,577)
Total Dividends and Distributions
$ (437,683) $ (13,577)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (200,078) $ (4,831)
Total Dividends and Distributions
$ (200,078) $ (4,831)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed Volatility
Index Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 1,340 $ 2,029
Net realized gain (loss) on investments , futures and options and swaptions ........................................................ 28,459 38,483
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .........................
(9,121) (6,086)
Net Increase (Decrease) in Net Assets Resulting from Operations 20,678 34,426
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (29,943) (18,687)
Total Dividends and Distributions (29,943) (18,687)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(19,656) (46,279)
Total Increase (Decrease) in Net Assets (28,921) (30,540)
Net Assets
Beginning of period ..................................................................................................................
147,935 178,475
End of period ........................................................................................................................
$ 119,014 $ 147,935
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 9,133
Reinvested ......................................................................................................... 29,943
Redeemed ..........................................................................................................
(58,732)
Net Increase (Decrease)
$ (19,656)
Shares:
Sold .............................................................................................................. 541
Reinvested ......................................................................................................... 1,996
Redeemed ..........................................................................................................
(3,466)
Net Increase (Decrease)
(929)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 10,119
Reinvested ......................................................................................................... 18,687
Redeemed ..........................................................................................................
(75,085)
Net Increase (Decrease)
$ (46,279)
Shares:
Sold .............................................................................................................. 576
Reinvested ......................................................................................................... 1,136
Redeemed ..........................................................................................................
(4,321)
Net Increase (Decrease)
(2,609)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (29,943)
Total Dividends and Distributions
$ (29,943)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (18,687)
Total Dividends and Distributions
$ (18,687)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 703 $ 1,901
Net realized gain (loss) on investments .............................................................................................. 108,129 87,732
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(95,296) 28,524
Net Increase (Decrease) in Net Assets Resulting from Operations 13,536 118,157
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (78,835) (56,394)
Total Dividends and Distributions (78,835) (56,394)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(47,030) 17,899
Total Increase (Decrease) in Net Assets (112,329) 79,662
Net Assets
Beginning of period ..................................................................................................................
694,392 614,730
End of period ........................................................................................................................
$ 582,063 $ 694,392
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 23,079 $ 3,686
Reinvested .............................................................................................. 72,610 6,225
Redeemed ...............................................................................................
(147,955) (4,675)
Net Increase (Decrease)
$ (52,266) $ 5,236
Shares:
Sold ................................................................................................... 340 56
Reinvested .............................................................................................. 1,094 96
Redeemed ...............................................................................................
(2,162) (71)
Net Increase (Decrease)
(728) 81
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 73,092 $ 4,143
Reinvested .............................................................................................. 52,321 4,073
Redeemed ...............................................................................................
(110,791) (4,939)
Net Increase (Decrease)
$ 14,622 $ 3,277
Shares:
Sold ................................................................................................... 1,051 61
Reinvested .............................................................................................. 788 62
Redeemed ...............................................................................................
(1,609) (73)
Net Increase (Decrease)
230 50
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (72,610) $ (6,225)
Total Dividends and Distributions
$ (72,610) $ (6,225)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (52,321) $ (4,073)
Total Dividends and Distributions
$ (52,321) $ (4,073)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 646 $ 1,028
Net realized gain (loss) on investments .............................................................................................. 19,447 20,999
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
10,090 23,672
Net Increase (Decrease) in Net Assets Resulting from Operations 30,183 45,699
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (19,544) (7,828)
Total Dividends and Distributions (19,544) (7,828)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
13,987 404
Total Increase (Decrease) in Net Assets 24,626 38,275
Net Assets
Beginning of period ..................................................................................................................
221,600 183,325
End of period ........................................................................................................................
$ 246,226 $ 221,600
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 11,941 $ 16,701
Reinvested .............................................................................................. 12,022 7,522
Redeemed ...............................................................................................
(26,537) (7,662)
Net Increase (Decrease)
$ (2,574) $ 16,561
Shares:
Sold ................................................................................................... 284 399
Reinvested .............................................................................................. 275 177
Redeemed ...............................................................................................
(614) (180)
Net Increase (Decrease)
(55) 396
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 6,747 $ 19,832
Reinvested .............................................................................................. 5,479 2,349
Redeemed ...............................................................................................
(28,844) (5,159)
Net Increase (Decrease)
$ (16,618) $ 17,022
Shares:
Sold ................................................................................................... 167 491
Reinvested .............................................................................................. 136 59
Redeemed ...............................................................................................
(717) (130)
Net Increase (Decrease)
(414) 420
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (12,022) $ (7,522)
Total Dividends and Distributions
$ (12,022) $ (7,522)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (5,479) $ (2,349)
Total Dividends and Distributions
$ (5,479) $ (2,349)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 4,643 $ 4,186
Net realized gain (loss) on investments .............................................................................................. 7,423 7,107
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
3,355 (711)
Net Increase (Decrease) in Net Assets Resulting from Operations 15,421 10,582
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (9,896) (6,018)
Total Dividends and Distributions (9,896) (6,018)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(11,385) (11,205)
Total Increase (Decrease) in Net Assets (5,860) (6,641)
Net Assets
Beginning of period ..................................................................................................................
145,432 152,073
End of period ........................................................................................................................
$ 139,572 $ 145,432
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 21,229
Reinvested ......................................................................................................... 9,896
Redeemed ..........................................................................................................
(42,510)
Net Increase (Decrease)
$ (11,385)
Shares:
Sold .............................................................................................................. 1,607
Reinvested ......................................................................................................... 751
Redeemed ..........................................................................................................
(3,196)
Net Increase (Decrease)
(838)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 20,028
Reinvested ......................................................................................................... 6,018
Redeemed ..........................................................................................................
(37,251)
Net Increase (Decrease)
$ (11,205)
Shares:
Sold .............................................................................................................. 1,539
Reinvested ......................................................................................................... 464
Redeemed ..........................................................................................................
(2,892)
Net Increase (Decrease)
(889)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (9,896)
Total Dividends and Distributions
$ (9,896)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (6,018)
Total Dividends and Distributions
$ (6,018)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 9,379 $ 7,326
Net realized gain (loss) on investments .............................................................................................. 17,512 16,864
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
12,458 822
Net Increase (Decrease) in Net Assets Resulting from Operations 39,349 25,012
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (22,194) (9,364)
Total Dividends and Distributions (22,194) (9,364)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
18,376 5,007
Total Increase (Decrease) in Net Assets 35,531 20,655
Net Assets
Beginning of period ..................................................................................................................
296,715 276,060
End of period ........................................................................................................................
$ 332,246 $ 296,715
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 52,504
Reinvested ......................................................................................................... 22,194
Redeemed ..........................................................................................................
(56,322)
Net Increase (Decrease)
$ 18,376
Shares:
Sold .............................................................................................................. 3,717
Reinvested ......................................................................................................... 1,562
Redeemed ..........................................................................................................
(3,960)
Net Increase (Decrease)
1,319
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 59,389
Reinvested ......................................................................................................... 9,364
Redeemed ..........................................................................................................
(63,746)
Net Increase (Decrease)
$ 5,007
Shares:
Sold .............................................................................................................. 4,394
Reinvested ......................................................................................................... 683
Redeemed ..........................................................................................................
(4,705)
Net Increase (Decrease)
372
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (22,194)
Total Dividends and Distributions
$ (22,194)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (9,364)
Total Dividends and Distributions
$ (9,364)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,355 $ 3,310
Net realized gain (loss) on investments .............................................................................................. 12,032 11,690
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
12,276 2,339
Net Increase (Decrease) in Net Assets Resulting from Operations 29,663 17,339
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (14,146) (5,065)
Total Dividends and Distributions (14,146) (5,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
38,280 12,344
Total Increase (Decrease) in Net Assets 53,797 24,618
Net Assets
Beginning of period ..................................................................................................................
175,508 150,890
End of period ........................................................................................................................
$ 229,305 $ 175,508
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 48,359
Reinvested ......................................................................................................... 14,146
Redeemed ..........................................................................................................
(24,225)
Net Increase (Decrease)
$ 38,280
Shares:
Sold .............................................................................................................. 2,576
Reinvested ......................................................................................................... 743
Redeemed ..........................................................................................................
(1,283)
Net Increase (Decrease)
2,036
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 37,395
Reinvested ......................................................................................................... 5,065
Redeemed ..........................................................................................................
(30,116)
Net Increase (Decrease)
$ 12,344
Shares:
Sold .............................................................................................................. 2,110
Reinvested ......................................................................................................... 283
Redeemed ..........................................................................................................
(1,714)
Net Increase (Decrease)
679
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (14,146)
Total Dividends and Distributions
$ (14,146)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (5,065)
Total Dividends and Distributions
$ (5,065)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 2,085 $ 1,255
Net realized gain (loss) on investments .............................................................................................. 6,338 6,315
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
6,486 2,020
Net Increase (Decrease) in Net Assets Resulting from Operations 14,909 9,590
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (7,164) (2,370)
Total Dividends and Distributions (7,164) (2,370)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
10,432 4,435
Total Increase (Decrease) in Net Assets 18,177 11,655
Net Assets
Beginning of period ..................................................................................................................
82,359 70,704
End of period ........................................................................................................................
$ 100,536 $ 82,359
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 18,971
Reinvested ......................................................................................................... 7,164
Redeemed ..........................................................................................................
(15,703)
Net Increase (Decrease)
$ 10,432
Shares:
Sold .............................................................................................................. 1,023
Reinvested ......................................................................................................... 380
Redeemed ..........................................................................................................
(837)
Net Increase (Decrease)
566
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 18,056
Reinvested ......................................................................................................... 2,370
Redeemed ..........................................................................................................
(15,991)
Net Increase (Decrease)
$ 4,435
Shares:
Sold .............................................................................................................. 1,039
Reinvested ......................................................................................................... 135
Redeemed ..........................................................................................................
(917)
Net Increase (Decrease)
257
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (7,164)
Total Dividends and Distributions
$ (7,164)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (2,370)
Total Dividends and Distributions
$ (2,370)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 814 $ 430
Net realized gain (loss) on investments .............................................................................................. 2,219 2,037
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
2,593 465
Net Increase (Decrease) in Net Assets Resulting from Operations 5,626 2,932
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (2,338) (697)
Total Dividends and Distributions (2,338) (697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
7,587 5,877
Total Increase (Decrease) in Net Assets 10,875 8,112
Net Assets
Beginning of period ..................................................................................................................
29,544 21,432
End of period ........................................................................................................................
$ 40,419 $ 29,544
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 12,416
Reinvested ......................................................................................................... 2,338
Redeemed ..........................................................................................................
(7,167)
Net Increase (Decrease)
$ 7,587
Shares:
Sold .............................................................................................................. 680
Reinvested ......................................................................................................... 126
Redeemed ..........................................................................................................
(394)
Net Increase (Decrease)
412
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 10,266
Reinvested ......................................................................................................... 697
Redeemed ..........................................................................................................
(5,086)
Net Increase (Decrease)
$ 5,877
Shares:
Sold .............................................................................................................. 603
Reinvested ......................................................................................................... 41
Redeemed ..........................................................................................................
(301)
Net Increase (Decrease)
343
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (2,338)
Total Dividends and Distributions
$ (2,338)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (697)
Total Dividends and Distributions
$ (697)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 1,832 $ 1,627
Net realized gain (loss) on investments .............................................................................................. 1,613 1,436
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
1,948 335
Net Increase (Decrease) in Net Assets Resulting from Operations 5,393 3,398
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (3,008) (1,531)
Total Dividends and Distributions (3,008) (1,531)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(1,356) (4,204)
Total Increase (Decrease) in Net Assets 1,029 (2,337)
Net Assets
Beginning of period ..................................................................................................................
53,521 55,858
End of period ........................................................................................................................
$ 54,550 $ 53,521
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 10,672
Reinvested ......................................................................................................... 3,008
Redeemed ..........................................................................................................
(15,036)
Net Increase (Decrease)
$ (1,356)
Shares:
Sold .............................................................................................................. 906
Reinvested ......................................................................................................... 255
Redeemed ..........................................................................................................
(1,272)
Net Increase (Decrease)
(111)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 11,705
Reinvested ......................................................................................................... 1,531
Redeemed ..........................................................................................................
(17,440)
Net Increase (Decrease)
$ (4,204)
Shares:
Sold .............................................................................................................. 1,020
Reinvested ......................................................................................................... 133
Redeemed ..........................................................................................................
(1,536)
Net Increase (Decrease)
(383)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (3,008)
Total Dividends and Distributions
$ (3,008)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,531)
Total Dividends and Distributions
$ (1,531)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,863 $ 3,832
Net realized gain (loss) on investments .............................................................................................. (2,772) 9,012
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(38) (9,966)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,053 2,878
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (12,924) (8,016)
Total Dividends and Distributions (12,924) (8,016)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
2,637 106,128
Total Increase (Decrease) in Net Assets (7,234) 100,990
Net Assets
Beginning of period ..................................................................................................................
255,349 154,359
End of period ........................................................................................................................
$ 248,115 $ 255,349
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 19,390 $ 18,139
Reinvested .............................................................................................. 8,049 4,875
Redeemed ...............................................................................................
(24,400) (23,416)
Net Increase (Decrease)
$ 3,039 $ (402)
Shares:
Sold ................................................................................................... 1,066 994
Reinvested .............................................................................................. 447 271
Redeemed ...............................................................................................
(1,335) (1,278)
Net Increase (Decrease)
178 (13)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 36,261 $ 96,526
Reinvested .............................................................................................. 7,467 549
Redeemed ...............................................................................................
(31,272) (3,403)
Net Increase (Decrease)
$ 12,456 $ 93,672
Shares:
Sold ................................................................................................... 1,940 5,054
Reinvested .............................................................................................. 380 28
Redeemed ...............................................................................................
(1,702) (187)
Net Increase (Decrease)
618 4,895
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (8,049) $ (4,875)
Total Dividends and Distributions
$ (8,049) $ (4,875)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (7,467) $ (549)
Total Dividends and Distributions
$ (7,467) $ (549)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 13,395 $ 12,968
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 56,641 45,515
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
3,679 12,560
Net Increase (Decrease) in Net Assets Resulting from Operations 73,715 71,043
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (54,290) (11,726)
Total Dividends and Distributions (54,290) (11,726)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(43,015) (64,894)
Total Increase (Decrease) in Net Assets (23,590) (5,577)
Net Assets
Beginning of period ..................................................................................................................
585,007 590,584
End of period ........................................................................................................................
$ 561,417 $ 585,007
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 18,640 $ 4,942
Reinvested .............................................................................................. 39,831 14,458
Redeemed ...............................................................................................
(98,110) (22,776)
Net Increase (Decrease)
$ (39,639) $ (3,376)
Shares:
Sold ................................................................................................... 1,191 323
Reinvested .............................................................................................. 2,595 961
Redeemed ...............................................................................................
(6,264) (1,500)
Net Increase (Decrease)
(2,478) (216)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 25,724 $ 6,641
Reinvested .............................................................................................. 9,035 2,691
Redeemed ...............................................................................................
(94,113) (14,872)
Net Increase (Decrease)
$ (59,354) $ (5,540)
Shares:
Sold ................................................................................................... 1,730 458
Reinvested .............................................................................................. 601 182
Redeemed ...............................................................................................
(6,349) (1,030)
Net Increase (Decrease)
(4,018) (390)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (39,832) $ (14,458)
Total Dividends and Distributions
$ (39,832) $ (14,458)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (9,035) $ (2,691)
Total Dividends and Distributions
$ (9,035) $ (2,691)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 4,550 $ 4,417
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 9,737 6,002
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
3,042 3,733
Net Increase (Decrease) in Net Assets Resulting from Operations 17,329 14,152
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (8,023) (4,161)
Total Dividends and Distributions (8,023) (4,161)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(11,192) (11,997)
Total Increase (Decrease) in Net Assets (1,886) (2,006)
Net Assets
Beginning of period ..................................................................................................................
163,367 165,373
End of period ........................................................................................................................
$ 161,481 $ 163,367
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 13,603 $ 2,396
Reinvested .............................................................................................. 6,330 1,693
Redeemed ...............................................................................................
(31,714) (3,500)
Net Increase (Decrease)
$ (11,781) $ 589
Shares:
Sold ................................................................................................... 1,112 204
Reinvested .............................................................................................. 517 141
Redeemed ...............................................................................................
(2,613) (294)
Net Increase (Decrease)
(984) 51
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 16,146 $ 2,500
Reinvested .............................................................................................. 3,393 768
Redeemed ...............................................................................................
(29,788) (5,016)
Net Increase (Decrease)
$ (10,249) $ (1,748)
Shares:
Sold ................................................................................................... 1,381 220
Reinvested .............................................................................................. 289 66
Redeemed ...............................................................................................
(2,565) (442)
Net Increase (Decrease)
(895) (156)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (6,330) $ (1,693)
Total Dividends and Distributions
$ (6,330) $ (1,693)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,393) $ (768)
Total Dividends and Distributions
$ (3,393) $ (768)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 7,927 $ 6,631
Net realized gain (loss) on investments .............................................................................................. 52,412 36,247
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(1,292) 14,369
Net Increase (Decrease) in Net Assets Resulting from Operations 59,047 57,247
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (35,479) (5,689)
Total Dividends and Distributions (35,479) (5,689)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(4,819) (29,611)
Total Increase (Decrease) in Net Assets 18,749 21,947
Net Assets
Beginning of period ..................................................................................................................
408,407 386,460
End of period ........................................................................................................................
$ 427,156 $ 408,407
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 15,697 $ 4,611
Reinvested .............................................................................................. 18,269 17,210
Redeemed ...............................................................................................
(40,325) (20,281)
Net Increase (Decrease)
$ (6,359) $ 1,540
Shares:
Sold ................................................................................................... 676 204
Reinvested .............................................................................................. 794 766
Redeemed ...............................................................................................
(1,755) (895)
Net Increase (Decrease)
(285) 75
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 17,304 $ 5,556
Reinvested .............................................................................................. 3,215 2,474
Redeemed ...............................................................................................
(40,062) (18,098)
Net Increase (Decrease)
$ (19,543) $ (10,068)
Shares:
Sold ................................................................................................... 805 265
Reinvested .............................................................................................. 147 116
Redeemed ...............................................................................................
(1,845) (866)
Net Increase (Decrease)
(893) (485)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (18,269) $ (17,210)
Total Dividends and Distributions
$ (18,269) $ (17,210)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,215) $ (2,474)
Total Dividends and Distributions
$ (3,215) $ (2,474)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 3,653 $ 4,089
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 2,941 2,941
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
4,534 1,632
Net Increase (Decrease) in Net Assets Resulting from Operations 11,128 8,662
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (4,088) (3,952)
Total Dividends and Distributions (4,088) (3,952)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(18,428) (13,503)
Total Increase (Decrease) in Net Assets (11,388) (8,793)
Net Assets
Beginning of period ..................................................................................................................
127,238 136,031
End of period ........................................................................................................................
$ 115,850 $ 127,238
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 5,039 $ 2,266
Reinvested .............................................................................................. 3,045 1,043
Redeemed ...............................................................................................
(22,420) (7,401)
Net Increase (Decrease)
$ (14,336) $ (4,092)
Shares:
Sold ................................................................................................... 438 201
Reinvested .............................................................................................. 261 91
Redeemed ...............................................................................................
(1,955) (660)
Net Increase (Decrease)
(1,256) (368)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 8,631 $ 2,446
Reinvested .............................................................................................. 2,947 1,005
Redeemed ...............................................................................................
(20,263) (8,269)
Net Increase (Decrease)
$ (8,685) $ (4,818)
Shares:
Sold ................................................................................................... 778 223
Reinvested .............................................................................................. 262 91
Redeemed ...............................................................................................
(1,829) (754)
Net Increase (Decrease)
(789) (440)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (3,045) $ (1,043)
Total Dividends and Distributions
$ (3,045) $ (1,043)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (2,947) $ (1,005)
Total Dividends and Distributions
$ (2,947) $ (1,005)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 7,138 $ 5,887
Net realized gain (loss) on investments .............................................................................................. 53,236 37,745
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
11,282 23,552
Net Increase (Decrease) in Net Assets Resulting from Operations 71,656 67,184
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (40,427) (4,374)
Total Dividends and Distributions (40,427) (4,374)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
9,893 (12,219)
Total Increase (Decrease) in Net Assets 41,122 50,591
Net Assets
Beginning of period ..................................................................................................................
450,658 400,067
End of period ........................................................................................................................
$ 491,780 $ 450,658
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 20,368 $ 8,054
Reinvested .............................................................................................. 19,768 20,658
Redeemed ...............................................................................................
(41,659) (17,296)
Net Increase (Decrease)
$ (1,523) $ 11,416
Shares:
Sold ................................................................................................... 744 298
Reinvested .............................................................................................. 716 765
Redeemed ...............................................................................................
(1,527) (643)
Net Increase (Decrease)
(67) 420
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 20,237 $ 8,759
Reinvested .............................................................................................. 2,421 1,953
Redeemed ...............................................................................................
(32,815) (12,774)
Net Increase (Decrease)
$ (10,157) $ (2,062)
Shares:
Sold ................................................................................................... 810 357
Reinvested .............................................................................................. 94 77
Redeemed ...............................................................................................
(1,286) (519)
Net Increase (Decrease)
(382) (85)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (19,769) $ (20,658)
Total Dividends and Distributions
$ (19,769) $ (20,658)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (2,421) $ (1,953)
Total Dividends and Distributions
$ (2,421) $ (1,953)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 5,194 $ 5,541
Net realized gain (loss) on investments and futures ................................................................................. 34 (170)
Net change in unrealized appreciation/(depreciation) of investments and futures ...................................................
1,651 1,420
Net Increase (Decrease) in Net Assets Resulting from Operations 6,879 6,791
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (5,551) (4,673)
Total Dividends and Distributions (5,551) (4,673)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(2,007) (4,171)
Total Increase (Decrease) in Net Assets (679) (2,053)
Net Assets
Beginning of period ..................................................................................................................
133,871 135,924
End of period ........................................................................................................................
$ 133,192 $ 133,871
Class 1
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 42,143
Reinvested ......................................................................................................... 5,551
Redeemed ..........................................................................................................
(49,701)
Net Increase (Decrease)
$ (2,007)
Shares:
Sold .............................................................................................................. 16,347
Reinvested ......................................................................................................... 2,185
Redeemed ..........................................................................................................
(19,219)
Net Increase (Decrease)
(687)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 36,883
Reinvested ......................................................................................................... 4,673
Redeemed ..........................................................................................................
(45,727)
Net Increase (Decrease)
$ (4,171)
Shares:
Sold .............................................................................................................. 14,508
Reinvested ......................................................................................................... 1,840
Redeemed ..........................................................................................................
(17,987)
Net Increase (Decrease)
(1,639)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (5,551)
Total Dividends and Distributions
$ (5,551)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (4,673)
Total Dividends and Distributions
$ (4,673)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Account
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 295 $ 726
Net realized gain (loss) on investments .............................................................................................. 13,147 9,322
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
10,370 1,889
Net Increase (Decrease) in Net Assets Resulting from Operations 23,812 11,937
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (9,122) (4,037)
Total Dividends and Distributions (9,122) (4,037)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(9,847) (12,366)
Total Increase (Decrease) in Net Assets 4,843 (4,466)
Net Assets
Beginning of period ..................................................................................................................
171,359 175,825
End of period ........................................................................................................................
$ 176,202 $ 171,359
Class 1 Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold ................................................................................................... $ 10,434 $ 728
Reinvested .............................................................................................. 8,617 505
Redeemed ...............................................................................................
(28,695) (1,436)
Net Increase (Decrease)
$ (9,644) $ (203)
Shares:
Sold ................................................................................................... 659 49
Reinvested .............................................................................................. 516 31
Redeemed ...............................................................................................
(1,802) (91)
Net Increase (Decrease)
(627) (11)
Year Ended December 31, 2024
Dollars:
Sold ................................................................................................... $ 10,037 $ 733
Reinvested .............................................................................................. 3,840 197
Redeemed ...............................................................................................
(25,857) (1,316)
Net Increase (Decrease)
$ (11,980) $ (386)
Shares:
Sold ................................................................................................... 646 46
Reinvested .............................................................................................. 254 13
Redeemed ...............................................................................................
(1,655) (84)
Net Increase (Decrease)
(755) (25)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (8,617) $ (505)
Total Dividends and Distributions
$ (8,617) $ (505)
Year Ended December 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (3,840) $ (197)
Total Dividends and Distributions
$ (3,840) $ (197)

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
April Account
(a)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 56 $ 169
Net realized gain (loss) on investments and options and swaptions ................................................................. 2,516 7,164
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
2,216 1,443
Net Increase (Decrease) in Net Assets Resulting from Operations 4,788 8,776
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (741) (4,354)
Total Dividends and Distributions (741) (4,354)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(8,164) 10,792
Total Increase (Decrease) in Net Assets (4,117) 15,214
Net Assets
Beginning of period ..................................................................................................................
37,944 22,730
End of period ........................................................................................................................
$ 33,827 $ 37,944
Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 9,029
Reinvested ......................................................................................................... 741
Redeemed ..........................................................................................................
(17,934)
Net Increase (Decrease)
$ (8,164)
Shares:
Sold .............................................................................................................. 885
Reinvested ......................................................................................................... 67
Redeemed ..........................................................................................................
(1,637)
Net Increase (Decrease)
(685)
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 91,365
Reinvested ......................................................................................................... 4,354
Redeemed ..........................................................................................................
(84,927)
Net Increase (Decrease)
$ 10,792
Shares:
Sold .............................................................................................................. 8,593
Reinvested ......................................................................................................... 412
Redeemed ..........................................................................................................
(7,669)
Net Increase (Decrease)
1,336
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (741)
Total Dividends and Distributions
$ (741)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (4,354)
Total Dividends and Distributions
$ (4,354)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
January Account
(a)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 81 $ 115
Net realized gain (loss) on investments and options and swaptions ................................................................. 4,843 6,565
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
436 711
Net Increase (Decrease) in Net Assets Resulting from Operations 5,360 7,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (6,592) (35)
Total Dividends and Distributions (6,592) (35)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(5,743) 2,580
Total Increase (Decrease) in Net Assets (6,975) 9,936
Net Assets
Beginning of period ..................................................................................................................
68,269 58,333
End of period ........................................................................................................................
$ 61,294 $ 68,269
Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 49,119
Reinvested ......................................................................................................... 6,592
Redeemed ..........................................................................................................
(61,454)
Net Increase (Decrease)
$ (5,743)
Shares:
Sold .............................................................................................................. 4,576
Reinvested ......................................................................................................... 650
Redeemed ..........................................................................................................
(5,118)
Net Increase (Decrease)
108
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 77,931
Reinvested ......................................................................................................... 35
Redeemed ..........................................................................................................
(75,386)
Net Increase (Decrease)
$ 2,580
Shares:
Sold .............................................................................................................. 6,921
Reinvested ......................................................................................................... 3
Redeemed ..........................................................................................................
(6,972)
Net Increase (Decrease)
(48)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (6,592)
Total Dividends and Distributions
$ (6,592)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (35)
Total Dividends and Distributions
$ (35)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
July Account
(a)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 85 $ 152
Net realized gain (loss) on investments and options and swaptions ................................................................. 8,219 10,189
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
718 (1,874)
Net Increase (Decrease) in Net Assets Resulting from Operations 9,022 8,467
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (9,167) (864)
Total Dividends and Distributions (9,167) (864)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
6,433 (22,939)
Total Increase (Decrease) in Net Assets 6,288 (15,336)
Net Assets
Beginning of period ..................................................................................................................
38,893 54,229
End of period ........................................................................................................................
$ 45,181 $ 38,893
Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 74,098
Reinvested ......................................................................................................... 9,167
Redeemed ..........................................................................................................
(76,832)
Net Increase (Decrease)
$ 6,433
Shares:
Sold .............................................................................................................. 5,183
Reinvested ......................................................................................................... 667
Redeemed ..........................................................................................................
(5,518)
Net Increase (Decrease)
332
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 76,571
Reinvested ......................................................................................................... 864
Redeemed ..........................................................................................................
(100,374)
Net Increase (Decrease)
$ (22,939)
Shares:
Sold .............................................................................................................. 5,878
Reinvested ......................................................................................................... 66
Redeemed ..........................................................................................................
(7,739)
Net Increase (Decrease)
(1,795)
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (9,167)
Total Dividends and Distributions
$ (9,167)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (864)
Total Dividends and Distributions
$ (864)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Statement of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
U.S. LargeCap S&P 500 Index Buffer
October Account
(a)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Operations
Net investment income (loss) ........................................................................................................ $ 128 $ 124
Net realized gain (loss) on investments and options and swaptions ................................................................. 4,313 3,899
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..................................
2,776 1,075
Net Increase (Decrease) in Net Assets Resulting from Operations 7,217 5,098
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (4,673) (76)
Total Dividends and Distributions (4,673) (76)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
24,707 36,019
Total Increase (Decrease) in Net Assets 27,251 41,041
Net Assets
Beginning of period ..................................................................................................................
59,841 18,800
End of period ........................................................................................................................
$ 87,092 $ 59,841
Class 2
Capital Share Transactions:
Year Ended December 31, 2025
Dollars:
Sold .............................................................................................................. $ 87,158
Reinvested ......................................................................................................... 4,673
Redeemed ..........................................................................................................
(67,124)
Net Increase (Decrease)
$ 24,707
Shares:
Sold .............................................................................................................. 6,381
Reinvested ......................................................................................................... 347
Redeemed ..........................................................................................................
(4,772)
Net Increase (Decrease)
1,956
Year Ended December 31, 2024
Dollars:
Sold .............................................................................................................. $ 81,299
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(45,356)
Net Increase (Decrease)
$ 36,019
Shares:
Sold .............................................................................................................. 5,978
Reinvested ......................................................................................................... 6
Redeemed ..........................................................................................................
(3,284)
Net Increase (Decrease)
2,700
Dividends and Distributions to Shareholders:
Year Ended December 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (4,673)
Total Dividends and Distributions
$ (4,673)
Year Ended December 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (76)
Total Dividends and Distributions
$ (76)
(a)
Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue
Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation
Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Adaptive Allocation Account,
Diversified Growth Strategic Allocation Account, Diversified Income Account, Diversified International Account, Equity Income Account,
Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index
Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime
2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060
Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced
Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account,
SmallCap Account, U.S. LargeCap S&P 500 Index Buffer April Account, U.S. LargeCap S&P 500 Index Buffer January Account, U.S. LargeCap
S&P 500 Index Buffer July Account, and U.S. LargeCap S&P 500 Index Buffer October Account, each a series of the Fund (known as the
“Funds”), are presented herein. Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal
LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Funds”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to two classes of shares: Class 1 and Class 2.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective May 1, 2024, the following funds changed their names:
Effective April 30, 2025, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Class 2 shares of the Blue Chip Account.
Effective May 1, 2025, all Class 3 shares converted into Class 2 shares, as applicable. Additionally, the following Funds changed their names:
On December 9, 2025, the Fund’s Board of Directors approved the acquisitions of the assets of Diversified Balanced Strategic Allocation
Account by the Diversified Balanced Adaptive Allocation Account and Diversified Growth Strategic Allocation Account by the Diversified
Growth Adaptive Allocation Account. The proposed mergers are expected to occur on or about May 1, 2026; The Fund’s Board of Directors also approved a Plan of Liquidation and Termination of LargeCap S&P 500 Managed Volatility Index Account (the “Plan”). Pursuant to the Plan,
LargeCap S&P 500 Managed Volatility Index Account will liquidate on or about March 25, 2026.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund’s Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Old Name New Name
Diversified Balanced Managed Volatility Account Diversified Balanced Strategic Allocation Account
Diversified Balanced Volatility Control Account Diversifi ed Balanced Adaptive Allocation Account
Diversified Growth Managed Volatility Account Diversified Growth Strategic Allocation Account
Diversified Growth Volatility Control Account Diversified Growth Adaptive Allocation Account
Old Name New Name
U.S. LargeCap Buffer April Account U.S. LargeCap S&P 500 Index Buffer April Account
U.S. LargeCap Buffer January Account U.S. LargeCap S&P 500 Index Buffer January Account
U.S. LargeCap Buffer July Account U.S. LargeCap S&P 500 Index Buffer July Account
U.S. LargeCap Buffer October Account U.S. LargeCap S&P 500 Index Buffer October Account

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Security Valuation. The Funds may invest in other series of the Fund, Principal Funds, Inc., and other investment funds, which may include exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of December 31,
2025:
Diversified International Account
Euro 29.2%
British Pound Sterling 16.3
Japanese Yen 13.0
Hong Kong Dollar 9.6
Canadian Dollar 7.7
Global Emerging Markets Account
Hong Kong Dollar 23.2%
New Taiwan Dollar 18.2
Indian Rupee 15.7
South Korean Won 10.3
Brazilian Real 6.0
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind ("PIK") income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions received from other series of the Fund and other investment companies (collectively, "Underlying Funds") are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in
REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended December 31, 2025, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
During the year ended December 31, 2025, there were no Funds with material income taxes paid, net of refunds.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting , which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements
In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024 . As of January 1, 2025, the Funds have adopted the ASU and added required disclosures, as applicable.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding lending as of December 31, 2025.  Any outstanding borrowing as of December 31, 2025 is included in interfund borrowing on the statements of assets and liabilities.
During the year ended December 31, 2025, Funds lending to the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Account $ 2 4.96% $ —
Bond Market Index Account 217 4.87 11
Core Plus Bond Account 56 4.87 3
Diversified Balanced Adaptive Allocation Account 5 4.92 —
Diversified Growth Adaptive Allocation Account 34 4.93 2
Diversified International Account 14 4.76 1
Equity Income Account 87 4.73 4
Global Emerging Markets Account 11 4.71 1
Government & High Quality Bond Account 9 4.90 —
LargeCap Growth Account I 205 4.75 10
LargeCap S&P 500 Index Account 237 4.93 12
LargeCap S&P 500 Managed Volatility Index Account 59 4.90 3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

During the year ended December 31, 2025, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing as of December 31, 2025.
During the year ended December 31, 2025, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all,
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
MidCap Account $ 6 4.69% $ —
Principal Capital Appreciation Account 48 4.75 2
Real Estate Securities Account 28 4.84 1
Short-Term Income Account 30 4.80 1
SmallCap Account 46 4.83 2
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Account $ 8 4.86% $ —
Diversified Balanced Adaptive Allocation Account 21 4.82 1
Diversified Growth Adaptive Allocation Account 156 4.80 7
Diversified International Account 227 4.75 11
Global Emerging Markets Account 4 4.32 —
MidCap Account 12 4.71 1
SmallCap Account 1 4.82 —
U.S. LargeCap S&P 500 Index Buffer April Account 30 4.85 1
U.S. LargeCap S&P 500 Index Buffer January Account 79 4.93 4
U.S. LargeCap S&P 500 Index Buffer July Account 91 4.88 4
U.S. LargeCap S&P 500 Index Buffer October Account 76 4.91 4
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Bond Market Index Account $ 4 5.46%
Core Plus Bond Account 2 5.46
Diversified Growth Adaptive Allocation Account 1 5.46
LargeCap Growth Account I — 5.47
LargeCap S&P 500 Index Account 2 5.46
U.S. LargeCap S&P 500 Index Buffer January Account 4 5.46
U.S. LargeCap S&P 500 Index Buffer July Account 1 5.46
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, 2025 , none of the Funds had financial assets and liabilities subject to Master Netting
Agreements or similar agreements.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended December 31, 2025, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of December 31, 2025, deposits with counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FCM (Futures and
Cleared Swaps)
MSFTA (Forward
Currency Contracts
and TBA Securities) Options
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 8 $ — $ 8
Government & High Quality Bond Account 78 — — 78
LargeCap Growth Account I 291 — — 291
LargeCap S&P 500 Managed Volatility Index Account — — 986 986
SAM Balanced Portfolio 138 — — 138
SAM Conservative Balanced Portfolio 104 — — 104
SAM Flexible Income Portfolio 111 — — 111
Short-Term Income Account 34 — — 34
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Diversified Balanced Account, Diversified Balanced Strategic Allocation
Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, and Principal LifeTime
Funds) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account, Government & High Quality Bond Account, and Short-
Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. The Funds may write and purchase call and put options on securities and on securities indices to hedge against a decline in the value of securities owned or an increase in the price of securities that the Funds plan to purchase, or to generate additional revenue. Exchange-
traded options may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. Over
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

the Counter (“OTC”) options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. FLexible EXchange
(“FLEX”) options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the
Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles, and expiration dates while achieving price discovery in price competitive, transparent auction markets and avoiding the counterparty exposure of the OTC options positions. All FLEX options in the Funds are European-style options that can only be exercised at the expiration date of the option.
Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted)
that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund's exposure to the underlying instrument. Purchasing put options tends to decrease a fund's exposure to the underlying instrument. A fund pays a premium which is included on the fund's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of December 31, 2025, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2025 , the Funds had no unfunded loan commitments.
Swap Agreements. Certain of the Funds may enter into swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/
insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2025 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, each SAM Portfolio, Diversified Balanced Account, Diversified
Balanced Adaptive Allocation Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth
Strategic Allocation Account, Diversified Growth Adaptive Allocation Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The
Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for Principal Funds, Inc. and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com.
As of December 31, 2025, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 97.13%
Equity Income Account 16.31
Government & High Quality Bond Account 15.34
LargeCap S&P 500 Index Account 60.71
LargeCap S&P 500 Managed Volatility Index Account 100.00
MidCap Account 1.37
Real Estate Securities Account 5.44
Asset Derivatives December 31, 2025 Liability Derivatives December 31, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 21
*
Payables, Total distributable earnings (accumulated loss)
$ 179
*
Government & High Quality Bond Account
Interest Rate Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 24
*
LargeCap Growth Account I
Equity Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 38
*
LargeCap S&P 500 Index Account
Equity Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 107
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Asset Derivatives December 31, 2025 Liability Derivatives December 31, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
$ —
Payables, Total distributable earnings (accumulated loss)
$ 7
*
SAM Balanced Portfolio
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 14
*
Payables, Total distributable earnings (accumulated loss)
$ 45
*
SAM Conservative Balanced Portfolio
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 9
*
Payables, Total distributable earnings (accumulated loss)
$ 34
*
SAM Flexible Income Portfolio
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 11
*
Payables, Total distributable earnings (accumulated loss)
$ 36
*
Short-Term Income Account
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1
*
Payables, Total distributable earnings (accumulated loss)
$ 4
*
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts Investment in securities - at value**
$ 5,463
Payables
$ 1,298
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts Investment in securities - at value**
$ 4,473
Payables
$ 1,113
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts Investment in securities - at value**
$ 6,756
Payables
$ 1,132
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts Investment in securities - at value**
$ 18,628
Payables
$ 3,789
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions.
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Account
Credit Contracts
Swap agreements $ 51 $ —
Interest Rate Contracts
Futures contracts $ 42 $ 467
Total $ 93 $ 467
Diversified Balanced Adaptive Allocation Account
Equity Contracts
Futures contracts $ (3,653) $ —
Diversified Growth Adaptive Allocation Account
Equity Contracts
Futures contracts $ (45,064) $ —
Government & High Quality Bond Account
Interest Rate Contracts
Futures contracts $ (170) $ 28
LargeCap Growth Account I
Equity Contracts
Futures contracts $ 391 $ 9
LargeCap S&P 500 Index Account
Equity Contracts
Futures contracts $ 4,978 $ (24)
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Investment transactions/Investments* $ (814) $ 79
Futures contracts $ 234 $ (8)
Options and swaptions $ 1,404 $ (120)
Total $ 824 $ (49)
SAM Balanced Portfolio
Interest Rate Contracts
Futures contracts $ (69) $ (31)
SAM Conservative Balanced Portfolio
Interest Rate Contracts
Futures contracts $ (63) $ (25)
SAM Flexible Income Portfolio
Interest Rate Contracts
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type (for the quarter ends that such instruments were held) for the year ended December 31, 2025 (amounts in thousands):
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
SAM Flexible Income Portfolio (continued)
Futures contracts $ (65) $ (25)
Short-Term Income Account
Interest Rate Contracts
Futures contracts $ 59 $ 65
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts
Investment transactions/Investments* $ (1,758) $ 328
Options and swaptions $ 1,003 $ (600)
Total $ (755) $ (272)
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts
Investment transactions/Investments* $ (1,654) $ 57
Options and swaptions $ 910 $ (18)
Total $ (744) $ 39
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts
Investment transactions/Investments* $ (1,811) $ (243)
Options and swaptions $ 867 $ 107
Total $ (944) $ (136)
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts
Investment transactions/Investments* $ (2,255) $ 178
Options and swaptions $ 1,371 $ 110
Total $ (884) $ 288
*Investment transactions includes purchased options and/or purchased swaptions.
                    Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts
Exchange Cleared Credit Default Swaps - Buy Protection $ 5,100
Interest Rate Contracts
Futures - Long 65,264
Futures - Short 7,120
Government & High Quality Bond Account
Interest Rate Contracts
Futures - Long 4,238
Futures - Short 6,916
LargeCap Growth Account I
Equity Contracts
Futures - Long 3,937
LargeCap S&P 500 Index Account
Equity Contracts
Futures - Long 45,403
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts
Futures - Long 1,889
Purchased Options 12
Written Options 12
SAM Balanced Portfolio
Interest Rate Contracts
Futures - Long 8,781
SAM Conservative Balanced Portfolio
Interest Rate Contracts
Futures - Long 6,621
SAM Flexible Income Portfolio
Interest Rate Contracts
Futures - Long 7,036
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
                    Contract Type Derivative Type Average Notional
Short-Term Income Account
Interest Rate Contracts
Futures - Long 4,624
U.S. LargeCap S&P 500 Index Buffer April Account
Equity Contracts
Purchased Options 70
Written Options 82
U.S. LargeCap S&P 500 Index Buffer January Account
Equity Contracts
Purchased Options 89
Written Options 109
U.S. LargeCap S&P 500 Index Buffer July Account
Equity Contracts
Purchased Options 109
Written Options 125
U.S. LargeCap S&P 500 Index Buffer October Account
Equity Contracts
Purchased Options 118
Written Options 143
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 24,351 $ — $ — $ 24,351
Investment Companies* 98 — — 98
Total investments in securities $ 24,449 $ — $ — $ 24,449
Bond Market Index Account
Bonds* — 505,354 — 505,354
Investment Companies* 24,237 — — 24,237
Municipal Bonds* — 10,306 — 10,306
U.S. Government & Government Agency Obligations* — 1,267,307 — 1,267,307
Total investments in securities $ 24,237 $ 1,782,967 $ — $ 1,807,204
Core Plus Bond Account
Bonds* — 136,254 — 136,254
Investment Companies* 18,933 — — 18,933
Senior Floating Rate Interests* — 5,308 — 5,308
U.S. Government & Government Agency Obligations* — 95,727 — 95,727
Total investments in securities $ 18,933 $ 237,289 $ — $ 256,222
Derivative Assets
Interest Rate Contracts
Futures** 21 — — 21
Derivative Liabilities
Interest Rate Contracts
Futures** (179) — — (179)
Diversified Balanced Account
Investment Companies* 503,67 2 — — 503,67 2
Total investments in securities $ 503,67 2 $ — $ — $ 503,67 2
Diversified Balanced Adaptive Allocation Account
Investment Companies* 217,114 — — 217,114
Total investments in securities $ 217,114 $ — $ — $ 217,114
Diversified Balanced Strategic Allocation Account
Investment Companies* 87,643 — — 87,643
Total investments in securities $ 87,643 $ — $ — $ 87,643
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Growth Account
Investment Companies* $ 1,853,317 $ — $ — $ 1,853,317
Total investments in securities $ 1,853,317 $ — $ — $ 1,853,317
Diversified Growth Adaptive Allocation Account
Investment Companies* 1,454,785 — — 1,454,785
Total investments in securities $ 1,454,785 $ — $ — $ 1,454,785
Diversified Growth Strategic Allocation Account
Investment Companies* 196,215 — — 196,215
Total investments in securities $ 196,215 $ — $ — $ 196,215
Diversified Income Account
Investment Companies* 180,151 — — 180,151
Total investments in securities $ 180,151 $ — $ — $ 180,151
Diversified International Account
Common Stocks
Basic Materials 7,263 4,338 — 11,601
Communications 6,080 19,534 — 25,614
Consumer, Cyclical 1,958 27,762 — 29,720
Consumer, Non-cyclical 6,298 38,323 — 44,621
Energy 8,594 3,779 — 12,373
Financial 8,217 47,855 — 56,072
Industrial 2,151 36,635 — 38,786
Technology 138 34,839 — 34,977
Utilities — 720 — 720
Investment Companies* 4,139 — — 4,139
Preferred Stocks* 51 — — 51
Total investments in securities $ 44,889 $ 213,785 $ — $ 258,674
Equity Income Account
Common Stocks* 671,472 — — 671,472
Investment Companies* 12,090 — — 12,090
Total investments in securities $ 683,562 $ — $ — $ 683,562
Global Emerging Markets Account
Common Stocks
Basic Materials 1,559 1,759 — 3,318
Communications 1,857 10,843 — 12,700
Consumer, Cyclical 418 6,910 — 7,328
Consumer, Non-cyclical 1,195 5,110 — 6,305
Energy 277 2,941 — 3,218
Financial 3,260 14,654 — 17,914
Industrial 1,865 6,228 — 8,093
Technology 1,327 19,128 — 20,455
Utilities 795 122 — 917
Investment Companies* 334 — — 334
Preferred Stocks
Consumer, Cyclical — 314 — 314
Energy 938 — — 938
Total investments in securities $ 13,825 $ 68,009 $ — $ 81,834
Government & High Quality Bond Account
Bonds* — 25,290 — 25,290
Investment Companies* 901 — — 901
U.S. Government & Government Agency Obligations* — 86,923 — 86,923
Total investments in securities $ 901 $ 112,213 $ — $ 113,114
Derivative Liabilities
Interest Rate Contracts
Futures** (24) — — (24)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account I
Common Stocks
Basic Materials $ 206 $ — $ — $ 206
Communications 136,984 — — 136,984
Consumer, Cyclical 25,331 — — 25,331
Consumer, Non-cyclical 80,114 — — 80,114
Energy 201 — — 201
Financial 44,644 — — 44,644
Industrial 43,496 — — 43,496
Technology 266,565 — 238 266,803
Utilities 186 — — 186
Convertible Preferred Stocks
Basic Materials — — 90 90
Consumer, Cyclical — — 386 386
Technology — — 338 338
Investment Companies* 18,654 — — 18,654
Total investments in securities $ 616,381 $ — $ 1,052 $ 617,433
Derivative Liabilities
Equity Contracts
Futures** (38) — — (38)
LargeCap S&P 500 Index Account
Common Stocks* 2,362,403 — — 2,362,403
Investment Companies* 30,666 — — 30,666
Total investments in securities $ 2,393,069 $ — $ — $ 2,393,069
Derivative Liabilities
Equity Contracts
Futures** (107) — — (107)
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 112,130 — — 112,130
Investment Companies* 6,228 — — 6,228
Total investments in securities $ 118,358 $ — $ — $ 118,358
Derivative Liabilities
Equity Contracts
Futures** (7) — — (7)
MidCap Account
Common Stocks
Basic Materials 10,133 — — 10,133
Communications 13,800 — — 13,800
Consumer, Cyclical 138,968 — — 138,968
Consumer, Non-cyclical 22,943 — — 22,943
Financial 162,857 — — 162,857
Industrial 133,299 — — 133,299
Technology 73,779 — — 73,779
Utilities 24,176 — — 24,176
Investment Companies* 4,004 — — 4,004
Total investments in securities $ 583,959 $ — $ — $ 583,959
Principal Capital Appreciation Account
Common Stocks* 244,154 — — 244,154
Investment Companies* 2,115 — — 2,115
Total investments in securities $ 246,269 $ — $ — $ 246,269
Principal LifeTime 2020 Account
Investment Companies* 139,575 — — 139,575
Total investments in securities $ 139,575 $ — $ — $ 139,575
Principal LifeTime 2030 Account
Investment Companies* 332,251 — — 332,251
Total investments in securities $ 332,251 $ — $ — $ 332,251
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2040 Account
Investment Companies* $ 229,310 $ — $ — $ 229,310
Total investments in securities $ 229,310 $ — $ — $ 229,310
Principal LifeTime 2050 Account
Investment Companies* 100,540 — — 100,540
Total investments in securities $ 100,540 $ — $ — $ 100,540
Principal LifeTime 2060 Account
Investment Companies* 40,423 — — 40,423
Total investments in securities $ 40,423 $ — $ — $ 40,423
Principal LifeTime Strategic Income Account
Investment Companies* 54,552 — — 54,552
Total investments in securities $ 54,552 $ — $ — $ 54,552
Real Estate Securities Account
Common Stocks* 245,659 — — 245,659
Investment Companies* 1,413 — — 1,413
Total investments in securities $ 247,072 $ — $ — $ 247,072
SAM Balanced Portfolio
Investment Companies* 561,392 — — 561,392
Total investments in securities $ 561,392 $ — $ — $ 561,392
Derivative Assets
Interest Rate Contracts
Futures** 14 — — 14
Derivative Liabilities
Interest Rate Contracts
Futures** (45) — — (45)
SAM Conservative Balanced Portfolio
Investment Companies* 161,395 — — 161,395
Total investments in securities $ 161,395 $ — $ — $ 161,395
Derivative Assets
Interest Rate Contracts
Futures** 9 — — 9
Derivative Liabilities
Interest Rate Contracts
Futures** (34) — — (34)
SAM Conservative Growth Portfolio
Investment Companies* 427,280 — — 427,280
Total investments in securities $ 427,280 $ — $ — $ 427,280
SAM Flexible Income Portfolio
Investment Companies* 115,749 — — 115,749
Total investments in securities $ 115,749 $ — $ — $ 115,749
Derivative Assets
Interest Rate Contracts
Futures** 11 — — 11
Derivative Liabilities
Interest Rate Contracts
Futures** (36) — — (36)
SAM Strategic Growth Portfolio
Investment Companies* 491,924 — — 491,924
Total investments in securities $ 491,924 $ — $ — $ 491,924
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Short-Term Income Account
Bonds* $ — $ 106,743 $ — $ 106,743
Investment Companies* 6,034 — — 6,034
U.S. Government & Government Agency Obligations* — 20,650 — 20,650
Total investments in securities $ 6,034 $ 127,393 $ — $ 133,427
Derivative Assets
Interest Rate Contracts
Futures** 1 — — 1
Derivative Liabilities
Interest Rate Contracts
Futures** (4) — — (4)
SmallCap Account
Common Stocks* 176,344 — — 176,344
Investment Companies* 3,620 — — 3,620
Total investments in securities $ 179,964 $ — $ — $ 179,964
U.S. LargeCap S&P 500 Index Buffer April Account
Investment Companies* 29,730 — — 29,730
Purchased Options — 5,463 — 5,463
Total investments in securities $ 29,730 $ 5,463 $ — $ 35,193
Derivative Liabilities
Equity Contracts
Written Options — (1,298) — (1,298)
U.S. LargeCap S&P 500 Index Buffer January Account
Investment Companies* 23,551 — — 23,551
Purchased Options — 4,473 — 4,473
Total investments in securities $ 23,551 $ 4,473 $ — $ 28,024
Derivative Liabilities
Equity Contracts
Written Options — (1,113) — (1,113)
U.S. LargeCap S&P 500 Index Buffer July Account
Investment Companies* 39,995 — — 39,995
Purchased Options — 6,756 — 6,756
Total investments in securities $ 39,995 $ 6,756 $ — $ 46,751
Derivative Liabilities
Equity Contracts
Written Options — (1,132) — (1,132)
U.S. LargeCap S&P 500 Index Buffer October Account
Investment Companies* 108,333 — — 108,333
Purchased Options — 18,628 — 18,628
Total investments in securities $ 108,333 $ 18,628 $ — $ 126,961
Derivative Liabilities
Equity Contracts
Written Options — (3,789) — (3,789)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

.25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
The Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the fund's management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Government & High Quality Bond Account .48 .47 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
Real Estate Securities Account .79 .77 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Fund (in millions)
First $100 Next $100 Next $100 Next $100 Next $300 Next $300 Thereafter
Equity Income Account .60% .55% .50% .45% .40% .39% .38%
MidCap Account .65 .60 .55 .50 .45 .44 .43
Net Assets of Fund (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .81% .78% .75% .70% .65%
Global Emerging Markets Account 1.00 .98 .96 .95 .90
Net Assets of Fund (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .500
Short-Term Income Account .40 .39
Net Assets of Fund (in billions)
First $3 Over $3
Diversified Growth Account .05% .04%
LargeCap S&P 500 Index Account .19 .15
Net Assets of Fund (in billions)
First $3 Next $3 Over $6
Bond Market Index Account .14% .12% .10%
All Net Assets
Diversified Balanced Account .05%
Diversified Balanced Adaptive Allocation Account .12
Diversified Balanced Strategic Allocation Account .05
Diversified Growth Adaptive Allocation Account .12
Diversified Growth Strategic Allocation Account .05
Diversified Income Account .05
LargeCap S&P 500 Managed Volatility Index Account .35
U.S. LargeCap Buffer January Account .69
U.S. LargeCap Buffer April Account .69
U.S. LargeCap Buffer July Account .69
U.S. LargeCap Buffer October Account .69
Period from January 1, 2025 through December 31, 2025
Expiration
LargeCap Growth Account I .016% April 30, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to May 1, 2025, there was no contractual limit.
# Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
Distribution Fees. Class 2 and Class 3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%. Class 3 shares discontinued operations and converted to Class 2 shares on May 1, 2025.
Administrative Service Fees. Class 3 shares of the Funds bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Funds. Administration service fees are paid to Principal Shareholder Services, Inc. (an affiliate of the Manager), the principal administrator of the Funds. The annual administrative service fee rate is .15%. Class 3 shares discontinued
operations and converted to Class 2 shares on May 1, 2025.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2025, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Period from January 1, 2025 through December 31, 2025
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A .90%* 1.05%# April 30, 2026
Diversified Balanced Account N/A N/A .48# April 30, 2025
Diversified Balanced Adaptive Allocation Account N/A N/A .55# April 30, 2025
Diversified Balanced Strategic Allocation Account N/A .31 .48# April 30, 2026
Diversified Growth Account N/A N/A .48# April 30, 2025
Diversified Growth Adaptive Allocation Account N/A N/A .55# April 30, 2025
Diversified Growth Strategic Allocation Account N/A N/A .48# April 30, 2025
Diversified Income Account N/A N/A .48# April 30, 2025
Equity Income Account N/A N/A .91# April 30, 2025
LargeCap Growth Account I .69 N/A N/A April 30, 2025
U.S. LargeCap Buffer January Account N/A .95 N/A April 30, 2026
U.S. LargeCap Buffer April Account N/A .95 N/A April 30, 2026
U.S. LargeCap Buffer July Account N/A .95 N/A April 30, 2026
U.S. LargeCap Buffer October Account N/A .95 N/A April 30, 2026
Class 1 Class 2
Blue Chip Account N/A 1,362
Bond Market Index Account 5,466 N/A
Core Plus Bond Account 24,842 N/A
Diversified Balanced Account 2,423 32,509
Diversified Balanced Adaptive Allocation Account N/A 18,159
Diversified Balanced Strategic Allocation Account N/A 7,237
Diversified Growth Account N/A 107,910
Diversified Growth Adaptive Allocation Account N/A 111,359
Diversified Growth Strategic Allocation Account N/A 14,793
Diversified Income Account N/A 13,686
Diversified International Account 13,095 N/A
Equity Income Account 10,771 650
Global Emerging Markets Account 3,943 N/A
Government & High Quality Bond Account 10,374 N/A
LargeCap Growth Account I 13,240 N/A
LargeCap S&P 500 Index Account 35,431 3,256
MidCap Account 8,272 407
Principal Capital Appreciation Account 2,787 412
Principal LifeTime 2020 Account 10,443 N/A
Principal LifeTime 2030 Account 23,001 N/A
Principal LifeTime 2040 Account 11,804 N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

6. Capital Share Transactions
The conversion of Class 3 shares into Class 2 shares during the period ended December 31, 2025 resulted in the following capital shares transactions (amounts in thousands):
7. Investment Transactions
For the year ended December 31, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class 1 Class 2
Principal LifeTime 2050 Account 5,212 N/A
Principal LifeTime 2060 Account 2,122 N/A
Principal LifeTime Strategic Income Account 4,568 N/A
Real Estate Securities Account 6,325 509
SAM Balanced Portfolio 24,374 2,616
SAM Conservative Balanced Portfolio 10,007 1,387
SAM Conservative Growth Portfolio 8,322 1,156
SAM Flexible Income Portfolio 6,977 1,976
SAM Strategic Growth Portfolio 8,199 1,040
Short-Term Income Account 51,223 N/A
SmallCap Account 9,501 299
U.S. LargeCap S&P 500 Index Buffer April Account N/A 2,946
U.S. LargeCap S&P 500 Index Buffer January Account N/A 5,853
U.S. LargeCap S&P 500 Index Buffer July Account N/A 3,184
U.S. LargeCap S&P 500 Index Buffer October Account N/A 6,264
Class 3 Shares
Redeemed
Class 3 Dollars
Redeemed
Class 2
Shares Sold
Class 2
Dollars Sold
Blue Chip Account 1,666 $24,517 1,666 $24,517
Diversified Balanced Adaptive Allocation Account 1 11 1 11
Diversified Balanced Strategic Allocation Account 1 12 1 12
Diversified Growth Adaptive Allocation Account 1 12 1 12
Diversified Growth Strategic Allocation Account 1 12 1 12
Equity Income Account 73 2,171 73 2,171
Purchases Sales
Blue Chip Account $ 9,508 $ 11,019
Bond Market Index Account 327,481 559,896
Core Plus Bond Account 261,507 240,393
Diversified Balanced Account 106,021 239 , 19 5
Diversified Balanced Adaptive Allocation Account 89,070 113,045
Diversified Balanced Strategic Allocation Account 20,357 4 6 , 040
Diversified Growth Account 411,230 998 , 633
Diversified Growth Adaptive Allocation Account 635,255 773,229
Diversified Growth Strategic Allocation Account 48,677 9 6 , 186
Diversified Income Account 40,346 7 9 , 355
Diversified International Account 88,786 148,263
Equity Income Account 86,762 184,666
Global Emerging Markets Account 37,257 43,151
Government & High Quality Bond Account 135,787 149,491
LargeCap Growth Account I 304,640 397,730
LargeCap S&P 500 Index Account 83,976 630,769
LargeCap S&P 500 Managed Volatility Index Account 27,743 70,164
MidCap Account 96,499 220,294
Principal Capital Appreciation Account 133,616 136,915
Principal LifeTime 2020 Account 54,834 68,714
Principal LifeTime 2030 Account 150,334 135,890
Principal LifeTime 2040 Account 132,515 94,798
Principal LifeTime 2050 Account 62,277 52,497
Principal LifeTime 2060 Account 28,616 20,746
Principal LifeTime Strategic Income Account 20,858 22,482
Real Estate Securities Account 52,760 52,142
SAM Balanced Portfolio 272,329 346,231
SAM Conservative Balanced Portfolio 63,356 81,867
SAM Conservative Growth Portfolio 193,427 208,111
SAM Flexible Income Portfolio 32,457 56,897
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

During the year ended December 31, 2025, Principal Lifetime Funds and SAM Portfolios had in-kind purchases and sales included in the purchases and sales above from a fund affiliated with the Manager as follows (amounts in thousands):
For the year ended December 31, 2025, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2025 and December 31,
2024 were as follows (amounts in thousands):
Purchases Sales
SAM Strategic Growth Portfolio $ 230,381 $ 230,412
Short-Term Income Account 33,528 52,251
SmallCap Account 61,717 79,490
U.S. LargeCap S&P 500 Index Buffer April Account 8,434 18,965
U.S. LargeCap S&P 500 Index Buffer January Account 48,009 56,574
U.S. LargeCap S&P 500 Index Buffer July Account 64,035 72,820
U.S. LargeCap S&P 500 Index Buffer October Account 75,929 55,682
Purchases Sales
SAM Balanced Portfolio $ 20,428 $ —
SAM Conservative Balanced Portfolio 3,724 —
SAM Conservative Growth Portfolio 16,416 —
SAM Flexible Income Portfolio 2,914 —
SAM Strategic Growth Portfolio 25,748 —
Principal LifeTime 2020 Account 13,903 —
Principal LifeTime 2030 Account 40,163 —
Principal LifeTime 2040 Account 32,970 —
Principal LifeTime 2050 Account 18,239 —
Principal LifeTime 2060 Account 6,522 —
Principal LifeTime Strategic Income Account 4,232 —
Purchases Sales
Bond Market Index Account $ 436,298 $ 634,860
Core Plus Bond Account 147,793 132,687
Government & High Quality Bond Account 155,078 163,140
Short-Term Income Account 26,152 7,896
Ordinary Income
Long-Term Capital
Gain*
2025 2024 2025 2024
Bond Market Index Account $ 79,109 $ 71,809 $ — $ —
Core Plus Bond Account 8,750 6,636 — —
Diversified Balanced Account 15,789 15,468 60,797 17,859
Diversified Balanced Adaptive Allocation Account 7,883 4,594 12,875 2,330
Diversified Balanced Strategic Allocation Account 2,991 2,564 7,310 2,931
Diversified Growth Account 57,237 66,307 317,148 68,231
Diversified Growth Adaptive Allocation Account 44,452 28,994 88,484 19,175
Diversified Growth Strategic Allocation Account 6,286 5,335 19,631 8,501
Diversified Income Account 5,723 5,674 9,388 3,707
Diversified International Account 6,136 8,034 15,690 —
Equity Income Account 14,194 14,405 65,280 6,720
Global Emerging Markets Account 477 1,362 826 —
Government & High Quality Bond Account 3,876 3,581 — —
LargeCap Growth Account I 323 1,574 93,213 29,157
LargeCap S&P 500 Index Account 38,139 43,127 413,121 161,782
LargeCap S&P 500 Managed Volatility Index Account 2,029 2,622 27,914 16,065
MidCap Account 1,762 1,464 77,073 54,930
Principal Capital Appreciation Account 3,520 1,951 16,024 5,877
Principal LifeTime 2020 Account 4,350 4,259 5,546 1,759
Principal LifeTime 2030 Account 7,877 6,402 14,317 2,962
Principal LifeTime 2040 Account 3,598 2,914 10,548 2,151
Principal LifeTime 2050 Account 1,456 1,211 5,708 1,159
Principal LifeTime 2060 Account 545 341 1,793 356
Principal LifeTime Strategic Income Account 1,675 1,423 1,333 108
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

*The Funds designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a
20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2025, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain*
2025 2024 2025 2024
Real Estate Securities Account $ 4,375 $ 3,490 $ 8,549 $ 4,526
SAM Balanced Portfolio 14,399 11,726 39,891 —
SAM Conservative Balanced Portfolio 4,418 4,161 3,605 —
SAM Conservative Growth Portfolio 6,629 5,689 28,850 —
SAM Flexible Income Portfolio 4,088 3,952 — —
SAM Strategic Growth Portfolio 5,886 4,374 34,541 —
Short-Term Income Account 5,551 4,673 — —
SmallCap Account 2,973 745 6,149 3,292
U.S. LargeCap S&P 500 Index Buffer April Account 741 4,354 — —
U.S. LargeCap S&P 500 Index Buffer January Account 6,592 35 — —
U.S. LargeCap S&P 500 Index Buffer July Account 9,167 864 — —
U.S. LargeCap S&P 500 Index Buffer October Account 511 76 4,162 —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ 2,681 $ — $ 5,148 $ — $ 7,829
Bond Market Index Account 69,797 — (193,450) (102,166) — (225,819)
Core Plus Bond Account 10,212 — (30,792) (2,866) 16 (23,430)
Diversified Balanced Account 14,906 49,071 — 116,542 — 180,519
Diversified Balanced Adaptive Allocation Account 5,950 1,872 — 7,496 (64) 15,254
Diversified Balanced Strategic Allocation Account 2,559 8,239 — 7,587 — 18,385
Diversified Growth Account 47,732 242,862 — 568,740 — 859,334
Diversified Growth Adaptive Allocation Account 34,668 21,279 — 127,151 (755) 182,343
Diversified Growth Strategic Allocation Account 5,324 24,479 — 28,389 — 58,192
Diversified Income Account 5,946 9,071 — 14,713 — 29,730
Diversified International Account 6,058 28,444 — 72,249 — 106,751
Equity Income Account 13,403 31,654 — 379,527 — 424,584
Global Emerging Markets Account 2,334 5,489 — 21,298 — 29,121
Government & High Quality Bond Account 4,147 — (29,661) (2,954) — (28,468)
LargeCap Growth Account I 13,093 82,554 — 173,896 — 269,543
LargeCap S&P 500 Index Account 31,374 290,073 — 1,326,009 (19) 1,647,437
LargeCap S&P 500 Managed Volatility Index Account 2,041 18,646 — 60,500 (5,104) 76,083
MidCap Account — 87,982 — 173,043 — 261,025
Principal Capital Appreciation Account 644 17,272 — 124,527 — 142,443
Principal LifeTime 2020 Account 5,068 5,280 — 5,512 — 15,860
Principal LifeTime 2030 Account 10,921 13,002 — 25,946 — 49,869
Principal LifeTime 2040 Account 6,557 9,657 — 25,329 — 41,543
Principal LifeTime 2050 Account 2,712 4,919 — 14,113 — 21,744
Principal LifeTime 2060 Account 981 1,755 — 4,073 — 6,809
Principal LifeTime Strategic Income Account 1,955 1,507 — (4) — 3,458
Real Estate Securities Account 5,707 — (2,635) 9,030 — 12,102
SAM Balanced Portfolio 18,425 41,765 — 102,518 — 162,708
SAM Conservative Balanced Portfolio 5,358 7,794 — 18,045 — 31,197
SAM Conservative Growth Portfolio 11,083 44,437 — 91,250 — 146,770
SAM Flexible Income Portfolio 3,607 — (1,019) 6,764 — 9,352
SAM Strategic Growth Portfolio 8,277 46,770 — 113,742 — 168,789
Short-Term Income Account 5,197 — (2,225) 362 — 3,334
SmallCap Account 471 11,881 — 44,762 — 57,114
U.S. LargeCap S&P 500 Index Buffer April Account 1,127 — — 6,691 (448) 7,370
U.S. LargeCap S&P 500 Index Buffer January Account 5,156 — — 2,739 (929) 6,966
U.S. LargeCap S&P 500 Index Buffer July Account 7,143 — — 3,444 — 10,587
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of December 31, 2025, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained. For the year ended
December 31, 2025, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund's taxable year subsequent to October 31. For the taxable year ended December 31, 2025 , the Funds do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2025, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
U.S. LargeCap S&P 500 Index Buffer October Account $ 5,169 $ — $ — $ 6,637 $ (1,506) $ 10,300
Short-Term Long-Term Total
Bond Market Index Account $ 31,657 $ 161,793 $ 193,450
Core Plus Bond Account 8,419 22,373 30,792
Government & High Quality Bond Account 8,391 21,270 29,661
Real Estate Securities Account 2,635 — 2,635
SAM Flexible Income Portfolio 1,019 — 1,019
Short-Term Income Account 1,158 1,067 2,225
Short-Term
Utilized
Long-Term
Utilized
Blue Chip Account $ 127 $ —
Bond Market Index Account 1,551 —
Core Plus Bond Account 261 —
Government & High Quality Bond Account 249 —
SAM Flexible Income Portfolio 719 2,336
Short-Term Income Account 76 —
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Account $ (59) $ 59
Diversified Balanced Account (19,468) 19,468
Diversified Balanced Strategic Allocation Account (3,000) 3,000
Diversified Growth Account (109,815) 109,815
Diversified Growth Strategic Allocation Account (7,540) 7,540
Diversified Income Account (3,875) 3,875
Diversified International Account (4,983) 4,983
Equity Income Account (12,820) 12,820
Global Emerging Markets Account (678) 678
LargeCap Growth Account I (19,260) 19,260
LargeCap S&P 500 Index Account (115,704) 115,704
LargeCap S&P 500 Managed Volatility Index Account (8,586) 8,586
MidCap Account (18,867) 18,867
Principal Capital Appreciation Account (2,515) 2,515
Principal LifeTime 2020 Account (1,699) 1,699
Principal LifeTime 2030 Account (2,812) 2,812
Principal LifeTime 2040 Account (1,171) 1,171
Principal LifeTime 2050 Account (790) 790
Principal LifeTime 2060 Account (346) 346
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2025

Federal Income Tax Basis. As of December 31, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SAM Balanced Portfolio $ (9,321) $ 9,321
SAM Conservative Balanced Portfolio (1,809) 1,809
SAM Conservative Growth Portfolio (4,495) 4,495
SAM Strategic Growth Portfolio (4,523) 4,523
SmallCap Account (1,405) 1,405
U.S. LargeCap S&P 500 Index Buffer April Account (1,108) 1,108
U.S. LargeCap S&P 500 Index Buffer January Account (699) 699
U.S. LargeCap S&P 500 Index Buffer July Account 2,077 (2,077)
U.S. LargeCap S&P 500 Index Buffer October Account (132) 132
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 5,920 $ (772) $ 5,148 $ 19,301
Bond Market Index Account 15,909 (118,075) (102,166) 1,909,370
Core Plus Bond Account 3,465 (6,331) (2,866) 258,930
Diversified Balanced Account 140,291 (23,749) 116,542 387,130
Diversified Balanced Adaptive Allocation Account 20,772 (13,276) 7,496 209,618
Diversified Balanced Strategic Allocation Account 12,989 (5,402) 7,587 80,056
Diversified Growth Account 647,198 (78,458) 568,740 1,284,577
Diversified Growth Adaptive Allocation Account 181,714 (54,563) 127,151 1,327,634
Diversified Growth Strategic Allocation Account 37,265 (8,876) 28,389 167,826
Diversified Income Account 29,711 (14,998) 14,713 165,438
Diversified International Account 76,720 (4,439) 72,281 186,393
Equity Income Account 387,426 (7,899) 379,527 304,035
Global Emerging Markets Account 24,453 (2,861) 21,592 60,242
Government & High Quality Bond Account 2,187 (5,141) (2,954) 116,044
LargeCap Growth Account I 191,207 (17,311) 173,896 443,499
LargeCap S&P 500 Index Account 1,393,129 (67,120) 1,326,009 1,066,953
LargeCap S&P 500 Managed Volatility Index Account 63,889 (3,389) 60,500 57,851
MidCap Account 194,515 (21,471) 173,044 410,915
Principal Capital Appreciation Account 128,359 (3,832) 124,527 121,742
Principal LifeTime 2020 Account 14,808 (9,297) 5,511 134,064
Principal LifeTime 2030 Account 38,969 (13,024) 25,945 306,306
Principal LifeTime 2040 Account 29,568 (4,239) 25,329 203,981
Principal LifeTime 2050 Account 15,454 (1,341) 14,113 86,427
Principal LifeTime 2060 Account 4,729 (656) 4,073 36,350
Principal LifeTime Strategic Income Account 4,010 (4,014) (4) 54,556
Real Estate Securities Account 30,065 (21,035) 9,030 238,042
SAM Balanced Portfolio 111,906 (9,388) 102,518 458,843
SAM Conservative Balanced Portfolio 23,252 (5,208) 18,044 143,326
SAM Conservative Growth Portfolio 96,783 (5,533) 91,250 336,030
SAM Flexible Income Portfolio 11,338 (4,574) 6,764 108,960
SAM Strategic Growth Portfolio 117,997 (4,255) 113,742 378,182
Short-Term Income Account 1,410 (1,048) 362 133,062
SmallCap Account 56,711 (11,949) 44,762 135,202
U.S. LargeCap S&P 500 Index Buffer April Account 8,490 (1,799) 6,691 27,204
U.S. LargeCap S&P 500 Index Buffer January Account 2,794 (55) 2,739 24,172
U.S. LargeCap S&P 500 Index Buffer July Account 4,716 (1,272) 3,444 42,175
U.S. LargeCap S&P 500 Index Buffer October Account 8,028 (1,391) 6,637 116,535
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .40 % Shares Held Value (000's)
Money Market Funds - 0 .40%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
97,890 $ 98
TOTAL INVESTMENT COMPANIES $ 98
COMMON STOCKS - 99 .75 % Shares Held Value (000's)
Aerospace & Defense - 6 .97%
HEICO Corp - Class A 1,583 $ 400
TransDigm Group Inc 979 1,302
$ 1,702
Building Materials - 0 .88%
Vulcan Materials Co 750 214
Chemicals - 1 .10%
Linde PLC 431 184
Sherwin-Williams Co/The 261 84
$ 268
Commercial Services - 0 .50%
Moody's Corp 237 121
Distribution & Wholesale - 1 .29%
Copart Inc
(c)
8,080 316
Diversified Financial Services - 10 .02%
Brookfield Asset Management Ltd 1,423 75
Charles Schwab Corp/The 2,207 220
Mastercard Inc 1,957 1,117
Visa Inc 2,950 1,035
$ 2,447
Electronics - 1 .07%
Amphenol Corp 1,925 260
Healthcare - Products - 4 .45%
Danaher Corp 3,765 862
IDEXX Laboratories Inc
(c)
185 125
Intuitive Surgical Inc
(c)
175 99
$ 1,086
Insurance - 0 .71%
Arthur J Gallagher & Co 663 172
Internet - 22 .53%
Airbnb Inc
(c)
1,839 250
Alphabet Inc - A Shares 1,688 528
Alphabet Inc - C Shares 1,465 460
Amazon.com Inc
(c)
12,554 2,898
Meta Platforms Inc 1,059 699
Netflix Inc
(c)
7,088 664
$ 5,499
Lodging - 1 .54%
Hilton Worldwide Holdings Inc 1,312 377
Pharmaceuticals - 1 .35%
Zoetis Inc 2,623 330
Private Equity - 9 .11%
Brookfield Corp 36,659 1,682
KKR & Co Inc 4,256 543
$ 2,225
Real Estate - 1 .48%
CoStar Group Inc
(c)
5,358 360
Retail - 1 .73%
Costco Wholesale Corp 205 177
O'Reilly Automotive Inc
(c)
2,695 246
$ 423
Semiconductors - 12 .06%
Broadcom Inc 2,826 978
NVIDIA Corp 10,546 1,967
$ 2,945
Software - 22 .96%
Cadence Design Systems Inc
(c)
3,071 960
Constellation Software Inc/Canada 78 187
Microsoft Corp 7,846 3,793
MSCI Inc 266 153
Roper Technologies Inc 788 351
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(c)
728 $ 162
$ 5,606
TOTAL COMMON STOCKS $ 24,351
Total Investments $ 24,449
Other Assets and Liabilities -  (0.15)% (37)
TOTAL NET ASSETS - 100.00% $ 24,412
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Blue Chip Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 393 $ 4,677 $ 4,972 $ 98
$ 393 $ 4,677 $ 4,972 $ 98
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .35 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
iShares Core U.S. Aggregate Bond ETF 30,000 $ 2,996
Money Market Funds - 1 .18%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
1,591,055 1,591
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b),(c)
19,650,250 19,650
$ 21,241
TOTAL INVESTMENT COMPANIES $ 24,237
BONDS - 28 .04%
Principal
Amount (000's) Value (000's)
Advertising - 0 .02%
Omnicom Group Inc
2.45%, 04/30/2030 $ 160 $ 148
2.60%, 08/01/2031 295 268
$ 416
Aerospace & Defense - 0 .51%
Boeing Co/The
2.95%, 02/01/2030 170 161
3.25%, 02/01/2028 325 319
3.25%, 02/01/2035 170 149
3.63%, 02/01/2031 175 168
3.75%, 02/01/2050 235 171
3.95%, 08/01/2059 315 223
5.04%, 05/01/2027 155 157
5.15%, 05/01/2030 310 319
5.71%, 05/01/2040 155 158
5.81%, 05/01/2050 355 349
5.88%, 02/15/2040 154 159
6.26%, 05/01/2027 125 128
6.30%, 05/01/2029 150 159
6.53%, 05/01/2034 60 66
6.86%, 05/01/2054 230 258
General Dynamics Corp
3.50%, 04/01/2027 160 160
3.75%, 05/15/2028 150 150
4.25%, 04/01/2040 160 147
4.95%, 08/15/2035 40 41
General Electric Co
4.90%, 01/29/2036 210 213
L3Harris Technologies Inc
1.80%, 01/15/2031 90 79
2.90%, 12/15/2029 60 57
5.05%, 06/01/2029 150 154
5.40%, 01/15/2027 150 152
5.40%, 07/31/2033 150 156
5.50%, 08/15/2054 140 137
5.60%, 07/31/2053 55 55
Lockheed Martin Corp
1.85%, 06/15/2030 55 50
3.80%, 03/01/2045 100 80
3.90%, 06/15/2032 100 98
4.07%, 12/15/2042 47 40
4.09%, 09/15/2052 99 78
4.15%, 08/15/2028 100 101
4.15%, 06/15/2053 100 80
4.50%, 02/15/2029 75 76
4.70%, 12/15/2031 130 133
4.70%, 05/15/2046 25 23
4.75%, 02/15/2034 150 152
5.00%, 08/15/2035 100 102
5.10%, 11/15/2027 150 154
5.20%, 02/15/2055 130 122
5.20%, 02/15/2064 155 144
5.25%, 01/15/2033 75 79
5.70%, 11/15/2054 75 76
Northrop Grumman Corp
3.20%, 02/01/2027 125 124
3.85%, 04/15/2045 250 200
4.03%, 10/15/2047 150 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
4.65%, 07/15/2030 $ 105 $ 107
4.70%, 03/15/2033 150 151
4.90%, 06/01/2034 155 157
4.95%, 03/15/2053 115 104
RTX Corp
1.90%, 09/01/2031 85 75
2.25%, 07/01/2030 160 147
2.38%, 03/15/2032 95 85
2.82%, 09/01/2051 175 109
3.03%, 03/15/2052 195 127
3.50%, 03/15/2027 250 249
3.75%, 11/01/2046 30 23
4.05%, 05/04/2047 150 121
4.13%, 11/16/2028 220 221
4.15%, 05/15/2045 40 33
4.35%, 04/15/2047 40 34
4.50%, 06/01/2042 190 172
4.63%, 11/16/2048 105 91
5.15%, 02/27/2033 110 114
5.38%, 02/27/2053 85 82
5.75%, 01/15/2029 150 157
6.10%, 03/15/2034 185 202
6.40%, 03/15/2054 185 204
$ 9,242
Agriculture - 0 .33%
Altria Group Inc
2.45%, 02/04/2032 190 168
3.40%, 05/06/2030 175 168
3.70%, 02/04/2051 190 134
3.88%, 09/16/2046 60 45
4.00%, 02/04/2061
(d)
190 138
4.80%, 02/14/2029 63 64
4.88%, 02/04/2028 125 127
5.25%, 08/06/2035 105 106
5.80%, 02/14/2039 180 185
Archer-Daniels-Midland Co
2.70%, 09/15/2051 195 120
2.90%, 03/01/2032 195 179
4.50%, 08/15/2033 125 125
BAT Capital Corp
2.26%, 03/25/2028 170 164
2.73%, 03/25/2031 170 157
3.46%, 09/06/2029 120 117
3.56%, 08/15/2027 211 209
3.98%, 09/25/2050 170 124
4.54%, 08/15/2047 150 124
4.63%, 03/22/2033 45 45
5.63%, 08/15/2035 125 130
5.83%, 02/20/2031 115 122
6.42%, 08/02/2033 155 171
7.08%, 08/02/2043 155 174
7.08%, 08/02/2053 75 85
BAT International Finance PLC
5.93%, 02/02/2029 155 163
Bunge Ltd Finance Corp
2.75%, 05/14/2031 100 92
5.15%, 08/04/2035 100 102
Philip Morris International Inc
1.75%, 11/01/2030 175 156
4.13%, 04/28/2028 110 110
4.13%, 03/04/2043 150 127
4.25%, 11/10/2044 30 26
4.38%, 11/15/2041 61 54
4.50%, 03/20/2042 100 89
4.63%, 11/01/2029 135 137
4.88%, 02/15/2028 150 153
4.88%, 02/13/2029 155 159

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
4.88%, 11/15/2043 $ 35 $ 32
4.90%, 11/01/2034 135 136
5.13%, 11/17/2027 130 133
5.25%, 02/13/2034 155 160
5.38%, 02/15/2033 150 157
5.50%, 09/07/2030 155 163
5.63%, 11/17/2029 130 137
5.75%, 11/17/2032 130 139
Reynolds American Inc
5.70%, 08/15/2035 25 26
5.85%, 08/15/2045 265 261
$ 5,893
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 119 113
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 215 205
Delta Air Lines Inc
4.95%, 07/10/2028 105 107
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 59 53
$ 478
Apparel - 0 .04%
NIKE Inc
2.75%, 03/27/2027 160 158
3.25%, 03/27/2040 160 130
3.38%, 11/01/2046 350 259
3.63%, 05/01/2043 200 161
$ 708
Automobile Manufacturers - 0 .66%
American Honda Finance Corp
2.25%, 01/12/2029 100 95
4.50%, 09/04/2030 105 105
4.55%, 03/03/2028 245 248
4.60%, 04/17/2030 150 152
4.70%, 01/12/2028 150 152
4.90%, 01/10/2034 155 156
5.05%, 07/10/2031 145 149
5.15%, 07/09/2032 105 108
5.65%, 11/15/2028 150 156
5.85%, 10/04/2030 115 122
Ford Motor Co
6.10%, 08/19/2032 225 232
Ford Motor Credit Co LLC
5.30%, 09/06/2029 275 277
5.80%, 03/08/2029 300 307
5.88%, 11/07/2029 200 205
5.92%, 03/20/2028 200 205
6.05%, 03/05/2031 305 314
6.05%, 11/05/2031 200 205
6.50%, 02/07/2035
(d)
200 207
6.80%, 11/07/2028 300 315
7.12%, 11/07/2033 300 322
7.35%, 11/04/2027 225 235
General Motors Co
5.00%, 10/01/2028 400 407
5.00%, 04/01/2035
(d)
200 195
5.35%, 04/15/2028 105 108
5.40%, 04/01/2048 180 163
6.25%, 04/15/2035 105 111
6.75%, 04/01/2046 25 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
2.35%, 02/26/2027 $ 105 $ 103
2.35%, 01/08/2031 190 171
2.40%, 04/10/2028 190 183
2.40%, 10/15/2028 175 167
2.70%, 06/10/2031 190 172
4.35%, 01/17/2027 130 130
4.90%, 10/06/2029 135 137
5.35%, 07/15/2027 150 153
5.35%, 01/07/2030 130 134
5.40%, 05/08/2027 155 158
5.45%, 07/15/2030 105 109
5.45%, 09/06/2034 135 137
5.55%, 07/15/2029 150 155
5.60%, 06/18/2031 150 156
5.80%, 01/07/2029 305 318
5.90%, 01/07/2035 130 135
6.00%, 01/09/2028 150 155
6.15%, 07/15/2035 105 111
6.40%, 01/09/2033 150 162
Honda Motor Co Ltd
2.53%, 03/10/2027 115 113
4.44%, 07/08/2028 105 106
5.34%, 07/08/2035 105 107
Mercedes-Benz Finance North America LLC
8.50%, 01/18/2031 127 150
PACCAR Financial Corp
4.25%, 06/23/2027 105 106
4.45%, 08/06/2027 140 142
4.60%, 01/31/2029 150 153
5.00%, 05/13/2027 150 152
Toyota Motor Corp
4.19%, 06/30/2027 105 106
5.05%, 06/30/2035 105 108
5.12%, 07/13/2028 150 155
Toyota Motor Credit Corp
1.15%, 08/13/2027 165 158
1.65%, 01/10/2031 190 168
1.90%, 01/13/2027 200 196
4.05%, 09/05/2028 105 106
4.35%, 10/08/2027 135 136
4.45%, 06/29/2029 155 157
4.50%, 05/14/2027 105 106
4.55%, 09/20/2027 95 96
4.55%, 05/17/2030 145 147
4.60%, 10/10/2031 95 96
4.63%, 01/12/2028 150 152
4.80%, 05/15/2030 105 108
4.80%, 01/05/2034 210 214
4.95%, 01/09/2030 130 134
5.00%, 03/19/2027 95 96
5.10%, 03/21/2031 150 156
$ 11,848
Automobile Parts & Equipment - 0 .01%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 175 164
Banks - 5 .56%
Banco Santander SA
2.75%, 12/03/2030 200 182
3.22%, 11/22/2032
(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.49%, 05/28/2030 200 193
5.29%, 08/18/2027 200 204
5.44%, 07/15/2031 200 210
5.57%, 01/17/2030 200 208
5.59%, 08/08/2028 400 415
6.94%, 11/07/2033 200 229

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
1.90%, 07/23/2031
(e)
$ 370 $ 332
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
170 152
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
190 181
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
380 340
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
385 338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
320 298
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
200 197
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
130 117
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
205 188
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
335 247
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
225 143
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
240 219
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(d),(e)
190 124
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
335 324
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 40 40
3.31%, 04/22/2042
(e)
380 300
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
371 366
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
190 137
Secured Overnight Financing Rate + 1.65%
3.59%, 07/21/2028
(e)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.97%, 02/07/2030
(e)
250 249
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.18%, 11/25/2027 235 236
4.27%, 07/23/2029
(e)
180 181
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
310 260
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
235 236
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
290 289
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(e)
105 106
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(e)
180 183
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 25 24
5.02%, 07/22/2033
(e)
340 347
Secured Overnight Financing Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.16%, 01/24/2031
(e)
$ 180 $ 186
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
295 303
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
295 304
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
210 215
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(e)
215 224
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(e)
185 193
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
255 266
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
215 220
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
305 318
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
305 325
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 113 120
6.11%, 01/29/2037 200 216
7.75%, 05/14/2038 250 303
Bank of America NA
6.00%, 10/15/2036 250 271
Bank of Montreal
3.09%, 01/10/2037
(e)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(e)
100 100
Secured Overnight Financing Rate + 1.08%
4.64%, 09/10/2030
(e)
125 127
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 105 106
5.37%, 06/04/2027 220 225
5.72%, 09/25/2028 305 318
Bank of New York Mellon Corp/The
3.99%, 06/13/2028
(e)
175 175
Secured Overnight Financing Rate + 1.15%
4.44%, 06/09/2028
(e)
270 272
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(e)
110 111
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
145 147
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
125 129
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(e)
110 112
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
145 150
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
195 201
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(e)
50 52
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(e)
150 162
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
145 154
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
4.04%, 09/15/2028
(e)
125 125
Secured Overnight Financing Rate + 0.76%
4.74%, 11/10/2032
(e)
135 136
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 120 123
5.40%, 06/04/2027 150 153

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.65%, 06/24/2031
(e)
$ 320 $ 296
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 161
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(e)
200 202
Secured Overnight Financing Rate + 1.34%
4.97%, 05/16/2029
(e)
210 213
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
200 204
Secured Overnight Financing Rate + 0.96%
5.67%, 03/12/2028
(e)
300 305
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
300 312
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
200 209
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(e)
295 317
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(e)
305 338
Secured Overnight Financing Rate + 2.62%
Canadian Imperial Bank of Commerce
4.58%, 09/08/2031
(e)
100 101
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(e)
135 137
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
190 191
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 145 148
5.26%, 04/08/2029 150 155
5.99%, 10/03/2028 150 158
Capital One NA
2.70%, 02/06/2030 250 236
Citibank NA
5.57%, 04/30/2034 300 317
5.80%, 09/29/2028 250 262
Citigroup Inc
2.57%, 06/03/2031
(e)
320 296
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
315 295
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
195 144
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
155 148
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
185 169
Secured Overnight Financing Rate + 1.35%
3.67%, 07/24/2028
(e)
325 323
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(e)
195 186
Secured Overnight Financing Rate + 1.94%
3.89%, 01/10/2028
(e)
300 299
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.07%, 04/23/2029
(e)
240 240
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.28%, 04/24/2048
(e)
165 139
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.45%, 09/29/2027 20 20
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.50%, 09/11/2031
(e)
$ 135 $ 135
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(e)
270 272
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(e)
105 106
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 222 200
4.66%, 05/24/2028
(e)
365 368
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
230 233
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(e)
215 220
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(e)
310 318
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(e)
210 212
Secured Overnight Financing Rate + 1.49%
5.30%, 05/06/2044 25 24
5.33%, 03/27/2036
(e)
290 297
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
135 136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
125 124
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
155 161
Secured Overnight Financing Rate + 2.06%
5.88%, 01/30/2042 198 208
6.02%, 01/24/2036
(e)
230 241
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
295 313
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
155 169
Secured Overnight Financing Rate + 2.34%
6.63%, 06/15/2032 112 124
6.68%, 09/13/2043 30 33
8.13%, 07/15/2039 132 169
Cooperatieve Rabobank UA
5.25%, 05/24/2041 135 136
5.25%, 08/04/2045 250 235
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029
(d)
305 312
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(e)
150 152
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(e)
275 279
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(e)
150 154
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 150 154
5.37%, 01/10/2029
(e)
190 194
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
300 314
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
305 335
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
150 150
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
150 157
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
225 237
Secured Overnight Financing Rate + 2.34%

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(e)
$ 245 $ 218
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
285 255
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 210 197
2.62%, 04/22/2032
(e)
190 173
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
150 148
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
195 176
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
185 136
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
195 180
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
190 147
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
190 149
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(e)
315 313
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 60 60
4.15%, 10/21/2029
(e)
100 100
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(e)
215 215
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(e)
200 200
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(e)
180 166
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
280 282
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
265 269
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 25 23
4.94%, 04/23/2028
(e)
230 233
Secured Overnight Financing Rate + 1.32%
4.94%, 10/21/2036
(e)
100 99
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(e)
265 266
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
315 323
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 310 291
5.21%, 01/28/2031
(e)
240 248
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
250 257
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
190 197
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
270 270
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
265 277
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
120 121
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
180 191
Secured Overnight Financing Rate + 1.55%
6.48%, 10/24/2029
(e)
295 313
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
145 162
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 405 452
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
$ 335 $ 323
Secured Overnight Financing Rate + 1.73%
2.85%, 06/04/2031
(e)
200 187
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(e)
200 182
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(e)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
250 250
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
365 368
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
200 202
Secured Overnight Financing Rate + 2.11%
5.29%, 11/19/2030
(e)
270 279
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
335 347
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
310 321
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(d),(e)
310 327
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
300 316
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(e)
200 206
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(e)
215 227
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(e)
270 282
Secured Overnight Financing Rate + 1.90%
6.10%, 01/14/2042 89 96
6.16%, 03/09/2029
(e)
200 208
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
260 283
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
215 235
Secured Overnight Financing Rate + 2.65%
6.55%, 06/20/2034
(e)
295 319
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
305 322
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 103
5.27%, 01/15/2031
(e)
135 139
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
5.65%, 01/10/2030 305 320
ING Groep NV
2.73%, 04/01/2032
(e)
200 184
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(e)
250 254
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
300 309
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(e)
230 248
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.95%, 02/04/2032
(e)
190 169
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
295 282
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
265 258
Secured Overnight Financing Rate + 1.89%

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.52%, 04/22/2031
(e)
$ 190 $ 177
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(e)
180 129
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
195 176
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
190 174
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
260 247
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.96%, 05/13/2031
(e)
175 165
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
190 149
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
105 71
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
190 135
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.63%, 12/01/2027 25 25
3.88%, 07/24/2038
(e)
200 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
400 322
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
270 270
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.03%, 07/24/2048
(e)
30 24
CME Term Secured Overnight Financing
Rate 3 Month + 1.72%
4.20%, 07/23/2029
(e)
150 150
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/01/2027 10 10
4.25%, 10/22/2031
(e)
200 199
Secured Overnight Financing Rate + 0.93%
4.32%, 04/26/2028
(e)
290 291
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
200 202
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
295 298
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
195 196
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
265 269
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(e)
175 174
Secured Overnight Financing Rate + 1.19%
4.85%, 07/25/2028
(e)
70 71
Secured Overnight Financing Rate + 1.99%
4.85%, 02/01/2044 20 19
4.91%, 07/25/2033
(e)
340 346
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
255 257
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 55 52
4.98%, 07/22/2028
(e)
135 137
Secured Overnight Financing Rate + 0.93%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.00%, 07/22/2030
(e)
$ 145 $ 149
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
185 190
Secured Overnight Financing Rate + 1.31%
5.04%, 01/23/2028
(e)
350 354
Secured Overnight Financing Rate + 1.19%
5.10%, 04/22/2031
(e)
240 248
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(e)
195 202
Secured Overnight Financing Rate + 1.01%
5.29%, 07/22/2035
(e)
215 222
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
150 155
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
215 223
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
370 384
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
205 214
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
135 137
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(e)
115 121
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(e)
300 313
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(e)
100 103
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 154 161
5.63%, 08/16/2043 180 185
5.72%, 09/14/2033
(e)
160 169
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
195 208
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(e)
295 311
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
295 324
Secured Overnight Financing Rate + 1.81%
6.40%, 05/15/2038 275 311
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 250 258
KeyCorp
2.25%, 04/06/2027 200 195
2.55%, 10/01/2029 310 293
Korea Development Bank/The
3.75%, 09/16/2030 200 198
4.38%, 02/15/2028 305 309
5.63%, 10/23/2033 200 217
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
380 245
0.00%, 06/29/2037
(f)
200 121
2.88%, 04/03/2028 275 271
3.00%, 05/20/2027 295 293
3.50%, 08/27/2027 150 150
3.50%, 08/09/2028 210 210
3.75%, 02/15/2028 225 226
3.75%, 07/15/2030 135 135
3.88%, 05/15/2028 250 252
3.88%, 06/15/2028 180 181
4.00%, 06/28/2027 220 221
4.00%, 03/15/2029 90 91
4.13%, 07/15/2033 300 302
4.38%, 03/01/2027 310 313
4.38%, 02/28/2034 170 173
4.63%, 03/18/2030 90 93

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
4.75%, 10/29/2030 $ 150 $ 156
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 155 136
3.63%, 10/08/2030 105 104
3.88%, 09/28/2027 100 100
3.88%, 06/14/2028 120 121
4.13%, 05/28/2030 225 229
4.63%, 04/17/2029 150 154
Lloyds Banking Group PLC
3.75%, 01/11/2027 265 265
4.82%, 06/13/2029
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.98%, 08/11/2033
(e)
335 341
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.30%, 12/01/2045 200 189
5.68%, 01/05/2035
(e)
305 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
M&T Bank Corp
5.18%, 07/08/2031
(e)
105 108
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 250 227
2.56%, 02/25/2030 200 187
3.20%, 07/18/2029 200 193
4.08%, 04/19/2028
(e)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.53%, 09/12/2031
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(e)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.35%, 09/13/2028
(e)
325 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
300 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.57%, 01/16/2036
(e)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 182
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(e)
200 192
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
325 333
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc (continued)
5.59%, 07/10/2035
(e)
$ 295 $ 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
305 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
300 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.79%, 02/13/2032
(e)
355 312
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
105 92
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
190 169
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
120 118
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
265 233
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
180 161
Secured Overnight Financing Rate + 1.20%
2.80%, 01/25/2052
(e)
120 76
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
140 128
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(e)
190 149
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 30 30
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 265 264
3.77%, 01/24/2029
(e)
180 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 50 50
3.97%, 07/22/2038 15 14
3 Month USD LIBOR + 1.46%
4.13%, 10/18/2029
(e)
100 100
Secured Overnight Financing Rate + 0.91%
4.21%, 04/20/2028
(e)
390 391
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 50 43
4.36%, 10/22/2031
(e)
100 100
Secured Overnight Financing Rate + 1.07%
4.38%, 01/22/2047 30 26
4.65%, 10/18/2030
(e)
170 172
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
225 228
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(e)
195 193
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(e)
140 144
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
300 306
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
150 153
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
230 236
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(e)
230 237
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(e)
205 211
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
295 304
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
290 299
Secured Overnight Financing Rate + 1.56%

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.42%, 07/21/2034
(e)
$ 300 $ 312
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
150 155
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
155 161
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
170 168
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
200 209
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(e)
200 200
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(e)
130 133
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 313
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(e)
185 194
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(e)
90 96
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
150 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
145 151
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
150 164
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 195 217
6.41%, 11/01/2029
(e)
200 212
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
185 207
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.97%, 07/14/2028
(e)
285 289
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
290 295
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.20%, 11/17/2028
(e)
250 251
Secured Overnight Financing Rate + 0.78%
4.47%, 11/19/2031
(e)
250 251
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(e)
250 253
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.53%, 06/13/2030 300 305
5.09%, 06/11/2027 280 285
NatWest Group PLC
4.89%, 05/18/2029
(e)
200 203
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 409
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(e)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
Northern Trust Corp
4.00%, 05/10/2027 130 130
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 125 125
3.75%, 09/05/2029 150 150
3.75%, 09/10/2030 105 105
4.00%, 05/28/2028 110 111
4.25%, 03/01/2028 150 152
4.50%, 01/24/2030 130 134
4.75%, 05/21/2027 150 152
PNC Bank NA
2.70%, 10/22/2029 250 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
$ 150 $ 135
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 151
4.63%, 06/06/2033
(e)
105 104
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(e)
105 107
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
155 160
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(e)
155 157
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
105 108
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(e)
80 82
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(e)
315 326
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
75 79
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
305 327
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.63%, 05/04/2027 115 115
3.88%, 05/04/2032 225 219
4.50%, 08/06/2029
(e)
100 101
Secured Overnight Financing Rate + 0.89%
4.65%, 10/18/2030
(e)
200 203
Secured Overnight Financing Rate + 1.08%
4.95%, 02/01/2029 130 133
4.97%, 01/24/2029
(e)
190 194
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(d),(e)
235 240
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 145 149
5.15%, 02/04/2031
(e)
190 196
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 150 156
Santander Holdings USA Inc
2.49%, 01/06/2028
(d),(e)
270 265
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
135 138
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(e)
120 123
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(e)
200 197
Secured Overnight Financing Rate + 1.22%
4.32%, 09/22/2029
(e)
205 205
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 02/07/2028
(e)
145 142
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 70 63
4.42%, 05/13/2033
(e)
185 184
Secured Overnight Financing Rate + 1.61%
4.54%, 02/28/2028 60 61
4.68%, 10/22/2032
(e)
70 71
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(e)
55 55
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(e)
65 66
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 230 237
5.15%, 02/28/2036
(e)
125 128
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(e)
150 157
Secured Overnight Financing Rate + 1.48%

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 $ 200 $ 189
2.13%, 07/08/2030 265 241
2.14%, 09/23/2030 170 154
3.04%, 07/16/2029 200 192
3.36%, 07/12/2027 200 199
3.45%, 01/11/2027
(d)
140 139
5.32%, 07/09/2029 295 305
5.42%, 07/09/2031 225 235
5.63%, 01/15/2035 200 212
5.77%, 01/13/2033 200 213
5.80%, 07/13/2028 300 312
5.80%, 07/08/2046
(e)
105 106
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 230 247
6.18%, 07/13/2043 150 163
Toronto-Dominion Bank/The
1.95%, 01/12/2027
(d)
100 98
3.20%, 03/10/2032 100 93
4.11%, 06/08/2027 70 70
4.46%, 06/08/2032 175 175
4.57%, 06/02/2028 215 218
4.69%, 09/15/2027 290 294
4.78%, 12/17/2029 80 82
4.81%, 06/03/2030 100 102
4.93%, 10/15/2035 100 100
4.99%, 04/05/2029 155 159
5.30%, 01/30/2032 130 136
5.52%, 07/17/2028 150 155
Truist Financial Corp
1.13%, 08/03/2027 215 206
1.89%, 06/07/2029
(e)
175 166
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 290 263
4.12%, 06/06/2028
(e)
135 135
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
150 152
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(e)
195 193
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(e)
105 108
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(e)
150 153
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
140 145
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
75 78
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
60 63
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
150 160
Secured Overnight Financing Rate + 2.36%
UBS Group AG
4.88%, 05/15/2045 250 232
US Bancorp
2.22%, 01/27/2028
(e)
155 152
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
175 153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 400 385
3.15%, 04/27/2027 25 25
4.65%, 02/01/2029
(e)
130 132
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
130 131
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
255 262
Secured Overnight Financing Rate + 1.06%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
5.38%, 01/23/2030
(e)
$ 60 $ 62
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
45 48
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
295 315
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
150 161
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 253
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
250 244
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(e)
280 217
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
235 219
Secured Overnight Financing Rate + 1.50%
3.58%, 05/22/2028
(e)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.08%, 09/15/2029
(e)
210 210
Secured Overnight Financing Rate + 0.88%
4.40%, 06/14/2046 195 163
4.48%, 04/04/2031
(e)
245 247
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(e)
200 172
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 165 145
4.81%, 07/25/2028
(e)
170 172
Secured Overnight Financing Rate + 1.98%
4.89%, 09/15/2036
(e)
105 105
Secured Overnight Financing Rate + 1.34%
4.90%, 01/24/2028
(e)
190 192
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
170 173
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 260 234
4.97%, 04/23/2029
(e)
110 112
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(e)
325 297
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(e)
170 175
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(e)
305 314
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
265 271
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
180 186
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 20 19
5.39%, 04/24/2034
(e)
210 218
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
305 318
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
225 236
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
225 233
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(e)
110 115
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 45 45
5.71%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 1.07%

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
6.30%, 10/23/2029
(e)
$ 295 $ 312
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
295 327
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.95%, 08/26/2036 500 533
6.60%, 01/15/2038 250 279
Westpac Banking Corp
2.96%, 11/16/2040 80 61
3.02%, 11/18/2036
(e)
150 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 200 151
4.11%, 07/24/2034
(e)
165 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030 70 71
4.42%, 07/24/2039 165 153
5.05%, 04/16/2029 225 233
5.46%, 11/18/2027 310 320
$ 100,154
Beverages - 0 .43%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 630 624
4.90%, 02/01/2046 824 762
Anheuser-Busch InBev Worldwide Inc
4.75%, 01/23/2029 260 265
5.00%, 06/15/2034 150 155
5.45%, 01/23/2039 250 259
5.80%, 01/23/2059 470 479
8.20%, 01/15/2039 51 66
Coca-Cola Co/The
1.00%, 03/15/2028 170 161
1.50%, 03/05/2028 190 181
1.65%, 06/01/2030 260 235
2.50%, 06/01/2040 260 193
2.88%, 05/05/2041 195 150
5.00%, 05/13/2034 95 99
5.30%, 05/13/2054 95 93
Constellation Brands Inc
2.25%, 08/01/2031 170 151
3.15%, 08/01/2029 215 207
4.35%, 05/09/2027 160 161
4.90%, 05/01/2033 75 75
4.95%, 11/01/2035 100 99
Diageo Capital PLC
2.38%, 10/24/2029 200 188
5.30%, 10/24/2027 295 302
5.63%, 10/05/2033 200 213
5.88%, 09/30/2036 139 151
Keurig Dr Pepper Inc
2.25%, 03/15/2031 95 85
3.35%, 03/15/2051 190 127
3.95%, 04/15/2029 110 109
4.05%, 04/15/2032 110 106
4.50%, 04/15/2052 110 89
5.10%, 03/15/2027 190 192
5.15%, 05/15/2035 110 110
Molson Coors Beverage Co
5.00%, 05/01/2042 50 46
PepsiCo Inc
1.63%, 05/01/2030 95 86
1.95%, 10/21/2031 165 147
2.63%, 07/29/2029 170 162
2.63%, 10/21/2041 160 116
2.88%, 10/15/2049 160 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc (continued)
3.60%, 02/18/2028 $ 170 $ 170
4.20%, 07/18/2052 60 49
4.30%, 07/23/2030 100 101
4.45%, 02/07/2028 125 127
4.45%, 05/15/2028 150 152
4.65%, 07/23/2032 100 102
4.80%, 07/17/2034 110 112
5.00%, 02/07/2035 100 103
Pepsico Singapore Financing I Pte Ltd
4.55%, 02/16/2029 155 158
$ 7,823
Biotechnology - 0 .34%
Amgen Inc
1.65%, 08/15/2028 180 170
2.00%, 01/15/2032 180 157
2.20%, 02/21/2027 225 221
2.45%, 02/21/2030 160 149
3.00%, 02/22/2029 200 194
3.00%, 01/15/2052 180 116
3.15%, 02/21/2040 260 205
3.38%, 02/21/2050 160 114
4.20%, 03/01/2033 165 161
4.20%, 02/22/2052 200 159
4.40%, 05/01/2045 40 34
4.66%, 06/15/2051 300 257
4.88%, 03/01/2053 165 145
5.15%, 03/02/2028 270 276
5.25%, 03/02/2030 130 135
5.25%, 03/02/2033 155 160
5.60%, 03/02/2043 310 312
5.65%, 03/02/2053 310 304
5.75%, 03/02/2063 230 224
Baxalta Inc
5.25%, 06/23/2045 130 124
Biogen Inc
2.25%, 05/01/2030 115 106
5.20%, 09/15/2045 340 313
Gilead Sciences Inc
1.65%, 10/01/2030 165 148
2.60%, 10/01/2040 85 63
2.80%, 10/01/2050 165 104
2.95%, 03/01/2027 140 139
4.00%, 09/01/2036 300 279
4.60%, 09/01/2035 300 296
5.10%, 06/15/2035 135 138
5.25%, 10/15/2033 150 158
5.50%, 11/15/2054 135 133
5.55%, 10/15/2053 150 149
Royalty Pharma PLC
1.75%, 09/02/2027 160 154
2.20%, 09/02/2030 160 145
3.30%, 09/02/2040 160 124
5.95%, 09/25/2055 105 104
$ 6,170
Building Materials - 0 .21%
Carrier Global Corp
2.49%, 02/15/2027 36 35
2.72%, 02/15/2030 320 301
3.38%, 04/05/2040 150 121
3.58%, 04/05/2050 160 118
5.90%, 03/15/2034 125 134
6.20%, 03/15/2054 30 32
CRH America Finance Inc
4.40%, 02/09/2031 100 100
5.50%, 01/09/2035 255 265
5.60%, 02/09/2056 100 99

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Johnson Controls International plc
4.50%, 02/15/2047 $ 300 $ 258
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 210 185
Martin Marietta Materials Inc
2.50%, 03/15/2030 250 233
3.20%, 07/15/2051 190 128
5.15%, 12/01/2034 135 138
Masco Corp
1.50%, 02/15/2028 190 180
Owens Corning
5.50%, 06/15/2027 150 153
5.70%, 06/15/2034 150 158
Trane Technologies Financing Ltd
3.80%, 03/21/2029 350 347
5.10%, 06/13/2034 150 154
Vulcan Materials Co
3.50%, 06/01/2030 295 286
5.35%, 12/01/2034 270 280
$ 3,705
Chemicals - 0 .26%
Air Products and Chemicals Inc
2.80%, 05/15/2050 155 99
4.60%, 02/08/2029 155 158
4.80%, 03/03/2033 155 158
4.90%, 10/11/2032 100 103
Albemarle Corp
5.45%, 12/01/2044 150 137
Dow Chemical Co/The
2.10%, 11/15/2030 165 146
3.60%, 11/15/2050 165 106
4.38%, 11/15/2042 230 182
4.80%, 05/15/2049 150 118
5.15%, 02/15/2034
(d)
155 154
5.65%, 03/15/2036
(d)
105 104
9.40%, 05/15/2039 30 39
DuPont de Nemours Inc
4.73%, 11/15/2028
(g)
97 98
Eastman Chemical Co
4.80%, 09/01/2042 100 88
Ecolab Inc
1.30%, 01/30/2031 85 74
1.65%, 02/01/2027 175 171
2.75%, 08/18/2055 232 140
4.30%, 06/15/2028 45 45
4.80%, 03/24/2030 160 164
5.00%, 09/01/2035 140 143
LYB International Finance III LLC
2.25%, 10/01/2030 165 147
3.63%, 04/01/2051 165 106
4.20%, 10/15/2049 125 90
5.63%, 05/15/2033
(d)
150 152
Nutrien Ltd
4.20%, 04/01/2029 300 299
4.50%, 03/12/2027 120 121
5.40%, 06/21/2034 150 155
5.80%, 03/27/2053 155 155
Sherwin-Williams Co/The
2.20%, 03/15/2032 160 140
2.30%, 05/15/2030 160 147
2.95%, 08/15/2029 225 216
3.30%, 05/15/2050 160 109
3.80%, 08/15/2049 175 131
4.30%, 08/15/2028 205 206
Westlake Corp
3.13%, 08/15/2051 190 115
$ 4,716
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 0 .84%
BANK 2018-BNK10
3.69%, 02/15/2061 $ 1,850 $ 1,834
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 642 641
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049 401 399
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
640 633
2.86%, 02/25/2027
(h)
481 476
2.96%, 02/25/2027
(h)
762 754
2.98%, 12/25/2027
(h)
597 589
3.35%, 07/25/2028
(h)
1,947 1,931
Freddie Mac Multifamily Structured Pass Through
Certificates
2.67%, 03/25/2026 941 937
3.41%, 12/25/2026 1,492 1,485
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 20 20
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 442 440
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,492
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,474
SG Commercial Mortgage Securities Trust 2016-C5
3.06%, 10/10/2048 1,000 990
$ 15,095
Commercial Services - 0 .20%
American University/The
3.67%, 04/01/2049 125 94
California Institute of Technology
4.32%, 08/01/2045 80 70
Global Payments Inc
3.20%, 08/15/2029 170 162
4.15%, 08/15/2049 85 63
4.50%, 11/15/2028 95 95
4.88%, 11/15/2030 95 95
5.20%, 11/15/2032 190 190
5.55%, 11/15/2035 95 94
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 172
4.68%, 07/01/2114 125 104
Moody's Corp
4.25%, 08/08/2032 175 173
5.00%, 08/05/2034 140 143
5.25%, 07/15/2044 250 242
PayPal Holdings Inc
2.30%, 06/01/2030 160 148
2.85%, 10/01/2029 160 153
3.90%, 06/01/2027 185 185
4.40%, 06/01/2032 185 185
5.50%, 06/01/2054 150 146
S&P Global Inc
1.25%, 08/15/2030 165 145
2.45%, 03/01/2027 145 143
2.50%, 12/01/2029 120 113
3.25%, 12/01/2049 120 84
3.70%, 03/01/2052 295 223
5.25%, 09/15/2033 150 158
TR Finance LLC
5.85%, 04/15/2040 25 26
University of Southern California
5.25%, 10/01/2111 30 28
William Marsh Rice University
3.57%, 05/15/2045 300 238
$ 3,672

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .53%
Apple Inc
1.20%, 02/08/2028 $ 170 $ 162
1.40%, 08/05/2028 190 180
1.65%, 05/11/2030 160 146
1.65%, 02/08/2031 175 156
2.20%, 09/11/2029 165 156
2.65%, 05/11/2050 160 100
2.70%, 08/05/2051 175 109
2.80%, 02/08/2061 175 103
2.90%, 09/12/2027 300 296
2.95%, 09/11/2049 165 110
3.20%, 05/11/2027 160 159
3.25%, 08/08/2029 175 172
3.35%, 02/09/2027 170 169
3.45%, 02/09/2045 30 23
3.75%, 09/12/2047 115 91
3.75%, 11/13/2047 150 119
3.85%, 05/04/2043 300 253
3.95%, 08/08/2052 175 139
4.20%, 05/12/2030 105 106
4.30%, 05/10/2033
(d)
150 152
4.50%, 05/12/2032 105 107
4.65%, 02/23/2046 435 399
4.75%, 05/12/2035 105 108
Dell International LLC / EMC Corp
3.38%, 12/15/2041 100 76
3.45%, 12/15/2051 145 99
4.35%, 02/01/2030 135 135
4.50%, 02/15/2031 130 130
4.75%, 04/01/2028 75 76
5.10%, 02/15/2036 130 128
5.25%, 02/01/2028 150 153
5.30%, 04/01/2032 115 118
5.40%, 04/15/2034 225 231
8.10%, 07/15/2036 138 167
8.35%, 07/15/2046 83 105
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 105 105
4.55%, 10/15/2029 135 136
4.85%, 10/15/2031 205 207
5.00%, 10/15/2034 270 268
6.20%, 10/15/2035 80 86
6.35%, 10/15/2045 195 200
HP Inc
3.00%, 06/17/2027 240 236
4.75%, 01/15/2028 175 177
6.00%, 09/15/2041 154 155
6.10%, 04/25/2035
(d)
115 122
IBM International Capital Pte Ltd
4.75%, 02/05/2031 160 163
4.90%, 02/05/2034 310 313
International Business Machines Corp
2.20%, 02/09/2027 100 98
3.50%, 05/15/2029 235 231
4.00%, 06/20/2042 35 29
4.15%, 05/15/2039 230 205
4.25%, 05/15/2049 340 275
4.40%, 07/27/2032 165 165
4.50%, 02/06/2028 115 116
4.65%, 02/10/2028 255 259
4.70%, 02/19/2046 185 163
5.10%, 02/06/2053 150 137
5.60%, 11/30/2039 92 95
5.70%, 02/10/2055 125 123
5.88%, 11/29/2032 100 108
6.22%, 08/01/2027 216 224
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NetApp Inc
2.38%, 06/22/2027 $ 160 $ 156
$ 9,485
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 300 239
Cosmetics & Personal Care - 0 .14%
Colgate-Palmolive Co
4.20%, 05/01/2030 110 111
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 152
2.38%, 12/01/2029 240 225
Haleon US Capital LLC
3.63%, 03/24/2032 370 352
Kenvue Inc
4.85%, 05/22/2032 105 107
4.90%, 03/22/2033 155 158
5.05%, 03/22/2028 155 158
5.05%, 03/22/2053 155 141
5.10%, 03/22/2043 155 149
Procter & Gamble Co/The
3.55%, 03/25/2040 160 139
4.10%, 11/03/2032 95 94
4.60%, 05/01/2035 110 112
Unilever Capital Corp
1.38%, 09/14/2030 170 151
4.63%, 08/12/2034 105 106
4.88%, 09/08/2028 150 154
5.90%, 11/15/2032 230 251
$ 2,560
Diversified Financial Services - 0 .75%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 245 238
3.30%, 01/30/2032 380 351
3.40%, 10/29/2033 275 248
3.88%, 01/23/2028 300 299
4.38%, 11/15/2030 150 150
4.88%, 04/01/2028 150 152
4.95%, 09/10/2034 150 150
5.10%, 01/19/2029 150 153
5.38%, 12/15/2031 150 155
6.10%, 01/15/2027 150 153
Air Lease Corp
2.10%, 09/01/2028 385 363
2.88%, 01/15/2032 200 179
3.25%, 10/01/2029 95 91
5.10%, 03/01/2029 155 157
5.20%, 07/15/2031 150 152
Ally Financial Inc
2.20%, 11/02/2028 190 180
4.75%, 06/09/2027 160 161
5.55%, 07/31/2033
(e)
100 101
Secured Overnight Financing Rate + 1.78%
8.00%, 11/01/2031 265 301
American Express Co
3.30%, 05/03/2027 30 30
4.05%, 12/03/2042 25 22
4.73%, 04/25/2029
(e)
230 234
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(e)
95 94
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(e)
210 214
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(e)
190 196
Secured Overnight Financing Rate + 1.02%
5.10%, 02/16/2028
(e)
155 157
Secured Overnight Financing Rate + 1.00%

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co (continued)
5.28%, 07/27/2029
(e)
$ 150 $ 155
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
215 222
Secured Overnight Financing Rate + 1.42%
5.53%, 04/25/2030
(e)
150 156
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(e)
110 116
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(e)
75 82
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
5.35%, 01/08/2055 145 141
Blackrock Inc
2.10%, 02/25/2032 150 132
2.40%, 04/30/2030 125 117
Capital One Financial Corp
2.36%, 07/29/2032
(e)
190 166
Secured Overnight Financing Rate + 1.34%
4.10%, 02/09/2027 250 250
4.49%, 09/11/2031
(e)
105 105
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(e)
255 258
Secured Overnight Financing Rate + 2.06%
5.20%, 09/11/2036
(e)
105 104
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(e)
70 73
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
155 161
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
150 157
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
70 74
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
75 80
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
65 68
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
150 157
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
225 254
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 165 145
2.00%, 03/20/2028 385 370
4.91%, 11/14/2036
(e)
95 94
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(e)
150 156
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(e)
155 169
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
150 159
Secured Overnight Financing Rate + 1.88%
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 147
2.65%, 09/15/2040 165 122
3.00%, 09/15/2060 165 99
3.95%, 12/01/2028 95 95
4.00%, 09/15/2027 185 186
4.25%, 09/21/2048 150 125
4.95%, 06/15/2052 335 308
Jefferies Financial Group Inc
2.63%, 10/15/2031 165 146
4.15%, 01/23/2030 200 197
6.50%, 01/20/2043 200 208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc
2.00%, 11/18/2031 $ 85 $ 76
2.95%, 03/15/2051 95 62
3.35%, 03/26/2030 80 78
3.85%, 03/26/2050 135 106
4.55%, 03/15/2028 125 127
4.55%, 01/15/2035 275 275
Nasdaq Inc
2.50%, 12/21/2040 185 131
5.35%, 06/28/2028 107 110
5.95%, 08/15/2053 35 36
Nomura Holdings Inc
2.68%, 07/16/2030 330 305
5.84%, 01/18/2028 300 310
6.09%, 07/12/2033 300 323
Synchrony Financial
5.02%, 07/29/2029
(e)
100 101
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.90%, 04/15/2027 120 118
2.05%, 04/15/2030 80 74
2.70%, 04/15/2040 80 62
3.65%, 09/15/2047 85 66
4.15%, 12/14/2035 215 209
4.30%, 12/14/2045 245 214
Western Union Co/The
6.20%, 11/17/2036
(d)
200 208
$ 13,426
Electric - 2 .14%
AEP Texas Inc
2.10%, 07/01/2030 165 150
3.45%, 01/15/2050 55 38
3.45%, 05/15/2051 45 30
4.70%, 05/15/2032 65 65
5.25%, 05/15/2052 65 60
AEP Transmission Co LLC
2.75%, 08/15/2051 95 58
4.00%, 12/01/2046 200 160
4.50%, 06/15/2052 90 76
5.40%, 03/15/2053 155 151
AES Corp/The
2.45%, 01/15/2031 180 163
Alabama Power Co
1.45%, 09/15/2030 160 142
3.13%, 07/15/2051 190 126
4.30%, 03/15/2031 105 105
Ameren Corp
1.75%, 03/15/2028 190 181
5.00%, 01/15/2029 155 158
Ameren Illinois Co
3.25%, 03/15/2050 80 55
3.85%, 09/01/2032 115 110
5.63%, 03/01/2055 100 100
American Electric Power Co Inc
2.30%, 03/01/2030 160 148
5.63%, 03/01/2033 80 84
6.05%, 03/15/2056
(e)
100 98
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Appalachian Power Co
3.30%, 06/01/2027 200 198
7.00%, 04/01/2038 120 136
Arizona Public Service Co
2.60%, 08/15/2029 270 255
2.65%, 09/15/2050 170 101
4.50%, 04/01/2042 77 68
5.90%, 08/15/2055 40 41

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Baltimore Gas and Electric Co
2.25%, 06/15/2031 $ 95 $ 86
4.55%, 06/01/2052 60 51
5.45%, 06/01/2035 105 109
5.65%, 06/01/2054 150 149
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 117
2.85%, 05/15/2051 180 112
3.80%, 07/15/2048 150 114
4.60%, 05/01/2053 195 164
5.15%, 11/15/2043 15 14
6.13%, 04/01/2036 156 169
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 95 67
4.25%, 02/01/2049 150 124
4.85%, 10/01/2052 80 72
4.95%, 04/01/2033 155 158
4.95%, 08/15/2035 105 106
5.20%, 10/01/2028 150 155
CenterPoint Energy Inc
2.95%, 03/01/2030 110 104
CMS Energy Corp
3.75%, 12/01/2050
(e)
180 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 105
3.13%, 03/15/2051 95 63
5.30%, 06/01/2034 150 156
5.30%, 02/01/2053 150 142
5.65%, 06/01/2054 150 149
5.95%, 06/01/2055 20 21
Connecticut Light and Power Co/The
2.05%, 07/01/2031 95 84
3.20%, 03/15/2027 165 164
4.00%, 04/01/2048 125 100
4.95%, 01/15/2030 130 133
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 106
3.70%, 11/15/2059 80 56
3.88%, 06/15/2047 325 252
4.20%, 03/15/2042 128 109
4.30%, 12/01/2056 230 181
5.20%, 03/01/2033 150 156
5.75%, 11/15/2055 95 95
5.85%, 03/15/2036 51 54
6.15%, 11/15/2052 155 163
6.75%, 04/01/2038 125 143
Consumers Energy Co
4.20%, 09/01/2052 175 140
4.60%, 05/30/2029 155 158
4.90%, 02/15/2029 155 159
5.05%, 05/15/2035 65 66
Dayton Power & Light Co/The
4.55%, 08/15/2030
(g)
30 30
Dominion Energy Inc
3.30%, 04/15/2041 190 144
3.38%, 04/01/2030 155 150
4.60%, 05/15/2028 105 106
4.70%, 12/01/2044 100 88
4.90%, 08/01/2041 77 71
5.38%, 11/15/2032 105 109
5.45%, 03/15/2035 120 123
5.95%, 06/15/2035 400 426
DTE Electric Co
1.90%, 04/01/2028 285 273
2.25%, 03/01/2030 100 93
2.63%, 03/01/2031 155 143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co (continued)
3.95%, 03/01/2049 $ 125 $ 98
5.20%, 03/01/2034 155 160
5.25%, 05/15/2035 105 108
5.40%, 04/01/2053 155 150
DTE Energy Co
4.88%, 06/01/2028 100 102
5.05%, 10/01/2035 105 105
5.20%, 04/01/2030 125 129
Duke Energy Carolinas LLC
4.00%, 09/30/2042 100 84
4.95%, 01/15/2033 150 154
5.25%, 03/15/2035 130 134
5.30%, 02/15/2040 87 88
5.35%, 01/15/2053 150 144
5.40%, 01/15/2054 155 150
Duke Energy Corp
3.15%, 08/15/2027 15 15
3.30%, 06/15/2041 95 73
3.50%, 06/15/2051 190 132
3.75%, 09/01/2046 200 152
4.50%, 08/15/2032 175 174
4.85%, 01/05/2029 155 158
5.00%, 08/15/2052 90 79
5.45%, 06/15/2034 150 156
5.70%, 09/15/2055 105 102
5.80%, 06/15/2054 150 148
6.10%, 09/15/2053 75 78
Duke Energy Florida LLC
1.75%, 06/15/2030 160 144
2.50%, 12/01/2029 160 151
3.40%, 10/01/2046 150 109
4.20%, 12/01/2030 80 80
5.65%, 04/01/2040 25 26
5.88%, 11/15/2033 75 81
5.95%, 11/15/2052 80 83
6.40%, 06/15/2038 66 74
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 100
5.40%, 04/01/2053 155 147
5.90%, 05/15/2055 75 76
6.12%, 10/15/2035 77 83
Duke Energy Progress LLC
2.50%, 08/15/2050 165 96
5.55%, 03/15/2055 120 118
Emera US Finance LP
4.75%, 06/15/2046 25 21
Entergy Arkansas LLC
2.65%, 06/15/2051 170 101
5.15%, 01/15/2033 150 155
Entergy Corp
1.90%, 06/15/2028 115 109
2.40%, 06/15/2031 95 85
Entergy Louisiana LLC
2.90%, 03/15/2051 90 56
3.10%, 06/15/2041 190 144
4.75%, 09/15/2052 105 91
5.15%, 09/15/2034 70 72
5.80%, 03/15/2055 130 131
Entergy Texas Inc
1.75%, 03/15/2031 165 145
4.00%, 03/30/2029 150 150
4.50%, 03/30/2039 150 139
Evergy Kansas Central Inc
5.25%, 03/15/2035 100 102
5.70%, 03/15/2053 155 153
Evergy Metro Inc
5.13%, 08/15/2035 100 101

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eversource Energy
1.65%, 08/15/2030 $ 165 $ 146
4.45%, 12/15/2030 100 99
5.00%, 01/01/2027 155 156
5.13%, 05/15/2033 150 151
Exelon Corp
3.35%, 03/15/2032 100 94
4.45%, 04/15/2046 20 17
5.13%, 03/15/2031 100 103
5.15%, 03/15/2029 155 159
5.63%, 06/15/2035 200 209
6.50%, 03/15/2055
(e)
55 57
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033
(g)
100 100
Florida Power & Light Co
3.70%, 12/01/2047 100 77
4.05%, 10/01/2044 175 146
4.40%, 05/15/2028 150 152
4.70%, 02/15/2036 60 59
4.80%, 05/15/2033 110 112
5.10%, 04/01/2033 80 83
5.30%, 06/15/2034 150 157
5.60%, 06/15/2054 150 151
5.69%, 03/01/2040 48 50
5.70%, 03/15/2055 125 127
Georgia Power Co
4.30%, 03/15/2042 228 200
4.55%, 03/15/2030 130 132
4.65%, 05/16/2028 150 152
4.70%, 05/15/2032 185 188
5.50%, 10/01/2055 100 97
Iberdrola International BV
6.75%, 07/15/2036 128 146
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
4.10%, 09/26/2028 300 300
5.60%, 06/29/2035 55 57
5.60%, 10/01/2055 105 102
Jersey Central Power & Light Co
4.40%, 01/15/2031
(g)
105 105
Kentucky Utilities Co
3.30%, 06/01/2050 155 107
5.85%, 08/15/2055 105 106
MidAmerican Energy Co
3.15%, 04/15/2050 165 112
3.65%, 04/15/2029 150 148
4.25%, 07/15/2049 150 123
5.30%, 02/01/2055 150 142
Mississippi Power Co
4.25%, 03/15/2042 100 86
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 105 98
4.12%, 09/16/2027 135 136
4.15%, 08/25/2028 105 106
4.15%, 12/15/2032 90 88
4.80%, 03/15/2028 115 117
5.00%, 02/07/2031 150 155
5.15%, 06/15/2029 150 155
Nevada Power Co
2.40%, 05/01/2030 200 185
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 186
2.25%, 06/01/2030 100 92
2.75%, 11/01/2029 115 110
4.69%, 09/01/2027 50 51
4.90%, 02/28/2028 150 153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc (continued)
4.90%, 03/15/2029 $ 155 $ 159
5.00%, 07/15/2032 90 92
5.05%, 03/15/2030 125 129
5.25%, 03/15/2034 155 159
5.25%, 02/28/2053 150 140
5.45%, 03/15/2035 125 129
5.65%, 05/01/2079
(e)
250 252
3 Month USD LIBOR + 3.16%
6.50%, 08/15/2055
(e)
125 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.90%, 03/01/2050 80 52
3.40%, 08/15/2042 100 78
5.10%, 05/15/2053 150 139
5.35%, 11/01/2039 82 83
5.65%, 05/15/2055 110 110
NSTAR Electric Co
4.55%, 06/01/2052 95 80
4.95%, 09/15/2052 80 72
5.20%, 03/01/2035 125 128
5.40%, 06/01/2034 150 155
Ohio Power Co
1.63%, 01/15/2031 150 132
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032 90 88
4.30%, 05/15/2028 250 252
4.50%, 03/20/2027
(g)
120 121
4.55%, 09/15/2032 115 115
4.60%, 06/01/2052 95 80
4.65%, 11/01/2029 135 137
5.25%, 09/30/2040 51 50
5.55%, 06/15/2054 130 126
Pacific Gas and Electric Co
2.10%, 08/01/2027 375 364
2.50%, 02/01/2031 320 288
3.30%, 08/01/2040 160 121
3.50%, 08/01/2050 390 263
4.20%, 06/01/2041 190 158
5.05%, 10/15/2032 80 80
5.70%, 03/01/2035 125 128
5.80%, 05/15/2034 155 161
5.90%, 06/15/2032 150 157
5.90%, 10/01/2054 135 129
6.10%, 01/15/2029 150 157
6.75%, 01/15/2053 150 160
PacifiCorp
2.90%, 06/15/2052 95 56
5.30%, 02/15/2031 155 159
5.35%, 12/01/2053 155 136
5.50%, 05/15/2054 150 134
6.25%, 10/15/2037 92 96
PECO Energy Co
2.80%, 06/15/2050 125 78
2.85%, 09/15/2051 90 56
4.38%, 08/15/2052 115 95
4.60%, 05/15/2052 55 47
4.88%, 09/15/2035 105 106
4.90%, 06/15/2033 75 77
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 53
3.95%, 06/01/2047 150 122
4.85%, 02/15/2034 80 81
5.00%, 05/15/2033 155 159
Progress Energy Inc
7.75%, 03/01/2031 136 156

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 155 $ 136
2.70%, 01/15/2051 125 75
4.50%, 06/01/2052 60 50
5.15%, 09/15/2035 105 106
5.25%, 04/01/2053 110 102
5.35%, 05/15/2034 105 108
5.85%, 05/15/2055 100 101
Public Service Co of New Hampshire
4.40%, 07/01/2028 105 106
Public Service Co of Oklahoma
5.20%, 01/15/2035 80 81
5.25%, 01/15/2033 150 154
Public Service Electric and Gas Co
3.00%, 05/15/2027 200 198
3.15%, 01/01/2050 160 109
4.65%, 03/15/2033 155 156
4.85%, 08/01/2034 70 71
4.90%, 08/15/2035 90 91
5.30%, 08/01/2054 70 67
5.45%, 08/01/2053 155 151
Public Service Enterprise Group Inc
4.90%, 03/15/2030 60 61
5.88%, 10/15/2028 150 157
6.13%, 10/15/2033 75 81
Puget Sound Energy Inc
2.89%, 09/15/2051 170 108
3.25%, 09/15/2049 60 41
5.60%, 09/15/2055 105 102
5.80%, 03/15/2040 151 157
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 152
3.32%, 04/15/2050 155 107
3.70%, 03/15/2052 195 141
Sempra
4.00%, 02/01/2048 200 153
6.00%, 10/15/2039 112 117
6.55%, 04/01/2055
(e)
370 377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 160 145
2.85%, 08/01/2029 125 118
3.45%, 02/01/2052 200 133
3.65%, 02/01/2050 160 112
4.00%, 04/01/2047 225 169
4.70%, 06/01/2027 90 91
4.88%, 02/01/2027 155 156
5.30%, 03/01/2028 155 158
5.45%, 06/01/2031 75 78
5.45%, 03/01/2035 130 132
5.50%, 03/15/2040 102 100
5.65%, 10/01/2028 150 155
5.70%, 03/01/2053 155 144
5.85%, 11/01/2027 80 82
5.90%, 03/01/2055 95 92
5.95%, 02/01/2038 97 99
Southern Co/The
1.75%, 03/15/2028 190 181
5.20%, 06/15/2033 150 154
5.50%, 03/15/2029 150 156
5.70%, 10/15/2032 60 63
Southern Power Co
4.90%, 10/01/2035 85 84
Southwestern Electric Power Co
4.10%, 09/15/2028 200 200
6.20%, 03/15/2040 51 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Public Service Co
6.00%, 06/01/2054 $ 80 $ 82
Tampa Electric Co
3.45%, 03/15/2051 185 131
4.35%, 05/15/2044 200 171
Tucson Electric Power Co
1.50%, 08/01/2030 130 116
3.25%, 05/01/2051 195 130
Union Electric Co
2.15%, 03/15/2032 190 167
2.63%, 03/15/2051 165 99
Virginia Electric and Power Co
2.30%, 11/15/2031 195 173
2.45%, 12/15/2050 90 52
2.95%, 11/15/2051 190 119
3.75%, 05/15/2027 115 115
4.20%, 05/15/2045 150 124
5.05%, 08/15/2034 40 40
5.45%, 04/01/2053 125 119
5.55%, 08/15/2054 40 39
5.60%, 09/15/2055 60 58
6.00%, 05/15/2037 77 83
8.88%, 11/15/2038 10 13
WEC Energy Group Inc
1.38%, 10/15/2027 165 158
2.20%, 12/15/2028 100 95
Wisconsin Electric Power Co
4.15%, 10/15/2030 100 100
4.75%, 09/30/2032 60 61
Wisconsin Public Service Corp
2.85%, 12/01/2051 195 123
4.55%, 12/01/2029 80 81
Xcel Energy Inc
1.75%, 03/15/2027 140 136
2.60%, 12/01/2029 115 108
4.60%, 06/01/2032 110 109
4.75%, 03/21/2028 120 122
$ 38,541
Electrical Components & Equipment - 0 .02%
Emerson Electric Co
2.20%, 12/21/2031 400 357
Electronics - 0 .12%
Amphenol Corp
3.90%, 11/15/2028 95 95
4.13%, 11/15/2030 80 80
4.40%, 02/15/2033 95 94
5.00%, 01/15/2035 265 270
5.05%, 04/05/2027 265 269
5.30%, 11/15/2055 95 91
Honeywell International Inc
1.10%, 03/01/2027 190 184
1.75%, 09/01/2031 190 166
1.95%, 06/01/2030 155 141
2.70%, 08/15/2029 85 81
4.25%, 01/15/2029 150 151
4.70%, 02/01/2030 140 143
5.00%, 02/15/2033 155 160
5.00%, 03/01/2035 155 158
5.25%, 03/01/2054 155 146
Tyco Electronics Group SA
7.13%, 10/01/2037 14 16
$ 2,245
Environmental Control - 0 .13%
Republic Services Inc
1.75%, 02/15/2032 90 78
2.30%, 03/01/2030 170 158
5.00%, 11/15/2029 150 155
5.00%, 04/01/2034 305 313

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Republic Services Inc (continued)
5.15%, 03/15/2035 $ 60 $ 62
Waste Connections Inc
2.20%, 01/15/2032 385 340
4.20%, 01/15/2033 345 338
Waste Management Inc
2.00%, 06/01/2029 50 47
4.15%, 04/15/2032 95 94
4.63%, 02/15/2033 75 76
4.65%, 03/15/2030 70 71
4.88%, 02/15/2029 155 159
4.95%, 07/03/2031 150 155
4.95%, 03/15/2035 135 137
5.35%, 10/15/2054 135 132
$ 2,315
Finance - Mortgage Loan/Banker - 0 .27%
Fannie Mae
0.75%, 10/08/2027 250 238
0.88%, 08/05/2030 230 203
5.63%, 07/15/2037 200 220
6.63%, 11/15/2030 302 340
7.13%, 01/15/2030 199 225
7.25%, 05/15/2030 280 320
Federal Home Loan Banks
3.25%, 11/16/2028 500 497
3.50%, 09/09/2027 160 160
3.50%, 10/04/2027 205 205
3.88%, 06/04/2027 225 226
4.00%, 03/10/2027 120 121
4.00%, 06/30/2028 295 299
4.13%, 01/15/2027 305 307
4.75%, 04/09/2027 300 305
5.50%, 07/15/2036 250 274
Freddie Mac
6.25%, 07/15/2032 231 262
6.75%, 03/15/2031 577 657
$ 4,859
Food - 0 .33%
Campbell's Company/The
4.15%, 03/15/2028 160 160
Conagra Brands Inc
1.38%, 11/01/2027 125 119
4.85%, 11/01/2028 100 101
5.30%, 11/01/2038 120 115
5.40%, 11/01/2048 120 107
General Mills Inc
2.25%, 10/14/2031 170 151
4.88%, 01/30/2030 135 138
4.95%, 03/29/2033 155 157
5.50%, 10/17/2028 145 150
Hershey Co/The
3.38%, 08/15/2046 350 259
J M Smucker Co/The
2.13%, 03/15/2032 59 51
5.90%, 11/15/2028 130 136
6.50%, 11/15/2043 265 284
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(g)
105 107
6.25%, 03/01/2056
(g)
105 104
6.38%, 04/15/2066
(g)
105 105
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.75%, 04/01/2033 126 132
6.50%, 12/01/2052 150 155
6.75%, 03/15/2034 140 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(g)
$ 130 $ 132
Kellanova
2.10%, 06/01/2030 160 147
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 31
Kroger Co/The
1.70%, 01/15/2031 95 84
3.70%, 08/01/2027 150 149
4.45%, 02/01/2047 55 46
5.00%, 09/15/2034 210 211
5.15%, 08/01/2043 150 141
5.40%, 07/15/2040 25 25
5.50%, 09/15/2054 210 200
5.65%, 09/15/2064 140 134
McCormick & Co Inc/MD
1.85%, 02/15/2031 190 168
Mondelez International Inc
1.50%, 02/04/2031 105 91
2.63%, 03/17/2027 100 98
2.63%, 09/04/2050 300 179
4.25%, 05/06/2028 105 106
4.50%, 05/06/2030 105 106
4.75%, 08/28/2034 70 70
Sysco Corp
2.40%, 02/15/2030 135 126
2.45%, 12/14/2031 115 103
4.50%, 04/01/2046 150 129
4.85%, 10/01/2045 175 158
5.38%, 09/21/2035 200 206
5.40%, 03/23/2035 125 129
5.75%, 01/17/2029 75 78
Tyson Foods Inc
4.55%, 06/02/2047 250 215
$ 5,948
Forest Products & Paper - 0 .04%
Georgia-Pacific LLC
7.75%, 11/15/2029 51 58
International Paper Co
4.80%, 06/15/2044 223 197
Suzano Austria GmbH
2.50%, 09/15/2028 90 85
5.00%, 01/15/2030 300 300
Suzano Netherlands BV
5.50%, 01/15/2036 75 74
$ 714
Gas - 0 .17%
Atmos Energy Corp
1.50%, 01/15/2031 165 145
3.38%, 09/15/2049 165 116
4.13%, 10/15/2044 200 169
5.45%, 01/15/2056 100 97
5.75%, 10/15/2052 105 106
5.90%, 11/15/2033 75 81
6.20%, 11/15/2053 110 119
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 147
4.40%, 07/01/2032 90 89
5.25%, 03/01/2028 150 154
NiSource Inc
3.49%, 05/15/2027 20 20
3.60%, 05/01/2030 150 146
5.00%, 06/15/2052 355 314
5.25%, 03/30/2028 60 61
5.35%, 07/15/2035 105 107
5.40%, 06/30/2033 150 155
5.85%, 04/01/2055 105 105

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern California Gas Co
2.55%, 02/01/2030 $ 160 $ 151
5.05%, 09/01/2034 70 71
5.45%, 06/15/2035 105 109
5.75%, 06/01/2053 150 149
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 146
3.15%, 09/30/2051 195 126
5.10%, 09/15/2035 105 106
$ 2,989
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 370 339
2.75%, 11/15/2050 175 104
$ 443
Healthcare - Products - 0 .27%
Abbott Laboratories
4.75%, 11/30/2036 40 40
4.90%, 11/30/2046 300 282
5.30%, 05/27/2040 200 206
Agilent Technologies Inc
2.10%, 06/04/2030 160 146
2.30%, 03/12/2031 195 176
Baxter International Inc
1.73%, 04/01/2031 175 150
1.92%, 02/01/2027 85 83
2.27%, 12/01/2028 195 184
Boston Scientific Corp
2.65%, 06/01/2030 160 151
4.70%, 03/01/2049 17 15
7.38%, 01/15/2040 51 63
Danaher Corp
2.60%, 10/01/2050 165 101
DH Europe Finance II Sarl
2.60%, 11/15/2029 155 147
3.25%, 11/15/2039 155 127
GE HealthCare Technologies Inc
5.50%, 06/15/2035 105 109
5.65%, 11/15/2027 155 160
5.86%, 03/15/2030 155 164
5.91%, 11/22/2032 155 167
6.38%, 11/22/2052 155 169
Koninklijke Philips NV
5.00%, 03/15/2042 128 118
Medtronic Global Holdings SCA
4.25%, 03/30/2028 155 156
Medtronic Inc
4.38%, 03/15/2035 335 329
Revvity Inc
1.90%, 09/15/2028 155 146
Stryker Corp
4.10%, 04/01/2043 200 169
4.63%, 03/15/2046 20 18
4.70%, 02/10/2028 125 127
4.85%, 12/08/2028 155 159
5.20%, 02/10/2035 125 128
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 95 85
2.60%, 10/01/2029 80 76
2.80%, 10/15/2041 125 92
4.20%, 03/01/2031 80 80
4.79%, 10/07/2035 80 80
4.80%, 11/21/2027 155 158
5.09%, 08/10/2033 175 182
5.40%, 08/10/2043 150 151
$ 4,894
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .84%
Aetna Inc
6.63%, 06/15/2036 $ 105 $ 116
6.75%, 12/15/2037 112 123
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 188
Centene Corp
4.63%, 12/15/2029 500 485
Cigna Group/The
2.40%, 03/15/2030 398 369
3.20%, 03/15/2040 160 126
3.40%, 03/15/2051 185 129
4.38%, 10/15/2028 450 454
4.80%, 08/15/2038 200 191
4.80%, 07/15/2046 25 22
4.88%, 09/15/2032 105 106
4.90%, 12/15/2048 360 321
5.13%, 05/15/2031 310 320
5.25%, 01/15/2036 105 107
5.60%, 02/15/2054 155 150
6.00%, 01/15/2056 105 108
6.13%, 11/15/2041 16 17
CommonSpirit Health
4.35%, 11/01/2042 200 173
Elevance Health Inc
2.88%, 09/15/2029 120 114
3.13%, 05/15/2050 300 196
3.60%, 03/15/2051 190 135
3.65%, 12/01/2027 150 149
4.38%, 12/01/2047 150 125
4.60%, 09/15/2032 90 90
4.63%, 05/15/2042 30 27
4.65%, 01/15/2043 115 103
4.75%, 02/15/2030 135 138
4.75%, 02/15/2033 150 150
5.20%, 02/15/2035 200 204
5.38%, 06/15/2034 150 155
5.65%, 06/15/2054 150 146
5.70%, 02/15/2055 135 132
6.10%, 10/15/2052 150 155
HCA Inc
2.38%, 07/15/2031 190 170
3.38%, 03/15/2029 390 380
3.50%, 07/15/2051 190 129
4.38%, 03/15/2042 195 166
4.50%, 02/15/2027 250 251
5.00%, 03/01/2028 125 127
5.20%, 06/01/2028 150 154
5.45%, 04/01/2031 145 151
5.45%, 09/15/2034 140 144
5.50%, 03/01/2032 125 130
5.50%, 06/01/2033 150 156
5.60%, 04/01/2034 155 162
5.75%, 03/01/2035 125 131
5.95%, 09/15/2054 140 138
6.00%, 04/01/2054 225 224
Humana Inc
1.35%, 02/03/2027 190 184
2.15%, 02/03/2032 190 165
3.13%, 08/15/2029 85 82
4.95%, 10/01/2044 325 287
5.50%, 03/15/2053 155 141
5.55%, 05/01/2035 110 112
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 160
4.15%, 05/01/2047 470 391
Laboratory Corp of America Holdings
2.95%, 12/01/2029 310 295
4.70%, 02/01/2045 115 102

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Mass General Brigham Inc
3.19%, 07/01/2049 $ 155 $ 107
Quest Diagnostics Inc
2.95%, 06/30/2030 155 147
4.60%, 12/15/2027 85 86
5.00%, 12/15/2034 85 86
UnitedHealth Group Inc
2.75%, 05/15/2040 160 120
2.90%, 05/15/2050 160 102
3.05%, 05/15/2041 195 148
3.25%, 05/15/2051 120 81
3.45%, 01/15/2027 110 110
3.50%, 08/15/2039 200 167
3.70%, 05/15/2027 185 185
3.70%, 08/15/2049 175 130
4.25%, 01/15/2029 305 307
4.25%, 06/15/2048 165 135
4.40%, 06/15/2028 75 76
4.45%, 12/15/2048 120 101
4.60%, 04/15/2027 135 136
4.63%, 07/15/2035 30 30
4.70%, 04/15/2029 70 71
4.75%, 07/15/2045 350 315
4.75%, 05/15/2052 185 160
4.80%, 01/15/2030 165 169
4.95%, 01/15/2032 165 169
5.00%, 04/15/2034 135 137
5.15%, 07/15/2034 165 169
5.20%, 04/15/2063 305 273
5.25%, 02/15/2028 295 303
5.30%, 06/15/2035 55 57
5.35%, 02/15/2033 145 151
5.50%, 07/15/2044 165 164
5.50%, 04/15/2064 135 127
5.63%, 07/15/2054 165 162
5.88%, 02/15/2053 295 297
5.95%, 06/15/2055 25 26
6.50%, 06/15/2037 77 86
$ 15,146
Home Builders - 0 .01%
DR Horton Inc
1.40%, 10/15/2027 165 158
Insurance - 0 .64%
Allstate Corp/The
1.45%, 12/15/2030 160 139
5.25%, 03/30/2033 125 130
American International Group Inc
5.13%, 03/27/2033 450 463
5.45%, 05/07/2035 55 57
Aon Corp
2.80%, 05/15/2030 160 151
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 120 108
2.85%, 05/28/2027 95 94
2.90%, 08/23/2051 195 121
5.00%, 09/12/2032 90 92
5.35%, 02/28/2033 75 78
Aon North America Inc
5.13%, 03/01/2027 155 157
5.15%, 03/01/2029 115 118
5.45%, 03/01/2034 155 161
5.75%, 03/01/2054 75 75
Arch Capital Finance LLC
5.03%, 12/15/2046 250 233
Arch Capital Group US Inc
5.14%, 11/01/2043 375 356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arthur J Gallagher & Co
4.60%, 12/15/2027 $ 130 $ 131
4.85%, 12/15/2029 65 67
5.15%, 02/15/2035 260 263
5.55%, 02/15/2055 130 125
Athene Holding Ltd
4.13%, 01/12/2028 500 500
6.25%, 04/01/2054 150 146
6.63%, 05/19/2055 105 107
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 190 113
2.85%, 10/15/2050 125 80
4.20%, 08/15/2048 140 117
4.25%, 01/15/2049 100 84
Berkshire Hathaway Inc
4.50%, 02/11/2043 25 23
Brown & Brown Inc
4.90%, 06/23/2030 45 46
5.25%, 06/23/2032 105 107
5.55%, 06/23/2035 30 31
6.25%, 06/23/2055 20 21
Chubb INA Holdings LLC
4.35%, 11/03/2045 25 22
4.65%, 08/15/2029 70 72
5.00%, 03/15/2034 70 72
6.50%, 05/15/2038 10 11
6.70%, 05/15/2036 150 172
Corebridge Financial Inc
3.85%, 04/05/2029 200 197
3.90%, 04/05/2032 200 190
6.05%, 09/15/2033 150 159
Equitable Holdings Inc
4.35%, 04/20/2028 201 202
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 165 105
3.60%, 08/19/2049 170 126
4.30%, 04/15/2043 125 107
Lincoln National Corp
7.00%, 06/15/2040 47 53
Loews Corp
4.13%, 05/15/2043 200 170
Manulife Financial Corp
5.38%, 03/04/2046 250 246
Markel Group Inc
3.45%, 05/07/2052 250 169
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 50 50
4.55%, 11/08/2027 135 137
4.85%, 11/15/2031 135 138
4.90%, 03/15/2049 100 90
5.00%, 03/15/2035 270 274
5.40%, 09/15/2033 150 158
5.40%, 03/15/2055 135 130
5.70%, 09/15/2053 75 75
6.25%, 11/01/2052 150 162
MetLife Inc
4.05%, 03/01/2045 200 165
4.60%, 05/13/2046 110 98
4.88%, 11/13/2043 20 19
5.25%, 01/15/2054 150 143
5.30%, 12/15/2034 150 156
5.70%, 06/15/2035 164 175
6.40%, 12/15/2066 288 302
Progressive Corp/The
3.20%, 03/26/2030 160 155
3.70%, 03/15/2052 165 124
4.35%, 04/25/2044 200 174

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.70%, 10/01/2050
(e)
$ 165 $ 153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 430 321
3.91%, 12/07/2047 177 139
5.20%, 03/14/2035 125 128
5.70%, 12/14/2036 25 26
5.70%, 09/15/2048
(e)
200 202
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 95 63
4.00%, 05/30/2047 200 163
5.05%, 07/24/2035 100 102
5.45%, 05/25/2053 185 182
6.25%, 06/15/2037 12 13
6.75%, 06/20/2036 51 59
W R Berkley Corp
4.00%, 05/12/2050 85 65
Willis North America Inc
2.95%, 09/15/2029 55 52
3.88%, 09/15/2049 165 122
5.35%, 05/15/2033 150 155
XL Group Ltd
5.25%, 12/15/2043 400 378
$ 11,615
Internet - 0 .55%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 182
4.20%, 12/06/2047 200 166
4.40%, 12/06/2057 305 253
Alphabet Inc
0.80%, 08/15/2027
(d)
330 316
3.88%, 11/15/2028 55 55
4.00%, 05/15/2030 95 95
4.10%, 11/15/2030 95 95
4.38%, 11/15/2032 95 95
4.70%, 11/15/2035 190 190
5.25%, 05/15/2055 165 158
5.30%, 05/15/2065 95 89
5.35%, 11/15/2045 95 94
5.45%, 11/15/2055 95 93
Amazon.com Inc
2.10%, 05/12/2031 180 163
2.88%, 05/12/2041 185 140
3.10%, 05/12/2051 365 245
3.15%, 08/22/2027 365 362
3.25%, 05/12/2061 385 246
3.30%, 04/13/2027 130 130
3.60%, 04/13/2032 190 184
3.88%, 08/22/2037 340 312
3.90%, 11/20/2028 190 191
3.95%, 04/13/2052 190 148
4.05%, 08/22/2047 30 25
4.35%, 03/20/2033 95 95
4.65%, 12/01/2029 280 287
4.65%, 11/20/2035 95 95
4.70%, 12/01/2032 280 288
4.80%, 12/05/2034 30 31
4.95%, 12/05/2044 240 231
5.45%, 11/20/2055 95 93
5.55%, 11/20/2065 95 92
Baidu Inc
2.38%, 10/09/2030 200 185
eBay Inc
2.60%, 05/10/2031 195 178
4.00%, 07/15/2042 100 83
5.95%, 11/22/2027 155 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Expedia Group Inc
2.95%, 03/15/2031 $ 195 $ 181
Meta Platforms Inc
3.85%, 08/15/2032 170 165
4.20%, 11/15/2030 420 421
4.45%, 08/15/2052 150 122
4.60%, 11/15/2032 385 388
4.75%, 08/15/2034 270 272
4.88%, 11/15/2035 200 200
4.95%, 05/15/2033 150 154
5.40%, 08/15/2054 270 251
5.50%, 11/15/2045 290 282
5.55%, 08/15/2064 135 125
5.60%, 05/15/2053 295 282
5.63%, 11/15/2055 290 278
5.75%, 11/15/2065 290 277
Netflix Inc
4.90%, 08/15/2034 180 184
5.88%, 11/15/2028 180 189
Uber Technologies Inc
4.15%, 01/15/2031 105 105
4.80%, 09/15/2035 105 105
$ 9,826
Investment Companies - 0 .02%
Ares Capital Corp
5.10%, 01/15/2031 105 104
5.50%, 09/01/2030 105 105
Blackstone Private Credit Fund
5.05%, 09/10/2030 210 207
$ 416
Iron & Steel - 0 .08%
ArcelorMittal SA
6.00%, 06/17/2034 300 322
Nucor Corp
3.13%, 04/01/2032 195 181
4.30%, 05/23/2027 185 186
Steel Dynamics Inc
1.65%, 10/15/2027 85 82
5.38%, 08/15/2034 150 155
5.75%, 05/15/2055 80 80
Vale Overseas Ltd
6.13%, 06/12/2033 295 316
6.40%, 06/28/2054 150 153
$ 1,475
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 150 154
Marriott International Inc/MD
2.85%, 04/15/2031 195 181
5.00%, 10/15/2027 300 305
5.25%, 10/15/2035 35 35
5.35%, 03/15/2035 140 144
5.55%, 10/15/2028 305 317
$ 1,136
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 170 163
3.95%, 11/14/2028 95 95
4.50%, 01/08/2027 155 156
4.70%, 11/15/2029 120 123
5.00%, 05/14/2027 150 153
Caterpillar Inc
2.60%, 04/09/2030 150 142
3.25%, 09/19/2049 160 114
3.80%, 08/15/2042 105 88
5.50%, 05/15/2055 215 217
$ 1,251

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .16%
Deere & Co
3.90%, 06/09/2042 $ 30 $ 26
5.45%, 01/16/2035 130 137
Dover Corp
5.38%, 03/01/2041 77 77
Ingersoll Rand Inc
5.20%, 06/15/2027 150 152
5.31%, 06/15/2031 150 157
John Deere Capital Corp
2.35%, 03/08/2027 95 93
2.80%, 07/18/2029 185 178
4.15%, 09/15/2027 205 207
4.35%, 09/15/2032 120 120
4.50%, 01/08/2027 155 156
4.55%, 06/05/2030 215 219
4.85%, 06/11/2029 135 139
4.90%, 06/11/2027 135 137
4.90%, 03/07/2031 150 155
4.95%, 07/14/2028 150 154
5.10%, 04/11/2034 120 124
Otis Worldwide Corp
2.57%, 02/15/2030 160 150
3.36%, 02/15/2050 160 114
5.13%, 09/04/2035 105 107
Rockwell Automation Inc
1.75%, 08/15/2031 135 118
2.80%, 08/15/2061 190 109
$ 2,829
Media - 0 .52%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 210 197
2.30%, 02/01/2032 145 125
2.80%, 04/01/2031 205 184
3.50%, 06/01/2041 190 135
3.70%, 04/01/2051 205 129
3.85%, 04/01/2061 145 86
3.90%, 06/01/2052 195 126
4.40%, 12/01/2061 95 62
4.80%, 03/01/2050 145 109
5.75%, 04/01/2048 305 260
6.48%, 10/23/2045 310 291
6.55%, 06/01/2034 150 158
6.70%, 12/01/2055 50 48
Comcast Corp
1.50%, 02/15/2031
(d)
165 143
2.35%, 01/15/2027 60 59
2.45%, 08/15/2052 165 87
2.65%, 02/01/2030 125 118
2.65%, 08/15/2062 165 83
2.89%, 11/01/2051 282 165
3.25%, 11/01/2039 245 191
3.40%, 07/15/2046 20 14
3.45%, 02/01/2050 215 144
3.55%, 05/01/2028 125 124
3.75%, 04/01/2040 280 231
3.90%, 03/01/2038 150 131
4.00%, 08/15/2047 30 23
4.00%, 03/01/2048 400 301
4.00%, 11/01/2049 20 15
4.15%, 10/15/2028 250 251
4.25%, 01/15/2033 120 117
4.55%, 01/15/2029 125 127
4.80%, 05/15/2033 290 292
4.95%, 05/15/2032 105 108
5.30%, 06/01/2034 110 113
5.35%, 05/15/2053 575 517
5.50%, 11/15/2032 120 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
5.65%, 06/15/2035 $ 20 $ 21
5.65%, 06/01/2054 95 89
6.05%, 05/15/2055 105 104
7.05%, 03/15/2033 15 17
Fox Corp
5.48%, 01/25/2039 200 201
5.58%, 01/25/2049 125 120
6.50%, 10/13/2033 105 116
NBCUniversal Media LLC
4.45%, 01/15/2043 10 8
Paramount Global
4.20%, 05/19/2032 200 181
4.38%, 03/15/2043 235 163
4.85%, 07/01/2042 100 74
6.88%, 04/30/2036 181 178
7.88%, 07/30/2030 178 193
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 95 110
Time Warner Cable LLC
5.50%, 09/01/2041 170 149
5.88%, 11/15/2040 20 19
6.55%, 05/01/2037 176 180
6.75%, 06/15/2039 77 78
7.30%, 07/01/2038 300 321
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 81
7.00%, 03/01/2032 51 58
Walt Disney Co/The
2.65%, 01/13/2031 200 187
2.75%, 09/01/2049 325 206
3.50%, 05/13/2040 160 134
3.60%, 01/13/2051 160 119
3.70%, 03/23/2027 120 120
4.63%, 03/23/2040 120 115
4.75%, 11/15/2046 115 104
4.95%, 10/15/2045 175 164
6.20%, 12/15/2034 154 173
6.40%, 12/15/2035 98 110
$ 9,284
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
4.38%, 06/15/2045 250 217
Mining - 0 .16%
Barrick North America Finance LLC
5.75%, 05/01/2043 355 361
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 95
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 125 108
4.90%, 02/28/2033 80 82
5.00%, 02/21/2030 130 134
5.00%, 02/15/2036 105 106
5.00%, 09/30/2043 150 142
5.25%, 09/08/2030 150 156
5.50%, 09/08/2053 150 149
Newmont Corp
2.60%, 07/15/2032 140 127
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 84
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 175 109
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 163 152
4.88%, 03/14/2030 225 231
5.00%, 03/09/2033 155 159
5.25%, 03/14/2035 120 124
5.75%, 03/14/2055 100 102

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Southern Copper Corp
5.88%, 04/23/2045 $ 350 $ 360
6.75%, 04/16/2040 128 144
$ 2,925
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 500 471
5.15%, 03/15/2035 80 82
Eaton Corp
3.10%, 09/15/2027 325 322
4.00%, 11/02/2032 100 98
4.15%, 03/15/2033 150 148
4.15%, 11/02/2042 50 43
Parker-Hannifin Corp
4.25%, 09/15/2027 255 256
4.50%, 09/15/2029 355 360
Teledyne Technologies Inc
2.25%, 04/01/2028 190 183
$ 1,963
Oil & Gas - 0 .78%
BP Capital Markets America Inc
1.75%, 08/10/2030 115 103
2.72%, 01/12/2032 100 91
2.77%, 11/10/2050 215 132
2.94%, 06/04/2051 190 121
3.00%, 02/24/2050 160 104
3.00%, 03/17/2052 195 125
3.06%, 06/17/2041 195 148
3.54%, 04/06/2027 135 135
3.59%, 04/14/2027 30 30
4.70%, 04/10/2029 155 158
4.81%, 02/13/2033 150 152
4.89%, 09/11/2033 150 153
4.97%, 10/17/2029 110 113
4.99%, 04/10/2034 155 158
5.02%, 11/17/2027 200 204
5.23%, 11/17/2034 150 155
BP Capital Markets PLC
3.72%, 11/28/2028 40 40
Canadian Natural Resources Ltd
3.85%, 06/01/2027 205 204
4.95%, 06/01/2047 20 18
5.00%, 12/15/2029 40 41
6.25%, 03/15/2038 250 265
Chevron Corp
2.00%, 05/11/2027 160 156
Chevron USA Inc
1.02%, 08/12/2027 165 158
4.05%, 08/13/2028 100 101
4.30%, 10/15/2030 89 90
4.69%, 04/15/2030 125 128
4.82%, 04/15/2032 100 103
4.85%, 10/15/2035 100 101
ConocoPhillips Co
3.80%, 03/15/2052 135 99
4.03%, 03/15/2062 169 123
4.30%, 11/15/2044 420 355
4.70%, 01/15/2030 130 132
5.00%, 01/15/2035 130 132
5.05%, 09/15/2033 150 154
5.50%, 01/15/2055 130 124
5.55%, 03/15/2054 155 149
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.20%, 09/15/2034 105 105
5.60%, 07/15/2041 225 218
5.75%, 09/15/2054 105 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamondback Energy Inc
5.15%, 01/30/2030 $ 110 $ 113
5.20%, 04/18/2027 70 71
5.40%, 04/18/2034 240 246
5.75%, 04/18/2054 180 170
EOG Resources Inc
4.40%, 07/15/2028 55 56
4.40%, 01/15/2031 95 95
5.35%, 01/15/2036 105 108
5.65%, 12/01/2054 135 132
5.95%, 07/15/2055 105 107
Equinor ASA
3.00%, 04/06/2027 175 174
3.25%, 11/18/2049 285 199
3.63%, 04/06/2040 145 123
4.25%, 06/02/2028 225 227
Exxon Mobil Corp
2.44%, 08/16/2029 75 72
2.61%, 10/15/2030 150 141
3.00%, 08/16/2039 150 120
3.10%, 08/16/2049 110 75
3.45%, 04/15/2051 215 154
4.23%, 03/19/2040 155 142
Hess Corp
5.60%, 02/15/2041 51 53
7.13%, 03/15/2033 221 256
7.30%, 08/15/2031 25 29
Marathon Petroleum Corp
5.00%, 09/15/2054 200 167
Occidental Petroleum Corp
5.00%, 08/01/2027 105 107
5.20%, 08/01/2029 105 108
5.38%, 01/01/2032 105 108
6.05%, 10/01/2054 105 100
6.45%, 09/15/2036 295 314
6.63%, 09/01/2030 295 318
Phillips 66
2.15%, 12/15/2030 410 368
5.88%, 05/01/2042 128 129
Phillips 66 Co
4.95%, 12/01/2027 155 157
5.25%, 06/15/2031 135 140
5.50%, 03/15/2055 135 124
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 149
2.15%, 01/15/2031 190 172
Shell Finance US Inc
2.38%, 11/07/2029 155 146
2.75%, 04/06/2030 200 190
3.13%, 11/07/2049
(g)
155 104
3.25%, 04/06/2050 100 69
4.00%, 05/10/2046 245 198
4.13%, 11/06/2030 75 75
4.38%, 05/11/2045 245 211
4.55%, 08/12/2043 35 31
4.75%, 01/06/2036 95 95
5.50%, 03/25/2040
(g)
25 26
6.38%, 12/15/2038
(g)
43 48
Shell International Finance BV
2.88%, 11/26/2041 90 67
3.63%, 08/21/2042 100 80
Suncor Energy Inc
3.75%, 03/04/2051 190 135
4.00%, 11/15/2047 90 68
6.80%, 05/15/2038 7 8
6.85%, 06/01/2039 5 6

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.83%, 01/10/2030 $ 40 $ 38
2.99%, 06/29/2041 170 129
3.13%, 05/29/2050 125 83
3.39%, 06/29/2060 170 110
3.46%, 07/12/2049 85 61
TotalEnergies Capital SA
5.15%, 04/05/2034 130 135
5.28%, 09/10/2054 135 127
5.43%, 09/10/2064 135 126
5.49%, 04/05/2054 130 126
Valero Energy Corp
2.80%, 12/01/2031 395 360
4.00%, 06/01/2052 195 144
6.63%, 06/15/2037 234 258
7.50%, 04/15/2032 15 17
Woodside Finance Ltd
5.40%, 05/19/2030 105 108
6.00%, 05/19/2035 105 109
$ 13,995
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 155 150
3.34%, 12/15/2027 165 163
4.08%, 12/15/2047 170 135
Halliburton Co
4.50%, 11/15/2041 51 45
4.85%, 11/15/2035 275 271
7.45%, 09/15/2039 10 12
NOV Inc
3.60%, 12/01/2029 155 151
3.95%, 12/01/2042 200 157
$ 1,084
Packaging & Containers - 0 .04%
Packaging Corp of America
3.00%, 12/15/2029 310 297
3.05%, 10/01/2051 165 107
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 265 273
$ 677
Pharmaceuticals - 1 .33%
AbbVie Inc
3.20%, 11/21/2029 350 339
4.05%, 11/21/2039 260 232
4.25%, 11/21/2049 300 247
4.30%, 05/14/2036 170 163
4.40%, 11/06/2042 200 178
4.45%, 05/14/2046 280 243
4.50%, 05/14/2035 300 294
4.63%, 10/01/2042 100 91
4.75%, 03/15/2045 235 214
4.80%, 03/15/2027 155 157
4.80%, 03/15/2029 155 159
4.88%, 11/14/2048 210 191
4.95%, 03/15/2031 230 238
5.05%, 03/15/2034 115 118
5.20%, 03/15/2035 125 129
5.40%, 03/15/2054 90 88
5.60%, 03/15/2055 125 125
Astrazeneca Finance LLC
1.75%, 05/28/2028 195 186
4.80%, 02/26/2027 155 157
4.85%, 02/26/2029 155 159
4.88%, 03/03/2028 130 133
4.88%, 03/03/2033 130 134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
4.00%, 09/18/2042 $ 125 $ 108
4.38%, 11/16/2045 90 79
4.38%, 08/17/2048 90 78
6.45%, 09/15/2037 164 187
Becton Dickinson & Co
1.96%, 02/11/2031 190 169
2.82%, 05/20/2030 160 151
3.70%, 06/06/2027 150 149
4.67%, 06/06/2047 35 30
4.69%, 12/15/2044 196 174
5.08%, 06/07/2029 270 277
Bristol-Myers Squibb Co
1.13%, 11/13/2027 155 148
2.55%, 11/13/2050 180 106
2.95%, 03/15/2032 255 236
3.25%, 08/01/2042 150 115
3.55%, 03/15/2042 125 100
3.70%, 03/15/2052 300 220
4.13%, 06/15/2039 230 209
4.25%, 10/26/2049 215 176
4.35%, 11/15/2047 150 127
5.20%, 02/22/2034 155 161
5.50%, 02/22/2044 155 155
5.55%, 02/22/2054 265 260
5.75%, 02/01/2031 150 160
Cardinal Health Inc
3.41%, 06/15/2027 200 199
4.50%, 09/15/2030 100 101
4.60%, 03/15/2043 100 88
CVS Health Corp
1.30%, 08/21/2027 165 158
1.75%, 08/21/2030 165 147
1.88%, 02/28/2031 185 162
3.25%, 08/15/2029 170 164
4.30%, 03/25/2028 219 220
4.78%, 03/25/2038 485 458
5.00%, 01/30/2029 150 153
5.00%, 09/15/2032 100 102
5.05%, 03/25/2048 880 776
5.13%, 07/20/2045 370 334
5.25%, 02/21/2033 150 154
5.30%, 06/01/2033 150 155
5.30%, 12/05/2043 25 23
5.55%, 06/01/2031 150 157
5.63%, 02/21/2053 150 141
5.70%, 06/01/2034 150 157
5.88%, 06/01/2053 295 286
6.25%, 09/15/2065 100 100
Eli Lilly & Co
3.95%, 03/15/2049 200 161
4.00%, 10/15/2028 105 106
4.55%, 02/12/2028 125 127
4.55%, 10/15/2032 105 106
4.60%, 08/14/2034 210 211
4.70%, 02/27/2033 120 123
4.70%, 02/09/2034 155 157
4.75%, 02/12/2030 95 98
4.88%, 02/27/2053 115 105
5.00%, 02/09/2054 155 145
5.05%, 08/14/2054 210 197
5.60%, 02/12/2065 255 256
5.65%, 10/15/2065 90 91
GlaxoSmithKline Capital Inc
4.50%, 04/15/2030 120 122
4.88%, 04/15/2035 60 61
5.38%, 04/15/2034 500 528

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
3.63%, 03/03/2037 $ 20 $ 18
3.70%, 03/01/2046 225 182
4.50%, 03/01/2027 190 192
4.55%, 03/01/2028 90 92
4.80%, 06/01/2029 255 263
4.95%, 06/01/2034 130 136
McKesson Corp
4.65%, 05/30/2030 105 107
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 221
Merck & Co Inc
1.70%, 06/10/2027 170 166
2.15%, 12/10/2031 190 169
2.35%, 06/24/2040 135 97
3.60%, 09/15/2042 100 81
3.70%, 02/10/2045 10 8
3.85%, 09/15/2027 105 105
3.85%, 03/15/2029
(d)
190 190
3.90%, 03/07/2039 115 103
4.00%, 03/07/2049 170 136
4.15%, 09/15/2030 105 105
4.15%, 05/18/2043 200 172
4.45%, 12/04/2032 95 95
4.50%, 05/17/2033 145 146
4.75%, 12/04/2035 95 95
4.95%, 09/15/2035 105 107
5.00%, 05/17/2053 295 271
5.55%, 12/04/2055 95 94
5.70%, 12/04/2065 95 94
Novartis Capital Corp
3.80%, 09/18/2029 110 109
4.10%, 11/05/2030 95 95
4.20%, 09/18/2034 110 108
4.30%, 11/05/2032 95 95
4.40%, 05/06/2044 175 156
4.60%, 11/05/2035 95 94
4.70%, 09/18/2054 110 98
5.20%, 11/05/2045 95 93
Pfizer Inc
1.70%, 05/28/2030 195 177
2.55%, 05/28/2040 225 165
2.63%, 04/01/2030 160 151
2.70%, 05/28/2050 190 118
4.00%, 03/15/2049 140 112
4.40%, 05/15/2044 30 27
4.50%, 11/15/2032 95 95
5.60%, 11/15/2055 95 94
5.70%, 11/15/2065 95 93
7.20%, 03/15/2039 176 210
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 445 451
4.65%, 05/19/2030 295 301
4.75%, 05/19/2033 445 450
5.11%, 05/19/2043 145 140
5.30%, 05/19/2053 225 213
5.34%, 05/19/2063 295 274
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 200 183
3.18%, 07/09/2050 200 133
5.30%, 07/05/2034 295 304
Takeda US Financing Inc
5.90%, 07/07/2055 200 202
Utah Acquisition Sub Inc
5.25%, 06/15/2046 170 140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
2.30%, 06/22/2027 $ 120 $ 117
2.70%, 06/22/2030 160 146
3.85%, 06/22/2040 120 92
4.00%, 06/22/2050 160 107
Wyeth LLC
5.95%, 04/01/2037 91 98
6.50%, 02/01/2034 144 162
Zoetis Inc
2.00%, 05/15/2030 350 320
3.00%, 05/15/2050 175 116
3.95%, 09/12/2047 5 4
4.15%, 08/17/2028 75 75
$ 23,942
Pipelines - 0 .88%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 303
Cheniere Energy Partners LP
5.55%, 10/30/2035
(g)
85 87
5.75%, 08/15/2034 300 313
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043 300 265
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 116
Enbridge Inc
2.50%, 08/01/2033 125 107
3.13%, 11/15/2029 155 148
3.40%, 08/01/2051 195 133
4.60%, 06/20/2028 95 96
5.30%, 04/05/2029 150 155
5.55%, 06/20/2035 105 109
5.70%, 03/08/2033 100 105
5.95%, 04/05/2054 150 152
6.70%, 11/15/2053 75 82
Energy Transfer LP
3.75%, 05/15/2030 160 156
4.95%, 01/15/2043 200 175
5.00%, 05/15/2044 175 152
5.25%, 04/15/2029 200 206
5.30%, 04/15/2047 15 13
5.35%, 05/15/2045 15 14
5.55%, 05/15/2034 155 159
5.70%, 04/01/2035 225 233
5.75%, 02/15/2033 80 84
6.05%, 09/01/2054 195 188
6.10%, 12/01/2028 295 310
6.13%, 12/15/2045 300 295
6.25%, 04/15/2049 125 124
6.40%, 12/01/2030 145 157
6.50%, 02/01/2042 202 213
Enterprise Products Operating LLC
3.30%, 02/15/2053 65 43
3.70%, 01/31/2051 250 183
4.25%, 02/15/2048 155 127
4.30%, 06/20/2028 75 76
4.60%, 01/15/2031 105 106
4.85%, 01/31/2034 155 157
4.85%, 08/15/2042 150 139
4.85%, 03/15/2044 215 196
4.90%, 05/15/2046 200 181
4.95%, 02/15/2035 110 111
5.20%, 01/15/2036 135 137
5.55%, 02/16/2055 110 107
6.45%, 09/01/2040 177 197
6.88%, 03/01/2033 15 17

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 $ 100 $ 88
5.00%, 03/01/2043 100 91
6.38%, 03/01/2041 128 137
6.50%, 09/01/2039 112 121
6.95%, 01/15/2038 112 126
7.40%, 03/15/2031 177 200
Kinder Morgan Inc
2.00%, 02/15/2031 150 134
3.25%, 08/01/2050 155 103
3.60%, 02/15/2051 155 108
5.00%, 02/01/2029 155 159
5.05%, 02/15/2046 15 14
5.20%, 06/01/2033 150 154
5.40%, 02/01/2034 155 160
5.55%, 06/01/2045 50 48
5.85%, 06/01/2035 25 26
5.95%, 08/01/2054 140 139
MPLX LP
4.13%, 03/01/2027 200 200
4.25%, 12/01/2027 100 100
4.50%, 04/15/2038 220 201
4.70%, 04/15/2048 185 154
4.80%, 02/15/2031 100 101
4.90%, 04/15/2058 60 49
5.00%, 01/15/2033 100 100
5.00%, 03/01/2033 150 151
5.20%, 03/01/2047 165 147
5.20%, 12/01/2047 100 89
5.50%, 06/01/2034 150 153
5.50%, 02/15/2049 170 156
5.95%, 04/01/2055 120 116
6.20%, 09/15/2055 35 35
ONEOK Inc
3.40%, 09/01/2029 100 97
4.25%, 09/24/2027 275 276
4.45%, 09/01/2049 250 201
4.75%, 10/15/2031 260 261
5.40%, 10/15/2035 55 56
5.70%, 11/01/2054 115 107
5.85%, 11/01/2064 115 108
6.05%, 09/01/2033 150 160
6.25%, 10/15/2055 70 70
6.63%, 09/01/2053 155 162
Plains All American Pipeline LP
5.95%, 06/15/2035 130 135
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 200 163
5.60%, 01/15/2036 105 106
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 362
Targa Resources Corp
4.90%, 09/15/2030 55 56
5.20%, 07/01/2027 130 132
5.40%, 07/30/2036 95 95
5.65%, 02/15/2036 55 57
6.13%, 03/15/2033 150 160
6.13%, 05/15/2055 85 84
6.15%, 03/01/2029 150 158
6.50%, 03/30/2034 150 164
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 112
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 301
5.60%, 03/31/2034 300 312
6.10%, 06/01/2040 25 26
7.25%, 08/15/2038 51 58
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
4.80%, 03/01/2031 $ 95 $ 95
5.45%, 11/15/2034 140 141
6.15%, 04/01/2033 150 159
Williams Cos Inc/The
2.60%, 03/15/2031 150 137
3.50%, 10/15/2051 195 136
3.75%, 06/15/2027 200 199
4.90%, 03/15/2029 155 158
5.10%, 09/15/2045 180 165
5.30%, 08/15/2028 100 103
5.30%, 08/15/2052 175 161
5.65%, 03/15/2033 155 163
6.00%, 03/15/2055 105 107
6.30%, 04/15/2040 173 186
$ 15,876
Private Equity - 0 .05%
Brookfield Finance Inc
2.72%, 04/15/2031 190 174
3.50%, 03/30/2051 165 115
3.90%, 01/25/2028 200 199
5.33%, 01/15/2036 100 100
5.68%, 01/15/2035 150 155
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 160 110
$ 853
Regional Authority - 0 .26%
Province of Alberta Canada
1.30%, 07/22/2030 150 134
3.30%, 03/15/2028 135 134
4.30%, 11/02/2035 200 197
4.50%, 06/26/2029 150 154
Province of British Columbia Canada
1.30%, 01/29/2031 185 163
3.90%, 08/27/2030 160 160
4.20%, 07/06/2033 200 199
4.70%, 01/24/2028 260 265
4.75%, 06/12/2034 200 205
4.80%, 11/15/2028 150 154
4.80%, 06/11/2035 100 102
Province of Manitoba Canada
1.50%, 10/25/2028 95 89
4.30%, 07/27/2033 150 149
Province of Ontario Canada
1.13%, 10/07/2030 125 110
2.13%, 01/21/2032 220 196
3.10%, 05/19/2027 310 308
3.70%, 09/17/2029 150 150
3.90%, 09/04/2030 105 105
4.20%, 01/18/2029 150 152
4.45%, 11/20/2035 95 94
4.70%, 01/15/2030 260 268
4.85%, 06/11/2035 110 113
Province of Quebec Canada
1.35%, 05/28/2030 180 162
3.63%, 04/13/2028 150 150
4.25%, 09/05/2034 140 138
4.50%, 04/03/2029 305 312
4.50%, 09/08/2033 150 152
4.63%, 08/28/2035 105 106
7.50%, 09/15/2029 64 72
$ 4,693
REITs - 0 .88%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 125 102
2.75%, 12/15/2029 80 75
2.95%, 03/15/2034 195 167
3.00%, 05/18/2051 95 58

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Alexandria Real Estate Equities Inc (continued)
3.38%, 08/15/2031 $ 115 $ 107
4.00%, 02/01/2050 85 63
4.90%, 12/15/2030 80 81
5.15%, 04/15/2053 150 131
American Homes 4 Rent LP
4.95%, 06/15/2030 75 76
American Tower Corp
1.88%, 10/15/2030 165 147
2.90%, 01/15/2030 160 152
2.95%, 01/15/2051 80 51
3.65%, 03/15/2027 200 199
3.70%, 10/15/2049 165 123
4.70%, 12/15/2032 65 65
5.25%, 07/15/2028 150 154
5.35%, 03/15/2035 105 108
5.65%, 03/15/2033 80 84
5.90%, 11/15/2033 75 80
AvalonBay Communities Inc
1.90%, 12/01/2028 200 189
2.30%, 03/01/2030 160 148
4.35%, 12/01/2030 95 95
5.00%, 02/15/2033 155 159
5.00%, 08/01/2035 105 106
5.35%, 06/01/2034 150 156
Boston Properties LP
2.55%, 04/01/2032 155 135
2.90%, 03/15/2030 215 202
COPT Defense Properties LP
2.75%, 04/15/2031 195 178
Crown Castle Inc
2.50%, 07/15/2031 95 85
2.90%, 04/01/2041 190 139
3.10%, 11/15/2029 150 143
3.25%, 01/15/2051 95 63
3.30%, 07/01/2030 80 76
4.00%, 11/15/2049 110 83
4.90%, 09/01/2029 95 96
5.00%, 01/11/2028 150 152
5.10%, 05/01/2033 145 146
CubeSmart LP
2.00%, 02/15/2031 125 111
2.25%, 12/15/2028 200 190
5.13%, 11/01/2035 95 95
Digital Realty Trust LP
4.45%, 07/15/2028 250 252
5.55%, 01/15/2028 120 123
Equinix Inc
1.80%, 07/15/2027 160 155
2.50%, 05/15/2031 195 176
3.20%, 11/18/2029 260 250
3.40%, 02/15/2052 195 133
ERP Operating LP
2.50%, 02/15/2030 125 117
4.65%, 09/15/2034 105 104
Essex Portfolio LP
1.70%, 03/01/2028 190 180
3.00%, 01/15/2030 170 161
4.00%, 03/01/2029 150 149
5.50%, 04/01/2034 140 145
Extra Space Storage LP
2.20%, 10/15/2030 85 77
2.40%, 10/15/2031 100 89
4.95%, 01/15/2033 100 101
5.40%, 02/01/2034 155 159
5.40%, 06/15/2035 100 103
5.50%, 07/01/2030 150 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Federal Realty OP LP
4.50%, 12/01/2044 $ 250 $ 218
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 165
5.25%, 02/15/2033 100 100
Healthcare Realty Holdings LP
2.00%, 03/15/2031 170 149
Healthpeak OP LLC
2.13%, 12/01/2028 165 156
3.00%, 01/15/2030 150 142
5.25%, 12/15/2032 75 77
6.75%, 02/01/2041 75 82
Kilroy Realty LP
2.50%, 11/15/2032 165 138
Kimco Realty OP LLC
2.25%, 12/01/2031 195 173
2.70%, 10/01/2030 165 155
3.70%, 10/01/2049 80 59
4.60%, 02/01/2033 90 90
5.30%, 02/01/2036 105 108
6.40%, 03/01/2034 115 127
Mid-America Apartments LP
1.70%, 02/15/2031 125 109
5.30%, 02/15/2032 150 157
NNN REIT Inc
4.60%, 02/15/2031 105 106
4.80%, 10/15/2048 200 176
Prologis LP
1.75%, 07/01/2030 160 144
2.13%, 04/15/2027 145 142
2.88%, 11/15/2029 75 72
3.00%, 04/15/2050 110 73
4.00%, 09/15/2028 200 200
4.88%, 06/15/2028 150 154
5.25%, 05/15/2035 105 108
5.25%, 03/15/2054 145 138
Public Storage Operating Co
1.85%, 05/01/2028 180 172
5.00%, 07/01/2035 105 107
5.10%, 08/01/2033 150 155
5.13%, 01/15/2029
(d)
150 155
Realty Income Corp
2.10%, 03/15/2028 95 91
2.20%, 06/15/2028 180 173
3.10%, 12/15/2029 195 188
3.25%, 01/15/2031 165 157
4.50%, 02/01/2033 100 99
4.75%, 02/15/2029 155 158
4.85%, 03/15/2030 150 154
4.90%, 07/15/2033
(d)
150 152
5.38%, 09/01/2054 140 135
Simon Property Group LP
1.75%, 02/01/2028 190 182
2.45%, 09/13/2029 140 132
2.65%, 02/01/2032 100 90
3.25%, 09/13/2049 140 96
4.25%, 11/30/2046 130 108
4.38%, 10/01/2030 100 101
4.75%, 09/26/2034 135 134
6.75%, 02/01/2040 25 29
UDR Inc
2.10%, 08/01/2032 285 243
3.20%, 01/15/2030 165 159
Ventas Realty LP
3.00%, 01/15/2030 200 190
5.00%, 02/15/2036 95 94
5.10%, 07/15/2032 105 108
5.63%, 07/01/2034 150 157

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP
4.75%, 04/01/2028 $ 55 $ 56
5.13%, 11/15/2031 265 268
Welltower OP LLC
2.75%, 01/15/2032 195 177
4.13%, 03/15/2029 300 301
4.50%, 07/01/2030 105 106
5.13%, 07/01/2035 100 102
Weyerhaeuser Co
7.38%, 03/15/2032 85 97
WP Carey Inc
4.65%, 07/15/2030 100 101
$ 15,845
Retail - 0 .63%
AutoZone Inc
1.65%, 01/15/2031 165 144
3.75%, 06/01/2027 250 249
5.10%, 07/15/2029 300 309
Costco Wholesale Corp
1.38%, 06/20/2027 155 150
Dollar Tree Inc
4.20%, 05/15/2028 185 185
Home Depot Inc/The
1.88%, 09/15/2031 195 172
2.38%, 03/15/2051 190 109
2.75%, 09/15/2051 195 120
2.88%, 04/15/2027 195 193
2.95%, 06/15/2029 220 213
3.50%, 09/15/2056 305 213
3.90%, 06/15/2047 30 24
3.95%, 09/15/2030 105 105
4.20%, 04/01/2043 260 225
4.25%, 04/01/2046 340 288
4.40%, 03/15/2045 160 139
4.85%, 06/25/2031 170 176
4.88%, 06/25/2027 150 152
4.95%, 06/25/2034 300 307
4.95%, 09/15/2052 160 146
5.30%, 06/25/2054 300 287
Lowe's Cos Inc
1.30%, 04/15/2028 165 156
1.70%, 10/15/2030 165 146
3.00%, 10/15/2050 50 32
3.10%, 05/03/2027 125 124
3.65%, 04/05/2029 125 123
3.70%, 04/15/2046 40 30
3.75%, 04/01/2032 195 187
4.00%, 10/15/2028 155 155
4.05%, 05/03/2047 30 24
4.25%, 04/01/2052 195 154
4.38%, 09/15/2045 300 251
4.85%, 10/15/2035 155 154
5.00%, 04/15/2033 160 164
5.00%, 04/15/2040 160 155
5.63%, 04/15/2053 160 155
5.75%, 07/01/2053 155 153
McDonald's Corp
2.13%, 03/01/2030 160 148
2.63%, 09/01/2029 210 200
3.50%, 07/01/2027 160 159
3.63%, 09/01/2049 115 85
3.70%, 02/15/2042 128 104
4.60%, 05/15/2030 100 102
4.70%, 12/09/2035 25 25
4.88%, 07/15/2040 9 9
4.88%, 12/09/2045 250 228
4.95%, 08/14/2033 305 315
5.00%, 02/13/2036 105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp (continued)
5.15%, 09/09/2052 $ 325 $ 302
6.30%, 10/15/2037 262 291
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 74
4.35%, 06/01/2028 300 302
Starbucks Corp
2.00%, 03/12/2027 160 156
3.00%, 02/14/2032
(d)
135 124
4.45%, 08/15/2049 300 248
4.80%, 05/15/2030 120 122
4.80%, 02/15/2033 165 167
Target Corp
1.95%, 01/15/2027 150 147
2.35%, 02/15/2030 160 150
2.95%, 01/15/2052 175 112
4.50%, 09/15/2032
(d)
120 121
4.50%, 09/15/2034 135 134
4.80%, 01/15/2053 150 134
Walmart Inc
1.50%, 09/22/2028 95 90
2.50%, 09/22/2041 195 141
2.95%, 09/24/2049 145 98
3.90%, 04/15/2028 225 226
3.95%, 06/28/2038 185 172
4.10%, 04/28/2027 110 111
4.10%, 04/15/2033 95 95
4.50%, 09/09/2052 235 207
4.90%, 04/28/2035 110 113
$ 11,387
Semiconductors - 0 .76%
Analog Devices Inc
2.10%, 10/01/2031 135 120
2.80%, 10/01/2041 195 144
4.25%, 06/15/2028 55 55
4.50%, 06/15/2030 55 56
5.30%, 04/01/2054 150 144
Applied Materials Inc
1.75%, 06/01/2030 160 145
3.30%, 04/01/2027 35 35
4.35%, 04/01/2047 40 34
4.60%, 01/15/2036 100 98
4.80%, 06/15/2029 120 123
5.10%, 10/01/2035
(d)
250 258
Broadcom Inc
1.95%, 02/15/2028 150 144
2.60%, 02/15/2033 200 176
3.14%, 11/15/2035
(g)
640 551
3.19%, 11/15/2036
(g)
14 12
3.42%, 04/15/2033 460 426
3.47%, 04/15/2034 350 319
3.50%, 02/15/2041 200 163
3.75%, 02/15/2051 50 38
4.15%, 02/15/2028 135 135
4.15%, 11/15/2030 271 270
4.20%, 10/15/2030 130 130
4.30%, 11/15/2032 185 183
4.35%, 02/15/2030 210 211
4.55%, 02/15/2032 75 75
4.60%, 07/15/2030 155 158
4.75%, 04/15/2029 370 377
4.80%, 02/15/2036 130 128
5.15%, 11/15/2031 75 78
5.20%, 04/15/2032 255 265
5.20%, 07/15/2035 100 102

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.00%, 08/12/2031 $ 190 $ 167
2.45%, 11/15/2029 310 289
3.05%, 08/12/2051 190 117
3.15%, 05/11/2027 120 119
3.20%, 08/12/2061 190 108
3.25%, 11/15/2049 155 99
3.73%, 12/08/2047 240 171
3.75%, 03/25/2027 160 159
3.75%, 08/05/2027 175 174
4.00%, 08/05/2029 205 203
4.00%, 12/15/2032 200 191
4.15%, 08/05/2032 175 169
4.25%, 12/15/2042 200 162
4.60%, 03/25/2040 160 143
4.80%, 10/01/2041 77 68
5.20%, 02/10/2033
(d)
130 132
5.60%, 02/21/2054 225 208
5.63%, 02/10/2043 130 125
5.70%, 02/10/2053 255 237
KLA Corp
4.70%, 02/01/2034 155 156
4.95%, 07/15/2052 355 322
Lam Research Corp
1.90%, 06/15/2030 155 141
2.88%, 06/15/2050 235 152
Marvell Technology Inc
2.45%, 04/15/2028 380 366
4.75%, 07/15/2030 45 46
4.88%, 06/22/2028 300 305
5.45%, 07/15/2035 35 36
Micron Technology Inc
2.70%, 04/15/2032 290 260
4.66%, 02/15/2030 115 116
5.30%, 01/15/2031 90 93
5.80%, 01/15/2035 125 132
6.05%, 11/01/2035 110 117
NVIDIA Corp
1.55%, 06/15/2028 190 181
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 385 348
3.13%, 02/15/2042 195 142
3.15%, 05/01/2027 80 79
3.25%, 05/11/2041 195 148
4.30%, 08/19/2028 100 100
4.40%, 06/01/2027 220 221
QUALCOMM Inc
1.30%, 05/20/2028 101 95
1.65%, 05/20/2032 170 145
3.25%, 05/20/2027 320 318
4.50%, 05/20/2030 105 107
4.65%, 05/20/2035 115 115
4.80%, 05/20/2045 215 197
6.00%, 05/20/2053 155 163
Texas Instruments Inc
1.75%, 05/04/2030 125 114
4.15%, 05/15/2048 105 87
4.50%, 05/23/2030 105 107
4.60%, 02/15/2028 150 152
4.90%, 03/14/2033 150 155
5.00%, 03/14/2053 155 142
5.15%, 02/08/2054 155 146
$ 13,698
Software - 0 .59%
Fidelity National Information Services Inc
1.65%, 03/01/2028 180 171
3.10%, 03/01/2041 90 67
5.10%, 07/15/2032 130 133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.50%, 07/01/2029 $ 310 $ 301
4.75%, 03/15/2030 95 95
5.15%, 08/12/2034 45 45
5.25%, 08/11/2035 105 105
5.35%, 03/15/2031 155 159
5.45%, 03/02/2028 365 374
5.63%, 08/21/2033 155 160
Intuit Inc
5.13%, 09/15/2028 150 155
5.50%, 09/15/2053 110 108
Microsoft Corp
2.53%, 06/01/2050 392 239
2.68%, 06/01/2060 459 264
3.30%, 02/06/2027 80 80
3.45%, 08/08/2036 358 327
Oracle Corp
2.30%, 03/25/2028 385 367
2.80%, 04/01/2027 125 123
2.88%, 03/25/2031 195 175
2.95%, 04/01/2030 150 138
3.60%, 04/01/2040 150 111
3.60%, 04/01/2050 150 93
3.65%, 03/25/2041 195 142
3.80%, 11/15/2037 250 202
3.90%, 05/15/2035 600 517
3.95%, 03/25/2051 195 128
4.00%, 07/15/2046 430 298
4.10%, 03/25/2061 190 122
4.20%, 09/27/2029 135 132
4.30%, 07/08/2034 315 285
4.38%, 05/15/2055 410 283
4.45%, 09/26/2030 70 69
4.50%, 05/06/2028 130 130
4.65%, 05/06/2030 265 263
4.70%, 09/27/2034 135 125
4.80%, 09/26/2032 70 68
5.20%, 09/26/2035 140 134
5.25%, 02/03/2032 255 255
5.38%, 09/27/2054 135 109
5.50%, 09/27/2064 135 108
5.55%, 02/06/2053 125 104
5.88%, 09/26/2045 140 126
5.95%, 09/26/2055 175 155
6.00%, 08/03/2055 255 225
6.13%, 08/03/2065 255 226
6.15%, 11/09/2029 55 57
6.25%, 11/09/2032 115 120
6.90%, 11/09/2052 115 114
Roper Technologies Inc
1.40%, 09/15/2027 165 158
2.95%, 09/15/2029 95 91
4.25%, 09/15/2028 100 100
4.75%, 02/15/2032 85 86
4.90%, 10/15/2034 85 85
5.10%, 09/15/2035 100 101
Salesforce Inc
2.70%, 07/15/2041 190 138
2.90%, 07/15/2051 195 123
Synopsys Inc
4.65%, 04/01/2028 245 248
4.85%, 04/01/2030 120 123
5.15%, 04/01/2035 245 249
5.70%, 04/01/2055 85 84
Take-Two Interactive Software Inc
4.95%, 03/28/2028 150 153

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
VMware LLC
1.80%, 08/15/2028 $ 285 $ 270
2.20%, 08/15/2031 385 342
$ 10,638
Sovereign - 1 .31%
Canada Government International Bond
3.75%, 04/26/2028 265 266
4.00%, 03/18/2030 200 202
4.63%, 04/30/2029 305 314
Chile Government International Bond
2.45%, 01/31/2031 270 247
2.55%, 01/27/2032 275 246
2.75%, 01/31/2027 200 197
3.10%, 05/07/2041 250 192
3.24%, 02/06/2028 200 196
3.86%, 06/21/2047 300 240
4.00%, 01/31/2052 200 158
4.95%, 01/05/2036 276 278
Export Development Canada
3.75%, 09/07/2027 135 135
3.88%, 02/14/2028 205 206
4.00%, 06/20/2030 225 227
4.13%, 02/13/2029 205 208
4.75%, 06/05/2034 150 157
Export-Import Bank of Korea
3.75%, 09/22/2030 200 198
4.00%, 09/11/2029 275 275
4.25%, 09/15/2027 200 202
4.50%, 09/15/2032 200 203
5.13%, 09/18/2028 200 207
Indonesia Government International Bond
2.15%, 07/28/2031 200 177
2.85%, 02/14/2030 200 189
3.05%, 03/12/2051 200 134
3.50%, 01/11/2028 200 198
4.20%, 10/15/2050 250 206
4.55%, 01/11/2028 200 202
4.75%, 02/11/2029 200 203
4.75%, 09/10/2034 200 200
4.90%, 04/16/2036 200 200
5.10%, 02/10/2054
(d)
200 193
5.15%, 09/10/2054
(d)
200 194
Israel Government AID Bond
5.50%, 09/18/2033 12 13
Israel Government International Bond
3.88%, 07/03/2050 200 146
4.50%, 01/30/2043 200 176
5.38%, 02/19/2030 200 207
5.50%, 03/12/2034 230 238
5.75%, 03/12/2054 230 221
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 175
1.88%, 04/15/2031 200 180
2.13%, 02/16/2029 200 190
4.63%, 07/22/2027 260 264
4.63%, 07/19/2028 200 204
4.88%, 10/18/2028 200 206
Japan International Cooperation Agency
4.75%, 05/21/2029 200 206
Korea International Bond
1.00%, 09/16/2030 200 176
3.88%, 09/20/2048 250 209
Mexico Government International Bond
2.66%, 05/24/2031 200 178
3.25%, 04/16/2030 200 189
3.50%, 02/12/2034 200 173
3.75%, 01/11/2028 250 248
3.77%, 05/24/2061 200 123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond (continued)
4.50%, 04/22/2029 $ 300 $ 301
4.50%, 01/31/2050 200 151
4.60%, 02/10/2048 450 348
4.75%, 03/08/2044 276 227
5.38%, 03/22/2033 200 198
5.55%, 01/21/2045 300 278
5.63%, 09/22/2035 200 197
5.85%, 07/02/2032 200 205
6.00%, 05/07/2036 280 284
6.05%, 01/11/2040 264 263
6.34%, 05/04/2053 200 191
6.35%, 02/09/2035 200 210
6.40%, 05/07/2054 300 288
6.88%, 05/13/2037 260 277
7.38%, 05/13/2055 260 280
Panama Government International Bond
2.25%, 09/29/2032 200 165
3.30%, 01/19/2033 200 175
3.87%, 07/23/2060 340 225
4.30%, 04/29/2053 200 150
4.50%, 04/16/2050 200 154
6.70%, 01/26/2036 224 241
6.85%, 03/28/2054 200 208
Peruvian Government International Bond
1.86%, 12/01/2032 200 165
2.78%, 01/23/2031 145 134
2.78%, 12/01/2060 180 98
3.30%, 03/11/2041 170 131
3.55%, 03/10/2051 100 70
5.50%, 03/30/2036 220 224
5.63%, 11/18/2050 203 198
5.88%, 08/08/2054 145 144
6.55%, 03/14/2037 126 139
8.75%, 11/21/2033 192 241
Philippine Government International Bond
2.46%, 05/05/2030 250 233
2.65%, 12/10/2045 200 132
3.70%, 02/02/2042 230 190
4.75%, 03/05/2035 275 276
5.00%, 07/17/2033 200 205
5.50%, 02/04/2035 200 212
5.50%, 01/17/2048 200 200
5.60%, 05/14/2049 200 203
9.50%, 02/02/2030 300 361
Republic of Italy Government International Bond
2.88%, 10/17/2029 200 192
3.88%, 05/06/2051 200 147
5.38%, 06/15/2033 130 137
Republic of Poland Government International Bond
4.88%, 02/12/2030 320 330
4.88%, 10/04/2033 300 305
5.13%, 09/18/2034 200 205
5.50%, 03/18/2054 210 201
State of Israel
2.50%, 01/15/2030 200 186
3.38%, 01/15/2050 200 134
Svensk Exportkredit AB
3.75%, 09/13/2027 275 276
3.75%, 07/29/2030 200 199
4.13%, 06/14/2028 295 298
Tennessee Valley Authority
3.50%, 12/15/2042 200 167
3.88%, 03/15/2028 230 232
4.25%, 09/15/2065 100 82
4.63%, 09/15/2060 140 125
4.88%, 05/15/2035 110 114
5.25%, 09/15/2039 126 133

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority (continued)
5.38%, 04/01/2056 $ 154 $ 156
5.88%, 04/01/2036 125 140
Uruguay Government International Bond
4.13%, 11/20/2045 100 88
4.38%, 10/27/2027 133 134
4.98%, 04/20/2055 100 91
5.10%, 06/18/2050 265 250
5.44%, 02/14/2037 225 234
5.75%, 10/28/2034 150 160
$ 23,660
Supranational Bank - 1 .29%
African Development Bank
3.50%, 09/18/2029 150 149
3.88%, 06/12/2028 110 111
4.00%, 03/18/2030 125 126
4.13%, 02/25/2027 150 151
4.38%, 03/14/2028 180 183
4.63%, 01/04/2027 210 212
Asian Development Bank
1.25%, 06/09/2028 100 95
1.50%, 01/20/2027 200 196
1.50%, 03/04/2031 195 174
1.75%, 09/19/2029 325 304
1.88%, 03/15/2029 190 180
2.75%, 01/19/2028 250 246
3.13%, 08/20/2027 355 353
3.13%, 04/27/2032 165 157
3.63%, 08/28/2029 220 220
3.75%, 04/25/2028 150 151
3.75%, 08/28/2030 125 125
3.88%, 09/28/2032 100 99
3.88%, 06/14/2033 145 143
4.00%, 01/12/2033 150 150
4.13%, 01/12/2027 300 301
4.13%, 05/30/2030 225 228
4.38%, 01/14/2028 130 132
4.38%, 03/06/2029 200 204
4.38%, 03/22/2035 180 182
4.50%, 08/25/2028 215 220
5.82%, 06/16/2028 15 16
6.38%, 10/01/2028 51 54
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 210 210
3.75%, 09/14/2027 160 160
4.13%, 01/18/2029 175 178
4.50%, 01/16/2030 125 129
4.50%, 05/21/2035 65 66
Council Of Europe Development Bank
3.63%, 01/26/2028 150 150
4.50%, 01/15/2030 195 200
4.63%, 06/11/2027 150 152
European Bank for Reconstruction & Development
4.13%, 01/25/2029 150 152
4.38%, 03/09/2028 245 249
European Investment Bank
0.63%, 10/21/2027 135 128
1.25%, 02/14/2031 355 313
1.38%, 03/15/2027 275 268
1.63%, 05/13/2031 120 107
1.75%, 03/15/2029 200 189
2.38%, 05/24/2027 150 148
3.25%, 11/15/2027 165 164
3.63%, 07/15/2030 300 298
3.75%, 11/15/2029 240 241
3.75%, 02/14/2033 305 300
3.88%, 03/15/2028 280 282
3.88%, 06/15/2028 340 343
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank (continued)
3.88%, 10/15/2030 $ 210 $ 211
4.00%, 02/15/2029 335 339
4.13%, 02/13/2034 230 230
4.25%, 08/16/2032
(d)
335 340
4.38%, 03/19/2027 235 237
4.38%, 10/10/2031 300 308
4.50%, 10/16/2028 305 312
4.50%, 03/14/2030 215 221
4.63%, 02/12/2035 155 160
4.75%, 06/15/2029 305 316
Inter-American Development Bank
0.63%, 09/16/2027 165 157
1.13%, 07/20/2028 195 183
1.13%, 01/13/2031 285 250
1.50%, 01/13/2027 200 196
2.38%, 07/07/2027 150 147
3.13%, 09/18/2028 250 247
3.50%, 09/14/2029 320 318
3.50%, 04/12/2033 150 145
3.75%, 06/14/2030 225 225
4.00%, 01/12/2028 150 151
4.13%, 02/15/2029 305 309
4.38%, 02/01/2027 300 302
4.38%, 07/17/2034 145 147
4.38%, 07/16/2035 105 106
4.38%, 01/24/2044 50 47
4.50%, 02/15/2030 260 268
4.50%, 09/13/2033 100 103
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 365 346
0.75%, 08/26/2030 385 336
1.25%, 02/10/2031 385 339
1.38%, 04/20/2028 305 290
1.63%, 11/03/2031 385 340
1.75%, 10/23/2029 550 513
2.50%, 03/29/2032 255 235
3.13%, 06/15/2027 345 343
3.50%, 07/12/2028 300 299
3.50%, 10/28/2030 195 193
3.63%, 05/05/2028 110 110
3.63%, 09/21/2029 315 314
3.88%, 10/16/2029 265 267
3.88%, 02/14/2030 305 307
3.88%, 08/28/2034 140 137
4.00%, 07/25/2030 225 227
4.00%, 01/10/2031 300 303
4.00%, 05/06/2032 170 170
4.13%, 03/20/2030 365 370
4.38%, 08/27/2035 210 212
4.50%, 04/10/2031 235 242
4.63%, 08/01/2028 300 308
4.63%, 01/15/2032 260 269
4.75%, 11/14/2033 200 209
International Finance Corp
3.88%, 07/02/2030 200 201
4.25%, 07/02/2029 200 204
4.38%, 01/15/2027 105 106
4.50%, 01/21/2028 140 143
4.50%, 07/13/2028 120 123
Nordic Investment Bank
3.38%, 09/08/2027 325 324
4.25%, 02/28/2029 200 204
$ 23,248

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1 .04%
America Movil SAB de CV
4.38%, 04/22/2049 $ 250 $ 211
6.13%, 03/30/2040 102 108
6.38%, 03/01/2035 200 220
AT&T Inc
1.65%, 02/01/2028 155 148
2.25%, 02/01/2032 120 105
2.30%, 06/01/2027 235 230
2.75%, 06/01/2031 310 285
3.10%, 02/01/2043 240 176
3.50%, 06/01/2041 160 126
3.50%, 09/15/2053 629 421
3.55%, 09/15/2055 533 355
3.65%, 06/01/2051 395 278
3.65%, 09/15/2059 757 499
3.80%, 02/15/2027 40 40
4.10%, 02/15/2028 81 81
4.25%, 03/01/2027 230 230
4.30%, 12/15/2042 221 186
4.35%, 03/01/2029 300 302
4.35%, 06/15/2045 260 214
4.50%, 03/09/2048 290 239
4.90%, 11/01/2035 100 99
5.38%, 08/15/2035 105 108
5.40%, 02/15/2034 295 306
5.55%, 11/01/2045 205 197
6.05%, 08/15/2056 105 106
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 155 157
British Telecommunications PLC
9.62%, 12/15/2030 327 399
Cisco Systems Inc
4.80%, 02/26/2027 200 202
4.95%, 02/24/2032 225 232
5.05%, 02/26/2034 305 314
5.30%, 02/26/2054 305 292
5.50%, 01/15/2040 170 176
Corning Inc
4.38%, 11/15/2057 300 242
4.75%, 03/15/2042 102 94
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 391 456
Juniper Networks Inc
2.00%, 12/10/2030 185 164
Motorola Solutions Inc
4.85%, 08/15/2030 105 107
5.20%, 08/15/2032 105 108
Orange SA
5.38%, 01/13/2042 102 100
Rogers Communications Inc
3.20%, 03/15/2027 200 198
3.80%, 03/15/2032 195 184
5.00%, 02/15/2029 155 158
Sprint Capital Corp
6.88%, 11/15/2028 295 317
Telefonica Emisiones SA
5.21%, 03/08/2047 360 317
7.05%, 06/20/2036 545 608
T-Mobile USA Inc
2.05%, 02/15/2028 160 154
2.25%, 11/15/2031 175 155
2.40%, 03/15/2029 155 147
2.55%, 02/15/2031 245 224
3.00%, 02/15/2041 170 127
3.30%, 02/15/2051 155 104
3.40%, 10/15/2052 200 134
3.75%, 04/15/2027 150 150
3.88%, 04/15/2030 295 290
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
4.20%, 10/01/2029 $ 135 $ 135
4.38%, 04/15/2040 150 135
4.50%, 04/15/2050 145 119
4.80%, 07/15/2028 150 153
4.95%, 03/15/2028 90 92
4.95%, 11/15/2035 90 89
5.05%, 07/15/2033 150 153
5.13%, 05/15/2032 130 134
5.15%, 04/15/2034 155 158
5.20%, 01/15/2033 125 129
5.25%, 06/15/2055 135 123
5.50%, 01/15/2055 155 147
5.65%, 01/15/2053 135 130
5.70%, 01/15/2056 100 98
5.75%, 01/15/2034 75 79
5.75%, 01/15/2054 150 147
6.00%, 06/15/2054 75 76
Verizon Communications Inc
1.50%, 09/18/2030 225 198
1.68%, 10/30/2030 223 198
1.75%, 01/20/2031 205 180
2.10%, 03/22/2028 290 278
2.36%, 03/15/2032 180 159
2.55%, 03/21/2031 385 352
2.65%, 11/20/2040 135 96
2.88%, 11/20/2050 360 223
2.99%, 10/30/2056 382 227
3.00%, 11/20/2060 80 47
3.40%, 03/22/2041 195 153
3.55%, 03/22/2051 385 273
3.70%, 03/22/2061 190 128
3.85%, 11/01/2042 125 100
4.13%, 03/16/2027 222 222
4.33%, 09/21/2028 325 328
4.40%, 11/01/2034 300 289
4.50%, 08/10/2033 235 231
4.75%, 01/15/2033 95 95
4.81%, 03/15/2039 185 176
5.00%, 01/15/2036 65 64
5.25%, 04/02/2035 120 122
5.75%, 11/30/2045 190 189
5.88%, 11/30/2055 155 153
6.00%, 11/30/2065 95 94
Vodafone Group PLC
5.63%, 02/10/2053 150 144
5.75%, 06/28/2054 150 146
5.88%, 06/28/2064 150 145
6.15%, 02/27/2037 72 78
$ 18,765
Transportation - 0 .44%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 200 132
3.30%, 09/15/2051 200 138
3.55%, 02/15/2050 115 84
4.45%, 03/15/2043 20 18
4.45%, 01/15/2053 100 84
4.55%, 09/01/2044 15 13
5.15%, 09/01/2043 175 169
5.20%, 04/15/2054 150 141
5.50%, 03/15/2055 150 148
5.80%, 03/15/2056 105 107
Canadian National Railway Co
2.45%, 05/01/2050 65 38
3.65%, 02/03/2048 75 57
3.85%, 08/05/2032 175 170
4.38%, 09/18/2034 110 108
4.75%, 11/12/2035 95 95

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian Pacific Railway Co
3.10%, 12/02/2051 $ 190 $ 126
4.80%, 03/30/2030 85 87
4.80%, 09/15/2035 285 283
CSX Corp
2.40%, 02/15/2030 65 61
3.25%, 06/01/2027 40 40
3.35%, 09/15/2049 70 49
3.80%, 03/01/2028 100 100
3.80%, 11/01/2046 30 24
4.30%, 03/01/2048 105 88
4.50%, 11/15/2052 155 132
4.75%, 05/30/2042 137 126
4.90%, 03/15/2055 135 121
5.05%, 06/15/2035 95 97
5.20%, 11/15/2033 150 156
FedEx Corp
3.10%, 08/05/2029 315 303
3.88%, 08/01/2042 100 79
4.40%, 01/15/2047 205 167
4.55%, 04/01/2046 400 336
4.75%, 11/15/2045 130 112
Norfolk Southern Corp
2.30%, 05/15/2031 195 177
2.55%, 11/01/2029 155 146
2.90%, 08/25/2051 190 119
3.94%, 11/01/2047 198 156
4.45%, 03/01/2033 150 150
4.55%, 06/01/2053 70 59
4.84%, 10/01/2041 100 94
5.35%, 08/01/2054 120 115
Ryder System Inc
4.30%, 06/15/2027 55 55
4.95%, 09/01/2029 140 143
Union Pacific Corp
2.15%, 02/05/2027 230 226
2.38%, 05/20/2031 100 92
2.80%, 02/14/2032 185 170
2.89%, 04/06/2036 210 177
3.20%, 05/20/2041 195 153
3.38%, 02/14/2042 190 149
3.80%, 10/01/2051 182 137
3.80%, 04/06/2071 175 120
3.84%, 03/20/2060 225 162
4.50%, 01/20/2033 80 81
4.95%, 09/09/2052 80 73
5.60%, 12/01/2054 75 75
United Parcel Service Inc
2.50%, 09/01/2029 125 119
3.40%, 09/01/2049 220 156
4.65%, 10/15/2030
(d)
105 107
4.88%, 03/03/2033 110 113
4.88%, 11/15/2040 25 24
5.05%, 03/03/2053 110 101
5.15%, 05/22/2034 150 156
5.20%, 04/01/2040 125 126
5.50%, 05/22/2054 150 146
5.95%, 05/14/2055 105 108
6.20%, 01/15/2038 23 25
$ 7,999
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 380 333
5.50%, 06/15/2035 100 102
$ 435
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .07%
American Water Capital Corp
2.30%, 06/01/2031 $ 195 $ 176
3.25%, 06/01/2051 195 132
3.75%, 09/01/2047 180 138
4.45%, 06/01/2032 110 110
5.70%, 09/01/2055 45 45
6.59%, 10/15/2037 5 6
Essential Utilities Inc
2.40%, 05/01/2031 190 172
5.25%, 08/15/2035 105 107
5.30%, 05/01/2052 185 173
5.38%, 01/15/2034 155 160
$ 1,219
TOTAL BONDS $ 505,354
MUNICIPAL BONDS - 0 .57%
Principal
Amount (000's) Value (000's)
California - 0 .17%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 317
6.92%, 04/01/2040 60 68
California State University
2.98%, 11/01/2051 160 107
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 64
Los Angeles Department of Water & Power
6.57%, 07/01/2045 150 161
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 267
San Diego County Water Authority
6.14%, 05/01/2049 260 267
State of California
3.50%, 04/01/2028 165 165
7.30%, 10/01/2039 375 436
7.35%, 11/01/2039 500 584
7.60%, 11/01/2040 180 220
7.63%, 03/01/2040 280 338
$ 2,994
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 387
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 142 153
7.06%, 04/01/2057 186 209
$ 362
Illinois - 0 .07%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 176 198
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 68 72
County of Cook IL
6.23%, 11/15/2034 102 109
State of Illinois
5.10%, 06/01/2033 873 894
7.35%, 07/01/2035 50 54
$ 1,327
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 28
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 731

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 $ 210 $ 237
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 172
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 134
$ 1,274
New York - 0 .07%
City of New York NY
5.52%, 10/01/2037 25 25
Metropolitan Transportation Authority
6.81%, 11/15/2040 70 78
New York City Municipal Water Finance Authority
5.72%, 06/15/2042 270 272
5.95%, 06/15/2042 125 129
New York State Dormitory Authority
5.60%, 03/15/2040 435 445
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 335
6.04%, 12/01/2029 50 54
$ 1,338
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 64 66
Ohio State University/The
4.91%, 06/01/2040 125 125
$ 191
Pennsylvania - 0 .03%
State Public School Building Authority
5.00%, 09/15/2027 482 491
Texas - 0 .10%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 139
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 46
Dallas Convention Center Hotel Development Corp
7.09%, 01/01/2042 70 78
Dallas County Hospital District
5.62%, 08/15/2044 83 82
Dallas Independent School District (credit support
from Permanent School Fund Guarantee Program )
6.45%, 02/15/2035
(i)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 304
State of Texas
4.68%, 04/01/2040 100 95
5.52%, 04/01/2039 380 389
Texas Department of Transportation State Highway
Fund
5.18%, 04/01/2030 625 640
$ 1,824
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(i)
90 90
TOTAL MUNICIPAL BONDS $ 10,306
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .32%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .09%
2.00%, 08/01/2029 $ 73 $ 71
2.00%, 03/01/2032 48 46
2.50%, 10/01/2027 10 10
2.50%, 03/01/2028 33 32
2.50%, 06/01/2028 52 51
2.50%, 06/01/2028 21 21
2.50%, 07/01/2028 38 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 10/01/2028 $ 37 $ 36
2.50%, 10/01/2028 18 18
2.50%, 10/01/2029 57 56
2.50%, 12/01/2029 71 70
2.50%, 09/01/2030 143 139
2.50%, 01/01/2031 161 157
2.50%, 01/01/2031 13 13
2.50%, 02/01/2031 18 17
2.50%, 03/01/2031 49 48
2.50%, 12/01/2031 68 66
2.50%, 12/01/2031 60 58
2.50%, 02/01/2032 79 76
2.50%, 03/01/2032 104 101
2.50%, 11/01/2032 199 192
2.50%, 02/01/2033 51 49
2.50%, 03/01/2033 141 136
2.50%, 03/01/2033 43 41
2.50%, 04/01/2033 67 64
2.50%, 05/01/2033 28 27
2.50%, 06/01/2033 47 45
2.50%, 11/01/2036 47 44
2.50%, 02/01/2043 68 61
2.50%, 03/01/2043 52 47
3.00%, 01/01/2027 7 6
3.00%, 03/01/2027 5 5
3.00%, 05/01/2027 7 7
3.00%, 10/01/2028 40 39
3.00%, 07/01/2029 57 57
3.00%, 08/01/2029 26 25
3.00%, 10/01/2029 16 16
3.00%, 11/01/2029 28 27
3.00%, 07/01/2030 68 67
3.00%, 09/01/2030 96 94
3.00%, 11/01/2030 16 16
3.00%, 11/01/2030 26 26
3.00%, 01/01/2031 35 34
3.00%, 04/01/2031 82 80
3.00%, 02/01/2032 17 17
3.00%, 05/01/2032 29 29
3.00%, 12/01/2032 122 119
3.00%, 12/01/2032 130 126
3.00%, 01/01/2033 175 171
3.00%, 02/01/2033 101 99
3.00%, 03/01/2033 55 53
3.00%, 04/01/2033 48 47
3.00%, 04/01/2033 60 59
3.00%, 06/01/2033 37 36
3.00%, 09/01/2033 53 51
3.00%, 09/01/2033 61 59
3.00%, 12/01/2034 14 13
3.00%, 01/01/2035 10 9
3.00%, 02/01/2035 15 14
3.00%, 05/01/2035 123 117
3.00%, 02/01/2036 29 28
3.00%, 09/01/2036 31 29
3.00%, 02/01/2037 41 39
3.00%, 05/01/2037 41 39
3.00%, 06/01/2037 42 40
3.00%, 07/01/2037 66 63
3.00%, 09/01/2037 14 14
3.00%, 01/01/2043 103 96
3.00%, 01/01/2043 97 90
3.00%, 02/01/2043 455 421
3.00%, 03/01/2043 271 251
3.00%, 05/01/2043 93 86
3.00%, 07/01/2043 264 244
3.00%, 07/01/2043 299 277
3.00%, 08/01/2043 53 49

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2043 $ 36 $ 34
3.00%, 09/01/2043 190 176
3.00%, 10/01/2043 185 171
3.00%, 03/01/2045 162 148
3.00%, 04/01/2045 58 53
3.00%, 06/01/2045 210 191
3.00%, 07/01/2045 124 113
3.00%, 08/01/2045 240 219
3.00%, 12/01/2045 335 306
3.00%, 03/01/2046 143 130
3.00%, 03/01/2046 16 15
3.00%, 04/01/2046 197 180
3.00%, 05/01/2046 52 47
3.00%, 09/01/2046 236 215
3.00%, 10/01/2046 230 209
3.00%, 11/01/2046 270 245
3.00%, 11/01/2046 413 375
3.00%, 11/01/2046 257 233
3.00%, 12/01/2046 342 310
3.00%, 12/01/2046 305 277
3.00%, 01/01/2047 465 420
3.00%, 03/01/2047 469 425
3.00%, 03/01/2048 168 152
3.50%, 12/01/2026 2 2
3.50%, 01/01/2029 22 22
3.50%, 01/01/2032 24 23
3.50%, 03/01/2032 17 17
3.50%, 04/01/2032 18 18
3.50%, 08/01/2032 14 14
3.50%, 09/01/2033 50 50
3.50%, 01/01/2034 18 17
3.50%, 01/01/2035 40 39
3.50%, 02/01/2035 32 31
3.50%, 07/01/2035 62 61
3.50%, 09/01/2035 78 76
3.50%, 04/01/2037 23 22
3.50%, 06/01/2037 44 43
3.50%, 02/01/2042 88 85
3.50%, 04/01/2042 32 30
3.50%, 06/01/2042 75 71
3.50%, 07/01/2042 83 80
3.50%, 07/01/2042 108 103
3.50%, 08/01/2042 101 96
3.50%, 08/01/2042 47 45
3.50%, 06/01/2044 139 132
3.50%, 09/01/2044 79 76
3.50%, 03/01/2045 131 124
3.50%, 06/01/2045 148 141
3.50%, 07/01/2045 243 231
3.50%, 09/01/2045 126 119
3.50%, 10/01/2045 144 137
3.50%, 12/01/2045 194 184
3.50%, 01/01/2046 67 63
3.50%, 03/01/2046 604 573
3.50%, 03/01/2046 119 113
3.50%, 04/01/2046 144 137
3.50%, 05/01/2046 156 148
3.50%, 06/01/2046 185 175
3.50%, 08/01/2046 130 123
3.50%, 04/01/2047 193 182
3.50%, 11/01/2047 138 130
3.50%, 11/01/2047 219 206
3.50%, 05/01/2048 25 23
4.00%, 12/01/2030 7 7
4.00%, 08/01/2031 7 7
4.00%, 10/01/2031 12 12
4.00%, 11/01/2031 3 3
4.00%, 12/01/2031 6 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 11/01/2033 $ 17 $ 17
4.00%, 01/01/2034 33 33
4.00%, 07/01/2035 13 13
4.00%, 03/01/2037 56 55
4.00%, 05/01/2038 20 20
4.00%, 02/01/2041 50 49
4.00%, 06/01/2042 38 37
4.00%, 06/01/2042 34 34
4.00%, 08/01/2043 297 291
4.00%, 01/01/2044 52 50
4.00%, 02/01/2044 95 93
4.00%, 03/01/2044 40 39
4.00%, 04/01/2044 103 100
4.00%, 05/01/2044 27 26
4.00%, 07/01/2044 66 64
4.00%, 10/01/2044 74 72
4.00%, 11/01/2044 158 153
4.00%, 12/01/2044 163 158
4.00%, 01/01/2045 45 44
4.00%, 02/01/2045 46 45
4.00%, 04/01/2045 49 47
4.00%, 06/01/2045 64 62
4.00%, 08/01/2045 223 216
4.00%, 09/01/2045 236 229
4.00%, 10/01/2045 248 240
4.00%, 11/01/2045 159 154
4.00%, 12/01/2045 75 73
4.00%, 03/01/2047 188 183
4.00%, 08/01/2047 204 198
4.00%, 10/01/2047 144 139
4.00%, 12/01/2047 232 225
4.00%, 07/01/2048 125 121
4.00%, 08/01/2048 76 73
4.50%, 02/01/2030 2 2
4.50%, 08/01/2030 1 1
4.50%, 05/01/2031 2 2
4.50%, 06/01/2031 16 16
4.50%, 06/01/2039 34 34
4.50%, 10/01/2039 25 25
4.50%, 10/01/2040 31 32
4.50%, 03/01/2041 106 106
4.50%, 03/01/2041 88 89
4.50%, 11/01/2041 86 87
4.50%, 09/01/2043 43 42
4.50%, 11/01/2043 47 47
4.50%, 11/01/2043 24 24
4.50%, 01/01/2044 41 41
4.50%, 01/01/2044 42 42
4.50%, 05/01/2044 57 58
4.50%, 07/01/2044 28 28
4.50%, 10/01/2045 80 80
4.50%, 03/01/2047 30 29
4.50%, 04/01/2047 24 24
4.50%, 06/01/2047 56 56
4.50%, 09/01/2047 57 57
4.50%, 05/01/2048 45 45
4.50%, 07/01/2048 89 89
4.50%, 11/01/2048 43 43
4.50%, 01/01/2049 182 181
4.50%, 05/01/2049 371 368
5.00%, 12/01/2027 4 4
5.00%, 02/01/2030 1 1
5.00%, 03/01/2030 1 1
5.00%, 04/01/2034 31 32
5.00%, 06/01/2035 34 35
5.00%, 01/01/2038 54 56
5.00%, 11/01/2038 52 54
5.00%, 12/01/2038 57 59

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 09/01/2039 $ 92 $ 94
5.00%, 01/01/2040 49 51
5.00%, 05/01/2040 24 25
5.00%, 04/01/2041 38 39
5.00%, 06/01/2041 33 34
5.00%, 11/01/2041 30 30
5.00%, 11/01/2041 47 47
5.50%, 01/01/2028 6 6
5.50%, 04/01/2036 28 29
5.50%, 12/01/2036 33 35
5.50%, 12/01/2036 35 36
5.50%, 03/01/2039 53 55
5.50%, 04/01/2039 32 34
5.50%, 02/01/2040 47 49
5.50%, 06/01/2041 73 76
6.00%, 02/01/2027 1 1
$ 19,638
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .60%
1.50%, 03/01/2036 1,145 1,039
1.50%, 05/01/2036 5,084 4,615
1.50%, 11/01/2036 2,378 2,164
1.50%, 11/01/2050 1,748 1,358
1.50%, 01/01/2051 3,009 2,322
1.50%, 06/01/2051 6,221 4,817
2.00%, 09/01/2028 17 17
2.00%, 05/01/2030 42 41
2.00%, 04/01/2032 47 44
2.00%, 02/01/2036 2,683 2,490
2.00%, 02/01/2036 1,359 1,259
2.00%, 04/01/2036 3,182 2,951
2.00%, 05/01/2036 2,470 2,289
2.00%, 06/01/2036 2,309 2,140
2.00%, 11/01/2041 5,086 4,427
2.00%, 05/01/2042 1,385 1,202
2.00%, 04/01/2051 6,640 5,489
2.00%, 04/01/2051 11,049 9,091
2.00%, 04/01/2051 13,174 10,862
2.00%, 05/01/2051 8,207 6,692
2.00%, 05/01/2051 10,029 8,252
2.00%, 11/01/2051 5,937 4,885
2.00%, 12/01/2051 7,584 6,231
2.00%, 12/01/2051 9,604 7,888
2.00%, 01/01/2052 7,160 5,867
2.50%, 01/01/2028 15 15
2.50%, 07/01/2028 22 22
2.50%, 08/01/2028 21 21
2.50%, 08/01/2028 9 8
2.50%, 09/01/2028 25 24
2.50%, 07/01/2029 64 62
2.50%, 07/01/2029 10 10
2.50%, 07/01/2029 22 21
2.50%, 09/01/2029 34 33
2.50%, 12/01/2029 36 35
2.50%, 01/01/2030 32 31
2.50%, 04/01/2030 48 46
2.50%, 05/01/2030 83 81
2.50%, 06/01/2030 62 60
2.50%, 08/01/2030 118 115
2.50%, 08/01/2030 15 14
2.50%, 01/01/2031 55 54
2.50%, 01/01/2031 30 29
2.50%, 02/01/2031 45 44
2.50%, 02/01/2031 72 70
2.50%, 05/01/2031 24 24
2.50%, 06/01/2031 52 51
2.50%, 11/01/2031 550 532
2.50%, 12/01/2031 89 86
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2032 $ 199 $ 193
2.50%, 01/01/2032 110 106
2.50%, 02/01/2032 161 155
2.50%, 03/01/2032 27 26
2.50%, 03/01/2032 56 54
2.50%, 11/01/2032 11 10
2.50%, 12/01/2032 28 27
2.50%, 01/01/2033 35 34
2.50%, 02/01/2033 135 130
2.50%, 04/01/2033 274 264
2.50%, 07/01/2033 26 25
2.50%, 10/01/2034 306 292
2.50%, 10/01/2036 25 24
2.50%, 10/01/2036 12 11
2.50%, 12/01/2036 60 56
2.50%, 07/01/2040 1,234 1,123
2.50%, 01/01/2043 195 175
2.50%, 08/01/2043 56 50
2.50%, 10/01/2043 124 111
2.50%, 12/01/2046 47 41
2.50%, 08/01/2050 1,757 1,517
2.50%, 02/01/2051 1,584 1,365
2.50%, 02/01/2051 5,193 4,500
2.50%, 07/01/2051 1,638 1,396
2.50%, 09/01/2051 2,565 2,185
2.50%, 11/01/2051 5,694 4,923
2.50%, 11/01/2051 4,794 4,141
2.50%, 12/01/2051 2,853 2,443
2.50%, 01/01/2052 3,499 3,020
2.50%, 02/01/2052 2,759 2,347
2.50%, 02/01/2052 5,207 4,476
2.50%, 02/01/2052 3,946 3,401
2.50%, 02/01/2052 2,576 2,193
2.50%, 03/01/2052 4,854 4,169
2.50%, 04/01/2052 738 634
2.50%, 04/01/2052 5,371 4,617
2.50%, 05/01/2052 2,784 2,399
3.00%, 11/01/2026 5 5
3.00%, 02/01/2027 9 9
3.00%, 04/01/2027 29 28
3.00%, 08/01/2027 10 10
3.00%, 10/01/2028 63 62
3.00%, 11/01/2028 20 20
3.00%, 02/01/2029 17 17
3.00%, 03/01/2029 25 24
3.00%, 03/01/2029 24 24
3.00%, 04/01/2029 27 27
3.00%, 05/01/2029 25 24
3.00%, 06/01/2029 22 22
3.00%, 08/01/2029 10 10
3.00%, 10/01/2029 14 14
3.00%, 10/01/2029 27 26
3.00%, 10/01/2029 15 14
3.00%, 11/01/2029 26 26
3.00%, 01/01/2030 80 79
3.00%, 01/01/2030 31 31
3.00%, 01/01/2030 90 89
3.00%, 03/01/2030 53 53
3.00%, 06/01/2030 49 48
3.00%, 06/01/2030 40 39
3.00%, 09/01/2030 69 68
3.00%, 09/01/2030 19 19
3.00%, 10/01/2030 54 53
3.00%, 02/01/2031 24 23
3.00%, 04/01/2032 271 265
3.00%, 05/01/2032 39 38
3.00%, 08/01/2032 58 57

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 01/01/2033 $ 10 $ 9
3.00%, 02/01/2033 599 582
3.00%, 02/01/2033 146 141
3.00%, 08/01/2033 191 185
3.00%, 05/01/2034 43 42
3.00%, 05/01/2034 30 29
3.00%, 08/01/2034 126 122
3.00%, 10/01/2034 15 15
3.00%, 11/01/2034 41 39
3.00%, 02/01/2035 44 42
3.00%, 02/01/2035 42 40
3.00%, 03/01/2035 19 18
3.00%, 04/01/2035 20 19
3.00%, 06/01/2035 53 51
3.00%, 07/01/2035 19 18
3.00%, 11/01/2035 28 27
3.00%, 07/01/2036 42 40
3.00%, 12/01/2036 99 95
3.00%, 12/01/2036 68 65
3.00%, 12/01/2036 152 145
3.00%, 02/01/2037 62 59
3.00%, 02/01/2037 10 9
3.00%, 04/01/2037 28 27
3.00%, 04/01/2037 47 45
3.00%, 07/01/2037 17 16
3.00%, 08/01/2037 27 26
3.00%, 09/01/2037 77 73
3.00%, 06/01/2040 972 908
3.00%, 04/01/2042 55 51
3.00%, 09/01/2042 27 25
3.00%, 02/01/2043 152 141
3.00%, 02/01/2043 297 274
3.00%, 02/01/2043 190 176
3.00%, 04/01/2043 115 106
3.00%, 04/01/2043 113 104
3.00%, 04/01/2043 315 291
3.00%, 04/01/2043 88 82
3.00%, 04/01/2043 147 136
3.00%, 05/01/2043 142 130
3.00%, 05/01/2043 124 114
3.00%, 05/01/2043 15 14
3.00%, 05/01/2043 78 72
3.00%, 06/01/2043 155 143
3.00%, 07/01/2043 197 182
3.00%, 07/01/2043 84 78
3.00%, 08/01/2043 151 139
3.00%, 08/01/2043 10 10
3.00%, 11/01/2043 96 89
3.00%, 01/01/2045 140 129
3.00%, 05/01/2045 191 175
3.00%, 09/01/2045 21 19
3.00%, 10/01/2045 115 105
3.00%, 11/01/2045 62 57
3.00%, 12/01/2045 168 153
3.00%, 09/01/2046 83 75
3.00%, 10/01/2046 416 378
3.00%, 11/01/2046 207 188
3.00%, 11/01/2046 184 166
3.00%, 11/01/2046 272 247
3.00%, 11/01/2046 300 273
3.00%, 12/01/2046 573 521
3.00%, 12/01/2046 323 293
3.00%, 01/01/2047 318 288
3.00%, 02/01/2047 241 218
3.00%, 02/01/2047 63 57
3.00%, 05/01/2047 137 124
3.00%, 10/01/2048 16 15
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2049 $ 3,786 $ 3,397
3.00%, 11/01/2049 884 793
3.00%, 03/01/2050 2,590 2,330
3.00%, 03/01/2050 2,729 2,442
3.00%, 03/01/2052 2,353 2,118
3.00%, 03/01/2052 2,707 2,420
3.00%, 04/01/2052 1,586 1,432
3.00%, 05/01/2052 3,084 2,733
3.50%, 03/01/2026 1 1
3.50%, 12/01/2026 7 7
3.50%, 02/01/2027 5 5
3.50%, 11/01/2028 24 24
3.50%, 12/01/2028 14 13
3.50%, 03/01/2029 28 28
3.50%, 01/01/2031 1 1
3.50%, 04/01/2031 3 3
3.50%, 02/01/2032 14 13
3.50%, 04/01/2032 15 15
3.50%, 05/01/2032 32 32
3.50%, 06/01/2032 66 64
3.50%, 07/01/2032 22 22
3.50%, 09/01/2032 32 32
3.50%, 12/01/2032 689 682
3.50%, 09/01/2033 19 19
3.50%, 09/01/2033 23 23
3.50%, 10/01/2033 90 89
3.50%, 10/01/2033 39 39
3.50%, 11/01/2033 43 42
3.50%, 01/01/2034 27 26
3.50%, 06/01/2034 47 46
3.50%, 08/01/2034 12 11
3.50%, 11/01/2034 30 29
3.50%, 02/01/2035 429 423
3.50%, 12/01/2035 60 59
3.50%, 07/01/2036 65 64
3.50%, 02/01/2037 47 46
3.50%, 03/01/2037 58 57
3.50%, 05/01/2037 10 10
3.50%, 07/01/2037 22 21
3.50%, 10/01/2037 25 24
3.50%, 01/01/2038 69 66
3.50%, 01/01/2041 246 237
3.50%, 03/01/2041 346 334
3.50%, 10/01/2041 30 29
3.50%, 12/01/2041 113 108
3.50%, 12/01/2041 113 109
3.50%, 01/01/2042 38 36
3.50%, 03/01/2042 37 36
3.50%, 03/01/2042 24 23
3.50%, 03/01/2042 104 100
3.50%, 05/01/2042 33 32
3.50%, 05/01/2042 180 172
3.50%, 07/01/2042 27 25
3.50%, 07/01/2042 43 41
3.50%, 10/01/2042 206 197
3.50%, 04/01/2043 79 76
3.50%, 05/01/2043 181 173
3.50%, 05/01/2043 63 60
3.50%, 05/01/2043 212 202
3.50%, 06/01/2043 182 173
3.50%, 07/01/2043 209 200
3.50%, 07/01/2043 77 73
3.50%, 08/01/2043 140 134
3.50%, 08/01/2043 44 42
3.50%, 09/01/2043 51 48
3.50%, 12/01/2043 36 34
3.50%, 01/01/2044 597 569

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2044 $ 48 $ 46
3.50%, 07/01/2044 293 279
3.50%, 10/01/2044 39 37
3.50%, 10/01/2044 117 111
3.50%, 11/01/2044 117 112
3.50%, 12/01/2044 128 121
3.50%, 12/01/2044 92 88
3.50%, 04/01/2045 126 119
3.50%, 07/01/2045 138 131
3.50%, 08/01/2045 139 132
3.50%, 09/01/2045 61 58
3.50%, 09/01/2045 129 122
3.50%, 11/01/2045 108 102
3.50%, 11/01/2045 60 57
3.50%, 12/01/2045 202 191
3.50%, 01/01/2046 172 163
3.50%, 02/01/2046 86 82
3.50%, 03/01/2046 141 133
3.50%, 09/01/2046 122 115
3.50%, 11/01/2046 260 247
3.50%, 12/01/2046 146 138
3.50%, 02/01/2047 246 232
3.50%, 09/01/2047 68 64
3.50%, 11/01/2047 280 263
3.50%, 01/01/2048 275 258
3.50%, 02/01/2048 219 204
3.50%, 03/01/2048 173 162
3.50%, 04/01/2048 110 104
3.50%, 10/01/2048 22 21
3.50%, 04/01/2049 128 121
3.50%, 06/01/2049 350 328
3.50%, 08/01/2049 477 446
3.50%, 11/01/2049 2,549 2,405
3.50%, 11/01/2049 817 765
3.50%, 12/01/2049 1,081 1,027
3.50%, 01/01/2052 3,723 3,477
3.50%, 04/01/2052 1,306 1,217
3.50%, 06/01/2052 1,510 1,407
4.00%, 04/01/2029 1 1
4.00%, 10/01/2030 2 2
4.00%, 12/01/2030 20 19
4.00%, 02/01/2031 7 7
4.00%, 03/01/2031 12 12
4.00%, 07/01/2031 5 5
4.00%, 10/01/2031 20 20
4.00%, 11/01/2031 5 5
4.00%, 12/01/2031 4 4
4.00%, 01/01/2032 6 6
4.00%, 09/01/2033 52 51
4.00%, 01/01/2036 51 51
4.00%, 02/01/2036 37 37
4.00%, 06/01/2036 33 33
4.00%, 01/01/2037 43 42
4.00%, 02/01/2037 90 89
4.00%, 07/01/2038 63 62
4.00%, 02/01/2039 18 18
4.00%, 01/01/2041 103 101
4.00%, 02/01/2041 71 70
4.00%, 02/01/2041 27 26
4.00%, 09/01/2041 39 38
4.00%, 02/01/2043 40 39
4.00%, 12/01/2043 38 37
4.00%, 01/01/2044 119 116
4.00%, 06/01/2044 99 96
4.00%, 07/01/2044 70 68
4.00%, 07/01/2044 63 62
4.00%, 09/01/2044 40 39
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2044 $ 64 $ 62
4.00%, 02/01/2045 93 90
4.00%, 07/01/2045 79 76
4.00%, 10/01/2045 80 77
4.00%, 11/01/2045 127 122
4.00%, 12/01/2045 35 34
4.00%, 02/01/2046 27 26
4.00%, 03/01/2046 41 40
4.00%, 04/01/2047 181 175
4.00%, 08/01/2047 157 152
4.00%, 08/01/2047 28 27
4.00%, 08/01/2047 103 100
4.00%, 09/01/2047 183 177
4.00%, 11/01/2047 353 341
4.00%, 02/01/2048 130 126
4.00%, 03/01/2048 62 60
4.00%, 06/01/2048 106 102
4.00%, 06/01/2048 268 259
4.00%, 07/01/2048 77 74
4.00%, 08/01/2048 30 29
4.00%, 09/01/2048 149 144
4.00%, 01/01/2049 1,453 1,404
4.00%, 03/01/2049 114 110
4.00%, 04/01/2049 147 142
4.00%, 04/01/2049 205 198
4.00%, 08/01/2049 420 405
4.00%, 10/01/2049 254 244
4.00%, 11/01/2049 329 318
4.00%, 04/01/2050 1,410 1,356
4.00%, 06/01/2052 1,788 1,725
4.00%, 08/01/2052 3,135 2,992
4.00%, 09/01/2052 4,001 3,834
4.00%, 10/01/2052 850 813
4.50%, 02/01/2030 2 2
4.50%, 04/01/2030 1 1
4.50%, 08/01/2030 13 13
4.50%, 09/01/2030 10 11
4.50%, 01/01/2031 2 2
4.50%, 04/01/2031 1 1
4.50%, 05/01/2031 2 2
4.50%, 07/01/2031 10 10
4.50%, 08/01/2031 6 6
4.50%, 02/01/2035 26 26
4.50%, 08/01/2040 24 25
4.50%, 08/01/2040 94 95
4.50%, 06/01/2041 39 39
4.50%, 09/01/2041 66 66
4.50%, 09/01/2043 32 32
4.50%, 10/01/2043 57 57
4.50%, 01/01/2044 170 168
4.50%, 01/01/2044 115 115
4.50%, 02/01/2044 91 91
4.50%, 03/01/2044 48 48
4.50%, 03/01/2044 48 48
4.50%, 05/01/2044 35 35
4.50%, 05/01/2044 42 42
4.50%, 05/01/2044 124 124
4.50%, 06/01/2044 77 77
4.50%, 08/01/2044 62 62
4.50%, 12/01/2044 146 146
4.50%, 04/01/2046 59 58
4.50%, 08/01/2046 42 42
4.50%, 02/01/2047 70 70
4.50%, 02/01/2047 20 20
4.50%, 03/01/2047 60 60
4.50%, 10/01/2047 45 45
4.50%, 11/01/2047 98 97

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2048 $ 70 $ 69
4.50%, 04/01/2048 205 204
4.50%, 05/01/2048 118 117
4.50%, 07/01/2048 1,331 1,316
4.50%, 08/01/2048 34 33
4.50%, 08/01/2048 32 32
4.50%, 10/01/2048 230 229
4.50%, 10/01/2048 151 149
4.50%, 12/01/2048 839 839
4.50%, 03/01/2049 1,570 1,558
4.50%, 04/01/2049 132 131
4.50%, 05/01/2049 974 965
4.50%, 07/01/2049 358 354
4.50%, 07/01/2049 196 194
4.50%, 09/01/2049 1,471 1,457
4.50%, 09/01/2049 218 215
4.50%, 06/01/2052 371 366
4.50%, 09/01/2052 1,849 1,832
4.50%, 10/01/2052 1,568 1,548
4.50%, 10/01/2052 1,908 1,882
4.50%, 05/01/2053 2,086 2,053
5.00%, 04/01/2029 1 1
5.00%, 09/01/2029 17 17
5.00%, 03/01/2030 2 2
5.00%, 08/01/2030 4 4
5.00%, 07/01/2035 38 39
5.00%, 04/01/2037 77 79
5.00%, 07/01/2039 40 42
5.00%, 07/01/2039 37 38
5.00%, 03/01/2044 43 44
5.00%, 03/01/2044 62 63
5.00%, 05/01/2044 33 34
5.00%, 11/01/2044 68 69
5.00%, 04/01/2048 63 63
5.00%, 09/01/2048 371 375
5.00%, 05/01/2049 27 28
5.00%, 06/01/2049 259 263
5.00%, 07/01/2049 155 158
5.00%, 08/01/2049 152 154
5.00%, 07/01/2052 2,641 2,666
5.00%, 08/01/2052 1,704 1,721
5.00%, 11/01/2052 3,704 3,741
5.00%, 05/01/2053 4,518 4,560
5.00%, 06/01/2053 2,431 2,450
5.00%, 10/01/2053 2,069 2,091
5.50%, 03/01/2027 2 2
5.50%, 06/01/2028 1 1
5.50%, 01/01/2029 1 1
5.50%, 12/01/2029 2 2
5.50%, 11/01/2035 73 76
5.50%, 12/01/2036 29 30
5.50%, 03/01/2037 38 39
5.50%, 08/01/2037 31 32
5.50%, 08/01/2037 42 44
5.50%, 08/01/2037 30 31
5.50%, 05/01/2038 59 62
5.50%, 06/01/2038 28 29
5.50%, 03/01/2053 2,807 2,883
5.50%, 07/01/2053 1,991 2,067
5.50%, 08/01/2053 5,047 5,158
5.50%, 11/01/2053 4,576 4,697
5.50%, 03/01/2054 2,419 2,464
5.50%, 04/01/2054 3,385 3,472
5.50%, 08/01/2054 2,359 2,407
5.50%, 10/01/2054 1,820 1,866
5.50%, 02/01/2055 1,410 1,440
5.50%, 04/01/2055 1,892 1,938
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 05/01/2041 $ 58 $ 61
6.00%, 01/01/2053 1,496 1,571
6.00%, 05/01/2053 1,123 1,169
6.00%, 11/01/2053 3,297 3,429
6.00%, 06/01/2054 2,300 2,389
6.00%, 07/01/2054 2,579 2,683
6.00%, 08/01/2054 1,846 1,923
6.00%, 09/01/2054 2,614 2,724
6.00%, 11/01/2054 1,916 1,991
6.00%, 11/01/2054 2,300 2,390
6.00%, 09/01/2055 2,286 2,371
6.50%, 01/01/2038 25 27
6.50%, 01/01/2054 2,403 2,534
6.50%, 01/01/2054 2,067 2,157
6.50%, 02/01/2054 2,707 2,848
6.50%, 05/01/2054 918 958
6.50%, 04/01/2055 1,965 2,072
6.50%, 05/01/2055 1,545 1,606
$ 317,166
Government National Mortgage Association (GNMA) - 6 .05%
2.00%, 08/20/2050 3,167 2,625
2.00%, 01/20/2051 5,889 4,879
2.00%, 02/20/2051 5,393 4,467
2.00%, 05/20/2051 4,060 3,363
2.50%, 03/20/2028 8 8
2.50%, 07/20/2028 10 10
2.50%, 03/20/2031 20 19
2.50%, 05/20/2032 28 27
2.50%, 07/20/2043 66 59
2.50%, 06/20/2045 36 32
2.50%, 12/20/2046 77 68
2.50%, 01/20/2047 117 104
2.50%, 06/20/2050 6,217 5,374
2.50%, 05/20/2051 6,721 5,800
2.50%, 09/20/2051 5,971 5,153
3.00%, 07/20/2030 30 30
3.00%, 01/20/2031 22 21
3.00%, 07/20/2032 27 27
3.00%, 01/20/2033 13 13
3.00%, 10/15/2042 27 25
3.00%, 03/20/2043 79 73
3.00%, 04/20/2043 274 253
3.00%, 06/15/2043 101 93
3.00%, 07/15/2043 21 19
3.00%, 08/15/2043 50 46
3.00%, 08/15/2043 47 43
3.00%, 11/15/2044 122 110
3.00%, 02/15/2045 114 103
3.00%, 05/20/2045 91 83
3.00%, 07/15/2045 42 38
3.00%, 08/15/2045 118 107
3.00%, 08/20/2045 230 210
3.00%, 10/20/2045 200 183
3.00%, 11/20/2045 119 108
3.00%, 12/20/2045 165 151
3.00%, 01/20/2046 40 37
3.00%, 02/20/2046 55 50
3.00%, 03/20/2046 253 231
3.00%, 05/20/2046 152 138
3.00%, 06/20/2046 228 208
3.00%, 08/20/2046 474 431
3.00%, 09/20/2046 274 250
3.00%, 10/20/2046 182 166
3.00%, 12/20/2046 344 313
3.00%, 01/20/2047 227 207
3.00%, 07/20/2047 10 9
3.00%, 10/20/2047 233 212

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 11/20/2047 $ 110 $ 100
3.00%, 12/20/2047 361 329
3.00%, 01/20/2048 159 144
3.00%, 02/20/2048 166 151
3.00%, 03/20/2048 149 135
3.00%, 11/20/2049 3,618 3,266
3.00%, 09/20/2051 4,250 3,824
3.00%, 12/20/2051 733 659
3.50%, 09/20/2028 14 14
3.50%, 01/15/2043 62 58
3.50%, 03/20/2043 134 123
3.50%, 04/15/2043 39 37
3.50%, 04/20/2043 197 185
3.50%, 08/15/2043 27 25
3.50%, 08/20/2043 256 238
3.50%, 09/20/2043 171 161
3.50%, 07/20/2044 179 168
3.50%, 08/20/2044 190 178
3.50%, 09/20/2044 72 67
3.50%, 10/20/2044 77 72
3.50%, 11/20/2044 81 76
3.50%, 12/20/2044 90 84
3.50%, 02/20/2045 90 84
3.50%, 05/20/2045 116 108
3.50%, 06/20/2045 24 23
3.50%, 07/20/2045 174 162
3.50%, 08/20/2045 82 76
3.50%, 09/20/2045 43 40
3.50%, 10/20/2045 321 299
3.50%, 11/20/2045 267 249
3.50%, 12/20/2045 168 156
3.50%, 01/20/2046 420 391
3.50%, 02/20/2046 23 21
3.50%, 03/20/2046 1,015 946
3.50%, 04/20/2046 166 154
3.50%, 05/20/2046 222 206
3.50%, 06/20/2046 969 903
3.50%, 07/15/2046 26 24
3.50%, 07/20/2046 115 107
3.50%, 08/20/2046 521 485
3.50%, 09/20/2046 213 198
3.50%, 10/20/2046 261 243
3.50%, 11/20/2046 196 182
3.50%, 12/20/2046 220 205
3.50%, 01/20/2047 219 204
3.50%, 02/20/2047 128 119
3.50%, 03/20/2047 171 159
3.50%, 04/20/2047 410 381
3.50%, 05/20/2047 122 114
3.50%, 06/20/2047 186 173
3.50%, 08/20/2047 540 504
3.50%, 09/20/2047 39 36
3.50%, 10/20/2047 132 122
3.50%, 11/20/2047 172 160
3.50%, 12/20/2047 196 182
3.50%, 01/20/2048 274 254
3.50%, 02/20/2048 43 40
3.50%, 07/20/2048 84 78
3.50%, 04/20/2052 1,602 1,471
4.00%, 08/15/2040 22 21
4.00%, 12/20/2040 14 13
4.00%, 08/15/2041 22 21
4.00%, 11/15/2041 33 32
4.00%, 03/15/2042 24 23
4.00%, 03/20/2042 54 53
4.00%, 04/20/2042 48 47
4.00%, 05/15/2042 81 78
4.00%, 10/20/2043 25 25
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 11/20/2043 $ 59 $ 57
4.00%, 02/20/2044 143 139
4.00%, 03/15/2044 45 44
4.00%, 05/20/2044 92 89
4.00%, 06/20/2044 69 67
4.00%, 07/20/2044 281 272
4.00%, 08/20/2044 199 193
4.00%, 09/20/2044 183 177
4.00%, 10/20/2044 236 228
4.00%, 11/20/2044 106 102
4.00%, 12/20/2044 195 189
4.00%, 01/20/2045 163 158
4.00%, 04/20/2045 101 98
4.00%, 05/15/2045 35 33
4.00%, 07/20/2045 38 37
4.00%, 08/20/2045 97 94
4.00%, 09/20/2045 139 134
4.00%, 10/20/2045 74 72
4.00%, 11/20/2045 27 26
4.00%, 12/15/2045 26 25
4.00%, 12/20/2045 69 67
4.00%, 01/20/2046 43 41
4.00%, 02/20/2046 63 61
4.00%, 04/20/2046 102 98
4.00%, 05/20/2046 51 49
4.00%, 07/20/2046 106 102
4.00%, 01/20/2047 204 197
4.00%, 02/20/2047 158 152
4.00%, 03/20/2047 145 140
4.00%, 05/20/2047 193 186
4.00%, 06/20/2047 193 186
4.00%, 07/20/2047 461 445
4.00%, 08/20/2047 23 22
4.00%, 10/20/2047 108 104
4.00%, 11/20/2047 871 839
4.00%, 04/20/2052 2,412 2,298
4.50%, 02/15/2039 56 56
4.50%, 05/15/2039 40 40
4.50%, 11/15/2039 135 137
4.50%, 04/15/2040 97 97
4.50%, 01/20/2041 14 14
4.50%, 02/20/2041 14 14
4.50%, 03/20/2041 11 10
4.50%, 07/15/2041 33 33
4.50%, 05/20/2043 44 44
4.50%, 06/20/2043 50 51
4.50%, 10/20/2043 40 40
4.50%, 11/20/2043 134 134
4.50%, 03/20/2044 192 191
4.50%, 04/20/2044 8 8
4.50%, 05/20/2044 139 139
4.50%, 07/20/2044 72 72
4.50%, 12/20/2044 29 29
4.50%, 02/20/2045 77 76
4.50%, 03/20/2045 33 33
4.50%, 04/20/2045 40 40
4.50%, 06/20/2046 39 38
4.50%, 12/20/2046 117 117
4.50%, 02/20/2047 70 70
4.50%, 04/20/2047 44 44
4.50%, 06/15/2047 38 38
4.50%, 08/20/2047 95 95
4.50%, 10/20/2047 44 44
4.50%, 02/20/2048 692 688
4.50%, 05/20/2048 513 508
4.50%, 08/20/2048 129 128
4.50%, 10/20/2048 77 77
4.50%, 11/20/2048 119 118

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 12/20/2048 $ 34 $ 34
4.50%, 02/20/2049 2,207 2,186
4.50%, 05/20/2052 1,401 1,376
4.50%, 09/20/2052 2,621 2,572
4.50%, 06/20/2053 1,142 1,117
5.00%, 08/20/2041 30 31
5.00%, 04/20/2042 23 24
5.00%, 12/20/2042 68 70
5.00%, 07/20/2043 41 42
5.00%, 02/20/2044 43 44
5.00%, 03/20/2044 26 27
5.00%, 12/20/2045 39 40
5.00%, 03/20/2048 30 30
5.00%, 06/20/2048 549 556
5.00%, 10/20/2048 38 39
5.00%, 01/20/2053 5,141 5,148
5.00%, 04/20/2053 3,324 3,329
5.00%, 09/20/2053 630 631
5.00%, 01/20/2056
(j)
2,800 2,793
5.50%, 01/15/2040 33 34
5.50%, 06/20/2040 16 16
5.50%, 01/20/2041 75 77
5.50%, 10/20/2042 23 24
5.50%, 09/20/2043 29 30
5.50%, 03/20/2053 2,450 2,491
5.50%, 06/20/2053 265 269
5.50%, 08/20/2053 3,328 3,381
5.50%, 10/20/2053 1,374 1,395
5.50%, 12/20/2053 2,384 2,419
5.50%, 04/20/2054 2,049 2,076
5.50%, 07/20/2054 1,667 1,686
6.00%, 04/15/2035 3 4
6.00%, 07/20/2053 2,553 2,615
6.00%, 10/20/2053 2,083 2,126
6.00%, 03/20/2054 871 889
6.50%, 01/20/2056
(j)
3,275 3,385
$ 109,092
U.S. Treasury - 45 .58%
0.38%, 09/30/2027 4,520 4,284
0.50%, 04/30/2027 2,100 2,019
0.50%, 05/31/2027 3,290 3,156
0.50%, 06/30/2027 4,645 4,445
0.50%, 08/31/2027 5,260 5,009
0.50%, 10/31/2027 10,120 9,589
0.63%, 03/31/2027 5,975 5,768
0.63%, 11/30/2027 4,645 4,402
0.63%, 12/31/2027 8,210 7,761
0.63%, 05/15/2030 12,025 10,552
0.63%, 08/15/2030 20,910 18,196
0.75%, 01/31/2028 7,610 7,195
0.88%, 11/15/2030 14,710 12,859
1.00%, 07/31/2028 5,825 5,466
1.13%, 02/28/2027 2,670 2,598
1.13%, 02/29/2028 5,895 5,607
1.13%, 08/31/2028 4,875 4,580
1.13%, 02/15/2031 11,515 10,138
1.13%, 05/15/2040 2,620 1,662
1.13%, 08/15/2040 2,740 1,721
1.25%, 03/31/2028 7,125 6,781
1.25%, 04/30/2028 6,000 5,700
1.25%, 05/31/2028 6,120 5,803
1.25%, 06/30/2028 4,550 4,306
1.25%, 09/30/2028 7,740 7,281
1.25%, 08/15/2031 8,315 7,244
1.25%, 05/15/2050 2,600 1,245
1.38%, 10/31/2028 4,505 4,244
1.38%, 12/31/2028 4,880 4,582
1.38%, 11/15/2031 10,870 9,468
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 11/15/2040 $ 1,610 $ 1,045
1.38%, 08/15/2050 4,335 2,131
1.50%, 01/31/2027 4,470 4,375
1.50%, 11/30/2028 6,115 5,772
1.50%, 02/15/2030 12,800 11,757
1.63%, 08/15/2029 7,300 6,814
1.63%, 05/15/2031 10,330 9,255
1.63%, 11/15/2050 2,730 1,433
1.75%, 01/31/2029 5,065 4,799
1.75%, 11/15/2029 4,890 4,567
1.75%, 08/15/2041 4,110 2,773
1.88%, 02/28/2027 7,230 7,096
1.88%, 02/28/2029 3,895 3,699
1.88%, 02/15/2032 8,670 7,732
1.88%, 02/15/2041 1,245 870
1.88%, 02/15/2051 4,720 2,638
1.88%, 11/15/2051 4,600 2,543
2.00%, 11/15/2041 4,010 2,799
2.00%, 02/15/2050 2,785 1,633
2.00%, 08/15/2051 4,390 2,515
2.25%, 02/15/2027 4,825 4,758
2.25%, 11/15/2027 8,485 8,297
2.25%, 05/15/2041 3,110 2,287
2.25%, 08/15/2046 3,195 2,103
2.25%, 08/15/2049 2,580 1,618
2.25%, 02/15/2052 4,015 2,436
2.38%, 05/15/2027 4,545 4,477
2.38%, 03/31/2029 3,685 3,550
2.38%, 05/15/2029 4,695 4,514
2.38%, 02/15/2042 1,865 1,373
2.38%, 11/15/2049 2,485 1,596
2.38%, 05/15/2051 4,540 2,861
2.50%, 03/31/2027 4,305 4,252
2.50%, 02/15/2045 1,550 1,098
2.50%, 02/15/2046 2,925 2,037
2.50%, 05/15/2046 2,520 1,748
2.63%, 05/31/2027 3,330 3,290
2.63%, 02/15/2029 8,305 8,075
2.63%, 07/31/2029 2,325 2,249
2.75%, 04/30/2027 3,660 3,625
2.75%, 07/31/2027 6,175 6,105
2.75%, 02/15/2028 5,775 5,688
2.75%, 05/31/2029 7,280 7,085
2.75%, 08/15/2032 10,275 9,578
2.75%, 08/15/2042 1,591 1,228
2.75%, 11/15/2042 2,165 1,664
2.75%, 08/15/2047 2,080 1,486
2.75%, 11/15/2047 2,335 1,663
2.88%, 05/15/2028 4,500 4,436
2.88%, 08/15/2028 6,030 5,933
2.88%, 04/30/2029 7,835 7,662
2.88%, 05/15/2032 10,930 10,306
2.88%, 05/15/2043 2,333 1,811
2.88%, 08/15/2045 2,145 1,609
2.88%, 11/15/2046 1,465 1,082
2.88%, 05/15/2049 2,995 2,149
2.88%, 05/15/2052 4,000 2,795
3.00%, 05/15/2042 1,200 966
3.00%, 11/15/2044 1,475 1,141
3.00%, 05/15/2045 1,845 1,420
3.00%, 11/15/2045 1,320 1,009
3.00%, 02/15/2047 3,115 2,345
3.00%, 05/15/2047 2,050 1,539
3.00%, 02/15/2048 2,445 1,819
3.00%, 08/15/2048 2,670 1,977
3.00%, 02/15/2049 3,200 2,357
3.00%, 08/15/2052 3,500 2,507
3.13%, 08/31/2027 6,040 6,005

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 11/15/2028 $ 5,585 $ 5,523
3.13%, 08/31/2029 3,885 3,819
3.13%, 11/15/2041 1,700 1,406
3.13%, 02/15/2042 805 662
3.13%, 02/15/2043 1,865 1,508
3.13%, 08/15/2044 3,045 2,410
3.13%, 05/15/2048 100 76
3.25%, 06/30/2029 2,055 2,032
3.25%, 05/15/2042 3,650 3,044
3.38%, 05/15/2033 6,730 6,470
3.38%, 08/15/2042 2,565 2,167
3.38%, 05/15/2044 2,350 1,940
3.38%, 11/15/2048 2,820 2,231
3.50%, 01/31/2028 100 100
3.50%, 04/30/2028 4,915 4,914
3.50%, 09/30/2029 9,405 9,361
3.50%, 01/31/2030 2,375 2,361
3.50%, 02/15/2033 6,095 5,923
3.50%, 02/15/2039 480 437
3.63%, 05/31/2028 4,475 4,487
3.63%, 03/31/2030 6,035 6,024
3.63%, 09/30/2030 7,130 7,102
3.63%, 08/15/2043 1,880 1,623
3.63%, 02/15/2044 1,755 1,507
3.63%, 02/15/2053 3,705 3,000
3.63%, 05/15/2053 3,440 2,783
3.75%, 06/30/2027 7,935 7,966
3.75%, 04/15/2028 8,510 8,554
3.75%, 06/30/2030 3,430 3,438
3.75%, 12/31/2030 3,960 3,962
3.75%, 08/15/2041 940 847
3.75%, 11/15/2043 1,935 1,696
3.88%, 03/31/2027 10,390 10,435
3.88%, 09/30/2029 470 474
3.88%, 11/30/2029 4,885 4,926
3.88%, 08/31/2032 4,755 4,743
3.88%, 08/15/2033 8,305 8,236
3.88%, 08/15/2034 7,795 7,675
3.88%, 08/15/2040 894 828
3.88%, 02/15/2043 3,170 2,852
3.88%, 05/15/2043 3,270 2,933
4.00%, 01/15/2027
(d)
2,715 2,728
4.00%, 12/15/2027 6,325 6,386
4.00%, 06/30/2028 7,340 7,426
4.00%, 10/31/2029 7,165 7,259
4.00%, 02/28/2030 8,115 8,218
4.00%, 05/31/2030 5,365 5,433
4.00%, 06/30/2032 5,885 5,919
4.00%, 02/15/2034 8,175 8,149
4.00%, 11/15/2042 2,365 2,168
4.00%, 11/15/2052 3,315 2,875
4.13%, 01/31/2027 4,090 4,115
4.13%, 09/30/2027 755 763
4.13%, 10/31/2027 4,930 4,985
4.13%, 11/15/2027 4,570 4,622
4.13%, 02/29/2032 6,160 6,247
4.13%, 11/15/2032 8,220 8,314
4.13%, 08/15/2053 3,395 3,005
4.25%, 03/15/2027 5,405 5,451
4.25%, 06/30/2029 7,725 7,888
4.25%, 01/31/2030 5,095 5,208
4.25%, 02/28/2031 4,605 4,711
4.25%, 11/15/2034 7,140 7,215
4.25%, 05/15/2035 6,200 6,251
4.25%, 08/15/2035 6,145 6,189
4.25%, 05/15/2039 715 700
4.25%, 11/15/2040 970 936
4.25%, 02/15/2054 2,605 2,355
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.25%, 08/15/2054 $ 3,490 $ 3,155
4.38%, 05/15/2034 7,800 7,971
4.38%, 02/15/2038 425 429
4.38%, 11/15/2039 1,015 1,001
4.38%, 05/15/2040 854 839
4.38%, 05/15/2041 1,655 1,613
4.38%, 08/15/2043 3,250 3,104
4.50%, 04/15/2027 13,345 13,509
4.50%, 11/15/2033 8,965 9,257
4.50%, 02/15/2036 700 723
4.50%, 05/15/2038 710 723
4.50%, 08/15/2039 995 997
4.50%, 02/15/2044 1,310 1,267
4.50%, 11/15/2054 4,415 4,164
4.63%, 02/15/2035 8,635 8,963
4.63%, 02/15/2040 2,275 2,300
4.63%, 05/15/2054 10,455 10,069
4.63%, 02/15/2055 4,290 4,132
4.75%, 02/15/2037 1,635 1,713
4.75%, 02/15/2041 1,120 1,140
4.75%, 02/15/2045 1,540 1,532
4.75%, 11/15/2053 4,065 3,991
4.75%, 05/15/2055 1,845 1,813
4.75%, 08/15/2055 2,415 2,374
5.00%, 05/15/2037 1,130 1,209
5.25%, 02/15/2029 3,000 3,155
5.38%, 02/15/2031 3,616 3,888
6.13%, 11/15/2027 2,225 2,330
6.13%, 08/15/2029 900 976
6.25%, 05/15/2030 1,500 1,654
6.38%, 08/15/2027 1,830 1,913
$ 821,411
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,267,307
Total Investments $ 1,807,204
Other Assets and Liabilities -  (0.28)% (5,055)
TOTAL NET ASSETS - 100.00% $ 1,802,149
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,321 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,114 or 0.28% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,730 or 0.10% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 46,078 $ 565,572 $ 592,000 $ 19,650
$ 46,078 $ 565,572 $ 592,000 $ 19,650
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 1,042 $ — $ — $ —
$ 1,042 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 7 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 4 .56%
iShares Broad USD High Yield Corporate Bond
ETF
221,000 $ 8,264
Vanguard Short-Term Corporate Bond ETF
(a)
37,000 2,950
$ 11,214
Money Market Funds - 3 .13%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(b),(c)
158,380 158
Principal Government Money Market Fund - Class
R-6 3.67%
(b),(c),(d)
7,560,952 7,561
$ 7,719
TOTAL INVESTMENT COMPANIES $ 18,933
BONDS - 55 .38%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .08%
Boeing Co/The
5.15%, 05/01/2030 $ 50 $ 51
5.81%, 05/01/2050 890 876
7.01%, 05/01/2064 135 153
Bombardier Inc
7.50%, 02/01/2029
(e)
50 52
Northrop Grumman Corp
4.95%, 03/15/2053 150 135
5.25%, 07/15/2035 165 171
RTX Corp
3.03%, 03/15/2052
(a)
215 140
5.38%, 02/27/2053 205 197
6.10%, 03/15/2034 235 257
6.40%, 03/15/2054 195 215
TransDigm Inc
6.38%, 03/01/2029
(e)
100 103
6.75%, 01/31/2034
(e)
288 300
$ 2,650
Agriculture - 0 .88%
BAT Capital Corp
4.54%, 08/15/2047 245 203
4.63%, 03/22/2033 110 110
4.76%, 09/06/2049 45 38
5.35%, 08/15/2032 200 208
5.83%, 02/20/2031 110 117
7.08%, 08/02/2053 240 272
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(e)
315 331
Philip Morris International Inc
4.38%, 04/30/2030 200 201
4.63%, 11/01/2029 192 195
4.63%, 10/29/2035 245 240
Reynolds American Inc
5.70%, 08/15/2035 240 250
$ 2,165
Airlines - 1 .06%
American Airlines Inc
8.50%, 05/15/2029
(e)
93 97
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(e)
197 201
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(e)
445 448
5.31%, 10/20/2031
(e)
145 146
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(e)
1,000 1,006
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(e)
200 204
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 497 510
$ 2,612
Apparel - 0 .04%
Gildan Activewear Inc
4.70%, 10/07/2030
(e)
95 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 4 .98%
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 $ 256 $ 258
Ally Auto Receivables Trust 2025-1
4.03%, 07/17/2028 650 650
AutoNation Finance Trust 2025-1
5.63%, 09/10/2032
(e)
200 204
BofA Auto Trust 2025-1
4.47%, 11/22/2027
(e)
119 119
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 950 951
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 106 106
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(e)
38 38
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(e)
555 557
Drive Auto Receivables Trust 2024-2
4.94%, 12/15/2027 27 27
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028 750 750
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(e)
200 202
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 375 376
4.39%, 01/20/2027 191 191
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Gm Financial Automobile Leasing Trust 2025-2
4.42%, 07/20/2027 619 620
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.50%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 63 63
Mercedes-Benz Auto Lease Trust 2025-A
4.50%, 04/17/2028 575 576
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
4.61%, 04/16/2029 600 608
Nissan Auto Receivables 2025-A Owner Trust
4.43%, 02/15/2028 675 676
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Porsche Innovative Lease Owner Trust 2024-1
4.84%, 01/20/2027
(e)
126 126
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 178 178
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 59 59
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 43 43
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 252 252
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 976 979
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 690 692
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(e)
625 626
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032
(e)
200 203
Volkswagen Auto Lease Trust 2025-B
3.97%, 04/20/2028 515 516
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(e)
615 615
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 $ 1,000 $ 1,001
$ 12,262
Automobile Manufacturers - 0 .83%
Ford Motor Credit Co LLC
5.80%, 03/08/2029 875 894
6.13%, 03/08/2034 200 203
Hyundai Capital America
4.50%, 09/18/2030
(e)
550 550
5.25%, 01/08/2027
(e)
170 172
5.30%, 06/24/2029
(e)
125 129
6.50%, 01/16/2029
(e)
80 85
$ 2,033
Automobile Parts & Equipment - 0 .06%
Dana Inc
5.38%, 11/15/2027 110 110
Phinia Inc
6.75%, 04/15/2029
(e)
35 36
$ 146
Banks - 8 .27%
AIB Group PLC
5.32%, 05/15/2031
(e),(f)
200 206
Secured Overnight Financing Rate + 1.65%
5.87%, 03/28/2035
(e),(f)
600 633
Secured Overnight Financing Rate + 1.91%
Bank of America Corp
2.68%, 06/19/2041
(f)
680 501
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(f)
105 96
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(f)
50 47
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.57%, 04/27/2033
(f)
360 359
Secured Overnight Financing Rate + 1.83%
Barclays PLC
5.34%, 09/10/2035
(f)
215 218
Secured Overnight Financing Rate + 1.91%
7.63%, 03/15/2035
(f),(g),(h)
284 303
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
CaixaBank SA
5.58%, 07/03/2036
(e),(f)
400 411
Secured Overnight Financing Rate + 1.79%
Citigroup Inc
3.79%, 03/17/2033
(f)
485 462
Secured Overnight Financing Rate + 1.94%
5.17%, 09/11/2036
(f)
460 464
Secured Overnight Financing Rate + 1.49%
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(e),(f)
250 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Danske Bank A/S
4.61%, 10/02/2030
(e),(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.02%, 03/04/2031
(e),(f)
210 214
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(f)
855 864
Secured Overnight Financing Rate + 1.30%
5.71%, 02/08/2028
(f)
165 168
Secured Overnight Financing Rate + 1.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
4.94%, 10/21/2036
(f)
$ 330 $ 328
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(f)
395 397
Secured Overnight Financing Rate + 1.42%
5.22%, 04/23/2031
(f)
560 578
Secured Overnight Financing Rate + 1.58%
5.54%, 01/28/2036
(f)
250 259
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(f)
155 155
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(f)
170 172
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.13%, 11/06/2036
(f)
295 296
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(f)
310 319
Secured Overnight Financing Rate + 1.57%
5.74%, 09/10/2036
(f)
400 412
Secured Overnight Financing Rate + 1.96%
Huntington Bancshares Inc/OH
5.71%, 02/02/2035
(f)
985 1,029
Secured Overnight Financing Rate + 1.87%
JPMorgan Chase & Co
4.91%, 07/25/2033
(f)
705 718
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
180 182
Secured Overnight Financing Rate + 1.34%
5.34%, 01/23/2035
(f)
290 301
Secured Overnight Financing Rate + 1.62%
5.58%, 07/23/2036
(f)
190 197
Secured Overnight Financing Rate + 1.64%
6.50%, 04/01/2030
(f),(g)
145 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 500 505
KeyCorp
5.12%, 04/04/2031
(a),(f)
390 401
Secured Overnight Financing Rate + 1.23%
6.40%, 03/06/2035
(f)
110 119
Secured Overnight Financing Rate + 2.42%
Morgan Stanley
2.48%, 09/16/2036
(f)
225 198
Secured Overnight Financing Rate + 1.36%
4.89%, 10/22/2036
(f)
235 233
Secured Overnight Financing Rate + 1.31%
5.19%, 04/17/2031
(f)
480 495
Secured Overnight Financing Rate + 1.51%
5.32%, 07/19/2035
(f)
1,125 1,158
Secured Overnight Financing Rate + 1.56%
5.52%, 11/19/2055
(f)
120 119
Secured Overnight Financing Rate + 1.71%
5.66%, 04/17/2036
(f)
460 483
Secured Overnight Financing Rate + 1.76%
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(f)
250 253
Secured Overnight Financing Rate + 1.08%
NatWest Group PLC
5.12%, 05/23/2031
(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(f)
160 164
Secured Overnight Financing Rate + 1.33%
5.37%, 07/21/2036
(f)
355 365
Secured Overnight Financing Rate + 1.42%

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.40%, 07/23/2035
(f)
$ 130 $ 134
Secured Overnight Financing Rate + 1.60%
5.58%, 01/29/2036
(f)
230 240
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(f)
635 669
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(f)
205 232
Secured Overnight Financing Rate + 2.28%
Royal Bank of Canada
6.50%, 11/24/2085
(f)
415 413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
Scotiabank Peru SAA
6.10%, 10/01/2035
(a),(e),(f)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.31%
State Street Corp
4.78%, 10/23/2036
(f)
190 189
Secured Overnight Financing Rate + 1.22%
Truist Financial Corp
5.44%, 01/24/2030
(f)
80 83
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(f)
100 108
Secured Overnight Financing Rate + 2.45%
UBS Group AG
5.43%, 02/08/2030
(e),(f)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
7.00%, 02/10/2030
(e),(f),(g),(h)
227 232
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
5.08%, 05/15/2031
(f)
280 289
Secured Overnight Financing Rate + 1.30%
5.10%, 07/23/2030
(f)
145 149
Secured Overnight Financing Rate + 1.25%
5.42%, 02/12/2036
(a),(f)
155 161
Secured Overnight Financing Rate + 1.41%
5.68%, 01/23/2035
(f)
550 581
Secured Overnight Financing Rate + 1.86%
Westpac Banking Corp
4.11%, 07/24/2034
(f)
525 517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Zions Bancorp NA
4.70%, 08/18/2028
(f)
345 345
Secured Overnight Financing Rate + 1.16%
$ 20,352
Biotechnology - 0 .21%
Amgen Inc
5.60%, 03/02/2043 300 302
CSL Finance PLC
4.75%, 04/27/2052
(e)
240 207
$ 509
Building Materials - 0 .40%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(e)
337 355
Cemex SAB de CV
7.20%, 06/10/2030
(e),(f),(g)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(e)
428 430
$ 994
Chemicals - 0 .77%
CF Industries Inc
5.30%, 11/26/2035 315 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
$ 260 $ 169
6.50%, 05/15/2026
(e)
150 145
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(e)
210 201
3.47%, 12/01/2050
(e)
150 103
OCP SA
6.75%, 05/02/2034
(e)
400 431
Olympus Water US Holding Corp
4.25%, 10/01/2028
(e)
275 267
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(e)
200 203
Vibrantz Technologies Inc
9.00%, 02/15/2030
(e)
158 52
$ 1,885
Commercial Mortgage Backed Securities - 5 .32%
ALA Trust 2025-OANA
5.49%, 06/15/2040
(e)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
BBCMS Mortgage Trust 2024-C24
5.42%, 02/15/2057 2,000 2,086
BBCMS Mortgage Trust 2025-5C33
6.17%, 03/15/2058
(i)
500 525
BBCMS Mortgage Trust 2025-5C38
5.15%, 11/15/2058 750 772
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 211
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 135
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(e),(i)
250 250
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(e),(i)
1,000 1,023
BRCK Trust 2025-830B
0.28%, 12/10/2030
(e),(i),(j)
10,000 114
BSTN Commercial Mortgage Trust 2025-1C
5.37%, 06/15/2044
(e),(i)
1,000 1,027
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(e)
500 513
BX Trust 2025-ARIA
5.03%, 12/13/2042
(e),(i)
1,000 1,009
BX Trust 2025-VLT6
5.19%, 03/15/2042
(e)
1,000 999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
COMM 2025-167G Mortgage Trust
5.50%, 08/10/2040
(e)
350 351
DROP Mortgage Trust 2021-FILE
5.01%, 10/15/2043
(e)
500 488
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
ELM Trust 2024-ELM
5.80%, 06/10/2039
(e),(i)
850 854
GS Mortgage Securities Trust 2011-GC5
0.00%, 08/10/2044
(e),(i),(j),(k)
500 —
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 8 8
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 309
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.56%, 11/15/2047
(i)
500 458
LBA Trust 2024-7IND
5.19%, 10/15/2041
(e)
190 190
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
ORL Trust 2024-GLKS
5.24%, 12/15/2039
(e)
$ 500 $ 501
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
SMRT 2022-MINI
4.75%, 01/15/2039
(e)
350 350
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
4.60%, 11/15/2038
(e)
419 419
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
Wells Fargo Commercial Mortgage Trust 2025-5C7
4.32%, 12/15/2058 200 200
$ 13,093
Commercial Services - 0 .46%
Block Inc
6.00%, 08/15/2033
(e)
195 200
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 100 113
EquipmentShare.com Inc
8.00%, 03/15/2033
(e)
224 235
8.63%, 05/15/2032
(e)
8 9
Garda World Security Corp
6.00%, 06/01/2029
(e)
145 142
8.38%, 11/15/2032
(e)
236 240
Veritiv Operating Co
10.50%, 11/30/2030
(e)
120 129
Williams Scotsman Inc
4.63%, 08/15/2028
(e)
65 65
$ 1,133
Computers - 0 .89%
Hewlett Packard Enterprise Co
4.40%, 10/15/2030 300 299
4.55%, 10/15/2029 295 297
5.00%, 10/15/2034 680 674
5.60%, 10/15/2054 320 296
International Business Machines Corp
5.70%, 02/10/2055 140 138
McAfee Corp
7.38%, 02/15/2030
(e)
324 283
NCR Atleos Corp
9.50%, 04/01/2029
(e)
186 202
$ 2,189
Consumer Products - 0 .03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(e)
104 68
Credit Card Asset Backed Securities - 0 .77%
American Express Credit Account Master Trust
4.87%, 05/15/2028 100 101
5.24%, 04/15/2031 955 995
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 500 502
WF Card Issuance Trust
4.34%, 05/15/2030 300 304
$ 1,902
Diversified Financial Services - 3 .02%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 470 456
6.95%, 03/10/2055
(f)
345 362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Affiliated Managers Group Inc
5.50%, 02/15/2036 110 110
Aircastle Ltd
5.95%, 02/15/2029
(e)
60 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aircastle Ltd / Aircastle Ireland DAC
5.00%, 09/15/2030
(e)
$ 580 $ 585
5.75%, 10/01/2031
(e)
355 370
Atlas Warehouse Lending Co LP
4.95%, 11/15/2030
(e)
330 331
Charles Schwab Corp/The
4.91%, 11/14/2036
(f)
420 417
Secured Overnight Financing Rate + 1.23%
5.85%, 05/19/2034
(f)
385 412
Secured Overnight Financing Rate + 2.50%
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(e)
500 513
6.20%, 06/18/2035
(e)
500 526
Credit Acceptance Corp
6.63%, 03/15/2030
(e)
255 256
9.25%, 12/15/2028
(e)
70 73
Equitable America Global Funding
4.95%, 06/09/2030
(e)
90 92
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(e)
25 26
9.13%, 05/15/2031
(e)
255 274
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(e)
359 372
ILFC E-Capital Trust II
6.60%, 12/21/2065
(e)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 0.00%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(e)
444 452
6.75%, 05/01/2033
(e)
669 698
OneMain Finance Corp
3.50%, 01/15/2027 135 134
4.00%, 09/15/2030 87 82
6.63%, 01/15/2028 7 7
7.13%, 11/15/2031 144 150
7.50%, 05/15/2031 35 37
Rfna LP
7.88%, 02/15/2030
(e)
60 61
Rocket Cos Inc
6.13%, 08/01/2030
(e)
95 98
SLM Corp
3.13%, 11/02/2026 190 187
TrueNoord Capital DAC
8.75%, 03/01/2030
(e)
187 198
$ 7,427
Electric - 3 .17%
Alliant Energy Finance LLC
5.40%, 06/06/2027
(e)
535 542
5.95%, 03/30/2029
(e)
95 99
Berkshire Hathaway Energy Co
4.60%, 05/01/2053 320 269
Black Hills Corp
4.55%, 01/31/2031 195 195
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(e)
235 235
Clearway Energy Operating LLC
4.75%, 03/15/2028
(e)
115 115
CMS Energy Corp
6.50%, 06/01/2055
(f)
425 437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%
Commonwealth Edison Co
4.00%, 03/01/2049 180 140
DTE Energy Co
5.20%, 04/01/2030 135 139
Duke Energy Carolinas LLC
3.75%, 06/01/2045 150 118

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC
6.20%, 11/15/2053 $ 85 $ 91
Evergy Missouri West Inc
5.25%, 12/15/2035
(e)
170 171
Exelon Corp
5.60%, 03/15/2053 100 97
Indianapolis Power & Light Co
5.70%, 04/01/2054
(e)
145 144
Interstate Power and Light Co
5.60%, 06/29/2035 590 614
Lightning Power LLC
7.25%, 08/15/2032
(e)
282 300
Louisville Gas and Electric Co
5.85%, 08/15/2055 125 126
MidAmerican Energy Co
3.15%, 04/15/2050 125 85
NextEra Energy Capital Holdings Inc
5.45%, 03/15/2035 175 181
6.38%, 08/15/2055
(f)
250 258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.70%, 09/01/2054
(f)
335 348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
5.41%, 10/15/2035
(e)
100 100
5.75%, 01/15/2034
(e)
117 118
6.00%, 01/15/2036
(e)
201 204
Public Service Co of Colorado
5.25%, 04/01/2053 90 84
Puget Sound Energy Inc
5.60%, 09/15/2055 95 93
Saavi Energia Sarl
8.88%, 02/10/2035
(e)
200 217
Southern Co/The
5.70%, 03/15/2034 265 279
Southern Power Co
4.90%, 10/01/2035 255 252
Trans-Allegheny Interstate Line Co
5.00%, 01/15/2031
(e)
154 158
Vistra Corp
7.00%, 12/15/2026
(e),(f),(g)
233 237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(e)
65 64
VoltaGrid LLC
7.38%, 11/01/2030
(e)
265 263
WEC Energy Group Inc
5.63%, 05/15/2056
(f)
265 267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
Xcel Energy Inc
5.45%, 08/15/2033 730 753
$ 7,793
Electrical Components & Equipment - 0 .02%
WESCO Distribution Inc
7.25%, 06/15/2028
(e)
43 44
Engineering & Construction - 0 .08%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(a),(e)
200 206
Entertainment - 0 .40%
Caesars Entertainment Inc
4.63%, 10/15/2029
(e)
215 206
6.50%, 02/15/2032
(e)
245 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
5.25%, 07/15/2028
(e)
$ 275 $ 275
7.00%, 08/01/2032
(e)
95 99
Warnermedia Holdings Inc
5.05%, 03/15/2042 178 125
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(e)
30 32
$ 988
Environmental Control - 0 .08%
Madison IAQ LLC
4.13%, 06/30/2028
(e)
90 89
Waste Connections Inc
5.25%, 09/01/2035 95 98
$ 187
Food - 1 .29%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
4.63%, 01/15/2027
(e)
85 85
B&G Foods Inc
5.25%, 09/15/2027
(a)
20 20
8.00%, 09/15/2028
(e)
266 262
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(e),(i),(l)
164 175
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(e)
145 151
Fiesta Purchaser Inc
7.88%, 03/01/2031
(e)
189 197
JBS USA Holding Lux Sarl / JBS USA Foods Group
Holdings Inc / JBS USA Food Co
5.50%, 01/15/2036
(e)
120 122
6.25%, 03/01/2056
(e)
235 234
6.38%, 04/15/2066
(e)
160 159
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 526 409
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(e)
125 127
Mars Inc
5.20%, 03/01/2035
(e)
815 838
5.70%, 05/01/2055
(e)
398 396
$ 3,175
Forest Products & Paper - 0 .02%
Mercer International Inc
5.13%, 02/01/2029
(a)
40 25
12.88%, 10/01/2028
(e)
45 35
$ 60
Gas - 0 .36%
Boston Gas Co
5.84%, 01/10/2035
(e)
100 105
NiSource Inc
6.95%, 11/30/2054
(f)
310 323
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 75 76
6.00%, 06/15/2055 365 375
$ 879
Healthcare - Services - 0 .64%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
145 139
7.38%, 03/15/2033
(a),(e)
135 136
Centene Corp
2.63%, 08/01/2031 65 56
4.25%, 12/15/2027 45 45
Concentra Health Services Inc
6.88%, 07/15/2032
(e)
148 155

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Global Medical Response Inc
7.38%, 10/01/2032
(e)
$ 75 $ 78
HCA Inc
5.45%, 04/01/2031 90 94
LifePoint Health Inc
8.38%, 02/15/2032
(e)
279 303
11.00%, 10/15/2030
(e)
90 99
Tenet Healthcare Corp
6.13%, 06/15/2030 103 105
UnitedHealth Group Inc
4.75%, 05/15/2052 305 263
5.75%, 07/15/2064 115 112
$ 1,585
Home Builders - 0 .16%
Adams Homes Inc
9.25%, 10/15/2028
(e)
184 193
K Hovnanian Enterprises Inc
8.38%, 10/01/2033
(e)
193 196
$ 389
Home Equity Asset Backed Securities - 0 .02%
Saxon Asset Securities Trust 2004-1
1.43%, 03/25/2035 93 53
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
Insurance - 0 .71%
American International Group Inc
5.45%, 05/07/2035 185 193
Aon North America Inc
5.75%, 03/01/2054 370 368
Arthur J Gallagher & Co
5.15%, 02/15/2035 95 96
5.55%, 02/15/2055 45 43
Brown & Brown Inc
4.70%, 06/23/2028 95 96
Corebridge Financial Inc
5.75%, 01/15/2034 105 110
Markel Group Inc
6.00%, 05/16/2054 75 75
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 60 65
MetLife Inc
5.00%, 07/15/2052 50 46
5.30%, 12/15/2034 55 57
Northwestern Mutual Life Insurance Co/The
6.17%, 05/29/2055
(e)
140 149
Protective Life Corp
4.70%, 01/15/2031
(e)
180 180
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(e)
85 70
Willis North America Inc
4.55%, 03/15/2031 195 195
$ 1,743
Internet - 0 .75%
Beignet Investor LLC
6.58%, 05/30/2049
(e)
555 586
Cogent Communications Group LLC / Cogent
Finance Inc
7.00%, 06/15/2027
(e)
15 15
MercadoLibre Inc
4.90%, 01/15/2033 275 272
Meta Platforms Inc
4.45%, 08/15/2052 485 395
4.60%, 11/15/2032 210 211
4.88%, 11/15/2035 155 155
5.63%, 11/15/2055 55 53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
ZipRecruiter Inc
5.00%, 01/15/2030
(e)
$ 215 $ 169
$ 1,856
Investment Companies - 0 .25%
HA Sustainable Infrastructure Capital Inc
8.00%, 06/01/2056
(f)
230 240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(e)
7 7
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 219 189
5.25%, 05/15/2027 85 84
10.00%, 11/15/2029
(e)
102 102
$ 622
Iron & Steel - 0 .12%
Vale Overseas Ltd
6.00%, 02/25/2056
(e),(f)
300 300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
Leisure Products & Services - 0 .03%
NCL Finance Ltd
6.13%, 03/15/2028
(e)
80 82
Lodging - 0 .08%
Wynn Macau Ltd
5.63%, 08/26/2028
(e)
200 200
Machinery - Diversified - 0 .06%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(e)
140 149
Media - 1 .15%
AMC Networks Inc
10.25%, 01/15/2029
(e)
58 61
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
195 184
4.50%, 06/01/2033
(e)
16 14
5.38%, 06/01/2029
(e)
70 69
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 525 339
5.85%, 12/01/2035 555 554
6.55%, 06/01/2034 295 310
6.70%, 12/01/2055 155 149
Comcast Corp
2.94%, 11/01/2056 190 107
Directv Financing LLC
8.88%, 02/01/2030
(e)
110 111
8.88%, 02/01/2030
(e)
84 85
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(e)
5 5
Discovery Communications LLC
4.13%, 05/15/2029 64 62
DISH DBS Corp
5.25%, 12/01/2026
(e)
16 15
DISH Network Corp
11.75%, 11/15/2027
(e)
195 203
iHeartCommunications Inc
4.75%, 01/15/2028
(e)
101 92
7.75%, 08/15/2030
(e)
56 49
Paramount Global
4.20%, 05/19/2032 190 172
Sinclair Television Group Inc
8.13%, 02/15/2033
(e)
243 254
$ 2,835

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0 .08%
TMS International Corp/DE
6.25%, 04/15/2029
(e)
$ 199 $ 192
Mining - 0 .35%
First Quantum Minerals Ltd
8.00%, 03/01/2033
(e)
200 213
Glencore Funding LLC
5.19%, 04/01/2030
(e)
210 216
5.37%, 04/04/2029
(e)
175 181
New Gold Inc
6.88%, 04/01/2032
(e)
30 32
Taseko Mines Ltd
8.25%, 05/01/2030
(e)
210 223
$ 865
Mortgage Backed Securities - 2 .25%
Fannie Mae REMICS
2.01%, 12/25/2049
(j)
1,923 220
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.06%, 08/25/2049
(j)
1,820 206
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.06%, 06/25/2050
(j)
1,029 126
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.11%, 02/25/2043
(j)
96 9
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.11%, 08/25/2043
(j)
537 56
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.11%, 12/25/2044
(j)
2,190 245
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
2.16%, 12/25/2042
(j)
1,229 130
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.16%, 01/25/2048
(j)
466 57
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.21%, 03/25/2048
(j)
601 74
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.21%, 06/25/2048
(j)
660 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(j)
9 —
3.00%, 09/25/2050
(j)
733 117
3.50%, 11/25/2027
(j)
7 —
Freddie Mac REMICS
1.95%, 10/15/2046
(j)
827 100
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.16%, 06/25/2050
(j)
668 81
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 05/15/2027
(j)
6 —
3.00%, 10/15/2027
(j)
7 —
4.55%, 05/15/2049 675 663
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
2.20%, 12/16/2043
(j)
695 66
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
2.20%, 03/20/2050
(j)
1,349 169
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.25%, 06/20/2046
(j)
$ 240 $ 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.25%, 11/20/2046
(j)
623 77
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.29%, 12/20/2043
(j)
118 13
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
2.33%, 09/20/2050
(j)
604 91
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.35%, 10/20/2045
(j)
279 33
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.35%, 08/20/2047
(j)
668 85
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.35%, 11/20/2047
(j)
202 26
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.40%, 06/20/2045
(j)
545 69
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
2.45%, 08/20/2050
(j)
743 104
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.45%, 11/20/2050
(j)
527 76
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.45%, 06/20/2051
(j)
1,469 216
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.45%, 08/20/2051
(j)
512 71
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.50%, 12/20/2050
(j)
911 145
2.86%, 04/20/2041
(j)
422 59
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
3.00%, 07/20/2050
(j)
193 31
3.00%, 11/20/2050
(j)
454 78
3.00%, 11/20/2050
(j)
679 115
3.00%, 11/20/2050
(j)
866 155
3.50%, 10/20/2049
(j)
310 59
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(e),(i)
163 163
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(e),(i)
395 399
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(e),(i)
259 259
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(e),(i)
359 359
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(e),(i)
418 419
$ 5,531
Oil & Gas - 0 .92%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(e)
353 370
Chord Energy Corp
6.00%, 10/01/2030
(e)
130 132
ConocoPhillips Co
5.50%, 01/15/2055 280 268
Diamondback Energy Inc
5.75%, 04/18/2054 315 298

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ecopetrol SA
8.38%, 01/19/2036 $ 170 $ 175
8.88%, 01/13/2033 170 181
Matador Resources Co
6.25%, 04/15/2033
(e)
388 388
Occidental Petroleum Corp
5.20%, 08/01/2029 120 123
Permian Resources Operating LLC
8.00%, 04/15/2027
(e)
75 76
Sunoco LP
5.88%, 03/15/2034
(e)
252 252
$ 2,263
Oil & Gas Services - 0 .06%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(e)
110 110
Enerflex Inc
6.88%, 01/15/2031
(e)
30 31
$ 141
Other Asset Backed Securities - 2 .79%
Bluepeak ABS Issuer LLC
5.86%, 12/20/2055
(e)
225 226
Consolidated Communications LLC/Fidium Fiber
Finance Holdco LLC
5.52%, 12/20/2055
(e)
1,000 1,005
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(e)
214 216
Hotwire Funding LLC
2.31%, 11/20/2051
(e)
600 588
MetroNet Infrastructure Issuer LLC
5.16%, 12/20/2055
(e)
750 751
Summit Issuer LLC
5.21%, 11/20/2055
(e)
800 802
Switch ABS Issuer LLC
5.12%, 10/25/2055
(e)
750 749
Verizon Master Trust
4.35%, 08/20/2032
(e)
525 529
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(e)
215 221
Zayo Issuer LLC
5.57%, 10/20/2055
(e)
800 798
5.65%, 03/20/2055
(e)
150 152
5.72%, 10/20/2055
(e)
150 149
5.95%, 06/20/2055
(e)
650 667
$ 6,853
Packaging & Containers - 0 .66%
Clydesdale Acquisition Holdings Inc
6.75%, 04/15/2032
(e)
100 103
8.75%, 04/15/2030
(e)
60 61
LABL Inc
5.88%, 11/01/2028
(e)
95 60
9.50%, 11/01/2028
(e)
280 177
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2030
(e)
248 246
9.25%, 04/15/2030
(e)
149 143
Packaging Corp of America
5.20%, 08/15/2035 400 406
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 425 438
$ 1,634
Pharmaceuticals - 1 .05%
1261229 BC Ltd
10.00%, 04/15/2032
(e)
200 208
AbbVie Inc
4.25%, 11/21/2049 285 235
5.50%, 03/15/2064 120 117
AdaptHealth LLC
6.13%, 08/01/2028
(e)
105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bayer US Finance LLC
6.25%, 01/21/2029
(e)
$ 200 $ 210
CVS Health Corp
5.45%, 09/15/2035 280 287
Eli Lilly & Co
5.50%, 02/12/2055 125 125
5.65%, 10/15/2065 165 166
Endo Finance Holdings Inc
8.50%, 04/15/2031
(e)
272 287
Jazz Securities DAC
4.38%, 01/15/2029
(e)
295 291
Zoetis Inc
5.00%, 08/17/2035 555 561
$ 2,593
Pipelines - 1 .68%
Cheniere Energy Inc
5.65%, 04/15/2034 75 78
Cheniere Energy Partners LP
5.55%, 10/30/2035
(e)
150 153
DT Midstream Inc
4.13%, 06/15/2029
(e)
815 804
Energy Transfer LP
3.75%, 05/15/2030 505 491
5.15%, 03/15/2045 275 243
5.25%, 07/01/2029 180 185
6.50%, 02/15/2056
(f)
399 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Harvest Midstream I LP
7.50%, 09/01/2028
(e)
35 36
Kinder Morgan Inc
5.40%, 02/01/2034 340 351
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(e)
65 68
ONEOK Inc
4.40%, 10/15/2029 80 80
4.75%, 10/15/2031 275 276
5.70%, 11/01/2054 505 471
Transcontinental Gas Pipe Line Co LLC
5.75%, 03/15/2056
(e)
70 69
Venture Global LNG Inc
8.38%, 06/01/2031
(e)
25 25
9.00%, 09/30/2029
(e),(f),(g)
139 110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%
9.50%, 02/01/2029
(e)
278 288
$ 4,126
REITs - 0 .91%
American Homes 4 Rent LP
3.38%, 07/15/2051 130 88
4.25%, 02/15/2028 215 215
4.95%, 06/15/2030 70 71
5.50%, 07/15/2034 405 418
Arbor Realty SR Inc
7.88%, 07/15/2030
(e)
317 303
8.50%, 12/15/2028
(e)
70 70
CFE Fibra E
5.88%, 09/23/2040
(e)
198 198
EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM
7.38%, 09/30/2030
(e)
300 302
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(e)
129 128

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(e)
$ 85 $ 83
7.00%, 02/01/2030
(e)
65 67
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(e)
186 173
XHR LP
4.88%, 06/01/2029
(e)
110 109
6.63%, 05/15/2030
(e)
5 5
$ 2,230
Retail - 0 .66%
Bath & Body Works Inc
5.25%, 02/01/2028 180 181
6.63%, 10/01/2030
(e)
34 35
6.75%, 07/01/2036 115 114
6.95%, 03/01/2033 40 40
Carvana Co
9.00%, 06/01/2030
(e),(i)
284 298
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(e)
294 285
Park River Holdings Inc
8.00%, 03/15/2031
(e)
175 180
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(e)
258 252
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(e)
214 226
$ 1,611
Semiconductors - 1 .77%
Broadcom Inc
3.14%, 11/15/2035
(e)
34 29
3.42%, 04/15/2033 1,397 1,293
4.35%, 02/15/2030 165 166
4.55%, 02/15/2032 85 85
5.05%, 07/12/2029 110 113
5.15%, 11/15/2031 125 130
5.20%, 07/15/2035 270 277
Intel Corp
4.75%, 03/25/2050
(a)
270 220
Kioxia Holdings Corp
6.63%, 07/24/2033
(e)
400 416
Marvell Technology Inc
2.95%, 04/15/2031 170 158
4.75%, 07/15/2030 100 101
5.45%, 07/15/2035 145 150
5.95%, 09/15/2033 190 203
Micron Technology Inc
5.30%, 01/15/2031 355 368
5.80%, 01/15/2035 619 652
$ 4,361
Shipbuilding - 0 .04%
Huntington Ingalls Industries Inc
5.75%, 01/15/2035 90 95
Software - 0 .69%
Cloud Software Group Inc
9.00%, 09/30/2029
(e)
60 62
Oracle Corp
3.95%, 03/25/2051 320 211
4.00%, 07/15/2046 95 66
4.80%, 09/26/2032 70 68
5.20%, 09/26/2035 170 163
5.55%, 02/06/2053 185 153
5.95%, 09/26/2055 395 350
Synopsys Inc
5.70%, 04/01/2055 215 213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
VMware LLC
1.80%, 08/15/2028 $ 440 $ 416
$ 1,702
Sovereign - 0 .45%
Colombia Government International Bond
8.50%, 04/25/2035 200 220
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(e)
200 220
Mexico Government International Bond
5.38%, 03/22/2033 200 198
Republic of South Africa Government International
Bond
7.25%, 12/11/2055
(e)
200 198
Romanian Government International Bond
6.63%, 05/16/2036
(e)
250 261
$ 1,097
Telecommunications - 2 .23%
Altice France SA
9.50%, 11/01/2029
(e)
255 262
AT&T Inc
3.50%, 09/15/2053 329 220
3.55%, 09/15/2055 360 240
CommScope LLC
7.13%, 07/01/2028
(e)
84 84
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(e)
400 415
EchoStar Corp
10.75%, 11/30/2029 298 329
Level 3 Financing Inc
8.50%, 01/15/2036
(e)
120 123
T-Mobile USA Inc
2.40%, 03/15/2029 340 322
2.55%, 02/15/2031 365 333
2.88%, 02/15/2031 495 459
3.40%, 10/15/2052 270 182
4.63%, 01/15/2033 350 348
4.95%, 11/15/2035 430 428
5.13%, 05/15/2032 200 206
5.88%, 11/15/2055 300 300
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
8.63%, 06/15/2032
(e)
35 34
Verizon Communications Inc
2.55%, 03/21/2031 276 252
2.88%, 11/20/2050 190 118
5.00%, 01/15/2036 50 50
5.88%, 11/30/2055 195 193
Viasat Inc
7.50%, 05/30/2031
(e)
310 295
Viavi Solutions Inc
3.75%, 10/01/2029
(e)
60 57
Windstream Services LLC
7.50%, 10/15/2033
(e)
25 26
Zayo Group Holdings Inc
9.25%, PIK 0.00%; 03/09/2030
(e),(i),(l)
232 220
$ 5,496
Transportation - 0 .24%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 60 51
5.55%, 03/15/2056 195 192
Eletson Holdings Inc - Escrow
0.00%, 01/15/2022
(k),(m)
121 —
Norfolk Southern Corp
5.35%, 08/01/2054 90 86
RXO Inc
7.50%, 11/15/2027
(e)
60 61

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(e)
$ 192 $ 201
$ 591
Water - 0 .09%
Aegea Finance Sarl
9.00%, 01/20/2031
(e)
200 212
TOTAL BONDS $ 136,254
SENIOR FLOATING RATE INTERESTS
- 2 .16%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .08%
TransDigm Inc ; Term Loan J
6.22%, 02/28/2031 190 191
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .11%
AAdvantage Loyalty IP Ltd ; Term Loan B
6.13%, 04/20/2028 38 38
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
United Airlines Inc ; Term Loan B
5.73%, 02/22/2031 187 188
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP ; Term Loan B
6.92%, 02/14/2031 48 48
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 274
Chemicals - 0 .12%
Advancion Holdings LLC ; Term Loan
11.57%, 11/24/2028 215 192
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Element Solutions Inc ; Term Loan B3
5.47%, 12/18/2030 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 302
Commercial Services - 0 .30%
Aggreko Holdings Inc ; Term Loan B
6.87%, 05/21/2031 89 90
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp ; Term Loan B
6.75%, 02/01/2029 256 256
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Shift4 Payments LLC ; Term Loan B
6.17%, 07/02/2032 200 200
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Veritiv Operating Co ; Term Loan B
7.67%, 11/30/2030 198 198
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 744
Computers - 0 .07%
McAfee Corp ; Term Loan B1
6.72%, 03/01/2029 174 160
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc ; Term Loan B
7.67%, 06/27/2031 261 169
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0 .09%
Jane Street Group LLC ; Term Loan B
5.83%, 12/15/2031 $ 213 $ 212
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Food - 0 .09%
Fiesta Purchaser Inc ; Term Loan B
6.47%, 02/12/2031 231 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Insurance - 0 .21%
Asurion LLC ; Term Loan B4
10.12%, 01/20/2029 515 505
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Lodging - 0 .11%
Fertitta Entertainment LLC/NV ; Term Loan B
6.97%, 01/27/2029 264 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Machinery - Diversified - 0 .00%
TK Elevator US Newco Inc ; Term Loan B
7.20%, 04/30/2030 10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Media - 0 .19%
Directv Financing LLC ; Tern Loan Extended
9.35%, 08/02/2029 66 66
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Directv Financing LLC ; Term Loan B
9.34%, 02/15/2031 171 171
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
iHeartCommunications Inc ; Term Loan
9.61%, 05/01/2029 263 240
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 477
Mining - 0 .06%
Arsenal AIC Parent LLC ; Term Loan B
6.47%, 08/18/2030 149 150
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Oil & Gas Services - 0 .05%
Deep Blue Operating I LLC ; Term Loan B
6.59%, 10/01/2032 130 130
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0 .18%
Clydesdale Acquisition Holdings Inc ; Term Loan B
6.97%, 03/26/2032 173 173
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
LABL Inc ; Term Loan B
8.94%, 10/27/2028 216 136
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co ; Term
Loan B
7.23%, 04/15/2030 127 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 434

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0 .19%
1261229 BC Ltd ; Term Loan B
9.97%, 10/08/2030 $ 179 $ 174
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Endo Finance Holdings Inc ; Term Loan B
7.47%, 04/23/2031 226 224
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl ; Term Loan B2
7.02%, 05/05/2028 73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 471
Pipelines - 0 .04%
NGL Energy Operating LLC ; Term Loan B
7.22%, 02/03/2031 84 84
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Retail - 0 .03%
IRB Holding Corp ; Term Loan B
6.22%, 12/15/2030 73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Telecommunications - 0 .17%
CommScope LLC ; Term Loan
9.51%, 12/17/2029 170 170
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Zayo Group Holdings Inc ; PIK Term Loan
7.03%, PIK 0.50%; 03/11/2030
(l)
272 257
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 427
TOTAL SENIOR FLOATING RATE INTERESTS $ 5,308
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 38 .90%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .61%
3.00%, 11/01/2042 $ 108 $ 100
3.00%, 11/01/2042 19 18
3.00%, 12/01/2046 41 37
3.50%, 10/01/2041 10 10
3.50%, 04/01/2042 14 14
3.50%, 10/01/2045 279 265
3.50%, 03/01/2048 42 39
4.00%, 02/01/2045 5 4
4.00%, 02/01/2046 76 74
4.00%, 02/01/2046 25 24
4.00%, 06/01/2046 18 17
4.00%, 04/01/2047 83 81
4.00%, 11/01/2047 129 124
4.50%, 10/01/2041 10 10
4.50%, 12/01/2043 246 247
5.00%, 06/01/2031 18 18
5.00%, 10/01/2035 8 8
5.00%, 06/01/2041 349 360
6.00%, 06/01/2032 6 6
6.00%, 10/01/2032 3 3
6.00%, 01/01/2038 19 20
6.50%, 05/01/2029 1 1
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 1 1
7.00%, 12/01/2029 3 4
7.00%, 06/01/2030 1 1
7.00%, 12/01/2031 8 8
7.50%, 03/01/2031 2 3
8.00%, 09/01/2030 17 18
$ 1,517
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .65%
2.00%, 01/01/2051 $ 842 $ 703
2.00%, 02/01/2051 1,387 1,131
2.00%, 02/01/2051 3,009 2,496
2.00%, 05/01/2051 1,467 1,196
2.00%, 11/01/2051 960 789
2.00%, 12/01/2051 1,478 1,214
2.00%, 12/01/2051 424 349
2.00%, 05/01/2052 449 371
2.50%, 11/01/2050 285 246
2.50%, 02/01/2051 1,135 984
2.50%, 07/01/2051 848 731
2.50%, 11/01/2051 512 443
2.50%, 12/01/2051 1,005 867
2.50%, 01/01/2052 702 599
2.50%, 04/01/2052 1,237 1,062
2.50%, 10/01/2053 247 211
3.00%, 03/01/2034 71 68
3.00%, 11/01/2050 322 292
3.00%, 03/01/2052 833 749
3.00%, 04/01/2052 1,045 941
3.00%, 06/01/2052 317 282
3.00%, 07/01/2052 1,107 983
3.50%, 04/01/2030 55 54
3.50%, 08/01/2034 78 76
3.50%, 12/01/2040 20 19
3.50%, 12/01/2041 5 5
3.50%, 03/01/2042 10 10
3.50%, 04/01/2042 22 21
3.50%, 11/01/2042 265 256
3.50%, 01/01/2044 94 90
3.50%, 05/01/2046 9 8
3.50%, 10/01/2047 560 531
3.50%, 06/01/2051 169 158
3.50%, 06/01/2052 623 580
4.00%, 05/01/2041 56 55
4.00%, 10/01/2041 7 7
4.00%, 10/01/2041 19 19
4.00%, 11/01/2041 11 11
4.00%, 04/01/2042 9 9
4.00%, 02/01/2044 39 38
4.00%, 09/01/2044 7 6
4.00%, 09/01/2045 32 31
4.00%, 12/01/2045 152 147
4.00%, 01/01/2047 13 13
4.00%, 10/01/2048 104 101
4.00%, 10/01/2052 76 73
4.00%, 03/01/2053 1,092 1,043
4.00%, 07/01/2053 888 847
4.00%, 08/01/2053 1,565 1,486
4.50%, 08/01/2040 13 13
4.50%, 11/01/2040 215 217
4.50%, 08/01/2041 9 9
4.50%, 09/01/2041 99 99
4.50%, 06/01/2046 8 8
4.50%, 05/01/2047 7 7
4.50%, 05/01/2047 14 14
4.50%, 05/01/2049 54 53
4.50%, 07/01/2052 616 607
4.50%, 09/01/2052 1,480 1,459
4.50%, 10/01/2052 1,451 1,423
4.50%, 05/01/2053 484 477
4.50%, 05/01/2053 542 531
4.50%, 07/01/2053 643 633
4.50%, 08/01/2053 367 360
4.50%, 01/01/2054 369 364
5.00%, 10/01/2041 52 54
5.00%, 06/01/2048 106 107

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2052 $ 392 $ 396
5.00%, 09/01/2052 414 417
5.00%, 04/01/2053 557 559
5.00%, 04/01/2053 801 802
5.00%, 06/01/2053 818 819
5.00%, 06/01/2053 719 723
5.00%, 08/01/2053 793 796
5.00%, 11/01/2054 698 703
5.00%, 11/01/2054 440 439
5.00%, 11/01/2054 615 618
5.00%, 12/01/2054 880 885
5.00%, 02/01/2055 368 370
5.50%, 07/01/2033 32 32
5.50%, 08/01/2036 163 170
5.50%, 05/01/2040 7 7
5.50%, 02/01/2053 952 975
5.50%, 07/01/2053 477 489
5.50%, 11/01/2053 587 601
5.50%, 11/01/2053 582 598
5.50%, 03/01/2054 346 353
5.50%, 05/01/2054 451 462
5.50%, 02/01/2055 813 830
5.50%, 04/01/2055 504 514
5.50%, 04/01/2055 355 363
5.50%, 06/01/2055 227 231
5.50%, 06/01/2055 664 680
5.50%, 08/01/2055 508 520
5.50%, 08/01/2055 413 421
5.50%, 08/01/2055 607 620
5.50%, 01/01/2056
(n)
1,615 1,638
6.00%, 05/01/2031 1 1
6.00%, 07/01/2035 46 49
6.00%, 02/01/2037 14 14
6.00%, 02/01/2038 15 16
6.00%, 01/01/2053 348 365
6.00%, 04/01/2054 457 476
6.00%, 05/01/2054 380 395
6.00%, 06/01/2054 301 313
6.00%, 08/01/2054 747 773
6.00%, 09/01/2054 485 505
6.00%, 09/01/2054 309 322
6.00%, 11/01/2054 697 724
6.50%, 03/01/2032 1 1
6.50%, 07/01/2037 11 12
6.50%, 02/01/2038 14 15
6.50%, 09/01/2038 38 41
6.50%, 10/01/2053 361 379
6.50%, 05/01/2054 275 287
6.50%, 04/01/2055 234 247
$ 50,802
Government National Mortgage Association (GNMA) - 8 .91%
2.00%, 07/20/2051 954 790
2.00%, 08/20/2051 304 251
2.50%, 06/20/2050 293 253
2.50%, 04/20/2051 433 373
2.50%, 09/20/2051 621 536
3.00%, 07/20/2044 132 121
3.00%, 01/20/2046 86 78
3.00%, 12/20/2046 374 340
3.00%, 09/20/2051 312 281
3.50%, 04/20/2046 82 76
4.00%, 06/20/2046 14 13
4.00%, 04/20/2052 369 352
4.00%, 10/20/2052 901 857
4.00%, 12/20/2052 778 741
4.50%, 09/15/2039 215 215
4.50%, 11/15/2040 35 35
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 08/20/2052 $ 675 $ 663
4.50%, 09/20/2052 509 500
4.50%, 06/20/2053 1,383 1,353
4.50%, 08/20/2053 1,502 1,471
4.50%, 01/20/2056
(n)
650 633
5.00%, 02/20/2053 1,168 1,172
5.00%, 05/20/2053 496 496
5.00%, 09/20/2053 420 421
5.00%, 10/20/2053 923 927
5.00%, 02/20/2054 183 184
5.00%, 04/20/2054 1,154 1,155
5.00%, 01/20/2056
(n)
2,135 2,130
5.50%, 12/20/2033 30 31
5.50%, 05/20/2035 3 3
5.50%, 12/20/2048 70 72
5.50%, 06/20/2053 772 784
5.50%, 01/20/2056
(n)
3,820 3,859
6.00%, 01/20/2029 3 3
6.00%, 12/15/2033 5 5
6.00%, 12/20/2036 20 21
6.00%, 04/20/2054 584 596
6.50%, 05/20/2029 1 1
6.50%, 12/15/2032 124 129
8.00%, 12/15/2030 1 1
$ 21,922
U.S. Treasury - 7 .05%
3.00%, 05/15/2045 1,140 877
3.00%, 11/15/2045
(o)
2,750 2,101
3.38%, 09/15/2028 1,000 996
3.63%, 08/31/2027 5,170 5,182
3.75%, 05/15/2028 1,140 1,146
4.00%, 05/31/2030 300 304
4.25%, 08/15/2035 150 151
4.50%, 11/15/2033 2,000 2,065
4.75%, 02/15/2037 1,435 1,503
4.88%, 08/15/2045 3,000 3,029
$ 17,354
U.S. Treasury Bill - 1 .68%
3.62%, 01/22/2026
(p)
4,140 4,132
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 95,727
Total Investments $ 256,222
Other Assets and Liabilities -  (4.13)% (10,168)
TOTAL NET ASSETS - 100.00% $ 246,054
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,832 or 1.56% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,958 or
1.61% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,728 or 23.87% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
Core Plus Bond Account
December 31, 2025
See accompanying notes.

(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $535 or 0.22% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Non-income producing security
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Security was purchased in a "to-be-announced" ("TBA") transaction.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,440 or 0.59% of net assets.
(p) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 12,737 $ 229,342 $ 234,518 $ 7,561
$ 12,737 $ 229,342 $ 234,518 $ 7,561
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 311 $ — $ — $ —
$ 311 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Treasury Note; March 2026 Long 19 $ 2,136 $ (19)
US 10 Year Treasury Ultra Note; March 2026 Short 85 9,776 21
US 2 Year Treasury Note; March 2026 Long 148 30,901 (3)
US 5 Year Treasury  Note; March 2026 Long 303 33,119 (48)
US Long Bond; March 2026 Long 49 5,664 (49)
US Ultra Bond; March 2026 Long 33 3,894 (60)
Total $ (158)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .90%
International Equity Index Fund
(a)
2,559,934 $ 35,634
MidCap S&P 400 Index Fund
(a)
918,574 19,832
SmallCap S&P 600 Index Fund
(a)
795,606 19,548
$ 75,014
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .13%
Bond Market Index Account
(a)
26,664,866 252,250
LargeCap S&P 500 Index Account
(a)
7,259,593 176,408
$ 428,658
TOTAL INVESTMENT COMPANIES $ 503,672
Total Investments $ 503,672
Other Assets and Liabilities -  (0.03)% (129)
TOTAL NET ASSETS - 100.00% $ 503,543
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 315,233 $ 40,367 $ 111,711 $ 252,250
International Equity Index Fund 43,356 2,723 20,071 35,634
LargeCap S&P 500 Index Account 215,573 50,972 87,485 176,408
MidCap S&P 400 Index Fund 24,252 5,192 9,465 19,832
SmallCap S&P 600 Index Fund 23,979 6,767 10,463 19,548
$ 622,393 $ 106,021 $ 239,195 $ 503,672
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 11,352 $ (4,260) $ — $ 12,621
International Equity Index Fund 912 4,790 283 4,836
LargeCap S&P 500 Index Account 2,879 32,040 31,060 (34,692)
MidCap S&P 400 Index Fund 416 1,077 1,265 (1,224)
SmallCap S&P 600 Index Fund 624 1,393 1,344 (2,128)
$ 16,183 $ 35,040 $ 33,952 $ (20,587)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Adaptive Allocation Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .08%
iShares Core S&P 500 ETF 63,589 $ 43,555
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
100 —
Principal Funds, Inc. Class R-6 - 14 .91%
International Equity Index Fund
(a)
1,104,245 15,371
MidCap S&P 400 Index Fund
(a)
395,687 8,543
SmallCap S&P 600 Index Fund
(a)
342,720 8,420
$ 32,334
Principal Variable Contracts Funds, Inc.  Class 1 - 65 .12%
Bond Market Index Account
(a)
11,486,041 108,658
LargeCap S&P 500 Index Account
(a)
1,340,206 32,567
$ 141,225
TOTAL INVESTMENT COMPANIES $ 217,114
Total Investments $ 217,114
Other Assets and Liabilities -  (0.11)% (230)
TOTAL NET ASSETS - 100.00% $ 216,884
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 119,015 $ 13,522 $ 27,064 $ 108,658
International Equity Index Fund 16,471 1,148 6,037 15,371
LargeCap S&P 500 Index Account 34,886 8,380 10,149 32,567
MidCap S&P 400 Index Fund 9,156 1,949 2,469 8,543
Principal Government Money Market Fund - Class R-6 3.67% 2 66,948 66,950 —
SmallCap S&P 600 Index Fund 8,971 2,711 2,929 8,420
$ 188,501 $ 94,658 $ 115,598 $ 173,559
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 4,640 $ 57 $ — $ 3,128
International Equity Index Fund 394 493 122 3,296
LargeCap S&P 500 Index Account 504 1,436 5,439 (1,986)
MidCap S&P 400 Index Fund 179 18 544 (111)
Principal Government Money Market Fund - Class R-6 3.67% 332 — — —
SmallCap S&P 600 Index Fund 269 50 578 (383)
$ 6,318 $ 2,054 $ 6,683 $ 3,944
Amounts in thousands.

Schedule of Investments
Diversified Balanced Strategic Allocation Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .91%
International Equity Index Fund
(a)
445,665 $ 6,204
MidCap S&P 400 Index Fund
(a)
159,916 3,453
SmallCap S&P 600 Index Fund
(a)
138,507 3,403
$ 13,060
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .12%
Bond Market Index Account
(a)
4,642,060 43,914
LargeCap S&P 500 Managed Volatility Index
Account
(a)
1,972,305 30,669
$ 74,583
TOTAL INVESTMENT COMPANIES $ 87,643
Total Investments $ 87,643
Other Assets and Liabilities -  (0.03)% (26)
TOTAL NET ASSETS - 100.00% $ 87,617
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 56,979 $ 7,089 $ 21,667 $ 43,914
International Equity Index Fund 7,838 522 3,866 6,204
LargeCap S&P 500 Managed Volatility Index Account 39,029 10,497 16,565 30,669
MidCap S&P 400 Index Fund 4,385 983 1,885 3,453
SmallCap S&P 600 Index Fund 4,336 1,266 2,057 3,403
$ 112,567 $ 20,357 $ 46,040 $ 87,643
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 1,954 $ (1,242) $ — $ 2,755
International Equity Index Fund 159 809 49 901
LargeCap S&P 500 Managed Volatility Index Account 515 3,974 7,082 (6,266)
MidCap S&P 400 Index Fund 72 116 221 (146)
SmallCap S&P 600 Index Fund 109 76 234 (218)
$ 2,809 $ 3,733 $ 7,586 $ (2,974)
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .89%
International Equity Index Fund
(a)
13,460,910 $ 187,376
MidCap S&P 400 Index Fund
(a)
4,226,202 91,244
SmallCap S&P 600 Index Fund
(a)
3,660,262 89,932
$ 368,552
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .14%
Bond Market Index Account
(a)
68,702,129 649,922
LargeCap S&P 500 Index Account
(a)
34,355,686 834,843
$ 1,484,765
TOTAL INVESTMENT COMPANIES $ 1,853,317
Total Investments $ 1,853,317
Other Assets and Liabilities -  (0.03)% (493)
TOTAL NET ASSETS - 100.00% $ 1,852,824
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 848,673 $ 122,209 $ 343,293 $ 649,922
International Equity Index Fund 238,204 14,337 116,575 187,376
LargeCap S&P 500 Index Account 1,065,904 222,829 440,764 834,843
MidCap S&P 400 Index Fund 116,588 22,115 46,611 91,244
SmallCap S&P 600 Index Fund 115,272 29,740 51,390 89,932
$ 2,384,641 $ 411,230 $ 998,633 $ 1,853,317
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 29,256 $ (13,636) $ — $ 35,969
International Equity Index Fund 4,807 24,524 1,494 26,886
LargeCap S&P 500 Index Account 13,630 170,302 147,039 (183,428)
MidCap S&P 400 Index Fund 1,923 5,820 5,841 (6,668)
SmallCap S&P 600 Index Fund 2,884 7,098 6,207 (10,788)
$ 52,500 $ 194,108 $ 160,581 $ (138,029)
Amounts in thousands.

Schedule of Investments
Diversified Growth Adaptive Allocation Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .11 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .13%
iShares Core S&P 500 ETF 427,005 $ 292,473
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
2,105 2
Principal Funds, Inc. Class R-6 - 19 .87%
International Equity Index Fund
(a)
10,536,802 146,672
MidCap S&P 400 Index Fund
(a)
3,314,772 71,566
SmallCap S&P 600 Index Fund
(a)
2,871,022 70,541
$ 288,779
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .11%
Bond Market Index Account
(a)
53,886,111 509,763
LargeCap S&P 500 Index Account
(a)
14,969,881 363,768
$ 873,531
TOTAL INVESTMENT COMPANIES $ 1,454,785
Total Investments $ 1,454,785
Other Assets and Liabilities -  (0.11)% (1,665)
TOTAL NET ASSETS - 100.00% $ 1,453,120
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 551,294 $ 71,629 $ 127,980 $ 509,763
International Equity Index Fund 155,417 10,324 54,942 146,672
LargeCap S&P 500 Index Account 384,732 83,793 97,985 363,768
MidCap S&P 400 Index Fund 75,768 14,659 17,934 71,566
Principal Government Money Market Fund - Class R-6 3.67% 2 489,986 489,986 2
SmallCap S&P 600 Index Fund 74,920 20,152 21,703 70,541
$ 1,242,133 $ 690,543 $ 810,530 $ 1,162,312
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 21,677 $ 24 $ — $ 14,796
International Equity Index Fund 3,763 2,992 1,165 32,881
LargeCap S&P 500 Index Account 5,611 11,236 60,528 (18,008)
MidCap S&P 400 Index Fund 1,501 190 4,562 (1,117)
Principal Government Money Market Fund - Class R-6 3.67% 2,353 — — —
SmallCap S&P 600 Index Fund 2,252 294 4,847 (3,122)
$ 37,157 $ 14,736 $ 71,102 $ 25,430
Amounts in thousands.

Schedule of Investments
Diversified Growth Strategic Allocation Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .91%
International Equity Index Fund
(a)
1,425,965 $ 19,849
MidCap S&P 400 Index Fund
(a)
447,736 9,667
SmallCap S&P 600 Index Fund
(a)
387,803 9,528
$ 39,044
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .12%
Bond Market Index Account
(a)
7,278,262 68,852
LargeCap S&P 500 Managed Volatility Index
Account
(a)
5,679,763 88,319
$ 157,171
TOTAL INVESTMENT COMPANIES $ 196,215
Total Investments $ 196,215
Other Assets and Liabilities -  (0.03)% (54)
TOTAL NET ASSETS - 100.00% $ 196,161
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 86,573 $ 12,701 $ 32,737 $ 68,852
International Equity Index Fund 24,299 1,598 11,465 19,849
LargeCap S&P 500 Managed Volatility Index Account 108,896 28,579 42,169 88,319
MidCap S&P 400 Index Fund 11,893 2,505 4,657 9,667
SmallCap S&P 600 Index Fund 11,758 3,294 5,158 9,528
$ 243,419 $ 48,677 $ 96,186 $ 196,215
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 3,130 $ (1,716) $ — $ 4,031
International Equity Index Fund 508 2,298 157 3,119
LargeCap S&P 500 Managed Volatility Index Account 1,514 9,183 20,832 (16,170)
MidCap S&P 400 Index Fund 203 238 615 (312)
SmallCap S&P 600 Index Fund 304 192 654 (558)
$ 5,659 $ 10,195 $ 22,258 $ (9,890)
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .91%
International Equity Index Fund
(a)
523,057 $ 7,281
MidCap S&P 400 Index Fund
(a)
246,329 5,318
SmallCap S&P 600 Index Fund
(a)
213,353 5,242
$ 17,841
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .12%
Bond Market Index Account
(a)
12,394,772 117,255
LargeCap S&P 500 Index Account
(a)
1,854,102 45,055
$ 162,310
TOTAL INVESTMENT COMPANIES $ 180,151
Total Investments $ 180,151
Other Assets and Liabilities -  (0.03)% (52)
TOTAL NET ASSETS - 100.00% $ 180,099
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Account $ 140,681 $ 20,040 $ 47,153 $ 117,255
International Equity Index Fund 8,504 856 4,002 7,281
LargeCap S&P 500 Index Account 52,851 15,629 22,764 45,055
MidCap S&P 400 Index Fund 6,243 1,707 2,590 5,318
SmallCap S&P 600 Index Fund 6,173 2,114 2,845 5,242
$ 214,452 $ 40,346 $ 79,354 $ 180,151
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Account $ 5,180 $ (2,224) $ — $ 5,911
International Equity Index Fund 187 740 58 1,183
LargeCap S&P 500 Index Account 722 5,742 7,789 (6,403)
MidCap S&P 400 Index Fund 112 173 338 (215)
SmallCap S&P 600 Index Fund 167 218 360 (418)
$ 6,368 $ 4,649 $ 8,545 $ 58
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1.62% Shares Held Value (000's)
Money Market Funds - 1.62%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
105,822 $ 105
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b),(c)
4,033,610 4,034
$ 4,139
TOTAL INVESTMENT COMPANIES $ 4,139
COMMON STOCKS - 99.29% Shares Held Value (000's)
Aerospace & Defense - 3.54%
Airbus SE 21,799 $ 5,062
BAE Systems PLC 174,736 4,022
$ 9,084
Agriculture - 1.10%
British American Tobacco PLC 49,712 2,818
Airlines - 1.14%
Ryanair Holdings PLC 84,513 2,914
Apparel - 0.95%
PRADA SpA 107,600 623
Samsonite Group SA
(d)
709,500 1,812
$ 2,435
Automobile Manufacturers - 1.02%
Toyota Motor Corp 122,300 2,627
Banks - 13.54%
AIB Group PLC 385,990 4,126
Credicorp Ltd 9,883 2,837
DBS Group Holdings Ltd 71,400 3,128
Erste Group Bank AG 31,858 3,820
FinecoBank Banca Fineco SpA 48,446 1,255
Grupo Financiero Banorte SAB de CV 67,359 624
ICICI Bank Ltd ADR 71,013 2,116
National Bank of Greece SA 252,075 3,845
NatWest Group PLC 279,993 2,456
Nordea Bank Abp 84,686 1,593
Piraeus Bank SA
(e)
170,800 1,364
PT Bank Central Asia Tbk 1,798,000 868
Societe Generale SA 24,463 1,969
Swedbank AB 36,155 1,254
UniCredit SpA 41,610 3,447
$ 34,702
Beverages - 0.66%
Arca Continental SAB de CV 91,600 989
Kweichow Moutai Co Ltd 3,598 711
$ 1,700
Biotechnology - 1.03%
Argenx SE
(e)
3,034 2,559
Zai Lab Ltd ADR
(e)
4,476 79
$ 2,638
Building Materials - 3.28%
CRH PLC 41,138 5,112
Mitsubishi Electric Corp 113,100 3,297
$ 8,409
Commercial Services - 2.76%
Ashtead Group PLC 35,805 2,441
Elis SA 69,363 1,968
Localiza Rent a Car SA 174,834 1,390
TOPPAN Holdings Inc 42,600 1,267
$ 7,066
Computers - 1.76%
Fujitsu Ltd 164,300 4,515
Cosmetics & Personal Care - 2.69%
Haleon PLC 815,974 4,124
L'Oreal SA 4,684 2,011
Unilever PLC 11,760 768
$ 6,903
Distribution & Wholesale - 0.88%
Rexel SA 57,406 2,252
Electric - 0.28%
Iberdrola SA 33,263 720
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2.03%
Halma PLC 19,000 $ 902
Hoya Corp 28,396 4,307
$ 5,209
Engineering & Construction - 2.42%
Kajima Corp 48,200 1,797
Obayashi Corp 93,300 1,953
Stantec Inc 22,800 2,151
Technip Energies NV 8,235 314
$ 6,215
Entertainment - 1.59%
Entain PLC 212,880 2,188
Universal Music Group NV 72,167 1,882
$ 4,070
Food - 0.85%
Danone SA 15,612 1,408
Toyo Suisan Kaisha Ltd 11,200 769
$ 2,177
Forest Products & Paper - 1.12%
Suzano SA 305,500 2,868
Healthcare - Products - 1.75%
Alcon AG 18,368 1,454
Smith & Nephew PLC 182,215 3,030
$ 4,484
Healthcare - Services - 0.96%
ICON PLC
(e)
13,491 2,458
Insurance - 7.18%
AIA Group Ltd 675,400 6,952
ASR Nederland NV 14,503 1,032
AXA SA 29,860 1,433
Fairfax Financial Holdings Ltd 1,100 2,096
Hannover Rueck SE 9,071 2,823
Sompo Holdings Inc 120,100 4,076
$ 18,412
Internet - 6.58%
MercadoLibre Inc
(e)
604 1,217
Scout24 SE
(d)
15,095 1,516
Spotify Technology SA
(e)
3,841 2,230
Tencent Holdings Ltd 104,300 8,004
Trip.com Group Ltd 43,650 3,130
Wix.com Ltd
(e)
7,295 758
$ 16,855
Lodging - 0.52%
InterContinental Hotels Group PLC 9,428 1,325
Machinery - Construction & Mining - 1.22%
Komatsu Ltd 62,800 1,993
Weir Group PLC/The 29,759 1,137
$ 3,130
Machinery - Diversified - 1.62%
Atlas Copco AB - A Shares 129,747 2,310
Keyence Corp 5,100 1,845
$ 4,155
Media - 0.73%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
19,032 1,875
Metal Fabrication & Hardware - 0.33%
APL Apollo Tubes Ltd 40,011 853
Mining - 3.41%
Impala Platinum Holdings Ltd 141,593 2,225
Sandfire Resources Ltd
(e)
177,885 2,113
Teck Resources Ltd 91,800 4,395
$ 8,733
Oil & Gas - 3.51%
ARC Resources Ltd
(f)
82,100 1,540
Canadian Natural Resources Ltd 37,700 1,277
Shell PLC 34,888 1,286
Suncor Energy Inc 110,300 4,895
$ 8,998

Schedule of Investments
Diversified International Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.68%
Toyo Seikan Group Holdings Ltd 70,900 $ 1,731
Pharmaceuticals - 5.61%
Ascendis Pharma A/S ADR
(e)
6,482 1,382
AstraZeneca PLC 40,591 7,512
Sanofi SA 52,080 5,039
Zealand Pharma A/S
(e)
6,111 444
$ 14,377
Pipelines - 1.32%
Gaztransport Et Technigaz SA 13,588 2,493
Gibson Energy Inc
(f)
48,200 882
$ 3,375
Private Equity - 1.15%
3i Group PLC 41,367 1,814
Brookfield Corp 11,853 544
CVC Capital Partners PLC
(d)
35,825 600
$ 2,958
Retail - 4.32%
Cie Financiere Richemont SA 10,232 2,207
CP ALL PCL 517,200 710
Dollarama Inc 13,100 1,958
Industria de Diseno Textil SA 21,669 1,429
Jumbo SA 20,756 681
Yum China Holdings Inc 86,476 4,094
$ 11,079
Semiconductors - 10.47%
ASML Holding NV 6,949 7,488
Samsung Electronics Co Ltd 84,631 7,093
Taiwan Semiconductor Manufacturing Co Ltd 249,140 12,247
$ 26,828
Software - 1.42%
Dassault Systemes SE 33,442 934
Nemetschek SE 15,314 1,657
Nice Ltd ADR
(e)
1,216 138
Sage Group PLC/The 62,236 905
$ 3,634
Telecommunications - 2.69%
Deutsche Telekom AG 211,469 6,884
Toys, Games & Hobbies - 1.18%
Nintendo Co Ltd 44,700 3,018
TOTAL COMMON STOCKS $ 254,484
PREFERRED STOCKS - 0.02% Shares Held Value (000's)
Commercial Services - 0.02%
Localiza Rent a Car SA 0.00%
(e)
6,724 $ 51
TOTAL PREFERRED STOCKS $ 51
Total Investments $ 258,674
Other Assets and Liabilities -  (0.93)% (2,383)
TOTAL NET ASSETS - 100.00% $ 256,291
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,546 or
0.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,928 or 1.53% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,398 or 0.94% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 2,079 $ 93,978 $ 92,023 $ 4,034
$ 2,079 $ 93,978 $ 92,023 $ 4,034
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 97 $ — $ — $ —
$ 97 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .78 % Shares Held Value (000's)
Money Market Funds - 1 .78%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
164,503 $ 165
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b),(c)
11,925,404 11,925
$ 12,090
TOTAL INVESTMENT COMPANIES $ 12,090
COMMON STOCKS - 98 .82 % Shares Held Value (000's)
Advertising - 1 .49%
Omnicom Group Inc 62,146 $ 5,019
Publicis Groupe SA ADR 196,147 5,076
$ 10,095
Automobile Manufacturers - 4 .77%
Cummins Inc 33,362 17,030
PACCAR Inc 140,562 15,393
$ 32,423
Banks - 12 .62%
Bank of America Corp 322,594 17,743
Citigroup Inc 45,890 5,355
JPMorgan Chase & Co 75,734 24,403
Morgan Stanley 111,888 19,864
PNC Financial Services Group Inc/The 88,116 18,392
$ 85,757
Beverages - 2 .18%
Coca-Cola Co/The 212,093 14,827
Biotechnology - 1 .85%
Corteva Inc 187,410 12,562
Building Materials - 2 .78%
Carrier Global Corp 65,067 3,438
Trane Technologies PLC 39,640 15,428
$ 18,866
Chemicals - 0 .79%
Air Products and Chemicals Inc 21,755 5,374
Computers - 2 .37%
Apple Inc 59,310 16,124
Cosmetics & Personal Care - 1 .68%
Procter & Gamble Co/The 79,625 11,411
Diversified Financial Services - 3 .24%
Blackrock Inc 14,103 15,095
Nasdaq Inc 71,538 6,949
$ 22,044
Electric - 4 .56%
NextEra Energy Inc 146,027 11,723
Sempra 59,509 5,254
WEC Energy Group Inc 61,843 6,522
Xcel Energy Inc 101,555 7,501
$ 31,000
Food - 0 .05%
Hershey Co/The 2,022 368
Healthcare - Products - 2 .96%
Abbott Laboratories 90,012 11,277
STERIS PLC 34,730 8,805
$ 20,082
Healthcare - Services - 2 .85%
HCA Healthcare Inc 26,958 12,585
UnitedHealth Group Inc 20,492 6,765
$ 19,350
Home Builders - 2 .55%
DR Horton Inc 120,370 17,337
Insurance - 3 .85%
Chubb Ltd 55,777 17,409
F&G Annuities & Life Inc 9,267 286
Fidelity National Financial Inc 154,451 8,431
$ 26,126
Internet - 3 .81%
Alphabet Inc - A Shares 82,783 25,911
Iron & Steel - 1 .44%
Reliance Inc 33,958 9,809
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 2 .69%
Hilton Worldwide Holdings Inc 63,686 $ 18,294
Machinery - Diversified - 2 .00%
Deere & Co 29,113 13,554
Media - 0 .21%
Comcast Corp - Class A 48,242 1,442
Miscellaneous Manufacturers - 2 .57%
Parker-Hannifin Corp 19,902 17,493
Oil & Gas - 4 .07%
Chevron Corp 46,995 7,163
EOG Resources Inc 88,088 9,250
Marathon Petroleum Corp 69,023 11,225
$ 27,638
Pharmaceuticals - 7 .03%
AstraZeneca PLC ADR 84,908 7,805
Eli Lilly & Co 6,607 7,100
Merck & Co Inc 137,507 14,474
Novartis AG ADR 104,110 14,354
Roche Holding AG ADR
(d)
77,831 4,014
$ 47,747
Pipelines - 1 .66%
Enterprise Products Partners LP 352,445 11,299
Private Equity - 2 .92%
KKR & Co Inc 155,670 19,845
REITs - 2 .63%
Alexandria Real Estate Equities Inc 912 45
Equity LifeStyle Properties Inc 128,953 7,816
Prologis Inc 52,124 6,654
Realty Income Corp 59,486 3,353
$ 17,868
Retail - 4 .90%
Costco Wholesale Corp 21,500 18,540
Starbucks Corp 96,530 8,129
Williams-Sonoma Inc 37,047 6,616
$ 33,285
Semiconductors - 5 .24%
Broadcom Inc 29,151 10,089
Monolithic Power Systems Inc 7,700 6,979
Taiwan Semiconductor Manufacturing Co Ltd ADR 60,926 18,515
$ 35,583
Software - 3 .45%
Fidelity National Information Services Inc 5,342 355
Microsoft Corp 23,366 11,300
Salesforce Inc 19,519 5,171
SAP SE ADR 27,317 6,636
$ 23,462
Telecommunications - 2 .22%
T-Mobile US Inc 74,246 15,075
Transportation - 1 .39%
Expeditors International of Washington Inc 63,227 9,421
TOTAL COMMON STOCKS $ 671,472
Total Investments $ 683,562
Other Assets and Liabilities -  (0.60)% (4,078)
TOTAL NET ASSETS - 100.00% $ 679,484
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,065 or
0.60% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,974 or 0.58% of net assets.

Schedule of Investments
Equity Income Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 11,384 $ 259,684 $ 259,143 $ 11,925
$ 11,384 $ 259,684 $ 259,143 $ 11,925
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 364 $ — $ — $ —
$ 364 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Emerging Markets Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .41 % Shares Held Value (000's)
Money Market Funds - 0 .41%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
333,500 $ 334
TOTAL INVESTMENT COMPANIES $ 334
COMMON STOCKS - 98 .34 % Shares Held Value (000's)
Aerospace & Defense - 1 .71%
Korea Aerospace Industries Ltd 12,219 $ 968
LIG Nex1 Co Ltd 1,469 428
$ 1,396
Automobile Manufacturers - 1 .85%
BYD Co Ltd 80,300 982
Mahindra & Mahindra Ltd 12,718 525
$ 1,507
Automobile Parts & Equipment - 1 .09%
Hyundai Mobis Co Ltd 1,875 486
Weichai Power Co Ltd 163,830 404
$ 890
Banks - 13 .63%
Banco del Bajio SA
(c)
17,905 45
Credicorp Ltd 4,716 1,354
Grupo Financiero Banorte SAB de CV 92,500 857
HDFC Bank Ltd 162,613 1,796
ICICI Bank Ltd 88,008 1,317
IDFC First Bank Ltd 912,760 870
National Bank of Greece SA 46,394 708
Piraeus Bank SA
(d)
114,172 912
Powszechna Kasa Oszczednosci Bank Polski SA 47,644 1,125
PT Bank Central Asia Tbk 2,421,800 1,169
Saudi National Bank/The 12,404 125
Vietnam Technological & Commercial Joint Stock
Bank
639,600 848
$ 11,126
Beverages - 2 .00%
Arca Continental SAB de CV 72,900 787
Varun Beverages Ltd 155,489 849
$ 1,636
Biotechnology - 1 .08%
BeOne Medicines Ltd
(d)
20,500 472
Structure Therapeutics Inc ADR
(d)
5,862 408
$ 880
Building Materials - 2 .57%
Cemex SAB de CV 594,014 682
JSW Cement Ltd
(c),(d)
114,140 151
UltraTech Cement Ltd 6,365 835
Voltas Ltd 28,058 425
$ 2,093
Commercial Services - 0 .90%
JSW Infrastructure Ltd 232,354 737
Computers - 1 .20%
Elm Co 1,219 243
Globant SA
(d)
11,194 732
$ 975
Diversified Financial Services - 3 .45%
Bajaj Finance Ltd 52,825 581
Banco BTG Pactual SA 104,612 1,004
Hong Kong Exchanges & Clearing Ltd 23,500 1,229
$ 2,814
Electric - 0 .15%
Emirates Central Cooling Systems Corp 292,408 122
Electrical Components & Equipment - 1 .64%
Delta Electronics Inc 44,000 1,342
Electronics - 1 .41%
Avalon Technologies Ltd
(c),(d)
3,654 36
E Ink Holdings Inc 99,000 622
Voltronic Power Technology Corp 16,000 492
$ 1,150
Engineering & Construction - 0 .54%
Cury Construtora e Incorporadora SA 74,300 437
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0 .76%
Bid Corp Ltd 16,422 $ 419
LT Foods Ltd 45,654 198
$ 617
Forest Products & Paper - 0 .83%
Suzano SA 72,500 681
Healthcare - Products - 0 .54%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 80,200 439
Healthcare - Services - 1 .03%
Dr Sulaiman Al Habib Medical Services Group Co 12,253 840
Home Furnishings - 0 .63%
Anker Innovations Technology Co Ltd 31,395 515
Insurance - 4 .41%
AIA Group Ltd 193,600 1,993
Bupa Arabia for Cooperative Insurance Co 21,375 792
Max Financial Services Ltd
(d)
43,672 813
$ 3,598
Internet - 13 .64%
Alibaba Group Holding Ltd 137,492 2,525
Grab Holdings Ltd
(d)
166,364 830
Meituan
(c),(d)
33,020 438
MercadoLibre Inc
(d)
510 1,027
Tencent Holdings Ltd 66,000 5,065
Trip.com Group Ltd 17,413 1,249
$ 11,134
Iron & Steel - 0 .00%
Severstal PAO
(d)
9,865 —
Lodging - 2 .55%
Atour Lifestyle Holdings Ltd ADR 10,599 418
H World Group Ltd 176,200 833
Indian Hotels Co Ltd/The 100,991 831
$ 2,082
Machinery - Diversified - 0 .91%
WEG SA 84,300 746
Metal Fabrication & Hardware - 0 .76%
APL Apollo Tubes Ltd 28,919 616
Mining - 3 .23%
Anglogold Ashanti Plc 7,720 665
Capstone Copper Corp
(d)
57,500 577
Impala Platinum Holdings Ltd 69,577 1,094
Ivanhoe Mines Ltd
(d)
26,500 301
Polyus PJSC
(d)
1,080 —
$ 2,637
Miscellaneous Manufacturers - 0 .38%
Escorts Kubota Ltd 7,548 313
Oil & Gas - 3 .21%
ADNOC Drilling Co PJSC 419,243 609
PRIO SA/Brazil
(d)
36,600 277
Reliance Industries Ltd 98,928 1,731
$ 2,617
Pharmaceuticals - 1 .42%
Caplin Point Laboratories Ltd 10,533 216
Hansoh Pharmaceutical Group Co Ltd
(c)
88,000 408
Richter Gedeon Nyrt 13,909 420
Simcere Pharmaceutical Group Ltd
(c)
73,000 112
$ 1,156
Pipelines - 0 .74%
Gaztransport Et Technigaz SA 3,275 601
Real Estate - 0 .46%
China Resources Land Ltd 107,500 376
Retail - 2 .86%
CP ALL PCL 222,100 305
Jumbo SA 19,867 651
Yum China Holdings Inc 29,100 1,378
$ 2,334

Schedule of Investments
Global Emerging Markets Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 22 .64%
ASML Holding NV - NY Reg Shares 556 $ 595
MediaTek Inc 10,000 454
Samsung Electronics Co Ltd 49,896 4,182
SK hynix Inc 4,486 2,031
Taiwan Semiconductor Manufacturing Co Ltd 228,164 11,216
$ 18,478
Software - 1 .23%
NetEase Inc 36,400 1,002
Telecommunications - 1 .92%
Accton Technology Corp 19,000 717
Xiaomi Corp
(c),(d)
168,200 849
$ 1,566
Water - 0 .97%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
32,639 795
TOTAL COMMON STOCKS $ 80,248
PREFERRED STOCKS - 1 .53 % Shares Held Value (000's)
Automobile Manufacturers - 0 .38%
Hyundai Motor Co 13,600.00% 2,130 $ 314
Oil & Gas - 1 .15%
Petroleo Brasileiro SA - Petrobras 1.19% 166,800 938
TOTAL PREFERRED STOCKS $ 1,252
Total Investments $ 81,834
Other Assets and Liabilities -  (0.28)% (229)
TOTAL NET ASSETS - 100.00% $ 81,605
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,039 or 2.50% of net assets.
(d) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 854 $ 22,404 $ 22,924 $ 334
$ 854 $ 22,404 $ 22,924 $ 334
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .84 % Shares Held Value (000's)
Money Market Funds - 0 .84%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
901,112 $ 901
TOTAL INVESTMENT COMPANIES $ 901
BONDS - 23 .61%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 6 .32%
BofA Auto Trust 2025-1
4.47%, 11/22/2027
(c)
$ 230 $ 231
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.55%
Capital One Prime Auto Receivables Trust 2025-1
3.88%, 01/16/2029 1,140 1,141
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 201 201
Drive Auto Receivables Trust 2025-1
4.87%, 08/15/2028 425 426
GM Financial Automobile Leasing Trust 2024-3
4.39%, 01/20/2027 336 336
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 127 127
Santander Drive Auto Receivables Trust 2024-1
5.25%, 04/17/2028 115 115
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 85 85
Santander Drive Auto Receivables Trust 2025-2
4.71%, 06/15/2028 486 486
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028 1,032 1,035
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029 1,365 1,368
Wheels Fleet Lease Funding 1 LLC
4.99%, 01/18/2040
(c)
1,215 1,216
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.67%
$ 6,767
Commercial Mortgage Backed Securities - 2 .65%
BANK 2021-BNK32
0.63%, 04/15/2054 114 113
BANK5 2025-5YR19
4.60%, 12/15/2058 1,300 1,304
Benchmark 2021-B31 Mortgage Trust
1.36%, 12/15/2054 304 300
Morgan Stanley Capital I Trust 2021-L7
0.88%, 10/15/2054 690 682
Wells Fargo Commercial Mortgage Trust
2016-BNK1
2.65%, 08/15/2049 450 445
$ 2,844
Mortgage Backed Securities - 14 .64%
Chase Home Lending Mortgage Trust 2025-8
5.50%, 06/25/2056
(c),(d)
1,256 1,261
Chase Home Lending Mortgage Trust Series
2025-11
5.50%, 02/25/2056
(c),(d)
493 496
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(c),(d)
77 70
Fannie Mae Grantor Trust 2005-T1
4.20%, 05/25/2035 91 86
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
428 56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
1.96%, 06/25/2045
(e)
$ 752 $ 55
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.01%, 10/25/2049
(e)
1,838 231
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.01%, 05/25/2050
(e)
1,908 220
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
2.06%, 08/25/2049
(e)
2,822 319
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.06%, 09/25/2049
(e)
795 100
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.06%, 11/25/2049
(e)
1,363 153
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.08%, 06/25/2050
(e)
1,274 151
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
2.16%, 09/25/2047
(e)
2,551 303
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.71%, 12/25/2042
(e)
967 133
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
3.00%, 10/25/2040
(e)
101 1
3.00%, 04/25/2042 39 39
3.00%, 05/25/2048 63 56
3.00%, 01/25/2051
(e)
1,530 271
7.00%, 04/25/2032 26 27
Freddie Mac REMICS
1.50%, 04/15/2028 75 74
1.66%, 05/15/2038
(e)
601 33
1.00 x 12 Month Treasury Average Index +
0.00%
2.06%, 09/25/2049
(e)
2,418 274
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.06%, 10/25/2049
(e)
2,089 246
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.06%, 11/25/2049
(e)
867 97
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
3.00%, 04/15/2046 78 73
Ginnie Mae
2.25%, 06/20/2046
(e)
240 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.25%, 08/20/2047
(e)
1,595 195
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
2.29%, 12/20/2043
(e)
535 60
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.03%
2.33%, 09/20/2050
(e)
1,082 162
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
2.35%, 10/20/2045
(e)
651 78
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
2.35%, 11/20/2047
(e)
477 60
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
2.45%, 08/20/2050
(e)
$ 1,734 $ 243
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.45%, 11/20/2050
(e)
1,085 157
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.45%, 07/20/2051
(e)
1,136 157
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.45%, 08/20/2051
(e)
1,412 196
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
863 137
3.00%, 11/20/2050
(e)
1,608 275
3.00%, 11/20/2050
(e)
2,410 407
3.00%, 12/20/2050
(e)
1,005 171
3.50%, 10/20/2049
(e)
1,440 275
4.00%, 02/20/2044
(e)
325 11
4.00%, 04/20/2044
(e)
268 14
4.00%, 01/20/2046
(e)
118 5
J.P. Morgan Mortgage Trust 2023-3
5.00%, 10/25/2053
(c),(d)
692 683
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
96 87
JP Morgan Mortgage Trust 2017-3
3.79%, 08/25/2047
(c),(d)
393 369
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(c),(d)
526 527
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(c),(d)
1,029 1,040
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(c),(d)
163 163
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(c),(d)
553 553
New Residential Mortgage Loan Trust 2015-2
5.26%, 08/25/2055
(c),(d)
404 404
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
56 55
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
314 299
Sequoia Mortgage Trust 2023-4
5.88%, 11/25/2053
(c),(d)
353 353
Sequoia Mortgage Trust 2024-1
5.72%, 01/25/2054
(c),(d)
240 240
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
310 311
Sequoia Mortgage Trust 2025-13
5.50%, 12/25/2055
(c),(d)
1,500 1,509
Sequoia Mortgage Trust 2025-S2
4.00%, 11/25/2055
(c),(d)
1,741 1,629
$ 15,679
TOTAL BONDS $ 25,290
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 81 .15%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .02%
3.00%, 05/01/2043 $ 258 $ 239
3.00%, 10/01/2046 316 290
3.50%, 02/01/2044 248 236
4.00%, 01/01/2043 292 286
4.00%, 10/01/2045 396 387
4.50%, 11/01/2043 258 259
5.00%, 02/01/2033 29 30
5.00%, 06/01/2033 56 57
5.00%, 01/01/2034 113 115
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 27 28
5.00%, 07/01/2035 6 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 10/01/2035 $ 10 $ 10
5.50%, 03/01/2033 26 27
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 9
6.00%, 05/01/2031 3 3
6.00%, 12/01/2031 3 3
6.00%, 11/01/2033 15 15
6.00%, 09/01/2034 13 14
6.00%, 02/01/2035 7 7
6.00%, 10/01/2036 14 15
6.00%, 03/01/2037 18 18
6.00%, 01/01/2038 26 28
6.00%, 04/01/2038 6 7
6.35%, 09/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.23%
6.50%, 10/01/2028 2 2
6.50%, 12/01/2028 1 1
6.50%, 07/01/2031 10 11
6.50%, 08/01/2031 1 1
6.50%, 10/01/2031 2 2
6.50%, 10/01/2031 4 5
6.50%, 12/01/2031 3 3
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 8 8
7.00%, 04/01/2028 2 2
7.00%, 10/01/2031 2 2
7.00%, 10/01/2031 1 1
7.00%, 04/01/2032 13 13
7.50%, 10/01/2030 1 2
7.50%, 02/01/2031 1 1
8.00%, 10/01/2030 2 2
8.50%, 07/01/2029 7 7
$ 2,162
Federal National Mortgage Association (FNMA) - 0 .12%
5.50%, 05/01/2033 5 5
6.00%, 05/01/2037 87 89
6.11%, 12/01/2033 14 15
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 11/01/2032 4 4
6.52%, 12/01/2032 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
7.00%, 08/01/2028 2 2
7.00%, 12/01/2028 2 2
$ 122
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 56 .07%
2.00%, 10/01/2050 667 550
2.00%, 11/01/2051 1,484 1,221
2.00%, 11/01/2051 1,168 948
2.00%, 12/01/2051 2,277 1,869
2.00%, 12/01/2051 2,272 1,873
2.00%, 01/01/2052 1,471 1,208
2.00%, 01/01/2052 1,829 1,509
2.00%, 03/01/2052 1,556 1,268
2.50%, 02/01/2051 2,108 1,827
2.50%, 07/01/2051 2,739 2,362
2.50%, 12/01/2051 1,855 1,619
2.50%, 04/01/2052 2,135 1,854
3.00%, 10/01/2042 580 536
3.00%, 10/01/2046 401 366
3.00%, 11/01/2046 768 697
3.00%, 01/01/2050 758 678
3.00%, 08/01/2050 550 491
3.00%, 09/01/2050 890 796
3.00%, 06/01/2052 1,531 1,360

Schedule of Investments
Government & High Quality Bond Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 410 $ 393
3.50%, 02/01/2043 191 184
3.50%, 03/01/2045 201 191
3.50%, 11/01/2048 853 811
3.50%, 08/01/2050 709 670
3.50%, 04/01/2052 1,105 1,029
4.00%, 02/01/2041 418 407
4.00%, 08/01/2044 194 189
4.00%, 10/01/2044 567 552
4.00%, 11/01/2044 195 190
4.00%, 08/01/2045 278 272
4.00%, 08/01/2046 485 470
4.00%, 07/01/2047 389 379
4.00%, 07/01/2052 336 320
4.50%, 08/01/2039 497 502
4.50%, 10/01/2043 321 320
4.50%, 09/01/2045 222 222
4.50%, 10/01/2045 320 321
4.50%, 11/01/2045 527 527
4.50%, 08/01/2052 775 763
4.50%, 10/01/2052 695 681
4.50%, 01/01/2054 739 729
5.00%, 05/01/2033 292 296
5.00%, 04/01/2035 30 31
5.00%, 04/01/2035 34 35
5.00%, 07/01/2035 1 1
5.00%, 02/01/2038 123 126
5.00%, 02/01/2040 403 418
5.00%, 07/01/2041 298 307
5.00%, 09/01/2052 715 721
5.00%, 04/01/2053 1,593 1,598
5.00%, 04/01/2053 1,761 1,764
5.00%, 06/01/2053 1,881 1,885
5.00%, 11/01/2054 771 769
5.00%, 11/01/2054 908 914
5.00%, 01/01/2055 667 670
5.00%, 02/01/2055 478 480
5.50%, 06/01/2033 15 16
5.50%, 03/01/2038 35 36
5.50%, 07/01/2053 843 864
5.50%, 11/01/2053 832 854
5.50%, 11/01/2053 1,007 1,031
5.50%, 03/01/2054 664 676
5.50%, 05/01/2054 751 770
5.50%, 10/01/2054 1,215 1,246
5.50%, 02/01/2055 1,631 1,666
5.50%, 04/01/2055 710 727
5.50%, 06/01/2055 434 443
5.50%, 08/01/2055 740 757
5.50%, 08/01/2055 793 808
5.50%, 01/01/2056
(f)
400 406
6.00%, 11/01/2028 5 5
6.00%, 12/01/2031 1 1
6.00%, 01/01/2033 13 14
6.00%, 07/01/2037 41 43
6.00%, 11/01/2037 2 3
6.00%, 03/01/2038 27 29
6.00%, 04/01/2054 800 834
6.00%, 05/01/2054 750 781
6.00%, 06/01/2054 559 582
6.00%, 09/01/2054 545 567
6.00%, 09/01/2054 932 969
6.00%, 11/01/2054 919 955
6.50%, 03/01/2029 1 1
6.50%, 06/01/2031 6 6
6.50%, 08/01/2032 3 3
6.50%, 02/01/2033 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 12/01/2036 $ 8 $ 8
6.50%, 07/01/2037 9 9
6.50%, 02/01/2038 11 12
6.50%, 10/01/2053 691 726
6.50%, 05/01/2054 532 556
6.50%, 04/01/2055 454 479
7.00%, 10/01/2029 2 2
7.00%, 05/01/2031 2 2
7.00%, 11/01/2031 3 4
$ 60,064
Government National Mortgage Association (GNMA) - 19 .98%
2.00%, 01/20/2051 1,237 1,025
2.00%, 02/20/2051 425 352
2.50%, 06/20/2050 1,925 1,664
3.00%, 02/20/2047 328 299
3.50%, 06/20/2043 251 230
3.50%, 06/20/2046 33 30
4.00%, 07/20/2047 252 247
4.00%, 04/20/2052 694 661
4.50%, 08/20/2048 793 787
4.50%, 05/20/2052 922 905
4.50%, 06/20/2053 512 501
4.50%, 01/20/2056
(f)
2,525 2,460
5.00%, 12/20/2052 2,002 2,006
5.00%, 05/20/2053 948 948
5.00%, 09/20/2053 798 799
5.00%, 10/20/2053 814 816
5.00%, 02/20/2054 354 355
5.00%, 01/20/2056
(f)
3,535 3,527
5.50%, 11/15/2033 14 14
5.50%, 05/20/2035 33 35
5.50%, 06/20/2053 735 746
5.50%, 08/20/2053 666 676
5.50%, 04/20/2054 1,361 1,379
6.00%, 06/20/2028 2 2
6.00%, 07/20/2028 1 1
6.00%, 02/20/2029 1 1
6.00%, 03/20/2029 2 2
6.00%, 07/20/2029 2 2
6.00%, 07/20/2033 29 30
6.00%, 04/20/2054 830 847
6.50%, 03/20/2031 2 2
6.50%, 04/20/2031 2 2
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 18 18
7.00%, 01/15/2029 3 3
7.00%, 03/15/2029 1 1
7.00%, 05/15/2031 2 2
7.00%, 09/15/2031 10 11
7.00%, 06/15/2032 18 18
$ 21,405
U.S. Treasury Bill - 2 .96%
3.62%, 01/22/2026
(g)
3,175 3,170
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 86,923
Total Investments $ 113,114
Other Assets and Liabilities -  (5.60)% (5,997)
TOTAL NET ASSETS - 100.00% $ 107,117

Schedule of Investments
Government & High Quality Bond Account
December 31, 2025
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,441 or 10.68% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 2,761 $ 57,904 $ 59,764 $ 901
$ 2,761 $ 57,904 $ 59,764 $ 901
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 81 $ — $ — $ —
$ 81 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; March 2026 Short 27 $ 5,637 $ (4)
US 5 Year Treasury  Note; March 2026 Short 18 1,968 —
US Long Bond; March 2026 Long 24 2,774 (20)
Total $ (24)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 3 .02 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell 1000 Growth ETF 3,200 $ 1,514
Money Market Funds - 2 .78%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
76,675 77
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(c)
17,063,388 17,063
$ 17,140
TOTAL INVESTMENT COMPANIES $ 18,654
CONVERTIBLE PREFERRED STOCKS
- 0 .13 % Shares Held Value (000's)
Automobile Manufacturers - 0 .06%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 $ 386
Chemicals - 0 .01%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 90
Software - 0 .06%
Nuro - Series C 0.00%
(d),(e),(f)
17,442 263
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 75
$ 338
TOTAL CONVERTIBLE PREFERRED STOCKS $ 814
COMMON STOCKS - 96 .85 % Shares Held Value (000's)
Advertising - 0 .34%
Trade Desk Inc/The
(d)
55,256 $ 2,098
Aerospace & Defense - 2 .22%
Boeing Co/The
(d)
14,920 3,240
FTAI Aviation Ltd 224 44
General Electric Co 2,293 706
HEICO Corp 93 30
HEICO Corp - Class A 164 41
Howmet Aerospace Inc 27,520 5,642
Karman Holdings Inc
(d)
118 9
Leonardo DRS Inc 66 2
Loar Holdings Inc
(d)
94 6
Lockheed Martin Corp 126 61
Rocket Lab Corp
(d)
911 64
StandardAero Inc
(d)
37 1
TransDigm Group Inc 2,919 3,882
$ 13,728
Agriculture - 0 .00%
Darling Ingredients Inc
(d)
50 2
Airlines - 0 .00%
Alaska Air Group Inc
(d)
47 2
American Airlines Group Inc
(d)
108 2
Southwest Airlines Co 107 4
$ 8
Apparel - 0 .02%
Birkenstock Holding Plc
(d)
46 2
Deckers Outdoor Corp
(d)
319 33
On Holding AG
(d)
491 23
Ralph Lauren Corp 8 3
Tapestry Inc 417 53
$ 114
Automobile Manufacturers - 0 .41%
Tesla Inc
(d)
5,620 2,527
Automobile Parts & Equipment - 0 .00%
Allison Transmission Holdings Inc 33 3
Banks - 0 .05%
Bank of America Corp 1,164 64
Bank of New York Mellon Corp/The 108 13
Citigroup Inc 698 81
Goldman Sachs Group Inc/The 35 31
NU Holdings Ltd/Cayman Islands
(d)
7,353 123
Popular Inc 13 2
Steel Newco Inc 15 1
Western Alliance Bancorp 55 5
$ 320
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .08%
Celsius Holdings Inc
(d)
361 $ 17
Coca-Cola Co/The 4,189 293
Coca-Cola Consolidated Inc 20 3
Monster Beverage Corp
(d)
1,538 118
PepsiCo Inc 413 59
$ 490
Biotechnology - 0 .64%
Alnylam Pharmaceuticals Inc
(d)
278 110
Amgen Inc 874 286
Apellis Pharmaceuticals Inc
(d)
259 6
Argenx SE ADR
(d)
3,643 3,064
Exelixis Inc
(d)
469 21
Gilead Sciences Inc 738 91
Halozyme Therapeutics Inc
(d)
258 17
Incyte Corp
(d)
91 9
Insmed Inc
(d)
432 75
Ionis Pharmaceuticals Inc
(d)
323 26
Sarepta Therapeutics Inc
(d)
171 4
Summit Therapeutics Inc
(d)
281 5
Ultragenyx Pharmaceutical Inc
(d)
229 5
Vertex Pharmaceuticals Inc
(d)
567 257
Viking Therapeutics Inc
(d)
31 1
$ 3,977
Building Materials - 0 .70%
AAON Inc 147 11
Armstrong World Industries Inc 31 6
Carlisle Cos Inc 11 4
Eagle Materials Inc 6 1
James Hardie Industries PLC
(d)
224 5
Lennox International Inc 69 33
Simpson Manufacturing Co Inc 10 2
Trane Technologies PLC 10,894 4,240
$ 4,302
Chemicals - 0 .03%
Ecolab Inc 134 35
Sherwin-Williams Co/The 460 149
$ 184
Commercial Services - 3 .38%
Adyen NV ADR
(d)
141,783 2,264
Affirm Holdings Inc
(d)
360 27
Automatic Data Processing Inc 832 214
Avis Budget Group Inc
(d),(g)
17 2
Block Inc
(d)
141,488 9,209
Booz Allen Hamilton Holding Corp 262 22
Bright Horizons Family Solutions Inc
(d)
22 2
Cintas Corp 23,421 4,405
Corpay Inc
(d)
149 45
Equifax Inc 4,913 1,066
Grand Canyon Education Inc
(d)
19 3
H&R Block Inc 48 2
Moody's Corp 343 175
Morningstar Inc 34 8
NIQ Global Intelligence Plc
(d),(g)
60 1
Paylocity Holding Corp
(d)
85 13
Quanta Services Inc 251 106
Rollins Inc 618 37
S&P Global Inc 6,034 3,153
Shift4 Payments Inc
(d),(g)
146 9
Toast Inc
(d)
1,018 36
U-Haul Holding Co
(d)
11 1
U-Haul Holding Co 85 4
Valvoline Inc
(d)
249 7
Verisk Analytics Inc 184 41
WEX Inc
(d)
10 2
WillScot Holdings Corp 100 2
$ 20,856

Schedule of Investments
LargeCap Growth Account I
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 6 .89%
Apple Inc 154,393 $ 41,974
Crowdstrike Holdings Inc
(d)
544 255
Dell Technologies Inc 96 12
ExlService Holdings Inc
(d)
332 14
Figure Technology Solutions Inc
(d),(g)
14 1
Fortinet Inc
(d)
1,402 111
Gartner Inc
(d)
162 41
Globant SA
(d)
13 1
KBR Inc 29 1
Kyndryl Holdings Inc
(d)
43 1
Lumentum Holdings Inc
(d)
12 4
NetApp Inc 173 19
Okta Inc
(d)
145 13
Pure Storage Inc
(d)
586 39
Rubrik Inc
(d)
175 13
Super Micro Computer Inc
(d)
514 15
Zscaler Inc
(d)
219 49
$ 42,563
Consumer Products - 0 .00%
Kimberly-Clark Corp 262 26
Cosmetics & Personal Care - 0 .01%
Colgate-Palmolive Co 839 66
Distribution & Wholesale - 0 .04%
Copart Inc
(d)
1,813 71
Core & Main Inc
(d)
246 13
Fastenal Co 2,076 83
Pool Corp 14 3
RB Global Inc 25 3
SiteOne Landscape Supply Inc
(d)
35 4
WW Grainger Inc 82 83
$ 260
Diversified Financial Services - 5 .63%
Ally Financial Inc 79 4
American Express Co 390 144
Ameriprise Financial Inc 185 91
Apollo Global Management Inc 632 92
Ares Management Corp 5,284 854
Blue Owl Capital Inc
(g)
1,378 21
Brookfield Asset Management Ltd 295 15
Charles Schwab Corp/The 327 33
Circle Internet Group Inc
(d)
19 2
Coinbase Global Inc
(d)
50 11
Credit Acceptance Corp
(d)
1 —
Freedom Holding Corp/NV
(d),(g)
37 5
Hamilton Lane Inc 63 8
Houlihan Lokey Inc 49 9
Interactive Brokers Group Inc - A Shares 54 3
Jefferies Financial Group Inc 90 6
Lazard Inc 42 2
LPL Financial Holdings Inc 175 63
Mastercard Inc 32,168 18,364
Rocket Cos Inc 50,894 985
SLM Corp 83 2
SoFi Technologies Inc
(d)
388 10
TPG Inc 273 17
Tradeweb Markets Inc 27,833 2,993
UWM Holdings Corp 108 —
Visa Inc 31,512 11,051
XP Inc 105 2
$ 34,787
Electric - 0 .03%
NRG Energy Inc 414 66
Vistra Corp 745 120
$ 186
Electrical Components & Equipment - 0 .60%
Generac Holdings Inc
(d)
27,257 3,717
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .58%
Amphenol Corp 71,684 $ 9,687
Jabil Inc 151 35
$ 9,722
Energy - Alternate Sources - 0 .00%
Enphase Energy Inc
(d)
281 9
Engineering & Construction - 0 .02%
Comfort Systems USA Inc 77 72
EMCOR Group Inc 33 20
MasTec Inc
(d)
29 6
TopBuild Corp
(d)
5 2
$ 100
Entertainment - 0 .55%
Churchill Downs Inc 122 14
DraftKings Inc
(d)
94,671 3,263
Flutter Entertainment PLC
(d)
288 62
Live Nation Entertainment Inc
(d)
348 50
TKO Group Holdings Inc 64 13
Vail Resorts Inc 63 8
$ 3,410
Environmental Control - 0 .55%
Tetra Tech Inc 120 4
Veralto Corp 31,879 3,181
Waste Management Inc 815 179
$ 3,364
Food - 0 .01%
Hershey Co/The 41 7
Performance Food Group Co
(d)
46 4
Sprouts Farmers Market Inc
(d)
215 17
Sysco Corp 565 42
$ 70
Healthcare - Products - 5 .83%
Boston Scientific Corp
(d)
560 53
Caris Life Sciences Inc
(d)
30 1
Danaher Corp 34,312 7,855
Exact Sciences Corp
(d)
23 2
IDEXX Laboratories Inc
(d)
176 119
Inspire Medical Systems Inc
(d)
60 6
Insulet Corp
(d)
154 44
Intuitive Surgical Inc
(d)
27,434 15,538
Masimo Corp
(d)
95 12
Natera Inc
(d)
16,237 3,719
Penumbra Inc
(d)
81 25
Repligen Corp
(d)
15 2
ResMed Inc 75 18
Stryker Corp 12,993 4,567
Tempus AI Inc
(d)
211 13
Waters Corp
(d)
68 26
West Pharmaceutical Services Inc 14,505 3,991
$ 35,991
Healthcare - Services - 1 .09%
Chemed Corp 3 1
Cigna Group/The 5,298 1,458
DaVita Inc
(d)
83 9
HCA Healthcare Inc 74 35
Medpace Holdings Inc
(d)
48 27
Molina Healthcare Inc
(d)
62 11
Sotera Health Co
(d)
43 1
UnitedHealth Group Inc 15,778 5,208
$ 6,750
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
35 4
Somnigroup International Inc 444 40
$ 44
Insurance - 0 .86%
Aon PLC 426 150
Arthur J Gallagher & Co 37 10
Brown & Brown Inc 71 6
Equitable Holdings Inc 662 31

Schedule of Investments
LargeCap Growth Account I
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Group Ltd 13 $ 4
Kinsale Capital Group Inc 48 19
Markel Group Inc
(d)
6 13
Marsh & McLennan Cos Inc 128 24
Progressive Corp/The 22,043 5,019
RLI Corp 14 1
Ryan Specialty Holdings Inc 233 12
$ 5,289
Internet - 20 .53%
Airbnb Inc
(d)
936 127
Alphabet Inc - A Shares 95,890 30,014
Alphabet Inc - C Shares 27,005 8,474
Amazon.com Inc
(d)
117,999 27,236
AppLovin Corp
(d)
5,481 3,693
Booking Holdings Inc 908 4,863
CDW Corp/DE 23 3
Chewy Inc
(d)
478 16
Coupang Inc
(d)
98,591 2,326
DoorDash Inc - Class A
(d)
13,464 3,049
Etsy Inc
(d)
125 7
Expedia Group Inc 258 73
Gen Digital Inc 144 4
GoDaddy Inc
(d)
295 37
Lyft Inc
(d)
145 3
MercadoLibre Inc
(d)
1,930 3,887
Meta Platforms Inc 34,183 22,564
Netflix Inc
(d)
121,478 11,389
Palo Alto Networks Inc
(d)
1,480 273
Pinterest Inc
(d)
639 17
Reddit Inc
(d)
273 63
Robinhood Markets Inc
(d)
217 24
Roku Inc
(d)
41 4
Shopify Inc
(d)
15,977 2,572
Spotify Technology SA
(d)
339 197
Trump Media & Technology Group Corp
(d)
218 3
Uber Technologies Inc
(d)
71,273 5,824
Wayfair Inc
(d)
38 4
$ 126,746
Iron & Steel - 0 .00%
Carpenter Technology Corp 19 6
Steel Dynamics Inc 29 5
$ 11
Leisure Products & Services - 0 .04%
Carnival Corp 730 22
Norwegian Cruise Line Holdings Ltd
(d)
881 20
Planet Fitness Inc
(d)
184 20
Royal Caribbean Cruises Ltd 557 156
Viking Holdings Ltd
(d)
383 27
$ 245
Lodging - 1 .30%
Choice Hotels International Inc
(g)
24 3
Hilton Worldwide Holdings Inc 27,357 7,858
Las Vegas Sands Corp 674 44
Marriott International Inc/MD 378 117
Travel + Leisure Co 45 3
Wyndham Hotels & Resorts Inc 141 11
$ 8,036
Machinery - Construction & Mining - 0 .10%
BWX Technologies Inc 39 7
Caterpillar Inc 125 71
GE Vernova Inc 603 394
Vertiv Holdings Co 838 136
$ 608
Machinery - Diversified - 0 .31%
Ingersoll Rand Inc 24,065 1,907
Rockwell Automation Inc 21 8
$ 1,915
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .00%
FactSet Research Systems Inc 8 $ 2
Liberty Broadband Corp - A Shares
(d)
12 1
Liberty Broadband Corp - C Shares
(d)
57 3
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
21 2
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
145 14
Nexstar Media Group Inc 5 1
$ 23
Metal Fabrication & Hardware - 0 .00%
RBC Bearings Inc
(d)
15 7
Mining - 0 .00%
Anglogold Ashanti Plc 128 11
Miscellaneous Manufacturers - 0 .97%
3M Co 188 30
Axon Enterprise Inc
(d)
164 93
Entegris Inc 41,845 3,526
Fabrinet
(d)
5,045 2,297
Illinois Tool Works Inc 208 51
$ 5,997
Oil & Gas - 0 .01%
HF Sinclair Corp 46 2
Phillips 66 64 8
Texas Pacific Land Corp 127 37
$ 47
Oil & Gas Services - 0 .00%
SLB Ltd 265 10
Pharmaceuticals - 1 .93%
AbbVie Inc 3,905 892
Bristol-Myers Squibb Co 864 47
Cardinal Health Inc 263 54
Cencora Inc 403 136
Corcept Therapeutics Inc
(d)
206 7
Dexcom Inc
(d)
861 57
Eli Lilly & Co 9,639 10,359
McKesson Corp 255 209
Neurocrine Biosciences Inc
(d)
181 26
Zoetis Inc 784 99
$ 11,886
Pipelines - 0 .02%
Cheniere Energy Inc 208 40
Targa Resources Corp 467 86
Williams Cos Inc/The 143 9
$ 135
Private Equity - 0 .05%
Blackstone Inc 1,635 252
KKR & Co Inc 372 47
$ 299
Real Estate - 0 .60%
CBRE Group Inc
(d)
73 12
CoStar Group Inc
(d)
54,636 3,673
Jones Lang LaSalle Inc
(d)
29 10
$ 3,695
REITs - 0 .04%
American Tower Corp 1,031 181
Lamar Advertising Co 189 24
Public Storage 46 12
Simon Property Group Inc 158 29
Sun Communities Inc 52 6
UDR Inc 52 2
$ 254
Retail - 1 .73%
AutoZone Inc
(d)
6 20
BJ's Wholesale Club Holdings Inc
(d)
47 4
Burlington Stores Inc
(d)
138 40
Carvana Co
(d)
297 125
Casey's General Stores Inc 12 7
Cava Group Inc
(d)
210 12

Schedule of Investments
LargeCap Growth Account I
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Chipotle Mexican Grill Inc
(d)
67,506 $ 2,497
Costco Wholesale Corp 7,607 6,560
Darden Restaurants Inc 244 45
Domino's Pizza Inc 21 9
Dutch Bros Inc
(d)
258 16
Ferguson Enterprises Inc 25 6
Floor & Decor Holdings Inc
(d)
81 5
Freshpet Inc
(d)
39 2
Home Depot Inc/The 1,672 575
Lithia Motors Inc 6 2
Lululemon Athletica Inc
(d)
131 27
McDonald's Corp 88 27
Murphy USA Inc 37 15
O'Reilly Automotive Inc
(d)
1,706 156
Restaurant Brands International Inc 454 31
RH
(d)
8 1
Ross Stores Inc 139 25
Starbucks Corp 330 28
Texas Roadhouse Inc 145 24
TJX Cos Inc/The 1,232 189
Tractor Supply Co 1,171 59
Ulta Beauty Inc
(d)
24 15
Walmart Inc 958 107
Wendy's Co/The 208 2
Williams-Sonoma Inc 43 8
Wingstop Inc 60 14
Yum! Brands Inc 206 31
$ 10,684
Semiconductors - 16 .47%
Advanced Micro Devices Inc
(d)
4,456 955
Applied Materials Inc 501 129
Astera Labs Inc
(d)
277 46
Broadcom Inc 86,444 29,919
KLA Corp 290 352
Lam Research Corp 2,768 474
Lattice Semiconductor Corp
(d)
40,238 2,961
MACOM Technology Solutions Holdings Inc
(d)
38 6
Marvell Technology Inc 62,145 5,281
Monolithic Power Systems Inc 102 92
NVIDIA Corp 318,949 59,484
Onto Innovation Inc
(d)
26 4
QUALCOMM Inc 543 93
Texas Instruments Inc 819 142
Tower Semiconductor Ltd
(d)
14,814 1,739
$ 101,677
Software - 19 .85%
Adobe Inc
(d)
921 322
Appfolio Inc
(d)
49 11
Atlassian Corp
(d)
364 59
Autodesk Inc
(d)
16,668 4,934
Bentley Systems Inc 352 13
Broadridge Financial Solutions Inc 232 52
Bullish
(d),(g)
12 1
Cadence Design Systems Inc
(d)
13,456 4,206
Cloudflare Inc
(d)
690 136
Confluent Inc
(d)
631 19
Datadog Inc
(d)
51,147 6,956
Dayforce Inc
(d)
32 2
Docusign Inc
(d)
334 23
DoubleVerify Holdings Inc
(d)
191 2
Doximity Inc
(d)
297 13
Dropbox Inc - A Shares
(d)
107 3
Duolingo Inc
(d)
82 14
Dynatrace Inc
(d)
646 28
Elastic NV
(d)
202 15
Fair Isaac Corp
(d)
2,956 4,998
Fiserv Inc
(d)
325 22
Gitlab Inc
(d)
305 11
Guidewire Software Inc
(d)
186 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
HubSpot Inc
(d)
13,133 $ 5,270
Intuit Inc 23,818 15,778
Magic Leap Inc
(d),(e),(f)
371 —
Manhattan Associates Inc
(d)
131 23
Microsoft Corp 120,258 58,160
MongoDB Inc
(d)
6,517 2,735
MSCI Inc 79 45
nCino Inc
(d)
44 1
Nutanix Inc
(d)
150 8
Oracle Corp 3,711 723
Palantir Technologies Inc
(d)
4,816 856
Paychex Inc 222 25
Paycom Software Inc 62 10
Pegasystems Inc 70 4
Procore Technologies Inc
(d)
252 18
PTC Inc
(d)
31 5
RingCentral Inc
(d)
177 5
ROBLOX Corp
(d)
1,367 111
Salesforce Inc 229 61
Samsara Inc
(d)
116,202 4,119
SentinelOne Inc
(d)
493 7
ServiceNow Inc
(d)
61,569 9,432
Snowflake Inc - Class A
(d)
723 159
Strategy Inc
(d),(g)
36 6
Stripe Inc - Class B
(d),(e),(f)
5,754 238
Synopsys Inc
(d)
298 140
Take-Two Interactive Software Inc
(d)
135 35
Teradata Corp
(d)
64 2
Twilio Inc
(d)
58 8
Tyler Technologies Inc
(d)
78 35
Unity Software Inc
(d)
54 2
Veeva Systems Inc
(d)
11,479 2,563
Workday Inc
(d)
474 102
$ 122,563
Telecommunications - 1 .32%
Arista Networks Inc
(d)
45,704 5,989
AST SpaceMobile Inc
(d),(g)
447 32
Ciena Corp
(d)
8,683 2,031
GCI Liberty Inc - Class A
(d)
2 —
GCI Liberty Inc - Class C
(d)
19 1
Iridium Communications Inc 28 —
Motorola Solutions Inc 154 59
Ubiquiti Inc 9 5
$ 8,117
Transportation - 0 .01%
Old Dominion Freight Line Inc 25 4
Union Pacific Corp 103 24
XPO Inc
(d)
57 8
$ 36
TOTAL COMMON STOCKS $ 597,965
Total Investments $ 617,433
Other Assets and Liabilities -  0.00% (19)
TOTAL NET ASSETS - 100.00% $ 617,414
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $77 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Account I
December 31, 2025
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $74 or 0.01% of net assets.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 12,206 $ 245,259 $ 240,402 $ 17,063
$ 12,206 $ 245,259 $ 240,402 $ 17,063
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 538 $ — $ — $ —
$ 538 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 182 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 228 263 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 306 75 0.01%
Sila Nano Series F   0.00% 01/07/2021 204 90 0.01%
Stripe Inc - Class B 12/17/2019 90 238 0.04%
Waymo LLC Series A-2   0.00% 05/08/2020 214 386 0.06%
Total $ 1,052 0.17%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2026 Long 13 $ 4,480 $ (38)
Total $ (38)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 1 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .89%
iShares Core S&P 500 ETF 31,216 $ 21,381
Money Market Funds - 0 .39%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
151,936 152
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(c)
9,132,570 9,133
$ 9,285
TOTAL INVESTMENT COMPANIES $ 30,666
COMMON STOCKS - 98 .84 % Shares Held Value (000's)
Advertising - 0 .07%
Omnicom Group Inc 12,896 $ 1,041
Trade Desk Inc/The
(d)
17,801 676
$ 1,717
Aerospace & Defense - 2 .05%
Boeing Co/The
(d)
31,654 6,873
General Dynamics Corp 10,248 3,450
General Electric Co 42,642 13,135
Howmet Aerospace Inc 16,254 3,332
L3Harris Technologies Inc 7,562 2,220
Lockheed Martin Corp 8,232 3,982
Northrop Grumman Corp 5,424 3,093
RTX Corp 54,199 9,940
TransDigm Group Inc 2,277 3,028
$ 49,053
Agriculture - 0 .65%
Altria Group Inc 67,861 3,913
Archer-Daniels-Midland Co 19,428 1,117
Bunge Global SA 5,472 487
Philip Morris International Inc 62,928 10,094
$ 15,611
Airlines - 0 .17%
Delta Air Lines Inc 26,222 1,820
Southwest Airlines Co 20,907 864
United Airlines Holdings Inc
(d)
13,088 1,463
$ 4,147
Apparel - 0 .22%
Deckers Outdoor Corp
(d)
5,892 611
NIKE Inc 48,077 3,063
Ralph Lauren Corp 1,566 554
Tapestry Inc 8,274 1,057
$ 5,285
Automobile Manufacturers - 2 .57%
Cummins Inc 5,579 2,848
Ford Motor Co 158,208 2,075
General Motors Co 37,712 3,067
PACCAR Inc 21,232 2,325
Tesla Inc
(d)
113,591 51,084
$ 61,399
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
8,735 665
Banks - 4 .66%
Bank of America Corp 271,587 14,937
Bank of New York Mellon Corp/The 28,191 3,273
Citigroup Inc 72,333 8,440
Citizens Financial Group Inc 17,363 1,014
Fifth Third Bancorp 26,722 1,251
Goldman Sachs Group Inc/The 12,125 10,658
Huntington Bancshares Inc/OH 63,556 1,103
JPMorgan Chase & Co 110,048 35,460
KeyCorp 37,555 775
M&T Bank Corp 6,214 1,252
Morgan Stanley 48,829 8,668
Northern Trust Corp 7,646 1,044
PNC Financial Services Group Inc/The 15,854 3,309
Regions Financial Corp 35,449 961
State Street Corp 11,292 1,457
Truist Financial Corp 51,714 2,545
US Bancorp 62,839 3,353
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 126,899 $ 11,827
$ 111,327
Beverages - 1 .00%
Brown-Forman Corp - B Shares 7,120 186
Coca-Cola Co/The 156,504 10,941
Constellation Brands Inc 5,699 786
Keurig Dr Pepper Inc 54,921 1,538
Molson Coors Beverage Co 6,845 320
Monster Beverage Corp
(d)
28,831 2,210
PepsiCo Inc 55,275 7,933
$ 23,914
Biotechnology - 1 .05%
Amgen Inc 21,768 7,125
Biogen Inc
(d)
5,929 1,044
Corteva Inc 27,318 1,831
Gilead Sciences Inc 50,155 6,156
Incyte Corp
(d)
6,665 658
Moderna Inc
(d)
14,055 415
Regeneron Pharmaceuticals Inc 4,075 3,145
Vertex Pharmaceuticals Inc
(d)
10,257 4,650
$ 25,024
Building Materials - 0 .68%
Builders FirstSource Inc
(d)
4,469 460
Carrier Global Corp 32,005 1,691
CRH PLC 27,095 3,381
Johnson Controls International plc 24,706 2,958
Lennox International Inc 1,291 627
Martin Marietta Materials Inc 2,438 1,518
Masco Corp 8,397 533
Trane Technologies PLC 8,964 3,489
Vulcan Materials Co 5,342 1,524
$ 16,181
Chemicals - 0 .90%
Air Products and Chemicals Inc 8,996 2,222
Albemarle Corp 4,757 673
CF Industries Holdings Inc 6,306 488
Dow Inc 28,732 672
DuPont de Nemours Inc 16,936 681
Ecolab Inc 10,306 2,705
International Flavors & Fragrances Inc 10,353 698
Linde PLC 18,877 8,049
LyondellBasell Industries NV 10,408 451
Mosaic Co/The 12,834 309
PPG Industries Inc 9,072 929
Qnity Electronics Inc 8,466 691
Sherwin-Williams Co/The 9,320 3,020
$ 21,588
Commercial Services - 1 .23%
Automatic Data Processing Inc 16,351 4,206
Block Inc
(d)
22,140 1,441
Cintas Corp 13,809 2,597
Corpay Inc
(d)
2,829 851
Equifax Inc 4,948 1,074
Global Payments Inc 9,571 741
Moody's Corp 6,203 3,169
PayPal Holdings Inc 37,825 2,208
Quanta Services Inc 6,027 2,544
Rollins Inc 11,867 712
S&P Global Inc 12,533 6,550
United Rentals Inc 2,573 2,082
Verisk Analytics Inc 5,635 1,260
$ 29,435
Computers - 8 .46%
Accenture PLC - Class A 25,069 6,726
Apple Inc 597,334 162,391
Cognizant Technology Solutions Corp 19,512 1,620
Crowdstrike Holdings Inc
(d)
10,144 4,755
Dell Technologies Inc 12,185 1,534

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
2,234 $ 458
Fortinet Inc
(d)
25,554 2,029
Gartner Inc
(d)
2,914 735
Hewlett Packard Enterprise Co 53,337 1,281
HP Inc 37,787 842
International Business Machines Corp 37,786 11,193
Leidos Holdings Inc 5,169 932
NetApp Inc 8,070 864
Sandisk Corp/DE
(d)
5,627 1,336
Seagate Technology Holdings PLC 8,806 2,425
Super Micro Computer Inc
(d)
20,273 593
Western Digital Corp 13,822 2,381
$ 202,095
Consumer Products - 0 .14%
Avery Dennison Corp 3,125 568
Church & Dwight Co Inc 9,708 814
Clorox Co/The 4,932 497
Kimberly-Clark Corp 13,416 1,354
$ 3,233
Cosmetics & Personal Care - 0 .77%
Colgate-Palmolive Co 32,586 2,575
Estee Lauder Cos Inc/The 9,939 1,041
Kenvue Inc 77,447 1,336
Procter & Gamble Co/The
(e)
94,463 13,537
$ 18,489
Distribution & Wholesale - 0 .22%
Copart Inc
(d)
35,994 1,409
Fastenal Co 46,407 1,862
Pool Corp 1,326 304
WW Grainger Inc 1,769 1,785
$ 5,360
Diversified Financial Services - 3 .93%
American Express Co 21,720 8,035
Ameriprise Financial Inc 3,755 1,841
Apollo Global Management Inc 18,770 2,717
Ares Management Corp 8,327 1,346
Blackrock Inc 5,832 6,242
Capital One Financial Corp 25,701 6,229
Cboe Global Markets Inc 4,229 1,062
Charles Schwab Corp/The 67,524 6,746
CME Group Inc 14,576 3,980
Coinbase Global Inc
(d)
9,222 2,085
Franklin Resources Inc 12,424 297
Interactive Brokers Group Inc - A Shares 18,004 1,158
Intercontinental Exchange Inc 23,050 3,733
Invesco Ltd 17,994 473
Mastercard Inc 33,148 18,924
Nasdaq Inc 18,236 1,771
Raymond James Financial Inc 7,128 1,145
Synchrony Financial 14,561 1,215
T Rowe Price Group Inc 8,823 903
Visa Inc 68,223 23,927
$ 93,829
Electric - 2 .10%
AES Corp/The 28,793 413
Alliant Energy Corp 10,390 675
Ameren Corp 10,934 1,092
American Electric Power Co Inc 21,637 2,495
CenterPoint Energy Inc 26,393 1,012
CMS Energy Corp 12,301 860
Consolidated Edison Inc 14,590 1,449
Constellation Energy Corp 12,625 4,460
Dominion Energy Inc 34,519 2,023
DTE Energy Co 8,395 1,083
Duke Energy Corp 31,438 3,685
Edison International 15,556 934
Entergy Corp 18,053 1,669
Evergy Inc 9,306 675
Eversource Energy 15,166 1,021
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 40,841 $ 1,780
FirstEnergy Corp 21,016 941
NextEra Energy Inc 84,189 6,759
NRG Energy Inc 7,748 1,234
PG&E Corp 88,851 1,428
Pinnacle West Capital Corp 4,837 429
PPL Corp 29,904 1,047
Public Service Enterprise Group Inc 20,179 1,620
Sempra 26,384 2,329
Southern Co/The 44,511 3,881
Vistra Corp 12,876 2,077
WEC Energy Group Inc 13,149 1,387
Xcel Energy Inc 23,915 1,766
$ 50,224
Electrical Components & Equipment - 0 .43%
AMETEK Inc 9,306 1,911
Eaton Corp PLC 15,702 5,001
Emerson Electric Co 22,712 3,014
Generac Holdings Inc
(d)
2,373 324
$ 10,250
Electronics - 0 .93%
Allegion plc 3,476 553
Amphenol Corp 49,481 6,687
Fortive Corp 12,840 709
Garmin Ltd 6,610 1,341
Honeywell International Inc 25,666 5,007
Hubbell Inc 2,149 954
Jabil Inc 4,319 985
Keysight Technologies Inc
(d)
6,948 1,412
Mettler-Toledo International Inc
(d)
826 1,151
TE Connectivity PLC 11,893 2,706
Trimble Inc
(d)
9,619 754
$ 22,259
Energy - Alternate Sources - 0 .05%
First Solar Inc
(d)
4,337 1,133
Engineering & Construction - 0 .13%
Comfort Systems USA Inc 1,421 1,326
EMCOR Group Inc 1,810 1,108
Jacobs Solutions Inc 4,833 640
$ 3,074
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
6,382 910
TKO Group Holdings Inc 2,681 560
$ 1,470
Environmental Control - 0 .28%
Pentair PLC 6,616 689
Republic Services Inc 8,135 1,724
Veralto Corp 10,035 1,001
Waste Management Inc 14,984 3,292
$ 6,706
Food - 0 .48%
Campbell's Company/The 7,944 221
Conagra Brands Inc 19,338 335
General Mills Inc 21,564 1,003
Hershey Co/The 5,989 1,090
Hormel Foods Corp 11,785 279
J M Smucker Co/The 4,314 422
Kraft Heinz Co/The 34,453 836
Kroger Co/The 24,645 1,540
Lamb Weston Holdings Inc 5,635 236
McCormick & Co Inc/MD 10,236 697
Mondelez International Inc 52,163 2,808
Sysco Corp 19,357 1,426
Tyson Foods Inc 11,443 671
$ 11,564
Forest Products & Paper - 0 .04%
International Paper Co 21,347 841

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 6,490 $ 1,088
NiSource Inc 19,290 805
$ 1,893
Hand & Machine Tools - 0 .05%
Snap-on Inc 2,103 725
Stanley Black & Decker Inc 6,259 465
$ 1,190
Healthcare - Products - 2 .66%
Abbott Laboratories 70,295 8,807
Agilent Technologies Inc 11,460 1,559
Align Technology Inc
(d)
2,697 421
Baxter International Inc 20,780 397
Bio-Techne Corp 6,299 371
Boston Scientific Corp
(d)
59,926 5,714
Cooper Cos Inc/The
(d)
8,038 659
Danaher Corp 25,414 5,818
Edwards Lifesciences Corp
(d)
23,460 2,000
GE HealthCare Technologies Inc 18,415 1,511
Hologic Inc
(d)
8,996 670
IDEXX Laboratories Inc
(d)
3,229 2,185
Insulet Corp
(d)
2,844 808
Intuitive Surgical Inc
(d)
14,331 8,117
Medtronic PLC 51,848 4,981
ResMed Inc 5,901 1,421
Revvity Inc 4,584 444
Solventum Corp
(d)
5,960 472
STERIS PLC 3,968 1,006
Stryker Corp 13,914 4,890
Thermo Fisher Scientific Inc 15,189 8,801
Waters Corp
(d)
2,407 914
West Pharmaceutical Services Inc 2,908 800
Zimmer Biomet Holdings Inc 8,010 720
$ 63,486
Healthcare - Services - 1 .16%
Centene Corp
(d)
18,875 777
Charles River Laboratories International Inc
(d)
1,990 397
Cigna Group/The 10,797 2,972
DaVita Inc
(d)
1,428 162
Elevance Health Inc 8,985 3,150
HCA Healthcare Inc 6,458 3,015
Humana Inc 4,863 1,245
IQVIA Holdings Inc
(d)
6,883 1,551
Labcorp Holdings Inc 3,352 841
Molina Healthcare Inc
(d)
2,078 361
Quest Diagnostics Inc 4,498 780
UnitedHealth Group Inc 36,620 12,089
Universal Health Services Inc 2,233 487
$ 27,827
Home Builders - 0 .18%
DR Horton Inc 11,072 1,595
Lennar Corp - A Shares 8,723 897
NVR Inc
(d)
115 838
PulteGroup Inc 7,880 924
$ 4,254
Insurance - 3 .31%
Aflac Inc 19,068 2,103
Allstate Corp/The 10,578 2,202
American International Group Inc 21,812 1,866
Aon PLC 8,689 3,066
Arch Capital Group Ltd
(d)
14,598 1,400
Arthur J Gallagher & Co 10,380 2,686
Assurant Inc 2,025 488
Berkshire Hathaway Inc - Class B
(d)
74,130 37,262
Brown & Brown Inc 11,868 946
Chubb Ltd 14,796 4,618
Cincinnati Financial Corp 6,308 1,030
Erie Indemnity Co 1,026 294
Everest Group Ltd 1,696 576
Globe Life Inc 3,219 450
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 11,265 $ 1,552
Loews Corp 6,851 722
Marsh & McLennan Cos Inc 19,806 3,674
MetLife Inc 22,375 1,766
Principal Financial Group Inc 8,082 713
Progressive Corp/The 23,705 5,398
Prudential Financial Inc 14,150 1,597
Travelers Cos Inc/The 9,018 2,616
W R Berkley Corp 12,135 851
Willis Towers Watson PLC 3,871 1,272
$ 79,148
Internet - 14 .22%
Airbnb Inc
(d)
17,192 2,333
Alphabet Inc - A Shares 235,193 73,615
Alphabet Inc - C Shares 187,977 58,987
Amazon.com Inc
(d)
393,257 90,772
AppLovin Corp
(d)
10,943 7,374
Booking Holdings Inc 1,304 6,983
CDW Corp/DE 5,264 717
DoorDash Inc - Class A
(d)
15,111 3,422
eBay Inc 18,273 1,592
Expedia Group Inc 4,731 1,340
F5 Inc
(d)
2,330 595
Gen Digital Inc 22,686 617
GoDaddy Inc
(d)
5,464 678
Match Group Inc 9,544 308
Meta Platforms Inc 88,039 58,114
Netflix Inc
(d)
171,295 16,061
Palo Alto Networks Inc
(d)
27,649 5,093
Robinhood Markets Inc
(d)
31,788 3,595
Uber Technologies Inc
(d)
83,997 6,863
VeriSign Inc 3,373 820
$ 339,879
Iron & Steel - 0 .10%
Nucor Corp 9,252 1,509
Steel Dynamics Inc 5,550 941
$ 2,450
Leisure Products & Services - 0 .19%
Carnival Corp 43,895 1,341
Norwegian Cruise Line Holdings Ltd
(d)
18,403 411
Royal Caribbean Cruises Ltd 10,251 2,859
$ 4,611
Lodging - 0 .29%
Hilton Worldwide Holdings Inc 9,397 2,699
Las Vegas Sands Corp 12,300 801
Marriott International Inc/MD 9,005 2,794
MGM Resorts International
(d)
8,291 302
Wynn Resorts Ltd 3,413 411
$ 7,007
Machinery - Construction & Mining - 0 .75%
Caterpillar Inc 18,919 10,838
GE Vernova Inc 10,969 7,169
$ 18,007
Machinery - Diversified - 0 .59%
Deere & Co 10,164 4,732
Dover Corp 5,545 1,083
IDEX Corp 3,026 538
Ingersoll Rand Inc 14,536 1,152
Nordson Corp 2,158 519
Otis Worldwide Corp 15,755 1,376
Rockwell Automation Inc 4,539 1,766
Westinghouse Air Brake Technologies Corp 6,912 1,475
Xylem Inc/NY 9,843 1,340
$ 13,981
Media - 0 .77%
Charter Communications Inc
(d)
3,558 743
Comcast Corp - Class A 146,923 4,391
FactSet Research Systems Inc 1,515 440

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 8,424 $ 615
Fox Corp - B Shares 6,000 390
News Corp - A Shares 15,139 395
News Corp - B Shares
(f)
4,991 148
Paramount Skydance Corp 12,562 168
Walt Disney Co/The 72,171 8,211
Warner Bros Discovery Inc
(d)
100,171 2,887
$ 18,388
Mining - 0 .31%
Freeport-McMoRan Inc 58,048 2,948
Newmont Corp 44,115 4,405
$ 7,353
Miscellaneous Manufacturers - 0 .60%
3M Co 21,475 3,438
A O Smith Corp 4,583 307
Axon Enterprise Inc
(d)
3,189 1,811
Illinois Tool Works Inc 10,673 2,629
Parker-Hannifin Corp 5,102 4,484
Teledyne Technologies Inc
(d)
1,897 969
Textron Inc 7,125 621
$ 14,259
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,048 497
Oil & Gas - 2 .21%
APA Corp 14,337 351
Chevron Corp 76,514 11,662
ConocoPhillips 49,954 4,676
Coterra Energy Inc 30,780 810
Devon Energy Corp 25,360 929
Diamondback Energy Inc 7,529 1,132
EOG Resources Inc 21,935 2,303
EQT Corp 25,229 1,352
Expand Energy Corp 9,629 1,063
Exxon Mobil Corp 170,480 20,516
Marathon Petroleum Corp 12,153 1,976
Occidental Petroleum Corp 29,073 1,195
Phillips 66 16,289 2,102
Texas Pacific Land Corp 2,343 673
Valero Energy Corp 12,331 2,007
$ 52,747
Oil & Gas Services - 0 .21%
Baker Hughes Co 39,890 1,817
Halliburton Co 34,024 961
SLB Ltd 60,391 2,318
$ 5,096
Packaging & Containers - 0 .12%
Amcor PLC 93,313 778
Ball Corp 10,834 574
Packaging Corp of America 3,613 745
Smurfit WestRock PLC 21,110 817
$ 2,914
Pharmaceuticals - 4 .64%
AbbVie Inc 71,445 16,324
Becton Dickinson & Co 11,588 2,249
Bristol-Myers Squibb Co 82,296 4,439
Cardinal Health Inc 9,605 1,974
Cencora Inc 7,838 2,647
CVS Health Corp 51,315 4,072
Dexcom Inc
(d)
15,767 1,046
Eli Lilly & Co 32,104 34,502
Henry Schein Inc
(d)
4,046 306
Johnson & Johnson 97,394 20,156
McKesson Corp 4,990 4,093
Merck & Co Inc 100,336 10,561
Pfizer Inc 229,845 5,723
Viatris Inc 46,561 580
Zoetis Inc 17,816 2,242
$ 110,914
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .36%
Kinder Morgan Inc 79,143 $ 2,176
ONEOK Inc 25,438 1,870
Targa Resources Corp 8,678 1,601
Williams Cos Inc/The 49,368 2,967
$ 8,614
Private Equity - 0 .34%
Blackstone Inc 29,851 4,601
KKR & Co Inc 27,744 3,537
$ 8,138
Real Estate - 0 .13%
CBRE Group Inc
(d)
11,851 1,905
CoStar Group Inc
(d)
17,131 1,152
$ 3,057
REITs - 1 .68%
Alexandria Real Estate Equities Inc 6,287 308
American Tower Corp 18,925 3,323
AvalonBay Communities Inc 5,718 1,037
BXP Inc 5,955 402
Camden Property Trust 4,302 474
Crown Castle Inc 17,605 1,565
Digital Realty Trust Inc 13,052 2,019
Equinix Inc 3,968 3,040
Equity Residential 13,997 882
Essex Property Trust Inc 2,604 681
Extra Space Storage Inc 8,581 1,117
Federal Realty Investment Trust 3,174 320
Healthpeak Properties Inc 28,100 452
Host Hotels & Resorts Inc 25,855 458
Invitation Homes Inc 22,800 634
Iron Mountain Inc 11,948 991
Kimco Realty Corp 27,377 555
Mid-America Apartment Communities Inc 4,734 658
Prologis Inc 37,549 4,793
Public Storage 6,384 1,657
Realty Income Corp 37,186 2,096
Regency Centers Corp 6,653 459
SBA Communications Corp 4,308 833
Simon Property Group Inc 13,198 2,443
UDR Inc 12,158 446
Ventas Inc 18,988 1,469
VICI Properties Inc 43,206 1,215
Welltower Inc 27,744 5,150
Weyerhaeuser Co 29,142 690
$ 40,167
Retail - 4 .12%
AutoZone Inc
(d)
673 2,283
Best Buy Co Inc 7,899 529
Carvana Co
(d)
5,716 2,412
Chipotle Mexican Grill Inc
(d)
53,454 1,978
Costco Wholesale Corp 17,916 15,450
Darden Restaurants Inc 4,703 865
Dollar General Corp 8,898 1,181
Dollar Tree Inc
(d)
7,669 943
Domino's Pizza Inc 1,257 524
Genuine Parts Co 5,624 692
Home Depot Inc/The 40,238 13,846
Lowe's Cos Inc 22,670 5,467
Lululemon Athletica Inc
(d)
4,363 907
McDonald's Corp 28,790 8,799
O'Reilly Automotive Inc
(d)
34,124 3,112
Ross Stores Inc 13,148 2,369
Starbucks Corp 45,960 3,870
Target Corp 18,370 1,796
TJX Cos Inc/The 44,991 6,911
Tractor Supply Co 21,362 1,068
Ulta Beauty Inc
(d)
1,813 1,097
Walmart Inc 177,266 19,749
Williams-Sonoma Inc 4,924 879

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 11,223 $ 1,698
$ 98,425
Semiconductors - 13 .95%
Advanced Micro Devices Inc
(d)
65,812 14,094
Analog Devices Inc 19,888 5,394
Applied Materials Inc 32,205 8,276
Broadcom Inc 190,900 66,070
Intel Corp
(d)
181,256 6,688
KLA Corp 5,312 6,454
Lam Research Corp 50,776 8,692
Microchip Technology Inc 21,847 1,392
Micron Technology Inc 45,374 12,950
Monolithic Power Systems Inc 1,937 1,756
NVIDIA Corp 982,326 183,204
NXP Semiconductors NV 10,175 2,209
ON Semiconductor Corp
(d)
16,267 881
QUALCOMM Inc 43,297 7,406
Skyworks Solutions Inc 6,009 381
Teradyne Inc 6,332 1,226
Texas Instruments Inc 36,732 6,373
$ 333,446
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 1,587 540
Software - 9 .87%
Adobe Inc
(d)
16,922 5,923
Akamai Technologies Inc
(d)
5,814 507
Autodesk Inc
(d)
8,611 2,549
Broadridge Financial Solutions Inc 4,719 1,053
Cadence Design Systems Inc
(d)
11,004 3,440
Datadog Inc
(d)
13,155 1,789
Dayforce Inc
(d)
6,468 447
Electronic Arts Inc 9,075 1,854
Fair Isaac Corp
(d)
959 1,621
Fidelity National Information Services Inc 20,935 1,392
Fiserv Inc
(d)
21,744 1,461
Intuit Inc 11,271 7,466
Jack Henry & Associates Inc 2,926 534
Microsoft Corp 300,455 145,306
MSCI Inc 3,038 1,743
Oracle Corp 67,992 13,252
Palantir Technologies Inc
(d)
92,343 16,414
Paychex Inc 13,095 1,469
Paycom Software Inc 1,976 315
PTC Inc
(d)
4,843 844
Roper Technologies Inc 4,352 1,937
Salesforce Inc 38,486 10,195
ServiceNow Inc
(d)
42,060 6,443
Synopsys Inc
(d)
7,508 3,527
Take-Two Interactive Software Inc
(d)
7,020 1,797
Tyler Technologies Inc
(d)
1,740 790
Workday Inc
(d)
8,771 1,884
$ 235,952
Telecommunications - 1 .72%
Arista Networks Inc
(d)
41,743 5,470
AT&T Inc 286,591 7,119
Cisco Systems Inc 159,305 12,271
Corning Inc 31,539 2,762
Motorola Solutions Inc 6,734 2,581
T-Mobile US Inc 19,444 3,948
Verizon Communications Inc 170,450 6,942
$ 41,093
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 5,388 442
Transportation - 0 .83%
CH Robinson Worldwide Inc 4,775 768
CSX Corp 75,278 2,729
Expeditors International of Washington Inc 5,418 807
FedEx Corp 8,776 2,535
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 3,041 $ 591
Norfolk Southern Corp 9,072 2,619
Old Dominion Freight Line Inc 7,439 1,167
Union Pacific Corp 23,980 5,547
United Parcel Service Inc 29,873 2,963
$ 19,726
Water - 0 .04%
American Water Works Co Inc 7,888 1,029
TOTAL COMMON STOCKS $ 2,362,403
Total Investments $ 2,393,069
Other Assets and Liabilities -  (0.12)% (2,915)
TOTAL NET ASSETS - 100.00% $ 2,390,154
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $152 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$8,864 or 0.37% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $146 or 0.01% of net assets.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 85,468 $ 522,873 $ 599,208 $ 9,133
$ 85,468 $ 522,873 $ 599,208 $ 9,133
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 1,907 $ — $ — $ —
$ 1,907 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2026 Long 29 $ 9,994 $ (107)
Total $ (107)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 5 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .76%
iShares Core S&P 500 ETF 1,316 $ 901
Money Market Funds - 4 .47%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
6,642 7
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(c)
5,320,165 5,320
$ 5,327
TOTAL INVESTMENT COMPANIES $ 6,228
COMMON STOCKS - 94 .22 % Shares Held Value (000's)
Advertising - 0 .07%
Omnicom Group Inc 613 $ 50
Trade Desk Inc/The
(d)
845 32
$ 82
Aerospace & Defense - 1 .96%
Boeing Co/The
(d)
1,501 326
General Dynamics Corp 486 164
General Electric Co 2,024 623
Howmet Aerospace Inc 772 158
L3Harris Technologies Inc 358 105
Lockheed Martin Corp 391 189
Northrop Grumman Corp 258 147
RTX Corp 2,571 472
TransDigm Group Inc 109 145
$ 2,329
Agriculture - 0 .62%
Altria Group Inc 3,223 186
Archer-Daniels-Midland Co 921 53
Bunge Global SA 260 23
Philip Morris International Inc 2,987 479
$ 741
Airlines - 0 .17%
Delta Air Lines Inc 1,243 86
Southwest Airlines Co 993 41
United Airlines Holdings Inc
(d)
620 70
$ 197
Apparel - 0 .21%
Deckers Outdoor Corp
(d)
280 29
NIKE Inc 2,281 145
Ralph Lauren Corp 75 27
Tapestry Inc 393 50
$ 251
Automobile Manufacturers - 2 .45%
Cummins Inc 265 135
Ford Motor Co 7,503 98
General Motors Co 1,790 146
PACCAR Inc 1,006 110
Tesla Inc
(d)
5,390 2,424
$ 2,913
Automobile Parts & Equipment - 0 .03%
Aptiv PLC
(d)
416 32
Banks - 4 .44%
Bank of America Corp 12,890 709
Bank of New York Mellon Corp/The 1,339 156
Citigroup Inc 3,434 401
Citizens Financial Group Inc 825 48
Fifth Third Bancorp 1,269 59
Goldman Sachs Group Inc/The 576 506
Huntington Bancshares Inc/OH 3,015 52
JPMorgan Chase & Co 5,223 1,683
KeyCorp 1,787 37
M&T Bank Corp 295 59
Morgan Stanley 2,318 412
Northern Trust Corp 363 50
PNC Financial Services Group Inc/The 753 157
Regions Financial Corp 1,683 46
State Street Corp 536 69
Truist Financial Corp 2,455 121
US Bancorp 2,983 159
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 6,023 $ 561
$ 5,285
Beverages - 0 .95%
Brown-Forman Corp - B Shares 336 9
Coca-Cola Co/The 7,428 519
Constellation Brands Inc 271 37
Keurig Dr Pepper Inc 2,606 73
Molson Coors Beverage Co 324 15
Monster Beverage Corp
(d)
1,367 105
PepsiCo Inc 2,624 377
$ 1,135
Biotechnology - 1 .00%
Amgen Inc 1,032 338
Biogen Inc
(d)
281 49
Corteva Inc 1,297 87
Gilead Sciences Inc 2,381 292
Incyte Corp
(d)
315 31
Moderna Inc
(d)
666 20
Regeneron Pharmaceuticals Inc 194 150
Vertex Pharmaceuticals Inc
(d)
487 221
$ 1,188
Building Materials - 0 .64%
Builders FirstSource Inc
(d)
211 22
Carrier Global Corp 1,520 80
CRH PLC 1,285 160
Johnson Controls International plc 1,173 141
Lennox International Inc 62 30
Martin Marietta Materials Inc 116 72
Masco Corp 400 25
Trane Technologies PLC 426 166
Vulcan Materials Co 253 72
$ 768
Chemicals - 0 .86%
Air Products and Chemicals Inc 426 105
Albemarle Corp 226 32
CF Industries Holdings Inc 300 23
Dow Inc 1,361 32
DuPont de Nemours Inc 802 32
Ecolab Inc 488 128
International Flavors & Fragrances Inc 491 33
Linde PLC 896 382
LyondellBasell Industries NV 494 21
Mosaic Co/The 611 15
PPG Industries Inc 432 44
Qnity Electronics Inc 400 33
Sherwin-Williams Co/The 443 144
$ 1,024
Commercial Services - 1 .18%
Automatic Data Processing Inc 777 200
Block Inc
(d)
1,051 68
Cintas Corp 656 123
Corpay Inc
(d)
134 40
Equifax Inc 235 51
Global Payments Inc 455 35
Moody's Corp 295 151
PayPal Holdings Inc 1,796 105
Quanta Services Inc 287 121
Rollins Inc 562 34
S&P Global Inc 595 311
United Rentals Inc 123 100
Verisk Analytics Inc 267 60
$ 1,399
Computers - 8 .06%
Accenture PLC - Class A 1,190 319
Apple Inc 28,348 7,707
Cognizant Technology Solutions Corp 927 77
Crowdstrike Holdings Inc
(d)
481 226
Dell Technologies Inc 579 73

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
EPAM Systems Inc
(d)
106 $ 22
Fortinet Inc
(d)
1,213 96
Gartner Inc
(d)
139 35
Hewlett Packard Enterprise Co 2,530 61
HP Inc 1,794 40
International Business Machines Corp 1,792 531
Leidos Holdings Inc 246 44
NetApp Inc 384 41
Sandisk Corp/DE
(d)
267 63
Seagate Technology Holdings PLC 418 115
Super Micro Computer Inc
(d)
962 28
Western Digital Corp 657 113
$ 9,591
Consumer Products - 0 .13%
Avery Dennison Corp 148 27
Church & Dwight Co Inc 461 39
Clorox Co/The 233 23
Kimberly-Clark Corp 636 64
$ 153
Cosmetics & Personal Care - 0 .74%
Colgate-Palmolive Co 1,547 122
Estee Lauder Cos Inc/The 470 49
Kenvue Inc 3,677 63
Procter & Gamble Co/The 4,484 643
$ 877
Distribution & Wholesale - 0 .21%
Copart Inc
(d)
1,705 67
Fastenal Co 2,203 88
Pool Corp 63 14
WW Grainger Inc 84 85
$ 254
Diversified Financial Services - 3 .74%
American Express Co 1,031 381
Ameriprise Financial Inc 179 88
Apollo Global Management Inc 889 129
Ares Management Corp 394 64
Blackrock Inc 277 297
Capital One Financial Corp 1,220 296
Cboe Global Markets Inc 200 50
Charles Schwab Corp/The 3,206 320
CME Group Inc 690 188
Coinbase Global Inc
(d)
436 99
Franklin Resources Inc 585 14
Interactive Brokers Group Inc - A Shares 853 55
Intercontinental Exchange Inc 1,095 177
Invesco Ltd 855 22
Mastercard Inc 1,574 899
Nasdaq Inc 866 84
Raymond James Financial Inc 339 54
Synchrony Financial 692 58
T Rowe Price Group Inc 419 43
Visa Inc 3,239 1,136
$ 4,454
Electric - 2 .00%
AES Corp/The 1,371 20
Alliant Energy Corp 491 32
Ameren Corp 517 52
American Electric Power Co Inc 1,026 118
CenterPoint Energy Inc 1,252 48
CMS Energy Corp 582 41
Consolidated Edison Inc 692 69
Constellation Energy Corp 599 212
Dominion Energy Inc 1,638 96
DTE Energy Co 397 51
Duke Energy Corp 1,491 175
Edison International 738 44
Entergy Corp 856 79
Evergy Inc 441 32
Eversource Energy 718 48
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 1,938 $ 84
FirstEnergy Corp 995 44
NextEra Energy Inc 3,995 321
NRG Energy Inc 368 58
PG&E Corp 4,217 68
Pinnacle West Capital Corp 227 20
PPL Corp 1,419 50
Public Service Enterprise Group Inc 957 77
Sempra 1,252 110
Southern Co/The 2,110 184
Vistra Corp 611 98
WEC Energy Group Inc 623 66
Xcel Energy Inc 1,133 84
$ 2,381
Electrical Components & Equipment - 0 .41%
AMETEK Inc 441 90
Eaton Corp PLC 746 238
Emerson Electric Co 1,078 143
Generac Holdings Inc
(d)
112 15
$ 486
Electronics - 0 .89%
Allegion plc 165 26
Amphenol Corp 2,347 317
Fortive Corp 610 34
Garmin Ltd 313 63
Honeywell International Inc 1,218 238
Hubbell Inc 102 45
Jabil Inc 204 46
Keysight Technologies Inc
(d)
329 67
Mettler-Toledo International Inc
(d)
40 56
TE Connectivity PLC 565 129
Trimble Inc
(d)
455 36
$ 1,057
Energy - Alternate Sources - 0 .05%
First Solar Inc
(d)
205 54
Engineering & Construction - 0 .12%
Comfort Systems USA Inc 67 62
EMCOR Group Inc 86 53
Jacobs Solutions Inc 229 30
$ 145
Entertainment - 0 .06%
Live Nation Entertainment Inc
(d)
301 43
TKO Group Holdings Inc 128 27
$ 70
Environmental Control - 0 .27%
Pentair PLC 314 33
Republic Services Inc 387 82
Veralto Corp 475 47
Waste Management Inc 710 156
$ 318
Food - 0 .46%
Campbell's Company/The 377 10
Conagra Brands Inc 918 16
General Mills Inc 1,025 48
Hershey Co/The 284 52
Hormel Foods Corp 560 13
J M Smucker Co/The 202 20
Kraft Heinz Co/The 1,635 40
Kroger Co/The 1,167 73
Lamb Weston Holdings Inc 266 11
McCormick & Co Inc/MD 485 33
Mondelez International Inc 2,476 133
Sysco Corp 917 67
Tyson Foods Inc 544 32
$ 548
Forest Products & Paper - 0 .03%
International Paper Co 1,012 40

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .08%
Atmos Energy Corp 307 $ 52
NiSource Inc 914 38
$ 90
Hand & Machine Tools - 0 .05%
Snap-on Inc 100 34
Stanley Black & Decker Inc 296 22
$ 56
Healthcare - Products - 2 .53%
Abbott Laboratories 3,337 418
Agilent Technologies Inc 544 74
Align Technology Inc
(d)
128 20
Baxter International Inc 984 19
Bio-Techne Corp 299 18
Boston Scientific Corp
(d)
2,845 271
Cooper Cos Inc/The
(d)
382 31
Danaher Corp 1,207 276
Edwards Lifesciences Corp
(d)
1,114 95
GE HealthCare Technologies Inc 875 72
Hologic Inc
(d)
425 32
IDEXX Laboratories Inc
(d)
154 104
Insulet Corp
(d)
134 38
Intuitive Surgical Inc
(d)
681 386
Medtronic PLC 2,459 236
ResMed Inc 280 67
Revvity Inc 218 21
Solventum Corp
(d)
281 22
STERIS PLC 188 48
Stryker Corp 659 232
Thermo Fisher Scientific Inc 721 418
Waters Corp
(d)
115 44
West Pharmaceutical Services Inc 138 38
Zimmer Biomet Holdings Inc 380 34
$ 3,014
Healthcare - Services - 1 .11%
Centene Corp
(d)
895 37
Charles River Laboratories International Inc
(d)
94 19
Cigna Group/The 511 141
DaVita Inc
(d)
67 8
Elevance Health Inc 427 150
HCA Healthcare Inc 307 143
Humana Inc 230 59
IQVIA Holdings Inc
(d)
326 73
Labcorp Holdings Inc 159 40
Molina Healthcare Inc
(d)
99 17
Quest Diagnostics Inc 214 37
UnitedHealth Group Inc 1,739 574
Universal Health Services Inc 106 23
$ 1,321
Home Builders - 0 .17%
DR Horton Inc 526 76
Lennar Corp - A Shares 414 42
NVR Inc
(d)
6 44
PulteGroup Inc 375 44
$ 206
Insurance - 3 .16%
Aflac Inc 906 100
Allstate Corp/The 503 105
American International Group Inc 1,036 89
Aon PLC 413 146
Arch Capital Group Ltd
(d)
693 66
Arthur J Gallagher & Co 491 127
Assurant Inc 96 23
Berkshire Hathaway Inc - Class B
(d)
3,519 1,769
Brown & Brown Inc 562 45
Chubb Ltd 703 219
Cincinnati Financial Corp 298 49
Erie Indemnity Co 49 14
Everest Group Ltd 81 28
Globe Life Inc 153 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Insurance Group Inc/The 535 $ 74
Loews Corp 324 34
Marsh & McLennan Cos Inc 941 175
MetLife Inc 1,062 84
Principal Financial Group Inc 384 34
Progressive Corp/The 1,125 256
Prudential Financial Inc 672 76
Travelers Cos Inc/The 429 124
W R Berkley Corp 575 40
Willis Towers Watson PLC 184 60
$ 3,758
Internet - 13 .55%
Airbnb Inc
(d)
817 111
Alphabet Inc - A Shares 11,162 3,494
Alphabet Inc - C Shares 8,922 2,800
Amazon.com Inc
(d)
18,662 4,308
AppLovin Corp
(d)
520 350
Booking Holdings Inc 62 332
CDW Corp/DE 250 34
DoorDash Inc - Class A
(d)
716 162
eBay Inc 868 76
Expedia Group Inc 225 64
F5 Inc
(d)
110 28
Gen Digital Inc 1,072 29
GoDaddy Inc
(d)
260 32
Match Group Inc 453 15
Meta Platforms Inc 4,177 2,757
Netflix Inc
(d)
8,130 762
Palo Alto Networks Inc
(d)
1,311 241
Robinhood Markets Inc
(d)
1,507 170
Uber Technologies Inc
(d)
3,987 326
VeriSign Inc 160 39
$ 16,130
Iron & Steel - 0 .10%
Nucor Corp 439 72
Steel Dynamics Inc 263 44
$ 116
Leisure Products & Services - 0 .18%
Carnival Corp 2,081 64
Norwegian Cruise Line Holdings Ltd
(d)
873 19
Royal Caribbean Cruises Ltd 485 135
$ 218
Lodging - 0 .28%
Hilton Worldwide Holdings Inc 446 128
Las Vegas Sands Corp 584 38
Marriott International Inc/MD 428 133
MGM Resorts International
(d)
390 14
Wynn Resorts Ltd 161 19
$ 332
Machinery - Construction & Mining - 0 .72%
Caterpillar Inc 898 514
GE Vernova Inc 521 341
$ 855
Machinery - Diversified - 0 .56%
Deere & Co 483 225
Dover Corp 263 51
IDEX Corp 143 25
Ingersoll Rand Inc 690 55
Nordson Corp 102 25
Otis Worldwide Corp 748 65
Rockwell Automation Inc 216 84
Westinghouse Air Brake Technologies Corp 328 70
Xylem Inc/NY 466 64
$ 664
Media - 0 .73%
Charter Communications Inc
(d)
169 35
Comcast Corp - Class A 6,973 209
FactSet Research Systems Inc 72 21

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - A Shares 401 $ 29
Fox Corp - B Shares 283 18
News Corp - A Shares 722 19
News Corp - B Shares
(e)
235 7
Paramount Skydance Corp 596 8
Walt Disney Co/The 3,426 390
Warner Bros Discovery Inc
(d)
4,753 137
$ 873
Mining - 0 .29%
Freeport-McMoRan Inc 2,755 140
Newmont Corp 2,094 209
$ 349
Miscellaneous Manufacturers - 0 .57%
3M Co 1,020 163
A O Smith Corp 218 15
Axon Enterprise Inc
(d)
151 86
Illinois Tool Works Inc 507 125
Parker-Hannifin Corp 243 214
Teledyne Technologies Inc
(d)
91 46
Textron Inc 339 29
$ 678
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
97 24
Oil & Gas - 2 .10%
APA Corp 685 17
Chevron Corp 3,632 554
ConocoPhillips 2,372 222
Coterra Energy Inc 1,463 38
Devon Energy Corp 1,204 44
Diamondback Energy Inc 358 54
EOG Resources Inc 1,042 109
EQT Corp 1,196 64
Expand Energy Corp 456 50
Exxon Mobil Corp 8,091 974
Marathon Petroleum Corp 577 94
Occidental Petroleum Corp 1,379 57
Phillips 66 774 100
Texas Pacific Land Corp 114 33
Valero Energy Corp 586 95
$ 2,505
Oil & Gas Services - 0 .20%
Baker Hughes Co 1,892 86
Halliburton Co 1,615 46
SLB Ltd 2,863 110
$ 242
Packaging & Containers - 0 .12%
Amcor PLC 4,421 37
Ball Corp 515 27
Packaging Corp of America 171 35
Smurfit WestRock PLC 1,000 39
$ 138
Pharmaceuticals - 4 .42%
AbbVie Inc 3,391 775
Becton Dickinson & Co 549 106
Bristol-Myers Squibb Co 3,906 211
Cardinal Health Inc 456 94
Cencora Inc 372 126
CVS Health Corp 2,433 193
Dexcom Inc
(d)
749 50
Eli Lilly & Co 1,524 1,638
Henry Schein Inc
(d)
193 15
Johnson & Johnson 4,623 957
McKesson Corp 237 194
Merck & Co Inc 4,763 501
Pfizer Inc 10,908 272
Viatris Inc 2,211 27
Zoetis Inc 846 106
$ 5,265
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .34%
Kinder Morgan Inc 3,752 $ 103
ONEOK Inc 1,205 89
Targa Resources Corp 412 76
Williams Cos Inc/The 2,343 141
$ 409
Private Equity - 0 .32%
Blackstone Inc 1,415 218
KKR & Co Inc 1,315 168
$ 386
Real Estate - 0 .12%
CBRE Group Inc
(d)
561 90
CoStar Group Inc
(d)
812 55
$ 145
REITs - 1 .60%
Alexandria Real Estate Equities Inc 297 15
American Tower Corp 898 158
AvalonBay Communities Inc 271 49
BXP Inc 280 19
Camden Property Trust 203 22
Crown Castle Inc 835 74
Digital Realty Trust Inc 618 96
Equinix Inc 189 145
Equity Residential 664 42
Essex Property Trust Inc 123 32
Extra Space Storage Inc 406 53
Federal Realty Investment Trust 150 15
Healthpeak Properties Inc 1,333 21
Host Hotels & Resorts Inc 1,228 22
Invitation Homes Inc 1,082 30
Iron Mountain Inc 567 47
Kimco Realty Corp 1,300 26
Mid-America Apartment Communities Inc 224 31
Prologis Inc 1,782 227
Public Storage 303 79
Realty Income Corp 1,764 99
Regency Centers Corp 313 22
SBA Communications Corp 204 39
Simon Property Group Inc 625 116
UDR Inc 580 21
Ventas Inc 900 70
VICI Properties Inc 2,049 58
Welltower Inc 1,315 244
Weyerhaeuser Co 1,385 33
$ 1,905
Retail - 3 .93%
AutoZone Inc
(d)
32 108
Best Buy Co Inc 374 25
Carvana Co
(d)
271 114
Chipotle Mexican Grill Inc
(d)
2,538 94
Costco Wholesale Corp 851 734
Darden Restaurants Inc 223 41
Dollar General Corp 421 56
Dollar Tree Inc
(d)
364 45
Domino's Pizza Inc 60 25
Genuine Parts Co 265 33
Home Depot Inc/The 1,910 657
Lowe's Cos Inc 1,075 259
Lululemon Athletica Inc
(d)
208 43
McDonald's Corp 1,367 418
O'Reilly Automotive Inc
(d)
1,620 148
Ross Stores Inc 625 113
Starbucks Corp 2,181 184
Target Corp 872 85
TJX Cos Inc/The 2,136 328
Tractor Supply Co 1,016 51
Ulta Beauty Inc
(d)
87 53
Walmart Inc 8,414 937
Williams-Sonoma Inc 233 42

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 532 $ 80
$ 4,673
Semiconductors - 13 .30%
Advanced Micro Devices Inc
(d)
3,122 669
Analog Devices Inc 944 256
Applied Materials Inc 1,529 393
Broadcom Inc 9,059 3,135
Intel Corp
(d)
8,601 317
KLA Corp 253 307
Lam Research Corp 2,411 413
Microchip Technology Inc 1,036 66
Micron Technology Inc 2,152 614
Monolithic Power Systems Inc 92 83
NVIDIA Corp 46,618 8,693
NXP Semiconductors NV 483 105
ON Semiconductor Corp
(d)
773 42
QUALCOMM Inc 2,056 352
Skyworks Solutions Inc 285 18
Teradyne Inc 301 58
Texas Instruments Inc 1,744 303
$ 15,824
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 75 25
Software - 9 .41%
Adobe Inc
(d)
804 281
Akamai Technologies Inc
(d)
275 24
Autodesk Inc
(d)
409 121
Broadridge Financial Solutions Inc 224 50
Cadence Design Systems Inc
(d)
521 163
Datadog Inc
(d)
623 85
Dayforce Inc
(d)
305 21
Electronic Arts Inc 431 88
Fair Isaac Corp
(d)
46 78
Fidelity National Information Services Inc 994 66
Fiserv Inc
(d)
1,033 69
Intuit Inc 535 354
Jack Henry & Associates Inc 138 25
Microsoft Corp
(f)
14,260 6,896
MSCI Inc 145 83
Oracle Corp 3,226 629
Palantir Technologies Inc
(d)
4,382 779
Paychex Inc 620 70
Paycom Software Inc 94 15
PTC Inc
(d)
229 40
Roper Technologies Inc 207 92
Salesforce Inc 1,827 484
ServiceNow Inc
(d)
2,010 308
Synopsys Inc
(d)
357 168
Take-Two Interactive Software Inc
(d)
333 85
Tyler Technologies Inc
(d)
83 38
Workday Inc
(d)
415 89
$ 11,201
Telecommunications - 1 .64%
Arista Networks Inc
(d)
1,980 259
AT&T Inc 13,602 338
Cisco Systems Inc 7,561 582
Corning Inc 1,496 131
Motorola Solutions Inc 320 123
T-Mobile US Inc 923 187
Verizon Communications Inc 8,090 330
$ 1,950
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 253 21
Transportation - 0 .79%
CH Robinson Worldwide Inc 226 36
CSX Corp 3,574 130
Expeditors International of Washington Inc 258 38
FedEx Corp 416 120
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 145 $ 28
Norfolk Southern Corp 430 124
Old Dominion Freight Line Inc 354 56
Union Pacific Corp 1,137 263
United Parcel Service Inc 1,416 141
$ 936
Water - 0 .04%
American Water Works Co Inc 373 49
TOTAL COMMON STOCKS $ 112,130
Total Investments $ 118,358
Other Assets and Liabilities -  0.55% 656
TOTAL NET ASSETS - 100.00% $ 119,014
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7 or 0.01%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6 or 0.01% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,309 or 1.94% of net assets.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 10,999 $ 44,790 $ 50,469 $ 5,320
$ 10,999 $ 44,790 $ 50,469 $ 5,320
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 281 $ — $ — $ —
$ 281 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2026 Long 2 $ 689 $ (7)
Total $ (7)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0.69% Shares Held Value (000's)
Money Market Funds - 0.69%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
90,600 $ 91
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b),(c)
3,912,601 3,913
$ 4,004
TOTAL INVESTMENT COMPANIES $ 4,004
COMMON STOCKS - 99.64% Shares Held Value (000's)
Aerospace & Defense - 10.14%
HEICO Corp - Class A 118,884 $ 30,010
TransDigm Group Inc 21,821 29,018
$ 59,028
Building Materials - 7.94%
Eagle Materials Inc 4,156 859
Martin Marietta Materials Inc 29,657 18,466
Vulcan Materials Co 94,187 26,864
$ 46,189
Chemicals - 1.74%
Air Products and Chemicals Inc 16,577 4,095
Perimeter Solutions Inc
(d)
150,568 4,145
Sherwin-Williams Co/The 5,841 1,893
$ 10,133
Commercial Services - 1.95%
Ashtead Group PLC ADR 46,504 3,290
Moody's Corp 3,595 1,836
Toast Inc
(d)
83,729 2,973
Verisk Analytics Inc 14,546 3,254
$ 11,353
Distribution & Wholesale - 4.18%
Copart Inc
(d)
475,574 18,619
Fastenal Co 142,693 5,726
$ 24,345
Diversified Financial Services - 4.06%
Ares Management Corp 50,901 8,227
Brookfield Asset Management Ltd 102,248 5,357
Brookfield Wealth Solutions Ltd
(d)
4,394 202
LPL Financial Holdings Inc 27,566 9,845
$ 23,631
Electric - 4.15%
Brookfield Infrastructure Partners LP 513,973 17,855
Brookfield Renewable Corp
(e)
47,822 1,834
Brookfield Renewable Partners LP 166,367 4,487
$ 24,176
Electrical Components & Equipment - 0.88%
AMETEK Inc 24,881 5,108
Electronics - 1.02%
Mettler-Toledo International Inc
(d)
4,261 5,941
Entertainment - 4.14%
Liberty Live Holdings Inc - A Shares
(d)
6,232 508
Liberty Live Holdings Inc - C Shares
(d)
25,499 2,120
Live Nation Entertainment Inc
(d)
150,463 21,441
$ 24,069
Environmental Control - 0.95%
Veralto Corp 11,262 1,124
Waste Connections Inc 25,087 4,399
$ 5,523
Healthcare - Products - 1.99%
IDEXX Laboratories Inc
(d)
10,925 7,391
Waters Corp
(d)
11,054 4,199
$ 11,590
Home Builders - 1.86%
Lennar Corp - A Shares 41,346 4,250
Lennar Corp - B Shares 849 81
NVR Inc
(d)
887 6,469
$ 10,800
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 8.96%
Arch Capital Group Ltd
(d)
60,691 $ 5,822
Arthur J Gallagher & Co 30,482 7,888
Brown & Brown Inc 213,691 17,031
Markel Group Inc
(d)
7,488 16,097
Ryan Specialty Holdings Inc 59,115 3,052
W R Berkley Corp 32,329 2,267
$ 52,157
Internet - 0.24%
Wix.com Ltd
(d)
13,266 1,378
Lodging - 6.24%
Hilton Worldwide Holdings Inc 99,442 28,565
Hyatt Hotels Corp
(e)
48,551 7,783
$ 36,348
Machinery - Diversified - 0.40%
Graco Inc 28,432 2,331
Media - 2.13%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
12,792 1,143
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
114,492 11,279
$ 12,422
Miscellaneous Manufacturers - 1.06%
Entegris Inc 73,468 6,190
Private Equity - 8.93%
Brookfield Corp 621,283 28,511
KKR & Co Inc 184,064 23,464
$ 51,975
Real Estate - 5.93%
CBRE Group Inc
(d)
131,024 21,068
CoStar Group Inc
(d)
200,137 13,457
$ 34,525
REITs - 0.10%
Millrose Properties Inc 19,039 569
Retail - 7.46%
AutoZone Inc
(d)
102 346
Domino's Pizza Inc 22,142 9,229
Floor & Decor Holdings Inc
(d)
88,434 5,385
O'Reilly Automotive Inc
(d)
262,810 23,971
Ross Stores Inc 24,843 4,475
$ 43,406
Software - 12.68%
Appfolio Inc
(d)
16,770 3,902
CCC Intelligent Solutions Holdings Inc
(d)
527,319 4,192
Constellation Software Inc/Canada 3,900 9,359
Constellation Software Inc/Canada - Warrants
(d),(f)
4,165 —
Fair Isaac Corp
(d)
5,261 8,895
Jack Henry & Associates Inc 3,387 618
Lumine Group Inc
(d)
6,936 138
MSCI Inc 21,005 12,051
Procore Technologies Inc
(d)
46,411 3,376
Roper Technologies Inc 23,733 10,564
Topicus.com Inc
(d)
13,797 1,276
Tyler Technologies Inc
(d)
19,428 8,819
Veeva Systems Inc
(d)
47,436 10,589
$ 73,779
Transportation - 0.51%
Old Dominion Freight Line Inc 19,063 2,989
TOTAL COMMON STOCKS $ 579,955
Total Investments $ 583,959
Other Assets and Liabilities -  (0.33)% (1,896)
TOTAL NET ASSETS - 100.00% $ 582,063

Schedule of Investments
MidCap Account
December 31, 2025
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,281 or
0.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,232 or 0.38% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 1,386 $ 158,237 $ 155,710 $ 3,913
$ 1,386 $ 158,237 $ 155,710 $ 3,913
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 79 $ — $ — $ —
$ 79 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .86 % Shares Held Value (000's)
Money Market Funds - 0 .86%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
2,115,098 $ 2,115
TOTAL INVESTMENT COMPANIES $ 2,115
COMMON STOCKS - 99 .16 % Shares Held Value (000's)
Aerospace & Defense - 1 .38%
Boeing Co/The
(c)
7,029 $ 1,526
RTX Corp 10,148 1,861
$ 3,387
Apparel - 0 .61%
Birkenstock Holding Plc
(c)
36,549 1,495
Automobile Manufacturers - 3 .72%
Cummins Inc 3,716 1,897
PACCAR Inc 22,170 2,428
Tesla Inc
(c)
10,749 4,834
$ 9,159
Banks - 5 .59%
Bank of America Corp 22,252 1,224
East West Bancorp Inc 12,987 1,460
JPMorgan Chase & Co 25,010 8,059
Morgan Stanley 11,803 2,095
Wintrust Financial Corp 6,611 924
$ 13,762
Biotechnology - 1 .92%
Gilead Sciences Inc 10,669 1,310
Insmed Inc
(c)
3,524 613
Structure Therapeutics Inc ADR
(c)
11,420 794
Vertex Pharmaceuticals Inc
(c)
4,449 2,017
$ 4,734
Building Materials - 1 .93%
CRH PLC 22,206 2,771
Modine Manufacturing Co
(c)
4,269 570
Trane Technologies PLC 3,650 1,421
$ 4,762
Chemicals - 0 .91%
Linde PLC 5,268 2,246
Commercial Services - 0 .15%
Service Corp International/US 4,691 366
Computers - 7 .00%
Apple Inc 55,890 15,194
Western Digital Corp 11,821 2,037
$ 17,231
Cosmetics & Personal Care - 0 .62%
Procter & Gamble Co/The 10,650 1,526
Diversified Financial Services - 5 .52%
American Express Co 7,469 2,763
Ameriprise Financial Inc 3,883 1,904
Nasdaq Inc 29,572 2,873
Visa Inc 17,288 6,063
$ 13,603
Electric - 1 .30%
Constellation Energy Corp 5,332 1,884
NRG Energy Inc 8,215 1,308
$ 3,192
Electrical Components & Equipment - 0 .64%
Eaton Corp PLC 4,947 1,576
Electronics - 0 .29%
Amphenol Corp 5,360 724
Environmental Control - 1 .00%
Republic Services Inc 11,649 2,469
Food - 0 .24%
Sprouts Farmers Market Inc
(c)
7,543 601
Gas - 0 .77%
Atmos Energy Corp 11,329 1,899
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .80%
Abbott Laboratories 5,602 $ 702
Stryker Corp 6,852 2,408
Thermo Fisher Scientific Inc 6,510 3,772
$ 6,882
Healthcare - Services - 0 .67%
HCA Healthcare Inc 3,540 1,653
Home Builders - 0 .49%
DR Horton Inc 8,367 1,205
Insurance - 2 .30%
Berkshire Hathaway Inc - Class B
(c)
4,976 2,501
Chubb Ltd 6,213 1,939
Progressive Corp/The 5,375 1,224
$ 5,664
Internet - 15 .22%
Alphabet Inc - A Shares 41,828 13,092
Amazon.com Inc
(c)
40,326 9,308
AppLovin Corp
(c)
1,261 850
Meta Platforms Inc 8,135 5,370
Netflix Inc
(c)
7,687 721
Palo Alto Networks Inc
(c)
13,718 2,527
Reddit Inc
(c)
9,264 2,129
Shopify Inc
(c)
7,972 1,283
Spotify Technology SA
(c)
1,728 1,003
Uber Technologies Inc
(c)
14,487 1,184
$ 37,467
Investment Companies - 0 .08%
Riot Platforms Inc
(c)
16,281 206
Machinery - Construction & Mining - 1 .17%
BWX Technologies Inc 3,199 553
GE Vernova Inc 3,550 2,320
$ 2,873
Machinery - Diversified - 0 .99%
Deere & Co 5,254 2,446
Media - 0 .57%
Nexstar Media Group Inc 6,891 1,399
Mining - 0 .50%
Cameco Corp 6,797 622
Freeport-McMoRan Inc 12,234 621
$ 1,243
Miscellaneous Manufacturers - 1 .08%
Parker-Hannifin Corp 3,012 2,647
Oil & Gas - 2 .86%
Expand Energy Corp 19,425 2,144
Exxon Mobil Corp 20,958 2,522
Marathon Petroleum Corp 14,634 2,380
$ 7,046
Pharmaceuticals - 5 .36%
AbbVie Inc 11,530 2,634
Eli Lilly & Co 4,294 4,615
McKesson Corp 4,206 3,450
Novartis AG ADR 18,112 2,497
$ 13,196
Pipelines - 0 .41%
Kinder Morgan Inc 36,286 998
Private Equity - 0 .43%
KKR & Co Inc 8,232 1,049
REITs - 1 .05%
Regency Centers Corp 30,446 2,102
Ventas Inc 6,195 479
$ 2,581
Retail - 5 .89%
Casey's General Stores Inc 6,978 3,857
Costco Wholesale Corp 3,597 3,102
Dick's Sporting Goods Inc 3,979 788
Domino's Pizza Inc 2,350 979
O'Reilly Automotive Inc
(c)
19,907 1,815

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
TJX Cos Inc/The 25,817 $ 3,966
$ 14,507
Semiconductors - 13 .34%
Broadcom Inc 22,160 7,670
KLA Corp 2,193 2,665
Lam Research Corp 14,819 2,537
NVIDIA Corp 91,089 16,988
Taiwan Semiconductor Manufacturing Co Ltd ADR 9,847 2,992
$ 32,852
Software - 8 .55%
Broadridge Financial Solutions Inc 5,519 1,232
Cloudflare Inc
(c)
4,843 955
Datadog Inc
(c)
6,108 831
Fair Isaac Corp
(c)
1,358 2,296
Microsoft Corp 29,623 14,326
ServiceNow Inc
(c)
2,905 445
Twilio Inc
(c)
6,871 977
$ 21,062
Telecommunications - 1 .81%
Arista Networks Inc
(c)
9,393 1,231
Motorola Solutions Inc 3,172 1,216
T-Mobile US Inc 9,846 1,999
$ 4,446
TOTAL COMMON STOCKS $ 244,154
Total Investments $ 246,269
Other Assets and Liabilities -  (0.02)% (43)
TOTAL NET ASSETS - 100.00% $ 246,226
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 4,286 $ 69,284 $ 71,455 $ 2,115
$ 4,286 $ 69,284 $ 71,455 $ 2,115
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 126 $ — $ — $ —
$ 126 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .55%
Blue Chip Fund
(a),(b)
89,641 $ 3,770
Core Fixed Income Fund
(a)
5,243,081 45,719
Diversified Real Asset Fund
(a)
46,246 566
Global Emerging Markets Fund
(a)
89,200 3,061
High Yield Fund
(a)
1,224,023 8,213
International Equity Fund
(a)
915,673 14,990
International Small Company Fund
(a)
58,417 735
LargeCap Growth Fund I
(a)
249,951 4,029
MidCap Fund
(a),(b)
28,989 1,244
Real Estate Securities Fund
(a)
79,170 2,195
SmallCap Fund
(a)
79,403 2,473
SmallCap S&P 600 Index Fund
(a)
11,251 276
Small-MidCap Dividend Income Fund
(a)
72,417 1,424
$ 88,695
Principal Funds, Inc. Institutional Class - 36 .45%
Equity Income Fund
(a)
102,869 4,211
Inflation Protection Fund
(a)
938,303 7,197
LargeCap S&P 500 Index Fund
(a)
502,648 16,271
LargeCap Value Fund III
(a)
225,896 3,917
Short-Term Income Fund
(a)
1,585,830 19,284
$ 50,880
TOTAL INVESTMENT COMPANIES $ 139,575
Total Investments $ 139,575
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 139,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 7,740 $ 1,249 $ 5,194 $ 3,770
Core Fixed Income Fund 46,291 9,886 11,909 45,719
Diversified International Fund 13,650 585 15,157 —
Diversified Real Asset Fund 590 95 174 566
Equity Income Fund 6,793 1,204 4,260 4,211
Global Emerging Markets Fund 1,504 1,523 492 3,061
High Income Fund 1,045 11 1,249 —
High Yield Fund 8,635 3,228 3,452 8,213
High Yield Fund - Institutional Class — 1,208 1,208 —
Inflation Protection Fund 7,483 1,661 2,102 7,197
International Equity Fund — 17,184 4,958 14,990
International Small Company Fund 997 316 757 735
LargeCap Growth Fund I 7,746 1,130 5,097 4,029
LargeCap S&P 500 Index Fund 7,917 9,830 2,360 16,271
LargeCap Value Fund III 6,831 1,467 4,287 3,917
MidCap Fund 1,844 257 819 1,244
Real Estate Securities Fund 2,576 346 699 2,195
Short-Term Income Fund 19,247 4,685 4,935 19,284
SmallCap Fund 2,623 677 1,008 2,473
SmallCap S&P 600 Index Fund 326 373 421 276
Small-MidCap Dividend Income Fund 1,599 335 593 1,424
$ 145,437 $ 57,250 $ 71,131 $ 139,575
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,656 $ 630 $ (2,681)
Core Fixed Income Fund 1,752 (59) — 1,510
Diversified International Fund — (1,564) 202 2,486
Diversified Real Asset Fund 25 (10) — 65
Equity Income Fund 117 1,388 322 (914)
Global Emerging Markets Fund 53 5 26 521
High Income Fund 11 (5) — 198
High Yield Fund 579 (17) — (181)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 326 (39) — 194
International Equity Fund 569 408 — 2,356
International Small Company Fund 21 (17) — 196
LargeCap Growth Fund I 74 518 438 (268)
LargeCap S&P 500 Index Fund 159 406 316 478
LargeCap Value Fund III 112 991 598 (1,085)
MidCap Fund — 17 69 (55)
Real Estate Securities Fund 63 (21) 1 (7)
Short-Term Income Fund 755 2 — 285
SmallCap Fund 7 (2) 117 183
SmallCap S&P 600 Index Fund 9 10 19 (12)
Small-MidCap Dividend Income Fund 27 (3) 21 86
$ 4,659 $ 4,664 $ 2,759 $ 3,355
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .80%
Blue Chip Fund
(a),(b)
294,829 $ 12,401
Core Fixed Income Fund
(a)
10,826,517 94,407
Diversified Real Asset Fund
(a)
130,170 1,592
Global Emerging Markets Fund
(a)
292,348 10,034
High Yield Fund
(a)
2,273,479 15,255
International Equity Fund
(a)
3,008,989 49,257
International Small Company Fund
(a)
196,487 2,472
LargeCap Growth Fund I
(a)
822,101 13,252
MidCap Fund
(a),(b)
96,369 4,135
Real Estate Securities Fund
(a)
193,663 5,368
SmallCap Fund
(a)
262,622 8,181
SmallCap S&P 600 Index Fund
(a)
36,354 893
Small-MidCap Dividend Income Fund
(a)
239,684 4,712
$ 221,959
Principal Funds, Inc. Institutional Class - 33 .20%
Equity Income Fund
(a)
338,356 13,852
Inflation Protection Fund
(a)
1,639,453 12,574
LargeCap S&P 500 Index Fund
(a)
1,655,813 53,599
LargeCap Value Fund III
(a)
742,716 12,879
Short-Term Income Fund
(a)
1,429,910 17,388
$ 110,292
TOTAL INVESTMENT COMPANIES $ 332,251
Total Investments $ 332,251
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 332,246
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 22,069 $ 4,239 $ 13,687 $ 12,401
Core Fixed Income Fund 81,727 21,974 11,976 94,407
Diversified International Fund 39,067 1,116 42,853 —
Diversified Real Asset Fund 1,404 250 203 1,592
Equity Income Fund 19,480 4,006 11,054 13,852
Global Emerging Markets Fund 4,215 5,008 770 10,034
High Income Fund 1,653 18 1,977 —
High Yield Fund 13,646 5,765 3,842 15,255
High Yield Fund - Institutional Class — 1,911 1,911 —
Inflation Protection Fund 10,989 3,215 1,806 12,574
International Equity Fund — 51,376 10,492 49,257
International Small Company Fund 2,721 847 1,631 2,472
LargeCap Growth Fund I 22,111 3,866 13,426 13,252
LargeCap S&P 500 Index Fund 21,793 33,635 4,399 53,599
LargeCap Value Fund III 19,579 4,883 11,189 12,879
MidCap Fund 5,269 905 1,893 4,135
Real Estate Securities Fund 5,378 868 803 5,368
Short-Term Income Fund 12,955 6,248 2,024 17,388
SmallCap Fund 7,202 1,987 1,638 8,181
SmallCap S&P 600 Index Fund 872 1,017 980 893
Small-MidCap Dividend Income Fund 4,591 1,023 1,160 4,712
$ 296,721 $ 154,157 $ 139,714 $ 332,251
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 2,771 $ 2,046 $ (2,991)
Core Fixed Income Fund 3,318 1 — 2,681
Diversified International Fund — 2,265 582 405
Diversified Real Asset Fund 66 1 — 140
Equity Income Fund 361 1,006 1,045 414
Global Emerging Markets Fund 174 5 84 1,576
High Income Fund 18 (7) — 313
High Yield Fund 991 (18) — (296)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 565 — — 176
International Equity Fund 1,850 778 — 7,595
International Small Company Fund 71 (8) — 543
LargeCap Growth Fund I 240 754 1,421 (53)
LargeCap S&P 500 Index Fund 518 83 1,025 2,487
LargeCap Value Fund III 363 955 1,942 (1,349)
MidCap Fund — 20 226 (166)
Real Estate Securities Fund 144 — 1 (75)
Short-Term Income Fund 585 — — 209
SmallCap Fund 25 3 383 627
SmallCap S&P 600 Index Fund 28 22 61 (38)
Small-MidCap Dividend Income Fund 83 (2) 67 260
$ 9,400 $ 8,629 $ 8,883 $ 12,458
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .20%
Blue Chip Fund
(a),(b)
276,141 $ 11,614
Core Fixed Income Fund
(a)
4,980,027 43,426
Global Emerging Markets Fund
(a)
272,668 9,358
High Yield Fund
(a)
1,107,880 7,434
International Equity Fund
(a)
2,812,803 46,046
International Small Company Fund
(a)
187,534 2,359
LargeCap Growth Fund I
(a)
770,050 12,413
MidCap Fund
(a),(b)
91,069 3,908
Real Estate Securities Fund
(a)
165,775 4,595
SmallCap Fund
(a)
246,991 7,694
SmallCap S&P 600 Index Fund
(a)
33,619 826
Small-MidCap Dividend Income Fund
(a)
225,346 4,430
$ 154,103
Principal Funds, Inc. Institutional Class - 32 .80%
Equity Income Fund
(a)
316,967 12,977
LargeCap S&P 500 Index Fund
(a)
1,549,721 50,165
LargeCap Value Fund III
(a)
695,794 12,065
$ 75,207
TOTAL INVESTMENT COMPANIES $ 229,310
Total Investments $ 229,310
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 229,305
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 17,589 $ 5,290 $ 10,902 $ 11,614
Core Fixed Income Fund 29,668 15,875 3,174 43,426
Diversified International Fund 31,392 1,388 34,956 —
Equity Income Fund 15,623 5,042 8,889 12,977
Global Emerging Markets Fund 3,320 5,064 395 9,358
High Income Fund 611 7 787 —
High Yield Fund 5,278 3,393 1,067 7,434
High Yield Fund - Institutional Class — 762 762 —
International Equity Fund — 45,574 6,840 46,046
International Small Company Fund 2,312 1,063 1,504 2,359
LargeCap Growth Fund I 17,629 4,949 10,677 12,413
LargeCap S&P 500 Index Fund 17,588 32,952 2,631 50,165
LargeCap Value Fund III 15,700 5,882 9,051 12,065
MidCap Fund 4,403 1,251 1,582 3,908
Real Estate Securities Fund 3,957 1,116 403 4,595
SmallCap Fund 5,916 2,336 1,127 7,694
SmallCap S&P 600 Index Fund 739 874 769 826
Small-MidCap Dividend Income Fund 3,788 1,221 806 4,430
$ 175,513 $ 134,039 $ 96,322 $ 229,310
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,507 $ 1,905 $ (1,870)
Core Fixed Income Fund 1,368 — — 1,057
Diversified International Fund — 796 478 1,380
Equity Income Fund 318 443 974 758
Global Emerging Markets Fund 162 1 78 1,368
High Income Fund 6 (3) — 172
High Yield Fund 439 (4) — (166)
High Yield Fund - Institutional Class — — — —
International Equity Fund 1,724 294 — 7,018
International Small Company Fund 68 (5) — 493
LargeCap Growth Fund I 224 389 1,328 123
LargeCap S&P 500 Index Fund 483 2 958 2,254
LargeCap Value Fund III 339 370 1,815 (836)
MidCap Fund — 3 213 (167)
Real Estate Securities Fund 118 — 1 (75)
SmallCap Fund 23 (7) 359 576
SmallCap S&P 600 Index Fund 26 18 56 (36)
Small-MidCap Dividend Income Fund 75 — 63 227
$ 5,373 $ 3,804 $ 8,228 $ 12,276
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .89%
Blue Chip Fund
(a),(b)
148,571 $ 6,249
Core Fixed Income Fund
(a)
473,702 4,131
Global Emerging Markets Fund
(a)
146,342 5,022
High Yield Fund
(a)
176,229 1,183
International Equity Fund
(a)
1,509,684 24,714
International Small Company Fund
(a)
100,674 1,266
LargeCap Growth Fund I
(a)
414,008 6,674
MidCap Fund
(a),(b)
48,816 2,095
Real Estate Securities Fund
(a)
69,687 1,932
SmallCap Fund
(a)
132,501 4,127
SmallCap S&P 600 Index Fund
(a)
17,918 440
Small-MidCap Dividend Income Fund
(a)
121,169 2,382
$ 60,215
Principal Funds, Inc. Institutional Class - 40 .11%
Equity Income Fund
(a)
170,402 6,976
LargeCap S&P 500 Index Fund
(a)
829,811 26,861
LargeCap Value Fund III
(a)
374,176 6,488
$ 40,325
TOTAL INVESTMENT COMPANIES $ 100,540
Total Investments $ 100,540
Other Assets and Liabilities -  0.00% (4)
TOTAL NET ASSETS - 100.00% $ 100,536
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,954 $ 2,535 $ 6,077 $ 6,249
Core Fixed Income Fund 2,736 1,830 530 4,131
Diversified International Fund 17,701 639 19,560 —
Equity Income Fund 8,836 2,496 5,023 6,976
Global Emerging Markets Fund 1,874 2,737 334 5,022
High Income Fund 93 1 121 —
High Yield Fund 832 589 212 1,183
High Yield Fund - Institutional Class — 118 118 —
International Equity Fund — 24,846 4,112 24,714
International Small Company Fund 1,280 518 789 1,266
LargeCap Growth Fund I 9,982 2,351 5,957 6,674
LargeCap S&P 500 Index Fund 9,879 17,534 1,776 26,861
LargeCap Value Fund III 8,875 2,950 5,105 6,488
MidCap Fund 2,531 581 939 2,095
Real Estate Securities Fund 1,833 417 289 1,932
SmallCap Fund 3,338 1,315 822 4,127
SmallCap S&P 600 Index Fund 430 505 489 440
Small-MidCap Dividend Income Fund 2,189 550 479 2,382
$ 82,363 $ 62,512 $ 52,732 $ 100,540
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 822 $ 1,026 $ (985)
Core Fixed Income Fund 127 — — 95
Diversified International Fund — 221 264 999
Equity Income Fund 173 236 524 431
Global Emerging Markets Fund 87 3 42 742
High Income Fund 1 (1) — 28
High Yield Fund 70 — — (26)
High Yield Fund - Institutional Class — — — —
International Equity Fund 928 204 — 3,776
International Small Company Fund 36 11 — 246
LargeCap Growth Fund I 120 161 713 137
LargeCap S&P 500 Index Fund 259 24 512 1,200
LargeCap Value Fund III 182 205 975 (437)
MidCap Fund — 10 114 (88)
Real Estate Securities Fund 51 — — (29)
SmallCap Fund 12 3 193 293
SmallCap S&P 600 Index Fund 14 12 30 (18)
Small-MidCap Dividend Income Fund 41 — 34 122
$ 2,101 $ 1,911 $ 4,427 $ 6,486
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .02%
Blue Chip Fund
(a),(b)
61,483 $ 2,586
Core Fixed Income Fund
(a)
106,562 929
Global Emerging Markets Fund
(a)
59,731 2,050
High Yield Fund
(a)
45,207 303
International Equity Fund
(a)
619,221 10,137
International Small Company Fund
(a)
43,141 543
LargeCap Growth Fund I
(a)
171,142 2,759
MidCap Fund
(a),(b)
20,489 879
Real Estate Securities Fund
(a)
28,355 786
SmallCap Fund
(a)
55,079 1,716
SmallCap S&P 600 Index Fund
(a)
7,131 175
Small-MidCap Dividend Income Fund
(a)
50,424 991
$ 23,854
Principal Funds, Inc. Institutional Class - 40 .99%
Equity Income Fund
(a)
70,441 2,884
LargeCap S&P 500 Index Fund
(a)
339,872 11,002
LargeCap Value Fund III
(a)
154,759 2,683
$ 16,569
TOTAL INVESTMENT COMPANIES $ 40,423
Total Investments $ 40,423
Other Assets and Liabilities -  (0.01)% (4)
TOTAL NET ASSETS - 100.00% $ 40,419
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 3,552 $ 1,569 $ 2,426 $ 2,586
Core Fixed Income Fund 822 399 321 929
Diversified International Fund 6,429 336 7,210 —
Equity Income Fund 3,198 1,493 2,044 2,884
Global Emerging Markets Fund 694 1,246 170 2,050
High Income Fund 24 — 31 —
High Yield Fund 264 164 119 303
High Yield Fund - Institutional Class — 30 30 —
International Equity Fund — 10,145 1,503 10,137
International Small Company Fund 494 344 390 543
LargeCap Growth Fund I 3,565 1,495 2,380 2,759
LargeCap S&P 500 Index Fund 3,547 7,726 731 11,002
LargeCap Value Fund III 3,209 1,687 2,087 2,683
MidCap Fund 895 381 362 879
Real Estate Securities Fund 668 278 146 786
SmallCap Fund 1,256 759 420 1,716
SmallCap S&P 600 Index Fund 142 211 172 175
Small-MidCap Dividend Income Fund 789 413 264 991
$ 29,548 $ 28,676 $ 20,806 $ 40,423
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 121 $ 420 $ (230)
Core Fixed Income Fund 33 — — 29
Diversified International Fund — 139 94 306
Equity Income Fund 66 60 215 177
Global Emerging Markets Fund 35 — 17 280
High Income Fund — — — 7
High Yield Fund 20 — — (6)
High Yield Fund - Institutional Class — — — —
International Equity Fund 380 26 — 1,469
International Small Company Fund 16 (3) — 98
LargeCap Growth Fund I 50 29 295 50
LargeCap S&P 500 Index Fund 106 2 210 458
LargeCap Value Fund III 76 37 403 (163)
MidCap Fund — — 47 (35)
Real Estate Securities Fund 19 — — (14)
SmallCap Fund 5 (1) 80 122
SmallCap S&P 600 Index Fund 6 3 12 (9)
Small-MidCap Dividend Income Fund 16 (1) 14 54
$ 828 $ 412 $ 1,807 $ 2,593
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .68%
Blue Chip Fund
(a),(b)
30,028 $ 1,263
Core Fixed Income Fund
(a)
2,162,439 18,856
Diversified Real Asset Fund
(a)
18,894 231
Global Emerging Markets Fund
(a)
29,779 1,022
High Yield Fund
(a)
523,933 3,516
International Equity Fund
(a)
306,254 5,013
International Small Company Fund
(a)
19,709 248
LargeCap Growth Fund I
(a)
83,721 1,349
MidCap Fund
(a),(b)
9,737 418
Real Estate Securities Fund
(a)
31,623 877
SmallCap Fund
(a)
26,708 832
SmallCap S&P 600 Index Fund
(a)
3,730 92
Small-MidCap Dividend Income Fund
(a)
24,297 478
$ 34,195
Principal Funds, Inc. Institutional Class - 37 .32%
Equity Income Fund
(a)
34,458 1,410
Inflation Protection Fund
(a)
401,698 3,081
LargeCap S&P 500 Index Fund
(a)
167,988 5,438
LargeCap Value Fund III
(a)
75,650 1,312
Short-Term Income Fund
(a)
749,680 9,116
$ 20,357
TOTAL INVESTMENT COMPANIES $ 54,552
Total Investments $ 54,552
Other Assets and Liabilities -  0.00% (2)
TOTAL NET ASSETS - 100.00% $ 54,550
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases
(a)
Sales
(a)
December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 2,327 $ 491 $ 1,532 $ 1,263
Core Fixed Income Fund 18,193 4,443 4,367 18,856
Diversified International Fund 4,150 148 4,582 —
Diversified Real Asset Fund 222 49 62 231
Equity Income Fund 2,054 516 1,308 1,410
Global Emerging Markets Fund 445 543 130 1,022
High Income Fund 444 5 531 —
High Yield Fund 3,557 1,404 1,359 3,516
High Yield Fund - Institutional Class — 514 514 —
Inflation Protection Fund 3,101 734 818 3,081
International Equity Fund — 5,527 1,375 5,013
International Small Company Fund 303 114 225 248
LargeCap Growth Fund I 2,329 453 1,501 1,349
LargeCap S&P 500 Index Fund 2,317 3,443 589 5,438
LargeCap Value Fund III 2,064 606 1,322 1,312
MidCap Fund 589 108 264 418
Real Estate Securities Fund 952 180 244 877
Short-Term Income Fund 9,059 2,149 2,228 9,116
SmallCap Fund 807 232 267 832
SmallCap S&P 600 Index Fund 96 112 116 92
Small-MidCap Dividend Income Fund 514 114 175 478
$ 53,523 $ 21,885 $ 23,509 $ 54,552
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 677 $ 209 $ (700)
Core Fixed Income Fund 699 10 — 577
Diversified International Fund — (316) 61 600
Diversified Real Asset Fund 10 1 — 21
Equity Income Fund 37 231 107 (83)
Global Emerging Markets Fund 18 1 8 163
High Income Fund 4 (2) 1 84
High Yield Fund 241 (8) — (78)
High Yield Fund - Institutional Class — — — —
Inflation Protection Fund 138 — — 64
International Equity Fund 188 87 — 774
International Small Company Fund 7 10 — 46
LargeCap Growth Fund I 24 (55) 145 123
LargeCap S&P 500 Index Fund 53 12 104 255
LargeCap Value Fund III 37 59 198 (95)
MidCap Fund — 2 23 (17)
Real Estate Securities Fund 24 (2) — (9)
Short-Term Income Fund 353 (1) — 137
SmallCap Fund 2 (2) 39 62
SmallCap S&P 600 Index Fund 3 3 6 (3)
Small-MidCap Dividend Income Fund 9 (2) 7 27
$ 1,847 $ 705 $ 908 $ 1,948
Amounts in thousands.
(a) Purchases and Sales include transactions related to the acquisition of the High Income Fund by the High Yield Fund.

Schedule of Investments
Real Estate Securities Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 0 .57 % Shares Held Value (000's)
Money Market Funds - 0 .57%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
1,413,364 $ 1,413
TOTAL INVESTMENT COMPANIES $ 1,413
COMMON STOCKS - 99 .01 % Shares Held Value (000's)
Lodging - 2 .05%
Hilton Worldwide Holdings Inc 8,715 $ 2,504
Hyatt Hotels Corp 16,092 2,580
$ 5,084
REITs - 96 .96%
Agree Realty Corp 50,967 3,671
American Healthcare REIT Inc 81,226 3,823
American Homes 4 Rent 194,857 6,255
American Tower Corp 123,503 21,683
AvalonBay Communities Inc 65,503 11,876
Cousins Properties Inc 157,706 4,066
Crown Castle Inc 73,505 6,532
Digital Realty Trust Inc 50,731 7,849
EastGroup Properties Inc 29,657 5,283
Equinix Inc 26,370 20,204
Equity LifeStyle Properties Inc 58,222 3,529
Essex Property Trust Inc 22,353 5,849
Extra Space Storage Inc 89,972 11,716
Gaming and Leisure Properties Inc 102,307 4,572
Healthpeak Properties Inc 406,446 6,536
Hudson Pacific Properties Inc
(c)
48,240 522
InvenTrust Properties Corp 89,780 2,533
Invitation Homes Inc 239,559 6,657
Iron Mountain Inc 59,241 4,914
Kilroy Realty Corp 78,807 2,945
National Health Investors Inc 33,690 2,573
NETSTREIT Corp 177,982 3,140
Prologis Inc 125,526 16,025
Regency Centers Corp 121,573 8,392
Rexford Industrial Realty Inc 151,782 5,877
Ryman Hospitality Properties Inc 27,955 2,645
Sabra Health Care REIT Inc 325,986 6,174
Saul Centers Inc 5,334 168
Simon Property Group Inc 36,308 6,721
Smartstop Self Storage REIT Inc 41,627 1,288
Ventas Inc 217,180 16,805
VICI Properties Inc 52,999 1,490
Vornado Realty Trust 85,146 2,834
Welltower Inc 127,561 23,676
Weyerhaeuser Co 73,953 1,752
$ 240,575
TOTAL COMMON STOCKS $ 245,659
Total Investments $ 247,072
Other Assets and Liabilities -  0.42% 1,043
TOTAL NET ASSETS - 100.00% $ 248,115
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 6,031 $ 36,093 $ 40,711 $ 1,413
$ 6,031 $ 36,093 $ 40,711 $ 1,413
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 123 $ — $ — $ —
$ 123 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Money Market Funds - 1 .98%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
11,097,581 $ 11,098
Principal Exchange-Traded Funds - 21 .97%
Principal International Equity ETF
(a)
1,013,853 33,417
Principal U.S. Mega-Cap ETF
(a)
1,014,807 69,463
Principal U.S. Small-Cap ETF
(a)
354,600 20,471
$ 123,351
Principal Funds, Inc. Class R-6 - 36 .54%
Blue Chip Fund
(a),(c)
228,938 9,629
Core Fixed Income Fund
(a)
7,709,849 67,230
Diversified Real Asset Fund
(a)
658,618 8,055
Global Emerging Markets Fund
(a)
724,009 24,848
Global Macro Fund
(a)
577,436 5,786
High Yield Fund
(a)
3,588,350 24,078
International Equity Index Fund
(a)
2,348,950 32,697
International Small Company Fund
(a)
386,798 4,866
LargeCap Growth Fund I
(a)
519,912 8,381
Small-MidCap Dividend Income Fund
(a)
430,619 8,466
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,187,972 11,119
$ 205,155
Principal Funds, Inc. Institutional Class - 31 .68%
Bond Market Index Fund
(a)
2,933,106 25,019
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,317,879 12,731
Global Listed Infrastructure Fund
(a)
232,101 2,716
Inflation Protection Fund
(a)
1,812,076 13,899
LargeCap S&P 500 Index Fund
(a)
353,519 11,444
LargeCap Value Fund III
(a)
1,153,100 19,995
Overseas Fund
(a)
2,532,996 29,661
Principal Capital Appreciation Fund
(a)
557,880 48,012
Short-Term Income Fund
(a)
1,181,284 14,364
$ 177,841
Principal Variable Contracts Funds, Inc.  Class 1 - 7 .83%
Equity Income Account
(a)
1,016,782 32,293
Government & High Quality Bond Account
(a)
712,390 6,098
MidCap Account
(a)
38,626 2,397
Real Estate Securities Account
(a)
180,750 3,159
$ 43,947
TOTAL INVESTMENT COMPANIES $ 561,392
Total Investments $ 561,392
Other Assets and Liabilities -  0.00% 25
TOTAL NET ASSETS - 100.00% $ 561,417
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Balanced Portfolio
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,669 $ 1,725 $ 23,319 $ 9,629
Bond Market Index Fund 29,595 7,597 13,483 25,019
Core Fixed Income Fund 95,295 3,790 34,307 67,230
Diversified International Fund 19,951 460 21,870 —
Diversified Real Asset Fund 16,308 614 10,257 8,055
Equity Income Account 41,295 20,992 31,469 32,293
Finisterre Emerging Markets Total Return Bond Fund 11,079 4,791 4,022 12,731
Global Emerging Markets Fund 12,289 12,638 3,560 24,848
Global Listed Infrastructure Fund — 2,874 198 2,716
Global Macro Fund — 5,774 — 5,786
Government & High Quality Bond Account 7,468 366 2,018 6,098
High Yield Fund 15,304 12,810 4,080 24,078
Inflation Protection Fund 11,514 4,650 2,538 13,899
International Equity Index Fund 2,598 34,005 4,376 32,697
International Small Company Fund 5,236 200 1,882 4,866
LargeCap Growth Fund I 20,291 10,267 24,140 8,381
LargeCap S&P 500 Index Fund 12,449 544 3,161 11,444
LargeCap Value Fund III 32,339 3,898 15,196 19,995
MidCap Account 22,905 485 21,433 2,397
Overseas Fund 19,033 25,903 18,554 29,661
Principal Capital Appreciation Fund 53,194 19,753 29,198 48,012
Principal Government Money Market Fund - Class R-6 3.67% 4,522 18,828 12,252 11,098
Principal International Equity ETF — 31,092 2,360 33,417
Principal U.S. Mega-Cap ETF 66,922 16,821 25,385 69,463
Principal U.S. Small-Cap ETF 16,591 10,730 8,182 20,471
Principal Value ETF — 7,462 7,304 —
Real Estate Securities Account 3,947 291 950 3,159
Short-Term Income Fund 10,561 7,235 3,622 14,364
Small-MidCap Dividend Income Fund 8,809 3,157 3,818 8,466
Spectrum Preferred and Capital Securities Income Fund 14,984 989 5,167 11,119
$ 585,148 $ 270,741 $ 338,101 $ 561,392
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 16,211 $ 1,617 $ (15,657)
Bond Market Index Fund 984 58 — 1,252
Core Fixed Income Fund 2,962 (3,884) — 6,336
Diversified International Fund — 4,271 295 (2,812)
Diversified Real Asset Fund 533 460 — 930
Equity Income Account 1,011 6,980 4,591 (5,505)
Finisterre Emerging Markets Total Return Bond Fund 668 (551) — 1,434
Global Emerging Markets Fund 432 153 211 3,328
Global Listed Infrastructure Fund 53 2 15 38
Global Macro Fund 14 — — 12
Government & High Quality Bond Account 229 (74) — 356
High Yield Fund 1,509 (37) — 81
Inflation Protection Fund 626 (285) — 558
International Equity Index Fund 841 44 268 426
International Small Company Fund 139 247 — 1,065
LargeCap Growth Fund I 153 2,245 905 (282)
LargeCap S&P 500 Index Fund 111 851 221 761
LargeCap Value Fund III 567 680 3,040 (1,726)
MidCap Account 9 1,833 316 (1,393)
Overseas Fund 1,143 464 1,540 2,815
Principal Capital Appreciation Fund 265 4,349 3,583 (86)
Principal Government Money Market Fund - Class R-6 3.67% 204 — — —
Principal International Equity ETF 429 64 — 4,621
Principal U.S. Mega-Cap ETF 637 4,504 — 6,601
Principal U.S. Small-Cap ETF 92 1,531 — (199)
Principal Value ETF 47 (158) — —
Real Estate Securities Account 64 (10) 125 (119)
Short-Term Income Fund 479 (6) — 196
Small-MidCap Dividend Income Fund 130 300 123 18
Spectrum Preferred and Capital Securities Income Fund 767 (348) — 661
$ 15,098 $ 39,894 $ 16,850 $ 3,710
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2025
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2026 Long 3 $ 219 $ —
Canada 10 Year Bond; March 2026 Long 4 352 (4)
Euro Bond 10 Year Bond; March 2026 Long 5 750 (6)
Euro-BTP; March 2026 Long 12 1,695 (4)
Euro-Oat; March 2026 Long 9 1,275 (6)
Japan 10 Year Bond TSE; March 2026 Long 4 3,381 (25)
UK 10 Year Gilt; March 2026 Long 9 1,109 14
Total $ (31)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 99 .95 % Shares Held Value (000's)
Money Market Funds - 4 .95%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
7,992,872 $ 7,993
Principal Exchange-Traded Funds - 14 .02%
Principal International Equity ETF
(a)
177,241 5,842
Principal U.S. Mega-Cap ETF
(a)
197,030 13,487
Principal U.S. Small-Cap ETF
(a)
57,200 3,302
$ 22,631
Principal Funds, Inc. Class R-6 - 42 .80%
Blue Chip Fund
(a),(c)
51,058 2,147
Core Fixed Income Fund
(a)
4,161,898 36,292
Diversified Real Asset Fund
(a)
151,410 1,852
Global Emerging Markets Fund
(a)
134,906 4,630
Global Macro Fund
(a)
163,406 1,637
High Yield Fund
(a)
1,327,015 8,904
International Equity Index Fund
(a)
419,102 5,834
International Small Company Fund
(a)
71,524 900
LargeCap Growth Fund I
(a)
72,880 1,175
Small-MidCap Dividend Income Fund
(a)
88,563 1,741
Spectrum Preferred and Capital Securities Income
Fund
(a)
427,088 3,998
$ 69,110
Principal Funds, Inc. Institutional Class - 30 .06%
Bond Market Index Fund
(a)
1,173,920 10,013
Finisterre Emerging Markets Total Return Bond
Fund
(a)
916,037 8,849
Global Listed Infrastructure Fund
(a)
63,799 746
Inflation Protection Fund
(a)
806,477 6,186
LargeCap S&P 500 Index Fund
(a)
71,313 2,308
LargeCap Value Fund III
(a)
93,758 1,626
Overseas Fund
(a)
455,182 5,330
Principal Capital Appreciation Fund
(a)
88,787 7,641
Short-Term Income Fund
(a)
480,810 5,847
$ 48,546
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .12%
Equity Income Account
(a)
251,506 7,988
Government & High Quality Bond Account
(a)
407,316 3,486
MidCap Account
(a)
9,390 583
Real Estate Securities Account
(a)
60,550 1,058
$ 13,115
TOTAL INVESTMENT COMPANIES $ 161,395
Total Investments $ 161,395
Other Assets and Liabilities -  0.05% 86
TOTAL NET ASSETS - 100.00% $ 161,481
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 6,845 $ 499 $ 5,290 $ 2,147
Bond Market Index Fund 14,986 3,616 9,272 10,013
Core Fixed Income Fund 45,030 4,607 14,526 36,292
Diversified International Fund 3,846 75 4,195 —
Diversified Real Asset Fund 3,633 452 2,542 1,852
Equity Income Account 9,991 3,755 6,244 7,988
Finisterre Emerging Markets Total Return Bond Fund 7,515 2,320 1,645 8,849
Global Emerging Markets Fund 2,402 2,608 1,012 4,630
Global Listed Infrastructure Fund — 833 98 746
Global Macro Fund — 1,634 — 1,637
Government & High Quality Bond Account 3,968 599 1,230 3,486
High Yield Fund 4,654 5,732 1,512 8,904
Inflation Protection Fund 6,104 1,366 1,413 6,186
International Equity Index Fund 709 5,661 686 5,834
International Small Company Fund 861 207 399 900
LargeCap Growth Fund I 2,057 224 1,166 1,175
LargeCap S&P 500 Index Fund 2,422 715 1,153 2,308
LargeCap Value Fund III 2,866 395 1,543 1,626
MidCap Account 2,904 228 2,560 583
Overseas Fund 2,478 3,070 748 5,330
Principal Capital Appreciation Fund 9,654 4,566 7,378 7,641
Principal Government Money Market Fund - Class R-6 3.67% 1,525 9,741 3,273 7,993
Principal International Equity ETF — 5,328 361 5,842
Principal U.S. Mega-Cap ETF 12,488 3,338 4,414 13,487
Principal U.S. Small-Cap ETF 2,728 1,940 1,561 3,302
Principal Value ETF — 1,561 1,537 —
Real Estate Securities Account 1,127 369 395 1,058
Short-Term Income Fund 4,417 2,543 1,186 5,847
Small-MidCap Dividend Income Fund 2,787 230 1,389 1,741
Spectrum Preferred and Capital Securities Income Fund 5,408 1,166 2,700 3,998
$ 163,405 $ 69,378 $ 81,428 $ 161,395
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 3,665 $ 353 $ (3,572)
Bond Market Index Fund 388 34 — 649
Core Fixed Income Fund 1,469 (1,680) — 2,861
Diversified International Fund — 833 55 (559)
Diversified Real Asset Fund 120 188 — 121
Equity Income Account 208 1,622 944 (1,136)
Finisterre Emerging Markets Total Return Bond Fund 475 (224) — 883
Global Emerging Markets Fund 80 52 39 580
Global Listed Infrastructure Fund 15 — 4 11
Global Macro Fund 4 — — 3
Government & High Quality Bond Account 126 (45) — 194
High Yield Fund 495 (1) — 31
Inflation Protection Fund 278 (148) — 277
International Equity Index Fund 150 (4) 48 154
International Small Company Fund 26 35 — 196
LargeCap Growth Fund I 21 136 127 (76)
LargeCap S&P 500 Index Fund 22 180 44 144
LargeCap Value Fund III 46 122 246 (214)
MidCap Account 2 42 74 (31)
Overseas Fund 205 (17) 275 547
Principal Capital Appreciation Fund 42 1,100 565 (301)
Principal Government Money Market Fund - Class R-6 3.67% 94 — — —
Principal International Equity ETF 75 10 — 865
Principal U.S. Mega-Cap ETF 119 698 — 1,377
Principal U.S. Small-Cap ETF 14 482 — (287)
Principal Value ETF 11 (24) — —
Real Estate Securities Account 19 (9) 36 (34)
Short-Term Income Fund 191 (3) — 76
Small-MidCap Dividend Income Fund 37 60 25 53
Spectrum Preferred and Capital Securities Income Fund 283 (131) — 255
$ 5,015 $ 6,973 $ 2,835 $ 3,067
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2025
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2026 Long 3 $ 219 $ —
Canada 10 Year Bond; March 2026 Long 3 264 (3)
Euro Bond 10 Year Bond; March 2026 Long 4 600 (5)
Euro-BTP; March 2026 Long 9 1,271 (3)
Euro-Oat; March 2026 Long 7 992 (5)
Japan 10 Year Bond TSE; March 2026 Long 3 2,536 (18)
UK 10 Year Gilt; March 2026 Long 6 739 9
Total $ (25)
Amounts in thousands except contracts.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .93%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
3,982,332 $ 3,982
Principal Exchange-Traded Funds - 26 .12%
Principal International Equity ETF
(a)
928,356 30,599
Principal U.S. Mega-Cap ETF
(a)
892,311 61,079
Principal U.S. Small-Cap ETF
(a)
344,400 19,882
$ 111,560
Principal Funds, Inc. Class R-6 - 31 .04%
Blue Chip Fund
(a),(c)
223,963 9,420
Core Fixed Income Fund
(a)
2,685,798 23,420
Diversified Real Asset Fund
(a)
535,936 6,554
Global Emerging Markets Fund
(a)
702,844 24,122
Global Macro Fund
(a)
321,800 3,224
High Yield Fund
(a)
1,127,305 7,564
International Equity Index Fund
(a)
2,178,772 30,329
International Small Company Fund
(a)
455,085 5,725
LargeCap Growth Fund I
(a)
775,252 12,497
Small-MidCap Dividend Income Fund
(a)
329,277 6,474
Spectrum Preferred and Capital Securities Income
Fund
(a)
346,623 3,244
$ 132,573
Principal Funds, Inc. Institutional Class - 33 .28%
Bond Market Index Fund
(a)
1,694,858 14,457
Finisterre Emerging Markets Total Return Bond
Fund
(a)
431,029 4,164
Global Listed Infrastructure Fund
(a)
353,497 4,136
Inflation Protection Fund
(a)
771,539 5,918
LargeCap S&P 500 Index Fund
(a)
278,956 9,030
LargeCap Value Fund III
(a)
1,348,914 23,390
Overseas Fund
(a)
2,641,131 30,928
Principal Capital Appreciation Fund
(a)
582,705 50,147
$ 142,170
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .66%
Equity Income Account
(a)
909,527 28,887
Government & High Quality Bond Account
(a)
204,078 1,747
MidCap Account
(a)
31,303 1,942
Real Estate Securities Account
(a)
252,813 4,419
$ 36,995
TOTAL INVESTMENT COMPANIES $ 427,280
Total Investments $ 427,280
Other Assets and Liabilities -  (0.03)% (124)
TOTAL NET ASSETS - 100.00% $ 427,156
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 30,657 $ 1,754 $ 23,874 $ 9,420
Bond Market Index Fund 10,493 5,465 1,809 14,457
Core Fixed Income Fund 31,692 1,718 10,848 23,420
Diversified International Fund 16,144 256 17,576 —
Diversified Real Asset Fund 12,805 541 7,846 6,554
Equity Income Account 41,986 9,403 23,480 28,887
Finisterre Emerging Markets Total Return Bond Fund 4,280 372 852 4,164
Global Emerging Markets Fund 11,139 12,827 3,357 24,122
Global Listed Infrastructure Fund — 4,155 77 4,136
Global Macro Fund — 3,218 — 3,224
Government & High Quality Bond Account 2,086 205 627 1,747
High Yield Fund 4,118 4,453 1,019 7,564
Inflation Protection Fund 2,705 3,676 532 5,918
International Equity Index Fund 3,652 28,561 2,607 30,329
International Small Company Fund 5,649 337 1,730 5,725
LargeCap Growth Fund I 17,855 4,378 10,388 12,497
LargeCap S&P 500 Index Fund 9,872 669 2,811 9,030
LargeCap Value Fund III 29,404 4,801 9,554 23,390
MidCap Account 18,790 846 17,980 1,942
Overseas Fund 15,967 15,049 3,717 30,928
Principal Capital Appreciation Fund 51,280 13,470 18,295 50,147
Principal Government Money Market Fund - Class R-6 3.67% 4,573 7,519 8,110 3,982
Principal International Equity ETF — 27,812 1,220 30,599
Principal U.S. Mega-Cap ETF 52,665 13,635 14,100 61,079
Principal U.S. Small-Cap ETF 15,350 9,760 6,558 19,882
Principal Value ETF — 6,280 6,129 —
Real Estate Securities Account 4,723 456 580 4,419
Small-MidCap Dividend Income Fund 5,683 2,529 1,952 6,474
Spectrum Preferred and Capital Securities Income Fund 4,954 385 2,205 3,244
$ 408,522 $ 184,530 $ 199,833 $ 427,280
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 16,694 $ 1,556 $ (15,811)
Bond Market Index Fund 557 (15) — 323
Core Fixed Income Fund 1,025 (1,338) — 2,196
Diversified International Fund — 3,670 239 (2,494)
Diversified Real Asset Fund 407 296 — 758
Equity Income Account 867 7,486 3,941 (6,508)
Finisterre Emerging Markets Total Return Bond Fund 258 (110) — 474
Global Emerging Markets Fund 420 172 204 3,341
Global Listed Infrastructure Fund 81 — 22 58
Global Macro Fund 8 — — 6
Government & High Quality Bond Account 69 (17) — 100
High Yield Fund 456 (11) — 23
Inflation Protection Fund 266 (42) — 111
International Equity Index Fund 788 73 246 650
International Small Company Fund 165 201 — 1,268
LargeCap Growth Fund I 226 175 1,341 477
LargeCap S&P 500 Index Fund 86 745 172 555
LargeCap Value Fund III 660 518 3,529 (1,779)
MidCap Account 9 1,255 309 (969)
Overseas Fund 1,190 (181) 1,596 3,810
Principal Capital Appreciation Fund 276 2,796 3,682 896
Principal Government Money Market Fund - Class R-6 3.67% 111 — — —
Principal International Equity ETF 393 33 — 3,974
Principal U.S. Mega-Cap ETF 519 2,142 — 6,737
Principal U.S. Small-Cap ETF 91 1,129 — 201
Principal Value ETF 41 (151) — —
Real Estate Securities Account 81 (11) 158 (169)
Small-MidCap Dividend Income Fund 94 (20) 92 234
Spectrum Preferred and Capital Securities Income Fund 250 (136) — 246
$ 9,394 $ 35,353 $ 17,087 $ (1,292)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 99 .91 % Shares Held Value (000's)
Money Market Funds - 6 .75%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
7,823,757 $ 7,824
Principal Exchange-Traded Funds - 12 .64%
Principal Active High Yield ETF
(a)
121,116 2,302
Principal International Equity ETF
(a)
120,630 3,976
Principal U.S. Mega-Cap ETF
(a)
99,407 6,804
Principal U.S. Small-Cap ETF
(a)
27,000 1,559
$ 14,641
Principal Funds, Inc. Class R-6 - 42 .64%
Core Fixed Income Fund
(a)
3,901,657 34,022
Diversified Real Asset Fund
(a)
70,326 860
Global Emerging Markets Fund
(a)
25,645 880
Global Macro Fund
(a)
133,332 1,336
High Yield Fund
(a)
702,213 4,712
International Equity Index Fund
(a)
190,747 2,655
LargeCap Growth Fund I
(a)
24,848 401
Small-MidCap Dividend Income Fund
(a)
74,722 1,469
Spectrum Preferred and Capital Securities Income
Fund
(a)
327,907 3,069
$ 49,404
Principal Funds, Inc. Institutional Class - 28 .94%
Bond Market Index Fund
(a)
854,198 7,286
Finisterre Emerging Markets Total Return Bond
Fund
(a)
894,046 8,637
Inflation Protection Fund
(a)
763,237 5,854
LargeCap S&P 500 Index Fund
(a)
19,005 615
LargeCap Value Fund III
(a)
110,742 1,920
Overseas Fund
(a)
90,229 1,057
Principal Capital Appreciation Fund
(a)
32,522 2,799
Short-Term Income Fund
(a)
440,784 5,360
$ 33,528
Principal Variable Contracts Funds, Inc.  Class 1 - 8 .94%
Equity Income Account
(a)
130,309 4,138
Government & High Quality Bond Account
(a)
595,311 5,096
MidCap Account
(a)
8,604 534
Real Estate Securities Account
(a)
33,388 584
$ 10,352
TOTAL INVESTMENT COMPANIES $ 115,749
Total Investments $ 115,749
Other Assets and Liabilities -  0.09% 101
TOTAL NET ASSETS - 100.00% $ 115,850
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 15,939 $ 833 $ 10,189 $ 7,286
Core Fixed Income Fund 43,753 2,241 13,131 34,022
Diversified International Fund 3,041 51 3,308 —
Diversified Real Asset Fund 1,220 180 642 860
Equity Income Account 3,952 2,045 2,109 4,138
Finisterre Emerging Markets Total Return Bond Fund 7,245 2,489 1,723 8,637
Global Emerging Markets Fund — 924 171 880
Global Macro Fund — 1,333 — 1,336
Government & High Quality Bond Account 5,623 450 1,194 5,096
High Yield Fund 1,376 4,204 887 4,712
Inflation Protection Fund 7,498 647 2,485 5,854
International Equity Index Fund — 2,761 91 2,655
LargeCap Growth Fund I 1,268 83 988 401
LargeCap S&P 500 Index Fund 1,322 75 922 615
LargeCap Value Fund III 2,761 418 1,126 1,920
MidCap Account 1,297 178 842 534
Overseas Fund 1,147 130 486 1,057
Principal Active High Yield ETF 2,323 — — 2,302
Principal Capital Appreciation Fund 5,034 1,114 3,728 2,799
Principal Government Money Market Fund - Class R-6 3.67% 1,222 8,630 2,028 7,824
Principal International Equity ETF — 3,808 472 3,976
Principal U.S. Mega-Cap ETF 8,789 724 3,926 6,804
Principal U.S. Small-Cap ETF 769 856 162 1,559
Principal Value ETF — 618 604 —
Real Estate Securities Account 658 68 122 584
Short-Term Income Fund 4,638 1,695 1,045 5,360
Small-MidCap Dividend Income Fund 2,218 507 1,315 1,469
Spectrum Preferred and Capital Securities Income Fund 4,178 1,111 2,322 3,069
$ 127,271 $ 38,173 $ 56,018 $ 115,749
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 282 $ 54 $ — $ 649
Core Fixed Income Fund 1,416 (1,508) — 2,667
Diversified International Fund — 360 44 (144)
Diversified Real Asset Fund 43 58 — 44
Equity Income Account 87 601 397 (351)
Finisterre Emerging Markets Total Return Bond Fund 456 (171) — 797
Global Emerging Markets Fund 15 8 7 119
Global Macro Fund 3 — — 3
Government & High Quality Bond Account 182 (47) — 264
High Yield Fund 253 12 — 7
Inflation Protection Fund 263 (252) — 446
International Equity Index Fund 68 (1) 21 (14)
LargeCap Growth Fund I 7 114 44 (76)
LargeCap S&P 500 Index Fund 6 276 12 (136)
LargeCap Value Fund III 54 1 290 (134)
MidCap Account 4 (55) 130 (44)
Overseas Fund 41 (15) 55 281
Principal Active High Yield ETF 169 — — (21)
Principal Capital Appreciation Fund 15 871 207 (492)
Principal Government Money Market Fund - Class R-6 3.67% 83 — — —
Principal International Equity ETF 51 13 — 627
Principal U.S. Mega-Cap ETF 68 1,324 — (107)
Principal U.S. Small-Cap ETF 6 19 — 77
Principal Value ETF 6 (14) — —
Real Estate Securities Account 11 — 20 (20)
Short-Term Income Fund 185 (4) — 76
Small-MidCap Dividend Income Fund 26 154 21 (95)
Spectrum Preferred and Capital Securities Income Fund 222 (34) — 136
$ 4,022 $ 1,764 $ 1,248 $ 4,559
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Australia 10 Year Bond; March 2026 Long 3 $ 219 $ —
Canada 10 Year Bond; March 2026 Long 3 264 (3)
Euro Bond 10 Year Bond; March 2026 Long 5 750 (6)
Euro-BTP; March 2026 Long 10 1,413 (4)

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2025
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-Oat; March 2026 Long 7 $ 992 $ (5)
Japan 10 Year Bond TSE; March 2026 Long 3 2,536 (18)
UK 10 Year Gilt; March 2026 Long 7 862 11
Total $ (25)
Amounts in thousands except contracts.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .92%
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b)
4,524,217 $ 4,524
Principal Exchange-Traded Funds - 28 .63%
Principal International Equity ETF
(a)
1,135,722 37,433
Principal U.S. Mega-Cap ETF
(a)
1,078,000 73,789
Principal U.S. Small-Cap ETF
(a)
470,100 27,139
Principal Value ETF
(a)
47,000 2,453
$ 140,814
Principal Funds, Inc. Class R-6 - 28 .41%
Blue Chip Fund
(a),(c)
309,023 12,997
Diversified Real Asset Fund
(a)
680,632 8,324
Global Emerging Markets Fund
(a)
986,070 33,842
Global Macro Fund
(a)
370,922 3,717
International Equity Index Fund
(a)
2,678,860 37,290
International Small Company Fund
(a)
865,541 10,889
LargeCap Growth Fund I
(a)
1,317,500 21,238
Small-MidCap Dividend Income Fund
(a)
579,301 11,389
$ 139,686
Principal Funds, Inc. Institutional Class - 33 .01%
Global Listed Infrastructure Fund
(a)
399,733 4,677
Inflation Protection Fund
(a)
635,351 4,873
LargeCap S&P 500 Index Fund
(a)
436,432 14,128
LargeCap Value Fund III
(a)
1,749,371 30,334
Overseas Fund
(a)
3,638,023 42,601
Principal Capital Appreciation Fund
(a)
763,733 65,727
$ 162,340
Principal Variable Contracts Funds, Inc.  Class 1 - 9 .06%
Equity Income Account
(a)
1,187,868 37,727
MidCap Account
(a)
40,992 2,543
Real Estate Securities Account
(a)
245,419 4,290
$ 44,560
TOTAL INVESTMENT COMPANIES $ 491,924
Total Investments $ 491,924
Other Assets and Liabilities -  (0.03)% (144)
TOTAL NET ASSETS - 100.00% $ 491,780
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 38,705 $ 2,674 $ 28,778 $ 12,997
Bond Market Index Fund — 3,397 3,435 —
Diversified International Fund 24,772 792 27,379 —
Diversified Real Asset Fund 14,910 824 8,653 8,324
Equity Income Account 55,040 7,503 26,255 37,727
Global Emerging Markets Fund 15,789 16,607 3,701 33,842
Global Listed Infrastructure Fund — 4,686 75 4,677
Global Macro Fund — 3,710 — 3,717
Inflation Protection Fund — 6,612 1,699 4,873
International Equity Index Fund 5,379 33,547 2,714 37,290
International Small Company Fund 10,321 1,400 3,509 10,889
LargeCap Growth Fund I 23,707 10,619 13,749 21,238
LargeCap S&P 500 Index Fund 13,668 1,682 3,034 14,128
LargeCap Value Fund III 40,715 6,958 15,900 30,334
MidCap Account 23,354 3,013 22,215 2,543
Overseas Fund 22,763 20,462 5,729 42,601
Principal Capital Appreciation Fund 67,368 9,156 14,581 65,727
Principal Government Money Market Fund - Class R-6 3.67% 3,194 12,366 11,036 4,524
Principal International Equity ETF — 31,242 — 37,433
Principal U.S. Mega-Cap ETF 62,852 6,099 4,684 73,789
Principal U.S. Small-Cap ETF 18,667 14,326 7,507 27,139
Principal Value ETF — 12,013 9,740 2,453
Real Estate Securities Account 3,892 1,365 804 4,290
Small-MidCap Dividend Income Fund 5,696 5,946 566 11,389
$ 450,792 $ 216,999 $ 215,743 $ 491,924
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 14,953 $ 2,154 $ (14,557)
Bond Market Index Fund — 38 — —
Diversified International Fund — 4,732 373 (2,917)
Diversified Real Asset Fund 486 (372) — 1,615
Equity Income Account 1,019 3,315 4,629 (1,876)
Global Emerging Markets Fund 587 105 285 5,042
Global Listed Infrastructure Fund 91 — 25 66
Global Macro Fund 9 — — 7
Inflation Protection Fund 219 29 — (69)
International Equity Index Fund 953 124 296 954
International Small Company Fund 312 (52) — 2,729
LargeCap Growth Fund I 385 1,074 2,282 (413)
LargeCap S&P 500 Index Fund 138 380 273 1,432
LargeCap Value Fund III 857 998 4,585 (2,437)
MidCap Account 67 (513) 2,393 (1,096)
Overseas Fund 1,636 (390) 2,200 5,495
Principal Capital Appreciation Fund 362 2,462 4,889 1,322
Principal Government Money Market Fund - Class R-6 3.67% 112 — — —
Principal International Equity ETF 480 — — 6,191
Principal U.S. Mega-Cap ETF 589 471 — 9,051
Principal U.S. Small-Cap ETF 118 1,257 — 396
Principal Value ETF 186 46 — 134
Real Estate Securities Account 72 (27) 139 (136)
Small-MidCap Dividend Income Fund 137 (36) 163 349
$ 8,815 $ 28,594 $ 24,686 $ 11,282
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 4 .53 % Shares Held Value (000's)
Money Market Funds - 4 .53%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
1,313,236 $ 1,313
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(c)
4,721,105 4,721
$ 6,034
TOTAL INVESTMENT COMPANIES $ 6,034
BONDS - 80 .14%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .55%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 400 $ 411
General Electric Co
4.30%, 07/29/2030 100 101
Lockheed Martin Corp
4.50%, 02/15/2029 650 660
Northrop Grumman Corp
4.60%, 02/01/2029 500 508
RTX Corp
5.75%, 11/08/2026 375 380
$ 2,060
Agriculture - 0 .56%
Bunge Ltd Finance Corp
4.10%, 01/07/2028 250 251
4.20%, 09/17/2029 500 500
$ 751
Airlines - 0 .63%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
426 428
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
400 403
$ 831
Automobile Asset Backed Securities - 4 .07%
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029
(d)
230 230
BofA Auto Trust 2025-1
4.52%, 11/22/2027
(d)
165 165
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
70 70
Chase Auto Owner Trust 2025-1
4.40%, 07/25/2028
(d)
244 244
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
146 146
Consumer Portfolio Services Auto Trust 2025-B
4.74%, 02/15/2029
(d)
118 118
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
23 23
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
65 65
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029
(d)
71 71
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 35 35
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 114 114
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 287 287
Gm Financial Consumer Automobile Receivables
Trust 2025-3
4.32%, 06/16/2028 200 201
GM Financial Consumer Automobile Receivables
Trust 2025-4
3.88%, 12/18/2028 500 501
LAD Auto Receivables Trust 2025-3
4.06%, 03/15/2029
(d)
300 301
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 145 146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Auto Receivables 2025-B Owner Trust
4.00%, 07/17/2028 $ 500 $ 501
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
64 64
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
400 409
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 66 66
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
87 87
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
195 196
Westlake Automobile Receivables Trust 2025-2
4.66%, 09/15/2028
(d)
100 100
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028
(d)
250 250
Westlake Automobile Receivables Trust 2025-P1
4.65%, 02/15/2028
(d)
100 100
World Omni Auto Receivables Trust 2025-C
4.19%, 10/16/2028 200 200
World Omni Auto Receivables Trust 2025-D
3.91%, 02/15/2029 500 501
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 35 35
World Omni Select Auto Trust 2025-A
4.14%, 05/15/2030 200 200
$ 5,426
Banks - 16 .53%
Bank of America Corp
4.98%, 01/24/2029
(e)
350 357
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
350 361
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
500 519
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
600 599
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
4.44%, 06/09/2028
(e)
300 302
Secured Overnight Financing Rate + 0.68%
Bank of Nova Scotia/The
1.30%, 09/15/2026 307 302
4.40%, 09/08/2028
(e)
400 402
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
500 492
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
BNP Paribas SA
5.09%, 05/09/2031
(d),(e)
400 408
Secured Overnight Financing Rate + 1.68%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 300 304
5.99%, 10/03/2028 160 168
Citibank NA
4.88%, 11/19/2027
(e)
250 252
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
900 898
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
400 403
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
400 410
Secured Overnight Financing Rate + 1.36%

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
4.47%, 12/10/2031
(e)
$ 150 $ 149
Secured Overnight Financing Rate + 1.10%
5.41%, 05/10/2029 200 208
6.82%, 11/20/2029
(e)
400 427
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
100 102
Secured Overnight Financing Rate + 1.49%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
500 492
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
500 504
Secured Overnight Financing Rate + 1.73%
5.21%, 01/28/2031
(e)
500 516
Secured Overnight Financing Rate + 1.08%
5.22%, 04/23/2031
(e)
250 258
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
400 418
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
700 698
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
4.45%, 12/05/2029
(e)
350 354
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
200 202
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
250 255
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
300 313
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 600 618
Mizuho Financial Group Inc
4.71%, 07/08/2031
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%
Morgan Stanley
1.59%, 05/04/2027
(e)
550 545
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
300 295
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
300 304
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
250 250
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
450 462
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
300 309
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
125 127
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
300 313
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
400 407
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(e)
400 408
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.01%, 11/15/2028 400 404
Secured Overnight Financing Rate + 1.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Bank NA
4.54%, 05/13/2027
(e)
$ 250 $ 250
Secured Overnight Financing Rate + 0.63%
PNC Financial Services Group Inc/The
4.90%, 05/13/2031
(e)
250 256
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
250 259
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026 600 599
4.70%, 08/06/2031
(e)
200 203
Secured Overnight Financing Rate + 1.06%
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
500 512
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
5.51%, 05/22/2031
(d),(e)
200 206
Secured Overnight Financing Rate + 1.65%
Swedbank AB
5.00%, 11/20/2029
(d),(f)
400 413
Toronto-Dominion Bank/The
0.75%, 01/06/2026 600 600
Truist Financial Corp
1.27%, 03/02/2027
(e)
348 346
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
300 324
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
750 746
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
150 154
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
175 181
Secured Overnight Financing Rate + 1.56%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 253
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
5.15%, 04/23/2031
(e)
200 206
Secured Overnight Financing Rate + 1.50%
5.24%, 01/24/2031
(e)
175 181
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
300 306
Secured Overnight Financing Rate + 1.07%
$ 22,019
Biotechnology - 0 .46%
Amgen Inc
5.15%, 03/02/2028 400 409
Gilead Sciences Inc
4.80%, 11/15/2029 200 206
$ 615
Building Materials - 0 .23%
Vulcan Materials Co
4.95%, 12/01/2029 300 308
Chemicals - 0 .20%
Westlake Corp
3.60%, 08/15/2026 268 267
Commercial Mortgage Backed Securities - 8 .39%
1301 Trust 2025-AOA
5.06%, 08/11/2042
(d),(g)
100 101
ALA Trust 2025-OANA
5.49%, 06/15/2040
(d)
200 201
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.74%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
432 428

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
ARES Trust 2025-IND3
5.25%, 04/15/2042
(d)
$ 300 $ 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BFLD Commercial Mortgage Trust 2024-UNIV
5.24%, 11/15/2041
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BFLD Commercial Mortgage Trust 2025-5MW
4.67%, 10/10/2042
(d),(g)
100 100
BFLD Commercial Mortgage Trust 2025-660F
5.25%, 11/15/2042
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BX 2024-PALM
5.29%, 06/15/2037
(d)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
4.71%, 11/15/2038
(d)
312 312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2024-AIRC
5.44%, 08/15/2041
(d)
468 469
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.04%, 12/15/2039
(d)
161 161
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
4.50%, 10/15/2026
(d)
269 268
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.37%, 10/15/2036
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
4.90%, 02/15/2035
(d)
350 349
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
BX Trust 2025-TAIL
5.15%, 06/15/2035
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.40%
BX Trust 2025-VOLT
5.45%, 12/15/2044
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
CHI Commercial Mortgage Trust 2025-110W
5.10%, 12/13/2040
(d),(g)
300 300
DBC 2025-DBC Mortgage Trust
5.10%, 11/15/2042
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.35%
ELP Commercial Mortgage Trust 2025-ELP
4.60%, 11/13/2042
(d),(g)
100 100
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
460 459
GSAT Trust 2025-BMF
5.25%, 07/15/2040
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
GSJP Trust 2025-BEDS
5.26%, 12/15/2042
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
4.92%, 04/15/2038
(d)
$ 658 $ 658
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
KRE Commercial Mortgage Trust 2025-AIP4
5.05%, 03/15/2042
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
LBA Trust 2024-7IND
5.19%, 10/15/2041
(d)
227 228
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Life 2022-BMR Mortgage Trust
5.05%, 05/15/2039
(d)
800 772
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.34%, 05/15/2041
(d)
500 498
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHP 2021-STOR
4.57%, 07/15/2038
(d)
650 649
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
NYC Commercial Mortgage Trust 2025-28L
4.67%, 11/05/2038
(d),(g)
250 251
PENN Commercial Mortgage Trust 2025-P11
5.34%, 08/10/2042
(d),(g)
200 205
PRM5 Trust 2025-PRM5
4.47%, 03/10/2033
(d),(g)
200 200
SREIT Trust 2021-MFP
4.60%, 11/15/2038
(d)
503 503
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TEXAS Commercial Mortgage Trust 2025-TWR
5.04%, 04/15/2042
(d)
200 200
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
WB Commercial Mortgage Trust 2024-HQ
5.94%, 03/15/2040
(d),(g)
500 499
$ 11,171
Computers - 1 .17%
Apple Inc
4.00%, 05/12/2028 300 303
Dell International LLC / EMC Corp
4.75%, 04/01/2028 100 101
5.00%, 04/01/2030 150 154
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 600 603
4.55%, 10/15/2029 400 402
$ 1,563
Diversified Financial Services - 0 .42%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.38%, 11/15/2030 200 199
6.45%, 04/15/2027 350 360
$ 559
Electric - 5 .75%
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
150 149
5.95%, 03/30/2029
(d)
500 523
Black Hills Corp
4.55%, 01/31/2031 200 200
Consumers Energy Co
4.90%, 02/15/2029 375 385
Dominion Energy Inc
4.60%, 05/15/2028 350 354

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
3.40%, 06/15/2029 $ 200 $ 195
Evergy Kansas Central Inc
4.70%, 03/13/2028 100 102
Exelon Corp
5.15%, 03/15/2029 320 329
Fortis Inc/Canada
3.06%, 10/04/2026 656 651
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 167 170
4.90%, 03/15/2029 300 308
NRG Energy Inc
4.73%, 10/15/2030
(d)
150 150
OGE Energy Corp
5.45%, 05/15/2029 400 414
PacifiCorp
5.10%, 02/15/2029 450 459
Public Service Enterprise Group Inc
4.90%, 03/15/2030 100 102
5.20%, 04/01/2029 300 308
5.88%, 10/15/2028 350 365
Southern Co/The
5.50%, 03/15/2029 500 519
Southern Power Co
4.25%, 10/01/2030 100 100
Southwestern Electric Power Co
1.65%, 03/15/2026 600 597
Tampa Electric Co
4.90%, 03/01/2029 110 112
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
800 794
Wisconsin Public Service Corp
4.55%, 12/01/2029 125 127
Xcel Energy Inc
1.75%, 03/15/2027 250 243
$ 7,656
Environmental Control - 0 .23%
Republic Services Inc
4.75%, 07/15/2030 300 307
Food - 0 .38%
Mars Inc
4.60%, 03/01/2028
(d)
200 203
4.80%, 03/01/2030
(d)
300 306
$ 509
Gas - 0 .12%
NiSource Inc
5.25%, 03/30/2028 150 154
Healthcare - Products - 0 .15%
Solventum Corp
5.40%, 03/01/2029 194 201
Healthcare - Services - 0 .87%
Cigna Group/The
1.25%, 03/15/2026 208 207
HCA Inc
4.30%, 11/15/2030 100 100
5.25%, 06/15/2026 700 700
5.88%, 02/01/2029 150 156
$ 1,163
Home Equity Asset Backed Securities - 2 .07%
JP Morgan Mortgage Trust 2023-HE1
5.67%, 11/25/2053
(d)
49 50
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
5.62%, 03/20/2054
(d)
260 261
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
JP Morgan Mortgage Trust 2023-HE3
5.52%, 05/20/2054
(d)
$ 160 $ 160
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust 2025-HE3
5.27%, 03/20/2056
(d)
389 389
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
342 345
JP Morgan Mortgage Trust Series 2024-HE3
5.12%, 02/25/2055
(d)
319 319
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
222 224
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055
(d),(g)
227 228
JP Morgan Mortgage Trust Series 2025-CES7
5.06%, 04/25/2056
(d),(g)
300 300
JP Morgan Mortgage Trust Series 2025-HE1
5.07%, 07/20/2055
(d)
476 476
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
$ 2,752
Insurance - 2 .48%
Aon North America Inc
5.15%, 03/01/2029 700 720
Arthur J Gallagher & Co
4.85%, 12/15/2029 150 154
Brown & Brown Inc
4.90%, 06/23/2030 100 101
Guardian Life Global Funding
4.40%, 12/11/2030
(d)
250 251
Markel Group Inc
3.50%, 11/01/2027 209 207
New York Life Global Funding
4.60%, 12/05/2029
(d)
200 203
4.60%, 06/03/2030
(d)
350 355
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
500 500
4.96%, 01/13/2030
(d)
300 308
5.07%, 03/25/2027
(d)
500 507
$ 3,306
Internet - 0 .82%
Alphabet Inc
3.88%, 11/15/2028 100 100
4.10%, 11/15/2030 250 251
eBay Inc
1.40%, 05/10/2026 500 495
4.25%, 03/06/2029 250 251
$ 1,097
Machinery - Diversified - 0 .23%
Ingersoll Rand Inc
5.20%, 06/15/2027 200 203
Westinghouse Air Brake Technologies Corp
4.90%, 05/29/2030 100 103
$ 306
Media - 0 .39%
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.10%, 06/01/2029 500 522
Mining - 0 .08%
Glencore Funding LLC
5.19%, 04/01/2030
(d)
100 103

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3 .35%
Chase Home Lending Mortgage Trust 2025-3
5.50%, 02/25/2056
(d),(g)
$ 192 $ 192
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
238 241
CHL Mortgage Pass-Through Trust 2003-46
5.77%, 01/19/2034
(g)
7 6
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 1 1
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
89 81
JP Morgan Mortgage Trust 2004-A3
6.45%, 07/25/2034
(g)
2 2
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 10 9
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
223 206
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
131 132
JP Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
633 640
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
112 103
Morgan Stanley Residential Mortgage Loan Trust
2025-1
5.50%, 03/25/2055
(d),(g)
153 154
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
329 296
PHH Mortgage Trust Series 2008-CIM1
6.24%, 06/25/2038 26 24
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
600 545
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
115 107
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
316 285
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
444 394
Sequoia Mortgage Trust 2024-1
5.72%, 01/25/2054
(d),(g)
160 160
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
63 63
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
538 543
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
2 2
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
191 168
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
69 64
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
53 49
$ 4,467
Oil & Gas - 1 .24%
Canadian Natural Resources Ltd
5.00%, 12/15/2029 165 169
Diamondback Energy Inc
5.15%, 01/30/2030 350 360
5.20%, 04/18/2027 400 406
EOG Resources Inc
4.40%, 07/15/2028 150 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp
5.20%, 08/01/2029 $ 300 $ 307
Shell Finance US Inc
4.13%, 11/06/2030 250 250
$ 1,644
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
200 203
5.00%, 11/15/2029
(d)
200 205
$ 408
Other Asset Backed Securities - 10 .38%
1988 CLO 2 Ltd
5.10%, 04/15/2038
(d)
300 299
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
1988 CLO 3 Ltd
5.15%, 10/15/2038
(d)
500 499
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.25%
37 Capital CLO II
5.19%, 07/15/2034
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.41%, 07/20/2037
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AB BSL CLO 4 Ltd
5.18%, 04/20/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
Bardot CLO Ltd
4.84%, 10/22/2032
(d)
380 380
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
127 129
CCG Receivables Trust 2025-2
4.12%, 10/14/2026
(d)
163 164
4.14%, 08/15/2034
(d)
250 251
Cerberus Loan Funding XXIV LP
5.25%, 07/15/2030
(d)
259 258
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
1,304 1,052
1.69%, 07/15/2060
(d)
444 374
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 34 34
Dell Equipment Finance Trust 2025-2
4.10%, 02/22/2028
(d)
250 251
Dewolf Park CLO Ltd
5.09%, 10/15/2030
(d)
184 184
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
228 229
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
113 114
DLLAD 2025-1 LLC
4.46%, 11/20/2028
(d)
200 201
Empower CLO 2025-1 Ltd
5.19%, 07/20/2038
(d)
400 400
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
47 47

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Lake Shore MM CLO II Ltd
5.28%, 10/17/2031
(d)
$ 265 $ 265
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XL-R Ltd
5.25%, 10/16/2038
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Magnetite XLVII Ltd
5.19%, 01/25/2038
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.33%
Maranon Loan Funding 2021-3 Ltd
5.65%, 10/15/2036
(d)
300 301
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
17 16
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
234 240
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
350 350
Navesink CLO 2 Ltd
0.00%, 01/15/2036
(d),(h),(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.19%
New Mountain CLO 6 Ltd
5.28%, 10/15/2037
(d)
300 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
New Mountain CLO 7 Ltd
5.08%, 03/31/2038
(d)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Oaktree CLO 2019-4 Ltd
5.39%, 07/20/2037
(d)
500 501
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.43%, 04/20/2037
(d)
500 500
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
PFS Financing Corp
4.85%, 02/15/2030
(d)
450 458
4.95%, 02/15/2029
(d)
650 657
5.52%, 10/15/2028
(d)
200 202
Signal Peak CLO 11 Ltd
5.33%, 07/18/2037
(d)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
T-Mobile US Trust 2025-2
4.34%, 04/22/2030
(d)
200 202
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
750 759
Verizon Master Trust
4.17%, 08/20/2030 250 252
4.35%, 08/20/2032
(d)
250 252
4.49%, 01/22/2029 700 700
4.62%, 11/20/2030 300 304
5.16%, 06/20/2029 600 603
Voya 2012-4 Ltd
5.17%, 10/15/2030
(d)
42 42
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 13,823
Packaging & Containers - 0 .65%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
450 446
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 $ 400 $ 412
$ 858
Pharmaceuticals - 2 .02%
AbbVie Inc
4.80%, 03/15/2029 500 512
Astrazeneca Finance LLC
4.85%, 02/26/2029 400 411
Eli Lilly & Co
4.50%, 02/09/2029 500 509
4.55%, 02/12/2028 250 254
4.75%, 02/12/2030 100 103
Novartis Capital Corp
3.90%, 11/05/2028 250 251
4.10%, 11/05/2030 250 250
Pfizer Inc
3.88%, 11/15/2027 200 201
4.20%, 11/15/2030 200 201
$ 2,692
Pipelines - 3 .24%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
525 546
6.06%, 08/15/2026
(d)
150 151
Enbridge Inc
5.30%, 04/05/2029 150 155
5.90%, 11/15/2026 525 532
Energy Transfer LP
4.40%, 03/15/2027 250 251
5.55%, 02/15/2028 300 308
Kinder Morgan Inc
5.00%, 02/01/2029 500 511
5.10%, 08/01/2029 200 206
ONEOK Inc
4.25%, 09/24/2027 500 502
4.40%, 10/15/2029 300 301
5.55%, 11/01/2026 300 303
Williams Cos Inc/The
4.63%, 06/30/2030 250 252
5.40%, 03/02/2026 300 301
$ 4,319
REITs - 2 .57%
American Homes 4 Rent LP
4.95%, 06/15/2030 192 196
American Tower Trust #1
3.65%, 03/15/2048
(d)
270 267
5.49%, 03/15/2053
(d)
500 508
Omega Healthcare Investors Inc
5.20%, 07/01/2030 200 204
Public Storage Operating Co
4.38%, 07/01/2030 250 252
4.41%, 04/16/2027 450 452
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
500 489
1.88%, 07/15/2050
(d)
125 125
2.33%, 07/15/2052
(d)
653 627
Welltower OP LLC
4.50%, 07/01/2030 300 303
$ 3,423
Semiconductors - 1 .26%
Advanced Micro Devices Inc
4.21%, 09/24/2026 200 201
4.32%, 03/24/2028 200 202
Broadcom Inc
4.60%, 07/15/2030 200 203
5.05%, 07/12/2029 350 360
Marvell Technology Inc
4.75%, 07/15/2030 200 203

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc
4.60%, 02/08/2029
(f)
$ 500 $ 511
$ 1,680
Software - 1 .32%
Oracle Corp
4.20%, 09/27/2029 400 392
4.80%, 08/03/2028
(f)
350 352
Roper Technologies Inc
4.50%, 10/15/2029 300 303
Take-Two Interactive Software Inc
4.95%, 03/28/2028 500 509
5.40%, 06/12/2029 200 207
$ 1,763
Student Loan Asset Backed Securities - 4 .00%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
41 40
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
43 42
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
89 82
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
173 156
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
174 149
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
215 189
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
94 88
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
428 436
Navient Education Loan Trust 2025-A
5.02%, 07/15/2055
(d)
89 90
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
4 4
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
35 34
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
63 60
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
66 62
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
76 72
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
43 40
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
57 53
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
448 411
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
79 73
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
214 193
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
237 212
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
141 129
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
160 165
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
256 262
Navient Refinance Loan Trust 2025-B
4.72%, 09/15/2055
(d)
283 283
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
290 275
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
94 88
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
183 174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2004-A
4.38%, 06/15/2033 $ 9 $ 9
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.27%, 06/15/2039 231 223
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.18%, 12/15/2039 89 87
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
205 188
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
184 174
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053
(d)
330 312
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
237 225
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
251 251
$ 5,331
Telecommunications - 1 .72%
AT&T Inc
1.70%, 03/25/2026 400 398
4.70%, 08/15/2030 300 305
Cisco Systems Inc
4.75%, 02/24/2030 350 360
4.85%, 02/26/2029 500 513
Crown Castle Towers LLC
4.24%, 07/15/2048
(d)
290 289
NTT Finance Corp
4.62%, 07/16/2028
(d)
200 203
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
225 227
$ 2,295
Transportation - 0 .30%
Ryder System Inc
1.75%, 09/01/2026 400 394
TOTAL BONDS $ 106,743
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 15 .51%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .01%
6.40%, 09/01/2035 $ 2 $ 2
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .01%
6.10%, 04/01/2033 5 5
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.51%
6.10%, 02/01/2037 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
6.14%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.56%
6.37%, 08/01/2034 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
6.52%, 12/01/2032 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.75%, 01/01/2035 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
$ 15

Schedule of Investments
Short-Term Income Account
December 31, 2025
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 15 .49%
3.25%, 06/30/2029 $ 5,000 $ 4,943
3.88%, 07/31/2027 7,500 7,544
4.00%, 01/15/2027 5,600 5,627
4.13%, 08/31/2030 500 509
4.50%, 07/15/2026 2,000 2,010
$ 20,633
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 20,650
Total Investments $ 133,427
Other Assets and Liabilities -  (0.18)% (235)
TOTAL NET ASSETS - 100.00% $ 133,192
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,313 or
0.99% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,613 or 38.00% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,262 or 0.95% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 8,662 $ 87,824 $ 91,765 $ 4,721
$ 8,662 $ 87,824 $ 91,765 $ 4,721
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 159 $ — $ — $ —
$ 159 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Treasury Note; March 2026 Long 2 $ 417 $ 1
US 5 Year Treasury  Note; March 2026 Long 25 2,733 (4)
Total $ (3)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 2 .06 % Shares Held Value (000's)
Money Market Funds - 2 .06%
BlackRock Liquidity FedFund - Institutional Class
3.64%
(a),(b)
880,846 $ 881
Principal Government Money Market Fund - Class
R-6 3.67%
(a),(b),(c)
2,739,437 2,739
$ 3,620
TOTAL INVESTMENT COMPANIES $ 3,620
COMMON STOCKS - 100 .08 % Shares Held Value (000's)
Aerospace & Defense - 2 .26%
AAR Corp
(d)
17,400 $ 1,441
Curtiss-Wright Corp 3,100 1,709
Kratos Defense & Security Solutions Inc
(d)
10,900 827
$ 3,977
Agriculture - 1 .47%
Darling Ingredients Inc
(d)
31,400 1,130
Vital Farms Inc
(d)
45,700 1,460
$ 2,590
Apparel - 0 .59%
PVH Corp 15,500 1,039
Automobile Parts & Equipment - 0 .56%
Visteon Corp 10,300 980
Banks - 10 .39%
Ameris Bancorp 25,700 1,909
First Horizon Corp 107,700 2,574
FNB Corp/PA 119,758 2,048
Independent Bank Corp/MI 12,000 390
National Bank Holdings Corp 15,400 585
Popular Inc 21,400 2,665
Steel Newco Inc 15,400 1,469
UMB Financial Corp 23,200 2,669
Webster Financial Corp 31,307 1,971
Wintrust Financial Corp 14,500 2,027
$ 18,307
Biotechnology - 9 .35%
Axsome Therapeutics Inc
(d)
12,700 2,320
Bicycle Therapeutics PLC ADR
(d)
45,500 322
Bridgebio Pharma Inc
(d)
39,200 2,998
Cytokinetics Inc
(d)
26,900 1,709
Denali Therapeutics Inc
(d)
54,400 898
Immunocore Holdings PLC ADR
(d),(e)
26,000 903
Immunome Inc
(d)
50,700 1,089
Insmed Inc
(d)
23,200 4,037
Structure Therapeutics Inc ADR
(d)
22,000 1,530
Viking Therapeutics Inc
(d)
19,100 672
$ 16,478
Building Materials - 3 .96%
Louisiana-Pacific Corp 8,400 678
Modine Manufacturing Co
(d)
22,900 3,057
SPX Technologies Inc
(d)
10,580 2,117
Trex Co Inc
(d)
32,000 1,123
$ 6,975
Chemicals - 0 .60%
Ingevity Corp
(d)
17,900 1,059
Commercial Services - 2 .69%
BOYD GROUP INC 5,500 876
Huron Consulting Group Inc
(d)
16,100 2,784
Stride Inc
(d)
16,700 1,084
$ 4,744
Computers - 2 .41%
Netskope Inc
(d),(e)
71,000 1,245
Parsons Corp
(d)
21,700 1,341
Varonis Systems Inc
(d)
50,600 1,660
$ 4,246
Distribution & Wholesale - 1 .47%
WESCO International Inc 10,600 2,593
Diversified Financial Services - 4 .60%
Hamilton Lane Inc 13,300 1,786
Jefferson Capital Inc 28,117 628
Lazard Inc 45,600 2,214
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
OneMain Holdings Inc 18,900 $ 1,277
Stifel Financial Corp 17,600 2,204
$ 8,109
Electric - 0 .94%
Algonquin Power & Utilities Corp 269,900 1,660
Electrical Components & Equipment - 1 .12%
EnerSys 13,409 1,968
Electronics - 2 .71%
Advanced Energy Industries Inc 14,600 3,057
TD SYNNEX Corp 11,432 1,717
$ 4,774
Engineering & Construction - 4 .53%
Dycom Industries Inc
(d)
9,100 3,075
MYR Group Inc
(d)
10,100 2,207
Sterling Infrastructure Inc
(d)
8,800 2,695
$ 7,977
Entertainment - 1 .00%
TKO Group Holdings Inc 8,400 1,756
Environmental Control - 0 .67%
Montrose Environmental Group Inc
(d)
47,500 1,179
Food - 0 .74%
Performance Food Group Co
(d)
14,600 1,313
Gas - 1 .57%
Southwest Gas Holdings Inc 34,500 2,761
Healthcare - Products - 3 .69%
Adaptive Biotechnologies Corp
(d)
40,500 658
Castle Biosciences Inc
(d)
65,800 2,559
Exact Sciences Corp
(d)
7,600 772
Natera Inc
(d)
11,000 2,520
$ 6,509
Healthcare - Services - 3 .65%
Addus HomeCare Corp
(d)
12,200 1,310
LifeStance Health Group Inc
(d)
102,900 724
Lumexa Imaging Holdings Inc
(d)
24,262 449
Privia Health Group Inc
(d)
77,600 1,840
RadNet Inc
(d)
29,700 2,119
$ 6,442
Home Builders - 1 .29%
Taylor Morrison Home Corp
(d)
38,500 2,267
Insurance - 3 .09%
CNO Financial Group Inc 39,371 1,672
Essent Group Ltd 20,800 1,352
Lincoln National Corp 54,300 2,418
$ 5,442
Internet - 0 .46%
Lyft Inc
(d)
41,600 806
Investment Companies - 0 .42%
Riot Platforms Inc
(d)
58,500 741
Iron & Steel - 1 .44%
Commercial Metals Co 36,700 2,540
Leisure Products & Services - 2 .03%
Life Time Group Holdings Inc
(d)
69,400 1,845
Lindblad Expeditions Holdings Inc
(d)
51,000 735
Topgolf Callaway Brands Corp
(d)
85,500 998
$ 3,578
Machinery - Diversified - 1 .69%
Mueller Water Products Inc - Class A 83,800 1,996
Regal Rexnord Corp 7,000 982
$ 2,978
Mining - 0 .63%
MP Materials Corp
(d)
12,200 616
OR Royalties Inc 14,000 496
$ 1,112

Schedule of Investments
SmallCap Account
December 31, 2025
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .24%
Entegris Inc 10,100 $ 851
Fabrinet
(d)
2,940 1,339
$ 2,190
Oil & Gas - 2 .81%
Chord Energy Corp 9,100 843
Gulfport Energy Corp
(d)
12,000 2,496
Patterson-UTI Energy Inc 263,439 1,610
$ 4,949
Oil & Gas Services - 1 .81%
Helix Energy Solutions Group Inc
(d)
148,100 929
Solaris Energy Infrastructure Inc 49,100 2,257
$ 3,186
Packaging & Containers - 0 .42%
Graphic Packaging Holding Co 49,600 747
Pharmaceuticals - 2 .65%
Abivax SA ADR
(d)
8,600 1,160
AdaptHealth Corp
(d)
58,600 584
BellRing Brands Inc
(d)
36,000 962
Collegium Pharmaceutical Inc
(d)
42,300 1,958
$ 4,664
Pipelines - 0 .56%
Kinetik Holdings Inc
(e)
27,400 988
Real Estate - 0 .86%
Newmark Group Inc 87,200 1,512
REITs - 5 .05%
American Healthcare REIT Inc 19,100 899
American Homes 4 Rent 44,100 1,416
Cousins Properties Inc 53,100 1,369
InvenTrust Properties Corp 47,400 1,337
Ladder Capital Corp 52,000 571
Rexford Industrial Realty Inc 43,000 1,665
Sabra Health Care REIT Inc 86,400 1,636
$ 8,893
Retail - 2 .24%
American Eagle Outfitters Inc 27,800 733
BJ's Wholesale Club Holdings Inc
(d)
10,200 918
Boot Barn Holdings Inc
(d)
7,300 1,288
Cava Group Inc
(d)
17,200 1,010
$ 3,949
Semiconductors - 2 .54%
Allegro MicroSystems Inc
(d)
53,100 1,401
SiTime Corp
(d)
8,700 3,073
$ 4,474
Software - 5 .50%
Agilysys Inc
(d)
12,900 1,533
Clearwater Analytics Holdings Inc
(d)
79,000 1,906
JFrog Ltd
(d)
39,800 2,486
Progress Software Corp
(d)
2,821 121
ServiceTitan Inc
(d)
14,800 1,576
Sophia Genetics SA
(d),(e)
52,300 244
Vertex Inc
(d)
50,254 1,004
Via Transportation Inc
(d),(e)
28,300 821
$ 9,691
Telecommunications - 1 .78%
Credo Technology Group Holding Ltd
(d)
21,775 3,133
Transportation - 0 .60%
ArcBest Corp 14,400 1,068
TOTAL COMMON STOCKS $ 176,344
Total Investments $ 179,964
Other Assets and Liabilities -  (2.14)% (3,762)
TOTAL NET ASSETS - 100.00% $ 176,202
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,341 or
1.90% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,234 or 1.84% of net assets.

Schedule of Investments
SmallCap Account
December 31, 2025
See accompanying notes.

Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 494 $ 60,862 $ 58,617 $ 2,739
$ 494 $ 60,862 $ 58,617 $ 2,739
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 56 $ — $ — $ —
$ 56 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer April Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 87 .89 % Shares Held Value (000's)
Exchange-Traded Funds - 87 .86%
iShares Core S&P 500 ETF
(a)
24,670 $ 16,897
SPDR S&P 500 ETF Trust
(a)
4,930 3,362
State Street SPDR Portfolio S&P 500 ETF
(a)
54,863 4,401
Vanguard S&P 500 ETF
(a)
8,068 5,060
$ 29,720
Money Market Funds - 0 .03%
Principal Government Money Market Fund - Class
R-6 3.67%
(b),(c)
9,940 10
TOTAL INVESTMENT COMPANIES $ 29,730
TOTAL PURCHASED OPTIONS - 16.15% $ 5,463
Total Investments $ 35,193
Other Assets and Liabilities -  (4.04)% (1,366)
TOTAL NET ASSETS - 100.00% $ 33,827
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$11,146 or 32.95% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 124 $ 13,335 $ 13,449 $ 10
$ 124 $ 13,335 $ 13,449 $ 10
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 79 $ 8 $ 5 .61 03/31/2026 $ 4,390 $ 5,355 $ 965
Put - S&P 500 Mini Index
(a)
N/A 517 52 $ 561 .19 03/31/2026 1,659 108 (1,551)
Total $ 6,049 $ 5,463 $ (586)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 162 $ 16 $ 617 .31 03/31/2026 $ (329) $ (1,241) $ (912)
Put - S&P 500 Mini Index
(a)
N/A 517 52 $ 505 .07 03/31/2026 (886) (57) 829
Total $ (1,215) $ (1,298) $ (83)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer January Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 38 .42 % Shares Held Value (000's)
Exchange-Traded Funds - 36 .29%
iShares Core S&P 500 ETF
(a)
18,455 $ 12,640
SPDR S&P 500 ETF Trust
(a)
3,707 2,528
State Street SPDR Portfolio S&P 500 ETF
(a)
40,958 3,286
Vanguard S&P 500 ETF
(a)
6,046 3,792
$ 22,246
Money Market Funds - 2 .13%
Principal Government Money Market Fund - Class
R-6 3.67%
(b),(c)
1,305,110 1,305
TOTAL INVESTMENT COMPANIES $ 23,551
TOTAL PURCHASED OPTIONS - 7.30% $ 4,473
Total Investments $ 28,024
Other Assets and Liabilities -  54.28% 33,270
TOTAL NET ASSETS - 100.00% $ 61,294
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$8,349 or 13.62% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ — $ 49,325 $ 48,020 $ 1,305
$ — $ 49,325 $ 48,020 $ 1,305
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 45 $ 5 $ 6 .85 12/31/2026 $ 3,028 $ 3,033 $ 5
Put - S&P 500 Mini Index
(a)
N/A 375 38 $ 684 .55 12/31/2026 1,405 1,440 35
Total $ 4,433 $ 4,473 $ 40
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 137 $ 14 $ 753 .01 12/31/2026 $ (287) $ (290) $ (3)
Put - S&P 500 Mini Index
(a)
N/A 375 38 $ 616 .10 12/31/2026 (793) (823) (30)
Total $ (1,080) $ (1,113) $ (33)
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer July Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 88 .52 % Shares Held Value (000's)
Exchange-Traded Funds - 88 .45%
iShares Core S&P 500 ETF
(a)
33,167 $ 22,717
SPDR S&P 500 ETF Trust
(a)
6,638 4,527
State Street SPDR Portfolio S&P 500 ETF
(a)
73,689 5,911
Vanguard S&P 500 ETF
(a)
10,857 6,809
$ 39,964
Money Market Funds - 0 .07%
Principal Government Money Market Fund - Class
R-6 3.67%
(b),(c)
31,228 31
TOTAL INVESTMENT COMPANIES $ 39,995
TOTAL PURCHASED OPTIONS - 14.95% $ 6,756
Total Investments $ 46,751
Other Assets and Liabilities -  (3.47)% (1,570)
TOTAL NET ASSETS - 100.00% $ 45,181
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$13,879 or 30.72% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 871 $ 44,341 $ 45,181 $ 31
$ 871 $ 44,341 $ 45,181 $ 31
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 88 $ 9 $ 6 .21 06/30/2026 $ 5,452 $ 5,952 $ 500
Put - S&P 500 Mini Index
(a)
N/A 678 68 $ 620 .50 06/30/2026 2,093 804 (1,289)
Total $ 7,545 $ 6,756 $ (789)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 199 $ 20 $ 682 .55 06/30/2026 $ (400) $ (734) $ (334)
Put - S&P 500 Mini Index
(a)
N/A 678 68 $ 558 .45 06/30/2026 (1,170) (398) 772
Total $ (1,570) $ (1,132) $ 438
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Schedule of Investments
U.S. LargeCap S&P 500 Index Buffer October Account
December 31, 2025
See accompanying notes.

INVESTMENT COMPANIES - 124 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 124 .39%
iShares Core S&P 500 ETF
(a)
89,853 $ 61,543
SPDR S&P 500 ETF Trust
(a)
18,044 12,305
State Street SPDR Portfolio S&P 500 ETF
(a)
199,585 16,011
Vanguard S&P 500 ETF
(a)
29,452 18,470
$ 108,329
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 3.67%
(b),(c)
3,899 4
TOTAL INVESTMENT COMPANIES $ 108,333
TOTAL PURCHASED OPTIONS - 21.39% $ 18,628
Total Investments $ 126,961
Other Assets and Liabilities -  (45.78)% (39,869)
TOTAL NET ASSETS - 100.00% $ 87,092
(a) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$39,739 or 45.63% of net assets.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c) 1-day yield shown is as of period end.
Affiliated Securities December 31, 2024 Purchases Sales December 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 3.67% $ 7,529 $ 68,775 $ 76,300 $ 4
$ 7,529 $ 68,775 $ 76,300 $ 4
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 3.67% $ 13 $ — $ — $ —
$ 13 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 201 $ 20 $ 6 .69 09/30/2026 $ 13,232 $ 13,572 $ 340
Put - S&P 500 Mini Index
(a)
N/A 1,802 180 $ 668 .85 09/30/2026 6,364 5,056 (1,308)
Total $ 19,596 $ 18,628 $ (968)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Mini Index
(a)
N/A 564 $ 56 $ 735 .74 09/30/2026 $ (1,187) $ (1,102) $ 85
Put - S&P 500 Mini Index
(a)
N/A 1,802 180 $ 601 .97 09/30/2026 (3,627) (2,687) 940
Total $ (4,814) $ (3,789) $ 1,025
Amounts in thousands except contracts/shares.
(a) FLEX Options which are customized exchange-traded option contracts.

Glossary to the Schedule of Investments
December 31, 2025
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
BLUE CHIP ACCOUNT
Class 2 shares
2025(c) $ 14.50 ( $ 0.05) $ 1.74 $ 1.69 $ 16.19

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11.66% (d) $ 24,412 0.90% (e),(f) (0.44) % (e) 37.4% (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from April 30, 2025, date operations commenced, through December 31, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Period from January 1, 2025 through December 31, 2025. Effective May 1, 2025, Class 3 shares converted into Class 2 shares.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2025 $ 9 .21 $ 0 .34 $ 0 .32 $ 0 .66 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 9 .46
2024 9 .40 0 .32 ( 0 .21 ) 0 .11 ( 0 .30 ) – ( 0 .30 ) 9 .21
2023 9 .13 0 .28 0 .21 0 .49 ( 0 .22 ) – ( 0 .22 ) 9 .40
2022 10 .76 0 .21 ( 1 .62 ) ( 1 .41 ) ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 9 .13
2021 11 .21 0 .17 ( 0 .37 ) ( 0 .20 ) ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 10 .76

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .16% $ 1,802,149 0 .15% 3 .66% 39 .7%
1 .08 2,160,284 0 .15 3 .42 49 .4
5 .51 2,440,279 0 .15 3 .07 47 .4
( 13 .16 ) 2,290,071 0 .14 2 .19 102 .0
( 1 .83 ) 2,900,608 0 .14 1 .58 130 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND ACCOUNT
Class 1 shares
2025 $ 9 .42 $ 0 .45 $ 0 .25 $ 0 .70 ( $ 0 .41 ) $ – ( $ 0 .41 ) $ 9 .71
2024 9 .63 0 .41 ( 0 .31 ) 0 .10 ( 0 .31 ) – ( 0 .31 ) 9 .42
2023 9 .42 0 .34 0 .15 0 .49 ( 0 .28 ) – ( 0 .28 ) 9 .63
2022 11 .48 0 .28 ( 1 .90 ) ( 1 .62 ) ( 0 .32 ) ( 0 .12 ) ( 0 .44 ) 9 .42
2021 12 .15 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 11 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .46% $ 246,054 0 .49% 4 .68% 170 .0%
0 .90 204,623 0 .49 4 .25 177 .7
5 .34 199,271 0 .50 3 .57 143 .3
( 14 .13 ) 187,023 0 .49 2 .76 146 .8
( 0 .45 ) 236,382 0 .47 2 .12 150 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2025 $ 14 .81 $ 0 .45 $ 1 .35 $ 1 .80 ( $ 0 .50 ) ( $ 1 .84 ) ( $ 2 .34 ) $ 14 .27
2024 14 .21 0 .37 1 .03 1 .40 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .81
2023 13 .57 0 .27 1 .57 1 .84 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 14 .21
2022 18 .11 0 .28 ( 2 .96 ) ( 2 .68 ) ( 0 .40 ) ( 1 .46 ) ( 1 .86 ) 13 .57
2021 17 .58 0 .36 1 .55 1 .91 ( 0 .40 ) ( 0 .98 ) ( 1 .38 ) 18 .11
Class 2 shares
2025 14 .88 0 .39 1 .37 1 .76 ( 0 .45 ) ( 1 .84 ) ( 2 .29 ) 14 .35
2024 14 .26 0 .32 1 .05 1 .37 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 14 .88
2023 13 .61 0 .24 1 .57 1 .81 ( 0 .25 ) ( 0 .91 ) ( 1 .16 ) 14 .26
2022 18 .15 0 .24 ( 2 .97 ) ( 2 .73 ) ( 0 .35 ) ( 1 .46 ) ( 1 .81 ) 13 .61
2021 17 .61 0 .31 1 .57 1 .88 ( 0 .36 ) ( 0 .98 ) ( 1 .34 ) 18 .15

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .46% $ 34,570 0 .06% 3 .01% 19 .0%
9 .86 34,312 0 .05 2 .51 12 .6
14 .17 33,872 0 .05 1 .95 13 .9
( 14 .85 ) 32,564 0 .05 1 .79 19 .5
11 .06 41,982 0 .05 2 .00 14 .3
12 .09 468,973 0 .31 2 .60 19 .0
9 .67 585,489 0 .30 2 .14 12 .6
13 .86 701,248 0 .30 1 .68 13 .9
( 15 .10 ) 715,788 0 .30 1 .52 19 .5
10 .83 962,935 0 .30 1 .72 14 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED ADAPTIVE ALLOCATION ACCOUNT
Class 2 shares
2025 $ 12 .30 $ 0 .32 $ 0 .52 $ 0 .84 ( $ 0 .31 ) ( $ 0 .89 ) ( $ 1 .20 ) $ 11 .94
2024 11 .66 0 .26 0 .73 0 .99 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 12 .30
2023 10 .53 0 .19 1 .18 1 .37 ( 0 .15 ) ( 0 .09 ) ( 0 .24 ) 11 .66
2022 13 .27 0 .16 ( 1 .99 ) ( 1 .83 ) ( 0 .20 ) ( 0 .71 ) ( 0 .91 ) 10 .53
2021 12 .40 0 .22 1 .02 1 .24 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 13 .27

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .00% $ 216,884 0 .38% 2 .67% 41 .2%
8 .54 234,904 0 .38 2 .17 32 .7
13 .08 241,311 0 .38 1 .76 35 .7
( 13 .79 ) 207,220 0 .38 1 .40 104 .9
10 .08 229,787 0 .38 1 .67 47 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED BALANCED STRATEGIC ALLOCATION ACCOUNT
Class 2 shares
2025 $ 12 .14 $ 0 .31 $ 1 .12 $ 1 .43 ( $ 0 .39 ) ( $ 1 .07 ) ( $ 1 .46 ) $ 12 .11
2024 11 .67 0 .26 0 .77 1 .03 ( 0 .23 ) ( 0 .33 ) ( 0 .56 ) 12 .14
2023 11 .00 0 .18 1 .22 1 .40 ( 0 .19 ) ( 0 .54 ) ( 0 .73 ) 11 .67
2022 14 .43 0 .17 ( 2 .27 ) ( 2 .10 ) ( 0 .35 ) ( 0 .98 ) ( 1 .33 ) 11 .00
2021 13 .65 0 .32 1 .03 1 .35 ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 14 .43

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .00% $ 87,617 0 .31% (c) 2 .55% 20 .6%
8 .83 112,520 0 .31 (c) 2 .16 14 .6
13 .09 134,117 0 .31 (c) 1 .62 16 .4
( 14 .63 ) 141,384 0 .31 (c) 1 .36 21 .0
9 .94 184,060 0 .31 (c) 2 .24 18 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2025 $ 18 .51 $ 0 .41 $ 2 .06 $ 2 .47 ( $ 0 .55 ) ( $ 3 .27 ) ( $ 3 .82 ) $ 17 .16
2024 17 .35 0 .35 1 .77 2 .12 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 18 .51
2023 16 .20 0 .27 2 .32 2 .59 ( 0 .29 ) ( 1 .15 ) ( 1 .44 ) 17 .35
2022 21 .68 0 .27 ( 3 .66 ) ( 3 .39 ) ( 0 .40 ) ( 1 .69 ) ( 2 .09 ) 16 .20
2021 20 .15 0 .37 2 .56 2 .93 ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 21 .68

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .86% $ 1,852,824 0 .30% 2 .24% 19 .8%
12 .26 2,382,875 0 .30 1 .90 13 .2
16 .60 3,076,955 0 .30 1 .59 13 .7
( 15 .70 ) 3,045,729 0 .30 1 .47 20 .1
14 .79 3,974,179 0 .30 1 .74 14 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH ADAPTIVE ALLOCATION ACCOUNT
Class 2 shares
2025 $ 13 .35 $ 0 .31 $ 0 .64 $ 0 .95 ( $ 0 .30 ) ( $ 0 .95 ) ( $ 1 .25 ) $ 13 .05
2024 12 .42 0 .27 1 .08 1 .35 ( 0 .19 ) ( 0 .23 ) ( 0 .42 ) 13 .35
2023 11 .07 0 .20 1 .47 1 .67 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 12 .42
2022 14 .07 0 .17 ( 2 .12 ) ( 1 .95 ) ( 0 .20 ) ( 0 .85 ) ( 1 .05 ) 11 .07
2021 12 .68 0 .23 1 .52 1 .75 ( 0 .16 ) ( 0 .20 ) ( 0 .36 ) 14 .07

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .31% $ 1,453,120 0 .37% 2 .34% 44 .4%
10 .88 1,548,784 0 .37 2 .08 38 .9
15 .33 1,440,339 0 .37 1 .68 38 .6
( 13 .82 ) 1,196,821 0 .37 1 .36 101 .8
13 .89 1,277,128 0 .37 1 .69 57 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED GROWTH STRATEGIC ALLOCATION ACCOUNT
Class 2 shares
2025 $ 13 .27 $ 0 .31 $ 1 .45 $ 1 .76 ( $ 0 .37 ) ( $ 1 .40 ) ( $ 1 .77 ) $ 13 .26
2024 12 .59 0 .26 1 .15 1 .41 ( 0 .24 ) ( 0 .49 ) ( 0 .73 ) 13 .27
2023 11 .75 0 .19 1 .58 1 .77 ( 0 .18 ) ( 0 .75 ) ( 0 .93 ) 12 .59
2022 15 .66 0 .17 ( 2 .54 ) ( 2 .37 ) ( 0 .40 ) ( 1 .14 ) ( 1 .54 ) 11 .75
2021 14 .33 0 .36 1 .58 1 .94 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 15 .66

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .59% $ 196,161 0 .31% 2 .28% 22 .2%
11 .22 243,336 0 .31 1 .98 20 .1
15 .60 293,439 0 .31 1 .53 15 .6
( 15 .12 ) 292,960 0 .30 1 .25 19 .9
13 .70 388,912 0 .30 2 .39 17 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2025 $ 12 .93 $ 0 .39 $ 0 .94 $ 1 .33 ( $ 0 .41 ) ( $ 0 .70 ) ( $ 1 .11 ) $ 13 .15
2024 12 .57 0 .30 0 .60 0 .90 ( 0 .26 ) ( 0 .28 ) ( 0 .54 ) 12 .93
2023 12 .00 0 .22 1 .08 1 .30 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .57
2022 15 .21 0 .21 ( 2 .41 ) ( 2 .20 ) ( 0 .29 ) ( 0 .72 ) ( 1 .01 ) 12 .00
2021 14 .82 0 .26 0 .77 1 .03 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 15 .21

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .38% $ 180,099 0 .31% – % 2 .96% 20 .6%
7 .11 214,228 0 .31 – 2 .35 20 .5
11 .20 246,966 0 .31 – 1 .80 15 .8
( 14 .54 ) 254,300 0 .30 – 1 .58 23 .5
6 .96 325,983 0 .30 (c) 0 .30 (d) 1 .75 24 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's voluntary expense limit.
(d) Excludes expense reimbursement from Manager.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2025 $ 15 .73 $ 0 .31 $ 4 .71 $ 5 .02 ( $ 0 .41 ) ( $ 1 .06 ) ( $ 1 .47 ) $ 19 .28
2024 15 .49 0 .26 0 .49 0 .75 ( 0 .51 ) – ( 0 .51 ) 15 .73
2023 13 .36 0 .25 2 .07 2 .32 ( 0 .19 ) – ( 0 .19 ) 15 .49
2022 19 .17 0 .31 ( 4 .21 ) ( 3 .90 ) ( 0 .42 ) ( 1 .49 ) ( 1 .91 ) 13 .36
2021 17 .77 0 .28 1 .46 1 .74 ( 0 .25 ) ( 0 .09 ) ( 0 .34 ) 19 .17

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
32 .36% $ 256,291 0 .86% 1 .74% 33 .7%
4 .71 245,348 0 .85 1 .56 26 .5
17 .45 256,075 0 .93 1 .75 36 .5
( 20 .00 ) 236,721 0 .92 2 .02 46 .9
9 .75 299,426 0 .90 1 .49 36 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME ACCOUNT
Class 1 shares
2025 $ 30 .83 $ 0 .51 $ 4 .17 $ 4 .68 ( $ 0 .60 ) ( $ 3 .15 ) ( $ 3 .75 ) $ 31 .76
2024 27 .51 0 .56 3 .69 4 .25 ( 0 .64 ) ( 0 .29 ) ( 0 .93 ) 30 .83
2023 26 .54 0 .64 2 .20 2 .84 ( 0 .58 ) ( 1 .29 ) ( 1 .87 ) 27 .51
2022 34 .25 0 .59 ( 4 .25 ) ( 3 .66 ) ( 0 .60 ) ( 3 .45 ) ( 4 .05 ) 26 .54
2021 28 .54 0 .55 5 .82 6 .37 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 34 .25
Class 2 shares
2025 30 .36 0 .42 4 .11 4 .53 ( 0 .53 ) ( 3 .15 ) ( 3 .68 ) 31 .21
2024 27 .11 0 .48 3 .63 4 .11 ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 30 .36
2023 26 .19 0 .57 2 .16 2 .73 ( 0 .52 ) ( 1 .29 ) ( 1 .81 ) 27 .11
2022 33 .87 0 .51 ( 4 .20 ) ( 3 .69 ) ( 0 .54 ) ( 3 .45 ) ( 3 .99 ) 26 .19
2021 28 .26 0 .47 5 .75 6 .22 ( 0 .59 ) ( 0 .02 ) ( 0 .61 ) 33 .87

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .50% $ 590,661 0 .48% 1 .60% 12 .7%
15 .50 615,060 0 .48 1 .88 20 .3
11 .22 598,294 0 .49 2 .41 12 .9
( 10 .50 ) 625,764 0 .48 1 .99 19 .6
22 .47 701,625 0 .47 1 .73 9 .6
15 .25 88,823 0 .73 1 .36 12 .7
15 .23 73,952 0 .73 1 .63 20 .3
10 .93 65,603 0 .74 2 .16 12 .9
( 10 .72 ) 56,495 0 .73 1 .75 19 .6
22 .15 53,723 0 .72 1 .48 9 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS ACCOUNT
Class 1 shares
2025 $ 15 .33 $ 0 .22 $ 5 .48 $ 5 .70 ( $ 0 .12 ) ( $ 0 .21 ) ( $ 0 .33 ) $ 20 .70
2024 14 .69 0 .19 0 .76 0 .95 ( 0 .31 ) – ( 0 .31 ) 15 .33
2023 13 .39 0 .21 1 .45 1 .66 ( 0 .36 ) – ( 0 .36 ) 14 .69
2022 19 .67 0 .31 ( 4 .78 ) ( 4 .47 ) ( 0 .26 ) ( 1 .55 ) ( 1 .81 ) 13 .39
2021 19 .94 0 .21 ( 0 .08 ) 0 .13 ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 19 .67

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
37 .27% $ 81,605 1 .12% 1 .23% 51 .4%
6 .51 65,475 1 .14 1 .22 59 .3
12 .53 67,407 1 .16 (c) 1 .50 33 .0
( 22 .66 ) 68,015 1 .10 (c) 1 .98 34 .5
0 .58 90,815 1 .18 (c) 1 .01 35 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2025 $ 8 .22 $ 0 .33 $ 0 .32 $ 0 .65 ( $ 0 .31 ) ( $ 0 .31 ) $ 8 .56
2024 8 .42 0 .28 ( 0 .22 ) 0 .06 ( 0 .26 ) ( 0 .26 ) 8 .22
2023 8 .24 0 .23 0 .14 0 .37 ( 0 .19 ) ( 0 .19 ) 8 .42
2022 9 .48 0 .12 ( 1 .24 ) ( 1 .12 ) ( 0 .12 ) ( 0 .12 ) 8 .24
2021 9 .83 0 .04 ( 0 .17 ) ( 0 .13 ) ( 0 .22 ) ( 0 .22 ) 9 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .91% $ 107,117 0 .50% 3 .91% 240 .0%
0 .62 111,374 0 .52 3 .33 249 .9
4 .64 121,708 0 .53 2 .82 173 .6
( 11 .81 ) 138,346 0 .50 1 .32 281 .4
( 1 .32 ) 197,777 0 .50 0 .40 360 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2025 $ 48 .16 ( $ 0 .08 ) $ 5 .57 $ 5 .49 ( $ 7 .97 ) ( $ 7 .97 ) $ 45 .68
2024 40 .42 ( 0 .04 ) 10 .07 10 .03 ( 2 .29 ) ( 2 .29 ) 48 .16
2023 30 .22 – 12 .03 12 .03 ( 1 .83 ) ( 1 .83 ) 40 .42
2022 52 .48 ( 0 .06 ) ( 17 .54 ) ( 17 .60 ) ( 4 .66 ) ( 4 .66 ) 30 .22
2021 48 .46 ( 0 .14 ) 10 .65 10 .51 ( 6 .49 ) ( 6 .49 ) 52 .48

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .39% $ 617,414 0 .67% (c) ( 0 .16 ) % 50 .7%
25 .14 645,210 0 .67 (c) ( 0 .10 ) 40 .9
40 .34 580,072 0 .69 (c) ( 0 .01 ) 28 .2
( 34 .16 ) 439,493 0 .69 (c) ( 0 .16 ) 28 .1
21 .89 706,656 0 .66 (c) ( 0 .26 ) 22 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2025 $ 25 .09 $ 0 .28 $ 3 .92 $ 4 .20 ( $ 0 .37 ) ( $ 4 .62 ) ( $ 4 .99 ) $ 24 .30
2024 21 .73 0 .29 4 .98 5 .27 ( 0 .37 ) ( 1 .54 ) ( 1 .91 ) 25 .09
2023 18 .24 0 .30 4 .36 4 .66 ( 0 .30 ) ( 0 .87 ) ( 1 .17 ) 21 .73
2022 25 .53 0 .29 ( 4 .92 ) ( 4 .63 ) ( 0 .28 ) ( 2 .38 ) ( 2 .66 ) 18 .24
2021 21 .94 0 .27 5 .77 6 .04 ( 0 .35 ) ( 2 .10 ) ( 2 .45 ) 25 .53
Class 2 shares
2025 24 .54 0 .21 3 .83 4 .04 ( 0 .32 ) ( 4 .62 ) ( 4 .94 ) 23 .64
2024 21 .30 0 .23 4 .88 5 .11 ( 0 .33 ) ( 1 .54 ) ( 1 .87 ) 24 .54
2023 17 .91 0 .25 4 .26 4 .51 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 21 .30
2022 25 .13 0 .23 ( 4 .83 ) ( 4 .60 ) ( 0 .24 ) ( 2 .38 ) ( 2 .62 ) 17 .91
2021 21 .65 0 .21 5 .69 5 .90 ( 0 .32 ) ( 2 .10 ) ( 2 .42 ) 25 .13

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .62% $ 2,313,176 0 .20% 1 .11% 3 .4%
24 .74 2,564,595 0 .21 1 .21 2 .4
25 .97 2,735,181 0 .21 1 .49 2 .3
( 18 .33 ) 2,516,267 0 .24 1 .34 9 .0
28 .33 3,162,615 0 .25 1 .11 2 .6
17 .31 76,978 0 .45 0 .86 3 .4
24 .39 (c) 69,311 0 .46 0 .96 2 .4
25 .68 (c) 52,310 0 .46 1 .24 2 .3
( 18 .53 ) 42,034 0 .49 1 .10 9 .0
28 .05 46,634 0 .50 0 .86 2 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2025 $ 17 .24 $ 0 .17 $ 2 .62 $ 2 .79 ( $ 0 .30 ) ( $ 4 .18 ) ( $ 4 .48 ) $ 15 .55
2024 15 .95 0 .21 3 .22 3 .43 ( 0 .30 ) ( 1 .84 ) ( 2 .14 ) 17 .24
2023 13 .88 0 .22 2 .99 3 .21 ( 0 .20 ) ( 0 .94 ) ( 1 .14 ) 15 .95
2022 18 .86 0 .17 ( 3 .34 ) ( 3 .17 ) ( 0 .17 ) ( 1 .64 ) ( 1 .81 ) 13 .88
2021 16 .90 0 .15 4 .02 4 .17 ( 0 .23 ) ( 1 .98 ) ( 2 .21 ) 18 .86

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .13% $ 119,014 0 .37% 1 .01% 22 .2%
22 .16 147,935 0 .36 1 .21 11 .4
23 .67 178,475 0 .37 1 .45 5 .7
( 16 .95 ) 181,155 0 .46 1 .09 8 .3
25 .55 239,895 0 .46 0 .84 2 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP ACCOUNT
Class 1 shares
2025 $ 69 .22 $ 0 .09 $ 1 .73 $ 1 .82 ( $ 0 .19 ) ( $ 8 .80 ) ( $ 8 .99 ) $ 62 .05
2024 63 .02 0 .21 12 .30 12 .51 ( 0 .17 ) ( 6 .14 ) ( 6 .31 ) 69 .22
2023 51 .25 0 .17 13 .04 13 .21 – ( 1 .44 ) ( 1 .44 ) 63 .02
2022 74 .76 0 .11 ( 17 .16 ) ( 17 .05 ) ( 0 .11 ) ( 6 .35 ) ( 6 .46 ) 51 .25
2021 63 .69 – 15 .93 15 .93 ( 0 .09 ) ( 4 .77 ) ( 4 .86 ) 74 .76
Class 2 shares
2025 67 .94 ( 0 .08 ) 1 .70 1 .62 ( 0 .03 ) ( 8 .80 ) ( 8 .83 ) 60 .73
2024 61 .99 0 .05 12 .08 12 .13 ( 0 .04 ) ( 6 .14 ) ( 6 .18 ) 67 .94
2023 50 .56 0 .04 12 .83 12 .87 – ( 1 .44 ) ( 1 .44 ) 61 .99
2022 73 .89 ( 0 .03 ) ( 16 .95 ) ( 16 .98 ) – ( 6 .35 ) ( 6 .35 ) 50 .56
2021 63 .08 ( 0 .18 ) 15 .76 15 .58 – ( 4 .77 ) ( 4 .77 ) 73 .89

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .78% $ 533,589 0 .53% 0 .13% 14 .8%
20 .27 (c) 645,646 0 .53 0 .31 20 .8
26 .08 (c) 573,406 0 .55 0 .30 8 .8
( 22 .98 ) 554,971 0 .54 0 .19 15 .1
25 .53 711,126 0 .53 ( 0 .01 ) 17 .1
1 .52 48,474 0 .78 ( 0 .12 ) 14 .8
19 .98 48,746 0 .78 0 .07 20 .8
25 .74 41,324 0 .80 0 .07 8 .8
( 23 .16 ) 32,800 0 .79 ( 0 .05 ) 15 .1
25 .20 38,773 0 .78 ( 0 .26 ) 17 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2025 $ 42 .72 $ 0 .16 $ 5 .53 $ 5 .69 ( $ 0 .23 ) ( $ 3 .51 ) ( $ 3 .74 ) $ 44 .67
2024 35 .30 0 .23 8 .81 9 .04 ( 0 .31 ) ( 1 .31 ) ( 1 .62 ) 42 .72
2023 30 .36 0 .30 7 .12 7 .42 ( 0 .28 ) ( 2 .20 ) ( 2 .48 ) 35 .30
2022 41 .87 0 .30 ( 7 .16 ) ( 6 .86 ) ( 0 .29 ) ( 4 .36 ) ( 4 .65 ) 30 .36
2021 34 .30 0 .28 9 .13 9 .41 ( 0 .33 ) ( 1 .51 ) ( 1 .84 ) 41 .87
Class 2 shares
2025 41 .74 0 .05 5 .38 5 .43 ( 0 .15 ) ( 3 .51 ) ( 3 .66 ) 43 .51
2024 34 .55 0 .13 8 .61 8 .74 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 41 .74
2023 29 .78 0 .21 6 .98 7 .19 ( 0 .22 ) ( 2 .20 ) ( 2 .42 ) 34 .55
2022 41 .19 0 .21 ( 7 .04 ) ( 6 .83 ) ( 0 .22 ) ( 4 .36 ) ( 4 .58 ) 29 .78
2021 33 .81 0 .18 8 .99 9 .17 ( 0 .28 ) ( 1 .51 ) ( 1 .79 ) 41 .19

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .52% $ 148,787 0 .63% 0 .37% 58 .0%
25 .85 144,682 0 .63 0 .58 44 .9
25 .15 134,161 0 .65 0 .90 49 .6
( 16 .42 ) 121,010 0 .63 0 .85 53 .1
27 .82 163,159 0 .63 0 .73 30 .6
13 .22 97,439 0 .88 0 .12 58 .0
25 .54 76,918 0 .88 0 .32 44 .9
24 .85 49,164 0 .90 0 .66 49 .6
( 16 .62 ) 33,069 0 .88 0 .63 53 .1
27 .50 31,088 0 .88 0 .47 30 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2025 $ 12 .89 $ 0 .43 $ 1 .02 $ 1 .45 ( $ 0 .41 ) ( $ 0 .56 ) ( $ 0 .97 ) $ 13 .37
2024 12 .50 0 .37 0 .56 0 .93 ( 0 .38 ) ( 0 .16 ) ( 0 .54 ) 12 .89
2023 11 .62 0 .34 1 .06 1 .40 ( 0 .33 ) ( 0 .19 ) ( 0 .52 ) 12 .50
2022 15 .19 0 .30 ( 2 .47 ) ( 2 .17 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 11 .62
2021 14 .99 0 .42 0 .94 1 .36 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 15 .19

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .33% $ 139,572 0 .01% 3 .23% 38 .1%
7 .43 145,432 0 .01 2 .84 38 .8
12 .26 152,073 0 .02 2 .80 14 .0
( 14 .38 ) 151,551 0 .01 2 .32 25 .4
9 .17 196,334 0 .00 2 .72 23 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2025 $ 13 .68 $ 0 .42 $ 1 .37 $ 1 .79 ( $ 0 .34 ) ( $ 0 .69 ) ( $ 1 .03 ) $ 14 .44
2024 12 .95 0 .34 0 .83 1 .17 ( 0 .30 ) ( 0 .14 ) ( 0 .44 ) 13 .68
2023 11 .70 0 .31 1 .42 1 .73 ( 0 .22 ) ( 0 .26 ) ( 0 .48 ) 12 .95
2022 15 .60 0 .25 ( 2 .87 ) ( 2 .62 ) ( 0 .38 ) ( 0 .90 ) ( 1 .28 ) 11 .70
2021 14 .51 0 .43 1 .41 1 .84 ( 0 .21 ) ( 0 .54 ) ( 0 .75 ) 15 .60

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .21% $ 332,246 0 .01% 2 .98% 43 .1%
9 .05 296,715 0 .00 2 .52 51 .1
15 .09 276,060 0 .01 2 .55 14 .2
( 16 .84 ) 227,664 0 .00 1 .89 25 .6
12 .79 262,864 0 .00 2 .78 26 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2025 $ 17 .97 $ 0 .50 $ 2 .27 $ 2 .77 ( $ 0 .31 ) ( $ 1 .00 ) ( $ 1 .31 ) $ 19 .43
2024 16 .60 0 .36 1 .56 1 .92 ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 17 .97
2023 14 .59 0 .34 2 .28 2 .62 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 16 .60
2022 19 .94 0 .25 ( 3 .85 ) ( 3 .60 ) ( 0 .55 ) ( 1 .20 ) ( 1 .75 ) 14 .59
2021 18 .09 0 .62 2 .13 2 .75 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 19 .94

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .57% $ 229,305 0 .01% 2 .64% 46 .7%
11 .55 175,508 0 .01 2 .02 42 .5
18 .27 150,890 0 .02 2 .17 21 .2
( 18 .10 ) 118,055 0 .01 1 .52 25 .2
15 .29 134,172 0 .01 3 .18 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2025 $ 17 .73 $ 0 .43 $ 2 .63 $ 3 .06 ( $ 0 .26 ) ( $ 1 .24 ) ( $ 1 .50 ) $ 19 .29
2024 16 .11 0 .28 1 .85 2 .13 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 17 .73
2023 13 .96 0 .28 2 .52 2 .80 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 16 .11
2022 19 .60 0 .20 ( 3 .88 ) ( 3 .68 ) ( 0 .59 ) ( 1 .37 ) ( 1 .96 ) 13 .96
2021 17 .47 0 .64 2 .32 2 .96 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 19 .60

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .50% $ 100,536 0 .02% 2 .29% 57 .6%
13 .29 82,359 0 .01 1 .59 45 .5
20 .38 70,704 0 .03 1 .83 24 .8
( 18 .81 ) 56,830 0 .01 1 .22 33 .0
17 .02 68,527 0 .01 3 .37 28 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2025 $ 17 .28 $ 0 .44 $ 2 .58 $ 3 .02 ( $ 0 .23 ) ( $ 1 .02 ) ( $ 1 .25 ) $ 19 .05
2024 15 .67 0 .29 1 .78 2 .07 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 17 .28
2023 13 .56 0 .28 2 .42 2 .70 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 15 .67
2022 18 .81 0 .19 ( 3 .71 ) ( 3 .52 ) ( 0 .52 ) ( 1 .21 ) ( 1 .73 ) 13 .56
2021 16 .49 0 .61 2 .33 2 .94 ( 0 .18 ) ( 0 .44 ) ( 0 .62 ) 18 .81

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .68% $ 40,419 0 .04% 2 .39% 60 .6%
13 .28 29,544 0 .03 1 .71 43 .1
20 .28 21,432 0 .09 1 .94 21 .1
( 18 .78 ) 15,131 0 .04 (c) 1 .21 36 .5
17 .96 17,280 0 .03 (c) 3 .38 25 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2025 $ 11 .44 $ 0 .40 $ 0 .79 $ 1 .19 ( $ 0 .37 ) ( $ 0 .32 ) ( $ 0 .69 ) $ 11 .94
2024 11 .03 0 .35 0 .39 0 .74 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 11 .44
2023 10 .12 0 .33 0 .76 1 .09 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 11 .03
2022 12 .62 0 .28 ( 1 .93 ) ( 1 .65 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 10 .12
2021 12 .84 0 .37 0 .21 0 .58 ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 12 .62

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .45% $ 54,550 0 .03% 3 .40% 38 .6%
6 .71 53,521 0 .02 3 .04 42 .4
10 .79 55,858 0 .05 3 .15 15 .3
( 13 .09 ) 24,133 0 .03 2 .50 37 .6
4 .53 30,129 0 .02 2 .85 35 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2025 $ 18 .18 $ 0 .44 ( $ 0 .19 ) $ 0 .25 ( $ 0 .29 ) ( $ 0 .66 ) ( $ 0 .95 ) $ 17 .48
2024 18 .12 0 .42 0 .67 1 .09 ( 0 .45 ) ( 0 .58 ) ( 1 .03 ) 18 .18
2023 16 .97 0 .44 1 .71 2 .15 ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 18 .12
2022 24 .82 0 .32 ( 6 .46 ) ( 6 .14 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .97
2021 19 .11 0 .28 7 .26 7 .54 ( 0 .33 ) ( 1 .50 ) ( 1 .83 ) 24 .82
Class 2 shares
2025 18 .22 0 .40 ( 0 .20 ) 0 .20 ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 17 .47
2024 18 .15 0 .71 0 .35 1 .06 ( 0 .41 ) ( 0 .58 ) ( 0 .99 ) 18 .22
2023 17 .00 0 .40 1 .71 2 .11 ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 18 .15
2022 24 .86 0 .28 ( 6 .47 ) ( 6 .19 ) ( 0 .22 ) ( 1 .45 ) ( 1 .67 ) 17 .00
2021 19 .16 0 .23 7 .26 7 .49 ( 0 .29 ) ( 1 .50 ) ( 1 .79 ) 24 .86

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .24% $ 152,571 0 .78% 2 .42% 20 .8%
5 .59 155,499 0 .79 2 .31 38 .8
13 .33 143,715 0 .80 2 .57 16 .2
( 25 .41 ) 124,969 0 .79 1 .59 18 .5
40 .44 174,922 0 .82 1 .25 23 .1
0 .92 95,544 1 .03 2 .16 20 .8
5 .41 99,850 1 .04 3 .88 38 .8
13 .01 10,644 1 .05 2 .33 16 .2
( 25 .58 ) 9,358 1 .04 1 .38 18 .5
40 .04 11,650 1 .07 1 .02 23 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class 1 shares
2025 $ 15 .20 $ 0 .38 $ 1 .71 $ 2 .09 ( $ 0 .39 ) ( $ 1 .20 ) ( $ 1 .59 ) $ 15 .70
2024 13 .77 0 .33 1 .41 1 .74 ( 0 .31 ) – ( 0 .31 ) 15 .20
2023 12 .71 0 .28 1 .69 1 .97 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 13 .77
2022 18 .11 0 .33 ( 3 .23 ) ( 2 .90 ) ( 0 .38 ) ( 2 .12 ) ( 2 .50 ) 12 .71
2021 16 .51 0 .35 1 .91 2 .26 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 18 .11
Class 2 shares
2025 14 .92 0 .34 1 .66 2 .00 ( 0 .35 ) ( 1 .20 ) ( 1 .55 ) 15 .37
2024 13 .52 0 .29 1 .38 1 .67 ( 0 .27 ) – ( 0 .27 ) 14 .92
2023 12 .50 0 .24 1 .65 1 .89 ( 0 .29 ) ( 0 .58 ) ( 0 .87 ) 13 .52
2022 17 .84 0 .29 ( 3 .17 ) ( 2 .88 ) ( 0 .34 ) ( 2 .12 ) ( 2 .46 ) 12 .50
2021 16 .29 0 .32 1 .85 2 .17 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 17 .84

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .00% $ 410,491 0 .23% 2 .41% 48 .2%
12 .62 435,292 0 .23 2 .21 19 .4
16 .00 449,622 0 .24 2 .09 26 .7
( 16 .15 ) 438,565 0 .23 2 .17 43 .2
13 .74 588,703 0 .23 2 .00 38 .9
13 .65 150,926 0 .48 2 .20 48 .2
12 .38 149,715 0 .48 2 .01 19 .4
15 .65 140,962 0 .49 1 .87 26 .7
( 16 .29 ) 129,635 0 .48 1 .98 43 .2
13 .39 156,241 0 .48 1 .83 38 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2025 $ 11 .74 $ 0 .35 $ 1 .01 $ 1 .36 ( $ 0 .36 ) ( $ 0 .29 ) ( $ 0 .65 ) $ 12 .45
2024 11 .05 0 .31 0 .68 0 .99 ( 0 .30 ) – ( 0 .30 ) 11 .74
2023 10 .23 0 .28 0 .93 1 .21 ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 11 .05
2022 13 .61 0 .30 ( 2 .25 ) ( 1 .95 ) ( 0 .30 ) ( 1 .13 ) ( 1 .43 ) 10 .23
2021 12 .80 0 .29 0 .95 1 .24 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 13 .61
Class 2 shares
2025 11 .53 0 .32 0 .97 1 .29 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .20
2024 10 .86 0 .28 0 .66 0 .94 ( 0 .27 ) – ( 0 .27 ) 11 .53
2023 10 .05 0 .25 0 .92 1 .17 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .86
2022 13 .40 0 .27 ( 2 .22 ) ( 1 .95 ) ( 0 .27 ) ( 1 .13 ) ( 1 .40 ) 10 .05
2021 12 .61 0 .26 0 .93 1 .19 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 13 .40

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .69% $ 126,904 0 .24% 2 .92% 40 .4%
8 .97 131,291 0 .24 2 .70 23 .5
11 .97 133,470 0 .25 2 .60 28 .4
( 14 .45 ) 134,379 0 .24 2 .57 52 .1
9 .71 169,338 0 .23 2 .13 41 .2
11 .28 34,577 0 .49 2 .70 40 .4
8 .69 32,076 0 .49 2 .47 23 .5
11 .80 31,903 0 .50 2 .41 28 .4
( 14 .69 ) 28,916 0 .49 2 .35 52 .1
9 .48 34,318 0 .48 1 .95 41 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2025 $ 22 .28 $ 0 .47 $ 2 .94 $ 3 .41 ( $ 0 .41 ) ( $ 1 .68 ) ( $ 2 .09 ) $ 23 .60
2024 19 .62 0 .37 2 .61 2 .98 ( 0 .32 ) – ( 0 .32 ) 22 .28
2023 17 .65 0 .31 3 .01 3 .32 ( 0 .34 ) ( 1 .01 ) ( 1 .35 ) 19 .62
2022 24 .82 0 .36 ( 4 .75 ) ( 4 .39 ) ( 0 .45 ) ( 2 .33 ) ( 2 .78 ) 17 .65
2021 21 .75 0 .44 3 .40 3 .84 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 24 .82
Class 2 shares
2025 21 .80 0 .41 2 .88 3 .29 ( 0 .36 ) ( 1 .68 ) ( 2 .04 ) 23 .05
2024 19 .21 0 .32 2 .55 2 .87 ( 0 .28 ) – ( 0 .28 ) 21 .80
2023 17 .31 0 .27 2 .94 3 .21 ( 0 .30 ) ( 1 .01 ) ( 1 .31 ) 19 .21
2022 24 .39 0 .31 ( 4 .66 ) ( 4 .35 ) ( 0 .40 ) ( 2 .33 ) ( 2 .73 ) 17 .31
2021 21 .40 0 .39 3 .32 3 .71 ( 0 .24 ) ( 0 .48 ) ( 0 .72 ) 24 .39

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .56% $ 219,389 0 .24% 2 .05% 47 .2%
15 .23 213,465 0 .23 1 .73 20 .8
19 .37 205,429 0 .24 1 .66 28 .0
( 17 .79 ) 190,273 0 .23 1 .75 43 .0
17 .75 242,713 0 .23 1 .85 43 .6
15 .31 207,767 0 .49 1 .80 47 .2
14 .94 194,942 0 .48 1 .51 20 .8
19 .05 181,031 0 .49 1 .45 28 .0
( 17 .97 ) 155,472 0 .48 1 .52 43 .0
17 .44 192,114 0 .48 1 .67 43 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2025 $ 11 .13 $ 0 .36 $ 0 .74 $ 1 .10 ( $ 0 .42 ) $ – ( $ 0 .42 ) $ 11 .81
2024 10 .75 0 .35 0 .37 0 .72 ( 0 .34 ) – ( 0 .34 ) 11 .13
2023 10 .17 0 .30 0 .63 0 .93 ( 0 .35 ) – ( 0 .35 ) 10 .75
2022 13 .17 0 .32 ( 2 .03 ) ( 1 .71 ) ( 0 .35 ) ( 0 .94 ) ( 1 .29 ) 10 .17
2021 12 .81 0 .32 0 .55 0 .87 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 13 .17
Class 2 shares
2025 10 .97 0 .33 0 .72 1 .05 ( 0 .39 ) – ( 0 .39 ) 11 .63
2024 10 .59 0 .31 0 .38 0 .69 ( 0 .31 ) – ( 0 .31 ) 10 .97
2023 10 .02 0 .28 0 .61 0 .89 ( 0 .32 ) – ( 0 .32 ) 10 .59
2022 13 .00 0 .29 ( 2 .01 ) ( 1 .72 ) ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 10 .02
2021 12 .66 0 .30 0 .53 0 .83 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 13 .00

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .96% $ 84,591 0 .24% 3 .13% 27 .7%
6 .69 93,732 0 .24 3 .15 21 .9
9 .37 99,003 0 .25 2 .87 24 .8
( 13 .11 ) 108,390 0 .24 2 .82 54 .1
6 .89 148,266 0 .23 2 .41 44 .0
9 .61 31,259 0 .50 2 .92 27 .7
6 .43 (c) 33,506 0 .49 2 .86 21 .9
9 .21 (c) 37,028 0 .50 2 .72 24 .8
( 13 .37 ) 34,633 0 .49 2 .58 54 .1
6 .61 45,586 0 .48 2 .31 44 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2025 $ 26 .49 $ 0 .46 $ 3 .94 $ 4 .40 ( $ 0 .40 ) ( $ 2 .13 ) ( $ 2 .53 ) $ 28 .36
2024 22 .88 0 .37 3 .52 3 .89 ( 0 .28 ) – ( 0 .28 ) 26 .49
2023 19 .76 0 .28 3 .95 4 .23 ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 22 .88
2022 28 .09 0 .33 ( 5 .59 ) ( 5 .26 ) ( 0 .52 ) ( 2 .55 ) ( 3 .07 ) 19 .76
2021 24 .17 0 .53 4 .24 4 .77 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 28 .09
Class 2 shares
2025 25 .94 0 .39 3 .85 4 .24 ( 0 .33 ) ( 2 .13 ) ( 2 .46 ) 27 .72
2024 22 .43 0 .31 3 .43 3 .74 ( 0 .23 ) – ( 0 .23 ) 25 .94
2023 19 .39 0 .22 3 .88 4 .10 ( 0 .26 ) ( 0 .80 ) ( 1 .06 ) 22 .43
2022 27 .62 0 .27 ( 5 .49 ) ( 5 .22 ) ( 0 .46 ) ( 2 .55 ) ( 3 .01 ) 19 .39
2021 23 .80 0 .46 4 .16 4 .62 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 27 .62

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .86% $ 239,375 0 .24% 1 .65% 49 .8%
17 .02 225,322 0 .23 1 .45 20 .5
21 .86 203,367 0 .24 1 .31 30 .2
( 18 .78 ) 174,041 0 .23 1 .45 40 .8
19 .86 223,578 0 .23 1 .97 35 .9
16 .61 252,405 0 .49 1 .43 49 .8
16 .68 225,336 0 .48 1 .23 20 .5
21 .58 196,700 0 .49 1 .07 30 .2
( 18 .98 ) 164,885 0 .48 1 .22 40 .8
19 .54 205,369 0 .48 1 .76 35 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2025 $ 2 .54 $ 0 .10 $ 0 .04 $ 0 .14 ( $ 0 .12 ) $ – ( $ 0 .12 ) $ 2 .56
2024 2 .50 0 .10 0 .03 0 .13 ( 0 .09 ) – ( 0 .09 ) 2 .54
2023 2 .41 0 .08 0 .05 0 .13 ( 0 .04 ) – ( 0 .04 ) 2 .50
2022 2 .53 0 .04 ( 0 .13 ) ( 0 .09 ) ( 0 .03 ) – ( 0 .03 ) 2 .41
2021 2 .60 0 .03 ( 0 .05 ) ( 0 .02 ) ( 0 .04 ) ( 0 .01 ) ( 0 .05 ) 2 .53

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .48% $ 133,192 0 .42% 4 .02% 49 .3%
5 .09 133,871 0 .41 4 .02 47 .8
5 .60 135,924 0 .43 3 .40 38 .7
( 3 .45 ) 134,122 0 .46 1 .74 57 .7
( 0 .72 ) 140,532 0 .47 1 .09 56 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP ACCOUNT
Class 1 shares
2025 $ 15 .69 $ 0 .03 $ 2 .31 $ 2 .34 ( $ 0 .05 ) ( $ 0 .85 ) ( $ 0 .90 ) $ 17 .13
2024 15 .02 0 .07 0 .97 1 .04 ( 0 .06 ) ( 0 .31 ) ( 0 .37 ) 15 .69
2023 13 .03 0 .05 1 .98 2 .03 ( 0 .04 ) – ( 0 .04 ) 15 .02
2022 20 .05 0 .05 ( 4 .08 ) ( 4 .03 ) ( 0 .01 ) ( 2 .98 ) ( 2 .99 ) 13 .03
2021 17 .26 ( 0 .01 ) 3 .48 3 .47 ( 0 .06 ) ( 0 .62 ) ( 0 .68 ) 20 .05
Class 2 shares
2025 15 .54 ( 0 .01 ) 2 .28 2 .27 ( 0 .01 ) ( 0 .85 ) ( 0 .86 ) 16 .95
2024 14 .88 0 .03 0 .96 0 .99 ( 0 .02 ) ( 0 .31 ) ( 0 .33 ) 15 .54
2023 12 .91 0 .02 1 .96 1 .98 ( 0 .01 ) – ( 0 .01 ) 14 .88
2022 19 .93 0 .01 ( 4 .05 ) ( 4 .04 ) – ( 2 .98 ) ( 2 .98 ) 12 .91
2021 17 .17 ( 0 .06 ) 3 .47 3 .41 ( 0 .03 ) ( 0 .62 ) ( 0 .65 ) 19 .93

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .10% $ 166,305 0 .84% 0 .19% 37 .0%
6 .99 162,112 0 .84 0 .42 33 .5
15 .53 (c) 166,600 0 .85 0 .38 24 .6
( 20 .63 ) (c) 156,903 0 .84 0 .32 18 .0
20 .12 213,890 0 .82 ( 0 .04 ) 36 .6
14 .78 9,897 1 .10 ( 0 .06 ) 37 .0
6 .66 (c) 9,247 1 .09 0 .18 33 .5
15 .39 (c) 9,225 1 .10 0 .13 24 .6
( 20 .88 ) 8,383 1 .09 0 .07 18 .0
19 .86 10,497 1 .07 ( 0 .29 ) 36 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER APRIL ACCOUNT
(c)
Class 2 shares
2025 $ 10 .45 $ 0 .02 $ 1 .22 $ 1 .24 $ – ( $ 0 .21 ) ( $ 0 .21 ) $ 11 .48
2024 9 .90 0 .03 1 .82 1 .85 ( 0 .06 ) ( 1 .24 ) ( 1 .30 ) 10 .45
2023(g) 10 .00 0 .03 1 .25 1 .28 ( 0 .06 ) ( 1 .32 ) ( 1 .38 ) 9 .90

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .95% $ 33,827 0 .95% (d) 0 .15% 25 .3%
18 .41 (e) 37,944 0 .96 (d) ,(f) 0 .31 158 .4
12 .87 (e) ,(h) 22,730 0 .98 (d) ,(i) ,(j) 0 .43 (i) 182 .4 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer April Account changed its name to U.S. LargeCap S&P 500 Index Buffer April Account.
(d) Subject to Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Period from March 29, 2023, date operations commenced, through December 31, 2023.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.
(j) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER JANUARY ACCOUNT
(c)
Class 2 shares
2025 $ 11 .87 $ 0 .02 $ 1 .43 $ 1 .45 ( $ 0 .05 ) ( $ 2 .79 ) ( $ 2 .84 ) $ 10 .48
2024 10 .07 0 .04 1 .78 1 .82 ( 0 .02 ) – ( 0 .02 ) 11 .87
2023 9 .99 0 .05 1 .90 1 .95 ( 0 .07 ) ( 1 .80 ) ( 1 .87 ) 10 .07
2022(h) 10 .00 – ( 0 .01 ) ( 0 .01 ) – – – 9 .99

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .74% (d) $ 61,294 0 .96% (e) ,(f) 0 .16% 112 .3%
18 .29 (d) 68,269 0 .96 (e) ,(f) 0 .33 182 .8
19 .42 (d) 58,333 0 .98 (e) ,(g) 0 .47 136 .3
0 .00 (d) ,(i) 26,581 0 .95 (e) ,(j) 3 .20 (j) 0 .0 (j)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer January Account changed its name to U.S. LargeCap S&P 500 Index Buffer January Account.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Subject to Manager's contractual expense limit.
(f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.03% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Period from December 28, 2022, date operations commenced, through December 31, 2022.
(i) Total return amounts have not been annualized.
(j) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER JULY ACCOUNT
(c)
Class 2 shares
2025 $ 13 .64 $ 0 .02 $ 1 .75 $ 1 .77 ( $ 0 .02 ) ( $ 1 .20 ) ( $ 1 .22 ) $ 14 .19
2024 11 .67 0 .04 2 .04 2 .08 – ( 0 .11 ) ( 0 .11 ) 13 .64
2023 10 .16 0 .07 1 .78 1 .85 ( 0 .04 ) ( 0 .30 ) ( 0 .34 ) 11 .67
2022(g) 10 .00 0 .04 0 .15 0 .19 ( 0 .03 ) – ( 0 .03 ) 10 .16

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .26% $ 45,181 0 .97% (d) ,(e) 0 .15% 126 .9%
17 .89 38,893 0 .96 (d) ,(f) 0 .29 136 .4
18 .23 54,229 0 .96 (d) ,(f) 0 .61 69 .3
1 .93 (h) 26,247 0 .95 (d) ,(i) 0 .72 (i) 20 .0 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer July Account changed its name to U.S. LargeCap S&P 500 Index Buffer July Account.
(d) Subject to Manager's contractual expense limit.
(e) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Period from June 29, 2022, date operations commenced, through December 31, 2022.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

Financial Highlights
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
U.S. LARGECAP S&P 500 INDEX BUFFER OCTOBER ACCOUNT
(c)
Class 2 shares
2025 $ 13 .89 $ 0 .03 $ 1 .74 $ 1 .77 ( $ 0 .05 ) ( $ 1 .70 ) ( $ 1 .75 ) $ 13 .91
2024 11 .70 0 .04 2 .20 2 .24 ( 0 .01 ) ( 0 .04 ) ( 0 .05 ) 13 .89
2023 10 .51 0 .05 1 .98 2 .03 ( 0 .05 ) ( 0 .79 ) ( 0 .84 ) 11 .70
2022(g) 10 .00 0 .02 0 .51 0 .53 ( 0 .02 ) – ( 0 .02 ) 10 .51

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
See accompanying notes.

Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .10% $ 87,092 0 .96% (d) ,(e) 0 .19% 89 .5%
19 .18 59,841 0 .96 (d) ,(e) 0 .32 43 .9
19 .45 18,800 0 .97 (d) ,(f) 0 .47 47 .4
5 .29 (h) 17,978 0 .99 (d) ,(i) ,(j) 0 .68 (i) 180 .0 (i)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Effective May 1, 2025, U.S. LargeCap Buffer October Account changed its name to U.S. LargeCap S&P 500 Index Buffer October Account.
(d) Subject to Manager's contractual expense limit.
(e) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(f) Includes 0.02% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(g) Period from September 29, 2022, date operations commenced, through December 31, 2022.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.
(j) Includes 0.04% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Blue Chip Account, Bond Market Index
Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Adaptive Allocation Account, Diversified Balanced Strategic Allocation Account, Diversified
Growth Account, Diversified Growth Adaptive Allocation Account, Diversified Growth Strategic Allocation Account, Diversified Income Account, Diversified International Account,
Equity Income Account, Global Emerging Markets Account, Government & High Quality Bond Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account,
Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio,
Short-Term Income Account, SmallCap Account, U.S. LargeCap S&P 500 Index Buffer April Account (formerly U.S. LargeCap Buffer April Account), U.S. LargeCap S&P 500
Index Buffer January Account (formerly U.S. LargeCap Buffer January Account), U.S. LargeCap S&P 500 Index Buffer July Account (formerly U.S. LargeCap Buffer July Account), and U.S. LargeCap S&P 500 Index Buffer October Account (formerly U.S. LargeCap Buffer October Account) (collectively referred to as the “Funds”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Fund at December 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Adaptive Allocation Account
Diversified Balanced Strategic Allocation Account
Diversified Growth Account
Diversified Growth Adaptive Allocation Account
Diversified Growth Strategic Allocation Account
Diversified Income Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2025
For each of the two
years in the period ended
December 31, 2025
For each of the five years in the period
ended December 31, 2025

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, agent banks, brokers, portfolio company management and transfer agents; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 20, 2026
Funds comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Blue Chip Account
For the year ended
December 31, 2025
For each of the two
years in the period ended
December 31, 2025
For the period from April 30, 2025, date
operations commenced through December
31, 2025
U.S. LargeCap S&P 500 Index Buffer April Account (formerly
U.S. Large Cap Buffer April Account)
For the year ended
December 31, 2025
For Each of the two years
in the period ending
December 31, 2025
For each of the two years in the period
ended December 31, 2025 and the period
from March 29, 2023, date operations
commenced, through December 31, 2023
U.S. LargeCap S&P 500 Index Buffer January Account
(formerly U.S. Large Cap Buffer January Account)
For the year ended
December 31, 2025
For each of the two
years in the period ended
December 31, 2025
For each of the three years in the period
ended December 31, 2025 and the period
from December 28, 2022, date operations
commenced, through December 31, 2022
U.S. LargeCap S&P 500 Index Buffer July Account (formerly
U.S. Large Cap Buffer July Account)
For the year ended
December 31, 2025
For each of the two
years in the period ended
December 31, 2025
For each of the three years in the period
ended December 31, 2025 and the period
from June 29, 2022, date operations
commenced, through December 31, 2022
U.S. LargeCap S&P 500 Index Buffer October Account
(formerly U.S. Large Cap Buffer October Account)
For the year ended
December 31, 2025
For each of the two
years in the period ended
December 31, 2025
For each of the three years in the period
ended December 31, 2025 and the period
from September 29, 2022 date operations
commenced, through December 31, 2022

Principal Variable Contracts Funds, Inc.

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Funds made distributions for the month of September 2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of this month end, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
September 2025
Fund Net Income Realized Gain Capital Sources
Diversified International Account 91.95% 8.05% 0.00%

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2025 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended December 31,
2025 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2025 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2025 , are as follows:
DRD
Blue Chip Account 0.00%
Bond Market Index Account 0.00
Core Plus Bond Account 0.13
Diversified Balanced Account 24.88
Diversified Balanced Adaptive Allocation Account 16.73
Diversified Balanced Strategic Allocation Account 3.45
Diversified Growth Account 34.69
Diversified Growth Adaptive Allocation Account 24.75
Diversified Growth Strategic Allocation Account 4.49
Diversified Income Account 17.01
Diversified International Account 0.54
Equity Income Account 82.47
Global Emerging Markets Account 0.38
Government & High Quality Bond Account 0.00
LargeCap Growth Account I 100.00
LargeCap S&P 500 Index Account 89.63
LargeCap S&P 500 Managed Volatility Index Account 0.00
MidCap Account 100.00
Principal Capital Appreciation Account 57.08
Principal LifeTime 2020 Account 9.20
Principal LifeTime 2030 Account 13.58
Principal LifeTime 2040 Account 23.46
Principal LifeTime 2050 Account 32.32
Principal LifeTime 2060 Account 29.92
Principal LifeTime Strategic Income Account 7.21
Real Estate Securities Account 0.89
SAM Balanced Portfolio 23.30
SAM Conservative Balanced Portfolio 15.92
SAM Conservative Growth Portfolio 40.39
SAM Flexible Income Portfolio 10.72
SAM Strategic Growth Portfolio 53.92
Short-Term Income Account 0.00
SmallCap Account 45.76
U.S. LargeCap S&P 500 Index Buffer April Account 0.00
U.S. LargeCap S&P 500 Index Buffer January Account 4.84
U.S. LargeCap S&P 500 Index Buffer July Account 5.25
U.S. LargeCap S&P 500 Index Buffer October Account 69.84
Foreign
Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0005
6.49%
Diversified Balanced Adaptive Allocation Account 0.0004
4.98
Diversified Balanced Strategic Allocation Account 0.0004
6.16
Diversified Growth Account 0.0010
9.64
Diversified Growth Adaptive Allocation Account 0.0006
8.23
Diversified Growth Strategic Allocation Account 0.0007
9.09
Diversified Income Account 0.0003
3.52
Diversified International Account 0.0453
71.02
Global Emerging Markets Account 0.1588
100.00

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2025 (unaudited)

The funds may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC Section
905(c). The Funds will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principal.com/tax-center
Please consult your tax advisor if you have any questions.
Foreign
Taxes
Per Share
Foreign
Source
Income
Principal LifeTime 2020 Account $ 0.0041
6.91%
Principal LifeTime 2030 Account 0.0055
10.71
Principal LifeTime 2040 Account 0.0088
18.72
Principal LifeTime 2050 Account 0.0113
25.75
Principal LifeTime 2060 Account 0.0100
24.67
Principal LifeTime Strategic Income Account 0.0029
5.42
SAM Balanced Portfolio 0.0065
14.22
SAM Conservative Balanced Portfolio 0.0028
10.71
SAM Conservative Growth Portfolio 0.0116
22.09
SAM Flexible Income Portfolio 0.0013
10.26
SAM Strategic Growth Portfolio 0.0180
31.71

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Variable Contracts Funds, Inc.
December 31, 2025

During the two most recent fiscal years and any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Variable Contracts Funds, Inc.
December 31, 2025

During the period covered by this report, the following matters were submitted through the solicitation of proxies or otherwise.
Special Meeting of Shareholders - July 15, 2025
Approval to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended from “diversified” to “non-
diversified” and to change the related fundamental investment restriction for Blue Chip Account.
Shares Voted
For
1,323,909
Against
71,717
Abstained
252,755

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Variable Contracts Funds, Inc.
December 31, 2025

The Principal Variable Contracts Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as
Interested Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the
Chief Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Directors’ expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2025

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) held the annual review and renewal of the
Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 10, 2025 meeting, the members of the Board of Directors of Principal Variable Contracts Funds, Inc. (the “Board”) performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Board Members”), annually to review and to consider the continuation of: (1) the Management Agreement between the PGI and PVC, on behalf of each of the thirty-seven (37)
series of PVC (each series is referred to as a “Fund”) and (2) the Sub-Advisory Agreements between PGI and each of Brown Advisory, LLC; Principal Real Estate
Investors, LLC; Spectrum Asset Management, Inc.; and T. Rowe Price Associates, Inc. (collectively, the “Sub-Advisors”). The Management Agreement and the
Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the
Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
The Board reviewed comprehensive materials provided by the Manager, the Sub-Advisors, Broadridge Financial Solutions, Inc. (“Broadridge”) and Management
Practice, LLC, both independent providers of investment company data, and independent legal counsel. The Board also reviewed performance information for the Funds based upon data from Morningstar Direct. In addition, the Board had previously received extensive information throughout the year regarding the performance and operating results of the Funds and the various services provided by the Manager and Sub-Advisors.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment advisor is in the best interest of each Fund. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement for each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of service provided under the Management Agreements, including the accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization.
With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the
Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended
March 31, 2025 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2025, and compared those returns to various agreed-upon performance measures, including, for all Funds, peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed the performance information for a three-year period ended
March 31, 2025, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2025, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2025, as available, to one or more relevant benchmark indices.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2025

that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the
Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to
Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-
year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares for each Fund, as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For Funds that do not offer Class 1 shares or for which Class 1 shares represented less than 5% of the Fund’s total assets, comparative fee and expense information was provided based upon Class 2 shares.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2024. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates.
In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts.
For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. In both such cases, these factors supported a conclusion that the Management Agreement should be renewed. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With respect to the PVC Principal LifeTime Accounts, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-
management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses.
In concluding that the Management Agreement for the PVC Principal LifeTime Accounts should be renewed, the Board considered all relevant factors, including that the Manager has agreed to extend the expense cap on each Fund's non-management expenses through February 28, 2027 and management's explanation that the total net expense ratio of each Fund should decline as assets increase and non-management fee expenses decline. The Board also considered each Fund’s performance.
With regard to PVC LargeCap S&P 500 Managed Volatility Index Account, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than the third quartile (both were at the 83rd percentile) in the Expense Group. Considering all relevant factors, including that the Fund’s performance was in the second quartile (47th percentile) in the Performance Universe for the three-year period ended March 31, 2025 and in the third quartile (57th percentile) in the Performance Universe for the blended three- and five-year period ended March 31, 2025, and management’s explanation that 100% of the Fund’s assets are owned by PVC Diversified Accounts with total net expense ratios in the first quartile of their respective Expense
Groups, the Board concluded that the Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of services provided by the Manager and other relevant factors.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2024. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Principal Real Estate Investors
LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2024. The
Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above. The Board concluded that, for each Fund, the profitability to the
Manager of the Management Agreement was not unreasonable.
Economies of Scale

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2025

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2024 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted management's explanation of efficiencies in the Manager's cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the PVC Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for the PVC Diversified Balanced Account, PVC Diversified Balanced Adaptive Allocation Account,
PVC Diversified Balanced Strategic Allocation Account, PVC Diversified Growth Adaptive Allocation Account, PVC Diversified Growth Strategic Allocation
Account and PVC Diversified Income Account do not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
The Board further determined that no breakpoints were necessary at this time for the unitary management fee schedules of PVC LargeCap S&P 500 Managed
Volatility Index Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer April Account, PVC U.S.
LargeCap S&P 500 Index Buffer July Account and PVC U.S. LargeCap S&P 500 Index Buffer October Account due to, among other factors, their current asset levels and, with respect to the PVC U.S. LargeCap Buffer Accounts, taking into account historical levels of profitability to the Manager.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds.
The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. For each Sub-Advisory Agreement, the Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered each Sub-
Advisor’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2)
although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from
Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisers

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Variable Contracts Funds, Inc.
December 31, 2025

The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Variable Contracts Funds, Inc., are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | MM1290-32 | 12/2025 | 4065839

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99. CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/12/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/12/2026

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	2/12/2026